UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-103093

Pre-Effective Amendment No.	☐

Post- Effective Amendment No. 11	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT - II
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2006

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2006 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Flexible Premium Deferred Variable Annuity Contract

NATIONWIDE LIFE INSURANCE COMPANY
Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account-II
The date of this prospectus is May 1, 2006.

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2006), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page .

For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov. Information about this and other Best of America products can be found at: www.nationwidefinancial.com.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

This contract contains features that apply credits to the contract value. The benefit of the credits may be more than offset by the additional fees that the contract owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Options, be aware that the cost of electing the option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the Extra Value Option credits.

The following is a list of the underlying mutual funds available under the contract.

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Ultra Fund: Class II
•	American Century VP Value Fund: Class II*
•	American Century VP Vista Fund: Class II
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Federated Insurance Series
•	Federated Market Opportunity Fund II: Service Shares
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2*
•	VIP Growth Portfolio: Service Class 2
•	VIP Overseas Portfolio: Service Class 2R†
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class 2
•	VIP Investment Grade Bond Portfolio: Service Class 2*
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
•	VIP Natural Resources Portfolio: Service Class 2†
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Small Cap Value Securities Fund: Class 2
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Foreign Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Gartmore Variable Insurance Trust ("GVIT")
•	American Funds GVIT Asset Allocation Fund: Class II
•	American Funds GVIT Bond Fund: Class II
•	American Funds GVIT Global Growth Fund: Class II
•	American Funds GVIT Growth Fund: Class II
•	Federated GVIT High Income Bond Fund: Class III†*
•	Gartmore GVIT Emerging Markets Fund: Class VI†
•	Gartmore GVIT Global Health Sciences Fund: Class VI†
•	Gartmore GVIT Global Technology and Communications Fund: Class VI†
•	Gartmore GVIT Government Bond Fund: Class I
•	Gartmore GVIT Investor Destinations Funds: Class II

1

➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Mid Cap Growth Fund: Class II
•	Gartmore GVIT Money Market Fund: Class I
•	Gartmore GVIT Nationwide® Fund: Class II
•	Gartmore GVIT U.S. Growth Leaders Fund: Class II
•	GVIT International Index Fund: Class VIII†
•	GVIT International Value Fund: Class VI† (formerly, Dreyfus GVIT International Value Fund: Class VI)
•	GVIT Mid Cap Index Fund: Class I ( formerly, Dreyfus GVIT Mid Cap Index Fund: Class I)
•	GVIT Small Cap Growth Fund: Class II
•	GVIT Small Cap Value Fund: Class II
•	GVIT Small Company Fund: Class II
•	Van Kampen GVIT Comstock Value Fund: Class II*
•	Van Kampen GVIT Multi Sector Bond Fund: Class I*
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares †
MFS® Variable Insurance Trust
•	MFS Value Series: Service Class
Neuberger Berman Advisers Management Trust
•	AMT Fasciano Portfolio: S Class *
•	AMT International Portfolio: S Class †
•	AMT Limited Maturity Bond Portfolio: I Class *
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 4†
•	Oppenheimer High Income Fund/VA: Service Shares*
•	Oppenheimer Main Street Fund®/VA: Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II*
•	U.S. Real Estate Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2006:

Fidelity Variable Insurance Products Fund III
•	VIP Value Strategies Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 2
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class IV†
Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class B
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II
Dreyfus Variable Investment Fund
•	Developing Leaders Portfolio: Service Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: S Class

Effective May 1, 2005, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

Gartmore Variable Insurance Trust ("GVIT")
•	Federated GVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class II
Fidelity Variable Insurance Products Fund
•	VIP Overseas Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 2
Gartmore Variable Insurance Trust ("GVIT")
•	Gartmore GVIT Emerging Markets Fund: Class II
•	Gartmore GVIT Global Financial Services Fund: Class II
•	Gartmore GVIT Global Health Sciences Fund: Class II
•	Gartmore GVIT Global Technology and Communications Fund: Class II

2

•	Gartmore GVIT Global Utilities Fund: Class II
•	GVIT International Value Fund: Class II (formerly, Dreyfus GVIT International Value Fund: Class II)
Janus Aspen Series
•	International Growth Portfolio: Service Shares
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Service Shares

Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class II

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-II ("variable account") may be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).

3

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin.

Annuity unit- An accounting unit of measure used to calculate the value of variable annuity payments.

Contract value- The value of all accumulation units in a contract plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

FDIC - Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by Nationwide’s general account.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity or IRA- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

Investment-Only Contract- A contract purchased by a qualified pension, profit-sharing or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.

Nationwide- Nationwide Life Insurance Company.

NCUSIF - Nationwide Credit Union Share Insurance Fund.

Net asset value- The value of one share of an underlying mutual fund at the end of a market day or at the close of the New York Stock Exchange.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.

Qualified Plan- A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities Exchange Commission.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.

Simple IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

Sub-accounts- Divisions of the variable account for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Valuation date- Each day the New York Stock Exchange and Nationwide’s home office are open for business, or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that the current net asset value of accumulation units or annuity units might be materially affected.

Valuation period- The period of time commencing at the close of a valuation date and ending at the close of business for the next succeeding valuation date.

Variable account- Nationwide Variable Account-II, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

4

Table of Contents	Page

Glossary of Special Terms	4
Contract Expenses	7
Underlying Mutual Fund Annual Expenses	9
Example	10
Synopsis of the Contracts	10
Purpose of Contract
Minimum Initial and Subsequent Purchase Payments
Credits on Purchase Payments
Changes and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	13
Financial Statements	13
Nationwide Life Insurance Company	13
Nationwide Investment Services Corporation	13
Investing in the Contract	13
The Variable Account and Underlying Mutual Funds
Guaranteed Term Options
The Fixed Account
The Contract in General	16
Distribution, Promotional and Sales Expenses
Underlying Mutual Funds
Profitability
Standard Charges and Deductions	17
Variable Account Charge
Contract Maintenance Charge
Contingent Deferred Sales Charge
Premium Taxes
Short-Term Trading Fees
Optional Contract Benefits, Charges and Deductions	20
CDSC Options
Death Benefit Options
Extra Value Options
Capital Preservation Plus Option
Capital Preservation Plus Lifetime Income Option
Removal of Variable Account Charges	34
Ownership and Interests in the Contract	34
Contract Owner
Joint Owner
Contingent Owner
Annuitant
Contingent Annuitant
Co-Annuitant
Joint Annuitant
Beneficiary and Contingent Beneficiary
Changes to the Parties to the Contract
Operation of the Contract	35
Minimum Initial and Subsequent Purchase Payments
Purchase Payment Credits
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Examine and Cancel	39

5

Table of Contents (continued)	Page

Surrender (Redemption) Prior to Annuitization	39
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrender (Redemption) After Annuitization	40
Surrenders Under Certain Plan Types	40
Surrenders Under a Tax Sheltered Annuity
Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Loan Privilege	41
Minimum and Maximum Loan Amounts
Maximum Loan Processing Fee
How Loan Requests are Processed
Loan Interest
Loan Repayment
Distributions and Annuity Payments
Transferring the Contract
Grace Period and Loan Default
Assignment	42
Contract Owner Services	42
Asset Rebalancing
Dollar Cost Averaging
Enhanced Fixed Account Dollar Cost Averaging
Fixed Account Interest Out Dollar Cost Averaging
Systematic Withdrawals
Nationwide Allocation Architect
Lump Sum Payments
Death Benefits	45
Death of Contract Owner
Death of Annuitant
Death of Contract Owner/Annuitant
Death Benefit Payment
Death Benefit Calculations
Spousal Protection Feature
Annuity Commencement Date	49
Annuitizing the Contract	49
Annuitization Date
Annuitization
Fixed Annuity Payments
Variable Annuity Payments
Frequency and Amount of Annuity Payments
Annuity Payment Options	50
Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000
Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000
Statements and Reports	51
Legal Proceedings	51
Advertising	53
Money Market Yields
Historical Performance of the Sub-Accounts
Table of Contents of Statement of Additional Information	54
Appendix A: Underlying Mutual Funds	55
Appendix B: Condensed Financial Information	65
Appendix C: Contract Types and Tax Information	88

6

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%[1]
Contracts that contain the standard CDSC schedule will be referred to as "B Schedule" contracts.
Maximum Loan Processing Fee	$25[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30[4]
Annual Loan Interest Charge	2.25%[5]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[6]
Variable Account Charge	1.15%
CDSC Options (an applicant may purchase one)
Four Year CDSC Option ("L Schedule Option") Total Variable Account Charges (including this option only)	0.25%[7] 1.40%
(continued on next page)
___________
1 Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Each contract year, the contract owner may withdraw without a CDSC the greater of:
(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or
(2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
4 The Contract Maintenance Charge is deducted annually from all contracts containing less than $50,000 on each contract anniversary. This charge is permanently waived for any contract valued at $50,000 or more on any contract anniversary.
5 The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
6 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
7 Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	6%	5%	4%	0%
The charge associated with this option will be assessed for the life of the contract.

7

Recurring Contract Expenses (continued)
No CDSC Option ("C Schedule Option") Total Variable Account Charges (including this option only)	0.30%[1] 1.45%
Death Benefit Options (an applicant may purchase one)
One-Year Enhanced Death Benefit II Option (available beginning May 1, 2004 or a later date if state law requires) Total Variable Account Charges (including this option only)	0.20%[2] 1.35%
One-Year Enhanced Death Benefit Option (available until state approval is received for the One-Year Enhanced Death Benefit II Option) Total Variable Account Charges (including this option only)	0.10% 1.25%
Extra Value Options (an applicant may purchase one)
3% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.30%.
0.30%[3] 1.45%
4% Extra Value Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the fixed account and the Guaranteed Term Options for the first 7 contract years will be assessed a fee of 0.40%.
0.40%[4] 1.55%
Capital Preservation Plus Lifetime Income Option
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 1.00%[5]
1.00%[6] 2.15%
(continued on next page)

_________________
1 Election of the C Schedule Option eliminates the B Schedule CDSC schedule; no CDSC will be assessed upon surrenders from the contract. Additionally, election of the C Schedule Option:
•	eliminates the Lifetime Income Option as an optional benefit;
•	eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit;
•	eliminates the fixed account as an investment option under the contract;
•	eliminates Enhanced Fixed Account Dollar Cost Averaging as a contract owner service; and
•	makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.
The charge associated with this option will be assessed for the life of the contract.
2 The One-Year Enhanced Death Benefit II Option is only available for contracts with annuitants age 80 or younger at the time of application.
3 Nationwide will discontinue deducting the charge associated with the 3% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 3% Extra Value Option.
4 Nationwide will discontinue deducting the charge associated with the 4% Extra Value Option 7 years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected the 4% Extra Value Option.
5 Currently, the Guaranteed Term Option/Target Term Option charge associated with the Capital Preservation Plus Lifetime Income Option is equal to a reduction in crediting rates of 0.60%.
6 The Capital Preservation Plus Lifetime Income Option is available to all contract owners until May 1, 2007. Effective May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The Capital Preservation Plus Lifetime Income Option is not available if any of the following optional benefits are elected: the C Schedule Option, the Lifetime Income Option, or the Capital Preservation Plus Option. Currently, the variable account charge associated with the Capital Preservation Plus Lifetime Income Option is equal to an annualized rate of 0.60% of the daily net assets of the variable account.

8

Recurring Contract Expenses (continued)
Capital Preservation Plus Option (available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option)
Total Variable Account Charges (including this option only)
In addition to the charge assessed to variable account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.
0.50%[1] 1.65%
Lifetime Income Option Total Variable Account Charges (including this option only)	1.00%[2] 2.15%
Spousal Continuation Benefit Total Variable Account Charges (including this option and the Lifetime Income Option only)	0.15%[3] 2.30%

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

Summary of Maximum Contract Expenses
Variable Account Charge (applicable to all contracts)	1.15%
C Schedule Option	0.30%
One-Year Enhanced Death Benefit II Option	0.20%
4% Extra Value Option	0.40%
Lifetime Income Option	1.00%
Spousal Continuation Benefit	0.15%
Maximum Possible Total Variable Account Charges	3.20%

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2005, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.52%	2.68%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

__________________
1 If the option is still available, the Capital Preservation Plus Option may only be elected at the time of application or within the first 60 days after the contract is issued. The Capital Preservation Plus Option is not available if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the contract owner.
2 The maximum charge associated with the Lifetime Income Option is 1.00% of the current income benefit base. Currently, the charge associated with the Lifetime Income Option is equal to 0.60% of the current income benefit base.
3 The Spousal Continuation Benefit is only available for election if and when the Lifetime Income Option is elected. The charge associated with the Spousal Continuation Benefit is 0.15% of the current income benefit base.

9

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
•	Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
•	Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class VI
•	Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class VI
•	Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class VI
•	Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VIII
•	Gartmore Variable Insurance Trust - GVIT International Value Fund: Class VI
•	Janus Aspen Series - International Growth Portfolio: Service II Shares
•	Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees, which if reflected, would result in higher expenses.

The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC schedule;
•	a $30 Contract Maintenance Charge expressed as a percentage of the average contract account size; and
•	the total variable account charges associated with the most expensive combination of optional benefits (3.20%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.68%)	1,279	2,368	3,419	6,071	649	1,918	3,149	6,071	*	1,918	3,149	6,071
Minimum Total Underlying Mutual Fund Operating Expenses (0.52%)	1,052	1,726	2,414	4,372	422	1,276	2,144	4,372	*	1,276	2,144	4,372

*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are individual flexible purchase payment contracts.

The contracts can be categorized as:
•	Charitable Remainder Trusts;
•	Individual Retirement Annuities ("IRAs");
•	Investment-Only Contracts (Qualified Plans);
•	Non-Qualified Contracts;
•	Roth IRAs;
•	Simplified Employee Pension IRAs ("SEP IRAs");
•	Simple IRAs; and
•	Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in this prospectus.

Purpose of the Contract

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

•	by institutional investors;

•	in connection with other Nationwide contracts that have the same annuitant; or

•	in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

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By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity	$3,000	$500

*	A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**	For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

Credits on Purchase Payments

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

For further information on PPCs, please see "Purchase Payment Credits" later in this prospectus.

Charges and Expenses

Variable Account Charge

Nationwide deducts a Variable Account Charge equal to an annualized rate of 1.15% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of distributing, issuing and maintaining variable annuity contracts.

Contract Maintenance Charge

A $30 Contract Maintenance Charge is assessed on each contract anniversary and upon full surrender of the contract. If, on any contract anniversary (and on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

Contingent Deferred Sales Charge

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

CDSC Options

Two CDSC options are available under the contract at the time of application. If the contract owner elects the L Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.25% of the daily net assets of the variable account in exchange for a reduced CDSC schedule. If the contract owner elects the C Schedule Option, Nationwide will assess a charge equal to an annualized rate of 0.30% of the daily net assets of the variable account in exchange for elimination of CDSC under the contract.

Death Benefit Options

In lieu of the standard death benefit, an applicant may elect a death benefit option at the time of application, as follows:

Death Benefit Options	Charge*
One-Year Enhanced Death Benefit II Option**	0.20%
One-Year Enhanced Death Benefit Option***	0.10%

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*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

**The One-Year Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) and is only available for contracts with annuitants age 80 or younger at the time of application.

***The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Options.

For more information about the standard and optional death benefits, please see the "Death Benefit Calculations" provision.

Extra Value Options

An applicant may elect one of two Extra Value Options at the time of application, as follows:

Extra Value Options	Charge*
3% Extra Value Option	0.30%
4% Extra Value Option	0.40%

*The charges shown are the annualized rates charged as a percentage of the daily net assets of the variable account.

In addition to the charge assessed to the variable account, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee that corresponds to the variable account charge associated with the Extra Value Option elected. For both of the Extra Value Options, Nationwide will discontinue deducting the charges at the end of the 7th contract year. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

Capital Preservation Plus Option

The Capital Preservation Plus Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If the option is still available, it may only be elected at application or within the first 60 days after the contract is issued. The Capital Preservation Plus Option may not be elected if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.

If the contract owner or applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. Additionally, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of not more than 0.50%. Consequently, the interest rate of return for assets in the Guaranteed Term Option/Target Term Option will be lowered due to the assessment of this charge.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is available to all contract owners until May 1, 2007. Effective May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be age 35 or older at the time of application. The Capital Preservation Plus Lifetime Income Option may not be elected if any of the following optional benefits are elected: the C Schedule Option, the Lifetime Income Option, or the Capital Preservation Plus Option.

If the contract owner or applicant elects the Capital Preservation Plus Lifetime Income Option, Nationwide will deduct an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Currently, the variable account charge is an annualized rate of 0.60% of the daily net assets of the variable account. Additionally, the interest rate of return credited to allocations made to the Guaranteed Term Options or Target Term Options will be reduced by not more than 1.00%. Currently, the interest rate deduction is 0.60%.

Charges for Optional Benefits

The charges associated with optional benefits are generally only assessed prior to annuitization. However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization. Additionally, the charges associated with the Extra Value Options are assessed for the first 7 contract years. Therefore, if a contract owner that elected an Extra Value Option annuitizes before the end of the 7th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 7th contract year.

Lifetime Income Option

The Lifetime Income Option may be elected at any time. The primary contract owner (or the primary annuitant in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected. The Lifetime Income Option may not be elected if any of the following optional benefits are elected: C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option.

If the contract owner or applicant elects the Lifetime Income Option, Nationwide will deduct an annual charge not to exceed 1.00% of the current income benefit base, which is the amount upon which the annual benefit is based. Currently, the charge for the Lifetime Income Option is 0.60% of the current income benefit base. The charge is deducted on each anniversary of the election of the Lifetime Income Option and is taken from the sub-accounts proportionally based on contract allocations at the time the charge is deducted.

Spousal Continuation Benefit

The Spousal Continuation Benefit is only available for election if and when the Lifetime Income Option is elected. The contract owner’s spouse (or the primary annuitant’s spouse in the case of a non-natural contract owner) must be between age 45 and 85 at the time the option is elected. If the contract owner or applicant elects the Spousal Continuation Benefit, Nationwide will deduct an annual charge of 0.15% of the current income benefit base. The charge is deducted at the same time and in the same manner as the Lifetime Income Option charge.

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Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free-look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amount required by law (see "Right to Examine and Cancel").

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained, free of charge, by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide Life Insurance Company are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide’s home office at the telephone number listed on page of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account-II is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on October 7, 1981 pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets. The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund’s prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

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In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms or their affiliates may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

(1)	shares of a current underlying mutual fund are no longer available for investment; or

(2)	further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

Guaranteed Term Options

Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a GTO are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for GTO obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any GTO, subject to Nationwide's claims-paying ability. A GTO prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over five different maturity durations: one (1), three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to 3 months beyond the 1, 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the GTO(s) unless a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in swap rates. No market value adjustment will be applied if GTO allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from GTOs. Please refer to the prospectus for the GTOs for further information.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, GTOs are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

Guaranteed Term Options may not be available in every state.

GTO Charges Assessed for Certain Optional Benefits

For contract owners that elect the following optional benefits, allocations made to the GTOs will be assessed a fee as indicated:

Optional Benefit	GTO Charge
3% Extra Value Option	0.30%*
4% Extra Value Option	0.40%*
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	up to 1.00%**

*The GTO charge associated with these options will not be assessed after the end of the 7th contract year.

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**Currently, the GTO charge associated with this option is 0.60%.

The GTO charges are assessed by decreasing the interest rate of return credited to assets allocated to the Guaranteed Term Options.

Target Term Options

Due to certain state requirements, in some state jurisdictions, Nationwide uses Target Term Options ("TTOs") instead of GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option. Target Term Options are not available separate from these options.

For all material purposes, GTOs and TTOs are the same. Target Term Options are managed and administered identically to GTOs. The distinction is that the interest rate associated with TTOs is not guaranteed as it is in GTOs. However, because the options are managed and administered identically, the result to the investor is the same.

All references in this prospectus to GTOs in connection with the Capital Preservation Plus Option and the Capital Preservation Plus Lifetime Income Option will also mean TTOs (in applicable jurisdictions). Please refer to the prospectus for the Guaranteed Term Options/Target Term Options for more information.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account. The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments or transfers allocated to the fixed account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

•
New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

•
Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

•
Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

•
Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during which the12 month anniversary of the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any surrenders and any applicable charges including CDSC. Additionally, Nationwide guarantees that interest credited to fixed account allocations will not be less than the minimum interest required by applicable state law.

Fixed Account Interest Rate Guarantee Period

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

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The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. During a fixed account interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

For new purchase payments allocated to the fixed account and transfers to the fixed account, the fixed account interest rate guarantee period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The fixed account interest rate guarantee period is distinct from the maturity durations associated with Guaranteed Term Options.

Fixed Account Charges Assessed for Certain Optional Benefits

All interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same rate of interest as a contract with no optional benefits. However, for contract owners that elect certain optional benefits available under the contract, a charge is assessed to assets allocated to the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below:

Optional Benefit	Fixed Account Charge
3% Extra Value Option	0.30%*
4% Extra Value Option	0.40%*

*The fixed account charge associated with these options will not be assessed after the end of the 7th contract year.

The fixed account charges are assessed by decreasing the interest rate of return credited to assets allocated to the fixed account.

Although there is a fee assessed to the assets in the fixed account when either of the above optional benefits are elected, Nationwide guarantees that the interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

If this contract is purchased to replace another variable annuity, be aware that the mortality tables used to determine the amount of annuity payments may be less favorable than those in the contract being replaced.

These contracts are offered to customers of various financial institutions and brokerage firms. The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.00%. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

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In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration or other similar agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Standard Charges and Deductions

Variable Account Charge

Nationwide deducts a Variable Account Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.15% of the daily net assets of the variable account. This fee compensates Nationwide for expenses incurred in the day to day business of distributing, issuing and maintaining annuity contracts. If the Variable Account Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

Contract Maintenance Charge

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary that occurs before annuitization and upon full surrender of the contract. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge from that point forward.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account, the fixed account and the Guaranteed Term Options based on the value in each option as compared to the total contract value.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

Contingent Deferred Sales Charge

No sales charge deduction is made from purchase payments upon deposit into the contracts. However, if any part of the contract is surrendered, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

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The CDSC applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	7%
2	6%
3	5%
4	4%
5	3%
6	2%
7	0%

Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.

The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature (see "Spousal Protection Feature" on page ).

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC; or

2)	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

Purchase payments surrendered under the CDSC-free withdrawal privilege are not, for purposes of other calculations under the contract, considered a surrender of purchase payments. In addition, no CDSC will be deducted:

(1)	upon the annuitization of contracts which have been in force for at least 2 years;

(2)
upon payment of a death benefit. However, additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract (see "Spousal Protection Feature" on page );

(3)	from any values which have been held under a contract for at least 7 years (4 years if the L Schedule Option is elected); or

(4)	if the contract owner elected the C Schedule Option.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account, or the variable account.

A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC; and the difference between:

(a)	the contract value at the close of the day prior to the date of the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

The waiver of CDSC only applies to partial surrenders. If the contract owner elects to surrender the contract in full, where permitted by state law, Nationwide will assess a CDSC on the entire amount surrendered. For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a one-year period that deplete the entire contract value; or

•	any single surrender of 90% or more of the contract value.

Long-Term Care/Nursing Home and Terminal Illness Waiver

The contract includes a Long-Term Care/Nursing Home and Terminal Illness waiver at no additional charge.

Under this provision, no CDSC will be charged if:

(1)	the third contract anniversary has passed; and

(2)	the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

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(3)	the contract owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness; and

(4)	Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide’s home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

(1)	the time the contract is surrendered;

(2)	annuitization; or

(3)	such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

•	contract loans or surrenders, including CDSC-free withdrawals;

•	surrenders of annuity units to make annuity payments;

•	surrenders of accumulation units to pay the annual Contract Maintenance Charge;

•	surrenders of accumulation units to pay a death benefit; or

•	transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

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Optional Contract Benefits, Charges and Deductions

For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)	optional benefits must be elected at the time of application;

(2)	optional benefits, once elected, may not be terminated; and

(3)	the charges associated with the optional benefits will be assessed until annuitization.

The charges associated with optional benefits are generally only assessed prior to annuitization. However, the charges associated with the L Schedule Option and the C Schedule Option will be assessed both before and after annuitization. Additionally, the charges associated with the Extra Value Options are assessed for the first 7 contract years. Therefore, if a contract owner that elected an Extra Value Option annuitizes before the end of the 7th contract year, the charge for that option will continue to be assessed after annuitization until the end of the 7th contract year.

CDSC Options

L Schedule Option

For an additional charge at an annualized rate of 0.25% of the daily net assets of the variable account, the contract owner may elect the L Schedule Option. Election of the L Schedule Option replaces the B Schedule CDSC schedule with a 4 year CDSC schedule.

The L Schedule Option CDSC schedule applies as follows:

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	0%

Under this option, CDSC will not exceed 7% of purchase payments surrendered. The charge associated with the L Schedule Option will be assessed for the life of the contract. Nationwide may realize a profit from the charge assessed for this option.

C Schedule Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, the contract owner may elect the C Schedule Option, under which no CDSC will be assessed on surrenders from the contract.

Additionally, election of the C Schedule Option:

•	eliminates the Capital Preservation Plus Lifetime Income Option as an optional benefit;

•	eliminates the fixed account as an investment option under the contract;

•	eliminates Enhanced Fixed Account Dollar Cost Averaging as a contract owner service; and

•	makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.

The charge associated with the C Schedule Option will be assessed for the life of the contract. Nationwide may realize a profit from the charge assessed for this option.

Death Benefit Options

For an additional charge, the applicant may elect one of two death benefit options, depending on when the contract is issued. The charge associated with each option will be assessed until annuitization and will be assessed on variable account allocations only.

One-Year Enhanced Death Benefit II Option

Beginning May 1, 2004 (or a later date if state law requires), applicants with annuitants age 80 or younger at the time of application can elect the One-Year Enhanced Death Benefit II Option for an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account. Nationwide may realize a profit from the charge assessed for this option.

For contracts that have elected this option, if the total of all purchase payments made to the contract is $3,000,000 or less, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

For contracts that have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be adjusted as described in the "Death Benefit Calculations" provision on page .

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Please see "Spousal Protection Feature" later in this prospectus.

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One-Year Enhanced Death Benefit

For contracts issued prior to state approval of the One-Year Enhanced Death Benefit II Option, the applicant can elect the One-Year Enhanced Death Benefit Option. Once state approval is received for the One-Year Enhanced Death Benefit II Option, this option is no longer available. The One-Year Enhanced Death Benefit is the same as the One-Year Enhanced Death Benefit II Option, except that this option has a lower price (0.10% of the daily net assets of the variable account) and there is no restriction as to the annuitant's age. Nationwide may realize a profit from the charge assessed for this option.

Extra Value Options

For an additional charge, an applicant can elect one of two Extra Value Options.

Applicants should be aware of the following prior to electing an extra value option:

(1)
Nationwide believes that the Extra Value Options, even after the direct and indirect costs associated with the options, will benefit the majority of contract owners. However, if an Extra Value Option is elected, the individual registered representative and his/her firm will receive less commission. If you have questions about whether an Extra Value Option is appropriate for you, please consult your individual registered representative specifically about the option.

(2)	Nationwide may make a profit from the extra value option charge.

(3)
Because the extra value option charge will be assessed against the entire contract value for the first 7 contract years, contract owners who anticipate making additional purchase payments after the first contract year (which will not receive the bonus credit but will be assessed the extra value charge) should carefully examine the extra value option and consult their financial adviser regarding its desirability.

(4)
Nationwide may take back or "recapture" all or part of the amount credited under the extra value option in the event of early surrenders, including revocation of the contract during the contractual free-look period.

(5)	If the market declines during the period that the bonus credits are subject to recapture, the amount subject to recapture could decrease the amount of contract available for surrender.

(6)	The cost of the extra value option and the recapture of the credits (in the event of a surrender) could exceed any benefit of receiving the extra value option credits.

(7)
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the fixed account when the contract owner elects or has elected an extra value option. These restrictions may be imposed at Nationwide's discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front extra value option credits.

3% Extra Value Option

For an additional charge at an annualized rate of 0.30% of the daily net assets of the variable account, an applicant can elect the 3% Extra Value Option. In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.30%. After the end of the 7th contract year, Nationwide will discontinue assessing the charges associated with the 3% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract. This credit, which is funded from Nationwide’s general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract. Credits applied under this option are considered earnings, not purchase payments.

4% Extra Value Option

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, an applicant can elect the 4% Extra Value Option. In addition, allocations made to the fixed account and the Guaranteed Term Options will be assessed a fee of 0.40%. After the end of the 7th contract year, Nationwide will discontinue assessing the charges associated with the 4% Extra Value Option and the amount credited under this option will be fully vested.

In exchange, for the first 12 months the contract is in force, Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract. This credit, which is funded from Nationwide’s general account, will be allocated among the sub-accounts, the fixed account, and/or the Guaranteed Term Options in the same proportion that the purchase payment is allocated to the contract. Credits applied under this option are considered earnings, not purchase payments.

Recapture of Extra Value Option Credits

Nationwide will recapture amounts credited to the contract in connection with the Extra Value Options if:

(a)	the contract owner cancels the contract pursuant to the contractual free-look provisions;

(b)	the contract owner takes a full surrender before the end of the 7th contract year; or

(c)	the contract owner takes a partial surrender that is or would be subject to a CDSC under the B Schedule CDSC schedule before the end of the 7th contract year.

Some state jurisdictions require a reduced recapture schedule. Please refer to your contract for state specific information.

Contract owners should carefully consider the consequences of taking a surrender that subjects part or all of the credit to recapture. If contract value decreases due to poor market performance, the recapture provisions could decrease the amount of contract value for surrender.

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Nationwide will not recapture credits under the Extra Value Options under the following circumstances:

(1)	If the withdrawal is not, or would not be, subject to a CDSC under the B Schedule CDSC schedule;

(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	If the surrender occurs after the 7th contract year.

Recapture Resulting from Exercising Free-Look Privilege

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.

Recapture Resulting from a Full Surrender

If the contract owner takes a full surrender of the contract before the end of the 7th contract year, Nationwide will recapture the entire amount credited to the contract under the option.

Recapture Resulting from a Partial Surrender

If the contract owner takes a partial surrender before the end of the 7th contract year that is subject to CDSC (or would be subject to CDSC but for the election of a CDSC-reducing option), Nationwide will recapture a proportional part of the amount credited to the contract under this option.

For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In contract year 2, Mr. X takes a $20,000 surrender. Under the contract Mr. X is entitled to take 10% of purchase payments free of CDSC. Thus, he can take ($100,000 x 10%) = $10,000 without incurring a CDSC. That leaves $10,000 of the surrender subject to a CDSC. For the recapture calculation, Nationwide will multiply that $10,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $20,000 partial surrender is $300. The amount recaptured will be taken from the sub-accounts, the fixed account and/or the Guaranteed Term Options in the same proportion that purchase payments are allocated as of the surrender date.

Capital Preservation Plus Option

The Capital Preservation Plus ("CPP") Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years -- the "program period"). Contract value at the end of the CPP program period will be no less than contract value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract maintenance charges that are deducted from the contract after this option is elected will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of contract value between two investment components:

(1)	A Guaranteed Term Option corresponding to the length of the elected program period; and

(2)
Non-Guaranteed Term Option allocations, which consist of the fixed account and certain underlying mutual funds that are available under the program. This investment component is allocated according to contract owner instructions.

If contract value is allocated to the fixed account and the contract owner subsequently elects the Capital Preservation Plus Option, the current fixed account interest rate guarantee period will terminate. If such contract owner allocates all or part of the Non-Guaranteed Term Option component of the Capital Preservation Plus Option to the fixed account, the allocation will be credited interest at the then current Renewal Rate and a new fixed account interest rate guarantee period will begin.

When the CPP Option is elected, Nationwide will specify the percentage of the contract value that must be allocated to each of the two general components described above. Generally, when interest rates are higher, a greater portion of the contract value will be made available for allocation among underlying mutual funds; when interest rates are lower, lesser portions may be made available for allocation among underlying mutual funds. Also, longer program periods will typically permit greater allocations to the underlying mutual funds. Other general economic factors and market conditions may affect these determinations as well.

Charges

The CPP Option is provided for an additional charge at an annualized rate not to exceed 0.50% of the daily net assets of the variable account. This charge will be assessed against the GTOs through a reduction in credited interest rates (not to exceed 0.50%). Nationwide may realize a profit from the charge assessed for this option.

All charges associated with the CPP Option will remain the same for the duration of the program period. When the CPP program period ends or an elected CPP Option is terminated, the charges associated with the option will no longer be assessed.

The Advantage of the Capital Preservation Plus Option

Without electing the option, contract owners may be able to approximate (without replicating) the benefits of the CPP Option. To do this, contract owners would have to determine how much of their contract value would need to be allocated to a GTO so that the amount at maturity (principal plus interest attributable to the GTO allocation) would approximate the original total investment. The balance of the contract value would be available to be allocated among underlying mutual funds or the fixed account. This represents an investment allocation strategy aimed at capital preservation.

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Election of the CPP Option, however, generally permits a higher percentage of the contract value to be allocated outside of the GTOs among underlying mutual funds and/or the fixed account. This provides contract owners with a greater opportunity to benefit from market appreciation that is reflected in the underlying mutual fund performance, while preserving the return of principal guarantee.

Availability

The CPP Option is available for 150 days after the later of March 1, 2005 or the date state approval is received for the Capital Preservation Plus Lifetime Income Option. If available, the CPP Option may only be elected at the time of application or within the first 60 days after the contract is issued. The CPP Option may not be elected if the Capital Preservation Plus Lifetime Income Option or the Lifetime Income Option is elected.

Additionally, at the end of any CPP program period or after terminating a CPP Option, and if the CPP Option is still available in the applicable jurisdiction, the contract owner may elect to participate in a new CPP Option at the charges, rates and allocation percentages in effect at that point in time. If the contract owner elects to participate in a new CPP Option, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Enhanced Capital Preservation Plus Option

From time to time, Nationwide may offer an enhanced version of the CPP Option. The Enhanced CPP Option costs the same as the standard CPP Option and operates similarly. The distinction between the two options is that the enhanced version provides contract owners with a larger Non-Guaranteed Term Option component than would be available under the standard CPP Option in exchange for stricter allocation restrictions on the Non-Guarnateed Term Option component. It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-Guaranteed Term Option component.

Conditions Associated with the Capital Preservation Plus Option

A contract owner with an outstanding loan may not elect the CPP Option.

During the CPP program period, the following conditions apply:

•	If surrenders or contract maintenance charges are deducted from the contract subsequent to electing this option, the guarantee will be reduced proportionally.

•	Only one CPP Option program may be in effect at any given time.

•	No new purchase payments may be applied to the contract.

•	Enhanced Fixed Account Dollar Cost Averaging is not available as a contract owner service.

•	Nationwide will not permit loans to be taken from the contract.

•	No optional benefit that assesses a charge to the GTOs may be added to the contract.

•
If, while the CPP Option is elected, the annuitant dies and the annuitant's spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.

If the contract is annuitized, surrendered or liquidated for any reason prior to the end of a CPP program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a GTO in anticipation of annuitization. A market value adjustment may apply to amounts surrendered or liquidated from a GTO and the surrender will be subject to the CDSC provisions of the contract.

After the end of the program period, or after termination of the option, the above conditions will no longer apply.

Investments During the Program Period

When the CPP Option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the contract value that is available for allocation to the fixed account and/or the available underlying mutual funds. The remainder of the contract value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the CPP program period elected by the contract owner.

Nationwide makes only certain underlying mutual funds available when a contract owner elects the Capital Preservation Plus Option. Nationwide selected the available underlying mutual funds on the basis of certain risk factors associated with the underlying mutual fund's investment objective. The underlying mutual funds not made available in conjunction with the Capital Preservation Plus Option were excluded on the basis of similar risk considerations.

During the CPP program period, the following investment options are available for the Non-Guaranteed Term Option component:

1.	the fixed account; and/or

2.	a variable investment option, which could be one of the following:

a.	if the Nationwide Allocation Architect service is available, one of the models available through that service (see "Contract Owner Services"); or

b.	any combination of the underlying mutual funds listed below (hereafter, the “CPP investment options”).

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series II Shares
•	AIM V.I. Capital Appreciation Fund: Series II Shares
•	AIM V.I. Capital Development Fund: Series II Shares
American Century Variable Portfolios, Inc.
•	American Century VP Mid Cap Value Fund: Class II
•	American Century VP Ultra Fund: Class II
•	American Century VP Value Fund: Class II

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•	American Century VP Vista Fund: Class II
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Stock Index Fund, Inc.: Service Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Service Shares
Fidelity Variable Insurance Products Fund
•	VIP Equity-Income Portfolio: Service Class 2
•	VIP Growth Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund II
•	VIP Contrafund® Portfolio: Service Class 2
•	VIP Investment Grade Bond Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund III
•	VIP Mid Cap Portfolio: Service Class 2
•	VIP Value Strategies Portfolio: Service Class 2
Fidelity Variable Insurance Products Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Franklin Templeton Variable Insurance Products Trust
•	Franklin Income Securities Fund: Class 2
•	Franklin Rising Dividends Securities Fund: Class 2
Gartmore Variable Insurance Trust
•	American Funds GVIT Asset Allocation Fund: Class II
•	American Funds GVIT Bond Fund: Class II
•	American Funds GVIT Growth Fund: Class II
•	Gartmore GVIT Government Bond Fund: Class I
•	Gartmore GVIT Investor Destinations Funds
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore GVIT Mid Cap Growth Fund: Class II
•	Gartmore GVIT Money Market Fund: Class I
•	Gartmore GVIT Nationwide Fund: Class II
•	Gartmore GVIT U.S. Growth Leaders Fund: Class II
•	GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus GVIT Mid Cap Index Fund: Class I)
•	Van Kampen GVIT Comstock Value Fund: Class II
Janus Aspen Series
•	Forty Portfolio: Service Shares
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Service Class
•	MFS Value Series: Service Class

Neuberger Berman Advisers Management Trust
•	AMT Limited Maturity Bond Portfolio: Class I
•	AMT Regency Portfolio: Class S
•	AMT Socially Responsive Portfolio
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Service Shares
•	Oppenheimer Main Street Fund/VA: Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class II

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class B
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class II
Federated Insurance Series
•	Federated American Leaders Fund II: Service Shares
•	Federated Capital Appreciation Fund II: Service Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
•	Risk-Managed Core Portfolio: Service Shares
Neuberger Berman Advisers Management Trust
•	AMT Mid-Cap Growth Portfolio: Class S

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

Note, however, that if the contract owner wishes to take advantage of an Enhanced CPP Option, the list of available investment options may be restricted further than that which is listed above.

Election of the CPP Option will not be effective unless and until Nationwide receives sub-account allocation instructions based on the preceding list of available underlying mutual funds. Allocations to underlying mutual funds other than those listed above are not permitted during the program period.

Nationwide reserves the right to modify the list of available underlying mutual funds upon written notice to contract owners. If an underlying mutual fund is deleted from the list of available underlying mutual funds, such deletion will not affect CPP Option programs already in effect.

Surrenders During the CPP Program Period

If, during the CPP program period, the contract owner takes a partial surrender from the contract, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO. The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request, unless Nationwide is instructed otherwise. Surrenders may not be taken exclusively from the GTO. In conjunction with the surrender, the value of the guarantee will be adjusted proportionally. A market value adjustment may apply to amounts surrendered from GTOs and the surrender will be subject to the CDSC provisions of the contract.

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Transfers During the CPP Program Period

Transfers to and from the Guaranteed Term Option are not permitted during the CPP program period.

Transfers between the fixed account and the variable account, and among sub-accounts are subject to the terms and conditions in the "Transfers Prior to Annuitization" provision. During the CPP program period, transfers to underlying mutual funds that are not included in the CPP Option program are not permitted.

If the Nationwide Allocation Architect service is available as a Non-Guaranteed Term Option, the contract owner may move the variable portion of the Non-Guaranteed Term Option component back and forth between the Nationwide Allocation Architect service and the CPP investment options at any time during the CPP program period. Whenever the contract owner elects to move the variable portion of the Non-Guaranteed Term Option component from the Nationwide Allocation Architect service to the CPP investment options, all sub-account value allocated to underlying mutual funds that are not part of the CPP investment options must be reallocated to one or more CPP investment options. While the contract owner elects to participate in the Nationwide Allocation Architect service, the terms and conditions associated with that service apply.

For those contracts that have elected the Enhanced CPP Option, transfers may be further limited during the CPP program period.

Terminating the Capital Preservation Plus Option

Once elected, the CPP Option cannot be revoked, except as provided below.

If the contract owner elected a CPP program period matching a 7 year Guaranteed Term Option, upon reaching the 5th anniversary of the program, the contract owner may terminate the CPP Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 5th anniversary.

If the contract owner elected a CPP program period matching a 10 year Guaranteed Term Option, upon reaching the 7th anniversary of the program, the contract owner may terminate the CPP Option. Any termination instructions must be received at Nationwide's home office within 60 days after the option's 7th anniversary.

If the contract owner terminates the CPP Option as described above, the charges associated with the CPP Option will no longer be assessed, all guarantees associated with the CPP Option will terminate, the contract's investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the CPP Option are removed.

Fulfilling the Return of Principal Guarantee

At the end of the CPP program period, if the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount. Amounts credited under the CPP Option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the contract owner does not elect to begin a new CPP Option program, the amount previously allocated to the GTO and any amounts credited under the guarantee will be allocated to the money market sub-account.

Election of the Capital Preservation Plus Lifetime Income Option

Beginning March 1, 2005 (or a later date if state law requires), at the end of any CPP program period or after terminating a CPP Option, the contract owner may elect to replace the CPP Option with the Capital Preservation Plus Lifetime Income Option (or an enhanced version thereof, if available) at the rates, conditions, allocation percentages, and prices in effect at that point in time. Any such election must be received by Nationwide within 60 days before the end of the preceding CPP program period or within 60 days before the CPP Option termination, whichever is applicable.

Capital Preservation Plus Lifetime Income Option

The Capital Preservation Plus Lifetime Income Option is an extension of the CPP Option. It provides the principal protection of the CPP Option, along with an additional benefit: the ability of the contract owner to receive a consistent lifetime income stream regardless of the actual value of their contract.

The CPP Lifetime Income Option is a two-phase option. The first phase (the "preservation phase") is substantially the same as the CPP Option (see "Capital Preservation Plus Option"). Part of the contract value is allocated to a GTO and the remainder is allocated to available non-GTO investment options. At the end of the CPP program period, if the contract value is less than the contract value at the time the CPP program period began, Nationwide will credit the contract with an amount sufficient to equal the guaranteed amount.

Immediate Withdrawals

Contract owners who are in the preservation phase of the option can elect the immediate withdrawal benefit and begin taking withdrawals of up to 6% of the guaranteed amount annually. Election of this benefit changes some of the terms of the CPP Lifetime Income Option. Refer to the "Immediate Withdrawal Benefit" subsection later in this provision.

The second phase of the CPP Lifetime Income Option (the "withdrawal phase") begins with establishing the lifetime withdrawal base. Thereafter, the contract owner may take surrenders from the contract equal to a certain percentage of that lifetime withdrawal base for the remainder of his/her life, regardless of the actual contract value. This essentially provides the contract owner with an available lifetime stream of income. Note, however, that this lifetime income stream is distinct from the annuitization phase of the contract.

In short, the preservation phase gives the contract owner the assurance of a principal guarantee and the withdrawal phase gives the contract owner the opportunity for a consistent lifetime income stream. The preservation phase and withdrawal phase are discussed more thoroughly later in this provision.

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Charges

The CPP Lifetime Income Option is provided for an additional charge at an annualized rate not to exceed 1.00% of the daily net assets of the variable account. Additionally, rates credited to the Guaranteed Term Option will be reduced by an amount not to exceed 1.00%. Currently, the charge associated with the CPP Lifetime Income Option is 0.60% of the daily net assets of the variable account and a 0.60% reduction in the Guaranteed Term Option crediting rate. Nationwide may realize a profit from the charge assessed for this option. All charges associated with the CPP Lifetime Income Option will be assessed until annuitization and the charge will remain the same (unless the contract owner elects a new CPP program or invokes the reset opportunity, discussed herein).

Availability

The CPP Lifetime Income Option is available to all contract owners until May 1, 2007. Effective May 1, 2007, the Capital Preservation Plus Lifetime Income Option may only be elected at the time of application or within the first 60 days after the contract is issued. The person's life upon which the benefit depends (the "determining life") must be age 35 or older at the time of election. For most contracts, the determining life is that of the primary contract owner. For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to "contract owner" shall mean primary annuitant. The CPP Lifetime Income Option is not available if any of the following optional benefits are elected: C Schedule Option, Lifetime Income Option, or the CPP Option. Additionally, the CPP Lifetime Income Option may not be revoked or terminated except as described herein.

Enhanced Capital Preservation Plus Lifetime Income Option

From time to time, Nationwide may offer an enhanced version of the CPP Lifetime Income Option. The Enhanced CPP Lifetime Income Option costs the same as the standard CPP Lifetime Income Option and operates similarly. The distinction between the two options lies in the preservation phase of the option. During the preservation phase of the Enhanced CPP Lifetime Income Option, contract owners will have a larger Non-GTO component than would be available during the preservation phase of the standard CPP Lifetime Income Option. In exchange for this benefit, Nationwide will impose stricter allocation restrictions on the Non-GTO component. It is possible, under certain enhanced versions of the option, for a contract owner to have 100% of their investment allocated to the Non-GTO component during the preservation phase. Any Enhanced CPP Lifetime Income Option that Nationwide offers will be subject to the rates, conditions, and allocation percentages in effect at that point in time.

Preservation Phase of the CPP Lifetime Income Option

The first phase of the CPP Lifetime Income Option, the preservation phase, is similar to the CPP Option. It enables the contract owner to allocate part of his/her contract value to the fixed account and/or certain underlying mutual funds in order to benefit from possible market appreciation, while preserving a return of principal guarantee. The preservation phase of the CPP Lifetime Income Option generally operates the same as the CPP Option.

•
All of the terms and conditions associated with the CPP Option also apply to the preservation phase of the CPP Lifetime Income Option except that contract owners may not terminate the CPP Lifetime Income Option prior to the end of the CPP program period (see "Terminating the Capital Preservation Plus Option").

•	Market conditions determine the availability and allocation percentages of the various CPP program periods.

•	Surrenders or contract maintenance charges that are deducted from the contract during the preservation phase will reduce the value of the guarantee proportionally.

•	If at the end of any CPP program period the contract value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the contract value equals the guaranteed amount.

•	Amounts credited to fulfill the principal guarantee are considered, for purposes of other benefits under this contract, earnings, not purchase payments.

During the preservation phase, for purposes of this option, Nationwide will consider a change in contract owner as a death of contract owner.

Options at the End of the Preservation Phase

Approximately 90 days before the end of a CPP program period, Nationwide will communicate the ensuing CPP program period end to the contract owner. The communication will inform the contract owner of his/her options relating to the CPP Lifetime Income Option and will instruct him/her to elect how the contract should continue. The contract owner must elect to: remain in the preservation phase of the option by electing a new CPP program; move into the withdrawal phase of the option; or terminate the option. The contract owner's election is irrevocable. Each of the options is discussed more thoroughly below.

Remaining in the preservation phase of the CPP Lifetime Income Option. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to remain in the preservation phase of the CPP Lifetime Income Option by beginning a new CPP program. If the contract owner elects this option, the new CPP program will be subject to the rates and conditions that are in effect at that point in time, and the guaranteed amount corresponding to the new CPP program will be the contract value as of the beginning of that CPP program period. The charge, from that point forward, will be the then current charge for the CPP Lifetime Income Option.

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Moving into the withdrawal phase of the CPP Lifetime Income Option. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to begin the withdrawal phase of the CPP Lifetime Income Option (see "Withdrawal Phase of the CPP Lifetime Income Option" below). During the withdrawal phase, Nationwide will continue to assess the same charge that was assessed during the prior CPP program.

Terminating the CPP Lifetime Income Option. After Nationwide applies any credit that may be due on the maturing CPP program, the contract owner may elect to terminate the CPP Lifetime Income Option. Upon such an election, Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option are removed. The contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO and any amounts credited under the principal guarantee will be allocated to the money market sub-account.

If Nationwide does not receive the contract owner's instructions as to how the option/contract should continue prior to the end of the CPP program period, upon such CPP program period end, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option.

Withdrawal Phase of the CPP Lifetime Income Option

Upon electing to begin the withdrawal phase, the contract owner must instruct Nationwide how to allocate their contract value among a select group of investment options. A list of the investment options available during the withdrawal phase will be included in the election notice. The contract owner may reallocate only among the limited investment options for the remainder of the withdrawal phase.

During the withdrawal phase of the option, Nationwide will not permit any additional purchase payments to the contract and Nationwide will not permit a change in contract owner (unless the change would result in using the same determining life).

At the beginning of the withdrawal phase of the CPP Lifetime Income Option, Nationwide will determine the lifetime withdrawal base, which is equal to the contract value as of the end of the CPP program period (including any amounts credited under the principal guarantee).

At any point in the withdrawal phase, the contract owner may begin taking the lifetime income stream by requesting a surrender from the contract. All surrenders taken from the contract during the withdrawal phase will be taken from each investment option in proportion to the value in each investment option at the time of the surrender request.

At the time the first surrender is requested during the withdrawal phase, Nationwide will determine the benefit amount under this option, referred to as the "lifetime withdrawal amount." The lifetime withdrawal amount is determined by multiplying the lifetime withdrawal base by the corresponding lifetime withdrawal percentage in the chart that follows.

Age of determining life:	Lifetime withdrawal percentage:
age 35 up to age 59½	4%
age 59½ through 66	5%
age 67 through 71	6%
age 72 or older	7%

The lifetime withdrawal percentage is based on the age of the determining life as of the date of the first surrender during the withdrawal phase and will not change, except as described in the "Lifetime Withdrawal Base Reset Opportunity."

Thereafter, on each anniversary of the beginning of the withdrawal phase, the contract owner is entitled to surrender an amount equal to the lifetime withdrawal amount without reducing the lifetime withdrawal base. The contract owner may continue to take annual surrenders that do not exceed the lifetime withdrawal amount until the earlier of the contract owner's death or annuitization regardless of the actual value of the contract. Thus, it is possible for the contract owner to take annual surrenders equal to the lifetime withdrawal amount after the contract value is zero. After the contract value falls to zero, the contract owner can continue to take annual surrenders of no more than the lifetime withdrawal amount. Surrender requests may be submitted systematically or directly by the contract owner.

Although surrenders of the lifetime income amount do not reduce the lifetime withdrawal base, they do reduce the contract value and death benefit, and are subject to the CDSC provisions of the contract. Lifetime withdrawal amounts not surrendered in a given year are forfeited and may not be claimed in subsequent years.

Contract owners are permitted to take surrenders in excess of the lifetime withdrawal amount (provided that the contract value is greater than zero). However, to the extent that a surrender exceeds that year's lifetime withdrawal amount, Nationwide will proportionally reduce the lifetime withdrawal base, which will result in lower lifetime withdrawal amounts in subsequent years. The proportionate reduction will be equal to the amount withdrawn in excess of the lifetime withdrawal amount, divided by the contract value (after it is reduced by the lifetime withdrawal amount). Once the contract value falls to zero, the contract owner is no longer permitted to take surrenders in excess of the lifetime withdrawal amount.

Surrenders taken before the contract owner is age 59½ may be subject to additional tax penalties.

Lifetime Withdrawal Base Reset Opportunity

On each 5-year anniversary of the beginning of the withdrawal phase, if the contract value exceeds the lifetime withdrawal base, the contract owner will have the opportunity to instruct Nationwide to reset the lifetime withdrawal base to equal the current contract value.

Nationwide will provide the contract owner with advance notice of any reset opportunity and will provide the contract value information necessary for the contract owner to decide whether or not to invoke the reset opportunity. If Nationwide does not receive and record a contract owner's election to reset the lifetime withdrawal base by the date stipulated in the notice, Nationwide will assume that the contract owner does not wish to reset the lifetime withdrawal base.

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If the contract owner chooses to reset the lifetime withdrawal base, the following terms and conditions will apply:

•	The contract owner will be assessed the charge for the CPP Lifetime Income Option that is in effect as of the date of the election to reset the lifetime withdrawal base.

•	The lifetime withdrawal percentages that are in effect as of the date of the election to reset the lifetime withdrawal base will apply.

•	The lifetime withdrawal percentage applicable to the contract will continue to be based on the age of the determining life as of the date of the first surrender during the withdrawal phase.

Nationwide reserves the right to limit the number of reset opportunities to one.

Annuitization and the CPP Lifetime Income Option

Election of the CPP Lifetime Income Option does not restrict the contract owner's right to annuitize the contract.

If the contract owner elects to annuitize during the preservation phase, the contract owner must transfer the entire GTO allocation to another investment option (GTOs are not available during annuitization), and the transfer may result in a market value adjustment. All guarantees associated with the preservation phase are terminated, the charge is removed, and the conditions associated with the CPP program are no longer applicable. The amount to be annuitized will be the contract value after any market value adjustment has been applied.

If the contract owner elects to annuitize during the withdrawal phase, the charge is removed and the investment restrictions associated with the withdrawal phase are no longer applicable. The amount to be annuitized will be the contract value. Since surrenders from the contract during the withdrawal phase of the option reduce the contract value, and consequently, the amount to be annuitized, the contract owner should carefully weigh the option of annuitization against continuing with the lifetime income stream associated with the CPP Lifetime Income Option.

Succession of Rights and Termination of the CPP Lifetime Income Option

The following events will trigger an automatic termination of the CPP Lifetime Income Option:

•	a full surrender of the contract;

•	a full surrender of the death benefit proceeds; or

•	an election to annuitize the contract.

If any of the events listed above occur, the CPP Lifetime Income Option will terminate and Nationwide will no longer be obligated to fulfill the principal guarantee or to provide the lifetime withdrawal benefit.

The death of the determining life has complex consequences that are unique to the CPP Lifetime Income Option. For specific information about rights of Succession, please consult with your registered representative or call Nationwides service center.

Immediate Withdrawal Benefit

During the preservation phase of the CPP Lifetime Income Option, the contract owner can invoke the immediate withdrawal benefit. This benefit permits the contract owner to take immediate withdrawals of up to 6% annually of the guaranteed amount until the benefit is exhausted. The benefit may only be invoked during the preservation phase, specifically during the current CPP program period, but once it is invoked, withdrawals will be permitted both during the current CPP program period and after its maturity date, until the guaranteed amount is exhausted. After the benefit is invoked, the contract owner's current CPP program period will remain in effect until its regular maturity date. The CPP program period's ending does not automatically terminate the option. However, the contract owner will receive notice that the contract value must be reallocated in order to continue the option (see “Options at the end of the CPP Program Period” later in this subsection). As long as the contract owner reallocates the contract value upon the maturity of the current CPP program period, the contract owner will remain in the preservation phase of the option (subject to the limitations herein) and continue to receive immediate withdrawals for the duration of the option. The investment options available upon the maturity of the CPP program period will be limited and may not include GTO options.

Invoking the immediate withdrawal benefit changes some of the conditions associated with the CPP Lifetime Income option, as indicated below:

•
Invoking the immediate withdrawal benefit changes the nature of the guarantee associated with the preservation phase. Nationwide will not credit an amount to the contract so that the contract value equals the guaranteed amount at the end of the applicable CPP program period. Instead, the CPP guarantee amount (as determined on the day the benefit is invoked) becomes the basis for determining the amount of the withdrawals permitted under the immediate withdrawal benefit. This amount is referred to as the "immediate withdrawal base" and is guaranteed not to change as long as the option is not terminated or total annual withdrawals do not exceed the 6% limit (see "Determining the Immediate Withdrawal Base" and "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" later in this subsection).

•
For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date. At the CPP program period's end, the contract owner will not be permitted to begin a new CPP program period. Instead, the contract owner will be required to reallocate the contract value into certain limited investment options. The contract owner will lose the value of remaining withdrawals if the contract value is not reallocated (see "Options at the End of the CPP Program Period").

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•
The contract owner will remain in the preservation phase for the duration of the CPP Lifetime Income option once the immediate withdrawal benefit is invoked. The contract owner will not be permitted to enter the lifetime withdrawal phase of the option.

•
The "Succession of Rights and Termination of the CPP Lifetime Income Option" provision no longer applies once the immediate withdrawal benefit is invoked (see instead, "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals" in this subsection).

•	Immediate withdrawals in excess of 6% annually will reduce the value of future immediate withdrawals (see "Impact of Withdrawals in Excess of 6%" later in this subsection).

•	No additional purchase payments are permitted once the immediate withdrawal benefit is invoked.

•	The immediate withdrawal benefit is non-cumulative. Withdrawals not taken in one contract year cannot be carried over to the following contract year.

•
Nationwide may discontinue offering the immediate withdrawal benefit. If the benefit is discontinued, contract owners who have elected the CPP Lifetime Income Option will be permitted to invoke the benefit (subject to the conditions herein).

Immediate withdrawals are subject to the applicable CDSC provisions of the contract. If taken prior to age 59½, the withdrawals could incur a penalty tax. Minimum required distributions could cause annual withdrawals to exceed 6% (see "Impact of an Immediate Withdrawal (within the 6% limit)" in this subsection).

Invoking the Immediate Withdrawal Benefit. A contract owner wishing to take an immediate withdrawal must affirmatively elect to invoke the benefit using a form approved by Nationwide. Upon receipt of this affirmative election, Nationwide will determine the immediate withdrawal base. Note: A surrender request alone will not initiate the immediate withdrawal benefit, but will, instead, be treated as an ordinary surrender under the contract.

In addition, since the contract owner may only invoke the benefit during the preservation phase of the option, the CPP program period that is in effect at the time of the election will continue in effect until the program period ends. In other words, invoking the immediate withdrawal benefit does not have any affect on the current CPP program period.

Options at the End of the CPP Program Period

For purposes of the immediate withdrawal benefit, the CPP program period (during which the benefit is invoked) will remain in effect until its regular maturity date. The CPP program period is chosen by the contract owner and generally corresponds to the duration of any GTO option chosen by the contract owner. Upon the CPP program period end, the contract owner will have two options:

•	reallocate the contract value among the limited available investment options; or

•	let the CPP Lifetime Income Option terminate.

Nationwide will communicate the ensuing CPP program period end to the contract owner approximately 90 days before the end of the period. An additional notice will be sent (approximately 60 days before the periods end) that will include a list of the limited investment options available. The contract owner must reallocate the contract value, including amounts allocated to the GTO, among the limited investment options available in order to continue receiving immediate withdrawals under the benefit. If Nationwide does not receive the contract owner’s instructions prior to the end of the program period, Nationwide will assume that the contract owner intends to terminate the CPP Lifetime Income Option. Note: If the option is terminated, the contract owner will lose the value of the remaining immediate withdrawal base, i.e., lose any remaining payments (see "Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals").

Determining the Immediate Withdrawal Base

The immediate withdrawal base is the dollar amount that Nationwide will use as the basis for determining how much the contract owner can withdraw under the benefit. The immediate withdrawal base will be equal to the CPP guarantee amount (as determined on the day the benefit is invoked). The immediate withdrawal base will not change unless the contract owner takes withdrawals in excess of 6% each year (i.e., the total amount of withdrawals in one year may not exceed 6% of the immediate withdrawal base).

For example, if the contract owner's initial investment at the beginning of the CPP program period was $100,000, assuming no surrenders are made during the CPP program period, the CPP guarantee amount at the end of the CPP program period will be $100,000. If the contract owner invokes the immediate withdrawal benefit, the immediate withdrawal base becomes the CPP guarantee amount (i.e., $100,000). The contract value will not be credited with any CPP guarantee amount at the end of the program period.

Taking an Immediate Withdrawal. After the affirmative election to invoke the benefit has been made and received in good order by Nationwide, in order to take an immediate withdrawal, the contract owner must submit a surrender request to Nationwide. Nationwide will process the request based upon the election of the withdrawal benefit. Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and GTO when an immediate withdrawal is requested. The amount surrendered from each investment option will be in proportion to the value in each investment option at the time of the surrender request. Immediate withdrawals cannot be taken exclusively from the GTO. Amounts surrendered from the GTO could incur a market value adjustment. Market value adjustments are applied to the contract value and not the amount of the withdrawal request. Contract owners can request that accumulation units not be surrendered from the GTO in order to avoid application of a market value adjustment. Please refer to the GTO prospectus for examples of how market value adjustments are calculated.

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Impact of Immediate Withdrawals (within the 6% limit). The impact of an immediate withdrawal on the contract will depend on the immediate withdrawal base, the remaining immediate withdrawal base, and the amount of the gross surrender request. Annual gross surrenders include required minimum distributions pursuant to the Internal Revenue Code and any applicable CDSC.

Remaining Immediate Withdrawal Base

The amount available or remaining for withdrawal under the benefit is referred to as the "remaining immediate withdrawal base." This figure is used to track how much the contract owner has withdrawn and how much the contract owner has left to withdraw.

For example assume the following:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $6,000

In the above example, the contract owner has already taken immediate withdrawals that have reduced the remaining immediate withdrawal base to $56,000. Contract value also includes any market value adjustments. The impact of the gross surrender request is:

Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

Impact of Withdrawals in Excess of 6%. Withdrawals in excess of 6% will reduce the immediate withdrawal base (based on the formula described below), thereby reducing the amount of future immediate withdrawals available under the benefit. This reduction could be significant. Therefore, requesting surrenders in excess of 6% should be carefully considered.

The reduction to the immediate withdrawal base will be the greater of (i) the dollar amount of the surrender in excess of the 6% withdrawal or (ii) a proportionate reduction based on the ratio of the dollar amount of the excess surrender to the contract value (already adjusted for any applicable market value adjustment and the amount of the surrender request up to 6%) multiplied by the immediate withdrawal base.

The remaining immediate withdrawal base will also be reduced by this same amount.

For example:

Immediate Withdrawal Base = $100,000
Contract Value = $31,000
Remaining Immediate Withdrawal Base = $56,000
Gross Surrender Request = $11,000

The impact of the full surrender request will be calculated in two steps:

1)	The impact of the request up to 6% would be (6% of $100,000 = $6,000):

Permissible 6% Withdrawal = $6,000
Immediate Withdrawal Base = $100,000
Contract Value = $25,000
Remaining Immediate Withdrawal Base = $50,000

and

2)	Because the total request exceeded the allowable 6% by $5,000 ($11,000 - $6,000 = $5,000), the proportionate reduction (described above) is applied as follows:

5,000/25,000*100,000 = $20,000.

Therefore, the full impact of the request on the contract would be:

Immediate Withdrawal Base = $80,000
Contract Value = $20,000
Remaining Immediate Withdrawal Base = $30,000

The contract value is reduced by the dollar amount of the excess surrender request ($5,000).

Surrenders in excess of 6% will not be permitted if contract value is zero.

Contingent Deferred Sales Charges

A withdrawal under the benefit may cause a CDSC to apply (see "Contingent Deferred Sales Charges" earlier in this prospectus). Application of a CDSC could result in the gross surrender being greater than 6%. For example, the amount of the surrender request plus the applicable CDSC could exceed the 6% limit. If applicable, contract owners can request to receive a specific dollar amount of withdrawal (i.e., Nationwide will gross up the withdrawal to include the CDSC amount) or to receive the withdrawal net of the CDSC amount. In either case, the gross amount of the surrender (i.e., including the CDSC) is the amount used to determine whether the withdrawal exceeds the 6% limit. A reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if the gross surrender exceeds the 6% limit.

The contract permits a percentage of purchase payments to be withdrawn free of CDSC each year (see "Waiver of Contingent Deferred Sales Charge" earlier in this prospectus). The total free withdrawal amount permitted (a percentage of purchase payments), however, may result in annual surrenders greater than the 6% limit permitted by this benefit (i.e., 6% of the immediate withdrawal base).

In such case, the reduction described in the "Impact of Withdrawals in Excess of 6%" provision will apply.

Minimum Required Distributions

Withdrawals taken pursuant to minimum required distribution rules under the Internal Revenue Code could also cause gross surrender requests to exceed 6% annually if the rules require a distribution greater than the 6% limit be distributed from the contract. The reduction to the immediate withdrawal base will be applied as described in the "Impact of Withdrawals in Excess of 6%" provision if distributions result in gross surrenders in excess of 6% annually.

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How long will the immediate withdrawals last? A contract owner can continue to take immediate withdrawals as long as there is remaining immediate withdrawal base value. The number of years will depend on the amount and frequency of the withdrawals taken. For example, it would take approximately 16 and 2/3 years for a $100,000 remaining immediate withdrawal base to be exhausted if immediate withdrawals did not exceed 6% annually.

Immediate withdrawals that do not exceed 6% annually reduce the remaining immediate withdrawal base by the dollar amount of each immediate withdrawal until the base reaches zero. Once the remaining immediate withdrawal base reaches zero, the immediate withdrawal benefit is exhausted.

What happens if there is Contract Value but the Remaining Immediate Withdrawal Base is Zero? If there is contract value left after the remaining immediate withdrawal base is exhausted, the contract owner can no longer take withdrawals under the immediate withdrawal benefit. Surrenders can still be taken subject to the CDSC provisions of the contract. The charge associated with the CPP Lifetime Income option will continue to be assessed until the contract is terminated or annuitized.

What happens if the Contract Value is Zero, but there is Remaining Immediate Withdrawal Base Value? If contract value reaches zero before the remaining immediate withdrawal base is zero, Nationwide will continue to pay the contract owner 6% of the immediate withdrawal base each contract year until the remaining immediate withdrawal base is zero. Additionally, if the contract owner has invoked the benefit but has not requested regular or systematic withdrawals, Nationwide will automatically begin paying the contract owner the value of 6% of the current immediate withdrawal base until the remaining immediate withdrawal base is zero. Once the remaining immediate withdrawal base reaches zero, the contract will automatically terminate.

Termination (of the CPP Lifetime Income Option) with Immediate Withdrawals

The CPP Lifetime Income Option can be terminated at the end of a CPP program period. Note: Termination of the option will cause the contract owner to lose any remaining immediate withdrawal base value, i.e., lose any remaining payments.

The option will automatically terminate if, at the end of the CPP program period during which the immediate withdrawal benefit is invoked, the contract owner does not instruct Nationwide how to reallocate the contract value (see, "Options at the End of the CPP Program Period"). Such automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

If terminated, the contract's variable investment allocations will remain the same as they were prior to the termination (unless Nationwide is instructed otherwise) and the contract value previously allocated to the GTO will be allocated to the money market sub-account. Nationwide will no longer assess the charge associated with the option, all benefits associated the option will terminate, and all conditions associated with the option will be removed.

Some contract events will trigger an automatic termination of the CPP Lifetime Income option, including:
•	A full surrender of the contract value;
•	A full surrender of the death benefit proceeds; or
•	An election to annuitize the contract (see, "Annuitization and the CPP Lifetime Income Option" in the "Capital Preservation Plus Lifetime Income Option" provision).

Automatic termination of the option will result in the contract owner losing any remaining immediate withdrawal base value.

Succession of Rights and the Immediate Withdrawal Benefit

Any remaining immediate withdrawal base value is guaranteed for as long as the CPP Lifetime Income Option is in force. If by the terms of the contract the death of the contract owner results in the contract being continued, i.e. does not result in a full surrender of the death benefit proceeds, the CPP Lifetime Income Option will continue in force with the immediate withdrawal benefit invoked. The values of the immediate withdrawal base and the remaining immediate withdrawal base remain the same as they were prior to the contract owner's death, i.e., the new owner will continue receiving withdrawals until the remaining immediate withdrawal base is zero. If death of the contract owner occurs during the CPP program period, the new contract owner will be required to reallocate the contract value no sooner than the expiration of the corresponding GTO, in order to continue to receive the withdrawals and retain the benefit.

If the death of the contract owner results in the CPP Lifetime Income Option being terminated, the termination will result in the loss of any remaining immediate withdrawal base value.

Lifetime Income Option

The Lifetime Income Option provides for lifetime withdrawals, up to a certain amount each year, even after the contract value is zero. The person’s life upon which the benefit depends (the “determining life”) must be between 45 and 85 years old at the time the Lifetime Income Option is elected. For most contracts, the determining life is that of the primary contract owner. For those contracts where the contract owner is a non-natural person, for purposes of this option, the determining life is that of the primary annuitant, and all references in this option to “contract owner” shall mean primary annuitant. The determining life may not be changed.

The Lifetime Income Option may be elected at any time. This option may not be elected if a loan is outstanding on the contract or if any of the following optional benefits are elected: C Schedule Option, Capital Preservation Plus Option, or the Capital Preservation Plus Lifetime Income Option. Once this option is elected, the contract owner may not participate in any of the dollar cost averaging programs otherwise available under the contract.

In exchange for this lifetime withdrawal benefit, Nationwide will assess an annual charge not to exceed 1.00% of the current income benefit base. Currently, the charge associated with this option is 0.60% of the current income benefit base. (Once the option is elected, the charge percentage will not change, except, possibly, upon the contract owner’s election to reset the benefit base, as discussed herein.) The charge will be assessed on each anniversary of the date the Lifetime Income Option was added to the contract (the “L.Inc anniversary”) and will be deducted via redemption of accumulation units. A prorated charge will also be deducted upon full surrender of the contract. Accumulation units will be redeemed proportionally from each sub-account in which the contract owner is invested at the time the charge is taken. Amounts redeemed as the Lifetime Income Option charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege.

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Election of the Lifetime Income Option requires that the contract owner, from that point forward (until annuitization), allocate the entire contract value to a limited set of investment options currently available in the contract. Allocation to a GTO and/or the fixed account is not permitted. The contract owner may reallocate the contract value among the limited set of investment options in accordance with the “Transfers Prior to Annuitization” provision. Once this option is elected, contract loans are unavailable.

Currently, subsequent purchase payments are permitted under the Lifetime Income Option as long as the contract value is greater than zero. However, Nationwide reserves the right to limit subsequent payments in the future.

Determination of the Income Benefit Base Prior to the First Surrender

At the time the Lifetime Income Option is added to the contract, the original income benefit base is equal to the contract value. For the first 10 years after the Lifetime Income Option is elected (provided no surrenders are taken from the contract), the income benefit base will equal the greater of:

(1)	the highest contract value on any L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

(2)	the sum of the following (the “5% simple interest calculation”):

(a)	the original income benefit base, plus 5% of the original income benefit base for each attained L.Inc anniversary; and

(b)
purchase payments submitted and credits applied after the Lifetime Income Option is elected, plus 5% of such purchase payments or credits, prorated based on the number of days from the date of such purchase payment or credit to the most recent L.Inc anniversary.

After the 10th L.Inc anniversary (provided no surrenders are taken from the contract), the income benefit base will equal the greater of:

(1)	the highest contract value on any L.Inc anniversary plus purchase payments submitted and credits applied after that L.Inc anniversary; or

(2)	the 5% simple interest calculation calculated on the 10th L.Inc anniversary plus any purchase payments submitted and credits applied after the 10th L.Inc anniversary.

However, if at any time prior to the first surrender the contract value equals zero, no further income benefit base calculations will be made. The income benefit base will be set equal to the income benefit base calculated on the most recent L.Inc anniversary, and the annual benefit amount will be based on that income benefit base.

Lifetime Income Surrenders

At any time after the Lifetime Income Option is elected, the contract owner may begin taking the lifetime income benefit by taking a surrender from the contract. Nationwide will surrender accumulation units proportionally from the sub-accounts as of the date of the surrender request. As with any surrender, lifetime income surrenders reduce the contract value and consequently, the amount available for annuitization.

At the time of the first surrender, the income benefit base is locked in and will not change unless the contract owner takes excess surrenders, elects a reset opportunity (both discussed later in this provision), or submits additional purchase payments. Additional purchase payments submitted after the first surrender from the contract will increase the income benefit base.

Simultaneously, the lifetime income percentage is determined based on the age of the contract owner as indicated in the following table:

Contract Owner’s Age (at time of first surrender)	Lifetime Income Percentage
45 up to 59½	4%
59½ through 66	5%
67 through 71	5.5%
72 through 80	6%
81 and older	7%

At the time of the first surrender and on each L.Inc anniversary thereafter, the lifetime income percentage is multiplied by the income benefit base to determine the benefit amount for that year. The benefit amount is the maximum amount that can be surrendered from the contract before the next L.Inc anniversary without reducing the income benefit base. The ability to surrender the current benefit amount will continue until the earlier of the contract owner’s death or annuitization.

Although surrenders up to the benefit amount do not reduce the lifetime benefit base, they do reduce the contract value and the death benefit, and are subject to the CDSC provisions of the contract.

The contract owner is permitted to surrender contract value in excess of that year’s benefit amount provided that the contract value is greater than zero. Surrenders in excess of the benefit amount will reduce the income benefit base, and consequently, the benefit amount calculated for subsequent years. In the event of excess surrenders, the income benefit base will be reduced by the greater of:

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(1)	the dollar amount of the surrender in excess of the benefit amount; or

(2)	the ratio of the dollar amount of the excess surrender to the contract value (which has been reduced by the amount of the benefit amount surrendered), multiplied by the income benefit base.

In situations where the contract value exceeds the current income benefit base, excess surrenders will typically result in a dollar amount reduction to the income benefit base. In situations where the contract value is less than the current income benefit base, excess surrenders will typically result in a proportional reduction to the income benefit base.

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the income benefit base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. In order to qualify for the RMD privilege, the contract owner must participate in Nationwide’s required minimum distribution program. Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.

Once the contract value falls to zero, the contract owner is no longer permitted to submit additional purchase payments or take surrenders in excess of the benefit amount.

Reset Opportunities

On each L.Inc anniversary after the first surrender from the contract, if the contract value exceeds the income benefit base, the contract owner will have the opportunity to instruct Nationwide to reset the income benefit base to equal the current contract value. Nationwide will provide the contract owner with the contract value and income benefit base information, and will provide instructions on how to communicate an election to reset the benefit base. If the contract owner elects to reset the income benefit base, it will be at the then current terms and conditions of the option. If Nationwide does not receive a contract owner’s election to reset the income benefit base within 60 days after the L.Inc anniversary, Nationwide will assume that the contract owner does not wish to reset the income benefit base.

Termination of Benefit

Upon annuitization of the contract, the charge associated with this option will no longer be assessed and all benefits associated with the Lifetime Income Option will terminate. Additionally, upon the contract owner’s death the benefits associated with the option terminate (unless the Spousal Continuation Benefit was also elected).

Spousal Continuation Benefit

For an additional charge of 0.15% of the income benefit base, the contract owner can elect, at the time the Lifetime Income Option is elected, to add a Spousal Continuation Benefit (not available for contracts issued as Charitable Remainder Trusts). The Spousal Continuation Benefit allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Lifetime Income Option, provided that the following conditions are satisfied:

(1)	The Spousal Continuation Benefit must be elected at the time the Lifetime Income Option is elected, and both spouses must be between 45 and 85 years old at that time.

(2)	Once the Spousal Continuation Benefit is elected, it may not be removed from the contract, except as provided below.

(3)	The lifetime income percentage will be based on the age of the younger spouse as of the date of the first surrender from the contract.

(4)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner.

(5)	Both spouses must be named as beneficiaries. For contracts with non-natural owners, both spouses must be named as annuitants.

(6)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary.

(7)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner).

If, prior to taking any surrenders from the contract, the marriage terminates due to divorce, dissolution, or annulment, the contract owner may remove the Spousal Continuation Benefit from the contract. Nationwide will remove the benefit and the associated charge upon the contract owner’s written request and evidence of the marriage termination satisfactory to Nationwide. Once the Spousal Continuation Benefit is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse.

Taxation of Surrenders under the Lifetime Income Option

Although the tax treatment is not clear, when the contract owner takes a surrender from the contract before the annuitization date, Nationwide will treat the following amount of the surrender as a taxable distribution: the excess of the greater of (a) the contract value immediately before the surrender; or (b) the guaranteed benefit amount immediately before the surrender; over the remaining investment in the contract. In certain circumstances, this treatment could result in the contract value being less than the investment in the contract after the surrender. A subsequent surrender under such circumstances could result in a loss that may be deductible. Please consult a qualified tax advisor.

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Removal of Variable Account Charges

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the variable account value will be calculated using unit values with variable account charges of 1.45% for the first 7 contract years. At the end of that period, the contract will be re-rated, and the 0.30% charge associated with the 3% Extra Value Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.15%. Thus, the 3% Extra Value Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.45% will have a lower unit value than sub-account X with charges of 1.15% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

Ownership and Interests in the Contract

Contract Owner

Prior to the annuitization date, the contract owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

On the annuitization date, the annuitant becomes the contract owner, unless the contract owner is a Charitable Remainder Trust. If the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the contract owner after annuitization.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation.

Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

Joint Owner

Joint owners each own an undivided interest in the contract.

Non-Qualified contract owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners.

Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both contract owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

If either joint owner dies before the annuitization date, the contract continues with the surviving joint owner as the remaining contract owner.

Contingent Owner

The contingent owner succeeds to the rights of a contract owner if a contract owner who is not the annuitant dies before the annuitization date, and there is no surviving joint owner.

If a contract owner who is the annuitant dies before the annuitization date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.

The contract owner may name a contingent owner at any time before the annuitization date.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age.

Only Non-Qualified Contract owners may name someone other than himself/herself as the annuitant.

The contract owner may not name a new annuitant without Nationwide’s consent.

Contingent Annuitant

If the annuitant dies before the annuitization date, the contingent annuitant becomes the annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.

If a contingent annuitant is named, all provisions of the contract that are based on the annuitant’s death prior to the annuitization date will be based on the death of the last survivor of the annuitant and contingent annuitant.

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Co-Annuitant

A co-annuitant, if named, must be the annuitant’s spouse. The co-annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature (subject to the conditions set forth in the "Spousal Protection Feature" provision).

If either co-annuitant dies before the annuitization date, the surviving co-annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Joint Annuitant

The joint annuitant is designated as a second person (in addition to the annuitant) upon whose continuation of life any annuity payment involving life contingencies depend. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a joint annuitant of greater age.

The contract owner may name a joint annuitant at any time before the annuitization date.

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The contract owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.

Changes to the Parties to the Contract

Prior to the annuitization date (and subject to any existing assignments), the contract owner may request to change the following:

•	contract owner (Non-Qualified Contracts only);

•	joint owner (must be the contract owner’s spouse);

•	contingent owner;

•	annuitant (subject to Nationwide’s underwriting and approval);

•	contingent annuitant (subject to Nationwide’s underwriting and approval);

•	co-annuitant (must be the annuitant’s spouse);

•	joint annuitant (subject to Nationwide’s underwriting and approval);

•	beneficiary; or

•	contingent beneficiary.

The contract owner must submit the request to Nationwide in writing and Nationwide must receive the request at its home office before the annuitization date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed, whether or not the contract owner or annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

In addition to the above requirements, any request to change the contract owner must be signed by the existing contract owner and the person designated as the new contract owner. Nationwide may require a signature guarantee.

If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change, regardless of whether the contract owner named a contingent annuitant.

Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract (see "Purpose of the Contract" earlier in this prospectus).

Operation of the Contract

Minimum Initial and Subsequent Purchase Payments

Contract Type	Minimum Initial Purchase Payment*	Minimum Subsequent Payments**
Charitable Remainder Trust	$5,000	$500
IRA	$3,000	$500
Investment-Only	$3,000	$500
Non-Qualified	$5,000	$500
Roth IRA	$3,000	$500
SEP IRA	$3,000	$500
Simple IRA	$3,000	$500
Tax Sheltered Annuity	$3,000	$500

*A contract owner will meet the minimum initial purchase payment requirement by making purchase payments equal to the required minimum over the course of the first contract year.

**For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.

Subsequent purchase payments may not be permitted in all states.

If the contract owner elects an Extra Value Option, amounts credited to the contract in excess of total purchase payments may not be used to meet the minimum initial and subsequent purchase payment requirements.

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent. Nationwide’s consent is contingent on a risk analysis that may involve a medical evaluation.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

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Purchase Payment Credits

Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.

Each time a contract owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit. The formula used to determine the amount of the PPC is as follows:

(Cumulative Purchase Payments x PPC%)
-	PPCs Paid to Date
=	PPCs Payable

Cumulative Purchase Payments = the total of all purchase payments applied to the contract, including the current deposit, minus any surrenders.

PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:

If Cumulative Purchase Payments are . . .	Then the PPC% is . . .
$0 - $499,999	0.0% (no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%

PPCs Paid to Date = the total PPCs that Nationwide has already applied to the contract.

PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.

For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. She does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.

On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z’s contract equal to $2,750, which is (0.5% x $550,000) - $0.

On May 1, Ms. Z takes a surrender of $150,000. Cumulative Purchase Payments now equal $400,000.

On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z’s contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z’s contract.

On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z’s contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z’s contract.

PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.

If the contract owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the contract owner be less than the purchase payments made to the contract. In those states that allow a return of contract value, the contract owner will retain any earnings attributable to the PPCs, but all losses attributable to the PPCs will be incurred by Nationwide.

All PPCs are fully vested after the end of the contractual free-look period.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments allocated to sub-accounts will be priced at the next available accumulation unit value after the payment is received.

Purchase payments, surrenders and transfers will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year’s Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments, surrenders or transfers if:

(1)	trading on the New York Stock Exchange is restricted;

(2)	an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to sub-accounts, the fixed account and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its own discretion.

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Contract owners can change future allocations to the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

(1)	the value of amounts allocated to the sub-accounts of the variable account; and

(2)	amounts allocated to the fixed account; and

(3)	amounts allocated to a Guaranteed Term Option.

If charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Sub-account allocations are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)	is the sum of:

(1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period).

(b)	is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c)
is a factor representing the daily total variable account charges, which may include charges for optional benefits elected by the contract owner. The factor is equal to an annualized rate ranging from 1.15% to 3.20% of the daily net assets of the variable account, depending on which optional benefits the contract owner elects.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

(1)	adding all amounts allocated to the fixed account, minus amounts previously transferred or surrendered;

(2)	adding any interest earned on the amounts allocated to the fixed account; and

(3)	subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1)	adding all amounts allocated to the Guaranteed Term Options, minus amounts previously transferred or surrendered (including any market value adjustment);

(2)	adding any interest earned on the amounts allocated to the Guaranteed Term Options; and

(3)	subtracting charges deducted in accordance with the contract.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

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Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

•	the dilution of the value of the investors’ interests in the underlying mutual fund;

•
underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1)    they have been identified as engaging in harmful trading practices; and
(2)    if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

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Transfers Prior to Annuitization

Transfers from the Fixed Account

A contract owner may request to transfer allocations from the fixed account to the sub-accounts or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Fixed account transfers must be made within 45 days after the end of the interest rate guarantee period. The fixed account interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Normally, Nationwide will permit 100% of the maturing fixed account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the fixed account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the fixed account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the fixed account allocation reaching the end of a fixed account interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account under the terms of that program.

Nationwide reserves the right to limit the number of transfers from the fixed account to the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

If there is contract value allocated to the fixed account at the time the Capital Preservation Plus Option or the Capital Preservation Plus Lifetime Income Option is elected, the fixed account interest rate guarantee period will end and that contract value may be transferred according to the terms of the option elected.

Transfers from a Guaranteed Term Option

A contract owner may request to transfer allocations from a Guaranteed Term Option to the sub-accounts and/or the fixed account at any time. Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers out of the Guaranteed Term Options to one per calendar year.

Nationwide is required by state law to reserve the right to postpone the transfer of assets from the Guaranteed Term Options for a period of up to 6 months from the date of the transfer request.

Transfers from the Sub-Accounts

A contract owner may request to transfer allocations from the sub-accounts to the fixed account or a Guaranteed Term Option at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Nationwide reserves the right to limit or refuse transfers to the fixed account and to limit the number of transfers from the sub-accounts to the Guaranteed Term Options to one per calendar year.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, the portion of the contract value allocated to fixed annuity payments and the portion of the contract value allocated to variable annuity payments may not be changed.

After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.

Right to Examine and Cancel

Contract owners have a ten day "free-look" to examine the contract. The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free-look privileges.

If a contract owner who received Purchase Payment Credits and/or elected an Extra Value Option subsequently chooses to cancel the contract under the free-look provision, Nationwide will recapture all credits applied under these programs. For those jurisdictions that provide for a return of contract value, the contract owner will retain any earnings attributable to the amounts credited; all losses attributable to the amounts credited will be incurred by Nationwide.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption) Prior to Annuitization

Prior to annuitization and before the annuitant’s death, contract owners may generally surrender some or all of their contract value. Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

If an Extra Value Option has been elected, and the amount withdrawn is or would be subject to a CDSC under the B Schedule CDSC schedule, then for the first 7 contract years only, Nationwide will recapture a portion of the amount credited under the Extra Value Option. No recapture will take place after the 7th contract year.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. (see “Lump Sum Payments”).

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However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account and Guaranteed Term Options for a period of up to 6 months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

If a contract owner requests a partial surrender, Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and the Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

Partial surrenders are subject to the CDSC provisions of the contract. If a CDSC is assessed, the contract owner may elect to have the CDSC deducted from either:

(a)	the amount requested; or

(b)	the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the contract owner.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

Upon full surrender, the contract value may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

•	variable account charges;

•	underlying mutual fund charges;

•
a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the contract value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

•	the investment performance of the underlying mutual funds;

•	amounts allocated to the fixed account and any interest credited; and

•	amounts allocated to the Guaranteed Term Options, plus or minus any market value adjustment.

Full surrenders are subject to the CDSC provisions of the contract, where permitted by state law. The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC free withdrawal privilege, a full surrender is:

•	multiple surrenders taken within a contract year that deplete the entire contract value; or

•	any single net surrender of 90% or more of the contract value.

Surrender (Redemption) After Annuitization

After the annuitization date, surrenders other than regularly scheduled annuity payments are not permitted.

Surrenders Under Certain Plan Types

Surrenders Under a Tax Sheltered Annuity

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before annuitant’s death, except as provided below:

(A)
Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

(1)	when the contract owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or

(2)
in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.

(B)	The surrender limitations described in Section A also apply to:

(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

(3)	all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C)
Any distribution other than the above, including a ten day free-look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.

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In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free-look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

Surrenders Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;

•	the participant retires;

•	the participant terminates employment due to total disability; or

•	the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any sales charges.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

Loan Privilege

The loan privilege is only available to contract owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities may take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

Minimum and Maximum Loan Amounts

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum non-taxable loan amount based on information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of contract value (not more than $10,000)
$20,000 and over	up to 50% of contract value (not more than $50,000*)
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

Maximum Loan Processing Fee

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

How Loan Requests are Processed

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Contract value transferred from the fixed account to meet the requested loan amount is not subject to the fixed account transfer limitations otherwise applicable under the contract.

Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

Loan Interest

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

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Specific loan terms are disclosed at the time of loan application or issuance.

Loan Repayment

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner’s principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Loan repayments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Options is less than $1,000, that portion of the repayment will be allocated to the money market sub-account unless the contract owner directs otherwise and will be subject to any variable account charges applicable under the contract.

Distributions and Annuity Payments

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

•	the contract owner takes a full surrender of the contract;

•	the contract owner/annuitant dies;

•	the contract owner who is not the annuitant dies prior to annuitization; or

•	the contract owner annuitizes the contract.

Transferring the Contract

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

Grace Period and Loan Default

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

Assignment

Contract rights are personal to the contract owner and may not be assigned without Nationwide’s written consent. Nationwide reserves the right to refuse to recognize assignments that alter the nature of the risks that Nationwide assumed when it originally issued the contract.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide’s home office, the assignment will become effective.

Investment-Only Contracts, IRAs, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

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Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II: Service Shares, Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2, GVIT - Gartmore GVIT Government Bond Fund: Class I, GVIT - Gartmore GVIT Investor Destinations Conservative Fund: Class II, GVIT - Gartmore GVIT Money Market Fund: Class I, and Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: Class I to any other underlying mutual fund(s). Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Enhanced Fixed Account Dollar Cost Averaging

Nationwide may, periodically, offer Enhanced Fixed Account Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Nationwide reserves the right to require a minimum balance to establish the Enhanced Dollar Cost Averaging program. Enhanced Fixed Account Dollar Cost Averaging is not available for contracts where the contract owner elected the C Schedule Option.

Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from the enhanced fixed account into other sub-accounts. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options. Amounts allocated to the enhanced fixed account earn a higher rate of interest than assets allocated in the standard fixed account. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect.

Transfers occur monthly or on another frequency if permitted by Nationwide. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either amounts allocated to the enhanced fixed account are exhausted or the contract owner instructs Nationwide in writing to stop the transfers. For Enhanced Fixed Account Dollar Cost Averaging, when a contract owner instructs Nationwide to stop the transfers, Nationwide will automatically transfer any amount remaining in the enhanced fixed account to the money market sub-account.

Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account, including an enhanced fixed account, for a period of up to 6 months from the date of the transfer request.

Fixed Account Interest Out Dollar Cost Averaging

Nationwide may, periodically, offer Fixed Account Interest Out Dollar Cost Averaging programs. Fixed Account Interest Out Dollar Cost Averaging involves the automatic transfer of the interest earned on fixed account allocations into any other sub-accounts. Fixed Account Interest Out Dollar Cost Averaging transfers may not be directed to the fixed account or Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Fixed Account Interest Out Dollar Cost Averaging transfers are not considered transfer events. Nationwide will continue to process transfers until the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Fixed Account Interest Out Dollar Cost Averaging programs.

Nationwide is required by state law to reserve the right to postpone transfer of assets from the fixed account for a period of up to 6 months from the date of the transfer request.

Systematic Withdrawals

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

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If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

(1)	10% of the net difference of purchase payments that are subject to CDSC minus purchase payments surrendered that were subject to CDSC;

(2)	an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

(3)	a percentage of the contract value based on the contract owner’s age, as shown in the table below:

Contract Owner’s Age	Percentage of Contract Value
Under age 59½	5%
Age 59½ through age 61	7%
Age 62 through age 64	8%
Age 65 through age 74	10%
Age 75 and over	13%

The contract owner’s age is determined as of the date the request for Systematic Withdrawals is recorded by Nationwide’s home office. For joint owners, the older joint owner’s age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the CDSC-free withdrawal privilege described in the applicable CDSC provision. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

The Systematic Withdrawal programs terminate automatically each year on the day before the contract anniversary. To continue the Systematic Withdrawal program, a new request must be submitted annually.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the ten-day free-look period.

Nationwide Allocation Architect

Nationwide may make available for use by contract owners the Nationwide Allocation Architect, an asset allocation service that enables contract owners to have their variable account allocations invested according to an investment model. The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk. Participants in the program may elect one of 5 available models:

•	Conservative;

•	Moderately Conservative;

•	Moderate;

•	Moderately Aggressive; and

•	Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this contract. The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal. More information about the program and the models is available in the brochure for the program.

NISC as Investment Adviser

For those contracts that elect to use the Nationwide Allocation Architect, NISC will serve as investment adviser to each participating contract owner for the sole purposes of developing and maintaining the models. In this capacity, NISC will act as a fiduciary. Contract owners will receive a copy of NISC's Form ADV at the time of application, which contains more information about NISC's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NISC will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model. If deemed necessary by NISC, NISC will update the models, with such updates taking effect on or about January 1 and July 1 of each year. NISC may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts. Currently, NISC updates the models based on information received from an independent third-party firm. NISC reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to contract owners. NISC takes sole responsibility for monitoring and updating the models.

Nationwide will send contract owners written notice of model updates approximately 30 days before the model changes are to be implemented. Contract owners should review these notices carefully. If the contract owner is comfortable with the model changes, the contract owner need not take any action. If the contract owner is not comfortable with the model changes, the contract owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NISC updates the models), Nationwide will reallocate the variable account contract value of contracts participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service. The reallocation will rebalance the variable account contract allocations to the updated model allocations. If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day. Each reallocation is considered a transfer event. However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

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Quarterly Rebalancing

In addition to reallocating the variable account contract value when the models change, Nationwide will also reallocate the variable account contract value at the end of each calendar quarter, referred to as quarterly rebalancing. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect. If the service is available, a contract owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center. Once the election is received and processed, Nationwide will allocate the entire contract value that is allocated to the variable account in accordance with the elected model. Allocations to the fixed account or the GTO will remain so invested. Only one model may be elected at any given time.

While the Nationwide Allocation Architect is in effect, the contract owner will not be permitted to transfer contract value among the sub-accounts or out of the sub-accounts (to the fixed account or a GTO) without first terminating their participation in the service. Contract owners may transfer maturing fixed account contract value into the variable account (and thus, the elected model) only at the end of the guarantee term. Any subsequent payments submitted that are to be allocated to the sub-accounts will also be allocated according to the currently elected model. Any surrenders taken from the contract while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the contract. Any charges assessed to the contract will be taken proportionally from all investments in the contract. A contract owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing or Dollar Cost Averaging.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the contract owner's particular financial needs, time horizon, and willingness to accept investment risk. The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide. However, Nationwide bears no responsibility for the investment decision.

Changing Models

Contract owners participating in the Nationwide Allocation Architect may elect to change models at any time. An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center. An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a contract owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the contract owner. Once a contract owner's participation in the service is terminated, the contract value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise. Additionally, please be aware that the terms of the "Transfer Restrictions" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances. However, neither Nationwide nor NISC guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

NISC may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models. Specifically, some of the sub-accounts correspond to underlying mutual funds managed by a NISC affiliate, some underlying mutual funds may pay more revenue to NISC than others, and some underlying mutual funds may pay more revenue to Nationwide (NISC's parent company) than others. However, NISC believes that its fiduciary responsibilities to the contract owners outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

Lump Sum Payments

When death benefit proceeds or amounts due upon full surrender are paid out in a lump sum, Nationwide may transfer such amounts to its general account or to an affiliate. Unless Nationwide is instructed otherwise, or if prohibited by state law, a draftbook or checkbook will be issued to the beneficiary or the contract owner or other person entitled to the payments.

The recipient of the draft or checkbook may write drafts or checks, including writing one draft or check for the full amount of the account balance, or may leave the balance in the account where it will earn interest until such time as a draft or check is written. Interest is credited at a rate determined periodically by, and at the sole discretion of, Nationwide or its affiliate, if applicable.

For federal income tax purposes, the lump sum payment will be deemed received upon the date of the transfer of the money to the general account or the affiliate, whichever is applicable. The interest will be taxable in the tax year that it is credited.

Death Benefits

Death of Contract Owner

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner.

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If no joint owner is named, the contingent owner becomes the contract owner.

If no contingent owner is named, the beneficiary becomes the contract owner.

If no beneficiary survives the contract owner, the last surviving contract owner’s estate becomes the contract owner.

Distributions will be made pursuant to the "Required Distributions for Non-Qualified Contracts" in Appendix C: Contract Types and Tax Information.

Death of Annuitant

If the annuitant who is not a contract owner dies before the annuitization date, the contingent annuitant becomes the annuitant and no death benefit is payable. If no contingent annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the annuitant, the last surviving contract owner’s estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death of Contract Owner/Annuitant

If a contract owner (including a joint owner) who is also the annuitant dies before the annuitization date, a death benefit is payable to the surviving joint owner.

If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified.

If no beneficiaries survive the contract owner/annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified.

If no contingent beneficiaries survive the contract owner/annuitant, the last surviving contract owner’s estate will receive the death benefit.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

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Death Benefit Payment

The recipient of the death benefit may elect to receive the death benefit:

(1)	in a lump sum;

(2)	as an annuity; or

(3)	in any other manner permitted by law and approved by Nationwide.

Nationwide will pay (or will begin to pay) the death benefit upon receiving proof of death and the instructions as to the payment of the death benefit. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Please refer to the “Lump Sum Payments” subsection of “Contract Onwer Services” for more information. Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.

If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the contract value will continue to be allocated according to the most recent allocation instructions until the first beneficiary is paid. After the first beneficiary is paid, remaining contract value will be allocated to the available money market sub-account until instructions are received from the remaining beneficiary(ies).

Death Benefit Calculations

An applicant may elect either the standard death benefit or an available death benefit option under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.

The value of each component of the applicable death benefit calculation will be determined as of the date of the annuitant’s death, except for the contract value component, which will be determined as of the date described in the applicable death benefit calculation.

Standard Death Benefit

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the standard death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the standard death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any 5 year contract anniversary before the annuitant’s 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that 5 year contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B = (1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

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The standard death benefit also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse. Please see "Spousal Protection Feature" later in this prospectus.

One-Year Enhanced Death Benefit II Option

For an additional charge at an annualized rate of 0.20% of the daily net assets of the variable account, an applicant can elect the One-Year Enhanced Death Benefit II Option. The One-Year Enhanced Death Benefit II Option is available beginning May 1, 2004 (or a later date if state law requires) for contracts with annuitants age 80 or younger at the time of application.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the death benefit will be the greater of (1) or (2) above.

If the annuitant dies prior to the annuitization date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:

(A x F) + B(1 - F), where

A = the greatest of:

(1)	(a)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(b)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit;

(2)	the total of all purchase payments, less an adjustment for amounts surrendered; or

(3)
the highest contract value on any contract anniversary prior to the annuitant’s 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The contract value in items (1) and (3) above may include a market value adjustment for any amounts allocated to a Guaranteed Term Option.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If Nationwide does not receive all information necessary to pay the death benefit within one year of the annuitant’s death, the calculation for A above will be the greater of (1) or (2) above.

B =	(1)
if the contract was issued prior to February 1, 2005: the greater of the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit or the contract value as of the date of the annuitant's death;

(2)	if the contract was issued on or after February 1, 2005: the contract value as of the date that Nationwide receives all the information necessary to pay the death benefit; and

F =	the ratio of $3,000,000 to the total of all purchase payments made to the contract.

The One-Year Enhanced Death Benefit II Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

One-Year Enhanced Death Benefit Option

For an additional charge equal to an annualized rate of 0.10% of the daily net assets of the variable account, an applicant can purchase the One-Year Enhanced Death Benefit Option. The One-Year Enhanced Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit II Option. This option is the same as the One-Year Enhanced Death Benefit II Option except for the price and there is no restriction on the annuitant's age.

Spousal Protection Feature

The standard death benefit and the death benefit options include a Spousal Protection Feature at no additional charge. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:

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(1)
One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the contract owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the contract owner;

(2)	The spouses must be co-annuitants;

(3)	Both spouses must be age 85 or younger at the time the contract is issued (or such younger age that is required by the terms of any elected optional benefit);

(4)	Both spouses must be named as beneficiaries;

(5)	No person other than the spouse may be named as contract owner, annuitant or primary beneficiary;

(6)
If both spouses are alive upon annuitization, the contract owner must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the contract owner); and

(7)
If the contract owner requests to add a co-annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the contract owner to provide a copy of the marriage certificate.

If a co-annuitant dies before the annuitization date, the surviving spouse may continue the contract as its sole contract owner. Additionally, if the death benefit value is higher than the contract value at the time of the first co-annuitant’s death, Nationwide will adjust the contract value to equal the death benefit value. The surviving co-annuitant may then name a new beneficiary but may not name another co-annuitant.

Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the CDSC provisions of the contract.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. Generally, the contract owner designates the annuity commencement date at the time of application. If no annuity commencement date is designated at the time of application, Nationwide will establish the annuity commencement date as the date the annuitant reaches age 90 for Non-Qualified Contracts and the date the contract owner reaches age 70½ for all other contract types.

The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide. The annuity commencement date may not be later than the first day of the first calendar month after the annuitant’s 90th birthday unless approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

•	the age (or date) specified in your contract; or

•	the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide’s approval.

On the annuitization date, the annuitant becomes the contract owner unless the contract owner is a Charitable Remainder Trust.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

(1)	an annuity payment option; and

(2)	either a fixed payment annuity, variable payment annuity, or an available combination.

Any allocations in the fixed account that are to be annuitized as a variable payment annuity must be moved to the variable account prior to the annuitization date. There are no restrictions on fixed account transfers made in anticipation of annuitization.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

Fixed Annuity Payments

Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.

Variable Annuity Payments

Variable annuity payments will vary depending on the performance of the underlying mutual funds selected.

First Variable Annuity Payment

The following factors determine the amount of the first variable annuity payment:

•	the portion of purchase payments allocated to provide variable annuity payments;

•	the variable account value on the annuitization date;

•	the adjusted age and sex of the annuitant (and joint annuitant, if any) in accordance with the contract;

•	the annuity payment option elected;

•	the frequency of annuity payments;

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•	the annuitization date;

•	the assumed investment return (the net investment return required to maintain level variable annuity payments);

•	the deduction of applicable premium taxes; and

•	the date the contract was issued.

Subsequent Variable Annuity Payments

Variable annuity payments after the first will vary with the performance of the underlying mutual funds chosen by the contract owner after the investment performance is adjusted by the assumed investment return factor.

The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular sub-account divided by the annuity unit value for that sub-account as of the annuitization date. This establishes the number of annuity units provided by each sub-account for each variable annuity payment after the first.

The number of annuity units for each sub-account will remain constant, unless the contract owner transfers value from one underlying mutual fund to another. After annuitization, transfers among sub-accounts may only be made on the anniversary of the annuitization date.

The number of annuity units for each sub-account is multiplied by the annuity unit value for that sub-account for the valuation period for which the payment is due. The sum of these results for all the sub-accounts in which the contract owner invests establishes the dollar amount of the variable annuity payment.

Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected underlying mutual funds is greater or lesser than the assumed investment return.

Assumed Investment Return

An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each sub-account in which the contract owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.

Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

(1)
multiplying the annuity unit value for each sub-account for the immediately preceding valuation period by the net investment factor for the sub-account for the subsequent valuation period (see "Determining the Contract Value - Determining Variable Account Value - Valuing an Accumulation Unit"); and then

(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.

Frequency and Amount of Annuity Payments

Annuity payments are based on the annuity payment option elected.

If the net amount to be annuitized is less than $2,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $20. The payment frequency will be changed to an interval that will result in payments of at least $20.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Annuity Payment Options

The annuitant must elect an annuity payment option before the annuitization date. If the annuitant fails to elect an annuity payment option, Nationwide will assume a Single Life with a 20 Year Term Certain annuity payment option. Once elected or assumed, the annuity payment option may not be changed.

Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the annuitant’s age (and the joint annuitant’s age, if applicable) or requirements under the Internal Revenue Code.

Annuity Payment Options for Contracts with Total Purchase Payments Less Than or Equal to $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is less than or equal to $2,000,000, the annuity payment options available are:

•	Single Life;

•	Standard Joint and Survivor; and

•	Single Life with a 10 or 20 Year Term Certain.

Each of the annuity payment options is discussed more thoroughly below.

Single Life

The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the annuitant.

Payments will cease with the last payment before the annuitant’s death. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Standard Joint and Survivor

The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the annuitant and joint annuitant. After the death of either the annuitant or joint annuitant, payments will continue for the life of the survivor.

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Payments will cease with the last payment due prior to the death of the last survivor of the annuitant and joint annuitant. No death benefit will be paid.

No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain

The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the annuitant’s lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.

If the annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.

No withdrawals other than the scheduled annuity payments are permitted.

Any Other Option

Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.

Annuity Payment Options for Contracts with Total Purchase Payments Greater Than $2,000,000

If, at the annuitization date, the total of all purchase payments made to the contract is greater than $2,000,000, Nationwide may limit the annuity payment option to the longer of:

(1)	a Fixed Life Annuity with a 20 Year Term Certain; or

(2)	a Fixed Life Annuity with a Term Certain to Age 95.

Additionally, Nationwide will limit the amount that may be annuitized on a single life to $5,000,000. If the total amount to be annuitized is greater than $5,000,000, then, for the purpose of annuitization only, Nationwide will permit additional annuitants to be named.

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

•	statements showing the contract’s quarterly activity;

•
confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

•	semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

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In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back Nationwide’s MTN programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are: Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through the date the Class is certified. Nationwide intends to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. Nationwide intends to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, Nationwide filed its answer, and on December 30, 2005, Nationwide filed a motion for summary judgment. Nationwide intends to defend this lawsuit vigorously.

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On October 31, 2003, Nationwide and Nationwide Life and Annuity Insurance Company (NLAIC) were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide and NLAIC intend to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint four times. As amended, in the current complaint, filed March 21, 2006, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. On February 24, 2006, Nationwide’s motion for summary judgment was denied. On March 7, 2006, the plaintiff’s motion for class certification was denied without prejudice. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

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Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B
This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B
This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Alliance Capital Management, L.P.
Investment Objective:	Long-term growth of capital.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II
This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
This underlying mutual fund is only available in contracts issued before May 1, 2005.
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

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American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares
This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Service Shares
This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Long-term capital growth.

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares
This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Investment Objective:	Capital appreciation.

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares
Investment Adviser:	Federated Equity Management Company of Pennsylvania
Sub-adviser:	Federated Investment Management Company
Investment Objective:	To provide moderate capital appreciation and high current income.

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Fidelity Management and Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.

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Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management and Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2
This underlying mutual fund is only available in contracts issued before May 1, 2006.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

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Fidelity Variable Insurance Products Fund IV - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2
Investment Adviser:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2
This underlying mutual fund is only available in contracts issued before May 1, 2006.
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2
Investment Adviser:	Franklin Advisory Services, LLC
Investment Objective:	Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:	Templeton Asset Management, Ltd.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:	Franklin Advisors, Inc.
Investment Objective:	High current income, with preservation of capital.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Seeks to provide high total return (including income and capital gains) consistent with the preservation of capital.

Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Income and more price stability than stocks, and capital preservation over the long term. Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

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Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation through stocks.

Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II
Investment Adviser:	Capital Research and Management Company
Investment Objective:	Capital appreciation principally through investment in stocks.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2005.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Gartmore Variable Insurance Trust - Federated GVIT High Income Bond Fund: Class III
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Federated Investment Management Company
Investment Objective:	High current income.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Gartmore Variable Insurance Trust - Gartmore GVIT Emerging Markets Fund: Class VI
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Financial Services Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Health Sciences Fund: Class VI
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Global Technology and Communications Fund: Class VI
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

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Gartmore Variable Insurance Trust - Gartmore GVIT Global Utilities Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company
Investment Objective:	Long-term capital growth.

Gartmore Variable Insurance Trust - Gartmore GVIT Government Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	To provide as high level of income as is consistent with the preservation of capital.

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Investment Objective:	High level of total return consistent with a moderately conservative level of risk.
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destination Funds.
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

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Gartmore Variable Insurance Trust - Gartmore GVIT Mid Cap Growth Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Money Market Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Gartmore Variable Insurance Trust - Gartmore GVIT Nationwide® Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Gartmore Variable Insurance Trust - Gartmore GVIT U.S. Growth Leaders Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VIII
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management, L.P.
Investment Objective:	To match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust -GVIT International Value Fund: Class VI
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	The Boston Company Asset Management LLC
Investment Objective:	Long-term capital appreciation.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Variable Insurance Trust - GVIT Mid Cap Index Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Fund Asset Management LP
Investment Objective:	Capital appreciation.

Gartmore Variable Insurance Trust - GVIT Small Cap Growth Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:	Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
Investment Objective:	Capital growth.

Gartmore Variable Insurance Trust - GVIT Small Cap Value Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation.

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Gartmore Variable Insurance Trust - GVIT Small Company Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-advisers:
American Century Investment Management Inc.; Franklin Portfolio Associates LLC; Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company; Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment Management Company

Investment Objective:	Long-term growth of capital.

Gartmore Variable Insurance Trust - Van Kampen GVIT Comstock Value Fund: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Gartmore Variable Insurance Trust - Van Kampen GVIT Multi Sector Bond Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	Van Kampen Asset Management
Investment Objective:	Above average total return over a market cycle of three to five years.

Janus Aspen Series - Balanced Portfolio: Service Shares
This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service Shares
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth.
CIK	0000906185
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares
This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Sub-adviser:	Enhanced Investment Technologies, LLC
Investment Objective:	Long-term growth of capital.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class
This underlying mutual fund is only available in contracts issued before May 1, 2006.
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	Capital appreciation and reasonable income.

62

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term growth of capital by investing primarily in common stocks of foreign companies.
This underlying mutual fund assesses a short-term trading fee (please see “Short-Term Trading Fees” earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class
This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation by investing in securities of well-known established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares
This underlying underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Service Shares
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

63

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This underlying mutual fund is only available in contracts issued before May 1, 2005.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital growth and current income.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This underlying mutual fund is only available in contracts issued before May 1, 2005.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Putnam Investment Management, LLC
Investment Objective:	Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Long-term capital growth, and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:	T. Rowe Price Investment Services
Investment Objective:	High level of income.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II
Investment Adviser:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

64

Appendix B: Condensed Financial Information

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.15%) and contracts with all optional benefits available on December 31, 2005 (the maximum variable account charge of 3.20%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only. Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:

calling:	1-800-848-6331, TDD 1-800-238-3035
writing:	Nationwide Life Insurance Company
5100 Rings Road, RR1-04-F4
Dublin, Ohio 43017-1522
checking
on-line at:	www.nationwidefinancial.com

Federated Insurance Series - Federated Market Opportunity Fund II: Service Shares, Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2, Gartmore Variable Insurance Trust - American Funds GVIT Asset Allocation Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Bond Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Global Growth Fund: Class II, Gartmore Variable Insurance Trust - American Funds GVIT Growth Fund: Class II, Gartmore Variable Insurance Trust - GVIT International Index Fund: Class VIII, were added to the variable account on May 1, 2006. Therefore, no Condensed Finanical Information is available.

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.446570	16.098259	4.22%	290,083	2005
	14.098166	15.446570	9.56%	243,151	2004
	10.000000	14.098166	40.98%	64,520	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.077552	15.109879	7.33%	94,454	2005
	13.393156	14.077552	5.11%	91,308	2004
	10.000000	13.393156	33.93%	27,866	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.947910	17.225829	8.01%	144,563	2005
	13.996305	15.947910	13.94%	100,484	2004
	10.000000	13.996305	39.96%	30,935	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.081312	15.593547	3.40%	156,820	2005
	13.717395	15.081312	9.94%	164,029	2004
	10.000000	13.717395	37.17%	101,964	2003*

65

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.450976	18.394800	5.41%	45,154	2005
	14.826000	17.450976	17.71%	44,343	2004
	10.000000	14.826000	48.26%	24,182	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.018694	15.517116	3.32%	131,582	2005
	13.496328	15.018694	11.28%	133,785	2004
	10.000000	13.496328	34.96%	81,948	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.762394	16.505744	11.81%	40,057	2005
	13.011651	14.762394	13.46%	49,403	2004
	10.000000	13.011651	30.12%	31,252	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.273569	12.590084	11.68%	134,925	2005
	10.000000	11.273569	12.74%	94,059	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.220590	12.21%	61,314	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.283382	14.398398	0.81%	98,045	2005
	13.065891	14.283382	9.32%	73,699	2004
	10.000000	13.065891	30.66%	21,518	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.372492	15.933872	3.65%	689,705	2005
	13.620680	15.372492	12.86%	434,397	2004
	10.000000	13.620680	36.21%	154,081	2003*

66

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.368307	13.68%	11,530	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.918983	10.962430	0.40%	590,851	2005
	10.439405	10.918983	4.59%	408,800	2004
	10.000000	10.439405	4.39%	96,256	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.589721	18.645717	6.00%	261,618	2005
	14.599264	17.589721	20.48%	205,644	2004
	10.000000	14.599264	45.99%	84,131	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.547372	15.018123	3.24%	1,161,368	2005
	13.336012	14.547372	9.08%	969,281	2004
	10.000000	13.336012	33.36%	332,503	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.160630	13.545393	2.92%	289,432	2005
	12.704382	13.160630	3.59%	249,005	2004
	10.000000	12.704382	27.04%	60,268	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.169524	15.828751	4.35%	70,047	2005
	13.819561	15.169524	9.77%	73,052	2004
	10.000000	13.819561	38.20%	25,456	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.449822	14.966335	3.57%	10,545	2005
	13.349573	14.449822	8.24%	10,210	2004
	10.000000	13.349573	33.50%	4,748	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.760220	13.833020	0.53%	31,051	2005
	12.996293	13.760220	5.88%	31,363	2004
	10.000000	12.996293	29.96%	14,823	2003*

67

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.496221	10.478252	-0.17%	708,118	2005
	10.277156	10.496221	2.13%	594,134	2004
	10.000000	10.277156	2.77%	288,900	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.118716	15.777855	4.36%	1,288,092	2005
	13.749992	15.118716	9.95%	1,006,068	2004
	10.000000	13.749992	37.50%	319,464	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.161509	14.769421	4.29%	468,492	2005
	13.892476	14.161509	1.94%	430,073	2004
	10.000000	13.892476	38.92%	133,332	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.621745	19.517361	17.42%	122,563	2005
	14.839398	16.621745	12.01%	148,401	2004
	10.000000	14.839398	48.39%	92,885	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.047743	12.967855	17.38%	499,372	2005
	10.000000	11.047743	10.48%	270,416	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.262532	17.599157	15.31%	1,811,192	2005
	13.407582	15.262532	13.84%	978,516	2004
	10.000000	13.407582	34.08%	261,613	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.644691	10.721986	0.73%	1,036,325	2005
	10.335483	10.644691	2.99%	651,511	2004
	10.000000	10.335483	3.35%	176,651	2003*

68

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.720724	20.673509	16.66%	868,183	2005
	14.380974	17.720724	23.22%	478,654	2004
	10.000000	14.380974	43.81%	107,627	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.781893	19.017044	1.25%	171,869	2005
	16.690522	18.781893	12.53%	187,641	2004
	10.000000	16.690522	66.91%	59,172	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.713685	7.14%	26,890	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	11.020914	10.21%	36,018	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.229430	12.29%	86,944	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.411310	34.11%	193,188	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.503361	14.828269	2.24%	832,100	2005
	13.218232	14.503361	9.72%	699,061	2004
	10.000000	13.218232	32.18%	193,813	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.672605	19.001500	7.52%	320,450	2005
	14.447416	17.672605	22.32%	175,554	2004
	10.000000	14.447416	44.47%	39,026	2003*

69

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.706625	27.07%	85,210	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.176154	17.616721	8.91%	97,493	2005
	13.806194	16.176154	17.17%	110,116	2004
	10.000000	13.806194	38.06%	61,646	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.536447	12.559684	8.87%	358,393	2005
	10.000000	11.536447	15.36%	147,886	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.805659	-1.94%	66,770	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.025117	13.182227	1.21%	272,035	2005
	11.968242	13.025117	8.83%	361,045	2004
	10.000000	11.968242	19.68%	155,096	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.460288	4.60%	291,953	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.938759	26.082562	30.81%	65,312	2005
	16.747920	19.938759	19.05%	71,796	2004
	10.000000	16.747920	67.48%	40,038	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.767045	15.411174	30.97%	385,207	2005
	10.000000	11.767045	17.67%	124,672	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	17.062657	18.686302	9.52%	19,763	2005
	14.293379	17.062657	19.37%	25,149	2004
	10.000000	14.293379	42.93%	21,126	2003*

70

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.771979	15.798176	6.95%	23,831	2005
	13.892828	14.771979	6.33%	32,843	2004
	10.000000	13.892828	38.93%	24,254	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.868478	10.558632	6.99%	137,740	2005
	10.000000	9.868478	-1.32%	85,049	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.779251	15.477375	-1.91%	19,862	2005
	15.344055	15.779251	2.84%	29,391	2004
	10.000000	15.344055	53.44%	20,639	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.879668	10.671538	-1.91%	89,112	2005
	10.000000	10.879668	8.80%	34,071	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.981879	16.776135	4.97%	10,924	2005
	12.479260	15.981879	28.07%	12,734	2004
	10.000000	12.479260	24.79%	10,819	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.306612	10.520907	2.08%	1,334,956	2005
	10.097116	10.306612	2.07%	712,630	2004
	10.000000	10.097116	0.97%	329,385	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.152306	11.388958	2.12%	694,486	2005
	10.780499	11.152306	3.45%	655,198	2004
	10.000000	10.780499	7.80%	149,166	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.499098	12.180624	5.93%	1,146,257	20004
	10.000000	11.499098	14.99%	354,433	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.268354	13.283730	8.28%	2,513,843	2004
	10.000000	12.268354	22.68%	573,509	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.107980	14.524167	10.80%	1,173,760	2004
	10.000000	13.107980	31.08%	283,228	2003*

71

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	13.780963	15.533235	12.72%	336,284	2004
	10.000000	13.780963	37.81%	123,566	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	12.605357	14.355939	13.89%	169,935	2004
	10.000000	12.605357	26.05%	39,901	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.949175	9.914556	-0.35%	876,288	2004
	10.000000	9.949175	-0.51%	396,345	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	13.181105	14.271744	8.27%	190,101	2004
	10.000000	13.181105	31.81%	48,074	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.987495	16.607640	10.81%	115,867	2004
	10.000000	14.987495	49.87%	34,066	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.362769	18.081550	10.50%	32,400	2005
	13.794301	16.362769	18.62%	40,181	2004
	10.000000	13.794301	37.94%	10,359	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.499254	12.708823	10.52%	497,730	2005
	10.000000	11.499254	14.99%	124,947	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.442762	18.220786	10.81%	418,602	2005
	14.372884	16.442762	14.40%	318,466	2004
	10.000000	14.372884	43.73%	115,668	2003*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	13.801295	15.439101	11.87%	117,529	2004
	10.000000	13.801295	38.01%	57,049	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	16.785277	19.412385	15.65%	289,367	2004
	10.000000	16.785277	67.85%	97,297	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	14.713013	17.275766	17.42%	311,577	2004
	10.000000	14.713013	47.13%	94,105	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	13.674044	15.826204	15.74%	159,001	2004
	10.000000	13.674044	36.74%	61,312	2003*

72

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	10.956856	11.538532	5.31%	229,701	2004
	10.000000	10.956856	9.57%	100,113	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.566752	12.381972	7.05%	136,098	2004
	10.000000	11.566752	15.67%	65,621	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.504147	14.581300	16.61%	72,444	2004
	10.000000	12.504147	25.04%	41,889	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	14.444423	16.946477	17.32%	33,289	2004
	10.000000	14.444423	44.44%	24,758	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	10.000000	11.408889	14.09%	28,162	2004*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	12.207678	14.174825	16.11%	15,055	2004
	10.000000	12.207678	22.08%	3,327	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.662180	13.641189	7.73%	139,008	2004
	10.000000	12.662180	26.62%	28,924	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.153700	14.930108	13.51%	86,111	2004
	10.000000	13.153700	31.54%	25,072	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.600525	15.040887	10.59%	28,564	2004
	10.000000	13.600525	36.01%	2,999	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.660586	16.61%	84,376	2005*

73

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	10.094213	10.055878	-0.38%	485,480	2004
	10.000000	10.094213	0.94%	112,130	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	12.618652	14.473577	14.70%	99,296	2004
	10.000000	12.618652	26.19%	61,575	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.572994	15.73%	40,065	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.279585	13.750324	11.98%	89,616	2004
	10.000000	12.279585	22.80%	21,645	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.695987	14.434172	5.39%	478,117	2004
	10.000000	13.695987	36.96%	120,291	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	10.000000	11.553527	15.54%	466,348	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	15.185545	17.844773	17.51%	242,171	2004
	10.000000	15.185545	51.86%	186,308	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.141015	13.049343	7.48%	281,318	2004
	10.000000	12.141015	21.41%	116,142	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.154162	14.192053	7.89%	329,525	2004
	10.000000	13.154162	31.54%	112,730	2003*

74

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	15.160168	17.860093	17.81%	103,610	2004
	10.000000	15.160168	51.60%	43,116	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	12.329674	13.542179	9.83%	56,134	2004
	10.000000	12.329674	23.30%	11,688	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	12.700361	14.587540	14.86%	13,105	2004
	10.000000	12.700361	27.00%	20,884	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.762739	12.212644	3.82%	28,723	2004
	10.000000	11.762739	17.63%	19,297	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.228572	12.29%	95,444	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.555654	5.56%	181,073	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.050393	0.50%	30,215	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.137329	10.428901	2.88%	79,594	2004
	10.000000	10.137329	1.37%	5,050	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	12.629396	13.742442	8.81%	45,100	2004
	10.000000	12.629396	26.29%	31,015	2003*

75

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	13.558296	18.236920	34.51%	459,432	2004
	10.000000	13.558296	35.58%	143,682	2003*

76

Maximum Additional Contract Options Elected (Total 3.05%)
(Variable account charges of 3.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.720077	14.024896	2.22%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.495677	13.155023	5.28%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.220731	15.065938	5.94%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.118507	13.304149	1.42%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.560477	16.087833	3.39%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.333169	13.511680	1.34%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	13.856840	15.196390	9.67%	0	2005

77

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.129815	12.191358	9.54%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.077248	10.77%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.493754	12.353008	-1.13%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.605989	13.832637	1.67%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.223169	12.23%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.503268	10.342924	-1.53%	0	2005*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.653891	16.275820	3.97%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.825416	12.986721	1.26%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.743997	11.855702	0.95%	0	2005

78

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.582835	13.901582	2.35%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.076013	13.283879	1.59%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.260146	12.088782	-1.40%	0	2005

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.971792	9.763885	-2.08%	0	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.422219	13.738980	2.36%	0	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.314666	12.597190	2.29%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	15.750728	18.140323	15.17%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.906865	12.557266	15.13%	0	2005

79

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	13.688404	15.481705	13.10%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.096081	9.974452	-1.20%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.653163	19.055946	14.43%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.139789	16.028731	-0.69%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.576779	5.77%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.880107	8.80%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.085983	10.86%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.240214	32.40%	0	2005*

80

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.949799	12.986180	0.28%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	15.674053	16.529818	5.46%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	14.914014	15.930952	6.82%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.914014	15.930952	6.82%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.389395	12.161980	6.78%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.680244	-3.20%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.625358	11.540060	-0.73%	0	2005

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.326583	3.27%	0	2005*

81

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	18.369962	23.570360	28.31%	0	2005

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.616994	14.923387	28.46%	0	2005

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	15.382919	16.523940	7.42%	0	2005

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	12.838026	13.466713	4.90%	0	2005

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.742565	10.224123	4.94%	0	2005

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	13.817029	13.292904	-3.79%	0	2005

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.740957	10.333516	-3.79%	0	2005

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	12.838026	13.466713	4.90%	0	2005

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	9.861171	9.873261	0.12%	0	2005

82

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.546352	10.563712	0.16%	0	2005

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.328687	11.476876	1.31%	0	2005

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.172148	12.432684	2.14%	0	2005

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.132773	13.633921	3.82%	0	2005

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	13.871742	14.516696	4.65%	0	2005

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	13.898852	14.769913	6.27%	0	2005

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.552817	9.509364	-0.45%	0	2005

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	12.648095	13.126787	3.78%	0	2005

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.245745	15.428523	8.30%	0	2005

GVIT GVIT International Value Fund: Class II - Q/NQ	15.842009	17.170621	8.39%	0	2005

83

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.352698	12.306414	8.40%	0	2005

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	14.505585	15.766228	8.69%	0	2005

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	13.549656	14.153989	4.46%	0	2005

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	16.594702	16.537581	-0.34%	0	2005

GVIT GVIT Small Company Fund: Class II - Q/NQ	15.266837	16.579922	8.60%	0	2005

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	14.074206	14.185389	0.79%	0	2005

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	10.756090	10.656287	-0.93%	0	2005

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.344015	11.841643	4.39%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	13.186795	14.391319	9.13%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	15.433291	19.743894	27.93%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.263410	14.417797	28.01%	0	2005

84

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.723602	14.758334	7.54%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.986346	12.113033	1.06%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.464569	13.899376	3.23%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.395567	13.364553	-0.23%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.511655	15.12%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.666257	9.507505	-1.64%	0	2005

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	13.922966	15.311903	9.98%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.425204	14.25%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.312530	13.792806	3.61%	0	2005

85

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.585214	12.795820	1.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.406251	12.612994	10.58%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.120891	17.828423	10.59%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.535765	11.409132	-1.10%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	12.658320	12.977969	2.53%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	15.668160	16.667678	6.38%	0	2005

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.111050	13.376958	2.03%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.123153	15.363941	8.79%	0	2005

86

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.823804	12.116873	2.48%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.085119	10.85%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.420765	4.21%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.921892	-0.78%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.096572	10.174578	0.77%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.219470	14.372918	8.73%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.543336	19.859297	13.20%	0	2005

87

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Charitable Remainder Trusts

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

(1)
Waiver of CDSC. A contract issued to a Charitable Remainder Trust may withdraw free of CDSC the greater of: the amount which would otherwise be available for withdrawal without CDSC, and the difference between:

(a)	the contract value at the close of the day before the withdrawal; and

(b)	the total purchase payments made to the contract (less an adjustment for amounts surrendered).

(2)
Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

(3)
Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a charitable reminder trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.

Individual Retirement Annuities ("IRAs")

IRAs are contracts that satisfy the provisions of section 408(b) of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Investment-Only Contracts (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Non-Qualified Contracts

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA, a SEP IRA, a Simple IRA, or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required statutory period.

88

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-Qualified contracts that are owned by nonnatural persons, such as trusts, corporations and partnerships are generally subject to current income tax on the gain earned inside the contract, unless the nonnatural person owns the contract as an “agent” of a natural person.

Roth IRAs

Roth IRA contracts are contracts that satisfy the requirements of section 408A of the Internal Revenue Code, including the following requirements:

•	the contract is not transferable by the owner;

•	the premiums are not fixed;

•
if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

•	the entire interest of the owner in the contract is nonforfeitable; and

•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs ("SEP IRAs")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan must satisfy:

•	minimum participation rules;

•	top-heavy contribution rules;

•	nondiscriminatory allocation rules; and

•	requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value

Simple IRAs

A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:

•	vesting requirements;

•	participation requirements; and

•	administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs. A Simple IRA cannot receive rollover distributions except from another Simple IRA.

When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Tax Sheltered Annuities (Non-ERISA)

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, IRAs, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70½, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the required period of time.

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When the owner of a Tax Sheltered Annuity attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

•	the type of contract purchased;

•	the purposes for which the contract is purchased; and

•	the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA, SEP IRA or Simple IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA, SEP IRA or Simple IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	used for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or non-taxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

•	it is made on or after the date on which the contract owner attains age 59½;

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•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

•	it is attributable to the contract owner’s disability; or

•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

•	for qualified higher education expenses; or

•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

•	made to a beneficiary on or after the death of the owner;

•	attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

•
part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

•	made to the owner after separation from service with his or her employer after age 55.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner’s investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner’s investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

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The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

•	the result of a contract owner’s death;

•	the result of a contract owner’s disability, (as defined in the Internal Revenue Code);

•
one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

•	is allocable to an investment in the contract before August 14, 1982.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

•	acquired by the estate of a decedent by reason of the death of the decedent;

•	issued in connection with certain qualified retirement plans and individual retirement plans;

•	purchased by an employer upon the termination of certain qualified retirement plans;

•	immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

•	the distribution is made directly to another Tax Sheltered Annuity or IRA; or

•	the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

•	if the payee does not provide Nationwide with a taxpayer identification number; or

•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

(1)	provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

(2)	provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

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(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States; and

(2)	the distribution is not includable in the non-resident alien’s gross income for United States federal income tax purposes.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift, and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

•	a transfer of the contract from one contract owner to another; or

•	a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

(a)	an individual who is two or more generations younger than the contract owner; or

(b)	certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Charge for Tax

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

Diversification

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

•	the failure to diversify was accidental;

•	the failure is corrected; and

•	a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

•	generally lowering federal income tax rates;

•	increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

•	increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

•	eliminating and/or reducing the highest federal estate tax rates;

•	increasing the estate tax credit; and

•	for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

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Required Distributions - General Information

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Non-Qualified Contracts

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

(1)
If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

(2)
If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner’s death, provided however:

(a)
any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

(b)
if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

(a)	the death of the annuitant will be treated as the death of a contract owner;

(b)	any change of annuitant will be treated as the death of a contract owner; and

(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

Required Distributions for Qualified Plans, Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions from a Qualified Plan or Tax Sheltered Annuity must begin by April 1 of the calendar year following the calendar year in which the Participant (or Contract Owner) attains age 70 ½ or retires, whichever occurs later. Distributions may be paid in a lump sum or in substantially equal payments over:

(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or

(b)
a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9 which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the only designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.401(a)(9)-9.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

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If the contract owner’s entire interest in a Qualified Plan, Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. For an IRA, SEP IRA, or Simple IRA, the required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. For a Qualified Plan or Tax Sheltered Annuity, the required beginning date is April 1 of the calendar year following the calendar year in which the participant (or contract owner) attains age 70½ or retires, whichever occurs later. The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the contract owner dies before the required beginning date (in the case of a Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of a Roth IRA), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.

If the contract owner dies on or after the required beginning date, the interest in the Qualified Plan, Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a)
if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse, the applicable distribution period is the spouse’s life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

(b)
if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter; and

(c)
if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Qualified Plans, Tax Sheltered Annuities, IRA, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

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STATEMENT OF ADDITIONAL INFORMATION
May 1, 2006
Flexible Premium Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-II

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2006. The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, RR1-04-F4, Dublin, Ohio 43017-1522, or calling 1-800-848-6331, TDD 1-800-238-3035.

General Information and History

The Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $158 billion as of December 31, 2005.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.50% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account-II and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004 KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2005, 2004 and 2003, no underwriting commissions were paid by Nationwide to NISC.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

Condensed Financial Information

The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2005. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit" in the prospectus). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

No Additional Contract Options Elected (Total 1.15%)
(Variable account charges of 1.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.446570	16.098259	4.22%	290,083	2005
	14.098166	15.446570	9.56%	243,151	2004
	10.000000	14.098166	40.98%	64,520	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.077552	15.109879	7.33%	94,454	2005
	13.393156	14.077552	5.11%	91,308	2004
	10.000000	13.393156	33.93%	27,866	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.947910	17.225829	8.01%	144,563	2005
	13.996305	15.947910	13.94%	100,484	2004
	10.000000	13.996305	39.96%	30,935	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.081312	15.593547	3.40%	156,820	2005
	13.717395	15.081312	9.94%	164,029	2004
	10.000000	13.717395	37.17%	101,964	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.450976	18.394800	5.41%	45,154	2005
	14.826000	17.450976	17.71%	44,343	2004
	10.000000	14.826000	48.26%	24,182	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	15.018694	15.517116	3.32%	131,582	2005
	13.496328	15.018694	11.28%	133,785	2004
	10.000000	13.496328	34.96%	81,948	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.762394	16.505744	11.81%	40,057	2005
	13.011651	14.762394	13.46%	49,403	2004
	10.000000	13.011651	30.12%	31,252	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.273569	12.590084	11.68%	134,925	2005
	10.000000	11.273569	12.74%	94,059	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.220590	12.21%	61,314	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.283382	14.398398	0.81%	98,045	2005
	13.065891	14.283382	9.32%	73,699	2004
	10.000000	13.065891	30.66%	21,518	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.372492	15.933872	3.65%	689,705	2005
	13.620680	15.372492	12.86%	434,397	2004
	10.000000	13.620680	36.21%	154,081	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.368307	13.68%	11,530	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.918983	10.962430	0.40%	590,851	2005
	10.439405	10.918983	4.59%	408,800	2004
	10.000000	10.439405	4.39%	96,256	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.589721	18.645717	6.00%	261,618	2005
	14.599264	17.589721	20.48%	205,644	2004
	10.000000	14.599264	45.99%	84,131	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.547372	15.018123	3.24%	1,161,368	2005
	13.336012	14.547372	9.08%	969,281	2004
	10.000000	13.336012	33.36%	332,503	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.160630	13.545393	2.92%	289,432	2005
	12.704382	13.160630	3.59%	249,005	2004
	10.000000	12.704382	27.04%	60,268	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.169524	15.828751	4.35%	70,047	2005
	13.819561	15.169524	9.77%	73,052	2004
	10.000000	13.819561	38.20%	25,456	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.449822	14.966335	3.57%	10,545	2005
	13.349573	14.449822	8.24%	10,210	2004
	10.000000	13.349573	33.50%	4,748	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.760220	13.833020	0.53%	31,051	2005
	12.996293	13.760220	5.88%	31,363	2004
	10.000000	12.996293	29.96%	14,823	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.496221	10.478252	-0.17%	708,118	2005
	10.277156	10.496221	2.13%	594,134	2004
	10.000000	10.277156	2.77%	288,900	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.118716	15.777855	4.36%	1,288,092	2005
	13.749992	15.118716	9.95%	1,006,068	2004
	10.000000	13.749992	37.50%	319,464	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.161509	14.769421	4.29%	468,492	2005
	13.892476	14.161509	1.94%	430,073	2004
	10.000000	13.892476	38.92%	133,332	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.621745	19.517361	17.42%	122,563	2005
	14.839398	16.621745	12.01%	148,401	2004
	10.000000	14.839398	48.39%	92,885	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.047743	12.967855	17.38%	499,372	2005
	10.000000	11.047743	10.48%	270,416	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.262532	17.599157	15.31%	1,811,192	2005
	13.407582	15.262532	13.84%	978,516	2004
	10.000000	13.407582	34.08%	261,613	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.644691	10.721986	0.73%	1,036,325	2005
	10.335483	10.644691	2.99%	651,511	2004
	10.000000	10.335483	3.35%	176,651	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.720724	20.673509	16.66%	868,183	2005
	14.380974	17.720724	23.22%	478,654	2004
	10.000000	14.380974	43.81%	107,627	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.781893	19.017044	1.25%	171,869	2005
	16.690522	18.781893	12.53%	187,641	2004
	10.000000	16.690522	66.91%	59,172	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.713685	7.14%	26,890	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	11.020914	10.21%	36,018	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.229430	12.29%	86,944	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.411310	34.11%	193,188	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.503361	14.828269	2.24%	832,100	2005
	13.218232	14.503361	9.72%	699,061	2004
	10.000000	13.218232	32.18%	193,813	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.672605	19.001500	7.52%	320,450	2005
	14.447416	17.672605	22.32%	175,554	2004
	10.000000	14.447416	44.47%	39,026	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.706625	27.07%	85,210	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.176154	17.616721	8.91%	97,493	2005
	13.806194	16.176154	17.17%	110,116	2004
	10.000000	13.806194	38.06%	61,646	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.536447	12.559684	8.87%	358,393	2005
	10.000000	11.536447	15.36%	147,886	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.805659	-1.94%	66,770	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.025117	13.182227	1.21%	272,035	2005
	11.968242	13.025117	8.83%	361,045	2004
	10.000000	11.968242	19.68%	155,096	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.460288	4.60%	291,953	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.938759	26.082562	30.81%	65,312	2005
	16.747920	19.938759	19.05%	71,796	2004
	10.000000	16.747920	67.48%	40,038	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.767045	15.411174	30.97%	385,207	2005
	10.000000	11.767045	17.67%	124,672	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	17.062657	18.686302	9.52%	19,763	2005
	14.293379	17.062657	19.37%	25,149	2004
	10.000000	14.293379	42.93%	21,126	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.771979	15.798176	6.95%	23,831	2005
	13.892828	14.771979	6.33%	32,843	2004
	10.000000	13.892828	38.93%	24,254	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.868478	10.558632	6.99%	137,740	2005
	10.000000	9.868478	-1.32%	85,049	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.779251	15.477375	-1.91%	19,862	2005
	15.344055	15.779251	2.84%	29,391	2004
	10.000000	15.344055	53.44%	20,639	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.879668	10.671538	-1.91%	89,112	2005
	10.000000	10.879668	8.80%	34,071	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.981879	16.776135	4.97%	10,924	2005
	12.479260	15.981879	28.07%	12,734	2004
	10.000000	12.479260	24.79%	10,819	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.306612	10.520907	2.08%	1,334,956	2005
	10.097116	10.306612	2.07%	712,630	2004
	10.000000	10.097116	0.97%	329,385	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.152306	11.388958	2.12%	694,486	2005
	10.780499	11.152306	3.45%	655,198	2004
	10.000000	10.780499	7.80%	149,166	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.499098	12.180624	5.93%	1,146,257	20004
	10.000000	11.499098	14.99%	354,433	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.268354	13.283730	8.28%	2,513,843	2004
	10.000000	12.268354	22.68%	573,509	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.107980	14.524167	10.80%	1,173,760	2004
	10.000000	13.107980	31.08%	283,228	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	13.780963	15.533235	12.72%	336,284	2004
	10.000000	13.780963	37.81%	123,566	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	12.605357	14.355939	13.89%	169,935	2004
	10.000000	12.605357	26.05%	39,901	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.949175	9.914556	-0.35%	876,288	2004
	10.000000	9.949175	-0.51%	396,345	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	13.181105	14.271744	8.27%	190,101	2004
	10.000000	13.181105	31.81%	48,074	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.987495	16.607640	10.81%	115,867	2004
	10.000000	14.987495	49.87%	34,066	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.362769	18.081550	10.50%	32,400	2005
	13.794301	16.362769	18.62%	40,181	2004
	10.000000	13.794301	37.94%	10,359	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.499254	12.708823	10.52%	497,730	2005
	10.000000	11.499254	14.99%	124,947	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.442762	18.220786	10.81%	418,602	2005
	14.372884	16.442762	14.40%	318,466	2004
	10.000000	14.372884	43.73%	115,668	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	13.801295	15.439101	11.87%	117,529	2004
	10.000000	13.801295	38.01%	57,049	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	16.785277	19.412385	15.65%	289,367	2004
	10.000000	16.785277	67.85%	97,297	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	14.713013	17.275766	17.42%	311,577	2004
	10.000000	14.713013	47.13%	94,105	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	13.674044	15.826204	15.74%	159,001	2004
	10.000000	13.674044	36.74%	61,312	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	10.956856	11.538532	5.31%	229,701	2004
	10.000000	10.956856	9.57%	100,113	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.566752	12.381972	7.05%	136,098	2004
	10.000000	11.566752	15.67%	65,621	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.504147	14.581300	16.61%	72,444	2004
	10.000000	12.504147	25.04%	41,889	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	14.444423	16.946477	17.32%	33,289	2004
	10.000000	14.444423	44.44%	24,758	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	10.000000	11.408889	14.09%	28,162	2004*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	12.207678	14.174825	16.11%	15,055	2004
	10.000000	12.207678	22.08%	3,327	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.662180	13.641189	7.73%	139,008	2004
	10.000000	12.662180	26.62%	28,924	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.153700	14.930108	13.51%	86,111	2004
	10.000000	13.153700	31.54%	25,072	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.600525	15.040887	10.59%	28,564	2004
	10.000000	13.600525	36.01%	2,999	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.660586	16.61%	84,376	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	10.094213	10.055878	-0.38%	485,480	2004
	10.000000	10.094213	0.94%	112,130	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	12.618652	14.473577	14.70%	99,296	2004
	10.000000	12.618652	26.19%	61,575	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.572994	15.73%	40,065	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.279585	13.750324	11.98%	89,616	2004
	10.000000	12.279585	22.80%	21,645	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.695987	14.434172	5.39%	478,117	2004
	10.000000	13.695987	36.96%	120,291	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	10.000000	11.553527	15.54%	466,348	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	15.185545	17.844773	17.51%	242,171	2004
	10.000000	15.185545	51.86%	186,308	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.141015	13.049343	7.48%	281,318	2004
	10.000000	12.141015	21.41%	116,142	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.154162	14.192053	7.89%	329,525	2004
	10.000000	13.154162	31.54%	112,730	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	15.160168	17.860093	17.81%	103,610	2004
	10.000000	15.160168	51.60%	43,116	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	12.329674	13.542179	9.83%	56,134	2004
	10.000000	12.329674	23.30%	11,688	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	12.700361	14.587540	14.86%	13,105	2004
	10.000000	12.700361	27.00%	20,884	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.762739	12.212644	3.82%	28,723	2004
	10.000000	11.762739	17.63%	19,297	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.228572	12.29%	95,444	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.555654	5.56%	181,073	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.050393	0.50%	30,215	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.137329	10.428901	2.88%	79,594	2004
	10.000000	10.137329	1.37%	5,050	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	12.629396	13.742442	8.81%	45,100	2004
	10.000000	12.629396	26.29%	31,015	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	13.558296	18.236920	34.51%	459,432	2004
	10.000000	13.558296	35.58%	143,682	2003*

Additional Contract Options Elected (Total 1.25%)
(Variable account charges of 1.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.417269	16.051510	4.11%	120,992	2005
	14.085680	15.417269	9.45%	115,389	2004
	10.000000	14.085680	40.86%	33,445	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.050854	15.066022	7.22%	22,829	2005
	13.381288	14.050854	5.00%	23,637	2004
	10.000000	13.381288	33.81%	11,604	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.917685	17.175844	7.90%	53,625	2005
	13.983912	15.917685	13.83%	48,604	2004
	10.000000	13.983912	39.84%	16,358	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.052725	15.548302	3.29%	99,725	2005
	13.705252	15.052725	9.83%	111,291	2004
	10.000000	13.705252	37.05%	56,425	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.417912	18.341435	5.30%	17,131	2005
	14.812882	17.417912	17.59%	19,698	2004
	10.000000	14.812882	48.13%	10,376	2003*

American Century Variable Portfolios, Inc. - American Century VP Income Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.213063	12.13%	7,518	2005*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.990212	15.472068	3.21%	76,714	2005
	13.484369	14.990212	11.17%	41,358	2004
	10.000000	13.484369	34.84%	20,400	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.734389	16.457830	11.70%	22,638	2005
	13.000128	14.734389	13.34%	26,383	2004
	10.000000	13.000128	30.00%	14,112	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.266025	12.568969	11.57%	32,034	2005
	10.000000	11.266025	12.66%	28,491	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.213063	12.13%	7,518	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.256328	14.356634	0.70%	47,397	2005
	13.054328	14.256328	9.21%	56,801	2004
	10.000000	13.054328	30.54%	16,593	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.343342	15.887628	3.55%	245,734	2005
	13.608621	15.343342	12.75%	218,742	2004
	10.000000	13.608621	36.09%	105,903	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.360689	13.61%	230	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.896901	10.929220	0.30%	325,697	2005
	10.428842	10.896901	4.49%	326,338	2004
	10.000000	10.428842	4.29%	113,222	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.556363	18.591598	5.90%	94,165	2005
	14.586335	17.556363	20.36%	100,791	2004
	10.000000	14.586335	45.86%	41,744	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.519795	14.974545	3.13%	271,581	2005
	13.324207	14.519795	8.97%	278,141	2004
	10.000000	13.324207	33.24%	121,049	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.135669	13.506071	2.82%	91,446	2005
	12.693121	13.135669	3.49%	82,919	2004
	10.000000	12.693121	26.93%	52,488	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.140778	15.782822	4.24%	21,572	2005
	13.807334	15.140778	9.66%	20,531	2004
	10.000000	13.807334	38.07%	8,756	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.422425	14.922889	3.47%	9,059	2005
	13.337753	14.422425	8.13%	9,127	2004
	10.000000	13.337753	33.38%	3,582	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.734130	13.792857	0.43%	12,975	2005
	12.984783	13.734130	5.77%	13,328	2004
	10.000000	12.984783	29.85%	15,136	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.476314	10.447837	-0.27%	262,408	2005
	10.268046	10.476314	2.03%	280,047	2004
	10.000000	10.268046	2.68%	132,268	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.090059	15.732068	4.25%	433,619	2005
	13.737819	15.090059	9.84%	441,239	2004
	10.000000	13.737819	37.38%	171,004	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.134644	14.726525	4.19%	121,841	2005
	13.880172	14.134644	1.83%	155,119	2004
	10.000000	13.880172	38.80%	70,764	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.590238	19.460718	17.30%	41,291	2005
	14.826272	16.590238	11.90%	48,220	2004
	10.000000	14.826272	48.26%	23,407	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.040339	12.946101	17.26%	111,516	2005
	10.000000	11.040339	10.40%	101,481	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.233609	17.548084	15.19%	670,255	2005
	13.395716	15.233609	13.72%	628,072	2004
	10.000000	13.395716	33.96%	199,342	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.624499	10.690860	0.62%	303,552	2005
	10.326328	10.624499	2.89%	274,962	2004
	10.000000	10.326328	3.26%	86,780	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.687147	20.613534	16.55%	278,206	2005
	14.368243	17.687147	23.10%	262,090	2004
	10.000000	14.368243	43.68%	51,844	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.746295	18.961867	1.15%	60,172	2005
	16.675759	18.746295	12.42%	67,270	2004
	10.000000	16.675759	66.76%	35,142	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.706491	7.06%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	11.013523	10.14%	137	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.221906	12.22%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.402323	34.02%	41,252	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.475864	14.785234	2.14%	268,726	2005
	13.206529	14.475864	9.61%	259,637	2004
	10.000000	13.206529	32.07%	86,517	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.639138	18.946391	7.41%	86,876	2005
	14.434639	17.639138	22.20%	81,736	2004
	10.000000	14.434639	44.35%	28,615	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.698125	26.98%	6,530	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.145493	17.565594	8.80%	61,114	2005
	13.793976	16.145493	17.05%	64,766	2004
	10.000000	13.793976	37.94%	56,563	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.528731	12.538624	8.76%	69,931	2005
	10.000000	11.528731	15.29%	47,929	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.799086	-2.01%	7,614	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	13.000404	13.143946	1.10%	98,804	2005
	11.957633	13.000404	8.72%	156,067	2004
	10.000000	11.957633	19.58%	64,131	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.453271	4.53%	70,920	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.900995	26.006933	30.68%	10,693	2005
	16.733125	19.900995	18.93%	14,050	2004
	10.000000	16.733125	67.33%	10,861	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.759167	15.385337	30.84%	49,956	2005
	10.000000	11.759167	17.59%	22,362	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	17.030331	18.632103	9.41%	7,544	2005
	14.280735	17.030331	19.25%	7,833	2004
	10.000000	14.280735	42.81%	2,954	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.743956	15.752304	6.84%	33,458	2005
	13.880513	14.743956	6.22%	38,198	2004
	10.000000	13.880513	38.81%	17,600	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.861876	10.540929	6.89%	58,621	2005
	10.000000	9.861876	-1.38%	50,516	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.749339	15.432446	-2.01%	15,681	2005
	15.330481	15.749339	2.73%	17,553	2004
	10.000000	15.330481	53.30%	19,997	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.872389	10.653637	-2.01%	20,057	2005
	10.000000	10.872389	8.72%	16,113	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.951604	16.727465	4.86%	11,668	2005
	12.468206	15.951604	27.94%	13,260	2004
	10.000000	12.468206	24.68%	12,045	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.287039	10.490339	1.98%	307,428	2005
	10.088161	10.287039	1.97%	313,655	2004
	10.000000	10.088161	0.88%	155,896	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.131149	11.355896	2.02%	176,376	2005
	10.770944	11.131149	3.34%	128,552	2004
	10.000000	10.770944	7.71%	63,677	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.157509	12.544538	3.18%	565,398	2005
	11.488900	12.157509	5.82%	528,196	2004
	10.000000	11.488900	14.89%	124,392	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.258532	13.792985	4.03%	1,063,744	2005
	12.257476	13.258532	8.17%	959,455	2004
	10.000000	12.257476	22.57%	366,922	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.496628	15.328374	5.74%	632,600	2005
	13.096373	14.496628	10.69%	514,225	2004
	10.000000	13.096373	30.96%	180,511	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.503787	16.524893	6.59%	208,717	2005
	13.768764	15.503787	12.60%	159,962	2004
	10.000000	13.768764	37.69%	62,427	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.331734	15.511752	8.23%	50,454	2005
	12.596855	14.331734	13.77%	48,426	2004
	10.000000	12.596855	25.97%	26,541	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.895360	10.032727	1.39%	339,809	2005
	9.939966	9.895360	-0.45%	359,003	2004
	10.000000	9.939966	-0.60%	233,247	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.244700	15.057436	5.71%	58,530	2005
	13.169445	14.244700	8.16%	47,341	2004
	10.000000	13.169445	31.69%	14,201	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.576159	18.284643	10.31%	39,079	2005
	14.974233	16.576159	10.70%	39,074	2004
	10.000000	14.974233	49.74%	15,900	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.335191	18.032864	10.39%	8,517	2005
	13.784997	16.335191	18.50%	16,519	2004
	10.000000	13.784997	37.85%	5,649	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.491561	12.687509	10.41%	72,409	2005
	10.000000	11.491561	14.92%	27,692	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.411579	18.167905	10.70%	187,304	2005
	14.360150	16.411579	14.29%	188,855	2004
	10.000000	14.360150	43.60%	67,999	2003*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.409829	16.394915	6.39%	34,070	2005
	13.789075	15.409829	11.75%	34,571	2004
	10.000000	13.789075	37.89%	11,688	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.375585	19.666249	1.50%	162,491	2005
	16.770427	19.375585	15.53%	163,464	2004
	10.000000	16.770427	67.70%	59,076	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	17.243018	19.072534	10.61%	242,827	2005
	14.699991	17.243018	17.30%	230,346	2004
	10.000000	14.699991	47.00%	71,931	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.796192	16.215677	2.66%	88,975	2005
	13.661931	15.796192	15.62%	88,109	2004
	10.000000	13.661931	36.62%	23,667	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.516635	11.621015	0.91%	142,911	2005
	10.947135	11.516635	5.20%	132,642	2004
	10.000000	10.947135	9.47%	48,837	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.358479	13.139386	6.32%	41,851	2005
	11.556502	12.358479	6.94%	49,410	2004
	10.000000	11.556502	15.57%	30,507	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.553654	16.176919	11.15%	58,632	2005
	12.493074	14.553654	16.49%	62,209	2004
	10.000000	12.493074	24.93%	48,871	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.914366	22.038767	30.30%	11,147	2005
	14.431628	16.914366	17.20%	12,162	2004
	10.000000	14.431628	44.32%	8,718	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.401257	14.864113	30.37%	32,183	2005
	10.000000	11.401257	14.01%	10,567	2004*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.150937	15.499490	9.53%	9,202	2005
	12.199437	14.150937	16.00%	7,054	2004
	10.000000	12.199437	21.99%	971	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.615317	14.013917	2.93%	70,076	2005
	12.650967	13.615317	7.62%	64,843	2004
	10.000000	12.650967	26.51%	23,863	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.901771	15.667692	5.14%	71,307	2005
	13.142033	14.901771	13.39%	64,782	2004
	10.000000	13.142033	31.42%	27,889	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	15.012368	15.254782	1.61%	18,257	2005
	13.588485	15.012368	10.48%	19,680	2004
	10.000000	13.588485	35.88%	14,242	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.652777	16.53%	12,876	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	10.036805	10.054736	0.18%	179,753	2005
	10.085267	10.036805	-0.48%	121,107	2004
	10.000000	10.085267	0.85%	46,380	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.444346	16.179205	12.01%	34,785	2005
	12.605911	14.444346	14.58%	36,603	2004
	10.000000	12.605911	26.06%	22,636	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.565237	15.65%	7,417	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.727148	14.485598	5.53%	40,801	2005
	12.271291	13.727148	11.86%	27,313	2004
	10.000000	12.271291	22.71%	618	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.406804	14.918999	3.56%	300,980	2005
	13.683857	14.406804	5.28%	261,769	2004
	10.000000	13.683857	36.84%	79,747	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.545805	13.003547	12.63%	322,408	2005
	10.000000	11.545805	15.46%	247,470	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.810972	20.061994	12.64%	188,998	2005
	15.172123	17.810972	17.39%	214,349	2004
	10.000000	15.172123	51.72%	149,794	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	13.024605	13.120155	0.73%	154,981	2005
	12.130260	13.024605	7.37%	157,616	2004
	10.000000	12.130260	21.30%	64,306	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	14.165148	14.791636	4.42%	147,494	2005
	13.142514	14.165148	7.78%	149,355	2004
	10.000000	13.142514	31.43%	54,385	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.826274	19.314296	8.35%	46,470	2005
	15.146754	17.826274	17.69%	45,569	2004
	10.000000	15.146754	51.47%	24,045	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.519348	14.048844	3.92%	21,689	2005
	12.321351	13.519348	9.72%	21,877	2004
	10.000000	12.321351	23.21%	9,486	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.562944	16.135628	10.80%	3,443	2005
	12.691782	14.562944	14.74%	11,948	2004
	10.000000	12.691782	26.92%	1,765	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.192050	12.725497	4.38%	21,853	2005
	11.754791	12.192050	3.72%	22,272	2004
	10.000000	11.754791	17.55%	8,225	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.221044	12.21%	10,082	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.548574	5.49%	52,632	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.043651	0.44%	3,307	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.411305	10.685986	2.64%	33,828	2005
	10.130478	10.411305	2.77%	33,246	2004
	10.000000	10.130478	1.30%	6,101	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.714668	15.187336	10.74%	23,757	2005
	12.616630	13.714668	8.70%	27,721	2004
	10.000000	12.616630	26.17%	22,779	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	18.200086	20.983981	15.30%	156,078	2005
	13.544596	18.200086	34.37%	164,302	2004
	10.000000	13.544596	35.45%	69,228	2003*

Additional Contract Options Elected (Total 1.35%)
(Variable account charges of 1.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.388014	16.004887	4.01%	52,476	2005
	14.073205	15.388014	9.34%	23,829	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.024174	15.022230	7.12%	2,889	2005
	13.369420	14.024174	4.90%	404	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.887478	17.125947	7.80%	14,633	2005
	13.971519	15.887478	13.71%	6,718	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.024168	15.503132	3.19%	0	2005
	13.693110	15.024168	9.72%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.384867	18.288161	5.20%	0	2005
	14.799761	17.384867	17.47%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.961770	15.427120	3.11%	0	2005
	13.472415	14.961770	11.05%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.706434	16.410018	11.58%	0	2005
	12.988607	14.706434	13.23%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.258483	12.547875	11.45%	32,318	2005
	10.000000	11.258483	12.58%	11,402	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.205543	12.06%	9,077	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.229237	14.314882	0.60%	10,941	2005
	13.042741	14.229237	9.10%	10,190	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.314219	15.841458	3.44%	169,098	2005
	13.596560	15.314219	12.63%	55,661	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.353071	13.53%	7,216	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.874842	10.896084	0.20%	142,798	2005
	10.418281	10.874842	4.38%	45,017	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.523087	18.537637	5.79%	56,121	2005
	14.573424	17.523087	20.24%	16,387	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.492244	14.931032	3.03%	148,222	2005
	13.312395	14.492244	8.86%	47,131	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.110738	13.466826	2.72%	22,119	2005
	12.681876	13.110738	3.38%	6,319	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.112039	15.736972	4.14%	0	2005
	13.795093	15.112039	9.55%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.395052	14.879524	3.37%	0	2005
	13.325929	14.395052	8.02%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.708073	13.752791	0.33%	0	2005
	12.973272	13.708073	5.66%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.456416	10.417461	-0.37%	101,696	2005
	10.258926	10.456416	1.93%	41,911	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.061405	15.686349	4.15%	185,979	2005
	13.725633	15.061405	9.73%	86,904	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.107836	14.683761	4.08%	37,221	2005
	13.867877	14.107836	1.73%	17,043	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.558753	19.404191	17.18%	0	2005
	14.813129	16.558753	11.78%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.032954	12.924386	17.14%	66,492	2005
	10.000000	11.032954	10.33%	19,603	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.204703	17.497119	15.08%	482,742	2005
	13.383843	15.204703	13.60%	164,055	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.604314	10.659771	0.52%	198,110	2005
	10.317150	10.604314	2.78%	54,530	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.653567	20.553638	16.43%	203,170	2005
	14.355502	17.653567	22.97%	67,726	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.710736	18.906801	1.05%	34,436	2005
	16.660993	18.710736	12.30%	5,998	2004

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.699312	6.99%	9,177	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	11.006133	10.06%	20,710	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.214376	12.14%	8,505	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.393345	33.93%	30,570	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.448376	14.742263	2.03%	126,985	2005
	13.194816	14.448376	9.50%	60,348	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.605676	18.891360	7.30%	63,981	2005
	14.421856	17.605676	22.08%	27,476	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.689601	26.90%	21,417	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.114848	17.514557	8.69%	0	2005
	13.781741	16.114848	16.93%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.521015	12.517583	8.65%	94,200	2005
	10.000000	11.521015	15.21%	32,838	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.792491	-2.08%	16,700	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.975746	13.105761	1.00%	45,730	2005
	11.947040	12.975746	8.61%	40,613	2004

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.446260	4.46%	55,184	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.863252	25.931436	30.55%	0	2005
	16.718312	19.863252	18.81%	0	2004

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.751298	15.359531	30.70%	55,313	2005
	10.000000	11.751298	17.51%	15,317	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.998015	18.577972	9.29%	0	2005
	14.268078	16.998015	19.13%	0	2004

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.715980	15.706539	6.73%	0	2005
	13.868219	14.715980	6.11%	0	2004

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.855258	10.523208	6.78%	43,524	2005
	10.000000	9.855258	-1.45%	13,138	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.719468	15.387634	-2.11%	0	2005
	15.316906	15.719468	2.63%	0	2004

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.865109	10.635740	-2.11%	6,089	2005
	10.000000	10.865109	8.65%	345	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.921330	16.678871	4.76%	0	2005
	12.457147	15.921330	27.81%	0	2004

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.267502	10.459828	1.87%	151,040	2005
	10.079205	10.267502	1.87%	48,932	2004

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.110005	11.322875	1.92%	142,027	2005
	10.761380	11.110005	3.24%	38,480	2004

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.134419	12.508072	3.08%	196,573	2005
	11.478708	12.134419	5.71%	76,993	2004

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.233347	13.752881	3.93%	497,067	2005
	12.246598	13.233347	8.06%	220,917	2004

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.469114	15.283830	5.63%	427,687	2005
	13.084763	14.469114	10.58%	135,684	2004

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.474378	16.476890	6.48%	102,836	2005
	13.756567	15.474378	12.49%	30,226	2004

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.307548	15.469944	8.12%	22,845	2005
	12.588338	14.307548	13.66%	5,895	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.876176	10.003163	1.29%	222,763	2005
	9.930753	9.876176	-0.55%	30,781	2004

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.217659	15.013691	5.60%	24,950	2005
	13.157764	14.217659	8.06%	4,379	2004

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.544715	18.231542	10.20%	26,001	2005
	14.960970	16.544715	10.59%	1,574	2004

GVIT GVIT International Value Fund: Class II - Q/NQ	16.307636	17.984275	10.28%	0	2005
	13.775679	16.307636	18.38%	0	2004

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.483870	12.666214	10.30%	54,583	2005
	10.000000	11.483870	14.84%	15,662	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.380448	18.115151	10.59%	83,885	2005
	14.347431	16.380448	14.17%	25,652	2004

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.380584	16.347294	6.29%	20,725	2005
	13.776862	15.380584	11.64%	8,313	2004

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.338845	19.609138	1.40%	70,678	2005
	16.755579	19.338845	15.42%	28,228	2004

GVIT GVIT Small Company Fund: Class II - Q/NQ	17.210305	19.017136	10.50%	113,589	2005
	14.686966	17.210305	17.18%	47,538	2004

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.766205	16.168555	2.55%	49,457	2005
	13.649814	15.766205	15.50%	14,095	2004

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.494784	11.587251	0.80%	80,224	2005
	10.937420	11.494784	5.10%	13,071	2004

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.335019	13.101199	6.21%	0	2005
	11.546244	12.335019	6.83%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.526022	16.129914	11.04%	0	2005
	12.481987	14.526022	16.38%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.882250	21.974735	30.16%	0	2005
	14.418830	16.882250	17.08%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.393616	14.839181	30.24%	0	2005
	10.000000	11.393616	13.94%	0	2004*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.127044	15.457703	9.42%	0	2005
	12.191193	14.127044	15.88%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.589474	13.973177	2.82%	19,401	2005
	13.639747	13.589474	7.51%	10,743	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.873499	15.622179	5.03%	35,113	2005
	13.130385	14.873499	13.28%	5,563	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.983876	15.210473	1.51%	17,294	2005
	13.576436	14.983876	10.37%	2,089	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.644955	16.45%	3,962	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	10.017727	10.025491	0.08%	56,314	2005
	10.076302	10.017727	-0.58%	23,040	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.415115	16.130170	11.90%	0	2005
	12.593155	14.415115	14.47%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.557485	15.57%	20,809	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.703983	14.446550	5.42%	39,372	2005
	12.263001	13.703983	11.75%	13,339	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.379450	14.875646	3.45%	104,333	2005
	13.671725	14.379450	5.18%	55,789	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.538075	12.981744	12.51%	292,498	2005
	10.000000	11.538075	15.38%	105,147	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.777160	20.003702	12.52%	0	2005
	15.158662	17.777160	17.27%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.999875	13.082010	0.63%	68,976	2005
	12.119498	12.999875	7.26%	17,117	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	14.138262	14.748650	4.32%	91,725	2005
	13.130858	14.138262	7.67%	29,921	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.792456	19.258207	8.24%	39,773	2005
	15.133349	17.792456	17.57%	6,919	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.496539	14.010980	3.81%	9,271	2005
	12.313029	13.496539	9.61%	2,548	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.538385	16.092143	10.69%	0	2005
	12.683202	14.538385	14.63%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.171471	12.691194	4.27%	1,927	2005
	11.746841	12.171471	3.61%	1,680	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.213520	12.14%	12,593	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.541492	5.41%	84,486	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.036905	0.37%	7,871	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.393726	10.657168	2.53%	38,337	2005
	10.123619	10.393726	2.67%	4,564	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.686939	15.141320	10.63%	0	2005
	12.603873	13.686939	8.59%	0	2004

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	18.163298	20.920423	15.18%	112,722	2005
	13.530910	18.163298	32.24%	50,639	2004

Additional Contract Options Elected (Total 1.40%)
(Variable account charges of 1.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.373394	15.981598	3.96%	39,144	2005
	14.066959	15.373394	9.29%	14,444	2004
	10.000000	14.066959	40.67%	3,995	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	14.010856	15.000380	7.06%	10,435	2005
	13.363490	14.010856	4.84%	3,375	2004
	10.000000	13.363490	33.63%	1,211	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.872381	17.101020	7.74%	11,905	2005
	13.965326	15.872381	13.66%	10,037	2004
	10.000000	13.965326	39.65%	2,253	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	15.009864	15.480541	3.14%	11,355	2005
	13.687020	15.009864	9.66%	11,145	2004
	10.000000	13.687020	36.87%	5,472	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.368350	18.261561	5.14%	2,270	2005
	14.793193	17.368350	17.41%	2,330	2004
	10.000000	14.793193	47.93%	460	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.947564	15.404684	3.06%	12,827	2005
	13.466442	14.947564	11.00%	14,635	2004
	10.000000	13.466442	34.66%	2,803	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.692453	16.386127	11.53%	1,152	2005
	12.982838	14.692453	13.17%	1,209	2004
	10.000000	12.982838	29.83%	871	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.254713	12.537328	11.40%	9,653	2005
	10.000000	11.254713	12.55%	3,876	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.201786	12.02%	3,051	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.215716	14.294051	0.55%	6,459	2005
	13.036956	14.215716	9.04%	4,364	2004
	10.000000	13.036956	30.37%	332	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.299668	15.818406	3.39%	41,101	2005
	13.590519	15.299668	12.58%	21,981	2004
	10.000000	13.590519	35.91%	10,415	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.349262	13.49%	1,140	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.863822	10.879541	0.14%	47,300	2005
	10.413001	10.863822	4.33%	39,269	2004
	10.000000	10.413001	4.13%	17,534	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	12.413331	13.125399	5.74%	23,020	2005
	10.329023	12.413331	20.18%	12,795	2004
	7.603070	10.329023	35.85%	2,978	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.478475	14.909312	2.98%	66,026	2005
	13.306493	14.478475	8.81%	41,292	2004
	10.000000	13.306493	33.06%	28,236	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.098276	13.447233	2.66%	22,455	2005
	12.676249	13.098276	3.33%	16,555	2004
	10.000000	12.676249	26.76%	1,477	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.097688	15.714074	4.08%	259	2005
	13.788981	15.097688	9.49%	255	2004
	10.000000	13.788981	37.89%	258	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.381377	14.857889	3.31%	2,038	2005
	13.320016	14.381377	7.97%	1,982	2004
	10.000000	13.320016	33.20%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.695033	13.732760	0.28%	1,241	2005
	12.967508	13.695033	5.61%	2.16	2004
	10.000000	12.967508	29.68%	2,049	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.446467	10.402291	-0.42%	31,733	2005
	10.254363	10.446467	1.87%	20,830	2004
	10.000000	10.254363	2.54%	12,032	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.047094	15.663521	4.10%	90,555	2005
	13.719547	15.047094	9.68%	53,324	2004
	10.000000	13.719547	37.20%	25,862	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.094424	14.662392	4.03%	48,880	2005
	13.861724	14.094424	1.68%	40,122	2004
	10.000000	13.861724	38.62%	10,833	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.543030	19.375962	17.12%	3,925	2005
	14.806560	16.543030	11.73%	7,339	2004
	10.000000	14.806560	48.07%	4,338	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.029257	12.913528	17.08%	65,924	2005
	10.000000	11.029257	10.29%	23,073	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.190243	17.471653	15.02%	124,708	2005
	13.377903	15.190243	13.55%	47,519	2004
	10.000000	13.377903	33.78%	6,698	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.594241	10.644254	0.47%	74,524	2005
	10.312578	10.594241	2.73%	42,127	2004
	10.000000	10.312578	3.13%	19,179	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.636821	20.523782	16.37%	55,366	2005
	14.349148	17.636821	22.91%	23,643	2004
	10.000000	14.349148	43.49%	2,541	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.692960	18.879295	1.00%	14,126	2005
	16.653600	18.692960	12.25%	12,413	2004
	10.000000	16.653600	66.54%	6,495	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.695724	6.96%	428	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	11.002430	10.02%	1,213	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.210612	12.11%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.388857	33.89%	11,890	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.434646	14.720795	1.98%	57,588	2005
	13.188961	14.434646	9.44%	23,341	2004
	10.000000	13.188961	31.89%	2,118	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.588961	18.863905	7.25%	38,063	2005
	14.415457	17.588961	22.01%	10,971	2004
	10.000000	14.415457	44.15%	1,694	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.685336	26.85%	4,240	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.099536	17.489069	8.63%	2,826	2005
	13.775628	16.099536	16.87%	2,961	2004
	10.000000	13.775628	37.76%	1,906	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.517158	12.507070	8.60%	50,671	2005
	10.000000	11.517158	15.17%	9,907	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.789202	-2.11%	16,008	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.963415	13.086687	0.95%	16,349	2005
	11.941737	12.963415	8.56%	26,088	2004
	10.000000	11.941737	19.42%	5,658	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.442736	4.43%	13,859	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.844365	25.893704	30.48%	5,174	2005
	16.710884	19.844365	18.75%	5,238	2004
	10.000000	16.710884	67.11%	2,969	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.747354	15.346624	30.64%	21,769	2005
	10.000000	11.747354	17.47%	2,933	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.981872	18.550938	9.24%	1,039	2005
	14.261747	16.981872	19.07%	1,131	2004
	10.000000	14.261747	42.62%	1,047	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.702011	15.683700	6.68%	682	2005
	13.862071	14.702011	6.06%	856	2004
	10.000000	13.862071	38.62%	1,230	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.851960	10.514369	6.72%	6,820	2005
	10.000000	9.851960	-1.48%	4,158	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.704545	15.365243	-2.16%	1,337	2005
	15.310126	15.704545	2.58%	1,545	2004
	10.000000	15.310126	53.10%	1,524	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.861466	10.626803	-2.16%	361	2005
	10.000000	10.861466	8.61%	361	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.906209	16.654605	4.71%	921	2005
	12.451615	15.906209	27.74%	1,013	2004
	10.000000	12.451615	24.52%	614	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	16.793946	17.099900	1.82%	67,327	2005
	16.494330	16.793946	1.82%	28,160	2004
	16.400486	16.494330	0.57%	8,538	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.890089	11.093142	1.86%	42,459	2005
	10.553714	10.890089	3.19%	44,760	2004
	9.919273	10.553714	6.40%	20,074	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.272511	11.613758	3.03%	339,259	2005
	10.668780	11.272511	5.66%	127,915	2004
	9.516564	10.668780	12.11%	25,549	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	11.532734	11.979453	3.87%	238,589	2005
	10.678199	11.532734	8.00%	176,670	2004
	9.020903	10.678199	18.37%	31,069	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	11.833566	12.493570	5.58%	167,917	2005
	10.706793	11.833566	10.52%	142,701	2004
	8.574196	10.706793	24.87%	3,273	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	12.020568	12.792856	6.42%	26,232	2005
	10.691584	12.020568	12.43%	24,143	2004
	8.222834	10.691584	30.02%	11,286	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.295467	15.449073	8.07%	10,011	2005
	12.584085	14.295467	13.60%	8,534	2004
	10.000000	12.584085	25.84%	1,506	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	12.960454	13.120467	1.23%	68,099	2005
	13.038682	12.960454	-0.60%	192,784	2004
	13.141597	13.038682	-0.78%	5,084	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.204152	14.991843	5.55%	1,223	2005
	13.151931	14.204152	8.00%	0	2004
	10.000000	13.151931	31.52%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.528990	18.205009	10.14%	7,512	2005
	14.954334	16.528990	10.53%	6,576	2004
	10.000000	14.954334	49.54%	1,460	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.293867	17.960019	10.23%	2,859	2005
	13.771025	16.293867	18.32%	2,861	2004
	10.000000	13.771025	37.71%	2,149	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.480025	12.655579	10.24%	19,114	2005
	10.000000	11.480025	14.80%	11,261	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	12.827455	14.178717	10.53%	34,765	2005
	11.241109	12.827455	14.11%	35,456	2004
	8.466716	11.241109	32.77%	22,571	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.365994	16.323538	6.23%	10,346	2005
	13.770755	15.365994	11.58%	18,744	2004
	10.000000	13.770755	37.71%	16,536	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.320481	19.580621	1.35%	18,774	2005
	16.748157	19.320481	15.36%	25,033	2004
	10.000000	16.748157	67.48%	15,936	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	17.193948	18.989474	10.44%	26,858	2005
	14.680450	17.193948	17.12%	21,145	2004
	10.000000	14.680450	46.80%	6,101	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.751236	16.145038	2.50%	19,689	2005
	13.643766	15.751236	15.45%	13,760	2004
	10.000000	13.643766	36.44%	3,413	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	13.107595	13.206364	0.75%	25,634	2005
	12.478382	13.107595	5.04%	13,376	2004
	11.287848	12.478382	10.55%	948	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.323285	13.082126	6.16%	15,865	2005
	11.541117	12.323285	6.78%	15,962	2004
	10.000000	11.541117	15.41%	9,592	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	6.923914	7.684530	10.99%	8,555	2005
	5.952624	6.923914	16.32%	10,480	2004
	5.021131	5.952624	18.55%	5,187	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	6.757977	8.792060	30.10%	2,523	2005
	5.774793	6.757977	17.03%	2,663	2004
	4.353358	5.774793	32.65%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	12.011186	15.635606	30.18%	657	2005
	10.261664	12.011186	17.05%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.115127	15.436859	9.36%	3,015	2005
	12.187076	14.115127	15.82%	3,154	2004
	10.261664	12.187076	17.05%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.576552	13.952853	2.77%	11,979	2005
	12.634137	13.576552	7.46%	13,241	2004
	10.000000	12.634137	26.34%	718	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.859361	15.599446	4.98%	21,666	2005
	13.124558	14.859361	13.22%	6,981	2004
	10.000000	13.124558	31.25%	3,150	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.969638	15.188342	1.46%	2,509	2005
	13.570410	14.969638	10.31%	2,156	2004
	10.000000	13.570410	35.70%	1,759	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.641048	16.41%	4,948	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	14.152545	14.156362	0.03%	26,530	2005
	14.242517	14.152545	-0.63%	10,505	2004
	14.102863	14.242517	0.99%	13,507	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.400532	16.105719	11.84%	4,641	2005
	12.586788	14.400532	14.41%	6,237	2004
	10.000000	12.586788	25.87%	3,796	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.553602	15.54%	3,284	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.692407	14.427067	5.37%	12,262	2005
	12.258858	13.692407	11.69%	563	2004
	10.000000	12.258858	22.59%	60	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.365802	14.854010	3.40%	20,657	2005
	13.665671	14.365802	5.12%	13,987	2004
	10.000000	13.665671	36.66%	2,454	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.534215	12.970830	12.46%	35,380	2005
	10.000000	11.534215	15.34%	12,527	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.760277	19.974612	12.47%	11,274	2005
	15.151944	17.760277	17.21%	11,332	2004
	10.000000	15.151944	51.52%	4,181	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.987520	13.062968	0.58%	24,723	2005
	12.114122	12.987520	7.21%	20,379	2004
	10.000000	12.114122	21.14%	5,059	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	14.124841	14.727210	4.26%	24,734	2005
	13.125040	14.124841	7.62%	22,766	2004
	10.000000	13.125040	31.25%	11,083	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.775573	19.230206	8.18%	4,020	2005
	15.126640	17.775573	17.51%	2,774	2004
	10.000000	15.126640	51.27%	1,212	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.485135	13.992066	3.76%	2,368	2005
	12.308863	13.485135	9.56%	1,771	2004
	10.000000	12.308863	23.09%	2,551	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.526080	16.070390	10.63%	5,537	2005
	12.678909	14.526080	14.57%	5,537	2004
	10.000000	12.678909	26.79%	2,042	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.161196	12.674067	4.22%	125	2005
	11.742875	12.161196	3.56%	0	2004
	10.000000	11.742875	17.43%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.209742	12.10%	2,898	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.537954	5.38%	14,967	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.033533	0.34%	4,402	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.384934	10.642778	2.48%	5,226	2005
	10.120184	10.384934	2.62%	630	2004
	10.000000	10.120184	1.20%	236	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.673068	15.118343	10.57%	211	2005
	12.597484	13.673068	8.54%	211	2004
	10.000000	12.597484	25.97%	211	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	18.144891	20.888661	15.12%	46,694	2005
	13.524052	18.144891	34.17%	18,539	2004
	10.000000	13.524052	35.24%	7,665	2003*

Additional Contract Options Elected (Total 1.45%)
(Variable account charges of 1.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.358766	15.958306	3.90%	102,735	2005
	14.060710	15.358766	9.23%	67,261	2004
	10.000000	14.060710	40.61%	43,308	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.997531	14.978539	7.01%	31,976	2005
	13.357568	13.997531	4.79%	29,808	2004
	10.000000	13.357568	33.58%	15,514	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.857282	17.076125	7.69%	52,174	2005
	13.959121	15.857282	13.60%	55,561	2004
	10.000000	13.959121	39.59%	13,913	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.995589	15.457992	3.08%	86,754	2005
	13.680938	14.995589	9.61%	98,766	2004
	10.000000	13.680938	36.81%	71,116	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.351820	18.234958	5.09%	13,825	2005
	14.786619	17.351820	17.35%	37,697	2004
	10.000000	14.786619	47.87%	26,890	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.933343	15.382250	3.01%	49,211	2005
	13.460462	14.933343	10.94%	49,591	2004
	10.000000	13.460462	34.60%	32,253	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.678498	16.362291	11.47%	19,198	2005
	12.977083	14.678498	13.11%	22,276	2004
	10.000000	12.977083	29.77%	69,616	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.250930	12.526789	11.34%	50,297	2005
	10.000000	11.250930	12.51%	38,110	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.198017	11.98%	39,331	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.202224	14.273272	0.50%	54,502	2005
	13.031173	14.202224	8.99%	56,851	2004
	10.000000	13.031173	30.31%	17,286	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.285127	15.795388	3.34%	366,181	2005
	13.584488	15.285127	12.52%	202,715	2004
	10.000000	13.584488	35.84%	51,603	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.345458	13.45%	4,825	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.852808	10.863014	0.09%	454,638	2005
	10.407723	10.852808	4.28%	248,557	2004
	10.000000	10.407723	4.08%	62,113	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.489811	18.483738	5.68%	111,621	2005
	14.560499	17.489811	20.12%	74,169	2004
	10.000000	14.560499	45.60%	27,575	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.464722	14.887634	2.92%	336,311	2005
	13.300594	14.464722	8.75%	292,449	2004
	10.000000	13.300594	33.01%	91,476	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.085819	13.427643	2.61%	105,732	2005
	12.670615	13.085819	3.28%	116,951	2004
	10.000000	12.670615	26.71%	33,979	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.083336	15.691217	4.03%	20,561	2005
	13.782864	15.083336	9.44%	21,979	2004
	10.000000	13.782864	37.83%	4,764	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.367706	14.836247	3.26%	11,917	2005
	13.314101	14.367706	7.91%	12,110	2004
	10.000000	13.314101	33.14%	8,671	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.682024	13.712783	0.22%	6,673	2005
	12.961759	13.682024	5.56%	6,987	2004
	10.000000	12.961759	29.62%	4,126	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.436517	10.387117	-0.47%	285,759	2005
	10.249802	10.436517	1.82%	245,696	2004
	10.000000	10.249802	2.50%	160,738	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.032805	15.640738	4.04%	552,083	2005
	13.713454	15.032805	9.62%	458,589	2004
	10.000000	13.713454	37.13%	122,982	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.081010	14.641028	3.98%	260,533	2005
	13.855566	14.081010	1.63%	228,955	2004
	10.000000	13.855566	38.56%	82,359	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.527318	19.347779	17.07%	19,668	2005
	14.799998	16.527318	11.67%	25,975	2004
	10.000000	14.799998	48.00%	13,238	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.025556	12.902681	17.03%	220,399	2005
	10.000000	11.025556	10.26%	139,577	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.175802	17.446211	14.96%	837,114	2005
	13.371956	15.175802	13.49%	552,525	2004
	10.000000	13.371956	33.72%	128,890	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.584151	10.628749	0.42%	365,199	2005
	10.307985	10.584151	2.68%	339,055	2004
	10.000000	10.307985	3.08%	86,690	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.620039	20.493894	16.31%	321,361	2005
	14.342766	17.620039	22.85%	167,677	2004
	10.000000	14.342766	43.43%	42,216	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.675210	18.851828	0.95%	40,480	2005
	16.646222	18.675210	12.19%	87,906	2004
	10.000000	16.646222	66.46%	29,687	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.692124	6.92%	20,386	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.998738	9.99%	23,257	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.206846	12.07%	1,270	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.384377	33.84%	62,123	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.420927	14.699382	1.93%	318,822	2005
	13.183104	14.420927	9.39%	253,196	2004
	10.000000	13.183104	31.83%	76,060	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.572243	18.836445	7.19%	152,109	2005
	14.409060	17.572243	21.95%	99,126	2004
	10.000000	14.409060	44.09%	28,316	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.681079	26.81%	27,830	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.084249	17.463638	8.58%	34,831	2005
	13.769523	16.084249	16.81%	45,175	2004
	10.000000	13.769523	37.70%	55,453	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.513291	12.496550	8.54%	191,710	2005
	10.000000	11.513291	15.13%	92,087	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.785907	-2.14%	93,810	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.951087	13.067644	0.90%	101,259	2005
	11.936431	12.951087	8.50%	392,259	2004
	10.000000	11.936431	19.36%	584,884	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.439233	4.39%	101,280	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.825524	25.856052	30.42%	7,489	2005
	16.703476	19.825524	18.69%	12,542	2004
	10.000000	16.703476	67.03%	41,971	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.743412	15.333741	30.57%	114,043	2005
	10.000000	11.743412	17.43%	44,329	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.965739	18.523958	9.18%	3,592	2005
	14.255420	16.965739	19.01%	5,726	2004
	10.000000	14.255420	42.55%	643	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.688013	15.660846	6.62%	5,102	2005
	13.855914	14.688013	6.01%	6,067	2004
	10.000000	13.855914	38.56%	4,257	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.848659	10.505537	6.67%	88,814	2005
	10.000000	9.848659	-1.51%	51,524	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.689624	15.342876	-2.21%	4,003	2005
	15.303329	15.689624	2.52%	7,509	2004
	10.000000	15.303329	53.03%	10,914	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.857818	10.617860	-2.21%	13,919	2005
	10.000000	10.857818	8.58%	22,515	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.891079	16.630360	4.65%	919	2005
	12.446076	15.891079	27.68%	1,769	2004
	10.000000	12.446076	24.46%	1,157	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.247972	10.429398	1.77%	511,145	2005
	10.070236	10.247972	1.76%	381,349	2004
	10.000000	10.070236	0.70%	147,726	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.088873	11.289903	1.81%	426,744	2005
	10.751819	11.088873	3.13%	319,168	2004
	10.000000	10.751819	7.52%	132,074	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.111358	12.471677	2.98%	519,248	2005
	11.468511	12.111358	5.61%	386,961	2004
	10.000000	11.468511	14.69%	90,301	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.208219	13.712890	3.82%	1,198,278	2005
	12.235735	13.208219	7.95%	915,404	2004
	10.000000	12.235735	22.36%	250,247	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.441630	15.239381	5.52%	525,881	2005
	13.073147	14.441630	10.47%	309,528	2004
	10.000000	13.073147	30.73%	83,651	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.444974	16.428965	6.37%	117,996	2005
	13.744350	15.444974	12.37%	90,637	2004
	10.000000	13.744350	37.44%	17,309	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.283377	15.428208	8.02%	95,724	2005
	12.579819	14.283377	13.54%	134,682	2004
	10.000000	12.579819	25.80%	13,655	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.857014	9.973663	1.18%	916,418	2005
	9.921541	9.857014	-0.65%	681,765	2004
	10.000000	9.921541	-0.78%	1,234,124	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.190647	14.970013	5.49%	40,319	2005
	13.146093	14.190647	7.95%	15,203	2004
	10.000000	13.146093	31.46%	4,030	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.513288	18.178524	10.08%	42,670	2005
	14.947701	16.513288	10.47%	17,200	2004
	10.000000	14.947701	49.48%	15,390	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class II - Q/NQ	16.280107	17.935769	10.17%	4,483	2005
	13.766371	16.280107	18.26%	8,285	2004
	10.000000	13.766371	37.66%	3,421	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.476180	12.644950	10.18%	200,594	2005
	10.000000	11.476180	14.76%	88,257	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.349330	18.062463	10.48%	143,788	2005
	14.334701	16.349330	14.05%	100,153	2004
	10.000000	14.334701	43.35%	37,197	2003*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.351382	16.299770	6.18%	56,858	2005
	13.764641	15.351382	11.53%	55,525	2004
	10.000000	13.764641	37.65%	23,708	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.302125	19.552135	1.30%	167,759	2005
	16.740734	19.302125	15.30%	151,138	2004
	10.000000	16.740734	67.41%	71,934	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	17.177624	18.961845	10.39%	249,028	2005
	14.673942	17.177624	17.06%	174,227	2004
	10.000000	14.673942	46.74%	84,570	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.736262	16.121537	2.45%	84,976	2005
	13.637692	15.736262	15.39%	98,114	2004
	10.000000	13.637692	36.38%	8,667	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.472906	11.553509	0.70%	307,119	2005
	10.927700	11.472906	4.99%	184,358	2004
	10.000000	10.927700	9.28%	67,097	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.311583	13.063102	6.10%	41,690	2005
	11.536001	12.311583	6.72%	39,744	2004
	10.000000	11.536001	15.36%	22,720	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.498416	16.082991	10.93%	53,786	2005
	12.470909	14.498416	16.26%	55,077	2004
	10.000000	12.470909	24.71%	49,985	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.850186	21.910860	30.03%	3,003	2005
	14.406047	16.850186	16.97%	3,099	2004
	10.000000	14.406047	44.06%	35,699	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.385981	14.814258	30.11%	4,536	2005
	10.000000	11.385981	13.86%	1,080	2004*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.103200	15.416025	9.31%	1,751	2005
	12.182950	14.103200	15.76%	1,269	2004
	10.000000	12.182950	21.83%	1,170	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.563648	13.932529	2.72%	41,052	2005
	12.628530	13.563648	7.40%	30,982	2004
	10.000000	12.628530	26.29%	8,574	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.845260	15.576752	4.93%	68,403	2005
	13.118740	14.845260	13.16%	49,754	2004
	10.000000	13.118740	31.19%	21,203	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.955415	15.166231	1.41%	17,320	2005
	13.564388	14.955415	10.25%	17,411	2004
	10.000000	13.564388	35.64%	1,634	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.637140	16.37%	20,403	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.998672	9.996311	-0.02%	554,206	2005
	10.067340	9.998672	-0.68%	281,622	2004
	10.000000	10.067340	0.67%	80,033	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: Class S - Q/NQ	14.385932	16.081256	11.78%	28,315	2005
	12.580409	14.385932	14.35%	29,722	2004
	10.000000	12.580409	25.80%	54,328	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.549723	15.50%	15,613	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.680826	14.407573	5.31%	128,858	2005
	12.254702	13.680826	11.64%	28,921	2004
	10.000000	12.254702	22.55%	5,398	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.352146	14.832392	3.35%	269,767	2005
	13.659602	14.352146	5.07%	238,899	2004
	10.000000	13.659602	36.60%	87,018	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.530336	12.959922	12.40%	525,274	2005
	10.000000	11.530336	15.30%	196,064	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.743416	19.945565	12.41%	75,759	2005
	15.145229	17.743416	17.16%	88,228	2004
	10.000000	15.145229	51.45%	73,460	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.975171	13.043934	0.53%	612,349	2005
	12.108744	12.975171	7.16%	554,197	2004
	10.000000	12.108744	21.09%	128,500	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	14.111421	14.705781	4.21%	164,966	2005
	13.119209	14.111421	7.56%	126,756	2004
	10.000000	13.119209	31.19%	67,980	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.758675	19.202224	8.13%	67,579	2005
	15.119925	17.758675	17.45%	49,177	2004
	10.000000	15.119925	51.20%	25,021	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.473727	13.973162	3.71%	20,472	2005
	12.304689	13.473727	9.50%	12,763	2004
	10.000000	12.304689	23.05%	3,443	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.513815	16.048711	10.58%	5,454	2005
	12.674623	14.513815	14.51%	5,566	2004
	10.000000	12.674623	26.75%	6,235	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.150914	12.656952	4.16%	9,775	2005
	11.738902	12.150914	3.51%	6,699	2004
	10.000000	11.738902	17.39%	3,146	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.205989	12.06%	8,357	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.534414	5.34%	81,718	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.030158	0.30%	9,197	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.376142	10.628384	2.43%	141,501	2005
	10.116754	10.376142	2.56%	65,085	2004
	10.000000	10.116754	1.17%	7,553	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.659211	15.095375	10.51%	14,907	2005
	12.591098	13.659211	8.48%	32,057	2004
	10.000000	12.591098	25.91%	26,836	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	18.126507	20.856958	15.06%	193,410	2005
	13.517197	18.126507	34.10%	154,112	2004
	10.000000	13.517197	35.17%	64,625	2003*

Additional Contract Options Elected (Total 1.50%)
(Variable account charges of 1.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.344172	15.935087	3.85%	17,776	2005
	14.054469	15.344172	9.18%	19,278	2004
	10.000000	14.054469	40.54%	13,336	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.984209	14.956719	6.95%	4,355	2005
	13.351626	13.984209	4.74%	4,381	2004
	10.000000	13.351626	33.52%	3,357	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.842196	17.051255	7.63%	3,454	2005
	13.952921	15.842196	13.54%	4,044	2004
	10.000000	13.952921	39.53%	3,245	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.981350	15.435528	3.03%	28,067	2005
	13.674879	14.981350	9.55%	28,181	2004
	10.000000	13.674879	36.75%	26,765	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.335345	18.208430	5.04%	959	2005
	14.780072	17.335345	17.29%	150	2004
	10.000000	14.780072	47.80%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.919143	15.359858	2.95%	8,206	2005
	13.454487	14.919143	10.89%	9,079	2004
	10.000000	13.454487	34.54%	10,791	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.664519	16.338440	11.41%	432	2005
	12.971311	14.664519	13.05%	923	2004
	10.000000	12.971311	27.91%	3,097	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.247161	12.516263	11.28%	2,959	2005
	10.000000	11.247161	12.47%	3,378	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.194253	11.94%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.188706	14.252466	0.45%	857	2005
	13.025383	14.188706	8.93%	860	2004
	10.000000	13.025383	30.25%	787	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.270588	15.772384	3.29%	36,341	2005
	13.578460	15.270588	12.46%	38,897	2004
	10.000000	13.578460	35.78%	21,126	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.341640	13.42%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.841796	10.846500	0.04%	26,186	2005
	10.402441	10.841796	4.22%	22,175	2004
	10.000000	10.402441	4.02%	10,945	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.473166	18.456803	5.63%	4,077	2005
	14.554031	17.473166	20.06%	3,959	2004
	10.000000	14.554031	45.54%	656	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.450953	14.865926	2.87%	37,156	2005
	13.294674	14.450953	8.70%	31,688	2004
	10.000000	13.294674	32.95%	26,354	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.073375	13.408091	2.56%	5,892	2005
	12.664983	13.073375	3.22%	5,127	2004
	10.000000	12.664983	26.65%	1,080	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.068991	15.668356	3.98%	42	2005
	13.776744	15.068991	9.38%	39	2004
	10.000000	13.776744	37.77%	40	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.354035	14.814637	3.21%	1,708	2005
	13.308187	14.354035	7.86%	1,623	2004
	10.000000	13.308187	33.08%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.668997	13.692793	0.17%	2,252	2005
	12.955995	13.668997	5.50%	2,256	2004
	10.000000	12.955995	29.56%	2,259	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.426582	10.371973	-0.52%	27,692	2005
	10.245244	10.426582	1.77%	29,050	2004
	10.000000	10.245244	2.45%	23,777	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.018503	15.617957	3.99%	34,036	2005
	13.707361	15.018503	9.57%	34,389	2004
	10.000000	13.707361	37.07%	18,359	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.067646	14.619738	3.92%	17,012	2005
	13.849434	14.067646	1.58%	20,194	2004
	10.000000	13.849434	38.49%	14,296	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.511591	19.319603	17.01%	1,904	2005
	14.793419	16.511591	11.61%	2,714	2004
	10.000000	14.793419	47.93%	1,342	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.021859	12.891829	16.97%	4,559	2005
	10.000000	11.021859	10.22%	2,088	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.161375	17.420820	14.90%	63,074	2005
	13.366029	15.161375	13.43%	60,058	2004
	10.000000	13.366029	33.66%	43,111	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.574067	10.613244	0.37%	22,082	2005
	10.303396	10.574067	2.63%	24,119	2004
	10.000000	10.303396	3.03%	15,228	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.603288	20.464047	16.25%	35,236	2005
	14.336397	17.603288	22.79%	28,012	2004
	10.000000	14.336397	43.36%	15,759	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.657454	18.824378	0.89%	3,669	2005
	16.638834	18.657454	12.13%	10,808	2004
	10.000000	16.638834	66.39%	2,616	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.688536	6.89%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.995042	9.95%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.203073	12.03%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.379879	33.80%	3,926	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.407223	14.677976	1.88%	34,596	2005
	13.177260	14.407223	9.33%	30,330	2004
	10.000000	13.177260	31.77%	22,868	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.555543	18.809032	7.14%	6,658	2005
	14.402664	17.555543	21.89%	6,617	2004
	10.000000	14.402664	44.03%	2,215	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.676816	26.77%	190	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.068940	17.438189	8.52%	5,694	2005
	13.763401	16.068940	16.75%	5,771	2004
	10.000000	13.763401	37.63%	4,739	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.509431	12.486051	8.49%	2,723	2005
	10.000000	11.509431	15.09%	1,180	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.782619	-2.17%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.938758	13.048580	0.85%	7,457	2005
	11.931120	12.938758	8.45%	12,951	2004
	10.000000	11.931120	19.31%	9,328	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.435727	4.36%	2,203	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.806685	25.818435	30.35%	441	2005
	16.696081	19.806685	18.63%	539	2004
	10.000000	16.696081	66.96%	931	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.739471	15.320839	30.51%	4,115	2005
	10.000000	11.739471	17.39%	1,935	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.949603	18.496985	9.13%	0	2005
	14.249088	16.949603	18.95%	0	2004
	10.000000	14.249088	42.49%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.674063	15.638049	6.57%	1,457	2005
	13.849764	14.674063	5.95%	1,457	2004
	10.000000	13.849764	38.50%	395	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.845351	10.496681	6.62%	216	2005
	10.000000	9.845351	-1.55%	218	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.674717	15.320552	-2.26%	1,408	2005
	15.296549	15.674717	2.47%	1,420	2004
	10.000000	15.296549	52.97%	1,609	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.854188	10.608946	-2.26%	0	2005
	10.000000	10.854188	8.54%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.875972	16.606134	4.60%	0	2005
	12.440545	15.875972	27.61%	0	2004
	10.000000	12.440545	24.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.238215	10.414200	1.72%	25,321	2005
	10.065763	10.238215	1.71%	26,504	2004
	10.000000	10.065763	0.66%	22,736	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.078342	11.273492	1.76%	14,752	2005
	10.747049	11.078342	3.08%	16,317	2004
	10.000000	10.747049	7.47%	9,196	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.099836	12.453507	2.92%	23,052	2005
	11.463419	12.099836	5.55%	35,581	2004
	10.000000	11.463419	14.63%	20,989	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.195663	13.692941	3.77%	60,924	2005
	12.230307	13.195663	7.89%	65,199	2004
	10.000000	12.230307	22.30%	25,887	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.427898	15.217195	5.47%	93,368	2005
	13.067345	14.427898	10.41%	82,721	2004
	10.000000	13.067345	30.67%	13,473	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.430298	16.405054	6.32%	13,438	2005
	13.738255	15.430298	12.32%	14,191	2004
	10.000000	13.738255	37.38%	14,750	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.271294	15.407360	7.96%	5,777	2005
	12.575565	14.271294	13.48%	5,465	2004
	10.000000	12.575565	25.76%	2,300	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.847439	9.958934	1.13%	19,877	2005
	9.916936	9.847439	-0.70%	20,452	2004
	10.000000	9.916936	-0.83%	19,689	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.177151	14.948217	5.44%	21,036	2005
	13.140251	14.177151	7.89%	17,897	2004
	10.000000	13.140251	31.40%	7,337	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.497596	18.152057	10.03%	5,241	2005
	14.941071	16.497596	10.42%	4,852	2004
	10.000000	14.941071	49.41%	6,470	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.266338	17.911539	10.11%	823	2005
	13.761705	16.266338	18.20%	2,540	2004
	10.000000	13.761705	37.62%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.472337	12.634324	10.13%	4,919	2005
	10.000000	11.472337	14.72%	4,889	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.333804	18.036183	10.42%	16,663	2005
	14.328349	16.333804	14.00%	15,258	2004
	10.000000	14.328349	43.28%	10,292	2003*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.336796	16.276050	6.12%	3,456	2005
	13.758533	15.336796	11.47%	2,903	2004
	10.000000	13.758533	37.59%	3,046	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.283784	19.523677	1.24%	11,075	2005
	16.733305	19.283784	15.24%	9,625	2004
	10.000000	16.733305	67.33%	3,644	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	17.161314	18.934269	10.33%	17,577	2005
	14.667440	17.161314	17.00%	16,982	2004
	10.000000	14.667440	46.67%	12,390	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.721293	16.098052	2.40%	6,962	2005
	13.631643	15.721293	15.33%	7,387	2004
	10.000000	13.631643	36.32%	3,485	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.461997	11.536687	0.65%	7,107	2005
	10.922848	11.461997	4.94%	7,519	2004
	10.000000	10.922848	9.23%	1,840	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.299857	13.044049	6.05%	1,775	2005
	11.530862	12.299857	6.67%	2,201	2004
	10.000000	11.530862	15.31%	2,353	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.484651	16.059602	10.87%	1,759	2005
	12.465371	14.484651	16.20%	1,641	2004
	10.000000	12.465371	24.65%	5,201	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.834176	21.878975	29.97%	439	2005
	14.399651	16.834176	16.91%	439	2004
	10.000000	14.399651	44.00%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.382164	14.801813	30.04%	2,285	2005
	10.000000	11.382164	13.82%	0	2004*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.091268	15.395190	9.25%	2,291	2005
	12.178822	14.091268	15.70%	2,064	2004
	10.000000	12.178822	21.79%	953	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.550739	13.912238	2.67%	8,984	2005
	12.622915	13.550739	7.35%	6,864	2004
	10.000000	12.622915	26.23%	1,661	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.831129	15.554069	4.87%	4,014	2005
	13.112910	14.831129	13.10%	4,332	2004
	10.000000	13.112910	31.13%	1,325	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.941199	15.144158	1.36%	1,167	2005
	13.558368	14.941199	10.20%	1,167	2004
	10.000000	13.558368	35.58%	46	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.633235	16.33%	962	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.989171	9.981752	-0.07%	22,983	2005
	10.062877	9.989171	-0.73%	21,762	2004
	10.000000	10.062877	0.63%	29,029	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.371353	16.056832	11.73%	4,734	2005
	12.574042	14.371353	14.29%	4,612	2004
	10.000000	12.574042	25.74%	4,815	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.545836	15.46%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.669252	14.388098	5.26%	3,734	2005
	12.250550	13.669252	11.58%	1,842	2004
	10.000000	12.250550	22.51%	2,187	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.338489	14.810791	3.29%	22,519	2005
	13.653538	14.338489	5.02%	21,935	2004
	10.000000	13.653538	36.54%	8,254	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.526477	12.949029	12.34%	12,807	2005
	10.000000	11.526477	15.26%	8,600	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.726536	19.916503	12.35%	17,653	2005
	15.138497	17.726536	17.10%	18,847	2004
	10.000000	15.138497	51.38%	14,261	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.962824	13.024940	0.48%	9,874	2005
	12.103355	12.962824	7.10%	10,689	2004
	10.000000	12.103355	21.03%	6,103	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	14.097983	14.684344	4.16%	12,404	2005
	13.113389	14.097983	7.51%	11,995	2004
	10.000000	13.113389	31.13%	7,208	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.741782	19.174248	8.07%	3,949	2005
	15.113211	17.741782	17.39%	3,801	2004
	10.000000	15.113211	51.13%	2,308	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.462337	13.954292	3.65%	778	2005
	12.300530	13.462337	9.45%	778	2004
	10.000000	12.300530	23.01%	778	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.501533	16.027022	10.52%	0	2005
	12.670326	14.501533	14.45%	0	2004
	10.000000	12.670326	26.70%	164	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.140643	12.639856	4.11%	1,048	2005
	11.734923	12.140643	3.46%	967	2004
	10.000000	11.734923	17.35%	884	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.202220	12.02%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.530866	5.31%	766	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.026784	0.27%	286	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.367358	10.614013	2.38%	5,760	2005
	10.113318	10.367358	2.51%	5,837	2004
	10.000000	10.113318	1.13%	4,857	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.645353	15.072436	10.46%	10,228	2005
	12.584719	13.645353	8.43%	10,331	2004
	10.000000	12.584719	25.85%	10,008	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	18.108162	20.825317	15.01%	16,549	2005
	13.510360	18.108162	34.03%	18,124	2004
	10.000000	13.510360	35.10%	13,858	2003*

Additional Contract Options Elected (Total 1.55%)
(Variable account charges of 1.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.329555	15.911853	3.80%	155,410	2005
	14.048227	15.329555	9.12%	130,748	2004
	10.000000	14.048227	40.48%	48,934	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.970911	14.934929	6.90%	21,313	2005
	13.345701	13.970911	4.68%	23,126	2004
	10.000000	13.345701	33.46%	7,491	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.827142	17.026419	7.58%	49,131	2005
	13.946733	15.827142	13.48%	28,404	2004
	10.000000	13.946733	39.47%	4,657	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.967070	15.412996	2.98%	86,853	2005
	13.668790	14.967070	9.50%	107,603	2004
	10.000000	13.668790	36.69%	66,002	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.318860	18.181920	4.98%	18,360	2005
	14.773508	17.318860	17.23%	26,903	2004
	10.000000	14.773508	47.74%	23,782	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.904956	15.337483	2.90%	65,392	2005
	13.448505	14.904956	10.83%	66,145	2004
	10.000000	13.448505	34.49%	50,493	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.650579	16.314652	11.36%	5,247	2005
	12.965554	14.650579	13.00%	5,634	2004
	10.000000	12.965554	29.66%	8,827	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.243385	12.505729	11.23%	33,907	2005
	10.000000	11.243385	12.43%	26,825	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.190493	11.90%	60,333	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.175203	14.231692	0.40%	32,912	2005
	13.019603	14.175203	8.88%	24,873	2004
	10.000000	13.019603	30.20%	10,963	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.256055	15.749395	3.23%	259,321	2005
	13.572423	15.256055	12.40%	215,131	2004
	10.000000	13.572423	35.72%	81,781	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.337825	13.38%	2,235	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.830792	10.830006	-0.01%	298,970	2005
	10.397160	10.830792	4.17%	189,182	2004
	10.000000	10.397160	3.97%	63,286	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.456555	18.429940	5.58%	104,423	2005
	14.547569	17.456555	20.00%	93,047	2004
	10.000000	14.547569	45.48%	38,204	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.437205	14.844276	2.82%	333,114	2005
	13.288774	14.437205	8.64%	324,078	2004
	10.000000	13.288774	32.89%	168,698	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.060934	13.388549	2.51%	140,630	2005
	12.659360	13.060934	3.17%	113,330	2004
	10.000000	12.659360	26.59%	65,102	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.054647	15.645527	3.92%	10,949	2005
	13.770609	15.054647	9.32%	10,769	2004
	10.000000	13.770609	37.71%	5,137	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.340380	14.793062	3.16%	4,490	2005
	13.302272	14.340380	7.80%	5,586	2004
	10.000000	13.302272	33.02%	2,607	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.655998	13.672848	0.12%	261	2005
	12.950240	13.655998	5.45%	461	2004
	10.000000	12.950240	29.50%	551	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.416653	10.356857	-0.57%	292,048	2005
	10.240682	10.416653	1.72%	276,389	2004
	10.000000	10.240682	2.41%	173,019	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	15.004214	15.595190	3.94%	483,120	2005
	13.701281	15.004214	9.51%	358,708	2004
	10.000000	13.701281	37.01%	145,237	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.054233	14.598405	3.87%	211,205	2005
	13.843267	14.054233	1.52%	192,249	2004
	10.000000	13.843267	38.43%	82,531	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.495894	19.291470	16.95%	15,201	2005
	14.786862	16.495894	11.56%	18,803	2004
	10.000000	14.786862	47.87%	15,442	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.018158	12.880975	16.91%	140,499	2005
	10.000000	11.018158	10.18%	76,784	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.146949	17.395451	14.84%	531,001	2005
	13.360088	15.146949	13.37%	385,357	2004
	10.000000	13.360088	33.60%	86,293	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.563999	10.597769	0.32%	288,934	2005
	10.298811	10.563999	2.57%	225,783	2004
	10.000000	10.298811	2.99%	69,025	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.586538	20.434234	16.19%	207,854	2005
	14.330025	17.586538	22.73%	142,716	2004
	10.000000	14.330025	43.30%	29,265	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.639733	18.796976	0.84%	47,688	2005
	16.631467	18.639733	12.08%	50,696	2004
	10.000000	16.631467	66.31%	22,525	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.684933	6.85%	21,982	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.991345	9.91%	55,091	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.199314	11.99%	23,110	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.375380	33.75%	47,376	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.393506	14.656581	1.83%	307,844	2005
	13.171406	14.393506	9.28%	239,896	2004
	10.000000	13.171406	31.71%	123,968	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.538843	18.781634	7.09%	102,416	2005
	14.396268	17.538843	21.83%	91,472	2004
	10.000000	14.396268	43.96%	47,985	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.672560	26.73%	10,077	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.053650	17.412784	8.47%	37,391	2005
	13.757275	16.053650	16.69%	44,319	2004
	10.000000	13.757275	37.57%	38,752	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.505560	12.475534	8.43%	141,407	2005
	10.000000	11.505560	15.06%	58,868	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.779318	-2.21%	18,070	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.926446	13.029576	0.80%	113,261	2005
	11.925811	12.926446	8.39%	297,865	2004
	10.000000	11.925811	19.26%	99,265	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.432214	4.32%	86,041	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.787836	25.780818	30.29%	25,954	2005
	16.688663	19.787836	18.57%	30,433	2004
	10.000000	16.688663	66.89%	34,998	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.735542	15.307966	30.44%	73,417	2005
	10.000000	11.735542	17.36%	35,973	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.933487	18.470035	9.07%	2,383	2005
	14.242764	16.933487	18.89%	3,365	2004
	10.000000	14.242764	42.43%	1,806	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.660096	15.615253	6.52%	10,702	2005
	13.843609	14.660096	5.90%	13,578	2004
	10.000000	13.843609	38.44%	10,926	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.842041	10.487849	6.56%	37,430	2005
	10.000000	9.842041	-1.58%	26,960	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.659808	15.298222	-2.31%	3,760	2005
	15.289759	15.659808	2.42%	8,474	2004
	10.000000	15.289759	52.90%	8,261	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.850535	10.599999	-2.31%	7,361	2005
	10.000000	10.850535	8.51%	21,051	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.860867	16.581940	4.55%	293	2005
	12.435017	15.860867	27.55%	310	2004
	10.000000	12.435017	24.35%	2,029	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.228457	10.398996	1.67%	353,307	2005
	10.061282	10.228457	1.66%	299,736	2004
	10.000000	10.061282	0.61%	163,637	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.067784	11.257041	1.71%	335,390	2005
	10.742263	11.067784	3.03%	337,159	2004
	10.000000	10.742263	7.42%	165,296	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.088323	12.435360	2.87%	421,416	2005
	11.458318	12.088323	5.50%	342,248	2004
	10.000000	11.458318	14.58%	147,083	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.183096	13.672978	3.72%	1,379,324	2005
	12.224868	13.183096	7.84%	946,572	2004
	10.000000	12.224868	22.25%	302,419	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.414176	15.195027	5.42%	663,986	2005
	13.061546	14.414176	10.36%	544,537	2004
	10.000000	13.061546	30.62%	126,745	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.415605	16.381141	6.26%	127,980	2005
	13.732149	15.415605	12.26%	91,954	2004
	10.000000	13.732149	37.32%	83,700	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.259218	15.386532	7.91%	50,228	2005
	12.571305	14.259218	13.43%	72,417	2004
	10.000000	12.571305	25.71%	12,027	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.837869	9.944219	1.08%	476,874	2005
	9.912328	9.837869	-0.75%	418,308	2004
	10.000000	9.912328	-0.88%	170,431	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.163661	14.926434	5.39%	60,219	2005
	13.134414	14.163661	7.84%	42,684	2004
	10.000000	13.134414	31.34%	41,541	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.481889	18.125604	9.97%	100,783	2005
	14.934431	16.481889	10.36%	77,809	2004
	10.000000	14.934431	49.34%	27,460	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.252579	17.887326	10.06%	13,396	2005
	13.757041	16.252579	18.14%	14,226	2004
	10.000000	13.757041	37.57%	9,504	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.468479	12.623671	10.07%	122,871	2005
	10.000000	11.468479	14.68%	65,308	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.318252	18.009893	10.37%	170,683	2005
	14.321973	16.318252	13.94%	130,270	2004
	10.000000	14.321973	43.22%	47,529	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.322194	16.252330	6.07%	42,287	2005
	13.752422	15.322194	11.41%	44,188	2004
	10.000000	13.752422	37.52%	16,147	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.265423	19.495218	1.19%	153,447	2005
	16.725873	19.265423	15.18%	157,411	2004
	10.000000	16.725873	67.26%	62,587	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	17.144967	18.906663	10.28%	161,693	2005
	14.660913	17.144967	16.94%	122,056	2004
	10.000000	14.660913	46.61%	77,253	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.706338	16.074599	2.34%	97,229	2005
	13.625586	15.706338	15.27%	63,641	2004
	10.000000	13.625586	36.26%	9,774	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.451083	11.519862	0.60%	157,775	2005
	10.917987	11.451083	4.88%	104,892	2004
	10.000000	10.917987	9.18%	36,747	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.288153	13.025049	6.00%	122,336	2005
	11.525739	12.288153	6.61%	119,186	2004
	10.000000	11.525739	15.26%	68,748	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.470859	16.036194	10.82%	52,862	2005
	12.459834	14.470859	16.14%	49,938	2004
	10.000000	12.459834	24.60%	38,201	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.818162	21.847110	29.90%	9,447	2005
	14.393258	16.818162	16.85%	10,300	2004
	10.000000	14.393258	43.93%	15,323	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.378339	14.789354	29.98%	12,037	2005
	10.000000	11.378339	13.78%	4,589	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.079355	15.374397	9.20%	3,438	2005
	12.174698	14.079355	15.64%	3,269	2004
	10.000000	12.174698	21.75%	953	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.537857	13.891974	2.62%	88,831	2005
	12.617314	13.537857	7.30%	50,156	2004
	10.000000	12.617314	26.17%	34,170	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.817018	15.531401	4.82%	39,239	2005
	13.107080	14.817018	13.05%	30,545	2004
	10.000000	13.107080	31.07%	21,848	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.926968	15.122090	1.31%	15,562	2005
	13.552337	14.926968	10.14%	9,292	2004
	10.000000	13.552337	35.52%	3,376	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.629323	16.29%	10,581	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.979655	9.967204	-0.12%	352,961	2005
	10.058406	9.979655	-0.78%	271,374	2004
	10.000000	10.058406	0.58%	158,267	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.356783	16.032438	11.67%	34,465	2005
	12.567659	14.356783	14.24%	49,005	2004
	10.000000	12.567659	25.68%	46,286	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.541962	15.42%	31,424	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.657697	14.368666	5.21%	63,709	2005
	12.246405	13.657697	11.52%	30,023	2004
	10.000000	12.246405	22.46%	7,135	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.324845	14.789202	3.24%	182,951	2005
	13.647463	14.324845	4.96%	170,568	2004
	10.000000	13.647463	36.47%	67,859	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.522606	12.938136	12.28%	277,851	2005
	10.000000	11.522606	15.23%	169,008	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.709664	19.887489	12.30%	73,973	2005
	15.131768	17.709664	17.04%	89,170	2004
	10.000000	15.131768	51.32%	78,622	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.950484	13.005963	0.43%	149,122	2005
	12.097975	12.950484	7.05%	153,884	2004
	10.000000	12.097975	20.98%	44,168	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	14.084571	14.662948	4.11%	143,511	2005
	13.107555	14.084571	7.45%	116,363	2004
	10.000000	13.107555	31.08%	70,942	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.724915	19.146339	8.02%	63,979	2005
	15.106504	17.724915	17.33%	57,170	2004
	10.000000	15.106504	51.07%	24,174	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.450952	13.935435	3.60%	24,401	2005
	12.296362	13.450952	9.39%	24,142	2004
	10.000000	12.296362	22.96%	10,503	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.489276	16.005375	10.46%	4,641	2005
	12.666032	14.489276	14.39%	5,491	2004
	10.000000	12.666032	26.66%	6,339	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.130370	12.622775	4.06%	10,657	2005
	11.730953	12.130370	3.40%	12,209	2004
	10.000000	11.730953	17.31%	6,661	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.198450	11.98%	6,588	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.527324	5.27%	24,247	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.023410	0.23%	9,807	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.358581	10.599662	2.33%	30,456	2005
	10.109894	10.358581	2.46%	23,640	2004
	10.000000	10.109894	1.10%	13,150	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.631514	15.049526	10.40%	8,046	2005
	12.578333	13.631514	8.37%	13,673	2004
	10.000000	12.578333	25.78%	20,950	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	18.089801	20.793675	14.95%	231,491	2005
	13.503520	18.089801	33.96%	180,183	2004
	10.000000	13.503520	35.04%	74,265	2003*

Additional Contract Options Elected (Total 1.60%)
(Variable account charges of 1.60% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.314957	15.888644	3.75%	3,919	2005
	14.041976	15.314957	9.07%	2,878	2004
	10.000000	14.041976	40.42%	807	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.957607	14.913148	6.85%	2,050	2005
	13.339769	13.957607	4.63%	1,456	2004
	10.000000	13.339769	33.40%	830	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.812072	17.001606	7.52%	134	2005
	13.940527	15.812072	13.43%	0	2004
	10.000000	13.940527	39.41%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.952834	15.390535	2.93%	948	2005
	13.662722	14.952834	9.44%	939	2004
	10.000000	13.662722	36.63%	935	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.302381	18.155414	4.93%	0	2005
	14.766948	17.302381	17.17%	0	2004
	10.000000	14.766948	47.67%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.890772	15.315119	2.85%	3,136	2005
	13.442526	14.890772	10.77%	2,746	2004
	10.000000	13.442526	34.43%	3,321	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.636650	16.290886	11.30%	0	2005
	12.959792	14.636650	12.94%	0	2004
	10.000000	12.959792	29.60%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.239611	12.495190	11.17%	366	2005
	10.000000	11.239611	12.40%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.186722	11.87%	331	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.161712	14.210952	0.35%	2,473	2005
	13.013813	14.161712	8.82%	3,640	2004
	10.000000	13.013813	30.14%	3,857	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.241548	15.726464	3.18%	13,122	2005
	13.566392	15.241548	12.35%	5,394	2004
	10.000000	13.566392	35.66%	1,583	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.334020	13.34%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.819794	10.813529	-0.06%	3,695	2005
	10.391879	10.819794	4.12%	0	2004
	10.000000	10.391879	3.92%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.439945	18.403088	5.52%	2,351	2005
	14.541108	17.439945	19.94%	1,223	2004
	10.000000	14.541108	45.41%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.423465	14.822632	2.77%	11,288	2005
	13.282860	14.423465	8.59%	7,061	2004
	10.000000	13.282860	32.83%	1,707	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.048499	13.369024	2.46%	119	2005
	12.653727	13.048499	3.12%	121	2004
	10.000000	12.653727	26.54%	122	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.040310	15.622711	3.87%	0	2005
	13.764492	15.040310	9.27%	0	2004
	10.000000	13.764492	37.64%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.326726	14.771489	3.10%	394	2005
	13.296363	14.326726	7.75%	449	2004
	10.000000	13.296363	32.96%	461	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.643002	13.652916	0.07%	0	2005
	12.944483	13.643002	5.40%	0	2004
	10.000000	12.944483	29.44%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.406737	10.341756	-0.62%	2,931	2005
	10.236130	10.406737	1.67%	2,090	2004
	10.000000	10.236130	2.36%	936	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.989922	15.572455	3.89%	14,143	2005
	13.695185	14.989922	9.45%	4,674	2004
	10.000000	13.695185	36.95%	1,647	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.040855	14.577120	3.82%	2,639	2005
	13.837109	14.040855	1.47%	1,942	2004
	10.000000	13.837109	38.37%	1,524	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.480203	19.263360	16.89%	0	2005
	14.780296	16.480203	11.50%	0	2004
	10.000000	14.780296	47.80%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.014450	12.870128	16.85%	215	2005
	10.000000	11.014450	10.14%	135	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.132524	17.370082	14.79%	44,212	2005
	13.354150	15.132524	13.32%	20,838	2004
	10.000000	13.354150	33.54%	8,049	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.553929	10.582306	0.27%	9,526	2005
	10.294225	10.553929	2.52%	5,097	2004
	10.000000	10.294225	2.94%	437	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.569807	20.404472	16.13%	17,955	2005
	14.323670	17.569807	22.66%	8,793	2004
	10.000000	14.323670	43.24%	735	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.621989	18.769584	0.79%	410	2005
	16.624081	18.621989	12.02%	0	2004
	10.000000	16.624081	66.24%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.681338	6.81%	24,527	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.987647	9.88%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.195544	11.96%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.370886	33.71%	2,166	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.379808	14.635223	1.78%	16,049	2005
	13.165549	14.379808	9.22%	8,308	2004
	10.000000	13.165549	31.66%	4,613	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.522146	18.754252	7.03%	4,839	2005
	14.389863	17.522146	21.77%	847	2004
	10.000000	14.389863	43.90%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.668305	26.68%	579	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.038366	17.387393	8.41%	0	2005
	13.751167	16.038366	16.63%	0	2004
	10.000000	13.751167	37.51%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.501699	12.465022	8.38%	5,632	2005
	10.000000	11.501699	15.02%	924	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.776034	-2.24%	475	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.914147	13.010580	0.75%	1,349	2005
	11.920518	12.914147	8.34%	258	2004
	10.000000	11.920518	19.21%	0	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.428702	4.29%	1,856	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.769023	25.743289	30.22%	0	2005
	16.681255	19.769023	18.51%	0	2004
	10.000000	16.681255	66.81%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.731602	15.295088	30.38%	3,211	2005
	10.000000	11.731602	17.32%	1,243	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.917366	18.443115	9.02%	0	2005
	14.236433	16.917366	18.83%	0	2004
	10.000000	14.236433	42.36%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.646138	15.592487	6.46%	0	2005
	13.837460	14.646138	5.84%	0	2004
	10.000000	13.837460	38.37%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.838727	10.479012	6.51%	0	2005
	10.000000	9.838727	-1.61%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.644906	15.275946	-2.36%	0	2005
	15.282977	15.644906	2.37%	0	2004
	10.000000	15.282977	52.83%	0	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.846894	10.591089	-2.36%	165	2005
	10.000000	10.846894	8.47%	166	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.845755	16.557753	4.49%	0	2005
	12.429469	15.845755	27.49%	0	2004
	10.000000	12.429469	24.29%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.218714	10.383839	1.62%	4,390	2005
	10.056798	10.218714	1.61%	1,723	2004
	10.000000	10.056798	0.57%	1,369	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.057226	11.240596	1.66%	0	2005
	10.737468	11.057226	2.98%	0	2004
	10.000000	10.737468	7.37%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.076800	12.417219	2.82%	4,728	2005
	11.453215	12.076800	5.44%	4,894	2004
	10.000000	11.453215	14.53%	1,448	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.170541	13.653042	3.66%	36,474	2005
	12.219426	13.170541	7.78%	12,465	2004
	10.000000	12.219426	22.19%	9,180	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.400446	15.172866	5.36%	29,067	2005
	13.055735	14.400446	10.30%	17,993	2004
	10.000000	13.055735	30.56%	1,376	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.400938	16.357271	6.21%	66	2005
	13.726044	15.400938	12.20%	438	2004
	10.000000	13.726044	37.26%	440	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.247149	15.365730	7.85%	1,354	2005
	12.567045	14.247149	13.37%	0	2004
	10.000000	12.567045	25.67%	0	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.828303	9.929517	1.03%	24,801	2005
	9.907723	9.828303	-0.80%	669	2004
	10.000000	9.907723	-0.92%	1,168	2003*

GVIT Gartmore GVIT Nationwide Fund®: Class II - Q/NQ	14.150175	14.904674	5.33%	7,773	2005
	13.128576	14.150175	7.78%	1,635	2004
	10.000000	13.128576	31.29%	1,625	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.466194	18.099172	9.92%	2,990	2005
	14.927789	16.466194	10.31%	1,641	2004
	10.000000	14.927789	49.28%	799	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.238833	17.863159	10.00%	0	2005
	13.752384	16.238833	18.08%	0	2004
	10.000000	13.752384	37.52%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.464644	12.613064	10.02%	771	2005
	10.000000	11.464644	14.65%	100	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.302727	17.983657	10.31%	4,251	2005
	14.315619	16.302727	13.88%	4,046	2004
	10.000000	14.315619	43.16%	3,935	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.307615	16.228647	6.02%	261	2005
	13.746313	15.307615	11.36%	37	2004
	10.000000	13.746313	37.46%	0	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.247126	19.466836	1.14%	828	2005
	16.718464	19.247126	15.12%	424	2004
	10.000000	16.718464	67.18%	0	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	17.128629	18.879084	10.22%	7,545	2005
	14.654395	17.128629	16.88%	3,980	2004
	10.000000	14.654395	46.54%	0	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.691383	16.051165	2.29%	5,363	2005
	13.619525	15.691383	15.21%	296	2004
	10.000000	13.619525	36.20%	316	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.440175	11.503052	0.55%	3,743	2005
	10.913127	11.440175	4.83%	548	2004
	10.000000	10.913127	9.13%	0	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.276441	13.006046	5.94%	349	2005
	11.520606	12.276441	6.56%	343	2004
	10.000000	11.520606	15.21%	334	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.457079	16.012813	10.76%	122	2005
	12.454292	14.457079	16.08%	122	2004
	10.000000	12.454292	24.54%	122	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.802152	21.815277	29.84%	0	2005
	14.386862	16.802152	16.79%	0	2004
	10.000000	14.386862	43.87%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.374522	14.776907	29.91%	0	2005
	10.000000	11.374522	13.75%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.067422	15.353585	9.14%	0	2005
	12.170561	14.067422	15.59%	0	2004
	10.000000	12.170561	21.71%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.524972	13.871721	2.56%	958	2005
	12.611711	13.524972	7.24%	293	2004
	10.000000	12.611711	26.12%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.802915	15.508758	4.77%	473	2005
	13.101256	14.802915	12.99%	270	2004
	10.000000	13.101256	31.01%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.912765	15.100041	1.26%	644	2005
	13.546314	14.912765	10.09%	0	2004
	10.000000	13.546314	35.46%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.625396	16.25%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.970148	9.952665	-0.18%	337	2005
	10.053922	9.970148	-0.83%	54	2004
	10.000000	10.053922	0.54%	54	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.342226	16.008068	11.61%	0	2005
	12.561301	14.342226	14.18%	0	2004
	10.000000	12.561301	25.61%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.538079	15.38%	71	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.646139	14.349244	5.15%	1,693	2005
	12.242250	13.646139	11.47%	0	2004
	10.000000	12.242250	22.42%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.311213	14.767643	3.19%	12,321	2005
	13.641397	14.311213	4.91%	10,911	2004
	10.000000	13.641397	36.41%	4,471	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.518744	12.927265	12.23%	26,692	2005
	10.000000	11.518744	15.19%	9,948	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.692814	19.858496	12.24%	0	2005
	15.125050	17.692814	16.98%	0	2004
	10.000000	15.125050	51.25%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.938142	12.986985	0.38%	1,138	2005
	12.092593	12.938142	6.99%	953	2004
	10.000000	12.092593	20.93%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	14.071167	14.641582	4.05%	4,539	2005
	13.101729	14.071167	7.40%	2,995	2004
	10.000000	13.101729	31.02%	1,143	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.708055	19.118454	7.96%	2,030	2005
	15.099793	17.708055	17.27%	602	2004
	10.000000	15.099793	51.00%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.439563	13.916589	3.55%	313	2005
	12.292191	13.439563	9.33%	177	2004
	10.000000	12.292191	22.92%	177	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.477008	15.983722	10.41%	0	2005
	12.661737	14.477008	14.34%	0	2004
	10.000000	12.661737	26.62%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.120096	12.605700	4.01%	0	2005
	11.726971	12.120096	3.35%	0	2004
	10.000000	11.726971	17.27%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.194685	11.95%	1,647	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.523778	5.24%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.020034	0.20%	4,176	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.349803	10.585324	2.28%	621	2005
	10.106459	10.349803	2.41%	0	2004
	10.000000	10.106459	1.06%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.617677	15.026650	10.35%	0	2005
	12.571945	13.617677	8.32%	0	2004
	10.000000	12.571945	25.72%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	18.071423	20.762036	14.89%	5,381	2005
	13.496647	18.071423	33.90%	2,873	2004
	10.000000	13.496647	34.97%	0	2003*

Additional Contract Options Elected (Total 1.65%)
(Variable account charges of 1.65% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.300376	15.865481	3.69%	75,084	2005
	14.035732	15.300376	9.01%	48,319	2004
	10.000000	14.035732	40.36%	10,612	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.333845	13.944319	4.58%	11,904	2005
	10.000000	13.333845	33.34%	7,466	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	13.934334	15.797013	13.37%	36,001	2004
	10.000000	13.934334	39.34%	4,520	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.656648	14.938598	9.39%	29,069	2004
	10.000000	13.656648	36.57%	13,538	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	14.760375	17.285895	17.11%	5,484	2004
	10.000000	14.760375	47.60%	1,843	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.436555	14.876592	10.72%	13,476	2004
	10.000000	13.436555	34.37%	12,720	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	12.954014	14.622677	12.88%	1,059	2004
	10.000000	12.954014	29.54%	6,600	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	10.000000	11.235831	12.36%	10,640	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.182961	11.83%	10,423	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.008019	14.148213	8.77%	37,170	2007
	10.000000	13.008019	30.08%	4,409	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.560360	15.227029	12.29%	167,481	2004
	10.000000	13.560360	35.60%	83,842	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.330208	13.30%	1,047	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.386599	10.808802	4.06%	90,036	2004
	10.000000	10.386599	3.87%	12,607	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	14.534647	17.423346	19.87%	46,388	2004
	10.000000	14.534647	45.35%	20,482	2003*

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	13.276956	14.409719	8.53%	159,889	2004
	10.000000	13.276956	32.77%	41,979	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.648103	13.036073	3.07%	46,811	2004
	10.000000	12.648103	26.48%	12,001	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.758382	15.025992	9.21%	3.557	2004
	10.000000	13.758382	37.58%	1,569	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.290443	14.313075	7.69%	3,075	2004
	10.000000	13.290443	32.90%	2,921	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.938731	13.630001	5.34%	1,828	2004
	10.000000	12.938731	29.39%	474	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.231557	10.396791	1.61%	78,008	2004
	10.000000	10.231557	2.32%	48,979	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.689096	14.975649	9.40%	177,047	2004
	10.000000	13.689096	36.89%	87,478	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.830954	14.027481	1.42%	108,253	2004
	10.000000	13.830954	38.31%	37,263	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	14.773707	16.464488	11.44%	14,621	2004
	10.000000	14.773707	47.74%	4,313	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.000000	11.010757	10.11%	26,228	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	13.348206	15.118116	13.26%	213,321	2004
	10.000000	13.348206	33.48%	43,680	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.289636	10.543870	2.47%	78,187	2004
	10.000000	10.289636	2.90%	16,612	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	14.317299	17.553083	22.60%	120,722	2004
	10.000000	14.317299	43.17%	11,573	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.616684	18.604251	11.96%	48,257	2004
	10.000000	16.616684	66.17%	11,209	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.677738	6.78%	5,817	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.983946	9.84%	2,352	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.191771	11.92%	9,973	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.366391	33.66%	24,515	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	13.159690	14.366106	9.17%	187,531	2004
	10.000000	13.159690	31.60%	18,723	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	13.383471	17.505456	21.71%	64,539	2004
	10.000000	13.383471	43.83%	39,139	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.664040	26.64%	10,924	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	13.745055	16.023099	16.57%	2,461	2004
	10.000000	13.745055	37.45%	4,074	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	10.000000	11.497838	14.98%	28,149	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.772731	-2.27%	18,738	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.915207	12.901837	8.28%	53,405	2004
	10.000000	11.915207	19.15%	14,150	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.425180	4.25%	47,868	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	16.673844	19.750194	18.45%	6,378	2004
	10.000000	16.673844	66.74%	4,656	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	10.000000	11.727649	17.28%	12,383	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	14.230107	16.901261	18.77%	1,620	2004
	10.000000	14.230107	42.30%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	13.831311	14.632191	5.79%	8,715	2004
	10.000000	13.831311	38.31%	6,977	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	10.000000	9.835422	-1.65%	13,892	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.276176	15.630001	2.32%	2,206	2004
	10.000000	15.276176	52.76%	2,344	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.000000	10.843249	8.43%	4,235	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	12.423943	15.830660	27.42%	0	2004
	10.000000	12.423943	24.24%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.052319	10.208975	1.56%	119,412	2004
	10.000000	10.052319	0.52%	52,971	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.732694	11.046699	2.93%	270,649	2004
	10.000000	10.732694	7.33%	9,220	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.448112	12.065285	5.39%	239,616	2004
	10.000000	11.448112	14.48%	72,742	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.213989	13.157999	7.73%	935,197	2004
	10.000000	12.213989	22.14%	190,127	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.049930	14.386732	10.24%	1,369,536	2004
	10.000000	13.049930	30.50%	231,458	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	13.719936	15.386263	12.15%	630,449	2004
	10.000000	13.719936	37.20%	46,692	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	12.562778	14.235076	13.31%	54,875	2004
	10.000000	12.562778	25.63%	5,463	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.903114	9.818741	-0.85%	262,331	2004
	10.000000	9.903114	-0.97%	153,250	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	13.122737	14.136709	7.73%	45,021	2004
	10.000000	13.122737	31.23%	8,475	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.921160	16.450514	10.25%	19,897	2004
	10.000000	14.921160	49.21%	8,049	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	13.747723	16.225077	18.02%	3,028	2004
	10.000000	13.747723	37.48%	1,174	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	10.000000	11.460775	14.61%	16,664	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	14.309252	16.287185	13.82%	85,444	2004
	10.000000	14.309252	43.09%	23,878	2003*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	13.740197	15.293035	11.30%	18,251	2004
	10.000000	13.740197	37.40%	10,106	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	16.711034	19.228790	15.07%	37,897	2004
	10.000000	16.711034	67.11%	13,323	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Company Fund: Class II - Q/NQ	14.647889	17.112344	16.82%	44,778	2004
	10.000000	14.647889	46.48%	3,678	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	13.613463	15.676431	15.15%	44,146	2004
	10.000000	13.613463	36.13%	4,281	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	10.908261	11.429252	4.78%	37,563	2004
	10.000000	10.908261	9.08%	25,732	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.515483	12.264747	6.51%	12,179	2004
	10.000000	11.515483	15.15%	10,745	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	12.448743	14.443288	16.02%	21,645	2004
	10.000000	12.448743	24.49%	9,027	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	14.380462	16.786144	16.73%	1,985	2004
	10.000000	14.380462	43.80%	1,171	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	10.000000	11.370699	13.71%	349	2004*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	12.166439	14.055507	15.53%	640	2004
	10.000000	12.166439	21.66%	257	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	12.606092	13.512077	7.19%	37,019	2004
	10.000000	12.606092	26.06%	10,081	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.095420	14.788799	12.93%	18,198	2004
	10.000000	13.095420	30.95%	4,237	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.540292	14.898556	10.03%	6,677	2004
	10.000000	13.540292	35.40%	174	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.621495	16.21%	11,647	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	10.049442	9.960634	-0.88%	66,877	2004
	10.000000	10.049442	0.49%	20,862	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	12.554923	14.327655	14.12%	13,213	2004
	10.000000	12.554923	25.55%	10,704	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.534192	15.34%	10,500	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	12.238102	13.634572	11.41%	29,543	2004
	10.000000	12.238102	22.38%	3,640	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	13.635328	14.297573	4.86%	97,247	2004
	10.000000	13.635328	36.35%	23,063	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	10.000000	11.514872	15.15%	70,389	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	15.118336	17.675988	16.92%	28,664	2004
	10.000000	15.118336	51.18%	26,609	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.087210	13.925822	6.94%	37,301	2004
	10.000000	12.087210	20.87%	10,808	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.095891	14.057759	7.34%	70,512	2004
	10.000000	13.095891	30.96%	31,629	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	15.093088	17.691186	17.21%	14,939	2004
	10.000000	15.093088	50.93%	4,084	2003*

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	12.288020	13.428187	9.28%	15,630	2004
	10.000000	12.288020	22.88%	3,267	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	12.657435	14.464749	14.28%	4,160	2004
	10.000000	12.657435	26.57%	2,591	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.722996	12.109833	3.30%	24,371	2004
	10.000000	11.722996	17.23%	2,096	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.190908	11.91%	3,402	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.520229	5.20%	37,461	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.016659	0.17%	15,184	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.103021	10.341028	2.36%	20,271	2004
	10.000000	10.103021	1.03%	1,590	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	12.565569	13.603850	8.26%	2,269	2004
	10.000000	12.565569	25.66%	1,942	2003*

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	13.489811	18.053101	33.83%	49,706	2004
	10.000000	13.489811	34.90%	17,156	2003*

Additional Contract Options Elected (Total 1.70%)
(Variable account charges of 1.70% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.285794	15.842324	3.64%	1,556	2005
	14.029489	15.285794	8.95%	662	2004
	10.000000	14.029489	40.29%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.931024	14.869670	6.74%	810	2005
	13.327906	13.931024	4.53%	811	2004
	10.000000	13.327906	33.28%	677	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.781943	16.952019	7.41%	1,853	2005
	13.928124	15.781943	13.31%	986	2004
	10.000000	13.928124	39.28%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.924373	15.345688	2.82%	1,252	2005
	13.650578	14.924373	9.33%	1,252	2004
	10.000000	13.650578	36.51%	1,436	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.269419	18.102480	4.82%	342	2005
	14.753808	17.269419	17.05%	0	2004
	10.000000	14.753808	47.54%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.862410	15.270469	2.75%	1,802	2005
	13.430573	14.862410	10.66%	1,914	2004
	10.000000	13.430573	34.31%	1,732	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.608746	16.243360	11.19%	0	2005
	12.948252	14.608746	12.82%	0	2004
	10.000000	12.948252	29.48%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.232049	12.474122	11.06%	0	2005
	10.000000	11.232049	12.32%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.179195	11.79%	829	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.134733	14.169510	0.25%	3,036	2005
	13.002232	14.134733	8.71%	1,576	2004
	10.000000	13.002232	30.02%	1,114	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.212510	15.680601	3.08%	3,900	2005
	13.554322	15.212510	12.23%	2,894	2004
	10.000000	13.554322	35.54%	2,562	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.326390	13.26%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.797814	10.780625	-0.16%	2,401	2005
	10.381319	10.797814	4.01%	1,683	2004
	10.000000	10.381319	3.81%	763	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.406733	18.349446	5.42%	1,183	2005
	14.528180	17.406733	19.81%	648	2004
	10.000000	14.528180	45.28%	542	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.395982	14.779410	2.66%	1,746	2005
	13.271042	14.395982	8.48%	2,961	2004
	10.000000	13.271042	32.71%	1,748	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.023645	13.330040	2.35%	3,081	2005
	12.642473	13.023645	3.02%	1,655	2004
	10.000000	12.642473	26.42%	1,157	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	15.011664	15.577163	3.77%	0	2005
	13.752253	15.011664	9.16%	0	2004
	10.000000	13.752253	37.52%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.299453	14.728439	3.00%	0	2005
	13.284540	14.299453	7.64%	0	2004
	10.000000	13.284540	32.85%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.617010	13.613103	-0.03%	0	2005
	12.932963	13.617010	5.29%	0	2004
	10.000000	12.932963	29.33%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.386894	10.311577	-0.73%	566	2005
	10.227007	10.386894	1.56%	0	2004
	10.000000	10.227007	2.27%	3,771	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.961372	15.527052	3.78%	9,743	2005
	13.683001	14.961372	9.34%	7,407	2004
	10.000000	13.683001	36.83%	4,783	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.014115	14.534623	3.71%	6,054	2005
	13.824807	14.014115	1.37%	2,587	2004
	10.000000	13.824807	38.25%	1,178	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.448793	19.207179	16.77%	0	2005
	14.767132	16.448793	11.39%	0	2004
	10.000000	14.767132	47.67%	1,844	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.007058	12.848462	16.73%	5,463	2005
	10.000000	11.007058	10.07%	797	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.103695	17.319436	14.67%	11,856	2005
	13.342259	15.103695	13.20%	3,390	2004
	10.000000	13.342259	33.42%	1,611	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.533806	10.551419	0.17%	4,641	2005
	10.285049	10.533806	2.42%	4,198	2004
	10.000000	10.285049	2.85%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.536354	20.344994	16.02%	4,157	2005
	14.310920	17.536354	22.54%	2,171	2004
	10.000000	14.310920	43.11%	194	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.586546	18.714880	0.69%	611	2005
	16.609312	18.586546	11.90%	577	2004
	10.000000	16.609312	66.09%	506	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.674147	6.74%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.980252	9.80%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.188000	11.88%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.361898	33.62%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.352427	14.592554	1.67%	5,841	2005
	13.153838	14.352427	9.11%	4,132	2004
	10.000000	13.153838	31.54%	3,355	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.488770	18.699566	6.92%	1,109	2005
	14.377069	17.488770	21.64%	825	2004
	10.000000	14.377069	43.77%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.659782	26.60%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	16.007833	17.336712	8.30%	1,454	2005
	13.738938	16.007833	16.51%	1,563	2004
	10.000000	13.738938	37.39%	1,931	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.493980	12.444050	8.27%	1,857	2005
	10.000000	11.493980	14.94%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.769439	-2.31%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.889538	12.972635	0.64%	7,269	2005
	11.909907	12.889538	8.23%	8,165	2004
	10.000000	11.909907	19.10%	3,712	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.421681	4.22%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.731390	25.668285	30.09%	0	2005
	16.666436	19.731390	18.39%	0	2004
	10.000000	16.666436	66.66%	172	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.723703	15.269326	30.24%	736	2005
	10.000000	11.723703	17.24%	526	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.885141	18.389335	8.91%	0	2005
	14.223768	16.885141	18.71%	0	2004
	10.000000	14.223768	42.24%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.618242	15.547017	6.35%	0	2005
	13.825156	14.618242	5.74%	0	2004
	10.000000	13.825156	38.25%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.832124	10.461370	6.40%	0	2005
	10.000000	9.832124	-1.68%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.615119	15.231396	-2.46%	0	2005
	15.269390	15.615119	2.26%	0	2004
	10.000000	15.269390	52.69%	169	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.839607	10.573230	-2.46%	855	2005
	10.000000	10.839607	8.40%	552	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.815578	16.509476	4.39%	0	2005
	12.418412	15.815578	27.36%	0	2004
	10.000000	12.418412	24.18%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.199242	10.353547	1.51%	4,830	2005
	10.047839	10.199242	1.51%	4,297	2004
	10.000000	10.047839	0.48%	3,814	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.036156	11.207819	1.56%	6,834	2005
	10.727911	11.036156	2.87%	6,835	2004
	10.000000	10.727911	7.28%	1,588	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.053788	12.380997	2.71%	7,737	2005
	11.443024	12.053788	5.34%	6,856	2004
	10.000000	11.443024	14.43%	4,279	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.145442	13.613200	3.56%	31,101	2005
	12.208544	13.145442	7.67%	30,286	2004
	10.000000	12.208544	22.09%	12,542	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.373021	15.128634	5.26%	3,527	2005
	13.044111	14.373021	10.19%	2,473	2004
	10.000000	13.044111	30.44%	1,301	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.371603	16.309572	6.10%	1,873	2005
	13.713835	15.371603	12.09%	1,429	2004
	10.000000	13.713835	37.14%	0	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.223018	15.324161	7.74%	358	2005
	12.558517	14.223018	13.25%	363	2004
	10.000000	12.558517	25.59%	125	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.809182	9.900155	0.93%	4,562	2005
	9.898507	9.809182	-0.90%	0	2004
	10.000000	9.898507	-1.01%	11,255	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.123216	14.861207	5.23%	0	2005
	13.116888	14.123216	7.67%	0	2004
	10.000000	13.116888	31.17%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.434862	18.046440	9.81%	195	2005
	14.914523	16.434862	10.19%	124	2004
	10.000000	14.914523	49.15%	0	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.211333	17.814837	9.89%	0	2005
	13.743055	16.211333	17.96%	0	2004
	10.000000	13.743055	37.43%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.456941	12.591824	9.91%	2,697	2005
	10.000000	11.456941	14.57%	1,950	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.271674	17.931223	10.20%	1,820	2005
	14.302891	16.271674	13.76%	956	2004
	10.000000	14.302891	43.03%	1,061	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.278441	16.181325	5.91%	409	2005
	13.734078	15.278441	11.42%	882	2004
	10.000000	13.734078	37.34%	496	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.210467	19.410077	1.04%	3,887	2005
	16.703594	19.210467	15.01%	1,590	2004
	10.000000	16.703594	67.04%	1,345	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	17.096036	18.824087	10.11%	1,899	2005
	14.641372	17.096036	16.77%	1,190	2004
	10.000000	14.641372	46.41%	879	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.661506	16.004374	2.19%	83	2005
	13.607406	15.661506	15.10%	0	2004
	10.000000	13.607406	36.07%	0	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.418383	11.469514	0.45%	4,884	2005
	10.903410	11.418383	4.72%	0	2004
	10.000000	10.903410	9.03%	0	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.253040	12.968104	5.84%	0	2005
	11.510347	12.253040	6.45%	0	2004
	10.000000	11.510347	15.10%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.429549	15.966132	10.65%	0	2005
	12.443207	14.429549	15.96%	0	2004
	10.000000	12.443207	24.43%	128	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.770150	21.751682	29.70%	0	2005
	14.374069	16.770150	16.67%	0	2004
	10.000000	14.374069	43.74%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.366872	14.752026	29.78%	0	2005
	10.000000	11.366872	13.67%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.043607	15.312069	9.03%	0	2005
	12.162319	14.043607	15.47%	0	2004
	10.000000	12.162319	21.62%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.499205	13.831269	2.46%	0	2005
	12.600490	13.499205	7.13%	0	2004
	10.000000	12.600490	26.00%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.774696	15.463522	4.66%	2,320	2005
	13.089582	14.774696	12.87%	2,320	2004
	10.000000	13.089582	30.90%	1,330	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.884370	15.056025	1.15%	0	2005
	13.534262	14.884370	9.98%	0	2004
	10.000000	13.534262	35.34%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.617583	16.18%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.951131	9.923615	-0.28%	2,700	2005
	10.044958	9.951131	-0.93%	545	2004
	10.000000	10.044958	0.45%	545	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.313092	15.959385	11.50%	195	2005
	12.548541	14.313092	14.06%	168	2004
	10.000000	12.548541	25.49%	1,346	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.530309	15.30%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.623033	14.310433	5.05%	0	2005
	12.233952	13.623033	11.35%	0	2004
	10.000000	12.233952	22.34%	129	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.283954	14.724578	3.08%	3,456	2005
	13.629267	14.283954	4.80%	2,295	2004
	10.000000	13.629267	36.29%	2,467	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.511004	12.905485	12.11%	4,581	2005
	10.000000	11.511004	15.11%	2,010	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.659123	19.800617	12.13%	672	2005
	15.111597	17.659123	16.86%	872	2004
	10.000000	15.111597	51.12%	1,015	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.913506	12.949106	0.28%	3,088	2005
	12.081836	12.913506	6.88%	1,576	2004
	10.000000	12.081836	20.82%	1,830	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	14.044359	14.598881	3.95%	3,457	2005
	13.090067	14.044359	7.29%	3,159	2004
	10.000000	13.090067	30.90%	2,787	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.674345	19.062727	7.86%	332	2005
	15.086384	17.674345	17.15%	0	2004
	10.000000	15.086384	50.86%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.416801	13.878937	3.44%	0	2005
	12.283848	13.416801	9.22%	0	2004
	10.000000	12.283848	22.84%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.452492	15.940489	10.30%	0	2005
	12.653145	14.452492	14.22%	0	2004
	10.000000	12.653145	26.53%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.099565	12.571599	3.90%	0	2005
	11.719017	12.099565	3.25%	0	2004
	10.000000	11.719017	17.19%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.187144	11.87%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.516692	5.17%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.013281	0.13%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.332268	10.556674	2.17%	0	2005
	10.099592	10.332268	2.30%	0	2004
	10.000000	10.099592	1.00%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.590037	14.980954	10.23%	0	2005
	12.559190	13.590037	8.21%	0	2004
	10.000000	12.559190	25.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	18.034774	20.698940	14.77%	3,645	2005
	13.482966	18.034774	33.76%	2,615	2004
	10.000000	13.482966	34.83%	0	2003*

Additional Contract Options Elected (Total 1.75%)
(Variable account charges of 1.75% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.271213	15.819192	3.59%	23,023	2005
	14.023243	15.271213	8.90%	14,087	2004
	10.000000	14.023243	40.23%	125	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.917742	14.847962	6.68%	8,917	2005
	13.321974	13.917742	4.47%	499	2004
	10.000000	13.321974	33.22%	506	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.766901	16.927273	7.36%	20,884	2005
	13.921930	15.766901	13.25%	7,398	2004
	10.000000	13.921930	39.22%	266	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.910135	15.323276	2.77%	4,266	2005
	13.644490	14.910135	9.28%	3,583	2004
	10.000000	13.644490	36.44%	1,233	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.252945	18.076044	4.77%	0	2005
	14.747238	17.252945	16.99%	0	2004
	10.000000	14.747238	47.47%	909	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.848231	15.248165	2.69%	2,591	2005
	13.424590	14.848231	10.60%	2,931	2004
	10.000000	13.424590	34.25%	2,412	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.594814	16.219636	11.13%	0	2005
	12.942484	14.594814	12.77%	0	2004
	10.000000	12.942484	29.42%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.228277	12.463621	11.00%	5,833	2005
	10.000000	11.228277	12.28%	4,405	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.175422	11.75%	11,249	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.121250	14.148820	0.20%	18,417	2005
	12.996439	14.121250	8.65%	10,089	2004
	10.000000	12.996439	29.96%	3,672	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.198000	15.657686	3.02%	92,726	2005
	13.548279	15.198000	12.18%	18,179	2004
	10.000000	13.548279	35.48%	3,970	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.322577	13.23%	7,193	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.786832	10.764197	-0.21%	50,960	2005
	10.376039	10.786832	3.96%	14,769	2004
	10.000000	10.376039	3.76%	1,503	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.390155	18.322676	5.36%	17,360	2005
	14.521723	17.390155	9.75%	6,977	2004
	10.000000	14.521723	45.22%	1,448	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.382267	14.757838	2.61%	101,484	2005
	13.265137	14.382267	8.42%	32,788	2004
	10.000000	13.265137	32.65%	5,051	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	13.011223	13.310580	2.30%	19,961	2005
	12.636845	13.011223	2.96%	15,360	2004
	10.000000	12.636845	26.37%	2,765	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.997346	15.554423	3.71%	0	2005
	13.746125	14.997346	9.10%	0	2004
	10.000000	13.746125	37.46%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.285809	14.706920	2.95%	0	2005
	13.278623	14.285809	7.59%	0	2004
	10.000000	13.278623	32.79%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.604024	13.593219	-0.08%	208	2005
	12.927207	13.604024	5.24%	208	2004
	10.000000	12.927207	29.27%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.376971	10.296493	-0.78%	36,032	2005
	10.222441	10.376971	1.51%	6,511	2004
	10.000000	10.222441	2.22%	4,968	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.947116	15.504390	3.73%	109,555	2005
	13.676909	14.947116	9.29%	40,172	2004
	10.000000	13.676909	36.77%	7,155	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	14.000748	14.513399	3.66%	41,727	2005
	13.818654	14.000748	1.32%	18,307	2004
	10.000000	13.818654	38.19%	704	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.433121	19.179150	16.71%	0	2005
	14.760564	16.433121	11.33%	0	2004
	10.000000	14.760564	47.61%	1,138	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	11.003353	12.837627	16.67%	11,092	2005
	10.000000	11.003353	10.03%	14,132	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.089314	17.294168	14.61%	210,260	2005
	13.336337	15.089314	13.14%	39,557	2004
	10.000000	13.336337	33.36%	4,646	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.523767	10.536024	0.12%	138,121	2005
	10.280466	10.523767	2.37%	38,171	2004
	10.000000	10.280466	2.80%	5,688	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.519636	20.315297	15.96%	115,521	2005
	14.304553	17.519636	22.48%	24,929	2004
	10.000000	14.304553	43.05%	5,180	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.568815	18.687545	0.64%	15,796	2005
	16.601913	18.568815	11.85%	1,215	2004
	10.000000	16.601913	66.02%	977	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.670550	6.71%	102,229	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.976545	9.77%	282,815	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.184232	11.84%	74,240	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.357393	33.57%	5,399	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.338735	14.571240	1.62%	94,585	2005
	13.147979	14.338735	9.06%	25,530	2004
	10.000000	13.147979	31.48%	1,677	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.472125	18.672305	6.87%	16,851	2005
	14.370679	17.472125	21.58%	9,432	2004
	10.000000	14.370679	43.71%	161	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.655507	26.56%	3,401	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.992577	17.311415	8.25%	0	2005
	13.732826	15.992577	16.46%	0	2004
	10.000000	13.732826	37.33%	1,375	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.490111	12.433552	8.21%	66,825	2005
	10.000000	11.490111	14.90%	2,918	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.766142	-2.34%	475	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.877246	12.953685	0.59%	4,498	2005
	11.904593	12.877246	8.17%	5,041	2004
	10.000000	11.904593	19.05%	2,326	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.418162	4.18%	9,390	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.712603	25.630840	30.02%	0	2005
	16.659025	19.712603	18.33%	0	2004
	10.000000	16.659025	66.59%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.719770	15.256471	30.18%	13,835	2005
	10.000000	11.719770	17.20%	4,302	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.869048	18.362497	8.85%	0	2005
	14.217426	16.869048	18.65%	0	2004
	10.000000	14.217426	42.17%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.604297	15.524310	6.30%	0	2005
	13.818993	14.604297	5.68%	0	2004
	10.000000	13.818993	38.19%	332	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.828804	10.452532	6.35%	8,528	2005
	10.000000	9.828804	-1.71%	2,790	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.600234	15.209158	-2.51%	0	2005
	15.262596	15.600234	2.21%	0	2004
	10.000000	15.262596	52.63%	0	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.835965	10.564328	-2.51%	1,118	2005
	10.000000	10.835965	8.36%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.800508	16.485381	4.33%	0	2005
	12.412884	15.800508	27.29%	0	2004
	10.000000	12.412884	24.13%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.189502	10.338406	1.46%	144,273	2005
	10.043359	10.189502	1.46%	34,331	2004
	10.000000	10.043359	0.43%	5,873	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.025641	11.191464	1.50%	92,940	2005
	10.723133	11.025641	2.82%	8,492	2004
	10.000000	10.723133	7.23%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.042290	12.362921	2.66%	282,652	2005
	11.437925	12.042290	5.28%	55,855	2004
	10.000000	11.437925	14.38%	21,201	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.132916	13.593344	3.51%	1,068,077	2005
	12.203108	13.132916	7.62%	340,665	2004
	10.000000	12.203108	22.03%	112,543	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.359307	15.106544	5.20%	1,860,069	2005
	13.038300	14.359307	10.13%	373,062	2004
	10.000000	13.038300	30.38%	62,954	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.356948	16.285762	6.05%	1,129,280	2005
	13.707728	15.356948	12.03%	200,581	2004
	10.000000	13.707728	37.08%	29,729	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.210960	15.303416	7.69%	88,925	2005
	12.554261	14.210960	13.20%	8,928	2004
	10.000000	12.554261	25.54%	350	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.799630	9.885496	0.88%	324,292	2005
	9.893901	9.799630	-0.95%	100,651	2004
	10.000000	9.893901	-1.06%	12,421	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.109763	14.839520	5.17%	110,815	2005
	13.111059	14.109763	7.62%	2,737	2004
	10.000000	13.111059	31.11%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.419196	18.020086	9.75%	22,701	2005
	14.907895	16.419196	10.14%	1,013	2004
	10.000000	14.907895	49.08%	0	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.197590	17.790715	9.84%	0	2005
	13.738380	16.197590	17.90%	738	2004
	10.000000	13.738380	37.38%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.453079	12.581194	9.85%	72,966	2005
	10.000000	11.453079	14.53%	14,202	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.256166	17.905052	10.14%	46,641	2005
	14.296525	16.256166	13.71%	11,994	2004
	10.000000	14.296525	42.97%	4,004	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.263895	16.157720	5.86%	13,780	2005
	13.727977	15.263895	11.19%	3.725	2004
	10.000000	13.727977	37.28%	0	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.192160	19.381755	0.99%	12,370	2005
	16.696167	19.192160	14.95%	8,821	2004
	10.000000	16.696167	66.96%	383	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	17.079751	18.796627	10.05%	25,088	2005
	14.634859	17.079751	16.71%	6,640	2004
	10.000000	14.634859	46.35%	435	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.646565	15.981000	2.14%	99,154	2005
	13.601345	15.646565	15.04%	7,840	2004
	10.000000	13.601345	36.01%	472	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.407467	11.452724	0.40%	16,199	2005
	10.898535	11.407467	4.67%	8,216	2004
	10.000000	10.898535	8.99%	199	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.241351	12.949158	5.78%	4,072	2005
	11.505218	12.241351	6.40%	4,360	2004
	10.000000	11.505218	15.05%	3,332	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.415779	15.942807	10.59%	3,101	2005
	12.437665	14.415779	15.90%	3,101	2004
	10.000000	12.437665	24.38%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.754159	21.719936	29.64%	0	2005
	14.367666	16.754159	16.61%	0	2004
	10.000000	14.367666	43.68%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.363048	14.739596	29.72%	0	2005
	10.000000	11.363048	13.63%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.031702	15.291335	8.98%	0	2005
	12.158184	14.031702	15.41%	0	2004
	10.000000	12.158184	21.58%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.486320	13.811057	2.41%	22,790	2005
	12.594868	13.486320	7.08%	12,225	2004
	10.000000	12.594868	25.95%	2,483	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.760636	15.440964	4.61%	27,025	2005
	13.083772	14.760636	12.82%	13,049	2004
	10.000000	13.083772	30.84%	2,640	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.870180	15.034039	1.10%	6,282	2005
	13.528240	14.870180	9.92%	5,093	2004
	10.000000	13.528240	35.28%	193	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.613662	16.14%	90,006	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.941633	9.909111	-0.33%	78,096	2005
	10.040481	9.941633	-0.98%	40,815	2004
	10.000000	10.040481	0.40%	16,097	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.298544	15.935082	11.45%	1,887	2005
	12.542169	14.298544	14.00%	1,903	2004
	10.000000	12.542169	25.42%	1,571	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.526436	15.26%	16,335	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.611475	14.291049	4.99%	188,160	2005
	12.229791	13.611475	11.30%	54,685	2004
	10.000000	12.229791	22.30%	1,358	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.270341	14.703095	3.03%	36,372	2005
	13.623204	14.270341	4.75%	14,484	2004
	10.000000	13.623204	36.23%	1,528	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.507127	12.894589	12.06%	45,573	2005
	10.000000	11.507127	15.07%	23,213	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.642303	19.771731	12.07%	1,125	2005
	15.104878	17.642303	16.80%	1,172	2004
	10.000000	15.104878	51.05%	1,864	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.901188	12.930195	0.22%	7,635	2005
	12.076446	12.901188	6.83%	3,582	2004
	10.000000	12.076446	20.76%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	14.030984	14.577583	3.90%	122,557	2005
	13.084249	14.030984	7.24%	10,382	2004
	10.000000	13.084249	30.84%	1,423	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.657508	19.034924	7.80%	15,427	2005
	15.079668	17.657508	17.09%	717	2004
	10.000000	15.079668	50.80%	301	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.405421	13.860142	3.39%	4,313	2005
	12.279684	13.405421	9.17%	1,827	2004
	10.000000	12.279684	22.80%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.440241	15.918898	10.24%	0	2005
	12.648853	14.440241	14.16%	1,145	2004
	10.000000	12.648853	26.49%	1,144	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.089308	12.554562	3.85%	620	2005
	11.715038	12.089308	3.19%	357	2004
	10.000000	11.715038	17.15%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.183366	11.83%	11,887	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.513147	5.13%	47,270	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.009904	0.10%	3,887	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.323495	10.542363	2.12%	65,030	2005
	10.096155	10.323495	2.25%	955	2004
	10.000000	10.096155	0.96%	695	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.576214	14.958123	10.18%	0	2005
	12.552802	13.576214	8.15%	0	2004
	10.000000	12.552802	25.53%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	18.016422	20.667393	14.71%	36,497	2005
	13.476102	18.016422	33.69%	19,591	2004
	10.000000	13.476102	34.76%	0	2003*

Additional Contract Options Elected (Total 1.80%)
(Variable account charges of 1.80% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.256637	15.796069	3.54%	8,270	2005
	14.016990	15.256637	8.84%	7,912	2004
	10.000000	14.016990	40.17%	2,656	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.904454	14.826256	6.63%	2,662	2005
	13.316033	13.904454	4.42%	2,662	2004
	10.000000	13.316033	33.16%	2,808	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.751883	16.902567	7.31%	1,672	2005
	13.915742	15.751883	13.19%	1,630	2004
	10.000000	13.915742	39.16%	813	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.895904	15.300880	2.72%	2,255	2005
	13.638413	14.895904	9.22%	2,292	2004
	10.000000	13.638413	36.38%	932	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.236512	18.049671	4.72%	433	2005
	14.740687	17.236512	16.93%	123	2004
	10.000000	14.740687	47.41%	472	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.834062	15.225883	2.64%	6,189	2005
	13.418600	14.834062	10.55%	6,377	2004
	10.000000	13.418600	34.19%	4,098	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.580903	16.195948	11.08%	472	2005
	12.936733	14.580903	12.71%	472	2004
	10.000000	12.936733	29.37%	393	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.224493	12.453106	10.95%	2,115	2005
	10.000000	11.224493	12.24%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.171661	11.72%	855	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.107788	14.128155	0.14%	4,399	2005
	12.990651	14.107788	8.60%	3,598	2004
	10.000000	12.990651	29.91%	692	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.183516	15.634840	2.97%	11,511	2005
	13.542256	15.183516	12.12%	7,072	2004
	10.000000	13.542256	35.42%	2,656	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.318754	13.19%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.775856	10.747787	-0.26%	9,506	2005
	10.370757	10.775856	3.91%	7,143	2004
	10.000000	10.370757	3.71%	1,538	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.373568	18.295913	5.31%	2,659	2005
	14.515251	17.373568	19.69%	1,953	2004
	10.000000	14.515251	45.15%	350	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.368549	14.736279	2.56%	11,251	2005
	13.259231	14.368549	8.37%	9,556	2004
	10.000000	13.259231	32.59%	8,305	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.998806	13.291141	2.25%	4,909	2005
	12.631214	12.998806	2.91%	5,002	2004
	10.000000	12.631214	26.31%	1,222	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.983039	15.531693	3.66%	322	2005
	13.740007	14.983039	9.05%	334	2004
	10.000000	13.740007	37.40%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.272175	14.685424	2.90%	282	2005
	13.272703	14.272175	7.53%	282	2004
	10.000000	13.272703	32.73%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.591048	13.573366	-0.13%	0	2005
	12.921451	13.591048	5.18%	96	2004
	10.000000	12.921451	29.21%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.367069	10.281448	-0.83%	13,153	2005
	10.217883	10.367069	1.46%	10,259	2004
	10.000000	10.217883	2.18%	3,653	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.932866	15.481737	3.68%	20,609	2005
	13.670820	14.932866	9.23%	19,051	2004
	10.000000	13.670820	36.71%	10,659	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.987398	14.492214	3.61%	6,619	2005
	13.812504	13.987398	1.27%	6,705	2004
	10.000000	13.812504	38.13%	4,247	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.417462	19.151163	16.65%	1,062	2005
	14.753996	16.417462	11.27%	1,130	2004
	10.000000	14.753996	47.54%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.999651	12.826808	16.61%	2,700	2005
	10.000000	10.999651	10.00%	32	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.074909	17.268897	14.55%	20,848	2005
	13.330385	15.074909	13.09%	12,891	2004
	10.000000	13.330385	33.30%	2,136	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.513713	10.520620	0.07%	16,856	2005
	10.275874	10.513713	2.31%	10,293	2004
	10.000000	10.275874	2.76%	3,803	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.502931	20.285633	15.90%	6,905	2005
	14.298178	17.502931	22.41%	4,388	2004
	10.000000	14.298178	42.98%	1,650	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.551112	18.660266	0.59%	5,692	2005
	16.594524	18.551112	11.79%	5,564	2004
	10.000000	16.594524	65.95%	1,662	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.666944	6.67%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.972836	9.73%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.180460	11.80%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.352901	33.53%	283	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.325045	14.549945	1.57%	14,581	2005
	13.142118	14.325045	9.00%	8,717	2004
	10.000000	13.142118	31.42%	3,944	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.455454	18.645032	6.81%	3,645	2005
	14.364281	17.455454	21.52%	1,160	2004
	10.000000	14.364281	43.64%	341	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.651246	26.51%	782	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.977318	17.286118	8.19%	4,489	2005
	13.726705	15.977318	16.40%	5,060	2004
	10.000000	13.726705	37.27%	1,184	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.486259	12.423072	8.16%	1,180	2005
	10.000000	11.486259	14.86%	1,068	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.762850	-2.37%	5,977	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.864955	12.934751	0.54%	4,601	2005
	11.899285	12.864955	8.12%	5,525	2004
	10.000000	11.899285	18.99%	2,562	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.414642	4.15%	4,046	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.693802	25.593427	29.96%	589	2005
	16.651616	19.693802	18.27%	589	2004
	10.000000	16.651616	66.52%	262	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.715831	15.243606	30.11%	1,068	2005
	10.000000	11.715831	17.16%	862	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.852973	18.335686	8.80%	0	2005
	14.211109	16.852973	18.59%	232	2004
	10.000000	14.211109	42.11%	232	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.590363	15.501628	6.25%	986	2005
	13.812834	14.590363	5.63%	1,199	2004
	10.000000	13.812834	38.13%	1,082	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.825503	10.443718	6.29%	1,034	2005
	10.000000	9.825503	-1.74%	1,038	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.585378	15.186972	-2.56%	536	2005
	15.255822	15.585378	2.16%	753	2004
	10.000000	15.255822	52.56%	753	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.832314	10.555400	-2.56%	307	2005
	10.000000	10.832314	8.32%	309	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.785444	16.461313	4.28%	0	2005
	12.407351	15.785444	27.23%	0	2004
	10.000000	12.407351	24.07%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.179763	10.323283	1.41%	17,955	2005
	10.038872	10.179763	1.40%	16,152	2004
	10.000000	10.038872	0.39%	2,736	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.015097	11.175080	1.45%	1,226	2005
	10.718341	11.015097	2.77%	1,328	2004
	10.000000	10.718341	7.18%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.030792	12.344849	2.61%	6,937	2005
	11.432830	12.030792	5.23%	2,814	2004
	10.000000	11.432830	14.33%	1,813	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.120388	13.573482	3.45%	27,247	2005
	12.197676	13.120388	7.56%	22,429	2004
	10.000000	12.197676	21.98%	6,558	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.345619	15.084471	5.15%	73,196	2005
	13.032501	14.345619	10.08%	65,562	2004
	10.000000	13.032501	30.33%	16,314	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.342293	16.261968	5.99%	272	2005
	13.701620	15.342293	11.97%	110	2004
	10.000000	13.701620	37.02%	0	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.198902	15.282670	7.63%	2,419	2005
	12.550000	14.198902	13.14%	1,640	2004
	10.000000	12.550000	25.50%	558	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.790082	9.870853	0.83%	13,119	2005
	9.889293	9.790082	-1.00%	4,311	2004
	10.000000	9.889293	-1.11%	1,395	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.096285	14.817828	5.12%	0	2005
	13.105211	14.096285	7.56%	0	2004
	10.000000	13.105211	31.05%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.403535	17.993773	9.69%	4,406	2005
	14.901257	16.403535	10.08%	2,794	2004
	10.000000	14.901257	49.01%	1,691	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.183856	17.766611	9.78%	86	2005
	13.733726	16.183856	17.48%	122	2004
	10.000000	13.733726	37.34%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.449228	12.570579	9.79%	2,331	2005
	10.000000	11.449228	14.49%	287	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.240650	17.878889	10.09%	7,251	2005
	14.290151	16.240650	13.65%	4,486	2004
	10.000000	14.290151	42.90%	1,415	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.249341	16.134121	5.80%	1,732	2005
	13.721857	15.249341	11.13%	1,465	2004
	10.000000	13.721857	37.22%	317	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.173862	19.353450	0.94%	6,659	2005
	16.688734	19.173862	14.89%	6,098	2004
	10.000000	16.688734	66.89%	2,559	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	17.063461	18.769168	10.00%	2,729	2005
	14.628336	17.063461	16.65%	2,036	2004
	10.000000	14.628336	46.28%	784	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.631642	15.957644	2.09%	4,050	2005
	13.595292	15.631642	14.98%	735	2004
	10.000000	13.595292	35.95%	269	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.396583	11.436003	0.35%	15,432	2005
	10.893681	11.396583	4.62%	14,882	2004
	10.000000	10.893681	8.94%	2,599	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.229660	12.930226	5.73%	2,211	2005
	11.500087	12.229660	6.34%	1,596	2004
	10.000000	11.500087	15.00%	1,299	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.402045	15.919551	10.54%	571	2005
	12.432126	14.402045	15.85%	571	2004
	10.000000	12.432126	24.32%	740	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.738188	21.688225	29.57%	0	2005
	14.361268	16.738188	16.55%	0	2004
	10.000000	14.361268	43.61%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.359225	14.727162	29.65%	0	2005
	10.000000	11.359225	13.59%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.019804	15.270609	8.92%	616	2005
	12.154059	14.019804	15.35%	640	2004
	10.000000	12.154059	21.54%	126	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.473465	13.790894	2.36%	1,993	2005
	12.589263	13.473465	7.02%	2,423	2004
	10.000000	12.589263	25.89%	1,351	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.746550	15.418416	4.56%	3,759	2005
	13.077936	14.746550	12.76%	3,194	2004
	10.000000	13.077936	30.78%	2,541	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.855998	15.012087	1.05%	996	2005
	13.522216	14.855998	9.86%	1,009	2004
	10.000000	13.522216	35.22%	794	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.609751	16.10%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.932152	9.894639	-0.38%	10,553	2005
	10.036005	9.932152	-1.03%	6,848	2004
	10.000000	10.036005	0.36%	527	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.284018	15.910805	11.39%	2,603	2005
	12.535795	14.284018	13.95%	2,560	2004
	10.000000	12.535795	25.36%	1,934	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.522539	15.23%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.599927	14.271672	4.94%	2,406	2005
	12.225637	13.599927	11.24%	827	2004
	10.000000	12.225637	22.26%	356	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.256716	14.681601	2.98%	2,040	2005
	13.617132	14.256716	4.70%	1,921	2004
	10.000000	13.617132	36.17%	183	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.503272	12.883737	12.00%	7,881	2005
	10.000000	11.503272	15.03%	2,363	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.625493	19.742872	12.01%	3,736	2005
	15.098167	17.625493	16.74%	3,862	2004
	10.000000	15.098167	50.98%	1,313	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.888862	12.911286	0.17%	7,123	2005
	12.071064	12.888862	6.77%	7,201	2004
	10.000000	12.071064	20.71%	1,560	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	14.017578	14.556268	3.84%	2,517	2005
	13.078404	14.017578	7.18%	2,565	2004
	10.000000	13.078404	30.78%	534	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.640670	19.007120	7.75%	1,060	2005
	15.072953	17.640670	17.04%	1,192	2004
	10.000000	15.072953	50.73%	584	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.394064	13.841360	3.34%	1,942	2005
	12.275514	13.394064	9.11%	2,262	2004
	10.000000	12.275514	22.76%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.427990	15.897319	10.18%	0	2005
	12.644552	14.427990	14.10%	0	2004
	10.000000	12.644552	26.45%	403	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.079069	12.537566	3.80%	0	2005
	11.711064	12.079069	3.14%	0	2004
	10.000000	11.711064	17.11%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.179600	11.80%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.509601	5.10%	2,505	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.006526	0.07%	1,683	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.314724	10.528053	2.07%	4,036	2005
	10.092718	10.314724	2.20%	3,550	2004
	10.000000	10.092718	0.93%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.562397	14.935322	10.12%	1,509	2005
	12.546417	13.562397	8.10%	1,527	2004
	10.000000	12.546417	25.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.998124	20.635929	14.66%	12,160	2005
	13.469260	17.998124	33.62%	9,573	2004
	10.000000	13.469260	34.69%	2,685	2003*

Additional Contract Options Elected (Total 1.85%)
(Variable account charges of 1.85% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.242090	15.772988	3.48%	5,519	2005
	14.010752	15.242090	8.79%	9,275	2004
	10.000000	14.010752	40.11%	4,888	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.891196	14.804611	6.58%	208	2005
	13.310109	13.891196	4.37%	48	2004
	10.000000	13.310109	33.10%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.736819	16.877833	7.25%	6,556	2005
	13.909528	15.736819	13.14%	3,385	2004
	10.000000	13.909528	39.10%	1,932	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.881685	15.278513	2.67%	1,146	2005
	13.632334	14.881685	9.16%	1,389	2004
	10.000000	13.632334	36.32%	1,108	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.220056	18.023283	4.66%	0	2005
	14.734107	17.220056	16.87%	0	2004
	10.000000	14.734107	47.34%	1,413	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.819911	15.203635	2.59%	101	2005
	13.412628	14.819911	10.49%	81	2004
	10.000000	13.412628	34.13%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.566989	16.172294	11.02%	0	2005
	12.930963	14.566989	12.65%	0	2004
	10.000000	12.930963	29.31%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.220714	12.442586	10.89%	583	2005
	10.000000	11.220714	12.21%	113	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.167887	11.68%	953	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.094317	14.107494	0.09%	4,896	2005
	12.984862	14.094317	8.54%	3,729	2004
	10.000000	12.984862	29.85%	2,428	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.169005	15.611957	2.92%	14,614	2005
	13.536215	15.169005	12.06%	26,776	2004
	10.000000	13.536215	35.36%	3,027	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.314949	13.15%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.764887	10.731395	-0.31%	35,603	2005
	10.365477	10.764887	3.85%	24,896	2004
	10.000000	10.365477	3.65%	493	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.356994	18.269183	5.26%	14,857	2005
	14.508790	17.356994	19.63%	4,377	2004
	10.000000	14.508790	45.09%	2,886	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.354842	14.714741	2.51%	19,443	2005
	13.253320	14.354842	8.31%	16,402	2004
	10.000000	13.253320	32.53%	12,306	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.986389	13.271692	2.20%	7,862	2005
	12.625572	12.986389	2.86%	7,089	2004
	10.000000	12.625572	26.26%	2,211	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.968748	15.509010	3.61%	1,185	2005
	13.733890	14.968748	8.99%	1,220	2004
	10.000000	13.733890	37.34%	1,256	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.258559	14.663968	2.84%	0	2005
	13.266794	14.258559	7.48%	0	2004
	10.000000	13.266794	32.67%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.578075	13.553519	-0.18%	0	2005
	12.915694	13.578075	5.13%	0	2004
	10.000000	12.915694	29.16%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.357156	10.266398	-0.88%	21,166	2005
	10.213311	10.357156	1.41%	21,731	2004
	10.000000	10.213311	2.13%	19,756	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.918610	15.459110	3.62%	36,764	2005
	13.664733	14.918610	9.18%	44,550	2004
	10.000000	13.664733	36.65%	16,272	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.974030	14.470999	3.56%	22,576	2005
	13.806339	13.974030	1.21%	22,767	2004
	10.000000	13.806339	38.06%	6,727	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.401788	19.123170	16.59%	1,204	2005
	14.747430	16.401788	11.22%	1,232	2004
	10.000000	14.747430	47.47%	1,260	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.995945	12.815973	16.55%	14,031	2005
	10.000000	10.995945	9.96%	14,962	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.060528	17.243671	14.50%	39,081	2005
	13.324455	15.060528	13.03%	31,836	2004
	10.000000	13.324455	33.24%	13,039	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.503682	10.505247	0.01%	13,760	2005
	10.271299	10.503682	2.26%	43,219	2004
	10.000000	10.271299	2.71%	1,015	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.486236	20.255999	15.84%	16,027	2005
	14.291814	17.486236	22.35%	12,172	2004
	10.000000	14.291814	42.92%	6,823	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.533418	18.633000	0.54%	5,033	2005
	16.587140	18.533418	11.73%	7,255	2004
	10.000000	16.587140	65.87%	5,270	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.663346	6.63%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.969142	9.69%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.176694	11.77%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.348402	33.48%	559	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.311386	14.528693	1.52%	29,351	2005
	13.136268	14.311386	8.95%	17,431	2004
	10.000000	13.136268	31.36%	4,426	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.438799	18.617786	6.76%	32,300	2005
	14.357875	17.438799	21.46%	23,160	2004
	10.000000	14.357875	43.58%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.646990	26.47%	524	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.962062	17.260846	8.14%	1,607	2005
	13.720588	15.962062	16.34%	1,607	2004
	10.000000	13.720588	37.21%	1,478	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.482386	12.412578	8.10%	1,628	2005
	10.000000	11.482386	14.82%	655	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.759551	-2.40%	439	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.852665	12.915841	0.49%	2,607	2005
	11.893980	12.852665	8.06%	34,077	2004
	10.000000	11.893980	18.94%	3,082	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.411135	4.11%	8,789	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.675015	25.556052	29.89%	42	2005
	16.644208	19.675015	18.21%	42	2004
	10.000000	16.644208	66.44%	42	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.711869	15.230741	30.05%	12,157	2005
	10.000000	11.711869	17.12%	305	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.836874	18.308879	8.74%	0	2005
	14.204772	16.836874	18.53%	0	2004
	10.000000	14.204772	42.05%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.576433	15.478969	6.19%	46	2005
	13.806681	14.576433	5.58%	46	2004
	10.000000	13.806681	38.07%	46	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.822186	10.434896	6.24%	4,857	2005
	10.000000	9.822186	-1.78%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.570503	15.164758	-2.61%	80	2005
	15.249015	15.570503	2.11%	80	2004
	10.000000	15.249015	52.49%	81	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.828670	10.546499	-2.61%	808	2005
	10.000000	10.828670	8.29%	112	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.770374	16.437242	4.23%	1,391	2005
	12.401814	15.770374	27.16%	1,392	2004
	10.000000	12.401814	24.02%	54	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.170039	10.308192	1.36%	35,203	2005
	10.034393	10.170039	1.35%	25,923	2004
	10.000000	10.034393	0.34%	16,696	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	11.004575	11.158734	1.40%	27,331	2005
	10.713558	11.004575	2.72%	23,123	2004
	10.000000	10.713558	7.14%	1,548	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.019327	12.326824	2.56%	92,972	2005
	11.427726	12.019327	5.18%	72,756	2004
	10.000000	11.427726	14.28%	4,031	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.107851	13.553620	3.40%	296,667	2005
	12.192229	13.107851	7.51%	217,863	2004
	10.000000	12.192229	21.92%	5,808	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.331913	15.062418	5.10%	348,955	2005
	13.026688	14.331913	10.02%	215,235	2004
	10.000000	13.026688	30.27%	11,453	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.327674	16.238229	5.94%	194,384	2005
	13.695527	15.327674	11.92%	78,451	2004
	10.000000	13.695527	39.96%	0	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.186862	15.261964	7.58%	17,687	2005
	12.545735	14.186862	13.08%	17,162	2004
	10.000000	12.545735	25.46%	0	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.780540	9.856226	0.77%	72,544	2005
	9.884687	9.780540	-1.05%	37,053	2004
	10.000000	9.884687	-1.15%	0	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.082839	14.796175	5.07%	4,317	2005
	13.099371	14.082839	7.51%	3,300	2004
	10.000000	13.099371	30.99%	2,361	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.387865	17.967457	9.64%	4,929	2005
	14.894613	16.387865	10.03%	94	2004
	10.000000	14.894613	48.95%	43	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.170138	17.742531	9.72%	0	2005
	13.729071	16.170138	17.78%	0	2004
	10.000000	13.729071	37.29%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.445372	12.559962	9.74%	99,654	2005
	10.000000	11.445372	14.45%	3,786	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.225157	17.852771	10.03%	4,884	2005
	14.283788	16.225157	13.59%	6,336	2004
	10.000000	14.283788	42.84%	4,252	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.234783	16.110548	5.75%	1,085	2005
	13.715748	15.234783	11.08%	813	2004
	10.000000	13.715748	37.16%	0	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.155578	19.325182	0.89%	4,054	2005
	16.681315	19.155578	14.83%	5,280	2004
	10.000000	16.681315	66.81%	1,343	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	17.047183	18.741745	9.94%	7,159	2005
	14.621826	17.047183	16.59%	7,769	2004
	10.000000	14.621826	46.22%	1,280	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.616715	15.934319	2.03%	6,295	2005
	13.589226	15.616715	14.92%	5,924	2004
	10.000000	13.589226	35.89%	297	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.385690	11.419269	0.29%	14,069	2005
	10.888817	11.385690	4.56%	16,415	2004
	10.000000	10.888817	8.89%	0	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.217979	12.911316	5.67%	0	2005
	11.494958	12.217979	6.29%	0	2004
	10.000000	11.494958	14.95%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.388282	15.896255	10.48%	0	2005
	12.426582	14.388282	15.79%	2,647	2004
	10.000000	12.426582	24.27%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.722219	21.656559	29.51%	0	2005
	14.354875	16.722219	16.49%	0	2004
	10.000000	14.354875	43.55%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.355399	14.714740	29.58%	5,867	2005
	10.000000	11.355399	13.55%	93	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	14.007907	15.249917	8.87%	1,344	2005
	12.149928	14.007907	15.29%	1,344	2004
	10.000000	12.149928	21.50%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.460591	13.770714	2.30%	4,087	2005
	12.583644	13.460591	6.97%	3,159	2004
	10.000000	12.583644	25.84%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.732461	15.395861	4.50%	7,263	2005
	13.072099	14.732461	12.70%	634	2004
	10.000000	13.072099	30.72%	2,532	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.841809	14.990135	1.00%	211	2005
	13.516188	14.841809	9.81%	209	2004
	10.000000	13.516188	35.16%	1,409	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.605833	16.06%	786	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.922647	9.880148	-0.43%	91,740	2005
	10.031522	9.922647	-1.09%	17,419	2004
	10.000000	10.031522	0.32%	1,401	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.269491	15.886562	11.33%	165	2005
	12.529424	14.269491	13.89%	168	2004
	10.000000	12.529424	25.29%	435	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.518655	15.19%	1,763	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.588384	14.252324	4.89%	6,175	2005
	12.221487	13.588384	11.18%	2,595	2004
	10.000000	12.221487	22.21%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.243117	14.660153	2.93%	13,813	2005
	13.611063	14.243117	4.64%	5,094	2004
	10.000000	13.611063	36.11%	1,091	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.499389	12.872847	11.94%	42,387	2005
	10.000000	11.499389	14.99%	10,718	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.608662	19.714004	11.96%	1,045	2005
	15.091431	17.608662	16.68%	1,372	2004
	10.000000	15.091431	50.91%	5,521	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.876571	12.892436	0.12%	6,768	2005
	12.065688	12.876571	6.72%	6,765	2004
	10.000000	12.065688	20.66%	975	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	14.004211	14.535004	3.79%	3,767	2005
	13.072585	14.004211	7.13%	2,254	2004
	10.000000	13.072585	30.73%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.623824	18.979349	7.69%	257	2005
	15.066242	17.623824	16.98%	217	2004
	10.000000	15.066242	50.66%	264	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.382696	13.822597	3.29%	1,938	2005
	12.271349	13.382696	9.06%	1,938	2004
	10.000000	12.271349	22.71%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.415757	15.875772	10.13%	0	2005
	12.640252	14.415757	14.05%	0	2004
	10.000000	12.640252	26.40%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.068798	12.520549	3.74%	750	2005
	11.707077	12.068798	3.09%	506	2004
	10.000000	11.707077	17.07%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.175837	11.76%	203	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.506054	5.06%	4,014	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	10.003149	0.03%	558	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.305973	10.513789	2.02%	2,191	2005
	10.089289	10.305973	2.15%	0	2004
	10.000000	10.089289	0.89%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.548609	14.912555	10.07%	75	2005
	12.540033	13.548609	8.04%	76	2004
	10.000000	12.540033	25.40%	76	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.979835	20.604499	14.60%	13,977	2005
	13.462423	17.979835	33.56%	10,165	2004
	10.000000	13.462423	34.62%	3,511	2003*

Additional Contract Options Elected (Total 1.90%)
(Variable account charges of 1.90% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.227522	15.749928	3.43%	10,790	2005
	14.004498	15.227522	8.73%	909	2004
	10.000000	14.004498	40.04%	120	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.877928	14.782959	6.52%	119	2005
	13.304174	13.877928	4.31%	122	2004
	10.000000	13.304174	33.04%	125	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.721785	16.853145	7.20%	218	2005
	13.903325	15.721785	13.08%	50	2004
	10.000000	13.903325	39.03%	55	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.867466	15.256160	2.61%	5,747	2005
	13.626250	14.867466	9.11%	5,968	2004
	10.000000	13.626250	36.26%	6,071	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.203603	17.996918	4.61%	0	2005
	14.727543	17.203603	16.81%	36	2004
	10.000000	14.727543	47.28%	75	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.805759	15.181408	2.54%	3,050	2005
	13.406642	14.805759	10.44%	3,369	2004
	10.000000	13.406642	34.07%	3,498	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.553074	16.148640	10.96%	0	2005
	12.925188	14.553074	12.59%	0	2004
	10.000000	12.925188	29.25%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.216941	12.432094	10.83%	0	2005
	10.000000	11.216941	12.17%	74	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.164123	11.64%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.080863	14.086883	0.04%	2,515	2005
	12.979076	14.080863	8.49%	1,199	2004
	10.000000	12.979076	29.79%	299	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.154532	15.589146	2.87%	16,477	2005
	13.530178	15.154532	12.01%	12,575	2004
	10.000000	13.530178	35.30%	2,261	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.311135	13.11%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.753920	10.715015	-0.36%	1,769	2005
	10.360197	10.753920	3.80%	4,086	2004
	10.000000	10.360197	3.60%	3,403	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.340425	18.242482	5.20%	802	2005
	14.502323	17.340425	19.57%	821	2004
	10.000000	14.502323	45.02%	757	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.341131	14.693228	2.46%	2,594	2005
	13.247418	14.341131	8.26%	2,044	2004
	10.000000	13.247418	32.47%	1,147	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.973992	13.252291	2.15%	3,998	2005
	12.619952	12.973992	2.81%	4,215	2004
	10.000000	12.619952	26.20%	216	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.954456	15.486336	3.56%	313	2005
	13.727773	14.954456	8.94%	409	2004
	10.000000	13.727773	37.28%	371	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.244936	14.642519	2.79%	0	2005
	13.260877	14.244936	7.42%	0	2004
	10.000000	13.260877	32.61%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.565101	13.533690	-0.23%	2,926	2005
	12.909925	13.565101	5.07%	3,006	2004
	10.000000	12.909925	29.10%	3,122	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.347262	10.251388	-0.93%	19,767	2005
	10.208760	10.347262	1.36%	19,296	2004
	10.000000	10.208760	2.09%	18,496	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.904344	15.436486	3.57%	14,823	2005
	13.658630	14.904344	9.12%	15,364	2004
	10.000000	13.658630	36.59%	6,662	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.960697	14.449853	3.50%	3,920	2005
	13.800194	13.960697	1.16%	3,190	2004
	10.000000	13.800194	38.00%	2,026	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.386129	19.095216	16.53%	0	2005
	14.740847	16.386129	11.16%	0	2004
	10.000000	14.740847	47.41%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.992242	12.805159	16.49%	0	2005
	10.000000	10.992242	9.92%	76	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.046148	17.218465	14.44%	12,868	2005
	13.318501	15.046148	12.97%	4,356	2004
	10.000000	13.318501	33.19%	2,859	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.493632	10.489860	-0.04%	2,505	2005
	10.266703	10.493632	2.21%	1,047	2004
	10.000000	10.266703	2.67%	593	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.469531	20.226375	15.78%	8,958	2005
	14.285435	17.469531	22.29%	1,679	2004
	10.000000	14.285435	42.85%	880	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.515721	18.605749	0.49%	3,230	2005
	16.579749	18.515721	11.68%	3,491	2004
	10.000000	16.579749	65.80%	1,645	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.659740	6.60%	2,236	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.965440	9.65%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.172924	11.73%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.343898	33.44%	3,897	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.297719	14.507449	1.47%	11,847	2005
	13.130408	14.297719	8.89%	7,033	2004
	10.000000	13.130408	31.30%	2,948	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.422161	18.590572	6.71%	3,029	2005
	14.351480	17.422161	21.40%	3,531	2004
	10.000000	14.351480	43.51%	3,809	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.642722	26.43%	556	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.946817	17.235606	8.08%	0	2005
	13.714467	15.946817	16.28%	0	2004
	10.000000	13.714467	37.14%	79	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.478526	12.402111	8.05%	1,968	2005
	10.000000	11.478526	14.79%	74	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.756257	-2.44%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.840387	12.896942	0.44%	5,096	2005
	11.888673	12.840387	8.01%	6,078	2004
	10.000000	11.888673	18.89%	1,509	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.407617	4.08%	886	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.656249	25.518716	29.82%	406	2005
	16.636793	19.656249	18.15%	406	2004
	10.000000	16.636793	66.37%	429	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.707931	15.217878	29.98%	2,921	2005
	10.000000	11.707931	17.08%	778	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.820811	18.282129	8.69%	0	2005
	14.198438	16.820811	18.47%	0	2004
	10.000000	14.198438	41.98%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.562515	15.456337	6.14%	978	2005
	13.800526	14.562515	5.52%	1,128	2004
	10.000000	13.800526	38.01%	1,421	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.818878	10.426077	6.18%	1,447	2005
	10.000000	9.818878	-1.81%	1,557	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.555628	15.142573	-2.66%	938	2005
	15.242217	15.555628	2.06%	988	2004
	10.000000	15.242217	52.42%	1,223	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.825020	10.537586	-2.66%	451	2005
	10.000000	10.825020	8.25%	481	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.755305	16.413193	4.18%	0	2005
	12.396272	15.755305	27.10%	0	2004
	10.000000	12.396272	23.96%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.160331	10.293118	1.31%	4,022	2005
	10.029912	10.160331	1.30%	3,994	2004
	10.000000	10.029912	0.30%	4,055	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.994065	11.142419	1.35%	156,992	2005
	10.708779	10.994065	2.66%	156,994	2004
	10.000000	10.708779	7.09%	141,309	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	12.007837	12.308781	2.51%	52,343	2005
	11.422629	12.007837	5.12%	34,512	2004
	10.000000	11.422629	14.23%	2,629	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.095335	13.533804	3.35%	87,090	2005
	12.186797	13.095335	7.46%	62,758	2004
	10.000000	12.186797	21.87%	1,561	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.318239	15.040415	5.04%	190,973	2005
	13.020880	14.318239	9.96%	82,943	2004
	10.000000	13.020880	30.21%	139	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.313030	16.214476	5.89%	149,153	2005
	13.689404	15.313030	11.86%	91,213	2004
	10.000000	13.689404	36.89%	26,288	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.174797	15.241249	7.52%	4,953	2005
	12.541472	14.174797	13.02%	3,542	2004
	10.000000	12.541472	25.41%	1,962	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.770998	9.841607	0.72%	6,917	2005
	9.880078	9.770998	-1.10%	2,777	2004
	10.000000	9.880078	-1.20%	17,741	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.069386	14.774541	5.01%	4,456	2005
	13.093531	14.069386	7.45%	4,159	2004
	10.000000	13.093531	30.94%	409	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.372223	17.941199	9.58%	4,928	2005
	14.887980	16.372223	9.97%	4,030	2004
	10.000000	14.887980	48.88%	523	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.156405	17.718460	9.67%	1,643	2005
	13.724397	16.156405	17.72%	1,644	2004
	10.000000	13.724397	37.24%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.441520	12.549364	9.68%	267	2005
	10.000000	11.441520	14.42%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.209651	17.826650	9.98%	5,178	2005
	14.277420	16.209651	13.53%	4,608	2004
	10.000000	14.277420	42.77%	631	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.220250	16.087013	5.69%	0	2005
	13.709636	15.220250	11.20%	0	2004
	10.000000	13.709636	37.10%	0	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.137305	19.296940	0.83%	4,036	2005
	16.673885	19.137305	14.77%	4,587	2004
	10.000000	16.673885	66.74%	1,369	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	17.030906	18.714350	9.88%	1,175	2005
	14.615310	17.030906	16.53%	1,204	2004
	10.000000	14.615310	46.15%	302	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.601811	15.911026	1.98%	426	2005
	13.583167	15.601811	14.86%	469	2004
	10.000000	13.583167	35.83%	141	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.374821	11.402579	0.24%	12,524	2005
	10.883959	11.374821	4.51%	12,393	2004
	10.000000	10.883959	8.84%	11,302	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.206327	12.892454	5.62%	927	2005
	11.489832	12.206327	6.24%	934	2004
	10.000000	11.489832	14.90%	968	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.374535	15.873002	10.42%	204	2005
	12.421034	14.374535	15.73%	276	2004
	10.000000	12.421034	24.21%	419	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.706250	21.624889	29.44%	0	2005
	14.348466	16.706250	16.43%	130	2004
	10.000000	14.348466	43.48%	2,032	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.351574	14.702316	29.52%	2,354	2005
	10.000000	11.351574	13.52%	2,656	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.996013	15.229220	8.81%	62	2005
	12.145798	13.996013	15.23%	62	2004
	10.000000	12.145798	21.46%	62	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.447732	13.750579	2.25%	395	2005
	12.578028	13.447732	6.91%	398	2004
	10.000000	12.578028	25.78%	103	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.718395	15.373351	4.45%	1,660	2005
	13.066273	14.718395	12.64%	560	2004
	10.000000	13.066273	30.66%	171	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.827644	14.968216	0.95%	0	2005
	13.510160	14.827644	9.75%	0	2004
	10.000000	13.510160	35.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.601915	16.02%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.913174	9.865705	-0.48%	5,873	2005
	10.027045	9.913174	-1.14%	5,463	2004
	10.000000	10.027045	0.27%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.254955	15.862330	11.28%	2,374	2005
	12.523040	14.254955	13.83%	2,753	2004
	10.000000	12.523040	25.23%	2,643	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.514769	15.15%	508	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.576843	14.232977	4.83%	313	2005
	12.217327	13.576843	11.13%	0	2004
	10.000000	12.217327	22.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.229519	14.638727	2.88%	7,896	2005
	13.605001	14.229519	4.59%	7,976	2004
	10.000000	13.605001	36.05%	7,479	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.495518	12.861990	11.89%	4,630	2005
	10.000000	11.495518	14.96%	5,146	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.591871	19.685210	11.90%	1,935	2005
	15.084714	17.591871	16.62%	1,935	2004
	10.000000	15.084714	50.85%	4,314	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.864250	12.873541	0.07%	697	2005
	12.060288	12.864250	6.67%	2,670	2004
	10.000000	12.060288	20.60%	2,341	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.990832	14.513743	3.74%	11,533	2005
	13.066755	13.990832	7.07%	6,606	2004
	10.000000	13.066755	30.67%	6,160	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.607016	18.951604	7.64%	772	2005
	15.059532	17.607016	16.92%	833	2004
	10.000000	15.059532	50.60%	762	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.371334	13.803856	3.23%	322	2005
	12.267172	13.371334	9.00%	134	2004
	10.000000	12.267172	22.67%	134	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.403520	15.854247	10.07%	0	2005
	12.635959	14.403520	13.99%	0	2004
	10.000000	12.635959	26.36%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.058562	12.503574	3.69%	136	2005
	11.703107	12.058562	3.04%	136	2004
	10.000000	11.703107	17.03%	136	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.172057	11.72%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.502507	5.03%	3,725	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II -Q/NQ	10.000000	9.999770	0.00%	790	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.297210	10.499491	1.96%	100	2005
	10.085843	10.297210	2.10%	100	2004
	10.000000	10.085843	0.86%	101	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.534807	14.889797	10.01%	1,102	2005
	12.533652	13.534807	7.99%	1,162	2004
	10.000000	12.533652	25.34%	1,466	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.961520	20.573065	14.54%	5,662	2005
	13.455563	17.961520	33.49%	6,221	2004
	10.000000	13.455563	34.56%	259	2003*

Additional Contract Options Elected (Total 1.95%)
(Variable account charges of 1.95% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.212974	15.726871	3.38%	5,570	2005
	13.998255	15.212974	8.68%	3,696	2004
	10.000000	13.998255	39.98%	433	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.864661	14.761321	6.47%	960	2005
	13.298233	13.864661	4.26%	132	2004
	10.000000	13.298233	32.98%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.706782	16.828506	7.14%	2,917	2005
	13.897124	15.706782	13.02%	1,274	2004
	10.000000	13.897124	38.97%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.853284	15.233868	2.56%	521	2005
	13.620181	14.853284	9.05%	1,825	2004
	10.000000	13.620181	36.20%	236	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.187195	17.970616	4.56%	0	2005
	14.720983	17.187195	16.75%	188	2004
	10.000000	14.720983	47.21%	244	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.791613	15.159191	2.49%	0	2005
	13.400667	14.791613	10.38%	35	2004
	10.000000	13.400667	34.01%	992	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.539160	16.125002	10.91%	0	2005
	12.919416	14.539160	12.54%	0	2004
	10.000000	12.919416	29.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.213158	12.421583	10.78%	0	2005
	10.000000	11.213158	12.13%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.160354	11.60%	4,138	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.067415	14.066272	-0.01%	4,656	2005
	12.973288	14.067415	8.43%	1,410	2004
	10.000000	12.973288	29.73%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.140056	15.566348	2.82%	20,167	2005
	13.524142	15.140056	11.95%	13,313	2004
	10.000000	13.524142	35.24%	3,366	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.307314	13.07%	152	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.742961	10.698655	-0.41%	17,427	2005
	10.354917	10.742961	3.75%	8,259	2004
	10.000000	10.354917	3.55%	927	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.323874	18.215806	5.15%	0	2005
	14.495863	17.323874	19.51%	0	2004
	10.000000	14.495863	44.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.327417	14.671716	2.40%	20,214	2005
	13.241492	14.327417	8.20%	4,097	2004
	10.000000	13.241492	32.41%	1,634	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.961593	13.232899	2.09%	5,730	2005
	12.614318	12.961593	2.75%	666	2004
	10.000000	12.614318	26.14%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.940160	15.463665	3.50%	0	2005
	13.721639	14.940160	8.88%	0	2004
	10.000000	13.721639	37.22%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.231345	14.621116	2.74%	1,281	2005
	13.254962	14.231345	7.37%	1,282	2004
	10.000000	13.254962	32.55%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.552134	13.513893	-0.28%	105	2005
	12.904162	13.552134	5.02%	0	2004
	10.000000	12.904162	29.04%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.337354	10.236368	-0.98%	23,695	2005
	10.204194	10.337354	1.30%	10,853	2004
	10.000000	10.204194	2.04%	1,705	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.890118	15.413918	3.52%	14,139	2005
	13.652543	14.890118	9.06%	9,945	2004
	10.000000	13.652543	36.53%	2,202	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.947355	14.428718	3.45%	6,688	2005
	13.794032	13.947355	1.11%	6,692	2004
	10.000000	13.794032	37.94%	1,076	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.370488	19.067291	16.47%	348	2005
	14.734289	16.370488	11.10%	349	2004
	10.000000	14.734289	47.34%	138	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.988531	12.794338	16.43%	3,736	2005
	10.000000	10.988531	9.89%	941	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.031767	17.193267	14.38%	35,432	2005
	13.312564	15.031767	12.91%	8,215	2004
	10.000000	13.312564	33.13%	3,148	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.483602	10.474496	-0.09%	24,451	2005
	10.262112	10.483602	2.16%	4,770	2004
	10.000000	10.262112	2.62%	640	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.452852	20.196810	15.72%	24,246	2005
	14.279064	17.452852	22.23%	4,365	2004
	10.000000	14.279064	42.79%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.498039	18.578540	0.44%	9,533	2005
	16.572366	18.498039	11.62%	9,532	2004
	10.000000	16.572366	65.72%	822	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.656145	6.56%	17,928	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.961738	9.62%	96,263	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.169149	11.69%	6,123	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.339408	33.39%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.284062	14.486224	1.42%	18,654	2005
	13.124559	14.284062	8.83%	15,273	2004
	10.000000	13.124559	31.25%	1,397	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.405526	18.563394	6.65%	0	2005
	14.345083	17.405526	21.33%	7,083	2004
	10.000000	14.345083	43.45%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.638452	26.38%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.931585	17.210388	8.03%	0	2005
	13.708346	15.931585	16.22%	3,808	2004
	10.000000	13.708346	37.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.474649	12.391616	7.99%	11,421	2005
	10.000000	11.474649	14.75%	6,608	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.752951	-2.47%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.828129	12.878087	0.39%	0	2005
	11.883363	12.828129	7.95%	236	2004
	10.000000	11.883363	18.83%	0	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.404099	4.04%	3,478	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.637463	25.481383	29.76%	291	2005
	16.629376	19.637463	18.09%	3,623	2004
	10.000000	16.629376	66.29%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.703984	15.205039	29.91%	2,323	2005
	10.000000	11.703984	17.04%	0	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.804750	18.255387	8.63%	0	2005
	14.192104	16.804750	18.41%	0	2004
	10.000000	14.192104	41.92%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.548608	15.433728	6.08%	0	2005
	13.794368	14.548608	5.47%	0	2004
	10.000000	13.794368	37.94%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.815556	10.417260	6.13%	0	2005
	10.000000	9.815556	-1.84%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.540781	15.120449	-2.70%	340	2005
	15.235433	15.540781	2.00%	340	2004
	10.000000	15.235433	52.35%	0	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.821368	10.528683	-2.70%	0	2005
	10.000000	10.821368	8.21%	2,372	2004
				0	2003*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.740266	16.389189	4.12%	0	2005
	12.390753	15.740266	27.03%	0	2004
	10.000000	12.390753	23.91%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.150616	10.278047	1.26%	37,967	2005
	10.025426	10.150616	1.25%	5,152	2004
	10.000000	10.025426	0.25%	710	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.983569	11.126126	1.30%	26,051	2005
	10.704003	10.983569	2.61%	1,455	2004
	10.000000	10.704003	7.04%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.996352	12.290759	2.45%	128,262	2005
	11.417528	11.996352	5.07%	45,475	2004
	10.000000	11.417528	14.18%	97	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.082811	13.513991	3.30%	420,898	2005
	12.181349	13.082811	7.40%	108,935	2004
	10.000000	12.181349	21.81%	20,737	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.304552	15.018394	4.99%	967,044	2005
	13.015066	14.304552	9.91%	332,985	2004
	10.000000	13.015066	30.15%	17,912	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.298388	16.190743	5.83%	532,002	2005
	13.683298	15.298388	11.80%	107,939	2004
	10.000000	13.683298	36.83%	12,635	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.162771	15.220574	7.47%	18,179	2005
	12.537202	14.162771	12.97%	996	2004
	10.000000	12.537202	25.37%	0	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.761463	9.827008	0.67%	34,072	2005
	9.875470	9.761463	-1.15%	49,190	2004
	10.000000	9.875470	-1.25%	0	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.055950	14.752925	4.96%	27,416	2005
	13.087692	14.055950	7.40%	7,901	2004
	10.000000	13.087692	30.88%	5,970	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.356587	17.914949	9.53%	3,540	2005
	14.881339	16.356587	9.91%	1,289	2004
	10.000000	14.881339	48.81%	1,686	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.142684	17.694429	9.61%	214	2005
	13.719727	16.142684	17.66%	214	2004
	10.000000	13.719727	37.20%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.437668	12.538773	9.63%	12,196	2005
	10.000000	11.437668	14.38%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.194190	17.800600	9.92%	17,556	2005
	14.271063	16.194190	13.48%	11,040	2004
	10.000000	14.271063	42.71%	2,519	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.205697	16.063452	5.64%	0	2005
	13.703517	15.205697	10.96%	8,914	2004
	10.000000	13.703517	37.04%	925	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.119017	19.268704	0.78%	8,634	2005
	16.666453	19.119017	14.72%	8,912	2004
	10.000000	16.666453	66.66%	6,390	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	17.014645	18.686979	9.83%	5,568	2005
	14.608788	17.014645	16.47%	698	2004
	10.000000	14.608788	46.09%	0	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.586906	15.887753	1.93%	20,463	2005
	13.577106	15.586906	14.80%	6,795	2004
	10.000000	13.577106	35.77%	5,454	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.363940	11.385869	0.19%	515	2005
	10.879096	11.363940	4.46%	469	2004
	10.000000	10.879096	8.79%	0	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.194655	12.873580	5.57%	108	2005
	11.484704	12.194655	6.18%	584	2004
	10.000000	11.484704	14.85%	268	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.360798	15.849789	10.37%	660	2005
	12.415484	14.360798	15.67%	730	2004
	10.000000	12.415484	24.15%	237	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.690295	21.593269	29.38%	0	2005
	14.342071	16.690295	16.37%	0	2004
	10.000000	14.342071	43.42%	985	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.347757	14.689923	29.45%	662	2005
	10.000000	11.347757	13.48%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.984139	15.208589	8.76%	0	2005
	12.141666	13.984139	15.17%	0	2004
	10.000000	12.141666	21.42%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.434891	13.730460	2.20%	1,629	2005
	12.572420	13.434891	6.86%	1,112	2004
	10.000000	12.572420	25.72%	156	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.704343	15.350871	4.40%	23,278	2005
	13.060441	14.704343	12.59%	2,913	2004
	10.000000	13.060441	30.60%	152	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.813472	14.946321	0.90%	0	2005
	13.504135	14.813472	9.70%	0	2004
	10.000000	13.504135	35.04%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.598000	15.98%	18,143	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.903697	9.851254	-0.53%	2,443	2005
	10.022565	9.903697	-1.19%	635	2004
	10.000000	10.022565	0.23%	8,357	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.240445	15.838131	11.22%	0	2005
	12.516675	14.240445	13.77%	71	2004
	10.000000	12.516675	25.17%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.510881	15.11%	2,548	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.565311	14.213670	4.78%	23,159	2005
	12.213171	13.565311	11.07%	9,844	2004
	10.000000	12.213171	22.13%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.215918	14.617296	2.82%	23,179	2005
	13.598930	14.215918	4.54%	5,606	2004
	10.000000	13.598930	35.99%	2,891	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.491649	12.851121	11.83%	559	2005
	10.000000	11.491649	14.92%	333	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.575066	19.656415	11.84%	89	2005
	15.077980	17.575066	16.56%	122	2004
	10.000000	15.077980	50.78%	1,550	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.851964	12.854710	0.02%	112	2005
	12.054908	12.851964	6.61%	113	2004
	10.000000	12.054908	20.55%	47	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.977468	14.492509	3.68%	20,989	2005
	13.060920	13.977468	7.02%	264	2004
	10.000000	13.060920	30.61%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.590220	18.923917	7.58%	2,767	2005
	15.052827	17.590220	16.86%	221	2004
	10.000000	15.052827	50.53%	274	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.359972	13.785121	3.18%	126	2005
	12.262996	13.359972	8.95%	126	2004
	10.000000	12.262996	22.63%	160	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.391285	15.832728	10.02%	0	2005
	12.631654	14.391285	13.93%	0	2004
	10.000000	12.631654	26.32%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.048297	12.486580	3.64%	0	2005
	11.699112	12.048297	2.98%	0	2004
	10.000000	11.699112	16.99%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.168283	11.68%	2,664	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.498960	4.99%	4,954	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.996390	-0.04%	385	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.288472	10.485262	1.91%	29,410	2005
	10.082409	10.288472	2.04%	1,616	2004
	10.000000	10.082409	0.82%	324	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.521031	14.867089	9.96%	0	2005
	12.527281	13.521031	7.93%	0	2004
	10.000000	12.527281	25.27%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.943250	20.541698	14.48%	7,017	2005
	13.448721	17.943250	33.42%	7,703	2004
	10.000000	13.448721	34.49%	0	2003*

Additional Contract Options Elected (Total 2.00%)
(Variable account charges of 2.00% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.198423	15.703835	3.33%	8,911	2005
	13.992000	15.198423	8.62%	1,194	2004
	10.000000	13.992000	39.92%	177	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.851398	14.739705	6.41%	3,457	2005
	13.292300	13.851398	4.21%	908	2004
	10.000000	13.292300	32.92%	432	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.691767	16.803873	7.09%	908	2005
	13.890922	15.691767	12.96%	234	2004
	10.000000	13.890922	38.91%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.839080	15.211551	2.51%	1,267	2005
	13.614096	14.839080	9.00%	1,266	2004
	10.000000	13.614096	36.14%	1,117	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.170760	17.944309	4.51%	0	2005
	14.714406	17.170760	16.69%	0	2004
	10.000000	14.714406	47.14%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.777488	15.137022	2.43%	322	2005
	13.394694	14.777488	10.32%	329	2004
	10.000000	13.394694	33.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.525256	16.101391	10.85%	0	2005
	12.913650	14.525256	12.48%	0	2004
	10.000000	12.913650	29.14%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.209371	12.411076	10.72%	0	2005
	10.000000	11.209371	12.09%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.156580	11.57%	2,107	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.053952	14.045660	-0.06%	3,470	2005
	12.967491	14.053952	8.38%	0	2004
	10.000000	12.967491	29.67%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.125572	15.543549	2.76%	12,223	2005
	13.518096	15.125572	11.89%	6,800	2004
	10.000000	13.518096	35.18%	560	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.303491	13.03%	874	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.732007	10.682311	-0.46%	4,868	2005
	10.349636	10.732007	3.69%	1,092	2004
	10.000000	10.349636	3.50%	752	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.307319	18.189148	5.10%	0	2005
	14.489397	17.307319	19.45%	0	2004
	10.000000	14.489397	44.89%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.313731	14.650249	2.35%	7,301	2005
	13.235593	14.313731	8.15%	417	2004
	10.000000	13.235593	32.36%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.949201	13.213518	2.04%	2,837	2005
	12.608682	12.949201	2.70%	460	2004
	10.000000	12.608682	26.09%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.925899	15.441047	3.45%	0	2005
	13.715524	14.925899	8.82%	0	2004
	10.000000	13.715524	37.16%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.217726	14.599699	2.69%	0	2005
	13.249039	14.217726	7.31%	0	2004
	10.000000	13.249039	32.49%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.539186	13.494105	-0.33%	107	2005
	12.898411	13.539186	4.97%	106	2004
	10.000000	12.898411	28.98%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.327466	10.221367	-1.03%	2,398	2005
	10.199626	10.327466	1.25%	571	2004
	10.000000	10.199626	2.00%	546	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.875872	15.391340	3.47%	21,560	2005
	13.646439	14.875872	9.01%	7,537	2004
	10.000000	13.646439	36.46%	702	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.934014	14.407585	3.40%	4,137	2005
	13.787874	13.934014	1.06%	2,605	2004
	10.000000	13.787874	37.88%	498	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.354848	19.039399	16.41%	0	2005
	14.727704	16.354848	11.05%	0	2004
	10.000000	14.727704	47.28%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.984823	12.783502	16.37%	759	2005
	10.000000	10.984823	9.85%	751	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.017388	17.168092	14.32%	19,579	2005
	13.306622	15.017388	12.86%	3,719	2004
	10.000000	13.306622	33.07%	184	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.473565	10.459156	-0.14%	44,101	2005
	10.257524	10.473565	2.11%	2,225	2004
	10.000000	10.257524	2.58%	1,090	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.436169	20.167250	15.66%	11,877	2005
	14.272687	17.436169	22.16%	2,642	2004
	10.000000	14.272687	42.73%	706	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.480368	18.551354	0.38%	3,676	2005
	16.564974	18.480368	11.56%	1,522	2004
	10.000000	16.564974	65.65%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.652543	6.53%	5,832	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.958037	9.58%	55,336	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.165376	11.65%	498	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.334901	33.35%	2,137	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.270396	14.465009	1.36%	12,196	2005
	13.118697	14.270396	8.78%	4,760	2004
	10.000000	13.118697	31.19%	533	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.388881	18.536218	6.60%	1,824	2005
	14.338680	17.388881	21.27%	477	2004
	10.000000	14.338680	43.39%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.634183	26.34%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.916376	17.185226	7.97%	0	2005
	13.702237	15.916376	16.16%	0	2004
	10.000000	13.702237	37.02%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.470781	12.381147	7.94%	17,846	2005
	10.000000	11.470781	14.71%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.749654	-2.50%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.815853	12.859225	0.34%	67	2005
	11.878062	12.815853	7.90%	0	2004
	10.000000	11.878062	18.78%	0	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.400579	4.01%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.618701	25.444107	29.69%	0	2005
	16.621951	19.618701	18.03%	0	2004
	10.000000	16.621951	66.22%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.700031	15.192178	29.85%	1,794	2005
	10.000000	11.700031	17.00%	92	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.788685	18.228665	8.58%	0	2005
	14.185775	16.788685	18.35%	0	2004
	10.000000	14.185775	41.86%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.534694	15.411122	6.03%	0	2005
	13.788206	14.534694	5.41%	0	2004
	10.000000	13.788206	37.88%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.812247	10.408458	6.08%	145	2005
	10.000000	9.812247	-1.88%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.525923	15.098311	-2.75%	0	2005
	15.228629	15.525923	1.95%	0	2004
	10.000000	15.228629	52.29%	0	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.817727	10.519779	-2.75%	0	2005
	10.000000	10.817727	8.18%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.725198	16.365182	4.07%	0	2005
	12.385201	15.725198	26.97%	0	2004
	10.000000	12.385201	23.85%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.140898	10.262991	1.20%	48,441	2005
	10.020956	10.140898	1.20%	9,074	2004
	10.000000	10.020956	0.21%	0	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.973047	11.109804	1.25%	16,865	2005
	10.699211	10.973047	2.56%	0	2004
	10.000000	10.699211	6.99%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.984874	12.272756	2.40%	50,061	2005
	11.412415	11.984874	5.02%	4,510	2004
	10.000000	11.412415	14.12%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.070314	13.494221	3.24%	284,317	2005
	12.175914	13.070314	7.35%	28,378	2004
	10.000000	12.175914	21.76%	1,614	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.290884	14.996405	4.94%	205,550	2005
	13.009258	14.290884	9.85%	18,701	2004
	10.000000	13.009258	30.09%	6,336	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.283768	16.167042	5.78%	238,486	2005
	13.677198	15.283768	11.75%	0	2004
	10.000000	13.677198	36.77%	0	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.150723	15.199896	7.41%	19,598	2005
	12.532938	14.150723	12.91%	1,569	2004
	10.000000	12.532938	25.33%	0	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.751932	9.812418	0.62%	51,544	2005
	9.870861	9.751932	-1.20%	0	2004
	10.000000	9.870861	-1.29%	0	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.042516	14.731332	4.91%	30,739	2005
	13.081852	14.042516	7.34%	0	2004
	10.000000	13.081852	30.82%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.340956	17.888733	9.47%	2,448	2005
	14.874700	16.340956	9.86%	0	2004
	10.000000	14.874700	48.75%	0	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.128964	17.670393	9.56%	0	2005
	13.715059	16.128964	17.60%	0	2004
	10.000000	13.715059	37.15%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.433814	12.528177	9.57%	20,909	2005
	10.000000	11.433814	14.34%	2,583	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.178697	17.774527	9.86%	3,982	2005
	14.264686	16.178697	13.42%	375	2004
	10.000000	14.264686	42.65%	254	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.191147	16.039936	5.59%	0	2005
	13.697399	15.191147	10.91%	0	2004
	10.000000	13.697399	36.97%	0	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.100756	19.240517	0.73%	0	2005
	16.659014	19.100756	14.66%	0	2004
	10.000000	16.659014	66.59%	0	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	16.998385	18.659637	9.77%	4,650	2005
	14.602274	16.998385	16.41%	431	2004
	10.000000	14.602274	46.02%	0	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.572011	15.864498	1.88%	33,133	2005
	13.571043	15.572011	14.74%	1,406	2004
	10.000000	13.571043	35.71%	0	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.353070	11.369198	0.14%	0	2005
	10.874234	11.353070	4.40%	0	2004
	10.000000	10.874234	8.74%	0	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.182985	12.854723	5.51%	360	2005
	11.479571	12.182985	6.13%	358	2004
	10.000000	11.479571	14.80%	495	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.347068	15.826592	10.31%	0	2005
	12.409946	14.347068	15.61%	0	2004
	10.000000	12.409946	24.10%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.674337	21.561672	29.31%	0	2005
	14.335673	16.674337	16.31%	0	2004
	10.000000	14.335673	43.36%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.343922	14.677503	29.39%	0	2005
	10.000000	11.343922	13.44%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.972243	15.187919	8.70%	1,117	2005
	12.137534	13.972243	15.12%	1,186	2004
	10.000000	12.137534	21.38%	1,247	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.422048	13.710361	2.15%	4,147	2005
	12.566816	13.422048	6.81%	0	2004
	10.000000	12.566816	25.67%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.690284	15.328391	4.34%	4,345	2005
	13.054616	14.690284	12.53%	652	2004
	10.000000	13.054616	30.55%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.799321	14.924447	0.85%	1,362	2005
	13.498105	14.799321	9.64%	250	2004
	10.000000	13.498105	34.98%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.594091	15.94%	23,881	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.894218	9.836823	-0.58%	2,408	2005
	10.018073	9.894218	-1.24%	494	2004
	10.000000	10.018073	0.18%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.225949	15.813964	11.16%	0	2005
	12.510308	14.225949	13.71%	0	2004
	10.000000	12.510308	25.10%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.506997	15.07%	3,390	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.553780	14.194362	4.73%	40,458	2005
	12.209006	13.553780	11.01%	932	2004
	10.000000	12.209006	22.09%	961	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.202325	14.595903	2.77%	4,227	2005
	13.592855	14.202325	4.48%	1,246	2004
	10.000000	13.592855	35.93%	803	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.487770	12.840264	11.77%	2,829	2005
	10.000000	11.487770	14.88%	425	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.558275	19.627656	11.79%	0	2005
	15.071262	17.558275	16.50%	0	2004
	10.000000	15.071262	50.71%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.839669	12.835886	-0.03%	0	2005
	12.049521	12.839669	6.56%	0	2004
	10.000000	12.049521	20.50%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.964102	14.471295	3.63%	33,411	2005
	13.055094	13.964102	6.96%	1,057	2004
	10.000000	13.055094	30.55%	757	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.573405	18.896219	7.53%	4,155	2005
	15.046104	17.573405	16.80%	0	2004
	10.000000	15.046104	50.46%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.348624	13.766406	3.13%	471	2005
	12.258826	13.348624	8.89%	474	2004
	10.000000	12.258826	22.59%	484	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.379043	15.811219	9.96%	0	2005
	12.627350	14.379043	13.87%	0	2004
	10.000000	12.627350	26.27%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.038057	12.469622	3.59%	750	2005
	11.695132	12.038057	2.93%	0	2004
	10.000000	11.695132	16.95%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.164508	11.65%	3,960	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.495418	4.95%	5,732	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.993010	-0.07%	601	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.279707	10.471001	1.86%	25,502	2005
	10.078970	10.279707	1.99%	107	2004
	10.000000	10.078970	0.79%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.507234	14.844367	9.90%	0	2005
	12.520883	13.507234	7.88%	0	2004
	10.000000	12.520883	25.21%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.924956	20.510331	14.42%	1,859	2005
	13.441870	17.924956	33.35%	115	2004
	10.000000	13.441870	34.42%	0	2003*

Additional Contract Options Elected (Total 2.05%)
(Variable account charges of 2.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.183899	15.680851	3.27%	8,267	2005
	13.985760	15.183899	8.57%	3,121	2004
	10.000000	13.985760	39.86%	1,597	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.838157	14.718123	6.36%	2,446	2005
	13.286364	13.838157	4.15%	2,206	2004
	10.000000	13.286364	32.86%	2,121	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.676768	16.779275	7.03%	2,844	2005
	13.884724	15.676768	12.91%	2,215	2004
	10.000000	13.884724	35.85%	1,070	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.824901	15.189296	2.46%	1,142	2005
	13.608022	14.824901	8.94%	1,142	2004
	10.000000	13.608022	36.08%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.154343	17.918036	4.45%	0	2005
	14.707841	17.154343	16.63%	0	2004
	10.000000	14.707841	47.08%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.763325	15.114823	2.38%	65	2005
	13.388693	14.763325	10.27%	65	2004
	10.000000	13.388693	33.89%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.511378	16.077820	10.79%	0	2005
	12.907885	14.511378	12.42%	0	2004
	10.000000	12.907885	29.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.205590	12.400583	10.66%	0	2005
	10.000000	11.205590	12.06%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.152811	11.53%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.040497	14.025081	-0.11%	353	2005
	12.961691	14.040497	8.32%	61	2004
	10.000000	12.961691	29.62%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.111116	15.520786	2.71%	10,365	2005
	13.512065	15.111116	11.83%	5,318	2004
	10.000000	13.512065	35.12%	2,231	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.299669	13.00%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.721060	10.665985	-0.51%	2,188	2005
	10.344356	10.721060	3.64%	1,145	2004
	10.000000	10.344356	3.44%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.290778	18.162532	5.04%	0	2005
	14.482926	17.290778	19.39%	0	2004
	10.000000	14.482926	44.83%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.300041	14.628794	2.30%	64,842	2005
	13.229679	14.300041	8.09%	56,940	2004
	10.000000	13.229679	32.30%	23,308	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.936823	13.194185	1.99%	2,223	2005
	12.603055	12.936823	2.65%	926	2004
	10.000000	12.603055	26.03%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.911623	15.418441	3.40%	0	2005
	13.709405	14.911623	8.77%	0	2004
	10.000000	13.709405	37.09%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.204124	14.578305	2.63%	366	2005
	13.243124	14.204124	7.26%	366	2004
	10.000000	13.243124	32.43%	366	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.526220	13.474333	-0.38%	583	2005
	12.892635	13.526220	4.91%	583	2004
	10.000000	12.892635	28.93%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.317582	10.206382	-1.08%	17,039	2005
	10.195062	10.317582	1.20%	16,561	2004
	10.000000	10.195062	1.95%	9,930	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.861653	15.368821	3.41%	13,131	2005
	13.640353	14.861653	8.95%	9,447	2004
	10.000000	13.640353	36.40%	1,659	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.920691	14.386490	3.35%	1,156	2005
	13.781718	13.920691	1.01%	1,536	2004
	10.000000	13.781718	37.82%	281	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.339193	19.011494	16.36%	0	2005
	14.721125	16.339193	10.99%	0	2004
	10.000000	14.721125	47.21%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.981123	12.772696	16.32%	240	2005
	10.000000	10.981123	9.81%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	15.003027	17.142949	14.26%	25,487	2005
	13.300678	15.003027	12.80%	8,201	2004
	10.000000	13.300678	33.01%	136	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.463537	10.443820	-0.19%	15,849	2005
	10.252933	10.463537	2.05%	11,522	2004
	10.000000	10.252933	2.53%	1,803	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.419498	20.137717	15.60%	15,711	2005
	14.266319	17.419498	22.10%	4,462	2004
	10.000000	14.266319	42.66%	2,261	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.462717	18.524206	0.33%	4,699	2005
	16.557596	18.462717	11.51%	2,144	2004
	10.000000	16.557596	65.58%	155	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.648948	6.49%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.954327	9.54%	7,802	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.161593	11.62%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.330408	33.30%	1,579	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.256750	14.443825	1.31%	13,998	2005
	13.112843	14.256750	8.72%	6,097	2004
	10.000000	13.112843	31.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.372271	18.509091	6.54%	0	2005
	14.332287	17.372271	21.21%	0	2004
	10.000000	14.332287	43.32%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.629924	26.30%	1,645	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.901138	17.160035	7.92%	0	2005
	13.696109	15.901138	16.10%	0	2004
	10.000000	13.696109	36.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.466910	12.370668	7.88%	147	2005
	10.000000	11.466910	14.67%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.746350	-2.54%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.397061	3.97%	458	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.803603	12.840388	0.29%	44	2005
	11.872754	12.803603	7.84%	0	2004
	10.000000	11.872754	18.73%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.599967	25.406901	29.63%	0	2005
	16.614545	19.599967	17.97%	0	2004
	10.000000	16.614545	66.15%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.696090	15.179352	29.78%	5,457	2005
	10.000000	11.696090	16.96%	0	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.772628	18.201963	8.52%	0	2005
	14.179440	16.772628	18.29%	0	2004
	10.000000	14.179440	41.79%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.520792	15.388553	5.98%	0	2005
	13.782051	14.520792	5.36%	0	2004
	10.000000	13.782051	37.82%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.808944	10.399656	6.02%	0	2005
	10.000000	9.808944	-1.91%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.511083	15.076196	-2.80%	0	2005
	15.221842	15.511083	1.90%	0	2004
	10.000000	15.221842	52.22%	0	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.814081	10.510879	-2.80%	0	2005
	10.000000	10.814081	8.14%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.710171	16.341213	4.02%	0	2005
	12.379670	15.710171	26.90%	0	2004
	10.000000	12.379670	23.80%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.131190	10.247946	1.15%	9,365	2005
	10.016466	10.131190	1.15%	9,250	2004
	10.000000	10.016466	0.16%	0	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.962542	11.093530	1.19%	4,742	2005
	10.694430	10.962542	2.51%	8,764	2004
	10.000000	10.694430	6.94%	435	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.973403	12.254779	2.35%	34,557	2005
	11.407324	11.973403	4.96%	25,512	2004
	10.000000	11.407324	14.07%	17,477	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.057801	13.474435	3.19%	195,898	2005
	12.170466	13.057801	7.29%	110,559	2004
	10.000000	12.170466	21.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.277204	14.974431	4.88%	317,300	2005
	13.003440	14.277204	9.80%	162,504	2004
	10.000000	13.003440	30.03%	11,970	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.269138	16.143361	5.73%	164,310	2005
	13.671080	15.269138	11.69%	144,883	2004
	10.000000	13.671080	36.71%	3,045	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.138683	15.179239	7.36%	3,959	2005
	12.528665	14.138683	12.85%	1,448	2004
	10.000000	12.528665	25.29%	0	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.742408	9.797849	0.57%	14,145	2005
	9.866252	9.742408	-1.26%	12,146	2004
	10.000000	9.866252	-1.34%	7,360	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.029076	14.709754	4.85%	1,322	2005
	13.076000	14.029076	7.29%	1,147	2004
	10.000000	13.076000	30.76%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.325331	17.862538	9.42%	800	2005
	14.868058	16.325331	9.80%	808	2004
	10.000000	14.868058	48.68%	0	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.115262	17.646394	9.50%	0	2005
	13.710396	16.115262	17.54%	0	2004
	10.000000	13.710396	37.10%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.429957	12.517575	9.52%	147	2005
	10.000000	11.429957	14.30%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.163229	17.748516	9.81%	64,553	2005
	14.258318	16.163229	13.36%	53,003	2004
	10.000000	14.258318	42.58%	20,817	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.176647	16.016489	5.53%	0	2005
	13.691297	15.176647	10.85%	0	2004
	10.000000	13.691297	36.91%	0	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.082471	19.212316	0.68%	4,257	2005
	16.651575	19.082471	14.60%	0	2004
	10.000000	16.651575	66.52%	0	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	16.982135	18.632321	9.72%	222	2005
	14.595763	16.982135	16.35%	0	2004
	10.000000	14.595763	45.96%	0	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.557110	15.841252	1.83%	3,819	2005
	13.564975	15.557110	14.69%	329	2004
	10.000000	13.564975	35.65%	0	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.342216	11.352549	0.09%	0	2005
	10.869371	11.342216	4.35%	0	2004
	10.000000	10.869371	8.69%	0	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.171323	12.835888	5.46%	325	2005
	11.474432	12.171323	6.07%	407	2004
	10.000000	11.474432	14.74%	444	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.333356	15.803415	10.26%	4,954	2005
	12.404395	14.333356	15.55%	5,050	2004
	10.000000	12.404395	24.04%	4,282	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.658394	21.530106	29.24%	0	2005
	14.329271	16.658394	16.25%	0	2004
	10.000000	14.329271	43.29%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.340105	14.665093	29.32%	0	2005
	10.000000	11.340105	13.40%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.960361	15.167281	8.65%	1,362	2005
	12.133402	13.960361	15.06%	596	2004
	10.000000	12.133402	21.33%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.409185	13.690268	2.10%	1,438	2005
	12.561188	13.409185	6.75%	603	2004
	10.000000	12.561188	25.61%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.676237	15.305948	4.29%	8,473	2005
	13.048782	14.676237	12.47%	6,721	2004
	10.000000	13.048782	30.49%	5,760	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.785157	14.902574	0.79%	0	2005
	13.492076	14.785157	9.58%	0	2004
	10.000000	13.492076	34.92%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.590165	15.90%	2,061	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.884739	9.822401	-0.63%	5,308	2005
	10.013601	9.884739	-1.29%	599	2004
	10.000000	10.013601	0.14%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.211453	15.789820	11.11%	126	2005
	12.503945	14.211453	13.66%	126	2004
	10.000000	12.503945	25.04%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.503106	15.03%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.542257	14.175083	4.67%	2,365	2005
	12.204855	13.542257	10.96%	852	2004
	10.000000	12.204855	22.05%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.188733	14.574517	2.72%	14,209	2005
	13.586785	14.188733	4.43%	5,220	2004
	10.000000	13.586785	35.87%	1,621	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.483888	12.829390	11.72%	0	2005
	10.000000	11.483888	14.84%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.541465	19.598892	11.73%	0	2005
	15.064518	17.541465	16.44%	0	2004
	10.000000	15.064518	50.65%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.827384	12.817079	-0.08%	152	2005
	12.044132	12.827384	6.50%	0	2004
	10.000000	12.044132	20.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.950757	14.450104	3.58%	9,523	2005
	13.049268	13.950757	6.91%	8,684	2004
	10.000000	13.049268	30.49%	5,439	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.556599	18.868546	7.47%	28	2005
	15.039396	17.556599	16.74%	0	2004
	10.000000	15.039396	50.39%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.337274	13.747700	3.08%	1,277	2005
	12.254650	13.337274	8.83%	1,238	2004
	10.000000	12.254650	22.55%	211	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.366828	15.789756	9.90%	0	2005
	12.623059	14.366828	13.81%	0	2004
	10.000000	12.623059	26.23%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.027836	12.452706	3.53%	1,123	2005
	11.691158	12.027836	2.88%	1,147	2004
	10.000000	11.691158	16.91%	110	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.160740	11.61%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.491870	4.92%	2,375	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.989630	-0.10%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.270946	10.456755	1.81%	4,275	2005
	10.075530	10.270946	1.94%	1,612	2004
	10.000000	10.075530	0.76%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.493469	14.821686	9.84%	0	2005
	12.514501	13.493469	7.82%	0	2004
	10.000000	12.514501	25.15%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.906714	20.479033	14.37%	4,221	2005
	13.435027	17.906714	33.28%	0	2004
	10.000000	13.435027	34.35%	0	2003*

Additional Contract Options Elected (Total 2.10%)
(Variable account charges of 2.10% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.169376	15.657871	3.22%	52	2005
	13.979518	15.169376	8.51%	53	2004
	10.000000	13.979518	39.80%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.824911	14.696550	6.30%	29	2005
	13.280420	13.824911	4.10%	29	2004
	10.000000	13.280420	32.80%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.661763	16.754692	6.98%	0	2005
	13.878517	15.661763	12.85%	0	2004
	10.000000	13.878517	38.79%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.810710	15.167034	2.41%	0	2005
	13.601946	14.810710	8.89%	0	2004
	10.000000	13.601946	36.02%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.137935	17.891791	4.40%	0	2005
	14.701271	17.137935	16.57%	0	2004
	10.000000	14.701271	47.01%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.749211	15.092690	2.33%	0	2005
	13.382710	14.749211	10.21%	0	2004
	10.000000	13.382710	33.83%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.497488	16.054265	10.74%	0	2005
	12.902120	14.497488	12.37%	0	2004
	10.000000	12.902120	29.02%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.201820	12.390106	10.61%	0	2005
	10.000000	11.201820	12.02%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.149040	11.49%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.027081	14.004540	-0.16%	0	2005
	12.955910	14.027081	8.27%	0	2004
	10.000000	12.955910	29.56%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.096644	15.498037	2.66%	398	2005
	13.506024	15.096644	11.78%	398	2004
	10.000000	13.506024	35.06%	372	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.295864	12.96%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.710117	10.649676	-0.56%	0	2005
	10.339077	10.710117	3.59%	0	2004
	10.000000	10.339077	3.39%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.274245	18.135933	4.99%	0	2005
	14.476466	17.274245	19.33%	0	2004
	10.000000	14.476466	44.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.286350	14.607347	2.25%	28	2005
	13.223766	14.286350	8.04%	28	2004
	10.000000	13.223766	32.24%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.924440	13.174846	1.94%	30	2005
	12.597418	12.924440	2.60%	30	2004
	10.000000	12.597418	25.97%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.897335	15.395830	3.35%	0	2005
	13.703275	14.897335	8.71%	0	2004
	10.000000	13.703275	37.03%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.190535	14.556952	2.58%	0	2005
	13.237204	14.190535	7.20%	0	2004
	10.000000	13.237204	32.37%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.513275	13.454576	-0.43%	0	2005
	12.886877	13.513275	4.86%	0	2004
	10.000000	12.886877	28.87%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.307707	10.191431	-1.13%	24	2005
	10.190502	10.307707	1.15%	24	2004
	10.000000	10.190502	1.91%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.847432	15.346286	3.36%	369	2005
	13.634249	14.847432	8.90%	369	2004
	10.000000	13.634249	36.34%	369	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.907364	14.365402	3.29%	0	2005
	13.775565	13.907364	0.96%	0	2004
	10.000000	13.775565	37.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.323571	18.983665	16.30%	0	2005
	14.714552	16.323571	10.93%	0	2004
	10.000000	14.714552	47.15%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.977423	12.761915	16.26%	0	2005
	10.000000	10.977423	9.77%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.988674	17.117834	14.21%	27	2005
	13.294731	14.988674	12.74%	27	2004
	10.000000	13.294731	32.95%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.453517	10.428513	-0.24%	24	2005
	10.248354	10.453517	2.00%	24	2004
	10.000000	10.248354	2.48%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.402840	20.108230	15.55%	24	2005
	14.259951	17.402840	22.04%	24	2004
	10.000000	14.259951	42.60%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.445047	18.497060	0.28%	54	2005
	16.550196	18.445047	11.45%	54	2004
	10.000000	16.550196	65.50%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.645340	6.45%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.950625	9.51%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.157822	11.58%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.325902	33.26%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.243111	14.422662	1.26%	736	2005
	13.106978	14.243111	8.67%	736	2004
	10.000000	13.106978	31.07%	561	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.355641	18.481973	6.49%	0	2005
	14.325876	17.355641	21.15%	0	2004
	10.000000	14.325876	43.26%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.625657	26.26%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.885923	17.134893	7.86%	0	2005
	13.689987	15.885923	16.04%	0	2004
	10.000000	13.689987	36.90%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.463043	12.360206	7.83%	0	2005
	10.000000	11.463043	14.63%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.743053	-2.57%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.791328	12.821551	0.24%	0	2005
	11.867438	12.791328	7.79%	0	2004
	10.000000	11.867438	18.67%	0	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.393547	3.94%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.581218	25.369691	29.56%	0	2005
	16.607127	19.581218	17.91%	0	2004
	10.000000	16.607127	66.07%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.692144	15.166512	29.72%	0	2005
	10.000000	11.692144	16.92%	0	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.756592	18.175308	8.47%	0	2005
	14.173106	16.756592	18.23%	0	2004
	10.000000	14.173106	41.73%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.506896	15.365995	5.92%	0	2005
	13.775899	14.506896	5.31%	0	2004
	10.000000	13.775899	37.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.805625	10.390835	5.97%	0	2005
	10.000000	9.805625	-1.94%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.496259	15.054117	-2.85%	0	2005
	15.215054	15.496259	1.85%	0	2004
	10.000000	15.215054	52.15%	0	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.810426	10.501984	-2.85%	0	2005
	10.000000	10.810426	8.10%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.695131	16.317267	3.96%	0	2005
	12.374127	15.695131	26.84%	0	2004
	10.000000	12.374127	23.74%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.121481	10.232910	1.10%	0	2005
	10.011977	10.121481	1.09%	0	2004
	10.000000	10.011977	0.12%	0	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.952061	11.077275	1.14%	0	2005
	10.689651	10.952061	2.45%	0	2004
	10.000000	10.689651	6.90%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.961955	12.236824	2.30%	935	2005
	11.402220	11.961955	4.91%	937	2004
	10.000000	11.402220	14.02%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.045291	13.454683	3.14%	5,251	2005
	12.165025	13.045291	7.24%	3,724	2004
	10.000000	12.165025	21.65%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.263556	14.952516	4.83%	21,918	2005
	12.997638	14.263556	9.74%	10,918	2004
	10.000000	12.997638	29.98%	0	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.254530	16.119705	5.67%	18,677	2005
	13.664970	15.254530	11.63%	1,316	2004
	10.000000	13.664970	36.65%	0	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.126658	15.158623	7.31%	39	2005
	12.524401	14.126658	12.79%	39	2004
	10.000000	12.524401	25.24%	0	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.732884	9.783288	0.52%	0	2005
	9.861643	9.732884	-1.31%	0	2004
	10.000000	9.861643	-1.38%	0	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.015661	14.688209	4.80%	0	2005
	13.070163	14.015661	7.23%	0	2004
	10.000000	13.070163	30.70%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.309718	17.836384	9.36%	0	2005
	14.861422	16.309718	9.75%	0	2004
	10.000000	14.861422	48.61%	0	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.101549	17.622408	9.45%	0	2005
	13.705719	16.101549	17.48%	0	2004
	10.000000	13.705719	37.06%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.426098	12.506971	9.46%	0	2005
	10.000000	11.426098	14.26%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.147774	17.722533	9.75%	536	2005
	14.251954	16.147774	13.30%	536	2004
	10.000000	14.251954	42.52%	536	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.162120	15.993016	5.48%	0	2005
	13.685172	15.162120	10.79%	0	2004
	10.000000	13.685172	36.85%	0	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.064233	19.184190	0.63%	0	2005
	16.644152	19.064233	14.54%	0	2004
	10.000000	16.644152	66.44%	0	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	16.965887	18.605026	9.66%	0	2005
	14.589240	16.965887	16.29%	0	2004
	10.000000	14.589240	45.89%	0	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.542219	15.818035	1.77%	0	2005
	13.558912	15.542219	14.63%	0	2004
	10.000000	13.558912	35.59%	0	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.331349	11.335904	0.04%	0	2005
	10.864513	11.331349	4.30%	0	2004
	10.000000	10.864513	8.65%	0	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.159675	12.817080	5.41%	0	2005
	11.469301	12.159675	6.02%	0	2004
	10.000000	11.469301	14.69%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.319641	15.780255	10.20%	0	2005
	12.398860	14.319641	15.49%	0	2004
	10.000000	12.398860	23.99%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.642455	21.498566	29.18%	0	2005
	14.322870	16.642455	16.19%	0	2004
	10.000000	14.322870	43.23%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.336265	14.652679	29.25%	0	2005
	10.000000	11.336265	13.36%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.948481	15.146668	8.59%	0	2005
	12.129267	13.948481	15.00%	0	2004
	10.000000	12.129267	21.29%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.396381	13.670234	2.04%	0	2005
	12.555586	13.396381	6.70%	0	2004
	10.000000	12.555586	25.56%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.662186	15.283513	4.24%	64	2005
	13.042944	14.662186	12.41%	64	2004
	10.000000	13.042944	30.43%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.771022	14.880759	0.74%	0	2005
	13.486046	14.771022	9.53%	0	2004
	10.000000	13.486046	34.86%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.586254	15.86%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.875283	9.808011	-0.68%	0	2005
	10.009117	9.875283	-1.34%	0	2004
	10.000000	10.009117	0.09%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.196939	15.765674	11.05%	0	2005
	12.497552	14.196939	13.60%	0	2004
	10.000000	12.497552	24.98%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.499217	14.99%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.530734	14.155819	4.62%	0	2005
	12.200696	13.530734	10.90%	0	2004
	10.000000	12.200696	22.01%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.175158	14.553156	2.67%	121	2005
	13.580709	14.175158	4.38%	121	2004
	10.000000	13.580709	35.81%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.480022	12.818539	11.66%	0	2005
	10.000000	11.480022	14.80%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.524692	19.570190	11.67%	0	2005
	15.057803	17.524692	16.38%	0	2004
	10.000000	15.057803	50.58%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.815119	12.798301	-0.13%	0	2005
	12.038753	12.815119	6.45%	0	2004
	10.000000	12.038753	20.39%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.937408	14.428937	3.53%	57	2005
	13.043437	13.937408	6.85%	57	2004
	10.000000	13.043437	30.43%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.539795	18.840893	7.42%	0	2005
	15.032668	17.539795	16.68%	0	2004
	10.000000	15.032668	50.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.325915	13.729004	3.02%	60	2005
	12.250469	13.325915	8.78%	60	2004
	10.000000	12.250469	22.50%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.354586	15.768278	9.85%	0	2005
	12.618741	14.354586	13.76%	0	2004
	10.000000	12.618741	26.19%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.017602	12.435784	3.48%	0	2005
	11.687170	12.017602	2.83%	0	2004
	10.000000	11.687170	16.87%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.156957	11.57%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.488312	4.88%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.986248	-0.14%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.262197	10.442533	1.76%	0	2005
	10.072087	10.262197	1.89%	0	2004
	10.000000	10.072087	0.72%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.479698	14.799035	9.79%	0	2005
	12.508112	13.479698	7.77%	0	2004
	10.000000	12.508112	25.08%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.888439	20.447719	14.31%	0	2005
	13.428167	17.888439	33.22%	0	2004
	10.000000	13.428167	34.28%	0	2003*

Additional Contract Options Elected (Total 2.15%)
(Variable account charges of 2.15% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.154843	15.634921	3.17%	476	2005
	13.973260	15.154843	8.46%	398	2004
	10.000000	13.973260	39.73%	395	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.811672	14.675018	6.25%	649	2005
	13.274481	13.811672	4.05%	684	2004
	10.000000	13.274481	32.74%	444	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.646757	16.730117	6.92%	423	2005
	13.872301	15.646757	12.79%	423	2004
	10.000000	13.872301	38.72%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.796522	15.144788	2.35%	310	2005
	13.595858	14.796522	8.83%	324	2004
	10.000000	13.595858	35.96%	337	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.121537	17.865579	4.35%	0	2005
	14.694707	17.121537	16.51%	0	2004
	10.000000	14.694707	46.95%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.735099	15.070569	2.28%	0	2005
	13.376738	14.735099	10.15%	0	2004
	10.000000	13.376738	33.77%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.483602	16.030720	10.68%	0	2005
	12.896357	14.483602	12.31%	0	2004
	10.000000	12.896357	28.96%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.198030	12.379603	10.55%	0	2005
	10.000000	11.198030	11.98%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.145263	11.45%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.013659	13.984018	-0.21%	233	2005
	12.950120	14.013659	8.21%	102	2004
	10.000000	12.950120	29.50%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.082206	15.475336	2.61%	716	2005
	13.499986	15.082206	11.72%	342	2004
	10.000000	13.499986	35.00%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.292036	12.92%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.699178	10.633379	-0.61%	1,321	2005
	10.333794	10.699178	3.54%	1,258	2004
	10.000000	10.333794	3.34%	1,225	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.257706	18.109345	4.93%	0	2005
	14.469996	17.257706	19.27%	0	2004
	10.000000	14.469996	44.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.272677	14.585941	2.19%	1,278	2005
	13.217847	14.272677	7.98%	1,254	2004
	10.000000	13.217847	32.18%	419	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.912068	13.155529	1.89%	0	2005
	12.591796	12.912068	2.54%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.883101	15.373292	3.29%	0	2005
	13.697160	14.883101	8.66%	0	2004
	10.000000	13.697160	36.97%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.176948	14.535598	2.53%	245	2005
	13.231281	14.176948	7.15%	242	2004
	10.000000	13.231281	32.31%	239	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.500348	13.434856	-0.49%	0	2005
	12.881115	13.500348	4.81%	0	2004
	10.000000	12.881115	28.81%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.297824	10.176471	-1.18%	2,951	2005
	10.185940	10.297824	1.10%	1,157	2004
	10.000000	10.185940	1.86%	710	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.833235	15.323812	3.31%	8,503	2005
	13.628173	14.833235	8.84%	981	2004
	10.000000	13.628173	36.28%	175	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.894056	14.344339	3.24%	677	2005
	13.769405	13.894056	0.91%	676	2004
	10.000000	13.769405	37.69%	229	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.307938	18.955829	16.24%	0	2005
	14.707983	16.307938	10.88%	0	2004
	10.000000	14.707983	47.08%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.973711	12.751104	16.20%	0	2005
	10.000000	10.973711	9.74%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.974331	17.092751	14.15%	17,655	2005
	13.288795	14.974331	12.68%	3,397	2004
	10.000000	13.288795	32.89%	335	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.443492	10.413201	-0.29%	6,674	2005
	10.243758	10.443492	1.95%	1,173	2004
	10.000000	10.243758	2.44%	708	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.386188	20.078761	15.49%	9,101	2005
	14.253575	17.386188	21.98%	4,514	2004
	10.000000	14.253575	42.54%	223	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.427397	18.469952	0.23%	2,308	2005
	16.542802	18.427397	11.39%	351	2004
	10.000000	16.542802	65.43%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.641737	6.42%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.946916	9.47%	29,642	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.154054	11.54%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.321401	33.21%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.229461	14.401495	1.21%	8,998	2005
	13.101116	14.229461	8.61%	5,666	2004
	10.000000	13.101116	31.01%	868	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.339029	18.454862	6.44%	0	2005
	14.319472	17.339029	21.09%	0	2004
	10.000000	14.319472	43.19%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.621376	26.21%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.870724	17.109780	7.81%	0	2005
	13.683872	15.870724	15.98%	0	2004
	10.000000	13.683872	36.84%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.459180	12.349740	7.77%	4,093	2005
	10.000000	11.459180	14.59%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.739759	-2.60%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.779081	12.802753	0.19%	0	2005
	11.862127	12.779081	7.73%	0	2004
	10.000000	11.862127	18.62%	0	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.390020	3.90%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.562478	25.332516	29.50%	0	2005
	16.599720	19.562478	17.85%	0	2004
	10.000000	16.599720	66.00%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.688190	15.153663	29.65%	0	2005
	10.000000	11.688190	16.88%	0	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.740547	18.148670	8.41%	0	2005
	14.166766	16.740547	18.17%	0	2004
	10.000000	14.166766	41.67%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.493011	15.343475	5.87%	0	2005
	13.769745	14.493011	5.25%	0	2004
	10.000000	13.769745	37.70%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.802313	10.382040	5.91%	0	2005
	10.000000	9.802313	-1.98%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.481415	15.032040	-2.90%	0	2005
	15.208252	15.481415	1.80%	0	2004*
	10.000000	15.208252	52.08%

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.806780	10.493088	-2.90%	0	2005
	10.000000	10.806780	8.07%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.680111	16.293354	3.91%	0	2005
	12.368587	15.680111	26.77%	0	2004
	10.000000	12.368587	23.69%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.111774	10.217896	1.05%	6,096	2005
	10.007485	10.111774	1.04%	139	2004
	10.000000	10.007485	0.07%	0	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.941575	11.061038	1.09%	9,123	2005
	10.684865	10.941575	2.40%	1,750	2004
	10.000000	10.684865	6.85%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.950488	12.218869	2.25%	42,317	2005
	11.397119	11.950488	4.86%	12,895	2004
	10.000000	11.397119	13.97%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.032810	13.434960	3.09%	177,061	2005
	12.159586	13.032810	7.18%	76,929	2004
	10.000000	12.159586	21.60%	48,742	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.249883	14.930572	4.78%	76,137	2005
	12.991820	14.249883	9.68%	48,348	2004
	10.000000	12.991820	29.92%	242	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.239947	16.096090	5.62%	84,039	2005
	13.658870	15.239947	11.58%	33,485	2004
	10.000000	13.658870	36.59%	0	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.114632	15.137999	7.25%	4,436	2005
	12.520133	14.114632	12.74%	384	2004
	10.000000	12.520133	25.20%	190	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.723367	9.768744	0.47%	4,258	2005
	9.857035	9.723367	-1.36%	1,077	2004
	10.000000	9.857035	-1.43%	1,015	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	14.002235	14.666668	4.75%	6,525	2005
	13.064320	14.002235	7.18%	0	2004
	10.000000	13.064320	30.64%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.294110	17.810240	9.30%	0	2005
	14.854786	16.294110	9.69%	0	2004
	10.000000	14.854786	48.55%	0	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.087846	17.598462	9.39%	0	2005
	13.701048	16.087846	17.42%	0	2004

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.422247	12.496392	9.40%	4,330	2005
	10.000000	11.422247	14.22%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.132305	17.696534	9.70%	599	2005
	14.245585	16.132305	13.24%	599	2004
	10.000000	14.245585	42.46%	0	2003*

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.147588	15.969547	5.43%	0	2005
	13.679047	15.147588	10.74%	0	2004
	10.000000	13.679047	36.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.046007	19.156088	0.58%	0	2005
	16.636732	19.046007	14.48%	0	2004
	10.000000	16.636732	66.37%	0	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	16.949645	18.577749	9.61%	926	2005
	14.582719	16.949645	16.23%	0	2004
	10.000000	14.582719	45.83%	0	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.527344	15.794855	1.72%	7,458	2005
	13.552853	15.527344	14.57%	435	2004
	10.000000	13.552853	35.53%	0	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.320492	11.319271	-0.01%	0	2005
	10.859641	11.320492	4.24%	0	2004
	10.000000	10.859641	8.60%	0	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.148022	12.798270	5.35%	0	2005
	11.464168	12.148022	5.97%	0	2004
	10.000000	11.464168	14.64%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.305940	15.757146	10.14%	0	2005
	12.393318	14.305940	15.43%	0	2004
	10.000000	12.393318	23.93%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.626520	21.467056	29.11%	0	2005
	14.316465	16.626520	16.14%	0	2004
	10.000000	14.316465	43.16%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.332440	14.640276	29.19%	0	2005
	10.000000	11.332440	13.32%	0	2004*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.936622	15.126077	8.53%	411	2005
	12.125134	13.936622	14.94%	429	2004
	10.000000	12.125134	21.25%	456	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.383547	13.650173	1.99%	536	2005
	12.549972	13.383547	6.64%	549	2004
	10.000000	12.549972	25.50%	537	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.648152	15.261111	4.18%	227	2005
	13.037116	14.648152	12.36%	98	2004
	10.000000	13.037116	30.37%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.756874	14.858935	0.69%	0	2005
	13.480020	14.756874	9.47%	0	2004
	10.000000	13.480020	34.80%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.582327	15.82%	6,551	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.865822	9.793625	-0.73%	590	2005
	10.004642	9.865822	-1.39%	0	2004
	10.000000	10.004642	0.05%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.182461	15.741576	10.99%	0	2005
	12.491184	14.182461	13.54%	0	2004
	10.000000	12.491184	24.91%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.495327	14.95%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.519222	14.136584	4.57%	11,544	2005
	12.196540	13.519222	10.84%	106	2004
	10.000000	12.196540	21.97%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.161597	14.531833	2.61%	1,394	2005
	13.574651	14.161597	4.32%	991	2004
	10.000000	13.574651	35.75%	441	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.476139	12.807689	11.60%	0	2005
	10.000000	11.476139	14.76%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.507912	19.541505	11.62%	0	2005
	15.051058	17.507912	16.32%	0	2004
	10.000000	15.051058	50.51%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.802848	12.779535	-0.18%	0	2005
	12.033375	12.802848	6.39%	0	2004
	10.000000	12.033375	20.33%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.924063	14.407783	3.47%	10,793	2005
	13.037602	13.924063	6.80%	4,253	2004
	10.000000	13.037602	30.38%	883	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.523041	18.813314	7.36%	910	2005
	15.025969	17.523041	16.62%	0	2004
	10.000000	15.025969	50.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.314578	13.710342	2.97%	344	2005
	12.246297	13.314578	8.72%	358	2004
	10.000000	12.246297	22.46%	374	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.342384	15.746846	9.79%	0	2005
	12.614446	14.342384	13.70%	0	2004
	10.000000	12.614446	26.14%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	12.007364	12.418857	3.43%	647	2005
	11.683193	12.007364	2.77%	649	2004
	10.000000	11.683193	16.83%	204	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.153183	11.53%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.484765	4.85%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.982867	-0.17%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.253466	10.428329	1.71%	5,522	2005
	10.068654	10.253466	1.84%	0	2004
	10.000000	10.068654	0.69%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.465936	14.776404	9.73%	0	2005
	12.501729	13.465936	7.71%	0	2004
	10.000000	12.501729	25.02%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.870195	20.416470	14.25%	0	2005
	13.421322	17.870195	33.15%	0	2004
	10.000000	13.421322	34.21%	0	2003*

Additional Contract Options Elected (Total 2.20%)
(Variable account charges of 2.20% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.140320	15.611970	3.12%	446	2005
	13.967012	15.140320	8.40%	176	2004
	10.000000	13.967012	39.67%	177	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.798435	14.653471	6.20%	703	2005
	13.268546	13.798435	3.99%	625	2004
	10.000000	13.268546	32.69%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.631772	16.705583	6.87%	597	2005
	13.866108	15.631772	12.73%	280	2004
	10.000000	13.866108	38.66%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.782348	15.122568	2.30%	0	2005
	13.589780	14.782348	8.78%	0	2004
	10.000000	13.589780	35.90%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.105145	17.839372	4.29%	0	2005
	14.688140	17.105145	16.46%	0	2004
	10.000000	14.688140	46.88%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.720985	15.048456	2.22%	0	2005
	13.370750	14.720985	10.10%	0	2004
	10.000000	13.370750	33.71%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.469742	16.007234	10.63%	0	2005
	12.890586	14.469742	12.25%	0	2004
	10.000000	12.890586	28.91%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.194239	12.369105	10.50%	0	2005
	10.000000	11.194239	11.94%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.141491	11.41%	76	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	14.000226	13.963502	-0.26%	3,034	2005
	12.944322	14.000226	8.16%	1,522	2004
	10.000000	12.944322	29.44%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.067753	15.452630	2.55%	2,014	2005
	13.493949	15.067753	11.66%	412	2004
	10.000000	13.493949	34.94%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.288221	12.88%	418	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.688249	10.617105	-0.67%	1,270	2005
	10.328516	10.688249	3.48%	0	2004
	10.000000	10.328516	3.29%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.241182	18.082798	4.88%	0	2005
	14.463524	17.241182	19.20%	0	2004
	10.000000	14.463524	44.64%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.259003	14.564544	2.14%	568	2005
	13.211949	14.259003	7.93%	568	2004
	10.000000	13.211949	32.12%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.899690	13.136216	1.83%	1,408	2005
	12.586152	12.899690	2.49%	609	2004
	10.000000	12.586152	25.86%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.868836	15.350735	3.24%	0	2005
	13.691033	14.868836	8.60%	0	2004
	10.000000	13.691033	36.91%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.163375	14.514297	2.48%	0	2005
	13.225371	14.163375	7.09%	0	2004
	10.000000	13.225371	32.25%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.487425	13.415167	-0.54%	0	2005
	12.875363	13.487425	4.75%	0	2004
	10.000000	12.875363	28.75%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.287941	10.161522	-1.23%	1,318	2005
	10.181373	10.287941	1.05%	1,266	2004
	10.000000	10.181373	1.81%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.819023	15.301338	3.25%	9,084	2005
	13.622069	14.819023	8.79%	1,757	2004
	10.000000	13.622069	36.22%	181	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.880736	14.323296	3.19%	2,163	2005
	13.763249	13.880736	0.85%	0	2004
	10.000000	13.763249	37.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.292325	18.928040	16.18%	0	2005
	14.701409	16.292325	10.82%	0	2004
	10.000000	14.701409	47.01%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.970005	12.740304	16.14%	0	2005
	10.000000	10.970005	9.70%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.959993	17.067705	14.09%	19,091	2005
	13.282857	14.959993	12.63%	747	2004
	10.000000	13.282857	32.83%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.433491	10.397935	-0.34%	6,744	2005
	10.239169	10.433491	1.90%	870	2004
	10.000000	10.239169	2.39%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.369523	20.049309	15.43%	5,778	2005
	14.247191	17.369523	21.92%	334	2004
	10.000000	14.247191	42.47%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.409756	18.442873	0.18%	4,137	2005
	16.535416	18.409756	11.34%	636	2004
	10.000000	16.535416	65.35%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.638142	6.38%	18,034	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.943211	9.43%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.150275	11.50%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.316891	33.17%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.215839	14.380383	1.16%	4,789	2005
	13.095257	14.215839	8.56%	1,275	2004
	10.000000	13.095257	30.95%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.322439	18.427835	6.38%	0	2005
	14.313081	17.322439	21.03%	0	2004
	10.000000	14.313081	43.13%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.617120	26.17%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.855521	17.084693	7.75%	0	2005
	13.677756	15.855521	15.92%	0	2004
	10.000000	13.677756	36.78%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.455300	12.339275	7.72%	2,420	2005
	10.000000	11.455300	14.55%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.736453	-2.64%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.766844	12.783973	0.13%	0	2005
	11.856822	12.766844	7.68%	0	2004
	10.000000	11.856822	18.57%	0	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.386510	3.87%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.543748	25.295383	29.43%	0	2005
	16.592292	19.543748	17.79%	0	2004
	10.000000	16.592292	65.92%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.684242	15.140838	29.58%	0	2005
	10.000000	11.684242	16.84%	0	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.724509	18.122046	8.36%	0	2005
	14.160433	16.724509	18.11%	0	2004
	10.000000	14.160433	41.60%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.479133	15.320972	5.81%	0	2005
	13.763583	14.479133	5.20%	0	2004
	10.000000	13.763583	37.64%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.798994	10.373238	5.86%	0	2005
	10.000000	9.798994	-2.01%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.466606	15.009998	-2.95%	0	2005
	15.201470	15.466606	1.74%	0	2004
	10.000000	15.201470	52.01%	0	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.803128	10.484198	-2.95%	0	2005
	10.000000	10.803128	8.03%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.665101	16.269459	3.86%	0	2005
	12.363062	15.665101	26.71%	0	2004
	10.000000	12.363062	23.63%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.102083	10.202901	1.00%	5,775	2005
	10.003007	10.102083	0.99%	0	2004
	10.000000	10.003007	0.03%	0	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.931075	11.044797	1.04%	0	2005
	10.680075	10.931075	2.35%	0	2004
	10.000000	10.680075	6.80%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.939034	12.200939	2.19%	21,613	2005
	11.392020	11.939034	4.80%	1,721	2004
	10.000000	11.392020	13.92%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.020330	13.415265	3.03%	101,413	2005
	12.154146	13.020330	7.13%	0	2004
	10.000000	12.154146	21.54%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.236242	14.908678	4.72%	115,785	2005
	12.986017	14.236242	9.63%	5,970	2004
	10.000000	12.986017	29.86%	0	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.225350	16.072489	5.56%	30,921	2005
	13.652762	15.225350	11.52%	0	2004
	10.000000	13.652762	36.53%	0	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.102601	15.117391	7.20%	3,522	2005
	12.515857	14.102601	12.68%	392	2004
	10.000000	12.515857	25.16%	0	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.713854	9.754214	0.42%	4,093	2005
	9.852427	9.713854	-1.41%	0	2004
	10.000000	9.852427	-1.48%	0	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	13.988830	14.645159	4.69%	4,422	2005
	13.058479	13.988830	7.12%	0	2004
	10.000000	13.058479	30.58%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.278496	17.784111	9.25%	480	2005
	14.848149	16.278496	9.63%	198	2004
	10.000000	14.848149	48.48%	0	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.074152	17.574518	9.33%	0	2005
	13.696378	16.074152	17.36%	0	2004
	10.000000	13.696378	36.96%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.418380	12.485805	9.35%	2,752	2005
	10.000000	11.418380	14.18%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.116870	17.670599	9.64%	1,511	2005
	14.239224	16.116870	13.19%	384	2004
	10.000000	14.239224	42.39%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.133108	15.946162	5.37%	0	2005
	13.672946	15.133108	10.68%	0	2004
	10.000000	13.672946	36.73%	0	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.027779	19.128017	0.53%	0	2005
	16.629294	19.027779	14.42%	0	2004
	10.000000	16.629294	66.29%	0	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	16.933419	18.550515	9.55%	665	2005
	14.576196	16.933419	16.17%	0	2004
	10.000000	14.576196	45.76%	0	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.512473	15.771695	1.67%	9,024	2005
	13.546787	15.512473	14.51%	232	2004
	10.000000	13.546787	35.47%	0	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.309640	11.302647	-0.06%	0	2005
	10.854785	11.309640	4.19%	0	2004
	10.000000	10.854785	8.55%	0	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.136389	12.779504	5.30%	0	2005
	11.459039	12.136389	5.91%	0	2004
	10.000000	11.459039	14.59%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.292242	15.734038	10.09%	0	2005
	12.387775	14.292242	15.37%	0	2004
	10.000000	12.387775	23.88%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.610606	21.435594	29.05%	0	2005
	14.310066	16.610606	16.08%	0	2004
	10.000000	14.310066	43.10%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.328611	14.627892	29.12%	0	2005
	10.000000	11.328611	13.29%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.924752	15.105508	8.48%	0	2005
	12.121002	13.924752	14.88%	0	2004
	10.000000	12.121002	21.21%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.370721	13.630148	1.94%	2,722	2005
	12.544352	13.370721	6.59%	1,933	2004
	10.000000	12.544352	25.44%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.634123	15.238732	4.13%	1,136	2005
	13.031295	14.634123	12.30%	763	2004
	10.000000	13.031295	30.31%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.742745	14.837159	0.64%	0	2005
	13.473997	14.742745	9.42%	0	2004
	10.000000	13.473997	34.74%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.578406	15.78%	3,589	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.856350	9.779236	-0.78%	0	2005
	10.000161	9.856350	-1.44%	0	2004
	10.000000	10.000161	0.00%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.167975	15.717498	10.94%	0	2005
	12.484801	14.167975	13.48%	0	2004
	10.000000	12.484801	24.85%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.491443	14.91%	965	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.507699	14.117328	4.51%	5,080	2005
	12.192378	13.507699	10.79%	0	2004
	10.000000	12.192378	21.92%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.148029	14.510512	2.56%	876	2005
	13.568575	14.148029	4.27%	495	2004
	10.000000	13.568575	35.69%	243	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.472268	12.796845	11.55%	0	2005
	10.000000	11.472268	14.72%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.491164	19.512863	11.56%	0	2005
	15.044342	17.491164	16.26%	0	2004
	10.000000	15.044342	50.44%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.790585	12.760792	-0.23%	0	2005
	12.027994	12.790585	6.34%	0	2004
	10.000000	12.027994	20.28%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.910733	14.386668	3.42%	5,413	2005
	13.031782	13.910733	6.74%	0	2004
	10.000000	13.031782	30.32%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.506257	18.785740	7.31%	658	2005
	15.019254	17.506257	16.56%	0	2004
	10.000000	15.019254	50.19%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.303242	13.691687	2.92%	313	2005
	12.242120	13.303242	8.67%	0	2004
	10.000000	12.242120	22.42%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.330153	15.725403	9.74%	0	2005
	12.610138	14.330153	13.64%	0	2004
	10.000000	12.610138	26.10%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.997140	12.401960	3.37%	0	2005
	11.679205	11.997140	2.72%	0	2004
	10.000000	11.679205	16.79%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.149416	11.49%	239	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.481218	4.81%	2,654	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.979484	-0.21%	4,239	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.244725	10.414131	1.65%	4,945	2005
	10.065212	10.244725	1.78%	0	2004
	10.000000	10.065212	0.65%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.452188	14.753788	9.68%	0	2005
	12.495350	13.452188	7.66%	0	2004
	10.000000	12.495350	24.95%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.851966	20.385267	14.19%	0	2005
	13.414471	17.851966	33.08%	0	2004
	10.000000	13.414471	34.14%	0	2003*

Additional Contract Options Elected (Total 2.25%)
(Variable account charges of 2.25% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.125803	15.589066	3.06%	371	2005
	13.960755	15.125803	8.35%	372	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.785215	14.631974	6.14%	56	2005
	13.262608	13.785215	3.94%	1,028	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.616805	16.681086	6.81%	0	2005
	13.859914	15.616805	12.68%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.768184	15.100376	2.25%	0	2005
	13.583697	14.768184	8.72%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.088763	17.813215	4.24%	0	2005
	14.681572	17.088763	16.40%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.706867	15.026376	2.17%	0	2005
	13.364767	14.706867	10.04%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.455842	15.983698	10.57%	0	2005
	12.884802	14.455842	12.19%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.190461	12.358625	10.44%	0	2005
	10.000000	11.190461	11.90%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.137716	11.38%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.986805	13.943008	-0.31%	1,707	2005
	12.938529	13.986805	8.10%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.053310	15.429951	2.50%	514	2005
	13.487906	15.053310	11.61%	1,844	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.284397	12.84%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.677319	10.600839	-0.72%	1,366	2005
	10.323232	10.677319	3.43%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.224664	18.056269	4.83%	0	2005
	14.457054	17.224664	19.14%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.245346	14.543176	2.09%	542	2005
	13.206031	14.245346	7.87%	56	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.887330	13.116943	1.78%	72	2005
	12.580524	12.887330	2.44%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.854584	15.328203	3.19%	0	2005
	13.684904	14.854584	8.55%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.149785	14.492978	2.43%	0	2005
	13.219446	14.149785	7.04%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.474483	13.395459	-0.59%	0	2005
	12.869591	13.474483	4.70%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.278083	10.146617	-1.28%	4,847	2005
	10.176817	10.278083	1.00%	2,474	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.804807	15.278856	3.20%	6,338	2005
	13.615971	14.804807	8.73%	79	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.867441	14.302283	3.14%	0	2005
	13.757097	13.867441	0.80%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.276733	18.900290	16.12%	0	2005
	14.694842	16.276733	10.76%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.966288	12.729500	16.08%	0	2005
	10.000000	10.966288	9.66%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.945652	17.042648	14.03%	9,040	2005
	13.276904	14.945652	12.57%	5,119	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.423463	10.382638	-0.39%	70	2005
	10.234577	10.423463	1.85%	1,234	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.352899	20.019919	15.37%	9,897	2005
	14.240827	17.352899	21.85%	5,194	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.392126	18.415809	0.13%	102	2005
	16.528025	18.392126	11.28%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.634532	6.35%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.939506	9.40%	173	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.146499	11.46%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.312384	33.12%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.202226	14.359300	1.11%	2,379	2005
	13.089401	14.202226	8.50%	6,911	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.305842	18.400805	6.33%	0	2005
	14.306677	17.305842	20.96%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.612849	26.13%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.840330	17.059617	7.70%	0	2005
	13.671628	15.840330	15.86%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.451436	12.328820	7.66%	0	2005
	10.000000	11.451436	14.51%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.733150	-2.67%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.754602	12.765207	0.08%	0	2005
	11.851518	12.754602	7.62%	0	2004

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.382986	3.83%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.525024	25.258281	29.36%	0	2005
	16.584878	19.525024	17.73%	0	2004

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.680295	15.128016	29.52%	0	2005
	10.000000	11.680295	16.80%	0	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.708483	18.095448	8.30%	0	2005
	14.154096	16.708483	18.05%	0	2004

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.465240	15.298461	5.76%	0	2005
	13.757420	14.465240	5.15%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.795682	10.364450	5.81%	0	2005
	10.000000	9.795682	-2.04%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.451782	14.987967	-3.00%	0	2005
	15.194664	15.451782	1.69%	0	2004

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.799472	10.475317	-3.00%	0	2005
	10.000000	10.799472	7.99%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.650079	16.245578	3.81%	0	2005
	12.357521	15.650079	26.64%	0	2004

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.092398	10.187930	0.95%	2,404	2005
	9.998525	10.092398	0.94%	71	2004

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.920596	11.028581	0.99%	7,324	2005
	10.675292	10.920596	2.30%	3,141	2004

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.927596	12.183035	2.14%	7,011	2005
	11.386917	11.927596	4.75%	91	2004

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	13.007846	13.395569	2.98%	44,151	2005
	12.148707	13.007846	7.07%	24,691	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.222590	14.886787	4.67%	15,154	2005
	12.980195	14.222590	9.57%	6,871	2004

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.210756	16.048897	5.51%	11,206	2005
	13.646654	15.210756	11.46%	11,210	2004

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.090577	15.096810	7.14%	2,297	2005
	12.511587	14.090577	12.62%	587	2004

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.704345	9.739697	0.36%	1,457	2005
	9.847816	9.704345	-1.46%	0	2004

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	13.975414	14.623648	4.64%	0	2005
	13.052629	13.975414	7.07%	0	2004

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.262915	17.758041	9.19%	0	2005
	14.841506	16.262915	9.58%	858	2004

GVIT GVIT International Value Fund: Class II - Q/NQ	16.060464	17.550599	9.28%	0	2005
	13.691710	16.060464	17.30%	0	2004

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.414522	12.475221	9.29%	0	2005
	10.000000	11.414522	14.15%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.101426	17.644672	9.58%	26	2005
	14.232843	16.101426	13.13%	26	2004

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.118582	15.922746	5.32%	0	2005
	13.666814	15.118582	10.62%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	19.009541	19.099944	0.48%	0	2005
	16.621856	19.009541	14.36%	0	2004

GVIT GVIT Small Company Fund: Class II - Q/NQ	16.917200	18.523315	9.49%	0	2005
	14.569685	16.917200	16.11%	0	2004

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.497598	15.748527	1.62%	1,512	2005
	13.540723	15.497598	14.45%	0	2004

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.298800	11.286066	-0.11%	0	2005
	10.849921	11.298800	4.14%	0	2004

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.124747	12.760732	5.25%	0	2005
	11.453904	12.124747	5.86%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.278499	15.710899	10.03%	0	2005
	12.382203	14.278499	15.31%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.594691	21.404153	28.98%	0	2005
	14.303663	16.594691	16.02%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.324784	14.615497	29.06%	0	2005
	10.000000	11.324784	13.25%	0	2004*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.912886	15.084946	8.42%	0	2005
	12.116869	13.912886	14.82%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.357900	13.610137	1.89%	27	2005
	12.538735	13.357900	6.53%	27	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.620099	15.216368	4.08%	1,570	2005
	13.025451	14.620099	12.24%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.728616	14.815381	0.59%	0	2005
	13.467966	14.728616	9.36%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.574497	15.74%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.846906	9.764882	-0.83%	9,917	2005
	9.995678	9.846906	-1.49%	0	2004

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.153500	15.693430	10.88%	0	2005
	12.478426	14.153500	13.42%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.487543	14.88%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.496185	14.098104	4.46%	64	2005
	12.188212	13.496185	10.73%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.134491	14.489237	2.51%	9,671	2005
	13.562508	14.134491	4.22%	2,739	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.468391	12.786011	11.49%	0	2005
	10.000000	11.468391	14.68%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.474413	19.484250	11.50%	0	2005
	15.037620	17.474413	16.20%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.778313	12.742044	-0.28%	0	2005
	12.022598	12.778313	6.29%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.897389	14.365531	3.37%	1,397	2005
	13.025936	13.897389	6.69%	2,034	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.489490	18.758181	7.25%	0	2005
	15.012537	17.489490	16.50%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.291895	13.673036	2.87%	0	2005
	12.237939	13.291895	8.61%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.317960	15.704009	9.68%	0	2005
	12.605837	14.317960	13.58%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.986914	12.385068	3.32%	67	2005
	11.675220	11.986914	2.67%	67	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.145643	11.46%	241	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.477665	4.78%	505	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.976101	-0.24%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.235988	10.399944	1.60%	61	2005
	10.061769	10.235988	1.73%	35	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.438445	14.731199	9.62%	0	2005
	12.488971	13.438445	7.60%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.833735	20.354072	14.13%	0	2005
	13.407628	17.833735	33.01%	0	2004

Additional Contract Options Elected (Total 2.30%)
(Variable account charges of 2.30% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.111304	15.566165	3.01%	1,630	2005
	13.954516	15.111304	8.29%	280	2004
	10.000000	13.954516	39.55%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.772007	14.610497	6.09%	1,398	2005
	13.256686	13.772007	3.89%	1,403	2004
	10.000000	13.256686	32.57%	530	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.601818	16.656569	6.76%	0	2005
	13.853695	15.601818	12.62%	0	2004
	10.000000	13.853695	38.54%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.754015	15.078192	2.20%	405	2005
	13.577608	14.754015	8.66%	427	2004
	10.000000	13.577608	35.78%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.072377	17.787053	4.19%	0	2005
	14.674992	17.072377	16.34%	0	2004
	10.000000	14.674992	46.75%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.692774	15.004311	2.12%	0	2005
	13.358781	14.692774	9.99%	0	2004
	10.000000	13.358781	33.59%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.442011	15.960264	10.51%	0	2005
	12.879046	14.442011	12.14%	0	2004
	10.000000	12.879046	28.79%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.186668	12.348132	10.38%	0	2005
	10.000000	11.186668	11.87%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.133943	11.34%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.973396	13.922532	-0.36%	0	2005
	12.932735	13.973396	8.05%	0	2004
	10.000000	12.932735	29.33%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.038867	15.407286	2.45%	282	2005
	13.481870	15.038867	11.55%	0	2004
	10.000000	13.481870	34.82%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.280569	12.81%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.666402	10.584599	-0.77%	0	2005
	10.317953	10.666402	3.38%	0	2004
	10.000000	10.317953	3.18%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.208156	18.029765	4.77%	0	2005
	14.450589	17.208156	19.08%	0	2004
	10.000000	14.450589	44.51%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.231683	14.521814	2.04%	2,004	2005
	13.200110	14.231683	7.81%	2,006	2004
	10.000000	13.200110	32.00%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.874963	13.097671	1.73%	0	2005
	12.574887	12.874963	2.39%	0	2004
	10.000000	12.574887	25.75%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.840344	15.305702	3.14%	0	2005
	13.678782	14.840344	8.49%	0	2004
	10.000000	13.678782	36.79%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.136221	14.471698	2.37%	0	2005
	13.213530	14.136221	6.98%	297	2004
	10.000000	13.213530	32.14%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.461571	13.375795	-0.64%	216	2005
	12.863838	13.461571	4.65%	217	2004
	10.000000	12.863838	28.64%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.268223	10.131702	-1.33%	0	2005
	10.172250	10.268223	0.94%	0	2004
	10.000000	10.172250	1.72%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.790610	15.256422	3.15%	2,796	2005
	13.609869	14.790610	8.68%	2,152	2004
	10.000000	13.609869	36.10%	1,004	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.854142	14.281288	3.08%	0	2005
	13.750936	13.854142	0.75%	301	2004
	10.000000	13.750936	37.51%	303	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.261101	18.872516	16.06%	0	2005
	14.688244	16.261101	10.71%	0	2004
	10.000000	14.688244	46.88%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.962580	12.718704	16.02%	0	2005
	10.000000	10.962580	9.63%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.931325	17.017632	13.97%	1,261	2005
	13.270967	14.931325	12.51%	0	2004
	10.000000	13.270967	32.71%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.413473	10.367395	-0.44%	0	2005
	10.229990	10.413473	1.79%	0	2004
	10.000000	10.229990	2.30%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.336262	19.990528	15.31%	1,438	2005
	14.234449	17.336262	21.79%	455	2004
	10.000000	14.234449	42.34%	455	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.374502	18.388802	0.08%	272	2005
	16.520633	18.374502	11.22%	0	2004
	10.000000	16.520633	65.21%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.630924	6.31%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.935802	9.36%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.142720	11.43%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.307881	33.08%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.188607	14.338212	1.05%	1,369	2005
	13.083537	14.188607	8.45%	495	2004
	10.000000	13.083537	30.84%	495	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.289265	18.373806	6.27%	0	2005
	14.300269	17.289265	20.90%	0	2004
	10.000000	14.300269	43.00%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.608573	26.09%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.825148	17.034584	7.64%	0	2005
	13.665513	15.825148	15.80%	0	2004
	10.000000	13.665513	36.66%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.447566	12.318381	7.61%	0	2005
	10.000000	11.447566	14.48%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.729853	-2.70%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.742365	12.746458	0.03%	0	2005
	11.846198	12.742365	7.57%	0	2004
	10.000000	11.846198	18.46%	0	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.379470	3.79%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.506334	25.221251	29.30%	0	2005
	16.577470	19.506334	17.67%	0	2004
	10.000000	16.577470	65.77%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.676345	15.115197	29.45%	0	2005
	10.000000	11.676345	16.76%	0	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.692476	18.068893	8.25%	0	2005
	14.147762	16.692476	17.99%	0	2004
	10.000000	14.147762	41.48%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.451367	15.275997	5.71%	0	2005
	13.751262	14.451367	5.09%	0	2004
	10.000000	13.751262	37.51%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.792370	10.355653	5.75%	0	2005
	10.000000	9.792370	-2.08%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.436974	14.965969	-3.05%	0	2005
	15.187861	15.436974	1.64%	0	2004
	10.000000	15.187861	51.88%	0	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.795826	10.466439	-3.05%	0	2005
	10.000000	10.795826	7.96%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.635103	16.221749	3.75%	0	2005
	12.352000	15.635103	26.58%	0	2004
	10.000000	12.352000	23.52%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.082699	10.172939	0.89%	0	2005
	9.994036	10.082699	0.89%	0	2004
	10.000000	9.994036	-0.06%	0	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.910111	11.012370	0.94%	42,595	2005
	10.670507	10.910111	2.25%	42,595	2004
	10.000000	10.670507	6.71%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.916137	12.165117	2.09%	157	2005
	11.381802	11.916137	4.69%	0	2004
	10.000000	11.381802	13.82%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.995346	13.375868	2.93%	16,357	2005
	12.143248	12.995346	7.02%	12,802	2004
	10.000000	12.143248	21.43%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.208967	14.864940	4.62%	27,453	2005
	12.974386	14.208967	9.52%	12,805	2004
	10.000000	12.974386	29.74%	0	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.196187	16.025349	5.46%	9,283	2005
	13.640553	15.196187	11.40%	6,313	2004
	10.000000	13.640553	36.41%	480	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.078585	15.076266	7.09%	518	2005
	12.507326	14.078585	12.56%	0	2004
	10.000000	12.507326	25.07%	0	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.694844	9.725197	0.31%	0	2005
	9.843208	9.694844	-1.51%	0	2004
	10.000000	9.843208	-1.57%	0	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	13.962018	14.602188	4.59%	421	2005
	13.046787	13.962018	7.01%	444	2004
	10.000000	13.046787	30.47%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.247317	17.731969	9.14%	0	2005
	14.834866	16.247317	9.52%	0	2004
	10.000000	14.834866	48.35%	0	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.064770	17.526693	9.22%	0	2005
	13.687034	16.064770	17.24%	0	2004
	10.000000	13.687034	36.87%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.410668	12.464647	9.24%	0	2005
	10.000000	11.410668	14.11%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.085989	17.618761	9.53%	1,832	2005
	14.226488	16.085989	13.07%	1,832	2004
	10.000000	14.226488	42.26%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.104108	15.899389	5.27%	0	2005
	13.660706	15.104108	10.57%	0	2004
	10.000000	13.660706	36.61%	0	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	18.991325	19.071913	0.42%	0	2005
	16.614418	18.991325	14.31%	0	2004
	10.000000	16.614418	66.14%	0	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	16.900974	18.496109	9.44%	0	2005
	14.563156	16.900974	16.05%	0	2004
	10.000000	14.563156	45.63%	0	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.482762	15.725424	1.57%	0	2005
	13.534669	15.482762	14.39%	0	2004
	10.000000	13.534669	35.35%	0	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.287951	11.269480	-0.16%	0	2005
	10.845052	11.287951	4.08%	0	2004
	10.000000	10.845052	8.45%	0	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.113119	12.742004	5.19%	0	2005
	11.448775	12.113119	5.80%	0	2004
	10.000000	11.448775	14.49%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.264830	15.687863	9.98%	0	2005
	12.376674	14.264830	15.26%	0	2004
	10.000000	12.376674	23.77%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.578769	21.372724	28.92%	0	2005
	14.297256	16.578769	15.96%	0	2004
	10.000000	14.297256	42.97%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.320948	14.603102	28.99%	0	2005
	10.000000	11.320948	13.21%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.901030	15.064405	8.37%	303	2005
	12.112736	13.901030	14.76%	319	2004
	10.000000	12.112736	21.13%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.345092	13.590161	1.84%	0	2005
	12.533128	13.345092	6.48%	331	2004
	10.000000	12.533128	25.33%	332	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.606086	15.194031	4.03%	392	2005
	13.019620	14.606086	12.19%	0	2004
	10.000000	13.019620	30.20%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.714497	14.793639	0.54%	0	2005
	13.461934	14.714497	9.30%	0	2004
	10.000000	13.461934	34.62%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.570562	15.71%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.837446	9.750532	-0.88%	0	2005
	9.991187	9.837446	-1.54%	0	2004
	10.000000	9.991187	-0.09%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.139029	15.669395	10.82%	0	2005
	12.472049	14.139029	13.37%	0	2004
	10.000000	12.472049	24.72%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.483661	14.84%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.484673	14.078903	4.41%	458	2005
	12.184056	13.484673	10.67%	483	2004
	10.000000	12.184056	21.84%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.120916	14.467947	2.46%	349	2005
	13.556433	14.120916	4.16%	0	2004
	10.000000	13.556433	35.56%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.464515	12.775168	11.43%	0	2005
	10.000000	11.464515	14.65%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.457662	19.455643	11.44%	0	2005
	15.030884	17.457662	16.15%	0	2004
	10.000000	15.030884	50.31%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.766047	12.723332	-0.33%	0	2005
	12.017205	12.766047	6.23%	0	2004
	10.000000	12.017205	20.17%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.884059	14.344443	3.32%	929	2005
	13.020103	13.884059	6.64%	951	2004
	10.000000	13.020103	30.20%	504	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.472746	18.730671	7.20%	0	2005
	15.005824	17.472746	16.44%	0	2004
	10.000000	15.005824	50.06%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.280570	13.654420	2.82%	0	2005
	12.233767	13.280570	8.56%	0	2004
	10.000000	12.233767	22.34%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.305748	15.682599	9.62%	0	2005
	12.601537	14.305748	13.52%	0	2004
	10.000000	12.601537	26.02%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.976695	12.368215	3.27%	0	2005
	11.671236	11.976695	2.62%	0	2004
	10.000000	11.671236	16.71%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.141862	11.42%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.474110	4.74%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.972717	-0.27%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.227246	10.385759	1.55%	0	2005
	10.058336	10.227246	1.68%	0	2004
	10.000000	10.058336	0.58%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.424716	14.708653	9.56%	0	2005
	12.482592	13.424716	7.55%	0	2004
	10.000000	12.482592	24.83%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.815509	20.322889	14.07%	0	2005
	13.400778	17.815509	32.94%	0	2004
	10.000000	13.400778	34.01%	0	2003*

Additional Contract Options Elected (Total 2.35%)
(Variable account charges of 2.35% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.096803	15.543300	2.96%	20	2005
	13.948259	15.096803	8.23%	36	2004
	10.000000	13.948259	39.48%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.758790	14.589032	6.03%	737	2005
	13.250739	13.758790	3.83%	0	2004
	10.000000	13.250739	32.51%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.586844	16.632103	6.71%	2,901	2005
	13.847484	15.586844	12.56%	1,926	2004
	10.000000	13.847484	38.47%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.739868	15.056052	2.15%	0	2005
	13.571529	14.739868	8.61%	0	2004
	10.000000	13.571529	35.72%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.056004	17.760940	4.13%	0	2005
	14.668433	17.056004	16.28%	0	2004
	10.000000	14.668433	46.68%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.678696	14.982286	2.07%	0	2005
	13.352802	14.678696	9.93%	0	2004
	10.000000	13.352802	33.53%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.428146	15.936810	10.46%	0	2005
	12.873270	14.428146	12.08%	0	2004
	10.000000	12.873270	28.73%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.182886	12.337676	10.33%	0	2005
	10.000000	11.182886	11.83%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.130171	11.30%	1,022	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.960000	13.902087	-0.41%	23	2005
	12.926950	13.960000	7.99%	40	2004
	10.000000	12.926950	29.27%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.024439	15.384657	2.40%	3,237	2005
	13.475824	15.024439	11.49%	1,990	2004
	10.000000	13.475824	34.76%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.276749	12.77%	21	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.655487	10.568371	-0.82%	1,079	2005
	10.312673	10.655487	3.32%	0	2004
	10.000000	10.312673	3.13%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.191656	18.003287	4.72%	0	2005
	14.444121	17.191656	19.02%	0	2004
	10.000000	14.444121	44.44%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.218015	14.500481	1.99%	1,714	2005
	13.194190	14.218015	7.76%	35	2004
	10.000000	13.194190	31.94%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.862598	13.078414	1.68%	23	2005
	12.569236	12.862598	2.33%	38	2004
	10.000000	12.569236	25.69%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.826107	15.283224	3.08%	0	2005
	13.672660	14.826107	8.44%	0	2004
	10.000000	13.672660	36.73%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.122675	14.450458	2.32%	118	2005
	13.207618	14.122675	6.93%	119	2004
	10.000000	13.207618	32.08%	121	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.448665	13.356142	-0.69%	0	2005
	12.858073	13.448665	4.59%	0	2004
	10.000000	12.858073	28.58%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.258337	10.116795	-1.38%	1,646	2005
	10.167671	10.258337	0.89%	0	2004
	10.000000	10.167671	1.68%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.776419	15.234015	3.10%	2,048	2005
	13.603772	14.776419	8.62%	34	2004
	10.000000	13.603772	36.04%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.840838	14.260291	3.03%	23	2005
	13.744768	13.840838	0.70%	36	2004
	10.000000	13.744768	37.45%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.245524	18.844819	16.00%	0	2005
	14.681680	16.245524	10.65%	0	2004
	10.000000	14.681680	46.82%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.958871	12.707924	15.96%	0	2005
	10.000000	10.958871	9.59%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.916987	16.992620	13.91%	1,330	2005
	13.265016	14.916987	12.45%	35	2004
	10.000000	13.265016	32.65%	0	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.403467	10.352158	-0.49%	16,281	2005
	10.225391	10.403467	1.74%	0	2004
	10.000000	10.225391	2.25%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.319629	19.961162	15.25%	1,101	2005
	14.228073	17.319629	21.73%	31	2004
	10.000000	14.228073	42.28%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.356870	18.361767	0.03%	190	2005
	16.513232	18.356870	11.16%	29	2004
	10.000000	16.513232	65.13%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.627320	6.27%	9,065	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.932085	9.32%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.138935	11.39%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.303376	33.03%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.174982	14.317130	1.00%	2,484	2005
	13.077676	14.174982	8.39%	117	2004
	10.000000	13.077676	30.78%	117	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.272672	18.346803	6.22%	0	2005
	14.293865	17.272672	20.84%	0	2004
	10.000000	14.293865	42.94%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.604311	26.04%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.809963	17.009548	7.59%	0	2005
	13.659387	15.809963	15.74%	0	2004
	10.000000	13.659387	36.59%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.443684	12.307923	7.55%	3,515	2005
	10.000000	11.443684	14.44%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.726551	-2.73%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.730150	12.727746	-0.02%	0	2005
	11.840898	12.730150	7.51%	0	2004
	10.000000	11.840898	18.41%	0	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.375946	3.76%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.487625	25.184211	29.23%	0	2005
	16.570047	19.487625	17.61%	0	2004
	10.000000	16.570047	65.70%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.672400	15.102390	29.39%	0	2005
	10.000000	11.672400	16.72%	0	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.676459	18.042341	8.19%	0	2005
	14.141420	16.676459	17.93%	0	2004
	10.000000	14.141420	41.41%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.437498	15.253552	5.65%	0	2005
	13.745097	14.437498	5.04%	0	2004
	10.000000	13.745097	37.45%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.789044	10.346862	5.70%	0	2005
	10.000000	9.789044	-2.11%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.422176	14.943985	-3.10%	0	2005
	15.181079	15.422176	1.59%	0	2004
	10.000000	15.181079	51.81%	0	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.792166	10.457536	-3.10%	0	2005
	10.000000	10.792166	7.92%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.620076	16.197889	3.70%	0	2005
	12.346440	15.620076	26.51%	0	2004
	10.000000	12.346440	23.46%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.073025	10.157990	0.84%	16,244	2005
	9.989553	10.073025	0.84%	0	2004
	10.000000	9.989553	-0.10%	0	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.899641	10.996193	0.89%	6,557	2005
	10.665718	10.899641	2.19%	140	2004
	10.000000	10.665718	6.66%	140	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.904707	12.147263	2.04%	2,518	2005
	11.376700	11.904707	4.64%	133	2004
	10.000000	11.376700	13.77%	133	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.982902	13.356251	2.88%	30,801	2005
	12.137820	12.982902	6.96%	7,224	2004
	10.000000	12.137820	21.38%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.195319	14.843088	4.56%	16,491	2005
	12.968571	14.195319	9.46%	0	2004
	10.000000	12.968571	29.69%	0	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.181595	16.001796	5.40%	18,426	2005
	13.634433	15.181595	11.35%	9,066	2004
	10.000000	13.634433	36.34%	0	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.066564	15.055720	7.03%	7,805	2005
	12.503049	14.066564	12.51%	0	2004
	10.000000	12.503049	25.03%	0	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.685343	9.710708	0.26%	21,945	2005
	9.838596	9.685343	-1.56%	0	2004
	10.000000	9.838596	-1.61%	0	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	13.948628	14.580741	4.53%	6,201	2005
	13.040944	13.948628	6.96%	0	2004
	10.000000	13.040944	30.41%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.231738	17.705921	9.08%	784	2005
	14.828223	16.231738	9.47%	0	2004
	10.000000	14.828223	48.28%	0	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.033084	17.502808	9.17%	0	2005
	13.682356	16.033084	17.18%	0	2004
	10.000000	13.682356	36.82%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.406809	12.454076	9.18%	4,341	2005
	10.000000	11.406809	14.07%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.070571	17.592905	9.47%	2,645	2005
	14.220117	16.070571	13.01%	1,873	2004
	10.000000	14.220117	42.20%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.089610	15.876031	5.21%	0	2005
	13.654589	15.089610	10.51%	0	2004
	10.000000	13.654589	36.55%	0	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	18.973124	19.043904	0.37%	0	2005
	16.606993	18.973124	14.25%	0	2004
	10.000000	16.606993	66.07%	0	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	16.884771	18.468949	9.38%	353	2005
	14.556637	16.884771	15.99%	0	2004
	10.000000	14.556637	45.57%	0	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.467889	15.702314	1.52%	6,446	2005
	13.528592	15.467889	14.33%	0	2004
	10.000000	13.528592	35.29%	0	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.277114	11.252909	-0.21%	0	2005
	10.840190	11.277114	4.03%	0	2004
	10.000000	10.840190	8.40%	0	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.101488	12.723262	5.14%	0	2005
	11.443645	12.101488	5.75%	0	2004
	10.000000	11.443645	14.44%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.251148	15.664813	9.92%	0	2005
	12.371130	14.251148	15.20%	0	2004
	10.000000	12.371130	23.71%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.562866	21.341330	28.85%	0	2005
	14.290852	16.562866	15.90%	0	2004
	10.000000	14.290852	42.91%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.317119	14.590722	28.93%	0	2005
	10.000000	11.317119	13.17%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.889169	15.043869	8.31%	0	2005
	12.108597	13.889169	14.71%	0	2004
	10.000000	12.108597	21.09%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.332303	13.570197	1.78%	97	2005
	12.527515	13.332303	6.42%	0	2004
	10.000000	12.527515	25.28%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.592051	15.171686	3.97%	1,236	2005
	13.013769	14.592051	12.13%	122	2004
	10.000000	13.013769	30.14%	122	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.700363	14.771886	0.49%	0	2005
	13.455901	14.700363	9.25%	0	2004
	10.000000	13.455901	34.56%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.566642	15.67%	7,625	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.828001	9.736191	-0.93%	2,483	2005
	9.986709	9.828001	-1.59%	0	2004
	10.000000	9.986709	-0.13%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.124584	15.645407	10.77%	0	2005
	12.465689	14.124584	13.31%	0	2004
	10.000000	12.465689	24.66%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.479761	14.80%	241	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.473176	14.059715	4.35%	9,668	2005
	12.179899	13.473176	10.62%	0	2004
	10.000000	12.179899	21.80%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.107365	14.446687	2.41%	3,484	2005
	13.550362	14.107365	4.11%	2,008	2004
	10.000000	13.550362	35.50%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.460639	12.764329	11.38%	0	2005
	10.000000	11.460639	14.61%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.440917	19.427071	11.39%	0	2005
	15.024154	17.440917	16.09%	0	2004
	10.000000	15.024154	50.24%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.753802	12.704625	-0.39%	0	2005
	12.011823	12.753802	6.18%	0	2004
	10.000000	12.011823	20.12%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.870747	14.323371	3.26%	9,499	2005
	13.014275	13.870747	6.58%	0	2004
	10.000000	13.014275	30.14%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.455969	18.703144	7.14%	348	2005
	14.999099	17.455969	16.38%	0	2004
	10.000000	14.999099	49.99%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.269238	13.635814	2.76%	0	2005
	12.229585	13.269238	8.50%	0	2004
	10.000000	12.229585	22.30%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.293545	15.661240	9.57%	0	2005
	12.597229	14.293545	13.47%	0	2004
	10.000000	12.597229	25.97%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.966471	12.351340	3.22%	0	2005
	11.667245	11.966471	2.56%	0	2004
	10.000000	11.667245	16.67%	0	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.138078	11.38%	1,585	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.470555	4.71%	588	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.969333	-0.31%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.218514	10.371604	1.50%	12,237	2005
	10.054892	10.218514	1.63%	0	2004
	10.000000	10.054892	0.55%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.410974	14.686104	9.51%	0	2005
	12.476204	13.410974	7.49%	0	2004
	10.000000	12.476204	24.76%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.797302	20.291767	14.02%	0	2005
	13.393935	17.797302	32.88%	0	2004
	10.000000	13.393935	33.94%	0	2003*

Additional Contract Options Elected (Total 2.40%)
(Variable account charges of 2.40% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.082301	15.520438	2.90%	0	2005
	13.942000	15.082301	8.18%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.745581	14.567589	5.98%	74	2005
	13.244803	13.745581	3.78%	152	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.571898	16.607666	6.65%	348	2005
	13.841282	15.571898	12.50%	179	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.725723	15.033932	2.09%	0	2005
	13.565446	14.725723	8.55%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.039629	17.734824	4.08%	0	2005
	14.661856	17.039629	16.22%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.664594	14.960263	2.02%	0	2005
	13.346817	14.664594	9.87%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.414294	15.913381	10.40%	0	2005
	12.867502	14.414294	12.02%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.179098	12.327195	10.27%	0	2005
	10.000000	11.179098	11.79%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.126388	11.26%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.946588	13.881643	-0.47%	912	2005
	12.921145	13.946588	7.94%	464	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	15.010011	15.362035	2.35%	74	2005
	13.469780	15.010011	11.43%	150	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.272922	12.73%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.644579	10.552161	-0.87%	0	2005
	10.307393	10.644579	3.27%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.175156	17.976834	4.67%	0	2005
	14.437650	17.175156	18.96%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.204392	14.479184	1.93%	0	2005
	13.188293	14.204392	7.70%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.850257	13.059200	1.63%	769	2005
	12.563613	12.850257	2.28%	396	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.811886	15.260764	3.03%	0	2005
	13.666532	14.811886	8.38%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.109114	14.429205	2.27%	0	2005
	13.201695	14.109114	6.87%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.435747	13.336513	-0.74%	0	2005
	12.852316	13.435747	4.54%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.248489	10.101910	-1.43%	0	2005
	10.163117	10.248489	0.84%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.762249	15.211627	3.04%	1,120	2005
	13.597681	14.762249	8.56%	306	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.827562	14.239339	2.98%	0	2005
	13.738615	13.827562	0.65%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.229931	18.817129	15.94%	0	2005
	14.675101	16.229931	10.60%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.955164	12.697142	15.90%	0	2005
	10.000000	10.955164	9.55%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.902685	16.967663	13.86%	212	2005
	13.259079	14.902685	12.40%	153	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.393468	10.336916	-0.54%	1,486	2005
	10.220804	10.393468	1.69%	582	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.303008	19.931837	15.19%	285	2005
	14.221699	17.303008	21.67%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.339265	18.334807	-0.02%	0	2005
	16.505852	18.339265	11.11%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.623715	6.24%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.928377	9.28%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.135158	11.35%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.298875	32.99%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.161382	14.296091	0.95%	1,337	2005
	13.071811	14.161382	8.34%	295	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.256120	18.319860	6.16%	0	2005
	14.287477	17.256120	20.78%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.600033	26.00%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.794791	16.984548	7.53%	0	2005
	13.653271	15.794791	15.69%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.439805	12.297462	7.50%	140	2005
	10.000000	11.439805	14.40%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.723251	-2.77%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.717918	12.709010	-0.07%	0	2005
	11.835577	12.717918	7.45%	0	2004

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.372432	3.72%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.468943	25.147238	29.17%	0	2005
	16.562641	19.468943	17.55%	0	2004

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.668428	15.089546	29.32%	0	2005
	10.000000	11.668428	16.68%	0	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.660460	18.015837	8.14%	0	2005
	14.135087	16.660460	17.87%	0	2004

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.423660	15.231151	5.60%	0	2005
	13.738945	14.423660	4.98%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.785730	10.338073	5.64%	0	2005
	10.000000	9.785730	-2.14%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.407384	14.922037	-3.15%	0	2005
	15.174278	15.407384	1.54%	0	2004

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.788509	10.448665	-3.15%	0	2005
	10.000000	10.788509	7.89%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.605106	16.174109	3.65%	0	2005
	12.340918	15.605106	26.45%	0	2004

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.063343	10.143040	0.79%	371	2005
	9.985062	10.063343	0.78%	0	2004

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.889154	10.980000	0.83%	0	2005
	10.660918	10.889154	2.14%	0	2004

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.893276	12.129392	1.99%	0	2005
	11.371597	11.893276	4.59%	0	2004

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.970434	13.336606	2.82%	7,994	2005
	12.132370	12.970434	6.91%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.181698	14.821279	4.51%	2,115	2005
	12.962759	14.181698	9.40%	0	2004

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.167023	15.978276	5.35%	0	2005
	13.628322	15.167023	11.29%	0	2004

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.054565	15.035203	6.98%	550	2005
	12.498778	14.054565	12.45%	197	2004

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.675846	9.696233	0.21%	1,510	2005
	9.833986	9.675846	-1.61%	0	2004

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	13.935234	14.559299	4.48%	284	2005
	13.035102	13.935234	6.91%	0	2004

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.216169	17.679909	9.03%	282	2005
	14.821588	16.216169	9.41%	143	2004

GVIT GVIT International Value Fund: Class II - Q/NQ	16.019415	17.478955	9.11%	0	2005
	13.677693	16.019415	17.12%	0	2004

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.402939	12.443489	9.13%	173	2005
	10.000000	11.402939	14.03%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.055123	17.567024	9.42%	633	2005
	14.213733	16.055123	12.96%	430	2004

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.075139	15.852707	5.16%	0	2005
	13.648474	15.075139	10.45%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	18.954921	19.015924	0.32%	0	2005
	16.599553	18.954921	14.19%	0	2004

GVIT GVIT Small Company Fund: Class II - Q/NQ	16.868575	18.441819	9.33%	45	2005
	14.550118	16.868575	15.93%	0	2004

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.453033	15.679216	1.46%	1,304	2005
	13.522524	15.453033	14.28%	150	2004

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.266279	11.236363	-0.27%	0	2005
	10.835323	11.266279	3.98%	0	2004

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.089875	12.704566	5.08%	0	2005
	11.438508	12.089875	5.69%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.237460	15.641781	9.86%	0	2005
	12.365582	14.237460	15.14%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.546978	21.309989	28.78%	0	2005
	14.284449	16.546978	15.84%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.313287	14.578351	28.86%	0	2005
	10.000000	11.313287	13.13%	0	2004*

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.877326	15.023383	8.26%	0	2005
	12.104452	13.877326	14.65%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.319487	13.550232	1.73%	751	2005
	12.521890	13.319487	6.37%	383	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.578054	15.149396	3.92%	179	2005
	13.007946	14.578054	12.07%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.686262	14.750184	0.44%	0	2005
	13.449871	14.686262	9.19%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.562722	15.63%	190	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.818562	9.721871	-0.98%	0	2005
	9.982221	9.818562	-1.64%	0	2004

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.110150	15.621448	10.71%	0	2005
	12.459319	14.110150	13.25%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.475877	14.76%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.461682	14.040548	4.30%	328	2005
	12.175732	13.461682	10.56%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.093816	14.425439	2.35%	322	2005
	13.544281	14.093816	4.06%	164	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.456748	12.753485	11.32%	0	2005
	10.000000	11.456748	14.57%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.424186	19.398534	11.33%	0	2005
	15.017425	17.424186	16.03%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.741564	12.685960	-0.44%	0	2005
	12.006440	12.741564	6.12%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.857431	14.302317	3.21%	680	2005
	13.008434	13.857431	6.53%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.439231	18.675684	7.09%	44	2005
	14.992384	17.439231	16.32%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.257903	13.617198	2.71%	0	2005
	12.225398	13.257903	8.45%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.281341	15.639878	9.51%	0	2005
	12.592919	14.281341	13.41%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.956265	12.334505	3.16%	0	2005
	11.663262	11.956265	2.51%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.134297	11.34%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.467009	4.67%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.965948	-0.34%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.209786	10.357447	1.45%	283	2005
	10.051446	10.209786	1.58%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.397269	14.663608	9.45%	0	2005
	12.469819	13.397269	7.44%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.779089	20.260667	13.96%	0	2005
	13.387071	17.779089	32.81%	0	2004

Additional Contract Options Elected (Total 2.45%)
(Variable account charges of 2.45% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.067829	15.497633	2.85%	0	2005
	13.935761	15.067829	8.12%	259	2004
	10.000000	13.935761	39.36%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.732369	14.546160	5.93%	224	2005
	13.238858	13.732369	3.73%	1,043	2004
	10.000000	13.238858	32.39%	0	2003*

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.556921	16.583219	6.60%	1,165	2005
	13.835078	15.556921	12.45%	0	2004
	10.000000	13.835078	38.35%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.711581	15.011819	2.04%	0	2005
	13.559370	14.711581	8.50%	0	2004
	10.000000	13.559370	35.59%	0	2003*

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.023266	17.708748	4.03%	0	2005
	14.655279	17.023266	16.16%	0	2004
	10.000000	14.655279	46.55%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.650506	14.938245	1.96%	0	2005
	13.340824	14.650506	9.82%	0	2004
	10.000000	13.340824	33.41%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.400445	15.889975	10.34%	0	2005
	12.861727	14.400445	11.96%	0	2004
	10.000000	12.861727	28.62%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.175316	12.316730	10.21%	0	2005
	10.000000	11.175316	12.51%	38,110	2004

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.122619	11.23%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.933195	13.861230	-0.52%	0	2005
	12.915353	13.933195	7.88%	0	2004
	10.000000	12.915353	29.15%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.995617	15.339459	2.29%	223	2005
	13.463753	14.995617	11.38%	489	2004
	10.000000	13.463753	34.64%	0	2003*

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.269108	12.69%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.633674	10.535966	-0.92%	0	2005
	10.302113	10.633674	3.22%	0	2004
	10.000000	10.302113	3.02%	0	2003*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.158677	17.950420	4.61%	0	2005
	14.431180	17.158677	18.90%	0	2004
	10.000000	14.431180	44.31%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.190724	14.457861	1.88%	0	2005
	13.182365	14.190724	7.65%	0	2004
	10.000000	13.182365	31.82%	0	2003*

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.837908	13.039977	1.57%	0	2005
	12.557974	12.837908	2.23%	0	2004
	10.000000	12.557974	25.58%	0	2003*

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.797652	15.238321	2.98%	0	2005
	13.660398	14.797652	8.33%	0	2004
	10.000000	13.660398	36.60%	0	2003*

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.095572	14.408005	2.22%	0	2005
	13.195779	14.095572	6.82%	0	2004
	10.000000	13.195779	31.96%	0	2003*

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.422830	13.316875	-0.79%	0	2005
	12.846538	13.422830	4.49%	0	2004
	10.000000	12.846538	28.47%	0	2003*

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.238648	10.087058	-1.48%	974	2005
	10.158553	10.238648	0.79%	974	2004
	10.000000	10.158553	1.59%	974	2003*

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.748070	15.189265	2.99%	223	2005
	13.591582	14.748070	8.51%	1,255	2004
	10.000000	13.591582	35.92%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.814271	14.218384	2.93%	0	2005
	13.732447	13.814271	0.60%	813	2004
	10.000000	13.732447	37.32%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.214347	18.789457	15.88%	0	2005
	14.668519	16.214347	10.54%	0	2004
	10.000000	14.668519	46.69%	0	2003*

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.951443	12.686350	15.84%	0	2005
	10.000000	10.951443	9.51%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.888369	16.942716	13.80%	256	2005
	13.253125	14.888369	12.34%	256	2004
	10.000000	13.253125	32.53%	256	2003*

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.383480	10.321705	-0.59%	646	2005
	10.216209	10.383480	1.64%	646	2004
	10.000000	10.216209	2.16%	646	2003*

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.286403	19.902525	15.13%	1,584	2005
	14.215317	17.286403	21.60%	650	2004
	10.000000	14.215317	42.15%	0	2003*

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.321666	18.307851	-0.08%	0	2005
	16.498459	18.321666	11.05%	0	2004
	10.000000	16.498459	64.98%	0	2003*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.620105	6.20%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.924667	9.25%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.131386	11.31%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.294360	32.94%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.147775	14.275060	0.90%	0	2005
	13.065946	14.147775	8.28%	0	2004
	10.000000	13.065946	30.66%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.239551	18.292933	6.11%	0	2005
	14.281063	17.239551	20.72%	0	2004
	10.000000	14.281063	42.81%	0	2003*

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.595749	25.96%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.779632	16.959584	7.48%	0	2005
	13.647154	15.779632	15.63%	0	2004
	10.000000	13.647154	36.47%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.435943	12.287035	7.44%	0	2005
	10.000000	11.435943	14.36%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.719950	-2.80%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.705685	12.690302	-0.12%	0	2005
	11.830259	12.705685	7.40%	0	2004
	10.000000	11.830259	18.30%	0	2003*

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.368901	3.69%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.450243	25.110278	29.10%	0	2005
	16.555214	19.450243	17.49%	0	2004
	10.000000	16.555214	65.55%	0	2003*

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.664488	15.076760	29.25%	0	2005
	10.000000	11.664488	16.64%	0	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.644462	17.989353	8.08%	0	2005
	14.128751	16.644462	17.81%	0	2004
	10.000000	14.128751	41.29%	0	2003*

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.409793	15.208734	5.54%	0	2005
	13.732779	14.409793	4.93%	0	2004
	10.000000	13.732779	37.33%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.782422	10.329304	5.59%	0	2005
	10.000000	9.782422	-2.18%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.392596	14.900100	-3.20%	0	2005
	15.167483	15.392596	1.48%	0	2004
	10.000000	15.167483	51.67%	0	2003*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.784858	10.439790	-3.20%	0	2005
	10.000000	10.784858	7.85%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.590106	16.150306	3.59%	0	2005
	12.335371	15.590106	26.39%	0	2004
	10.000000	12.335371	23.35%	0	2003*

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.053669	10.128125	0.74%	0	2005
	9.980581	10.053669	0.73%	0	2004
	10.000000	9.980581	-0.19%	0	2003*

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.878703	10.963864	0.78%	0	2005
	10.656145	10.878703	2.09%	0	2004
	10.000000	10.656145	6.56%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.881848	12.111554	1.93%	0	2005
	11.366500	11.881848	4.53%	0	2004
	10.000000	11.366500	13.67%	0	2003*

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.957978	13.316989	2.77%	0	2005
	12.126932	12.957978	6.85%	301	2004
	10.000000	12.126932	21.27%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.168087	14.799488	4.46%	5,159	2005
	12.956946	14.168087	9.35%	5,159	2004
	10.000000	12.956946	29.57%	0	2003*

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.152466	15.954789	5.29%	7,597	2005
	13.622215	15.152466	11.23%	7,597	2004
	10.000000	13.622215	36.22%	0	2003*

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.042557	15.014674	6.92%	0	2005
	12.494500	14.042557	12.39%	0	2004
	10.000000	12.494500	24.95%	0	2003*

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.666356	9.681775	0.16%	0	2005
	9.829376	9.666356	-1.66%	0	2004
	10.000000	9.829376	-1.71%	0	2003*

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	13.921850	14.537894	4.43%	0	2005
	13.029251	13.921850	6.85%	0	2004
	10.000000	13.029251	30.29%	0	2003*

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.200588	17.653897	8.97%	303	2005
	14.814942	16.200588	9.35%	0	2004
	10.000000	14.814942	48.15%	0	2003*

GVIT GVIT International Value Fund: Class II - Q/NQ	16.005733	17.455106	9.06%	0	2005
	13.673012	16.005733	17.06%	0	2004
	10.000000	13.673012	36.73%	0	2003*

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.399085	12.432919	9.07%	0	2005
	10.000000	11.399085	13.99%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.039710	17.541202	9.36%	982	2005
	14.207354	16.039710	12.90%	938	2004
	10.000000	14.207354	42.07%	471	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.060659	15.829399	5.10%	0	2005
	13.642354	15.060659	10.40%	0	2004
	10.000000	13.642354	36.42%	0	2003*

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	18.936699	18.987931	0.27%	0	2005
	16.592095	18.936699	14.13%	0	2004
	10.000000	16.592095	65.92%	0	2003*

GVIT GVIT Small Company Fund: Class II - Q/NQ	16.852384	18.414714	9.27%	0	2005
	14.543597	16.852384	15.87%	0	2004
	10.000000	14.543597	45.44%	0	2003*

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.438204	15.656179	1.41%	0	2005
	13.516468	15.438204	14.22%	0	2004
	10.000000	13.516468	35.16%	0	2003*

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.255447	11.219811	-0.32%	0	2005
	10.830451	11.255447	3.92%	0	2004
	10.000000	10.830451	8.30%	0	2003*

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.078253	12.685875	5.03%	268	2005
	11.433374	12.078253	5.64%	268	2004
	10.000000	11.433374	14.33%	0	2003*

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.223799	15.618794	9.81%	0	2005
	12.360038	14.223799	15.08%	0	2004
	10.000000	12.360038	23.60%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.531078	21.278655	28.72%	0	2005
	14.278047	16.531078	15.78%	0	2004
	10.000000	14.278047	42.78%	0	2003*

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.309454	14.565974	28.79%	0	2005
	10.000000	11.309454	13.09%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.865464	15.002874	8.20%	0	2005
	12.100319	13.865464	14.59%	0	2004
	10.000000	12.100319	21.00%	0	2003*

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.306701	13.530321	1.68%	0	2005
	12.516282	13.306701	6.32%	0	2004
	10.000000	12.516282	25.16%	0	2003*

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.564059	15.127122	3.87%	0	2005
	13.002118	14.564059	12.01%	0	2004
	10.000000	13.002118	30.02%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.672165	14.728489	0.38%	0	2005
	13.443839	14.672165	9.14%	0	2004
	10.000000	13.443839	34.44%	0	2003*

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.558796	15.59%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.809131	9.707576	-1.04%	987	2005
	9.977746	9.809131	-1.69%	987	2004
	10.000000	9.977746	-0.22%	987	2003*

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.095694	15.597465	10.65%	0	2005
	12.452940	14.095694	13.19%	0	2004
	10.000000	12.452940	24.53%	0	2003*

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.471979	14.72%	1,664	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.450191	14.021406	4.25%	0	2005
	12.171575	13.450191	10.50%	0	2004
	10.000000	12.171575	21.72%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.080295	14.404240	2.30%	1,517	2005
	13.538203	14.080295	4.00%	2,314	2004
	10.000000	13.538203	35.38%	1,517	2003*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.452862	12.742651	11.26%	0	2005
	10.000000	11.452862	14.53%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.407459	19.370009	11.27%	0	2005
	15.010694	17.407459	15.97%	0	2004
	10.000000	15.010694	50.11%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.729317	12.667295	-0.49%	0	2005
	12.001048	12.729317	6.07%	0	2004
	10.000000	12.001048	20.01%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.844123	14.281290	3.16%	0	2005
	13.002597	13.844123	6.47%	0	2004
	10.000000	13.002597	30.03%	0	2003*

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.422486	18.648225	7.04%	0	2005
	14.985665	17.422486	16.26%	0	2004
	10.000000	14.985665	49.86%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.246585	13.598634	2.66%	0	2005
	12.221224	13.246585	8.39%	0	2004
	10.000000	12.221224	22.21%	0	2003*

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.269156	15.618561	9.46%	0	2005
	12.588612	14.269156	13.35%	0	2004
	10.000000	12.588612	25.89%	0	2003*

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.946053	12.317677	3.11%	859	2005
	11.659268	11.946053	2.46%	859	2004
	10.000000	11.659268	16.59%	859	2003*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.130518	11.31%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.463452	4.63%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.962563	-0.37%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.201060	10.343311	1.39%	0	2005
	10.047999	10.201060	1.52%	0	2004
	10.000000	10.047999	0.48%	0	2003*

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.383536	14.641085	9.40%	0	2005
	12.463435	13.383536	7.38%	0	2004
	10.000000	12.463435	24.63%	0	2003*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.760907	20.229599	13.90%	0	2005
	13.380232	17.760907	32.74%	0	2004
	10.000000	13.380232	33.80%	0	2003*

Additional Contract Options Elected (Total 2.50%)
(Variable account charges of 2.50% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.053357	15.474834	2.80%	0	2005
	13.929513	15.053357	8.07%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.719169	14.524742	5.87%	149	2005
	13.232915	13.719169	3.67%	149	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.541991	16.558844	6.54%	0	2005
	13.828873	15.541991	12.39%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.697438	14.989726	1.99%	0	2005
	13.553279	14.697438	8.44%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	17.006918	17.682705	3.97%	0	2005
	14.648712	17.006918	16.10%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.636444	14.916281	1.91%	0	2005
	13.334847	14.636444	9.76%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.386628	15.866603	10.29%	0	2005
	12.855962	14.386628	11.91%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.171528	12.306270	10.16%	0	2005
	10.000000	11.171528	11.72%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.118840	11.19%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.919802	13.840836	-0.57%	0	2005
	12.909560	13.919802	7.83%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.981210	15.316888	2.24%	276	2005
	13.457714	14.981210	11.32%	276	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.265285	12.65%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.622776	10.519787	-0.97%	0	2005
	10.296831	10.622776	3.17%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.142195	17.924022	4.56%	0	2005
	14.424717	17.142195	18.84%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.177097	14.436596	1.83%	0	2005
	13.176457	14.177097	7.59%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.825585	13.020813	1.52%	0	2005
	12.552348	12.825585	2.18%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.783442	15.215910	2.93%	0	2005
	13.654276	14.783442	8.27%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.082027	14.386794	2.16%	0	2005
	13.189856	14.082027	6.76%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.409955	13.297306	-0.84%	0	2005
	12.840790	13.409955	4.43%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.228802	10.072213	-1.53%	393	2005
	10.153985	10.228802	0.74%	393	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.733905	15.166922	2.94%	139	2005
	13.585494	14.733905	8.45%	139	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.801005	14.197474	2.87%	0	2005
	13.726297	13.801005	0.54%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.198775	18.761820	15.82%	0	2005
	14.661946	16.198775	10.48%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.947737	12.675573	15.78%	0	2005
	10.000000	10.947737	9.48%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.874067	16.917788	13.74%	138	2005
	13.247182	14.874067	12.28%	138	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.373487	10.306501	-0.65%	387	2005
	10.211618	10.373487	1.59%	387	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.269816	19.873286	15.08%	0	2005
	14.208951	17.269816	21.54%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.304064	18.280910	-0.13%	0	2005
	16.491056	18.304064	10.99%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.616498	6.16%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.920956	9.21%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.127603	11.28%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.289851	32.90%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.134191	14.254069	0.85%	291	2005
	13.060104	14.134191	8.22%	291	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.222986	18.266013	6.06%	0	2005
	14.274655	17.222986	20.65%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.591480	25.91%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.764456	16.934621	7.42%	0	2005
	13.641016	15.764456	15.57%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.432056	12.276589	7.39%	0	2005
	10.000000	11.432056	14.32%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.716638	-2.83%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.693490	12.671637	-0.17%	0	2005
	11.824955	12.693490	7.34%	0	2004

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.365378	3.65%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.431581	25.073374	29.03%	0	2005
	16.547807	19.431581	17.43%	0	2004

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.660535	15.063949	29.19%	0	2005
	10.000000	11.660535	16.61%	0	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.628477	17.962887	8.02%	0	2005
	14.122409	16.628477	17.75%	0	2004

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.395965	15.186370	5.49%	0	2005
	13.726626	14.395965	4.88%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.779094	10.320503	5.54%	0	2005
	10.000000	9.779094	-2.21%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.377810	14.878177	-3.25%	0	2005
	15.160681	15.377810	1.43%	0	2004

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.781201	10.430918	-3.25%	0	2005
	10.000000	10.781201	7.81%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.575130	16.126549	3.54%	0	2005
	12.329837	15.575130	26.32%	0	2004

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.044005	10.113215	0.69%	399	2005
	9.976093	10.044005	0.68%	399	2004

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.868245	10.947718	0.73%	0	2005
	10.651358	10.868245	2.04%	0	2004

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.870421	12.093727	1.88%	342	2005
	11.361390	11.870421	4.48%	342	2004

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.945518	13.297396	2.72%	0	2005
	12.121480	12.945518	6.80%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.154468	14.777716	4.40%	146	2005
	12.951129	14.154468	9.29%	146	2004

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.137915	15.931321	5.24%	8,808	2005
	13.616107	15.137915	11.18%	3,605	2004

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.030554	14.994173	6.87%	0	2005
	12.490228	14.030554	12.33%	0	2004

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.656870	9.667326	0.11%	0	2005
	9.824766	9.656870	-1.71%	0	2004

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	13.908480	14.516509	4.37%	0	2005
	13.023406	13.908480	6.80%	0	2004

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.185022	17.627922	8.92%	0	2005
	14.808298	16.185022	9.30%	0	2004

GVIT GVIT International Value Fund: Class II - Q/NQ	15.992068	17.431305	9.00%	0	2005
	13.668336	15.992068	17.00%	0	2004

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.395221	12.422369	9.01%	0	2005
	10.000000	11.395221	13.95%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.024317	17.515423	9.31%	0	2005
	14.201002	16.024317	12.84%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.046204	15.806129	5.05%	0	2005
	13.636241	15.046204	10.34%	0	2004

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	18.918543	18.960047	0.22%	0	2005
	16.584685	18.918543	14.07%	0	2004

GVIT GVIT Small Company Fund: Class II - Q/NQ	16.836188	18.387630	9.21%	0	2005
	14.537072	16.836188	15.82%	0	2004

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.423379	15.633146	1.36%	0	2005
	13.510397	15.423379	14.16%	0	2004

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.244639	11.203322	-0.37%	0	2005
	10.825594	11.244639	3.87%	0	2004

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.066649	12.667219	4.98%	0	2005
	11.428244	12.066649	5.59%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.210111	15.595793	9.75%	0	2005
	12.354479	14.210111	15.02%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.515213	21.247375	28.65%	0	2005
	14.271648	16.515213	15.72%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.305622	14.553604	28.73%	0	2005
	10.000000	11.305622	13.06%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.853630	14.982396	8.15%	0	2005
	12.096180	13.853630	14.53%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.293905	13.510394	1.63%	156	2005
	12.510661	13.293905	6.26%	156	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.550067	15.104860	3.81%	0	2005
	12.996280	14.550067	11.96%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.658058	14.706822	0.33%	0	2005
	13.437805	14.658058	9.08%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.554870	15.55%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.799698	9.693283	-1.09%	0	2005
	9.973263	9.799698	-1.74%	0	2004

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.081263	15.573531	10.60%	0	2005
	12.446564	14.081263	13.13%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.468083	14.68%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.438688	14.002252	4.19%	0	2005
	12.167407	13.438688	10.45%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.066772	14.383063	2.25%	291	2005
	13.532144	14.066772	3.95%	291	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.448989	12.731834	11.20%	0	2005
	10.000000	11.448989	14.49%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.390723	19.341502	11.22%	0	2005
	15.003950	17.390723	15.91%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.717075	12.648632	-0.54%	0	2005
	11.995661	12.717075	6.01%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.830819	14.260271	3.11%	149	2005
	12.996768	13.830819	6.42%	149	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.405765	18.620810	6.98%	0	2005
	14.978953	17.405765	16.20%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.235273	13.580075	2.61%	0	2005
	12.217048	13.235273	8.33%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.256956	15.597228	9.40%	0	2005
	12.584302	14.256956	13.29%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.935860	12.300885	3.06%	0	2005
	11.655293	11.935860	2.41%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.126744	11.27%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.459894	4.60%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.959178	-0.41%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.192334	10.329181	1.34%	0	2005
	10.044557	10.192334	1.47%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.369832	14.618624	9.34%	0	2005
	12.457054	13.369832	7.33%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.742725	20.198573	13.84%	0	2005
	13.373387	17.742725	32.67%	0	2004

Maximum Additional Contract Options Elected (Total 2.55%)
(Variable account charges of 2.55% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	15.038878	15.452043	2.75%	0	2005
	13.923259	15.038878	8.01%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	13.705989	14.503375	5.82%	649	2005
	13.226979	13.705989	3.62%	0	2004

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	15.527047	16.534458	6.49%	433	2005
	13.822665	15.527047	12.33%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	14.683317	14.967672	1.94%	0	2005
	13.547207	14.683317	8.39%	0	2004

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	16.990570	17.656679	3.92%	0	2005
	14.642139	16.990570	16.04%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	14.622353	14.894305	1.86%	0	2005
	13.328855	14.622353	9.70%	0	2004

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	14.372789	15.843252	10.23%	0	2005
	12.850187	14.372789	11.85%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.167726	12.295785	10.10%	0	2005
	10.000000	11.167726	11.68%	0	2004*

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.115071	11.15%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	13.906425	13.820457	-0.62%	0	2005
	12.903764	13.906425	7.77%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	14.966790	15.294325	2.19%	242	2005
	13.451657	14.966790	11.26%	0	2004

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.261458	12.61%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.611882	10.503624	-1.02%	0	2005
	10.291552	10.611882	3.11%	0	2004

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	17.125720	17.897638	4.51%	0	2005
	14.418238	17.125720	18.78%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	14.163472	14.415353	1.78%	0	2005
	13.170537	14.163472	7.54%	0	2004

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	12.813249	13.001639	1.47%	0	2005
	12.546704	12.813249	2.12%	0	2004

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	14.769232	15.193525	2.87%	0	2005
	13.648154	14.769232	8.21%	0	2004

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	14.068483	14.365614	2.11%	0	2005
	13.183936	14.068483	6.71%	0	2004

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	13.397044	13.277713	-0.89%	0	2005
	12.835006	13.397044	4.38%	0	2004

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	10.218953	10.057359	-1.58%	0	2005
	10.149419	10.218953	0.69%	0	2004

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	14.719744	15.144591	2.89%	354	2005
	13.579393	14.719744	8.40%	0	2004

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	13.787725	14.176563	2.82%	0	2005
	13.720126	13.787725	0.49%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	16.183197	18.734206	15.76%	0	2005
	14.655363	16.183197	10.43%	0	2004

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.944025	12.664802	15.72%	0	2005
	10.000000	10.944025	9.44%	0	2004*

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	14.859757	16.892886	13.68%	232	2005
	13.241238	14.859757	12.22%	0	2004

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.363516	10.291329	-0.70%	0	2005
	10.207031	10.363516	1.53%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	17.253206	19.844027	15.02%	87	2005
	14.202577	17.253206	21.48%	0	2004

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	18.286473	18.254014	-0.18%	0	2005
	16.483660	18.286473	10.94%	0	2004

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.612895	6.13%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.917246	9.17%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.123821	11.24%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.285355	32.85%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	14.120595	14.233070	0.80%	0	2005
	13.054225	14.120595	8.17%	0	2004

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	17.206428	18.239133	6.00%	0	2005
	14.268246	17.206428	20.59%	0	2004

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	10.000000	12.587209	25.87%	0	2005*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	15.749303	16.909683	7.37%	0	2005
	13.634901	15.749303	15.51%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.428183	12.266150	7.33%	0	2005
	10.000000	11.428183	14.28%	0	2004*

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.713324	-2.87%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	12.681275	12.652973	-0.22%	0	2005
	11.819638	12.681275	7.29%	0	2004

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.361854	3.62%	0	2005*

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	19.412896	25.036467	28.97%	0	2005
	16.540376	19.412896	17.37%	0	2004

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.656576	15.051156	29.12%	0	2005
	10.000000	11.656576	16.57%	0	2004*

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	16.612510	17.936467	7.97%	0	2005
	14.116084	16.612510	17.68%	0	2004

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	14.382099	15.163992	5.44%	0	2005
	13.720458	14.382099	4.82%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.775780	10.311740	5.48%	0	2005
	10.000000	9.775780	-2.24%	0	2004*

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	15.363022	14.856267	-3.30%	0	2005
	15.153885	15.363022	1.38%	0	2004

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.777554	10.422060	-3.30%	0	2005
	10.000000	10.777554	7.78%	0	2004*

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	15.560145	16.102783	3.49%	0	2005
	12.324285	15.560145	26.26%	0	2004

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	10.034351	10.098317	0.64%	0	2005
	9.971617	10.034351	0.63%	0	2004

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.857791	10.931599	0.68%	0	2005
	10.646571	10.857791	1.98%	0	2004

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.859009	12.075916	1.83%	0	2005
	11.356286	11.859009	4.43%	0	2004

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.933076	13.277824	2.67%	0	2005
	12.116049	12.933076	6.74%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	14.140874	14.755964	4.35%	3,676	2005
	12.945322	14.140874	9.24%	6,999	2004

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	15.123351	15.907856	5.19%	0	2005
	13.609991	15.123351	11.12%	0	2004

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	14.018561	14.973706	6.81%	1,489	2005
	12.485956	14.018561	12.27%	0	2004

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.647389	9.652899	0.06%	0	2005
	9.820156	9.647389	-1.76%	0	2004

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	13.895106	14.495128	4.32%	0	2005
	13.017569	13.895106	6.74%	0	2004

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	16.169473	17.601984	8.86%	871	2005
	14.801656	16.169473	9.24%	0	2004

GVIT GVIT International Value Fund: Class II - Q/NQ	15.978409	17.407509	8.94%	0	2005
	13.663665	15.978409	16.94%	0	2004

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.391374	12.411825	8.96%	0	2005
	10.000000	11.391374	13.91%	0	2004*

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	16.008905	17.489639	9.25%	1,092	2005
	14.194622	16.008905	12.78%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	15.031729	15.782851	5.00%	0	2005
	13.630117	15.031729	10.28%	0	2004

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	18.900373	18.932150	0.17%	0	2005
	16.577254	18.900373	14.01%	0	2004

GVIT GVIT Small Company Fund: Class II - Q/NQ	16.820009	18.360569	9.16%	0	2005
	14.530553	16.820009	15.76%	0	2004

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	15.408536	15.610111	1.31%	0	2005
	13.504333	15.408536	14.10%	0	2004

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	11.233809	11.186803	-0.42%	0	2005
	10.820723	11.233809	3.82%	0	2004

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	12.055029	12.648544	4.92%	0	2005
	11.423100	12.055029	5.53%	0	2004

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	14.196482	15.572875	9.70%	0	2005
	12.348942	14.196482	14.96%	0	2004

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	16.499332	21.216096	28.59%	0	2005
	14.265241	16.499332	15.66%	0	2004

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.301782	14.541237	28.66%	0	2005
	10.000000	11.301782	13.02%	0	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.841789	14.961936	8.09%	0	2005
	12.092041	13.841789	14.47%	0	2004

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	13.281117	13.490499	1.58%	0	2005
	12.505036	13.281117	6.21%	0	2004

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	14.536075	15.082636	3.76%	0	2005
	12.990444	14.536075	11.90%	0	2004

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	14.643982	14.685186	0.28%	0	2005
	13.431782	14.643982	9.02%	0	2004

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.550946	15.51%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.790262	9.679002	-1.14%	0	2005
	9.968772	9.790262	-1.79%	0	2004

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	14.066830	15.549628	10.54%	0	2005
	12.440193	14.066830	13.08%	0	2004

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.464191	14.64%	1,494	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.427203	13.983136	4.14%	0	2005
	12.163238	13.427203	10.39%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	14.053233	14.361868	2.20%	0	2005
	13.526067	14.053233	3.90%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.445101	12.721021	11.15%	0	2005
	10.000000	11.445101	14.45%	0	2004*

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	17.374012	19.313035	11.16%	0	2005
	14.997227	17.374012	15.85%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	12.704852	12.630017	-0.59%	0	2005
	11.990272	12.704852	5.96%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	13.817518	14.239272	3.05%	0	2005
	12.990931	13.817518	6.36%	0	2004

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	17.389038	18.593399	6.93%	0	2005
	14.972238	17.389038	16.14%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.223957	13.561526	2.55%	0	2005
	12.212863	13.223957	8.28%	0	2004

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.244793	15.575952	9.34%	0	2005
	12.580004	14.244793	13.23%	0	2004

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.925642	12.284060	3.01%	0	2005
	11.651290	11.925642	2.35%	0	2004

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.122956	11.23%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.456343	4.56%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.955790	-0.44%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.183615	10.315071	1.29%	0	2005
	10.041112	10.183615	1.42%	0	2004

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.356123	14.596171	9.28%	0	2005
	12.450667	13.356123	7.27%	0	2004

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.724561	20.167579	13.78%	0	2005
	13.366536	17.724561	32.60%	0	2004

Maximum Additional Contract Options Elected (Total 3.05%)
(Variable account charges of 3.05% of the daily net assets of the variable account)
Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series II Shares - Q/NQ	13.720077	14.024896	2.22%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series II Shares - Q/NQ	12.495677	13.155023	5.28%	0	2005

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series II Shares - Q/NQ	14.220731	15.065938	5.94%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class B - Q/NQ	13.118507	13.304149	1.42%	0	2005

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class B - Q/NQ	15.560477	16.087833	3.39%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II - Q/NQ	13.333169	13.511680	1.34%	0	2005

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class II - Q/NQ	13.856840	15.196390	9.67%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV - Q/NQ	11.129815	12.191358	9.54%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II - Q/NQ	10.000000	11.077248	10.77%	0	2005*

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class II - Q/NQ	12.493754	12.353008	-1.13%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II - Q/NQ	13.605989	13.832637	1.67%	0	2005

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class II - Q/NQ	10.000000	11.223169	12.23%	0	2005*

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ	10.503268	10.342924	-1.53%	0	2005*

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ	15.653891	16.275820	3.97%	0	2005

Dreyfus Stock Index Fund, Inc.: Service Shares - Q/NQ	12.825416	12.986721	1.26%	0	2005

Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares - Q/NQ	11.743997	11.855702	0.95%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Service Shares - Q/NQ	13.582835	13.901582	2.35%	0	2005

Federated Insurance Series - Federated American Leaders Fund II: Service Shares - Q/NQ	13.076013	13.283879	1.59%	0	2005

Federated Insurance Series - Federated Capital Appreciation Fund II: Service Shares - Q/NQ	12.260146	12.088782	-1.40%	0	2005

Federated Insurance Series - Federated Quality Bond Fund II: Service Shares - Q/NQ	9.971792	9.763885	-2.08%	0	2005

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 - Q/NQ	13.422219	13.738980	2.36%	0	2005

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 - Q/NQ	12.314666	12.597190	2.29%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 - Q/NQ	15.750728	18.140323	15.17%	0	2005

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R - Q/NQ	10.906865	12.557266	15.13%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ	13.688404	15.481705	13.10%	0	2005

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Service Class 2 - Q/NQ	10.096081	9.974452	-1.20%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class 2 - Q/NQ	16.653163	19.055946	14.43%	0	2005

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class 2 - Q/NQ	16.139789	16.028731	-0.69%	0	2005

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class 2 - Q/NQ	10.000000	10.576779	5.77%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class 2 - Q/NQ	10.000000	10.880107	8.80%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class 2 - Q/NQ	10.000000	11.085983	10.86%	0	2005*

Fidelity Variable Insurance Products Fund IV - VIP Natural Resources Portfolio: Service Class 2 - Q/NQ	10.000000	13.240214	32.40%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 2 - Q/NQ	12.949799	12.986180	0.28%	0	2005

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 2 - Q/NQ	15.674053	16.529818	5.46%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3 - Q/NQ	14.914014	15.930952	6.82%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 2 - Q/NQ	14.914014	15.930952	6.82%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3 - Q/NQ	11.389395	12.161980	6.78%	0	2005

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3 - Q/NQ	10.000000	9.680244	-3.20%	0	2005*

GVIT Federated GVIT High Income Bond Fund: Class I - Q/NQ	11.625358	11.540060	-0.73%	0	2005

GVIT Federated GVIT High Income Bond Fund: Class III - Q/NQ	10.000000	10.326583	3.27%	0	2005*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Emerging Markets Fund: Class II - Q/NQ	18.369962	23.570360	28.31%	0	2005

GVIT Gartmore GVIT Emerging Markets Fund: Class VI - Q/NQ	11.616994	14.923387	28.46%	0	2005

GVIT Gartmore GVIT Global Financial Services Fund: Class II - Q/NQ	15.382919	16.523940	7.42%	0	2005

GVIT Gartmore GVIT Global Health Sciences Fund: Class II - Q/NQ	12.838026	13.466713	4.90%	0	2005

GVIT Gartmore GVIT Global Health Sciences Fund: Class VI - Q/NQ	9.742565	10.224123	4.94%	0	2005

GVIT Gartmore GVIT Global Technology and Communications Fund: Class II - Q/NQ	13.817029	13.292904	-3.79%	0	2005

GVIT Gartmore GVIT Global Technology and Communications Fund: Class VI - Q/NQ	10.740957	10.333516	-3.79%	0	2005

GVIT Gartmore GVIT Global Utilities Fund: Class II - Q/NQ	12.838026	13.466713	4.90%	0	2005

GVIT Gartmore GVIT Government Bond Fund: Class I - Q/NQ	9.861171	9.873261	0.12%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT Gartmore GVIT Investor Destinations Conservative Fund: Class II - Q/NQ	10.546352	10.563712	0.16%	0	2005

GVIT Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ	11.328687	11.476876	1.31%	0	2005

GVIT Gartmore GVIT Investor Destinations Moderate Fund: Class II - Q/NQ	12.172148	12.432684	2.14%	0	2005

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ	13.132773	13.633921	3.82%	0	2005

GVIT Gartmore GVIT Investor Destinations Aggressive Fund: Class II - Q/NQ	13.871742	14.516696	4.65%	0	2005

GVIT Gartmore GVIT Mid Cap Growth Fund: Class II - Q/NQ	13.898852	14.769913	6.27%	0	2005

GVIT Gartmore GVIT Money Market Fund: Class I - Q/NQ	9.552817	9.509364	-0.45%	0	2005

GVIT Gartmore GVIT Nationwide® Fund: Class II - Q/NQ	12.648095	13.126787	3.78%	0	2005

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class II - Q/NQ	14.245745	15.428523	8.30%	0	2005

GVIT GVIT International Value Fund: Class II - Q/NQ	15.842009	17.170621	8.39%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

GVIT GVIT International Value Fund: Class VI - Q/NQ	11.352698	12.306414	8.40%	0	2005

GVIT GVIT Mid Cap Index Fund: Class I - Q/NQ	14.505585	15.766228	8.69%	0	2005

GVIT GVIT Small Cap Growth Fund: Class II - Q/NQ	13.549656	14.153989	4.46%	0	2005

GVIT GVIT Small Cap Value Fund: Class II - Q/NQ	16.594702	16.537581	-0.34%	0	2005

GVIT GVIT Small Company Fund: Class II - Q/NQ	15.266837	16.579922	8.60%	0	2005

GVIT Van Kampen GVIT Comstock Value Fund: Class II - Q/NQ	14.074206	14.185389	0.79%	0	2005

GVIT Van Kampen GVIT Multi Sector Bond Fund: Class I - Q/NQ	10.756090	10.656287	-0.93%	0	2005

Janus Aspen Series - Balanced Portfolio: Service Shares - Q/NQ	11.344015	11.841643	4.39%	0	2005

Janus Aspen Series - Forty Portfolio: Service Shares - Q/NQ	13.186795	14.391319	9.13%	0	2005

Janus Aspen Series - International Growth Portfolio: Service Shares - Q/NQ	15.433291	19.743894	27.93%	0	2005

Janus Aspen Series - International Growth Portfolio: Service II Shares - Q/NQ	11.263410	14.417797	28.01%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Janus Aspen Series - Risk-Managed Core Portfolio: Service Shares - Q/NQ	13.723602	14.758334	7.54%	0	2005

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Service Class - Q/NQ	11.986346	12.113033	1.06%	0	2005

MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ	13.464569	13.899376	3.23%	0	2005

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class - Q/NQ	13.395567	13.364553	-0.23%	0	2005

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class - Q/NQ	10.000000	11.511655	15.12%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Limited Maturity Bond Portfolio: I Class - Q/NQ	9.666257	9.507505	-1.64%	0	2005

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: S Class - Q/NQ	13.922966	15.311903	9.98%	0	2005

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class - Q/NQ	10.000000	11.425204	14.25%	0	2005*

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class - Q/NQ	13.312530	13.792806	3.61%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares - Q/NQ	12.585214	12.795820	1.67%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4 - Q/NQ	11.406251	12.612994	10.58%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Service Shares - Q/NQ	16.120891	17.828423	10.59%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Service Shares - Q/NQ	11.535765	11.409132	-1.10%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Fund/VA: Service Shares - Q/NQ	12.658320	12.977969	2.53%	0	2005

Oppenheimer Variable Account Funds - Oppenheimer Main Street® Small Cap Fund/VA: Service Shares - Q/NQ	15.668160	16.667678	6.38%	0	2005

Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB - Q/NQ	13.111050	13.376958	2.03%	0	2005

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ	14.123153	15.363941	8.79%	0	2005

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of Period	Period

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB - Q/NQ	11.823804	12.116873	2.48%	0	2005

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II - Q/NQ	10.000000	11.085119	10.85%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II - Q/NQ	10.000000	10.420765	4.21%	0	2005*

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II - Q/NQ	10.000000	9.921892	-0.78%	0	2005*

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class II - Q/NQ	10.096572	10.174578	0.77%	0	2005

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ	13.219470	14.372918	8.73%	0	2005

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class II - Q/NQ	17.543336	19.859297	13.20%	0	2005

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-II:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-II (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:

AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2) 4,011,147 shares (cost $44,928,480)	$49,176,663
AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2) 474,182 shares (cost $10,674,432)	11,584,276
AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2) 998,432 shares (cost $13,546,485)	15,895,032
Alger American Balanced Portfolio – Class S (AlgerBal) 30,059 shares (cost $406,061)	439,161
Alger American MidCap Growth Portfolio – Class S (AlgMidCapGr) 19,034 shares (cost $402,659)	413,039
Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB) 900,507 shares (cost $19,405,500)	22,197,492
Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB) 495,433 shares (cost $7,413,379)	8,417,406
American Century VP – Balanced Fund – Class I (ACVPBal) 12,597,315 shares (cost $85,420,414)	94,479,866
American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp) 13,831,479 shares (cost $119,355,097)	129,324,331
American Century VP – Income & Growth Fund – Class I (ACVPIncGr) 5,730,616 shares (cost $35,159,935)	43,036,929
American Century VP – Income & Growth Fund – Class II (ACVPIncGr2) 1,946,275 shares (cost $13,086,681)	14,597,062
American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2) 7,730,929 shares (cost $80,663,106)	79,319,335
American Century VP – International Fund – Class I (ACVPInt) 8,138,036 shares (cost $51,288,988)	66,976,033
American Century VP – International Fund – Class II (ASVPInt2) 372,184 shares (cost $2,478,065)	3,059,350
American Century VP – International Fund – Class III (ASVPInt3) 3,512,470 shares (cost $20,523,244)	28,907,627
American Century VP – International Fund – Class IV (ACVPInt4) 1,174,512 shares (cost $8,121,825)	9,654,491
American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2) 462,299 shares (cost $5,383,142)	5,404,278
American Century VP – Ultra® Fund – Class I (ACVPUltra) 733,182 shares (cost $7,173,545)	7,610,432
American Century VP – Ultra® Fund – Class II (ACVPUltra2) 1,508,825 shares (cost $14,432,649)	15,586,159
American Century VP – Value Fund – Class I (ACVPVal) 18,830,840 shares (cost $133,262,802)	154,412,885
American Century VP – Value Fund – Class II (ACVPVal2) 8,915,970 shares (cost $70,996,094)	73,021,792
American Century VP – Vista(SM) Fund – Class II (ACVPVista2) 83,273 shares (cost $1,164,773)	1,205,787
American VIS – Growth Fund – Class 1 (AmerGro) 364,344 shares (cost $20,209,482)	21,627,489
American VIS – High-Income Bond Fund – Class 1 (AmerHiInc) 154,905 shares (cost $1,930,450)	1,922,371
American VIS – U.S. Government/AAA-Rated Securities Fund – Class 1 (AmerUSGvt) 204,297 shares (cost $2,489,552)	2,433,180
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Charles Schwab Money Market Portfolio (ChScMM) 11,300,638 shares (cost $11,300,638)	$11,300,638
Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp) 399,616 shares (cost $3,729,699)	5,175,026
Credit Suisse Trust – International Focus Portfolio (CSTIntFoc) 3,745,855 shares (cost $32,197,070)	43,826,509
Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr) 6,611,366 shares (cost $76,751,132)	98,443,245
Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS) 3,167,364 shares (cost $46,134,737)	52,799,955
Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) 3,645,260 shares (cost $114,261,182)	95,068,386
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx) 18,592,815 shares (cost $496,842,420)	591,623,360
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStkIxS) 2,928,466 shares (cost $85,834,789)	93,213,069
Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp) 1,439,158 shares (cost $45,388,944)	53,407,141
Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVIFAppS) 653,790 shares (cost $22,799,814)	24,137,931
Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS) 120,538 shares (cost $4,699,926)	5,244,612
Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc) 1,658,999 shares (cost $31,433,549)	36,199,347
Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS) 119,207 shares (cost $2,260,161)	2,536,725
Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS) 540,095 shares (cost $2,935,675)	3,170,358
Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd) 1,861,457 shares (cost $21,619,650)	21,034,463
Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS) 4,288,647 shares (cost $49,311,890)	48,247,281
Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI) 37,368,751 shares (cost $862,980,324)	952,529,457
Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2) 4,991,980 shares (cost $114,448,695)	125,648,136
Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr) 25,314,547 shares (cost $1,057,879,226)	853,100,226
Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2) 1,475,796 shares (cost $45,592,401)	49,129,251
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI) 27,751,925 shares (cost $180,028,539)	171,229,380
Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv) 7,985,993 shares (cost $108,255,837)	164,591,306
Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR) 3,018,500 shares (cost $43,059,546)	62,120,734
Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2) 414,592 shares (cost $6,667,706)	8,474,257
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 1,702,444 shares (cost $27,926,311)	34,593,659
Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM) 21,920,371 shares (cost $340,712,475)	329,682,382
Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon) 24,255,575 shares (cost $564,839,757)	752,650,502
Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2) 7,483,041 shares (cost $192,003,363)	229,654,527
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS) 1,277,875 shares (cost $16,262,595)	$16,203,460
Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2) 5,133,901 shares (cost $65,505,689)	64,533,140
Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp) 2,212,399 shares (cost $28,896,181)	38,363,005
Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2) 4,213,933 shares (cost $118,079,986)	146,097,062
Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS) 1,240,956 shares (cost $16,299,612)	17,336,159
Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2) 1,644,212 shares (cost $21,283,193)	23,051,848
Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2) 843,099 shares (cost $8,919,159)	9,071,749
Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2) 1,438,394 shares (cost $15,472,949)	15,908,643
Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2) 621,608 shares (cost $6,728,717)	6,999,310
Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2 (FidVIPNtRsS2) 764,430 shares (cost $14,032,341)	14,440,084
Financial Investors VIT – First Horizon Capital Appreciation Portfolio (FICapAp) 4,324 shares (cost $53,815)	55,126
Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq) 64,670 shares (cost $612,293)	603,374
Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2) 6,862,692 shares (cost $113,928,944)	122,430,424
Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2) 2,701,226 shares (cost $39,503,857)	45,353,583
Franklin Templeton VIP – Templeton Developing Markets Securites Fund – Class 3 (FrVIPDevMrk3) 683,935 shares (cost $6,782,027)	7,454,892
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2) 706,038 shares (cost $8,976,813)	11,028,318
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 2,512,780 shares (cost $35,044,017)	39,199,365
Franklin Templeton VIP – Templeton Global Income Securites Fund – Class 3 (FrVIPGlInc3) 345,711 shares (cost $4,893,285)	4,902,180
Gartmore GVIT Dreyfus International Value Fund – Class II (GVITIntVal2) 172,180 shares (cost $2,389,843)	2,847,860
Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3) 1,441,425 shares (cost $21,200,831)	23,870,001
Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6) 2,273,310 shares (cost $35,220,953)	37,646,007
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap) 8,106,051 shares (cost $122,596,935)	140,721,051
Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts) 94,784 shares (cost $823,692)	1,239,780
Gartmore GVIT Emerging Markets Fund – Class II (GVITEmMrkts2) 451,702 shares (cost $4,932,863)	5,881,154
Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3) 3,460,460 shares (cost $40,036,577)	45,262,822
Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6) 2,101,799 shares (cost $24,353,409)	27,470,515
Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc) 3,071,642 shares (cost $24,982,072)	23,866,656
Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3) 2,219,964 shares (cost $17,551,547)	17,226,922
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Global Financial Services Fund – Class II (GVITGlFin2) 133,428 shares (cost $1,615,956)	$1,683,858
Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3) 292,193 shares (cost $3,649,476)	3,702,082
Gartmore GVIT Global Health Sciences Fund – Class II (GVITGlHlth2) 249,923 shares (cost $2,605,620)	2,566,708
Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3) 836,511 shares (cost $8,825,388)	8,666,253
Gartmore GVIT Global Health Sciences Fund – Class VI (GVITGlHlth6) 995,248 shares (cost $10,632,135)	10,290,863
Gartmore GVIT Global Technology and Communications Fund – Class I (GVITGlTech) 159,290 shares (cost $547,610)	613,267
Gartmore GVIT Global Technology and Communications Fund – Class II (GVITGlTech2) 410,603 shares (cost $1,627,931)	1,576,716
Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3) 1,141,539 shares (cost $4,154,920)	4,429,171
Gartmore GVIT Global Technology and Communications Fund – Class VI (GVITGlTech6) 926,320 shares (cost $3,312,738)	3,557,070
Gartmore GVIT Global Utilities Fund – Class II (GVITGlUtl2) 88,759 shares (cost $843,503)	902,682
Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3) 617,996 shares (cost $6,877,058)	6,285,016
Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd) 24,097,753 shares (cost $292,078,443)	278,088,070
Gartmore GVIT Growth Fund – Class I (GVITGrowth) 6,301,718 shares (cost $60,132,657)	72,154,674
Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 38,121,036 shares (cost $422,025,105)	456,308,803
Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 11,592,523 shares (cost $120,100,746)	119,055,209
Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 80,004,062 shares (cost $868,183,764)	912,046,310
Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 67,859,130 shares (cost $751,260,482)	803,452,100
Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 24,043,359 shares (cost $255,570,553)	262,313,041
Gartmore GVIT International Growth Fund – Class I (GVITIntGro) 15,865 shares (cost $95,091)	146,120
Gartmore GVIT International Growth Fund – Class III (GVITIntGro3) 1,383,010 shares (cost $10,629,825)	12,751,351
Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal) 249,207 shares (cost $2,467,589)	2,499,541
Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr) 588,361 shares (cost $13,638,118)	15,973,989
Gartmore GVIT Mid Cap Growth Fund – Class II (GVITMdCpGr2) 991,347 shares (cost $23,994,711)	26,825,861
Gartmore GVIT Money Market Fund – Class I (GVITMyMkt) 403,752,849 shares (cost $403,752,849)	403,752,849
Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund) 30,381,823 shares (cost $339,949,400)	360,024,601
Gartmore GVIT Nationwide® Fund – Class II (GVITNWFund2) 1,888,134 shares (cost $20,962,729)	22,317,744
Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3) 343,795 shares (cost $4,692,769)	4,438,390
Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr) 931,157 shares (cost $13,059,088)	14,805,395
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2) 854,555 shares (cost $11,853,589)	$13,450,699
Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal) 10,185,254 shares (cost $104,880,771)	117,435,980
Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2) 2,898,948 shares (cost $34,853,666)	33,134,973
Gartmore GVIT Small Company Fund – Class I (GVITSmComp) 9,097,259 shares (cost $175,122,019)	207,235,553
Gartmore GVIT Small Company Fund – Class II (GVITSmComp2) 2,738,191 shares (cost $63,088,809)	61,691,454
Gartmore GVIT U.S. Growth Leaders Fund – Class II (GVITUSGro2) 1,772,808 shares (cost $19,381,696)	19,057,686
Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3) 904,348 shares (cost $10,023,232)	9,821,216
Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec) 5,546,758 shares (cost $54,400,385)	54,191,826
Gartmore GVIT Van Kampen Value Fund – Class II (GVITVal2) 5,249,533 shares (cost $57,484,891)	60,369,631
Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3) 234,915 shares (cost $2,794,051)	2,992,819
Janus AS – Balanced Portfolio – Service Shares (JanBal) 433,644 shares (cost $10,400,546)	11,543,607
Janus AS – Forty Portfolio – Service Shares (JanForty) 1,429,910 shares (cost $28,819,898)	39,251,023
Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2) 1,300,892 shares (cost $4,557,389)	5,242,595
Janus AS – Global Technology Portfolio – Service Shares (JanGlTech) 1,286,491 shares (cost $4,742,590)	5,094,506
Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2) 729,932 shares (cost $19,633,430)	25,824,987
Janus AS – International Growth Portfolio – Service Shares (JanIntGro) 399,055 shares (cost $9,781,912)	14,034,757
Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore) 216,533 shares (cost $2,862,699)	2,698,004
JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap) 1,024,974 shares (cost $27,035,022)	28,535,286
MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS) 2,640,014 shares (cost $23,082,387)	25,660,932
MFS® VIT – Value Series – Service Class (MFSValS) 2,133,842 shares (cost $25,111,941)	26,566,331
MTB Group of Funds – Aggressive Growth II (MTBAggGr2) 11,204 shares (cost $118,973)	120,557
MTB Group of Funds – Conservative Growth II (MTBConGr2) 3,677 shares (cost $37,414)	37,362
MTB Group of Funds – Large Cap Growth Fund II (MTBLgCapGr2) 91,603 shares (cost $896,612)	923,358
MTB Group of Funds – Large Cap Value Fund II (MTBLgCapV2) 94,160 shares (cost $974,705)	1,038,584
MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares (MTBModGr2) 710,562 shares (cost $7,499,039)	7,389,841
Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc) 383,598 shares (cost $5,025,218)	5,431,745
Neuberger Berman AMT – Growth Portfolio®– I Class (NBAMTGro) 11,270,216 shares (cost $110,460,667)	155,416,276
Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard) 1,195,069 shares (cost $15,554,263)	20,913,716
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt) 811,550 shares (cost $9,193,903)	$9,478,908
Neuberger Berman AMT – Limited Maturity Bond Portfolio®– I Class (NBAMTLMat) 9,243,135 shares (cost $122,713,563)	116,833,230
Neuberger Berman AMT – Mid Cap Growth Portfolio®– S Class (NBAMTMCGrS) 396,184 shares (cost $6,334,584)	7,967,263
Neuberger Berman AMT – Partners Portfolio®– I Class (NBAMTPart) 10,525,017 shares (cost $153,393,993)	225,340,604
Neuberger Berman AMT – Regency Portfolio®– S Class (NBAMTRegS) 240,994 shares (cost $3,862,572)	3,990,867
Neuberger Berman AMT – Socially Responsive Portfolio®– I Class (NBAMSocRes) 2,219,803 shares (cost $31,193,363)	33,097,256
Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro) 586,867 shares (cost $24,060,225)	28,985,345
Oppenheimer Balanced Fund/VA – Initial Class (OppBal) 9,094,012 shares (cost $143,275,307)	155,234,785
Oppenheimer Bond Fund/VA – Initial Class (OppBdFd) 12,102,675 shares (cost $131,738,997)	135,428,937
Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp) 3,161,224 shares (cost $98,967,277)	121,770,348
Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS) 1,597,115 shares (cost $56,187,849)	61,057,718
Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3) 2,989,249 shares (cost $72,638,565)	100,289,288
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 2,216,333 shares (cost $62,155,679)	73,471,438
Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec) 9,472,483 shares (cost $169,772,417)	316,191,466
Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS) 666,323 shares (cost $17,241,570)	22,095,282
Oppenheimer High Income Fund/VA – Service Class (OppHighIncS) 4,708,445 shares (cost $38,687,785)	39,503,858
Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt) 1,336,959 shares (cost $23,816,136)	29,132,329
Oppenheimer Main Street Fund®/VA – Service Class (OppMStS) 2,576,598 shares (cost $50,960,171)	55,731,806
Oppenheimer Main Street Small Cap Fund®/VA – Service Class (OppMStSCapS) 1,237,094 shares (cost $18,123,013)	21,104,821
Pioneer Small Cap Value II VCT Portfolio – Class I (PioSmCapV) 53,054 shares (cost $1,085,867)	1,237,749
Putnam VT Growth & Income Fund – IB Shares (PVTGroInc) 339,188 shares (cost $8,143,125)	8,937,607
Putnam VT International Equity Fund – IB Shares (PVTIntEq) 91,397 shares (cost $1,195,804)	1,486,109
Putnam VT Voyager II Fund – IB Shares (PVTVoyII) 121,084 shares (cost $3,149,196)	3,456,936
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2) 699,824 shares (cost $6,447,894)	6,676,323
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2) 623,566 shares (cost $13,882,094)	13,568,789
T. Rowe Price Limited Term Bond Fund – II (TRowLtdTBd2) 608,892 shares (cost $2,988,454)	2,977,481
Van Eck WIT – Worldwide Bond Fund – Class R1 (VEWrldBdR1) 582,236 shares (cost $7,229,985)	6,998,481
Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd) 2,246,205 shares (cost $27,910,558)	27,021,843
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1) 725,122 shares (cost $11,571,000)	$14,422,682
Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt) 1,980,347 shares (cost $23,542,788)	39,428,699
Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1) 1,044,774 shares (cost $22,296,827)	28,971,590
Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs) 1,803,754 shares (cost $24,476,871)	50,036,138
Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2) 1,804,643 shares (cost $20,645,000)	20,681,211
Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt) 1,386,369 shares (cost $11,847,437)	12,532,778
Van Kampen UIF – Emerging Markets Debt Portfolio – Class II (VKEmMkt2) 286,134 shares (cost $2,521,897)	2,578,064
Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst) 7,957,467 shares (cost $115,424,143)	183,658,331
Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUSRealEst2) 3,001,885 shares (cost $55,099,261)	68,803,196
Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk) 72,124 shares (cost $778,262)	859,718
Wells Fargo Advantage Variable Trust Discovery Fund (WFDisc) 4,933,716 shares (cost $53,955,836)	70,749,481
Wells Fargo Advantage Variable Trust Opportunity Fund (WFTrustOp) 15,430,013 shares (cost $300,595,314)	373,714,905
Wells Fargo Variable Trust – Large Company Growth Fund (WFLrgCoGro) 14,713 shares (cost $127,857)	137,864
Wells Fargo Variable Trust – Money Market Fund (WFMnMrkt) 10,573 shares (cost $10,573)	10,573
Wells Fargo Variable Trust – Total Return Bond Fund (WFTotRetBd) 2,172 shares (cost $21,287)	21,417

Total investments	13,950,605,371
Accounts receivable	–

Total assets	13,950,605,371

Accounts payable	443,403

Contract owners’ equity (note 4)	$13,950,161,968

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005

Investment activity:	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
Reinvested dividends	$211,176,329	–	–	–	5,069	–	286,030	46,706
Mortality and expense risk charges (note 2)	(187,005,390)	(708,763)	(190,108)	(216,893)	(3,466)	(3,417)	(356,358)	(131,320)

Net investment income (loss)	24,170,939	(708,763)	(190,108)	(216,893)	1,603	(3,417)	(70,328)	(84,614)

Proceeds from mutual fund shares sold	2,640,104,566	6,129,968	8,396,744	1,246,818	3,808	257,149	3,528,093	1,660,722
Cost of mutual fund shares sold	(2,638,809,177)	(4,866,887)	(7,993,561)	(1,120,633)	(3,745)	(238,050)	(2,949,578)	(1,283,995)

Realized gain (loss) on investments	1,295,389	1,263,081	403,183	126,185	63	19,099	578,515	376,727
Change in unrealized gain (loss) on investments	600,232,308	883,898	299,434	1,204,267	29,888	(12,097)	112,602	(256,267)

Net gain (loss) on investments	601,527,697	2,146,979	702,617	1,330,452	29,951	7,002	691,117	120,460

Reinvested capital gains	214,630,863	606,132	–	–	–	10,437	–	363,533

Net increase (decrease) in contract owners’ equity resulting from operations	$840,329,499	2,044,348	512,509	1,113,559	31,554	14,022	620,789	399,379

Investment activity:	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ASVPInt2	ASVPInt3
Reinvested dividends	$1,945,173	–	991,818	254,337	3,190,057	844,706	31,492	319,136
Mortality and expense risk charges (note 2)	(1,372,861)	(1,625,651)	(629,402)	(220,659)	(1,091,710)	(919,046)	(43,174)	(361,580)

Net investment income (loss)	572,312	(1,625,651)	362,416	33,678	2,098,347	(74,340)	(11,682)	(42,444)

Proceeds from mutual fund shares sold	22,026,822	21,290,379	14,927,965	2,526,938	9,026,986	17,305,660	501,249	4,445,567
Cost of mutual fund shares sold	(21,438,047)	(26,114,996)	(11,010,770)	(2,086,723)	(8,868,420)	(14,214,577)	(445,219)	(3,135,191)

Realized gain (loss) on investments	588,775	(4,824,617)	3,917,195	440,215	158,566	3,091,083	56,030	1,310,376
Change in unrealized gain (loss) on investments	2,206,146	29,279,148	(2,904,435)	(44,154)	(2,307,629)	4,189,377	276,496	1,756,958

Net gain (loss) on investments	2,794,921	24,454,531	1,012,760	396,061	(2,149,063)	7,280,460	332,526	3,067,334

Reinvested capital gains	41,324	–	–	–	35,728	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$3,408,557	22,828,880	1,375,176	429,739	(14,988)	7,206,120	320,844	3,024,890

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	ACVPInt4	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2	AmerGro
Reinvested dividends	$67,920	34,652	–	–	1,565,147	339,612	–	180,998
Mortality and expense risk charges (note 2)	(121,268)	(27,766)	(97,202)	(224,691)	(2,257,477)	(916,098)	(6,065)	(262,350)

Net investment income (loss)	(53,348)	6,886	(97,202)	(224,691)	(692,330)	(576,486)	(6,065)	(81,352)

Proceeds from mutual fund shares sold	1,009,390	59,554	4,294,928	1,707,698	38,730,773	4,980,543	474,951	2,153,690
Cost of mutual fund shares sold	(846,410)	(56,489)	(3,814,834)	(1,618,691)	(35,802,727)	(4,260,086)	(465,482)	(2,067,785)

Realized gain (loss) on investments	162,980	3,065	480,094	89,007	2,928,046	720,457	9,469	85,905
Change in unrealized gain (loss) on investments	919,283	21,137	(329,244)	315,814	(14,682,796)	(2,565,260)	41,014	2,849,534

Net gain (loss) on investments	1,082,263	24,202	150,850	404,821	(11,754,750)	(1,844,803)	50,483	2,935,439

Reinvested capital gains	–	117,241	–	–	18,109,229	4,761,593	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,028,915	148,329	53,648	180,130	5,662,149	2,340,304	44,418	2,854,087

Investment activity:	AmerHiInc	AmerUSGvt	ChScMM	CSTGSmCp	CSTIntFoc	CSTSmCapGr	DrySmCapIxS	DrySRGro
Reinvested dividends	$114,719	96,105	235,330	–	388,136	–	–	–
Mortality and expense risk charges (note 2)	(22,460)	(31,575)	(84,847)	(73,413)	(602,367)	(1,491,380)	(705,491)	(1,361,604)

Net investment income (loss)	92,259	64,530	150,483	(73,413)	(214,231)	(1,491,380)	(705,491)	(1,361,604)

Proceeds from mutual fund shares sold	2,020,339	212,056	12,204,062	1,723,168	11,393,794	32,640,559	15,607,379	24,712,695
Cost of mutual fund shares sold	(2,005,968)	(215,451)	(12,204,062)	(1,404,615)	(8,788,285)	(27,729,074)	(12,965,977)	(37,854,045)

Realized gain (loss) on investments	14,371	(3,395)	–	318,553	2,605,509	4,911,485	2,641,402	(13,141,350)
Change in unrealized gain (loss) on investments	(79,590)	(28,059)	–	487,571	4,008,349	(8,473,336)	506,102	16,355,150

Net gain (loss) on investments	(65,219)	(31,454)	–	806,124	6,613,858	(3,561,851)	3,147,504	3,213,800

Reinvested capital gains	–	–	–	–	–	–	129,852	–

Net increase (decrease) in contract owners’ equity resulting from operations	$27,040	33,076	150,483	732,711	6,399,627	(5,053,231)	2,571,865	1,852,196

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc	FedAmLeadS	FedCapApS
Reinvested dividends	$10,086,197	1,162,756	11,294	–	–	518,239	32,926	28,169
Mortality and expense risk charges (note 2)	(8,626,099)	(1,218,863)	(789,342)	(338,817)	(75,258)	(528,951)	(41,134)	(52,925)

Net investment income (loss)	1,460,098	(56,107)	(778,048)	(338,817)	(75,258)	(10,712)	(8,208)	(24,756)

Proceeds from mutual fund shares sold	157,799,183	6,875,528	15,657,528	1,995,033	518,985	9,832,129	324,993	684,627
Cost of mutual fund shares sold	(166,335,309)	(5,928,847)	(14,402,045)	(1,746,860)	(449,529)	(10,589,985)	(269,735)	(588,022)

Realized gain (loss) on investments	(8,536,126)	946,681	1,255,483	248,173	69,456	(757,856)	55,258	96,605
Change in unrealized gain (loss) on investments	25,428,895	1,835,282	1,215,610	648,853	213,351	1,384,352	31,542	(68,802)

Net gain (loss) on investments	16,892,769	2,781,963	2,471,093	897,026	282,807	626,496	86,800	27,803

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$18,352,867	2,725,856	1,693,045	558,209	207,549	615,784	78,592	3,047

Investment activity:	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2	FidVIPHI	FidVIPOv
Reinvested dividends	$872,640	1,402,229	17,282,793	1,383,412	4,805,875	114,010	28,955,883	1,104,437
Mortality and expense risk charges (note 2)	(300,612)	(665,059)	(13,467,033)	(1,694,322)	(12,011,416)	(712,739)	(2,515,867)	(2,104,295)

Net investment income (loss)	572,028	737,170	3,815,760	(310,910)	(7,205,541)	(598,729)	26,440,016	(999,858)

Proceeds from mutual fund shares sold	6,739,217	2,022,505	207,393,295	2,319,636	216,668,425	6,307,174	135,619,630	34,839,960
Cost of mutual fund shares sold	(6,981,902)	(2,100,530)	(204,692,843)	(1,908,450)	(351,064,519)	(5,864,454)	(132,917,886)	(26,611,832)

Realized gain (loss) on investments	(242,685)	(78,025)	2,700,452	411,186	(134,396,094)	442,720	2,701,744	8,228,128
Change in unrealized gain (loss) on investments	(498,307)	(1,147,073)	(4,278,330)	1,526,065	175,274,380	2,019,947	(26,706,292)	16,991,166

Net gain (loss) on investments	(740,992)	(1,225,098)	(1,577,878)	1,937,251	40,878,286	2,462,667	(24,004,548)	25,219,294

Reinvested capital gains	149,710	255,075	37,979,470	3,420,101	–	–	–	864,342

Net increase (decrease) in contract owners’ equity resulting from operations	$(19,254)	(232,853)	40,217,352	5,046,442	33,672,745	1,863,938	2,435,468	25,083,778

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2
Reinvested dividends	$377,236	47,840	98,772	9,973,947	2,147,784	160,968	435,227	1,471,575
Mortality and expense risk charges (note 2)	(728,163)	(123,351)	(362,157)	(4,679,645)	(9,646,731)	(2,561,512)	(194,518)	(755,007)

Net investment income (loss)	(350,927)	(75,511)	(263,385)	5,294,302	(7,498,947)	(2,400,544)	240,709	716,568

Proceeds from mutual fund shares sold	7,432,208	2,350,795	875,482	71,456,308	93,976,034	8,160,408	4,456,964	2,458,382
Cost of mutual fund shares sold	(4,846,176)	(2,141,827)	(761,343)	(79,643,839)	(86,417,399)	(6,314,881)	(4,647,453)	(2,573,925)

Realized gain (loss) on investments	2,586,032	208,968	114,139	(8,187,531)	7,558,635	1,845,527	(190,489)	(115,543)
Change in unrealized gain (loss) on investments	6,610,885	1,081,051	4,845,812	10,935,053	102,741,772	25,202,978	(224,674)	(1,312,352)

Net gain (loss) on investments	9,196,917	1,290,019	4,959,951	2,747,522	110,300,407	27,048,505	(415,163)	(1,427,895)

Reinvested capital gains	282,927	47,840	93,573	127,871	134,237	22,995	265,718	927,732

Net increase (decrease) in contract owners’ equity resulting from operations	$9,128,917	1,262,348	4,790,139	8,169,695	102,935,697	24,670,956	91,264	216,405

Investment activity:	FidVIPGrOp	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPFree10S2	FidVIPFree20S2	FidVIPFree30S2	FidVIPNtRsS2
Reinvested dividends	$380,287	–	–	–	38,430	80,378	34,472	50,868
Mortality and expense risk charges (note 2)	(520,637)	(1,703,007)	(265,708)	(343,579)	(37,879)	(73,361)	(39,360)	(74,617)

Net investment income (loss)	(140,350)	(1,703,007)	(265,708)	(343,579)	551	7,017	(4,888)	(23,749)

Proceeds from mutual fund shares sold	10,169,826	3,164,757	12,662,099	4,622,529	256,126	275,765	328,960	898,427
Cost of mutual fund shares sold	(9,701,844)	(2,019,776)	(12,302,625)	(4,502,403)	(250,234)	(254,248)	(310,054)	(714,220)

Realized gain (loss) on investments	467,982	1,144,981	359,474	120,126	5,892	21,517	18,906	184,207
Change in unrealized gain (loss) on investments	2,220,410	16,761,654	(1,114,326)	(171,856)	152,590	435,693	270,593	407,743

Net gain (loss) on investments	2,688,392	17,906,635	(754,852)	(51,730)	158,482	457,210	289,499	591,950

Reinvested capital gains	–	1,286,463	783,331	653,076	–	–	–	668,549

Net increase (decrease) in contract owners’ equity resulting from operations	$2,548,042	17,490,091	(237,229)	257,767	159,033	464,227	284,611	1,236,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
Reinvested dividends	$–	8,331	934,356	290,741	6,350	130,096	307,417	21,489
Mortality and expense risk charges (note 2)	(986)	(13,995)	(1,705,367)	(579,658)	(31,420)	(169,306)	(387,985)	(22,356)

Net investment income (loss)	(986)	(5,664)	(771,011)	(288,917)	(25,070)	(39,210)	(80,568)	(867)

Proceeds from mutual fund shares sold	3,948	126,040	7,269,601	3,673,006	222,777	2,163,228	643,242	167,923
Cost of mutual fund shares sold	(3,911)	(131,259)	(6,133,485)	(2,519,007)	(198,384)	(1,878,680)	(521,902)	(182,476)

Realized gain (loss) on investments	37	(5,219)	1,136,116	1,153,999	24,393	284,548	121,340	(14,553)
Change in unrealized gain (loss) on investments	(1,723)	(40,167)	1,885,963	1,771,708	672,865	629,424	2,613,664	8,895

Net gain (loss) on investments	(1,686)	(45,386)	3,022,079	2,925,707	697,258	913,972	2,735,004	(5,658)

Reinvested capital gains	3,525	14,212	637,282	235,179	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$853	(36,838)	2,888,350	2,871,969	672,188	874,762	2,654,436	(6,525)

Investment activity:	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6
Reinvested dividends	$34,596	321,547	344,060	1,335,602	7,173	23,618	165,369	90,960
Mortality and expense risk charges (note 2)	(45,217)	(306,629)	(405,340)	(1,788,391)	(15,709)	(87,531)	(382,737)	(261,663)

Net investment income (loss)	(10,621)	14,918	(61,280)	(452,789)	(8,536)	(63,913)	(217,368)	(170,703)

Proceeds from mutual fund shares sold	943,787	6,769,318	7,457,083	22,693,077	304,804	1,835,812	3,660,213	1,434,407
Cost of mutual fund shares sold	(798,061)	(5,898,566)	(6,670,396)	(16,444,065)	(203,088)	(1,658,517)	(2,965,693)	(1,120,784)

Realized gain (loss) on investments	145,726	870,752	786,687	6,249,012	101,716	177,295	694,520	313,623
Change in unrealized gain (loss) on investments	63,675	573,535	1,314,194	(1,219,258)	122,707	896,157	4,489,060	2,678,577

Net gain (loss) on investments	209,401	1,444,287	2,100,881	5,029,754	224,423	1,073,452	5,183,580	2,992,200

Reinvested capital gains	101,555	890,529	1,103,219	8,011,102	103,842	500,081	3,544,526	2,164,613

Net increase (decrease) in contract owners’ equity resulting from operations	$300,335	2,349,734	3,142,820	12,588,067	319,729	1,509,620	8,510,738	4,986,110

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITFHiInc	GVITFHiInc3	GVITGlFin2	GVITGlFin3	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech
Reinvested dividends	$2,160,715	729,285	29,857	60,268	–	–	–	–
Mortality and expense risk charges (note 2)	(453,375)	(111,799)	(25,299)	(45,809)	(42,450)	(121,437)	(122,451)	(8,206)

Net investment income (loss)	1,707,340	617,486	4,558	14,459	(42,450)	(121,437)	(122,451)	(8,206)

Proceeds from mutual fund shares sold	22,743,459	4,586,609	359,155	3,836,882	858,736	4,015,319	1,858,530	194,829
Cost of mutual fund shares sold	(22,542,274)	(4,517,600)	(352,147)	(3,803,552)	(813,324)	(3,898,134)	(1,736,589)	(195,156)

Realized gain (loss) on investments	201,185	69,009	7,008	33,330	45,412	117,185	121,941	(327)
Change in unrealized gain (loss) on investments	(1,844,800)	(324,625)	(32,580)	(215,818)	(117,330)	(324,678)	(562,532)	(25,053)

Net gain (loss) on investments	(1,643,615)	(255,616)	(25,572)	(182,488)	(71,918)	(207,493)	(440,591)	(25,380)

Reinvested capital gains	–	–	161,050	332,913	290,661	990,398	1,070,723	–

Net increase (decrease) in contract owners’ equity resulting from operations	$63,725	361,870	140,036	164,884	176,293	661,468	507,681	(33,586)

Investment activity:	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIDAgg2
Reinvested dividends	$–	–	–	16,842	159,990	10,210,910	62,814	7,166,485
Mortality and expense risk charges (note 2)	(25,651)	(64,464)	(42,899)	(14,577)	(107,906)	(3,784,461)	(1,015,967)	(6,761,206)

Net investment income (loss)	(25,651)	(64,464)	(42,899)	2,265	52,084	6,426,449	(953,153)	405,279

Proceeds from mutual fund shares sold	728,206	4,175,640	1,307,492	223,379	5,326,800	43,124,734	18,400,149	1,704,856
Cost of mutual fund shares sold	(882,200)	(4,637,969)	(1,288,454)	(161,185)	(4,574,571)	(44,163,674)	(19,776,768)	(1,363,831)

Realized gain (loss) on investments	(153,994)	(462,329)	19,038	62,194	752,229	(1,038,940)	(1,376,619)	341,025
Change in unrealized gain (loss) on investments	49,654	273,599	1,513	(146,713)	(1,321,867)	(751,941)	5,877,457	17,114,788

Net gain (loss) on investments	(104,340)	(188,730)	20,551	(84,519)	(569,638)	(1,790,881)	4,500,838	17,455,813

Reinvested capital gains	–	–	–	127,171	943,328	490,924	–	7,759,032

Net increase (decrease) in contract owners’ equity resulting from operations	$(129,991)	(253,194)	(22,348)	44,917	425,774	5,126,492	3,547,685	25,620,124

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr
Reinvested dividends	$3,181,112	16,867,710	13,568,095	5,972,764	1,254	61,919	39,001	–
Mortality and expense risk charges (note 2)	(1,797,820)	(11,371,233)	(10,611,099)	(3,526,492)	(1,644)	(80,029)	(23,318)	(195,360)

Net investment income (loss)	1,383,292	5,496,477	2,956,996	2,446,272	(390)	(18,110)	15,683	(195,360)

Proceeds from mutual fund shares sold	16,460,446	9,380,050	2,820,077	11,832,746	4,830	1,620,372	676,026	6,229,391
Cost of mutual fund shares sold	(16,011,464)	(7,461,549)	(2,136,687)	(10,404,459)	(3,577)	(1,294,195)	(640,951)	(4,896,153)

Realized gain (loss) on investments	448,982	1,918,501	683,390	1,428,287	1,253	326,177	35,075	1,333,238
Change in unrealized gain (loss) on investments	(2,415,789)	8,746,714	20,443,897	(1,190,726)	31,569	1,661,605	(9,376)	(76,143)

Net gain (loss) on investments	(1,966,807)	10,665,215	21,127,287	237,561	32,822	1,987,782	25,699	1,257,095

Reinvested capital gains	2,550,231	12,933,987	14,253,753	4,297,554	326	28,253	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$1,966,716	29,095,679	38,338,036	6,981,387	32,758	1,997,925	41,382	1,061,735

Investment activity:	GVITMdCpGr2	GVITMyMkt	GVITNWFund	GVITNWFund2	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal
Reinvested dividends	$–	11,341,628	3,369,736	105,694	50,590	–	–	78,466
Mortality and expense risk charges (note 2)	(275,263)	(5,997,599)	(5,029,205)	(175,687)	(46,645)	(196,905)	(160,432)	(1,728,523)

Net investment income (loss)	(275,263)	5,344,029	(1,659,469)	(69,993)	3,945	(196,905)	(160,432)	(1,650,057)

Proceeds from mutual fund shares sold	3,915,587	304,609,079	76,748,880	875,673	1,076,677	10,901,239	4,479,284	38,969,333
Cost of mutual fund shares sold	(3,513,532)	(304,609,079)	(100,566,679)	(719,954)	(936,037)	(9,709,689)	(4,038,482)	(23,586,354)

Realized gain (loss) on investments	402,055	–	(23,817,799)	155,719	140,640	1,191,550	440,802	15,382,979
Change in unrealized gain (loss) on investments	1,281,014	–	46,732,128	578,604	(382,158)	(238,235)	432,050	(26,658,379)

Net gain (loss) on investments	1,683,069	–	22,914,329	734,323	(241,518)	953,315	872,852	(11,275,400)

Reinvested capital gains	–	–	–	–	630,685	–	–	13,846,743

Net increase (decrease) in contract owners’ equity resulting from operations	$1,407,806	5,344,029	21,254,860	664,330	393,112	756,410	712,420	921,286

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GVITSmCapVal2	GVITSmComp	GVITSmComp2	GVITUSGro2	GVITUSGro3	GVITMltSec	GVITVal2	GVITWLead3
Reinvested dividends	$119	–	–	–	–	1,950,689	619,435	7,015
Mortality and expense risk charges (note 2)	(478,461)	(2,795,321)	(692,603)	(228,670)	(114,688)	(704,499)	(691,470)	(16,865)

Net investment income (loss)	(478,342)	(2,795,321)	(692,603)	(228,670)	(114,688)	1,246,190	(72,035)	(9,850)

Proceeds from mutual fund shares sold	9,840,507	42,330,292	4,471,839	1,533,300	2,579,401	3,775,819	3,609,867	890,748
Cost of mutual fund shares sold	(8,887,090)	(31,544,865)	(4,352,407)	(1,517,128)	(2,274,864)	(3,584,494)	(2,894,239)	(784,547)

Realized gain (loss) on investments	953,417	10,785,427	119,432	16,172	304,537	191,325	715,628	106,201
Change in unrealized gain (loss) on investments	(3,760,659)	(11,597,826)	(1,598,665)	(1,104,517)	(930,020)	(1,359,007)	(750,276)	179,533

Net gain (loss) on investments	(2,807,242)	(812,399)	(1,479,233)	(1,088,345)	(625,483)	(1,167,682)	(34,648)	285,734

Reinvested capital gains	3,862,455	24,605,496	7,090,732	2,858,981	1,572,012	294,042	1,505,629	–

Net increase (decrease) in contract owners’ equity resulting from operations	$576,871	20,997,776	4,918,896	1,541,966	831,841	372,550	1,398,946	275,884

Investment activity:	JanBal	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap
Reinvested dividends	$226,013	3,463	–	–	206,700	137,022	30,745	41,467
Mortality and expense risk charges (note 2)	(170,219)	(529,869)	(67,651)	(73,974)	(217,833)	(180,040)	(35,286)	(328,837)

Net investment income (loss)	55,794	(526,406)	(67,651)	(73,974)	(11,133)	(43,018)	(4,541)	(287,370)

Proceeds from mutual fund shares sold	2,086,173	9,989,849	2,180,925	2,152,988	3,202,877	3,627,350	260,197	7,896,861
Cost of mutual fund shares sold	(1,964,468)	(6,583,101)	(1,794,744)	(2,363,762)	(1,890,314)	(3,049,700)	(236,247)	(6,991,419)

Realized gain (loss) on investments	121,705	3,406,748	386,181	(210,774)	1,312,563	577,650	23,950	905,442
Change in unrealized gain (loss) on investments	430,531	1,174,558	104,753	717,231	3,512,493	2,912,546	(241,261)	872,512

Net gain (loss) on investments	552,236	4,581,306	490,934	506,457	4,825,056	3,490,196	(217,311)	1,777,954

Reinvested capital gains	–	–	–	–	–	–	441,302	306,583

Net increase (decrease) in contract owners’ equity resulting from operations	$608,030	4,054,900	423,283	432,483	4,813,923	3,447,178	219,450	1,797,167

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	MFSInvGrStS	MFSValS	MTBAggGr2	MTBConGr2	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMTFasc
Reinvested dividends	$30,358	152,104	650	594	3,459	7,846	104,219	–
Mortality and expense risk charges (note 2)	(362,037)	(365,571)	(464)	(214)	(11,521)	(12,303)	(92,227)	(74,629)

Net investment income (loss)	(331,679)	(213,467)	186	380	(8,062)	(4,457)	11,992	(74,629)

Proceeds from mutual fund shares sold	710,974	5,156,803	51,059	552	46,666	32,204	541,402	458,651
Cost of mutual fund shares sold	(611,061)	(4,314,620)	(51,640)	(546)	(47,913)	(31,298)	(557,775)	(411,057)

Realized gain (loss) on investments	99,913	842,183	(581)	6	(1,247)	906	(16,373)	47,594
Change in unrealized gain (loss) on investments	1,042,120	(51,873)	1,585	(52)	1,220	31,924	(283,276)	108,893

Net gain (loss) on investments	1,142,033	790,310	1,004	(46)	(27)	32,830	(299,649)	156,487

Reinvested capital gains	–	539,475	–	–	21,505	60,470	496,030	24,817

Net increase (decrease) in contract owners’ equity resulting from operations	$810,354	1,116,318	1,190	334	13,416	88,843	208,373	106,675

Investment activity:	NBAMTGro	NBAMTGuard	NBAMTInt	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes
Reinvested dividends	$–	32,469	8,994	3,366,693	–	2,061,636	–	–
Mortality and expense risk charges (note 2)	(2,063,131)	(301,391)	(20,816)	(1,710,996)	(124,071)	(2,898,029)	(15,112)	(277,427)

Net investment income (loss)	(2,063,131)	(268,922)	(11,822)	1,655,697	(124,071)	(836,393)	(15,112)	(277,427)

Proceeds from mutual fund shares sold	34,435,436	8,994,189	7,793	19,641,669	2,398,634	32,085,389	90,541	3,617,409
Cost of mutual fund shares sold	(35,550,740)	(6,623,671)	(7,036)	(19,887,602)	(1,864,031)	(26,567,142)	(85,650)	(3,224,319)

Realized gain (loss) on investments	(1,115,304)	2,370,518	757	(245,933)	534,603	5,518,247	4,891	393,090
Change in unrealized gain (loss) on investments	20,393,604	(739,926)	285,005	(1,394,290)	482,690	27,897,515	128,294	1,002,264

Net gain (loss) on investments	19,278,300	1,630,592	285,762	(1,640,223)	1,017,293	33,415,762	133,185	1,395,354

Reinvested capital gains	–	–	39,739	–	–	47,846	–	52,372

Net increase (decrease) in contract owners’ equity resulting from operations	$17,215,169	1,361,670	313,679	15,474	893,222	32,627,215	118,073	1,170,299

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	OppAggGro	OppBal	OppBdFd	OppCapAp	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
Reinvested dividends	$–	2,970,396	8,158,973	1,304,079	348,154	869,286	330,068	3,509,644
Mortality and expense risk charges (note 2)	(345,309)	(2,213,390)	(2,030,405)	(1,756,660)	(827,823)	(1,171,908)	(739,795)	(4,319,608)

Net investment income (loss)	(345,309)	757,006	6,128,568	(452,581)	(479,669)	(302,622)	(409,727)	(809,964)

Proceeds from mutual fund shares sold	9,377,463	28,219,263	34,396,925	47,616,138	5,977,792	5,636,270	2,978,488	81,074,800
Cost of mutual fund shares sold	(7,401,437)	(26,647,382)	(34,815,625)	(35,820,845)	(5,280,184)	(3,621,642)	(2,455,536)	(52,613,850)

Realized gain (loss) on investments	1,976,026	1,571,881	(418,700)	11,795,293	697,608	2,014,628	522,952	28,460,950
Change in unrealized gain (loss) on investments	782,075	(4,454,590)	(3,868,180)	(7,528,707)	1,912,673	9,820,004	7,460,487	9,143,589

Net gain (loss) on investments	2,758,101	(2,882,709)	(4,286,880)	4,266,586	2,610,281	11,834,632	7,983,439	37,604,539

Reinvested capital gains	–	6,068,433	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,412,792	3,942,730	1,841,688	3,814,005	2,130,612	11,532,010	7,573,712	36,794,575

Investment activity:	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	PioSmCapV	PVTGroInc	PVTIntEq
Reinvested dividends	$191,675	2,130,872	429,450	422,957	–	4,198	127,300	24,684
Mortality and expense risk charges (note 2)	(313,180)	(499,149)	(406,244)	(635,718)	(241,714)	(7,993)	(134,849)	(23,403)

Net investment income (loss)	(121,505)	1,631,723	23,206	(212,761)	(241,714)	(3,795)	(7,549)	1,281

Proceeds from mutual fund shares sold	3,788,738	39,048,683	6,835,543	906,540	766,470	136,661	798,047	518,673
Cost of mutual fund shares sold	(3,189,624)	(39,830,698)	(5,020,683)	(739,445)	(603,703)	(120,963)	(656,214)	(459,844)

Realized gain (loss) on investments	599,114	(782,015)	1,814,860	167,095	162,767	15,698	141,833	58,829
Change in unrealized gain (loss) on investments	1,966,157	(601,406)	(564,315)	1,877,496	1,149,880	97,910	213,822	84,494

Net gain (loss) on investments	2,565,271	(1,383,421)	1,250,545	2,044,591	1,312,647	113,608	355,655	143,323

Reinvested capital gains	–	–	–	–	360,742	575	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$2,443,766	248,302	1,273,751	1,831,830	1,431,675	110,388	348,106	144,604

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
Reinvested dividends	$23,297	6,391	88,709	37,313	411,133	2,402,707	62,096	330,733
Mortality and expense risk charges (note 2)	(56,006)	(32,343)	(65,799)	(18,359)	(90,271)	(418,244)	(138,304)	(505,783)

Net investment income (loss)	(32,709)	(25,952)	22,910	18,954	320,862	1,984,463	(76,208)	(175,050)

Proceeds from mutual fund shares sold	799,006	160,410	61,472	1,236,258	1,846,309	7,803,091	4,014,711	10,763,246
Cost of mutual fund shares sold	(742,535)	(147,428)	(59,895)	(1,237,887)	(1,814,882)	(7,439,506)	(2,996,044)	(6,649,902)

Realized gain (loss) on investments	56,471	12,982	1,577	(1,629)	31,427	363,585	1,018,667	4,113,344
Change in unrealized gain (loss) on investments	135,681	228,429	(313,305)	(10,973)	(647,553)	(3,779,609)	1,904,001	6,093,153

Net gain (loss) on investments	192,152	241,411	(311,728)	(12,602)	(616,126)	(3,416,024)	2,922,668	10,206,497

Reinvested capital gains	–	–	510,443	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$159,443	215,459	221,625	6,352	(295,264)	(1,431,561)	2,846,460	10,031,447

Investment activity:	VEWrldHAsR1	VEWrldHAs	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2	VicDivrStk
Reinvested dividends	$35,437	159,935	401,907	1,057,234	212,015	2,228,574	650,249	508
Mortality and expense risk charges (note 2)	(233,330)	(594,323)	(195,730)	(183,344)	(42,346)	(2,453,524)	(864,185)	(9,564)

Net investment income (loss)	(197,893)	(434,388)	206,177	873,890	169,669	(224,950)	(213,936)	(9,056)

Proceeds from mutual fund shares sold	5,211,172	11,027,996	517,889	4,497,362	1,078,231	42,824,388	5,983,422	61,184
Cost of mutual fund shares sold	(3,746,240)	(5,876,901)	(514,326)	(4,285,579)	(1,093,617)	(24,575,185)	(4,073,297)	(57,623)

Realized gain (loss) on investments	1,464,932	5,151,095	3,563	211,783	(15,386)	18,249,203	1,910,125	3,561
Change in unrealized gain (loss) on investments	5,623,795	13,522,689	2,763	58,642	70,779	2,788,992	5,239,548	57,946

Net gain (loss) on investments	7,088,727	18,673,784	6,326	270,425	55,393	21,038,195	7,149,673	61,507

Reinvested capital gains	–	–	85,092	224,689	45,227	4,922,427	1,532,785	–

Net increase (decrease) in contract owners’ equity resulting from operations	$6,890,834	18,239,396	297,595	1,369,004	270,289	25,735,672	8,468,522	52,451

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	WFDisc	WFTrustOp	WFLrgCoGro	WFMnMrkt	WFTotRetBd
Reinvested dividends	$–	–	148	1,838	52
Mortality and expense risk charges (note 2)	(961,411)	(5,234,477)	(1,617)	(1,115)	(15)

Net investment income (loss)	(961,411)	(5,234,477)	(1,469)	723	37

Proceeds from mutual fund shares sold	15,621,736	88,872,943	4,524	1,188,247	15
Cost of mutual fund shares sold	(14,056,438)	(98,131,945)	(4,609)	(1,188,247)	(15)

Realized gain (loss) on investments	1,565,298	(9,259,002)	(85)	–	–
Change in unrealized gain (loss) on investments	(3,114,203)	37,584,286	10,014	–	130

Net gain (loss) on investments	(1,548,905)	28,325,284	9,929	–	130

Reinvested capital gains	6,905,488	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$4,395,172	23,090,807	8,460	723	167

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2005 and 2004

	Total		AIMBValue2		AIMCapAp2		AIMCapDev2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$24,170,939	8,755,750	(708,763)	(366,421)	(190,108)	(82,905)	(216,893)	(108,698)
Realized gain (loss) on investments	1,295,389	(206,194,894)	1,263,081	293,768	403,183	40,860	126,185	169,753
Change in unrealized gain (loss) on investments	600,232,308	1,194,457,434	883,898	2,550,969	299,434	419,004	1,204,267	973,996
Reinvested capital gains	214,630,863	80,108,858	606,132	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	840,329,499	1,077,127,148	2,044,348	2,478,316	512,509	376,959	1,113,559	1,035,051

Equity transactions:
Purchase payments received from contract owners (note 3)	2,681,386,765	2,540,592,967	11,781,123	24,105,254	3,391,139	4,944,033	4,637,798	7,623,972
Transfers between funds	–	–	1,615,067	540,623	(5,405,458)	6,119,491	200,194	367,437
Redemptions (note 3)	(2,302,379,721)	(2,242,075,967)	(2,092,611)	(1,224,048)	(674,391)	(400,228)	(811,261)	(437,890)
Annuity benefits	(2,123,973)	(2,254,579)	–	–	(213)	–	–	–
Annual contract maintenance charges (note 2)	(5,270,684)	(5,543,977)	(4,890)	(2,105)	(1,517)	(515)	(1,462)	(345)
Contingent deferred sales charges (note 2)	(10,642,202)	(9,869,025)	(31,732)	(21,677)	(21,245)	(5,695)	(9,007)	(2,870)
Adjustments to maintain reserves	(380,451)	(118,330)	(2,591)	(743)	(1,516)	(253)	(1,094)	(376)

Net equity transactions	360,589,734	280,731,089	11,264,366	23,397,304	(2,713,201)	10,656,833	4,015,168	7,549,928

Net change in contract owners’ equity	1,200,919,233	1,357,858,237	13,308,714	25,875,620	(2,200,692)	11,033,792	5,128,727	8,584,979
Contract owners’ equity beginning of period	12,749,242,735	11,391,384,498	35,865,728	9,990,108	13,783,771	2,749,979	10,765,387	2,180,408

Contract owners’ equity end of period	$13,950,161,968	12,749,242,735	49,174,442	35,865,728	11,583,079	13,783,771	15,894,114	10,765,387

CHANGES IN UNITS:
Beginning units	637,054,754	558,302,662	2,372,812	725,730	995,122	208,483	681,736	156,782

Units purchased	400,792,606	374,986,744	1,484,610	2,125,251	487,308	898,270	434,636	879,116
Units redeemed	(320,487,979)	(296,234,652)	(730,606)	(478,169)	(699,244)	(111,631)	(178,138)	(354,162)

Ending units	717,359,381	637,054,754	3,126,816	2,372,812	783,186	995,122	938,234	681,736

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AlgerBal		AlgMidCapGr		AlGrIncB		AlSmMdCpB
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,603	346	(3,417)	(1,312)	(70,328)	(175,212)	(84,614)	(103,760)
Realized gain (loss) on investments	63	(261)	19,099	(10,915)	578,515	389,642	376,727	219,256
Change in unrealized gain (loss) on investments	29,888	3,212	(12,097)	22,074	112,602	1,664,490	(256,267)	829,154
Reinvested capital gains	–	–	10,437	–	–	–	363,533	163,128

Net increase (decrease) in contract owners’ equity resulting from operations	31,554	3,297	14,022	9,847	620,789	1,878,920	399,379	1,107,778

Equity transactions:
Purchase payments received from contract owners (note 3)	–	123,732	37,546	172,258	348,728	12,162,167	245,768	3,598,686
Transfers between funds	277,995	3,361	155,998	18,344	(1,544,445)	(2,995,885)	(366,646)	275,194
Redemptions (note 3)	(383)	(395)	(9,590)	(9,124)	(1,253,808)	(1,174,703)	(362,777)	(582,002)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(2,187)	(1,307)	(582)	(321)
Contingent deferred sales charges (note 2)	–	–	–	–	(30,546)	(25,562)	(9,316)	(18,884)
Adjustments to maintain reserves	3	(4)	(11)	(7)	(1,085)	(345)	(701)	1,216

Net equity transactions	277,615	126,694	183,943	181,471	(2,483,343)	7,964,365	(494,254)	3,273,889

Net change in contract owners’ equity	309,169	129,991	197,965	191,318	(1,862,554)	9,843,285	(94,875)	4,381,667
Contract owners’ equity beginning of period	129,991	–	215,064	23,746	24,059,143	14,215,858	8,511,826	4,130,159

Contract owners’ equity end of period	$439,160	129,991	413,029	215,064	22,196,589	24,059,143	8,416,951	8,511,826

CHANGES IN UNITS:
Beginning units	11,877	–	17,910	2,204	1,632,039	1,055,483	497,373	282,978

Units purchased	25,611	12,236	34,704	46,613	82,656	1,033,768	81,138	325,659
Units redeemed	(34)	(359)	(20,875)	(30,907)	(256,103)	(457,212)	(105,914)	(111,264)

Ending units	37,454	11,877	31,739	17,910	1,458,592	1,632,039	472,597	497,373

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPBal		ACVPCapAp		ACVPIncGr		ACVPIncGr2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$572,312	390,154	(1,625,651)	(1,701,579)	362,416	79,915	33,678	(66,739)
Realized gain (loss) on investments	588,775	(3,116,280)	(4,824,617)	(42,099,548)	3,917,195	3,596,047	440,215	325,462
Change in unrealized gain (loss) on investments	2,206,146	11,608,063	29,279,148	50,766,798	(2,904,435)	1,838,539	(44,154)	994,683
Reinvested capital gains	41,324	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	3,408,557	8,881,937	22,828,880	6,965,671	1,375,176	5,514,501	429,739	1,253,406

Equity transactions:
Purchase payments received from contract owners (note 3)	3,157,761	4,735,582	3,262,972	4,434,221	2,677,229	3,181,805	462,162	6,963,658
Transfers between funds	(924,025)	3,118,452	(27,910)	(6,124,642)	(3,216,613)	(3,362,838)	547,977	(354,510)
Redemptions (note 3)	(22,544,847)	(23,416,604)	(21,119,532)	(22,302,488)	(10,687,057)	(10,583,186)	(907,230)	(573,246)
Annuity benefits	(21,907)	(31,991)	(22,287)	(29,762)	(7,832)	(9,824)	–	–
Annual contract maintenance charges (note 2)	(51,745)	(57,310)	(92,331)	(104,180)	(26,418)	(28,003)	(2,049)	(1,082)
Contingent deferred sales charges (note 2)	(60,186)	(77,478)	(60,177)	(95,630)	(53,193)	(52,777)	(27,407)	(8,612)
Adjustments to maintain reserves	285	5,624	3,254	(7,246)	(1,436)	2,182	(622)	(845)

Net equity transactions	(20,444,664)	(15,723,725)	(18,056,011)	(24,229,727)	(11,315,320)	(10,852,641)	72,831	6,025,363

Net change in contract owners’ equity	(17,036,107)	(6,841,788)	4,772,869	(17,264,056)	(9,940,144)	(5,338,140)	502,570	7,278,769
Contract owners’ equity beginning of period	111,515,880	118,357,668	124,554,072	141,818,128	52,975,522	58,313,662	14,094,019	6,815,250

Contract owners’ equity end of period	$94,479,773	111,515,880	129,326,941	124,554,072	43,035,378	52,975,522	14,596,589	14,094,019

CHANGES IN UNITS:
Beginning units	5,476,571	6,309,606	5,652,516	6,916,987	4,654,910	5,714,030	964,870	513,470

Units purchased	331,577	811,243	479,874	374,706	917,258	1,723,859	212,305	711,197
Units redeemed	(1,340,439)	(1,644,278)	(1,294,415)	(1,639,177)	(1,914,235)	(2,782,979)	(202,372)	(259,797)

Ending units	4,467,709	5,476,571	4,837,975	5,652,516	3,657,933	4,654,910	974,803	964,870

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPInflPro2		ACVPInt		ASVPInt2		ASVPInt3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$2,098,347	669,734	(74,340)	(593,525)	(11,682)	(38,613)	(42,444)	(193,235)
Realized gain (loss) on investments	158,566	48,649	3,091,083	446,147	56,030	128,408	1,310,376	908,841
Change in unrealized gain (loss) on investments	(2,307,629)	831,684	4,189,377	9,479,507	276,496	224,269	1,756,958	2,459,291
Reinvested capital gains	35,728	14,793	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(14,988)	1,564,860	7,206,120	9,332,129	320,844	314,064	3,024,890	3,174,897

Equity transactions:
Purchase payments received from contract owners (note 3)	24,340,853	31,333,293	5,315	7,466	–	2,128,566	3,496,740	4,251,184
Transfers between funds	5,933,880	15,186,486	(3,382,794)	(5,081,772)	(277,766)	(1,701,801)	(146,655)	1,053,862
Redemptions (note 3)	(8,390,234)	(4,098,201)	(12,885,485)	(14,647,791)	(173,260)	(633,435)	(5,139,725)	(4,740,509)
Annuity benefits	(2,528)	–	(24,171)	(28,663)	–	–	(3,318)	(2,611)
Annual contract maintenance charges (note 2)	(9,098)	(3,839)	(33,406)	(39,137)	(577)	(408)	(11,754)	(10,973)
Contingent deferred sales charges (note 2)	(55,510)	(20,520)	(37,776)	(59,251)	(5,856)	(1,866)	(32,613)	(32,297)
Adjustments to maintain reserves	(56)	(8,303)	(12,452)	(1,919)	(134)	(573)	49	(6,441)

Net equity transactions	21,817,307	42,388,916	(16,370,769)	(19,851,067)	(457,593)	(209,517)	(1,837,276)	512,215

Net change in contract owners’ equity	21,802,319	43,953,776	(9,164,649)	(10,518,938)	(136,749)	104,547	1,187,614	3,687,112
Contract owners’ equity beginning of period	57,508,773	13,554,997	76,128,590	86,647,528	3,195,978	3,091,431	27,719,977	24,032,865

Contract owners’ equity end of period	$79,311,092	57,508,773	66,963,941	76,128,590	3,059,229	3,195,978	28,907,591	27,719,977

CHANGES IN UNITS:
Beginning units	5,306,858	1,303,256	4,655,031	6,008,220	218,350	238,887	2,469,324	2,431,962

Units purchased	4,432,742	5,595,053	33	–	–	1,006,256	630,178	1,009,940
Units redeemed	(2,421,915)	(1,591,451)	(990,422)	(1,353,189)	(30,723)	(1,026,793)	(792,266)	(972,578)

Ending units	7,317,685	5,306,858	3,664,642	4,655,031	187,627	218,350	2,307,236	2,469,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPInt4		ACVPMdCpV2		ACVPUltra		ACVPUltra2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(53,348)	(27,634)	6,886	–	(97,202)	(88,337)	(224,691)	(135,786)
Realized gain (loss) on investments	162,980	8,091	3,065	–	480,094	237,222	89,007	146,669
Change in unrealized gain (loss) on investments	919,283	613,383	21,137	–	(329,244)	415,551	315,814	656,117
Reinvested capital gains	–	–	117,241	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,028,915	593,840	148,329	–	53,648	564,436	180,130	667,000

Equity transactions:
Purchase payments received from contract owners (note 3)	2,814,189	3,797,174	3,195,866	–	570,959	528,649	4,269,813	8,684,398
Transfers between funds	565,731	1,227,579	2,242,602	–	1,382,471	1,356,189	446,568	(197,504)
Redemptions (note 3)	(299,079)	(62,275)	(182,256)	–	(1,589,951)	(1,090,912)	(907,375)	(704,354)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(893)	(110)	(7)	–	(3,007)	(2,359)	(1,724)	(577)
Contingent deferred sales charges (note 2)	(5,206)	(515)	(255)	–	(5,274)	(5,330)	(13,702)	(12,155)
Adjustments to maintain reserves	(365)	(4,764)	(153)	–	(64)	205	(1,234)	(291)

Net equity transactions	3,074,377	4,957,089	5,255,797	–	355,134	786,442	3,792,346	7,769,517

Net change in contract owners’ equity	4,103,292	5,550,929	5,404,126	–	408,782	1,350,878	3,972,476	8,436,517
Contract owners’ equity beginning of period	5,550,929	–	–	–	7,201,616	5,850,738	11,612,690	3,176,173

Contract owners’ equity end of period	$9,654,221	5,550,929	5,404,126	–	7,610,398	7,201,616	15,585,166	11,612,690

CHANGES IN UNITS:
Beginning units	493,520	–	–	–	671,844	596,069	833,172	251,964

Units purchased	406,636	527,897	515,404	–	543,408	479,896	520,061	1,116,559
Units redeemed	(128,819)	(34,377)	(32,186)	–	(510,979)	(404,121)	(241,701)	(535,351)

Ending units	771,337	493,520	483,218	–	704,273	671,844	1,111,532	833,172

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPVal		ACVPVal2		ACVPVista2		AmerGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(692,330)	(552,682)	(576,486)	(258,615)	(6,065)	–	(81,352)	(188,962)
Realized gain (loss) on investments	2,928,046	2,965,468	720,457	192,641	9,469	–	85,905	(227,706)
Change in unrealized gain (loss) on investments	(14,682,796)	17,048,764	(2,565,260)	3,537,129	41,014	–	2,849,534	2,502,441
Reinvested capital gains	18,109,229	1,416,862	4,761,593	129,508	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	5,662,149	20,878,412	2,340,304	3,600,663	44,418	–	2,854,087	2,085,773

Equity transactions:
Purchase payments received from contract owners (note 3)	7,630,954	8,633,806	24,572,361	25,680,889	503,121	–	268,142	272,659
Transfers between funds	(3,550,135)	25,104,058	8,480,556	3,023,353	693,741	–	(58,076)	(51,887)
Redemptions (note 3)	(36,270,143)	(38,068,619)	(3,860,822)	(2,533,961)	(34,942)	–	(1,672,803)	(2,282,777)
Annuity benefits	(68,181)	(59,346)	(352)	–	–	–	(13,907)	(12,930)
Annual contract maintenance charges (note 2)	(68,645)	(72,139)	(7,599)	(2,426)	(5)	–	(7,116)	(7,670)
Contingent deferred sales charges (note 2)	(110,508)	(145,380)	(73,897)	(26,765)	(546)	–	(3,174)	(4,557)
Adjustments to maintain reserves	(16,050)	9,985	(3,368)	(5,922)	(23)	–	625	(673)

Net equity transactions	(32,452,708)	(4,597,635)	29,106,879	26,135,168	1,161,346	–	(1,486,309)	(2,087,835)

Net change in contract owners’ equity	(26,790,559)	16,280,777	31,447,183	29,735,831	1,205,764	–	1,367,778	(2,062)
Contract owners’ equity beginning of period	181,187,374	164,906,597	41,571,673	11,835,842	–	–	20,260,372	20,262,434

Contract owners’ equity end of period	$154,396,815	181,187,374	73,018,856	41,571,673	1,205,764	–	21,628,150	20,260,372

CHANGES IN UNITS:
Beginning units	8,834,706	9,070,068	2,735,693	875,072	–	–	328,214	365,065

Units purchased	1,593,966	3,883,849	3,029,494	2,465,772	149,981	–	9,003	9,955
Units redeemed	(3,167,767)	(4,119,211)	(1,100,449)	(605,151)	(43,491)	–	(32,327)	(46,806)

Ending units	7,260,905	8,834,706	4,664,738	2,735,693	106,490	–	304,890	328,214

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AmerHiInc		AmerUSGvt		ChScMM		CSTGSmCp
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$92,259	108,941	64,530	96,262	150,483	(1,893)	(73,413)	(83,636)
Realized gain (loss) on investments	14,371	34,654	(3,395)	5	–	–	318,553	104,628
Change in unrealized gain (loss) on investments	(79,590)	36,406	(28,059)	(33,917)	–	–	487,571	896,691
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	27,040	180,001	33,076	62,350	150,483	(1,893)	732,711	917,683

Equity transactions:
Purchase payments received from contract owners (note 3)	65,787	38,596	22,511	34,450	22,653,500	15,424,537	4,337	(3,141)
Transfers between funds	(106,696)	(176,678)	67,180	(53,030)	(13,771,486)	(10,162,960)	(483,998)	(530,645)
Redemptions (note 3)	(152,310)	(667,982)	(175,505)	(485,727)	(2,104,655)	(3,342,613)	(1,159,692)	(1,124,029)
Annuity benefits	(7,814)	(7,605)	(5,286)	(5,362)	–	–	(4,154)	(3,499)
Annual contract maintenance charges (note 2)	(923)	(1,054)	(1,490)	(1,856)	(905)	(180)	(3,564)	(4,160)
Contingent deferred sales charges (note 2)	(360)	(506)	(375)	(596)	–	–	(3,816)	(5,461)
Adjustments to maintain reserves	624	(2,348)	123	(482)	447	77	(219)	1,817

Net equity transactions	(201,692)	(817,577)	(92,842)	(512,603)	6,776,901	1,918,861	(1,651,106)	(1,669,118)

Net change in contract owners’ equity	(174,652)	(637,576)	(59,766)	(450,253)	6,927,384	1,916,968	(918,395)	(751,435)
Contract owners’ equity beginning of period	2,097,782	2,735,358	2,493,117	2,943,370	4,373,727	2,456,759	6,093,142	6,844,577

Contract owners’ equity end of period	$1,923,130	2,097,782	2,433,351	2,493,117	11,301,111	4,373,727	5,174,747	6,093,142

CHANGES IN UNITS:
Beginning units	56,446	79,839	91,982	110,931	438,727	245,954	509,005	665,511

Units purchased	50,577	52,180	3,672	1,330	2,491,042	2,567,310	–	195
Units redeemed	(55,733)	(75,573)	(6,925)	(20,279)	(1,815,766)	(2,374,537)	(131,841)	(156,701)

Ending units	51,290	56,446	88,729	91,982	1,114,003	438,727	377,164	509,005

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	CSTIntFoc		CSTSmCapGr		DrySmCapIxS		DrySRGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(214,231)	(199,452)	(1,491,380)	(1,848,725)	(705,491)	(279,817)	(1,361,604)	(1,169,965)
Realized gain (loss) on investments	2,605,509	1,351,221	4,911,485	488,475	2,641,402	1,523,734	(13,141,350)	(13,104,448)
Change in unrealized gain (loss) on investments	4,008,349	4,661,228	(8,473,336)	12,529,380	506,102	4,462,477	16,355,150	19,664,540
Reinvested capital gains	–	–	–	–	129,852	1,001,952	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,399,627	5,812,997	(5,053,231)	11,169,130	2,571,865	6,708,346	1,852,196	5,390,127

Equity transactions:
Purchase payments received from contract owners (note 3)	1,303	1,792	3,635,938	4,965,162	9,596,594	12,675,206	4,888,070	6,722,181
Transfers between funds	(1,311,321)	(1,724,044)	(8,358,382)	(6,551,814)	(3,126,782)	8,271,119	(9,156,655)	(11,706,310)
Redemptions (note 3)	(9,441,859)	(10,619,720)	(21,438,588)	(26,760,718)	(7,028,690)	(3,945,775)	(18,198,451)	(19,896,818)
Annuity benefits	(12,324)	(21,076)	(18,788)	(18,619)	(62)	(55)	(11,583)	(21,242)
Annual contract maintenance charges (note 2)	(19,669)	(22,294)	(60,143)	(74,555)	(14,145)	(7,613)	(89,604)	(107,151)
Contingent deferred sales charges (note 2)	(15,149)	(31,366)	(67,393)	(116,401)	(52,219)	(26,843)	(97,860)	(145,788)
Adjustments to maintain reserves	1,336	2,286	138	5,890	5,761	(4,611)	192	4,943

Net equity transactions	(10,797,683)	(12,414,422)	(26,307,218)	(28,551,055)	(619,543)	16,961,428	(22,665,891)	(25,150,185)

Net change in contract owners’ equity	(4,398,056)	(6,601,425)	(31,360,449)	(17,381,925)	1,952,322	23,669,774	(20,813,695)	(19,760,058)
Contract owners’ equity beginning of period	48,225,750	54,827,175	129,804,579	147,186,504	50,847,151	27,177,377	115,882,378	135,642,436

Contract owners’ equity end of period	$43,827,694	48,225,750	98,444,130	129,804,579	52,799,473	50,847,151	95,068,683	115,882,378

CHANGES IN UNITS:
Beginning units	4,168,927	5,366,505	7,254,068	8,999,069	3,662,793	2,490,303	5,445,879	6,701,628

Units purchased	–	284	687,851	1,285,028	2,045,815	3,697,905	354,215	630,690
Units redeemed	(900,429)	(1,197,862)	(2,213,120)	(3,030,029)	(2,254,147)	(2,525,415)	(1,440,107)	(1,886,439)

Ending units	3,268,498	4,168,927	5,728,799	7,254,068	3,454,461	3,662,793	4,359,987	5,445,879

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryStkIx		DryStklxS		DryVIFApp		DryVIFAppS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,460,098	2,924,607	(56,107)	107,530	(778,048)	124,976	(338,817)	63,737
Realized gain (loss) on investments	(8,536,126)	(54,966,397)	946,681	885,752	1,255,483	164,682	248,173	79,967
Change in unrealized gain (loss) on investments	25,428,895	114,295,779	1,835,282	4,118,592	1,215,610	1,904,073	648,853	389,974
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	18,352,867	62,253,989	2,725,856	5,111,874	1,693,045	2,193,731	558,209	533,678

Equity transactions:
Purchase payments received from contract owners (note 3)	23,077,857	30,557,359	25,909,118	47,248,004	2,628,622	3,466,326	6,541,453	12,119,894
Transfers between funds	(35,043,262)	(22,625,507)	(1,818,250)	2,454,807	(2,805,052)	(2,970,305)	333,561	552,558
Redemptions (note 3)	(134,474,508)	(145,944,850)	(5,596,561)	(3,374,486)	(12,232,791)	(12,964,339)	(925,799)	(549,422)
Annuity benefits	(202,062)	(198,153)	–	–	(9,819)	(7,252)	–	–
Annual contract maintenance charges (note 2)	(358,356)	(410,351)	(12,250)	(4,059)	(32,997)	(38,306)	(1,999)	(586)
Contingent deferred sales charges (note 2)	(489,253)	(768,522)	(122,048)	(32,406)	(50,258)	(75,404)	(15,578)	(5,243)
Adjustments to maintain reserves	(1,633)	31,353	(3,232)	(178)	5,405	5,878	(1,323)	(341)

Net equity transactions	(147,491,217)	(139,358,671)	18,356,777	46,291,682	(12,496,890)	(12,583,402)	5,930,315	12,116,860

Net change in contract owners’ equity	(129,138,350)	(77,104,682)	21,082,633	51,403,556	(10,803,845)	(10,389,671)	6,488,524	12,650,538
Contract owners’ equity beginning of period	720,760,845	797,865,527	72,127,749	20,724,193	64,213,564	74,603,235	17,648,287	4,997,749

Contract owners’ equity end of period	$591,622,495	720,760,845	93,210,382	72,127,749	53,409,719	64,213,564	24,136,811	17,648,287

CHANGES IN UNITS:
Beginning units	27,047,637	32,699,415	5,049,202	1,563,084	4,990,800	6,013,001	1,357,385	396,749

Units purchased	1,677,383	4,431,556	2,570,164	5,040,702	707,935	975,633	795,798	1,167,696
Units redeemed	(7,245,804)	(10,083,334)	(1,277,579)	(1,554,584)	(1,669,130)	(1,997,834)	(338,536)	(207,060)

Ending units	21,479,216	27,047,637	6,341,787	5,049,202	4,029,605	4,990,800	1,814,647	1,357,385

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryVIFDevLdS		DryVIFGrInc		FedAmLeadS		FedCapApS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(75,258)	(64,642)	(10,712)	(71,735)	(8,208)	(12,050)	(24,756)	(35,486)
Realized gain (loss) on investments	69,456	137,009	(757,856)	(2,195,290)	55,258	17,677	96,605	59,775
Change in unrealized gain (loss) on investments	213,351	212,950	1,384,352	4,684,653	31,542	162,667	(68,802)	130,588
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	207,549	285,317	615,784	2,417,628	78,592	168,294	3,047	154,877

Equity transactions:
Purchase payments received from contract owners (note 3)	340,937	3,099,217	1,824,314	2,474,302	40,499	1,526,181	56,921	1,729,654
Transfers between funds	(12,352)	(94,830)	(1,705,305)	(1,023,582)	(129,083)	47,663	(249,632)	(440,926)
Redemptions (note 3)	(194,613)	(179,212)	(8,829,239)	(9,580,095)	(114,416)	(75,819)	(148,236)	(184,656)
Annuity benefits	(173)	–	(224)	(226)	–	–	–	–
Annual contract maintenance charges (note 2)	(725)	(302)	(26,347)	(31,009)	(477)	(279)	(443)	(214)
Contingent deferred sales charges (note 2)	(3,598)	(2,988)	(40,977)	(58,661)	(3,491)	(1,983)	(4,253)	(614)
Adjustments to maintain reserves	(549)	(96)	84	1,285	(184)	(53)	(244)	(95)

Net equity transactions	128,927	2,821,789	(8,777,694)	(8,217,986)	(207,152)	1,495,710	(345,887)	1,103,149

Net change in contract owners’ equity	336,476	3,107,106	(8,161,910)	(5,800,358)	(128,560)	1,664,004	(342,840)	1,258,026
Contract owners’ equity beginning of period	4,907,676	1,800,570	44,360,737	50,161,095	2,665,097	1,001,093	3,512,976	2,254,950

Contract owners’ equity end of period	$5,244,152	4,907,676	36,198,827	44,360,737	2,536,537	2,665,097	3,170,136	3,512,976

CHANGES IN UNITS:
Beginning units	327,297	131,238	3,540,729	4,245,970	191,712	77,357	262,174	177,660

Units purchased	48,071	322,947	241,061	421,266	6,938	128,870	23,332	131,758
Units redeemed	(35,903)	(126,888)	(949,625)	(1,126,507)	(21,121)	(14,515)	(48,796)	(47,244)

Ending units	339,465	327,297	2,832,165	3,540,729	177,529	191,712	236,710	262,174

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FedQualBd		FedQualBdS		FidVIPEI		FidVIPEIS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$572,028	868,253	737,170	434,340	3,815,760	3,013,617	(310,910)	(418,036)
Realized gain (loss) on investments	(242,685)	(168,474)	(78,025)	(136,254)	2,700,452	(2,155,951)	411,186	124,801
Change in unrealized gain (loss) on investments	(498,307)	(375,080)	(1,147,073)	(139,481)	(4,278,330)	98,829,939	1,526,065	7,186,414
Reinvested capital gains	149,710	273,895	255,075	198,383	37,979,470	4,312,706	3,420,101	126,654

Net increase (decrease) in contract owners’ equity resulting from operations	(19,254)	598,594	(232,853)	356,988	40,217,352	104,000,311	5,046,442	7,019,833

Equity transactions:
Purchase payments received from contract owners (note 3)	1,119,889	1,073,840	14,684,892	23,300,748	25,730,584	31,991,141	35,560,540	59,253,470
Transfers between funds	1,038,754	(2,922,787)	(757,240)	(2,128,691)	(23,757,087)	7,252,263	155,860	3,033,295
Redemptions (note 3)	(5,981,629)	(7,962,886)	(2,466,626)	(1,516,331)	(193,003,898)	(211,055,975)	(6,269,559)	(4,607,572)
Annuity benefits	(442)	–	–	–	(246,545)	(239,397)	–	–
Annual contract maintenance charges (note 2)	(9,017)	(10,422)	(4,322)	(2,131)	(478,027)	(536,218)	(11,801)	(3,873)
Contingent deferred sales charges (note 2)	(20,134)	(33,122)	(48,434)	(31,004)	(448,276)	(676,775)	(118,016)	(35,922)
Adjustments to maintain reserves	(286)	2,189	(2,596)	(783)	4,618	13,111	(5,050)	(278)

Net equity transactions	(3,852,865)	(9,853,188)	11,405,674	19,621,808	(192,198,631)	(173,251,850)	29,311,974	57,639,120

Net change in contract owners’ equity	(3,872,119)	(9,254,594)	11,172,821	19,978,796	(151,981,279)	(69,251,539)	34,358,416	64,658,953
Contract owners’ equity beginning of period	24,906,332	34,160,926	37,072,244	17,093,448	1,104,517,970	1,173,769,509	91,285,573	26,626,620

Contract owners’ equity end of period	$21,034,213	24,906,332	48,245,065	37,072,244	952,536,691	1,104,517,970	125,643,989	91,285,573

CHANGES IN UNITS:
Beginning units	2,208,926	3,097,044	3,548,586	1,665,638	29,628,395	35,119,867	6,134,314	1,963,742

Units purchased	495,518	794,244	1,824,415	3,672,219	1,273,402	2,788,063	3,230,424	5,059,567
Units redeemed	(838,287)	(1,682,362)	(724,548)	(1,789,271)	(6,790,177)	(8,279,535)	(1,263,367)	(888,995)

Ending units	1,866,157	2,208,926	4,648,453	3,548,586	24,111,620	29,628,395	8,101,371	6,134,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGr		FidVIPGrS2		FidVIPHI		FidVIPOv
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(7,205,541)	(11,644,375)	(598,729)	(467,574)	26,440,016	17,667,134	(999,858)	(194,021)
Realized gain (loss) on investments	(134,396,094)	(108,638,316)	442,720	381,703	2,701,744	18,405,813	8,228,128	4,458,572
Change in unrealized gain (loss) on investments	175,274,380	136,741,119	2,019,947	581,424	(26,706,292)	(18,406,950)	16,991,166	14,986,864
Reinvested capital gains	–	–	–	–	–	–	864,342	–

Net increase (decrease) in contract owners’ equity resulting from operations	33,672,745	16,458,428	1,863,938	495,553	2,435,468	17,665,997	25,083,778	19,251,415

Equity transactions:
Purchase payments received from contract owners (note 3)	31,458,045	41,879,741	8,683,463	30,924,735	5,028,165	6,548,801	37,336	3,636
Transfers between funds	(62,893,848)	(48,685,988)	(706,159)	(2,233,823)	(24,692,330)	(23,072,129)	(5,592,729)	(5,469,732)
Redemptions (note 3)	(170,666,868)	(192,968,575)	(2,276,480)	(2,119,423)	(39,628,101)	(55,935,422)	(26,927,568)	(29,467,531)
Annuity benefits	(299,575)	(330,057)	–	–	(38,056)	(51,197)	(34,062)	(33,870)
Annual contract maintenance charges (note 2)	(604,417)	(734,109)	(5,713)	(2,210)	(81,492)	(97,922)	(94,109)	(108,125)
Contingent deferred sales charges (note 2)	(582,021)	(953,919)	(51,421)	(21,594)	(88,509)	(154,112)	(58,100)	(98,926)
Adjustments to maintain reserves	(147,987)	(164,387)	(2,610)	(999)	4,199	9,900	10,558	3,792

Net equity transactions	(203,736,671)	(201,957,294)	5,641,080	26,546,686	(59,496,124)	(72,752,081)	(32,658,674)	(35,170,756)

Net change in contract owners’ equity	(170,063,926)	(185,498,866)	7,505,018	27,042,239	(57,060,656)	(55,086,084)	(7,574,896)	(15,919,341)
Contract owners’ equity beginning of period	1,023,045,636	1,208,544,502	41,622,162	14,579,923	228,293,547	283,379,631	172,176,352	188,095,693

Contract owners’ equity end of period	$852,981,710	1,023,045,636	49,127,180	41,622,162	171,232,891	228,293,547	164,601,456	172,176,352

CHANGES IN UNITS:
Beginning units	24,907,685	30,857,133	3,015,154	1,072,088	12,101,014	16,497,401	8,332,810	10,235,114

Units purchased	1,030,707	2,053,012	1,218,317	3,418,659	5,254,343	7,377,559	25	–
Units redeemed	(6,444,898)	(8,002,460)	(811,878)	(1,475,593)	(8,536,960)	(11,773,946)	(1,568,600)	(1,902,304)

Ending units	19,493,494	24,907,685	3,421,593	3,015,154	8,818,397	12,101,014	6,764,235	8,332,810

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPOvR		FidVIPOvS2		FidVIPOvS2R		FidVIPAM
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(350,927)	(145,954)	(75,511)	(50,976)	(263,385)	(92,682)	5,294,302	6,268,238
Realized gain (loss) on investments	2,586,032	1,599,233	208,968	593,459	114,139	85,738	(8,187,531)	(12,208,798)
Change in unrealized gain (loss) on investments	6,610,885	3,992,028	1,081,051	271,058	4,845,812	1,821,536	10,935,053	21,452,930
Reinvested capital gains	282,927	–	47,840	–	93,573	–	127,871	–

Net increase (decrease) in contract owners’ equity resulting from operations	9,128,917	5,445,307	1,262,348	813,541	4,790,139	1,814,592	8,169,695	15,512,370

Equity transactions:
Purchase payments received from contract owners (note 3)	6,574,925	7,410,670	421	6,239,790	12,219,757	10,474,979	9,493,183	12,634,070
Transfers between funds	2,128,862	13,289,815	(1,646,934)	(7,953,260)	2,515,169	4,175,751	(11,146,131)	(14,794,414)
Redemptions (note 3)	(10,607,658)	(10,021,565)	(565,644)	(794,253)	(1,025,620)	(350,421)	(64,620,693)	(75,046,362)
Annuity benefits	(559)	(227)	–	–	–	–	(78,208)	(81,199)
Annual contract maintenance charges (note 2)	(20,206)	(18,065)	(1,064)	(600)	(1,901)	(196)	(207,933)	(245,370)
Contingent deferred sales charges (note 2)	(49,200)	(46,299)	(14,223)	(9,423)	(17,227)	(1,115)	(146,487)	(213,800)
Adjustments to maintain reserves	207	3,397	(179)	328	(901)	(136)	(1,427)	29,657

Net equity transactions	(1,973,629)	10,617,726	(2,227,623)	(2,517,418)	13,689,277	14,298,862	(66,707,696)	(77,717,418)

Net change in contract owners’ equity	7,155,288	16,063,033	(965,275)	(1,703,877)	18,479,416	16,113,454	(58,538,001)	(62,205,048)
Contract owners’ equity beginning of period	54,965,437	38,902,404	9,439,417	11,143,294	16,113,454	–	388,220,520	450,425,568

Contract owners’ equity end of period	$62,120,725	54,965,437	8,474,142	9,439,417	34,592,870	16,113,454	329,682,519	388,220,520

CHANGES IN UNITS:
Beginning units	4,483,379	3,556,585	579,313	759,076	1,455,683	–	15,144,673	18,528,814

Units purchased	1,258,572	2,818,984	24	876,711	1,560,057	1,903,633	461,071	893,001
Units redeemed	(1,432,059)	(1,892,190)	(133,547)	(1,056,474)	(344,429)	(447,950)	(3,195,928)	(4,277,142)

Ending units	4,309,892	4,483,379	445,790	579,313	2,671,311	1,455,683	12,409,816	15,144,673

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPCon		FidVIPConS2		FidVIPIGBdS		FidVIPIGBdS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(7,498,947)	(7,091,100)	(2,400,544)	(919,853)	240,709	118,292	716,568	198,451
Realized gain (loss) on investments	7,558,635	(1,836,919)	1,845,527	1,076,578	(190,489)	(133,298)	(115,543)	(53,849)
Change in unrealized gain (loss) on investments	102,741,772	100,203,821	25,202,978	10,692,291	(224,674)	108,757	(1,312,352)	174,828
Reinvested capital gains	134,237	–	22,995	–	265,718	164,257	927,732	433,366

Net increase (decrease) in contract owners’ equity resulting from operations	102,935,697	91,275,802	24,670,956	10,849,016	91,264	258,008	216,405	752,796

Equity transactions:
Purchase payments received from contract owners (note 3)	23,058,541	24,929,526	78,629,986	69,808,498	1,469,156	854,807	22,108,870	26,452,930
Transfers between funds	38,737,156	24,596,526	20,492,004	13,942,836	8,046,820	7,601,882	6,285,707	2,063,116
Redemptions (note 3)	(137,637,254)	(135,175,013)	(7,891,852)	(3,879,378)	(4,641,892)	(1,926,167)	(3,185,926)	(1,210,115)
Annuity benefits	(119,773)	(89,159)	(398)	–	(1,057)	–	–	–
Annual contract maintenance charges (note 2)	(331,156)	(340,688)	(15,077)	(3,868)	(4,126)	(2,050)	(4,364)	(1,477)
Contingent deferred sales charges (note 2)	(408,028)	(526,648)	(138,688)	(49,280)	(10,901)	(3,986)	(45,047)	(13,228)
Adjustments to maintain reserves	45,696	27,061	(6,670)	(1,802)	(976)	237	(2,796)	(372)

Net equity transactions	(76,654,818)	(86,578,395)	91,069,305	79,817,006	4,857,024	6,524,723	25,156,444	27,290,854

Net change in contract owners’ equity	26,280,879	4,697,407	115,740,261	90,666,022	4,948,288	6,782,731	25,372,849	28,043,650
Contract owners’ equity beginning of period	726,385,170	721,687,763	113,908,694	23,242,672	11,254,188	4,471,457	39,157,892	11,114,242

Contract owners’ equity end of period	$752,666,049	726,385,170	229,648,955	113,908,694	16,202,476	11,254,188	64,530,741	39,157,892

CHANGES IN UNITS:
Beginning units	27,634,632	31,289,245	7,550,491	1,746,863	1,079,916	441,619	3,702,374	1,078,745

Units purchased	3,778,671	4,081,487	7,967,332	6,981,015	1,229,890	1,277,425	3,421,090	3,296,738
Units redeemed	(6,610,840)	(7,736,100)	(2,255,784)	(1,177,387)	(767,998)	(639,128)	(1,033,727)	(673,109)

Ending units	24,802,463	27,634,632	13,262,039	7,550,491	1,541,808	1,079,916	6,089,737	3,702,374

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPGrOp		FidVIPMCapS2		FidVIPVaIS		FidVIPVaIS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(140,350)	(351,372)	(1,703,007)	(617,672)	(265,708)	(356,877)	(343,579)	(261,146)
Realized gain (loss) on investments	467,982	(1,061,372)	1,144,981	527,059	359,474	1,222,664	120,126	730,356
Change in unrealized gain (loss) on investments	2,220,410	3,676,617	16,761,654	10,137,132	(1,114,326)	971,250	(171,856)	1,542,855
Reinvested capital gains	–	–	1,286,463	–	783,331	69,618	653,076	36,218

Net increase (decrease) in contract owners’ equity resulting from operations	2,548,042	2,263,873	17,490,091	10,046,519	(237,229)	1,906,655	257,767	2,048,283

Equity transactions:
Purchase payments received from contract owners (note 3)	1,560,528	2,091,452	45,045,687	45,801,911	1,222,693	1,850,878	5,453,593	15,944,260
Transfers between funds	(89,815)	(1,872,927)	18,800,913	2,192,665	(4,617,422)	2,774,717	(2,856,363)	(5,550,319)
Redemptions (note 3)	(8,764,536)	(7,518,641)	(4,954,696)	(1,681,586)	(4,724,043)	(4,726,637)	(1,113,002)	(1,214,729)
Annuity benefits	(9,189)	(9,967)	(559)	–	(153)	–	–	–
Annual contract maintenance charges (note 2)	(25,587)	(29,983)	(8,728)	(1,968)	(8,364)	(10,497)	(2,616)	(1,405)
Contingent deferred sales charges (note 2)	(38,283)	(51,930)	(103,123)	(37,526)	(15,763)	(21,366)	(31,610)	(21,484)
Adjustments to maintain reserves	(9,578)	(1,181)	(4,315)	(2,601)	(96)	1,056	(1,359)	(3,186)

Net equity transactions	(7,376,460)	(7,393,177)	58,775,179	46,270,895	(8,143,148)	(131,849)	1,448,643	9,153,137

Net change in contract owners’ equity	(4,828,418)	(5,129,304)	76,265,270	56,317,414	(8,380,377)	1,774,806	1,706,410	11,201,420
Contract owners’ equity beginning of period	43,182,285	48,311,589	69,828,007	13,510,593	25,716,534	23,941,728	21,344,299	10,142,879

Contract owners’ equity end of period	$38,353,867	43,182,285	146,093,277	69,828,007	17,336,157	25,716,534	23,050,709	21,344,299

CHANGES IN UNITS:
Beginning units	4,326,389	5,119,061	3,994,345	952,250	1,973,235	2,066,461	1,160,567	612,598

Units purchased	469,537	576,726	4,433,881	4,044,868	726,725	2,489,295	528,223	1,337,552
Units redeemed	(1,218,886)	(1,369,398)	(1,235,148)	(1,002,773)	(1,386,199)	(2,582,521)	(444,482)	(789,583)

Ending units	3,577,040	4,326,389	7,193,078	3,994,345	1,313,761	1,973,235	1,244,308	1,160,567

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidVIPFree10S2		FidVIPFree20S2		FidVIPFree30S2		FidVIPNtRsS2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$551	–	7,017	–	(4,888)	–	(23,749)	–
Realized gain (loss) on investments	5,892	–	21,517	–	18,906	–	184,207	–
Change in unrealized gain (loss) on investments	152,590	–	435,693	–	270,593	–	407,743	–
Reinvested capital gains	–	–	–	–	–	–	668,549	–

Net increase (decrease) in contract owners’ equity resulting from operations	159,033	–	464,227	–	284,611	–	1,236,750	–

Equity transactions:
Purchase payments received from contract owners (note 3)	3,116,444	–	4,952,748	–	3,374,797	–	5,050,836	–
Transfers between funds	5,983,805	–	10,655,185	–	3,366,232	–	8,414,484	–
Redemptions (note 3)	(186,756)	–	(162,141)	–	(25,643)	–	(257,832)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(8)	–	(63)	–	(32)	–	(337)	–
Contingent deferred sales charges (note 2)	(771)	–	(1,313)	–	(656)	–	(3,817)	–
Adjustments to maintain reserves	(202)	–	(366)	–	(239)	–	(366)	–

Net equity transactions	8,912,512	–	15,444,050	–	6,714,459	–	13,202,968	–

Net change in contract owners’ equity	9,071,545	–	15,908,277	–	6,999,070	–	14,439,718	–
Contract owners’ equity beginning of period	–	–	–	–	–	–	–	–

Contract owners’ equity end of period	$9,071,545	–	15,908,277	–	6,999,070	–	14,439,718	–

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	–	–

Units purchased	871,837	–	1,481,761	–	631,313	–	1,250,909	–
Units redeemed	(20,188)	–	(31,562)	–	(4,909)	–	(170,466)	–

Ending units	851,649	–	1,450,199	–	626,404	–	1,080,443	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FICapAp		FICoreEq		FrVIPRisDiv2		FrVIPSmCapV2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(986)	(867)	(5,664)	(4,357)	(771,011)	(456,257)	(288,917)	(190,204)
Realized gain (loss) on investments	37	(1,086)	(5,219)	(4,519)	1,136,116	125,662	1,153,999	63,694
Change in unrealized gain (loss) on investments	(1,723)	3,034	(40,167)	31,232	1,885,963	5,393,566	1,771,708	3,528,737
Reinvested capital gains	3,525	3,090	14,212	–	637,282	576,665	235,179	–

Net increase (decrease) in contract owners’ equity resulting from operations	853	4,171	(36,838)	22,356	2,888,350	5,639,636	2,871,969	3,402,227

Equity transactions:
Purchase payments received from contract owners (note 3)	2,865	75,024	–	796,495	44,446,038	57,726,882	17,346,766	14,121,242
Transfers between funds	(2,070)	(24,800)	(65,261)	(21,464)	(1,469,209)	3,159,303	446,351	4,125,655
Redemptions (note 3)	(809)	(81)	(14,714)	(51,587)	(5,493,806)	(2,438,592)	(2,002,381)	(633,242)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(8,537)	(2,463)	(3,237)	(891)
Contingent deferred sales charges (note 2)	(19)	–	(171)	–	(139,676)	(22,833)	(59,277)	(18,378)
Adjustments to maintain reserves	(10)	(14)	838	(26,200)	(6,159)	(811)	(597)	562

Net equity transactions	(43)	50,129	(79,308)	697,244	37,328,651	58,421,486	15,727,625	17,594,948

Net change in contract owners’ equity	810	54,300	(116,146)	719,600	40,217,001	64,061,122	18,599,594	20,997,175
Contract owners’ equity beginning of period	54,300	–	720,213	613	82,208,252	18,147,130	26,753,540	5,756,365

Contract owners’ equity end of period	$55,110	54,300	604,067	720,213	122,425,253	82,208,252	45,353,134	26,753,540

CHANGES IN UNITS:
Beginning units	4,651	–	63,802	56	5,740,207	1,384,163	1,537,632	401,638

Units purchased	269	6,952	617	94,662	4,492,929	5,031,653	1,493,448	1,307,660
Units redeemed	(254)	(2,301)	(8,159)	(30,916)	(1,834,327)	(675,609)	(598,905)	(171,666)

Ending units	4,666	4,651	56,260	63,802	8,398,809	5,740,207	2,432,175	1,537,632

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FrVIPDevMrk3		FrVIPForSec2		FrVIPForSec3		FrVIPGlInc3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(25,070)	–	(39,210)	(45,678)	(80,568)	(40,466)	(867)	–
Realized gain (loss) on investments	24,393	–	284,548	796,972	121,340	8,420	(14,553)	–
Change in unrealized gain (loss) on investments	672,865	–	629,424	1,010,145	2,613,664	1,541,684	8,895	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	672,188	–	874,762	1,761,439	2,654,436	1,509,638	(6,525)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	3,581,287	–	6,940	7,875,351	18,402,720	9,473,212	3,390,932	–
Transfers between funds	3,349,632	–	(1,427,534)	(5,347,016)	5,245,264	3,268,457	1,632,776	–
Redemptions (note 3)	(147,946)	–	(552,871)	(426,452)	(1,159,962)	(172,771)	(109,611)	–
Annuity benefits	–	–	(377)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(57)	–	(986)	(627)	(1,664)	(112)	(8)	–
Contingent deferred sales charges (note 2)	(212)	–	(13,830)	(5,078)	(18,337)	(2,062)	(5,384)	–
Adjustments to maintain reserves	(139)	–	(862)	(355)	(1,387)	639	227	–

Net equity transactions	6,782,565	–	(1,989,520)	2,095,823	22,466,634	12,567,363	4,908,932	–

Net change in contract owners’ equity	7,454,753	–	(1,114,758)	3,857,262	25,121,070	14,077,001	4,902,407	–
Contract owners’ equity beginning of period	–	–	12,142,293	8,285,031	14,077,001	–	–	–

Contract owners’ equity end of period	$7,454,753	–	11,027,535	12,142,293	39,198,071	14,077,001	4,902,407	–

CHANGES IN UNITS:
Beginning units	–	–	759,444	604,314	1,223,594	–	–	–

Units purchased	651,651	–	35	1,705,862	2,256,842	1,279,566	545,461	–
Units redeemed	(63,038)	–	(124,643)	(1,550,732)	(335,825)	(55,972)	(44,274)	–

Ending units	588,613	–	634,836	759,444	3,144,611	1,223,594	501,187	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIntVal2		GVITIntVal3		GVITIntVal6		GVITMidCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(10,621)	26,930	14,918	103,916	(61,280)	(4,188)	(452,789)	(861,257)
Realized gain (loss) on investments	145,726	62,280	870,752	244,394	786,687	6,863	6,249,012	4,772,088
Change in unrealized gain (loss) on investments	63,675	369,281	573,535	1,796,096	1,314,194	1,110,859	(1,219,258)	7,263,636
Reinvested capital gains	101,555	–	890,529	–	1,103,219	–	8,011,102	2,822,175

Net increase (decrease) in contract owners’ equity resulting from operations	300,335	458,491	2,349,734	2,144,406	3,142,820	1,113,534	12,588,067	13,996,642

Equity transactions:
Purchase payments received from contract owners (note 3)	1,088	2,311,520	1,266,686	724,862	12,629,103	7,343,351	15,561,233	23,734,526
Transfers between funds	(740,934)	(399,015)	6,961,123	13,685,546	12,032,167	2,863,587	8,097,404	11,893,590
Redemptions (note 3)	(68,819)	(75,825)	(4,657,986)	(1,843,183)	(1,330,437)	(126,059)	(19,834,199)	(18,134,666)
Annuity benefits	–	–	(888)	–	–	–	(6,136)	(1,920)
Annual contract maintenance charges (note 2)	(297)	(136)	(7,603)	(3,815)	(1,786)	(112)	(39,673)	(35,803)
Contingent deferred sales charges (note 2)	(519)	(688)	(10,395)	(5,005)	(19,098)	(1,168)	(93,109)	(72,753)
Adjustments to maintain reserves	(24,690)	14,383	(25,402)	12,035	(2,504)	205	524	(8,504)

Net equity transactions	(834,171)	1,850,239	3,525,535	12,570,440	23,307,445	10,079,804	3,686,044	17,374,470

Net change in contract owners’ equity	(533,836)	2,308,730	5,875,269	14,714,846	26,450,265	11,193,338	16,274,111	31,371,112
Contract owners’ equity beginning of period	3,356,473	1,047,743	17,968,143	3,253,297	11,193,338	–	124,447,453	93,076,341

Contract owners’ equity end of period	$2,822,637	3,356,473	23,843,412	17,968,143	37,643,603	11,193,338	140,721,564	124,447,453

CHANGES IN UNITS:
Beginning units	207,842	77,090	1,098,371	237,590	975,961	–	9,133,807	8,099,016

Units purchased	840	617,009	956,263	1,195,916	3,012,868	1,069,607	3,785,092	5,106,990
Units redeemed	(49,624)	(486,257)	(737,510)	(335,135)	(1,005,682)	(93,646)	(3,716,526)	(4,072,199)

Ending units	159,058	207,842	1,317,124	1,098,371	2,983,147	975,961	9,202,373	9,133,807

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITEmMrkts		GVITEmMrkts2		GVITEmMrkts3		GVITEmMrkts6
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(8,536)	(7,216)	(63,913)	(53,583)	(217,368)	(45,779)	(170,703)	26,282
Realized gain (loss) on investments	101,716	138,964	177,295	364,812	694,520	1,571,221	313,623	2,545
Change in unrealized gain (loss) on investments	122,707	(37,562)	896,157	(138,538)	4,489,060	(1,094,300)	2,678,577	438,528
Reinvested capital gains	103,842	101,463	500,081	491,257	3,544,526	1,600,469	2,164,613	572,275

Net increase (decrease) in contract owners’ equity resulting from operations	319,729	195,649	1,509,620	663,948	8,510,738	2,031,611	4,986,110	1,039,630

Equity transactions:
Purchase payments received from contract owners (note 3)	–	(16)	350	4,015,603	1,891,773	1,378,227	8,801,497	4,796,909
Transfers between funds	(47,460)	(498,207)	(1,335,279)	(1,945,843)	19,706,774	8,554,924	6,714,360	2,362,345
Redemptions (note 3)	(241,617)	(231,793)	(369,359)	(1,438,344)	(5,112,847)	(3,769,371)	(1,094,694)	(101,231)
Annuity benefits	–	–	–	–	(1,232)	–	–	–
Annual contract maintenance charges (note 2)	(648)	(842)	(1,027)	(666)	(12,657)	(8,051)	(1,787)	(129)
Contingent deferred sales charges (note 2)	(308)	(1,239)	(6,289)	(10,448)	(18,405)	(12,399)	(31,408)	(1,077)
Adjustments to maintain reserves	(15)	160	(251)	103	(4,692)	2,161	(1,215)	(13)

Net equity transactions	(290,048)	(731,937)	(1,711,855)	620,405	16,448,714	6,145,491	14,386,753	7,056,804

Net change in contract owners’ equity	29,681	(536,288)	(202,235)	1,284,353	24,959,452	8,177,102	19,372,863	8,096,434
Contract owners’ equity beginning of period	1,210,001	1,746,289	6,083,130	4,798,777	20,303,030	12,125,928	8,096,434	–

Contract owners’ equity end of period	$1,239,682	1,210,001	5,880,895	6,083,130	45,262,482	20,303,030	27,469,297	8,096,434

CHANGES IN UNITS:
Beginning units	91,659	157,661	308,910	289,997	1,392,714	991,282	690,336	–

Units purchased	–	91	670	661,038	1,692,588	1,804,704	1,505,826	833,395
Units redeemed	(19,925)	(66,093)	(80,252)	(642,125)	(714,422)	(1,403,272)	(400,703)	(143,059)

Ending units	71,734	91,659	229,328	308,910	2,370,880	1,392,714	1,795,459	690,336

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITFHiInc		GVITFHiInc3		GVITGlFin2		GVITGlFin3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,707,340	1,639,708	617,486	–	4,558	(4,921)	14,459	9,943
Realized gain (loss) on investments	201,185	225,294	69,009	–	7,008	35,566	33,330	228,520
Change in unrealized gain (loss) on investments	(1,844,800)	547,249	(324,625)	–	(32,580)	93,238	(215,818)	110,943
Reinvested capital gains	–	–	–	–	161,050	112,984	332,913	342,461

Net increase (decrease) in contract owners’ equity resulting from operations	63,725	2,412,251	361,870	–	140,036	236,867	164,884	691,867

Equity transactions:
Purchase payments received from contract owners (note 3)	6,015,345	18,599,213	6,850,137	–	–	1,246,677	86,735	242,492
Transfers between funds	(16,730,480)	(2,742,096)	10,532,098	–	(260,666)	(439,031)	(1,645,979)	3,997,076
Redemptions (note 3)	(1,527,318)	(1,384,253)	(510,450)	–	(70,671)	(119,144)	(648,781)	(1,395,334)
Annuity benefits	(887)	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,844)	(1,728)	(290)	–	(259)	(173)	(1,294)	(2,027)
Contingent deferred sales charges (note 2)	(26,899)	(19,451)	(6,443)	–	(2,588)	(5,207)	(1,477)	(2,380)
Adjustments to maintain reserves	(1,284)	52	(392)	–	(129)	(142)	(81)	773

Net equity transactions	(12,274,367)	14,451,737	16,864,660	–	(334,313)	682,980	(2,210,877)	2,840,600

Net change in contract owners’ equity	(12,210,642)	16,863,988	17,226,530	–	(194,277)	919,847	(2,045,993)	3,532,467
Contract owners’ equity beginning of period	36,076,240	19,212,252	–	–	1,878,091	958,244	5,747,991	2,215,524

Contract owners’ equity end of period	$23,865,598	36,076,240	17,226,530	–	1,683,814	1,878,091	3,701,998	5,747,991

CHANGES IN UNITS:
Beginning units	2,793,276	1,610,041	–	–	111,302	67,705	401,465	184,883

Units purchased	1,094,480	4,801,647	2,286,471	–	–	147,346	130,161	563,523
Units redeemed	(2,052,675)	(3,618,412)	(635,667)	–	(19,811)	(103,749)	(295,919)	(346,941)

Ending units	1,835,081	2,793,276	1,650,804	–	91,491	111,302	235,707	401,465

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITGlHlth2		GVITGlHlth3		GVITGlHlth6		GVITGlTech
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(42,450)	(53,370)	(121,437)	(122,218)	(122,451)	(31,794)	(8,206)	(12,417)
Realized gain (loss) on investments	45,412	(34,913)	117,185	(151,465)	121,941	(75,613)	(327)	13,593
Change in unrealized gain (loss) on investments	(117,330)	186,471	(324,678)	315,721	(562,532)	221,259	(25,053)	24,937
Reinvested capital gains	290,661	18,187	990,398	34,655	1,070,723	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	176,293	116,375	661,468	76,693	507,681	113,852	(33,586)	26,113

Equity transactions:
Purchase payments received from contract owners (note 3)	2,118	1,714,468	601,310	656,691	3,447,159	3,170,959	–	(229)
Transfers between funds	(603,797)	(730,219)	758,209	3,188,982	1,813,584	1,823,092	(74,817)	(100,957)
Redemptions (note 3)	(200,933)	(122,813)	(2,292,797)	(1,985,148)	(457,155)	(115,774)	(110,761)	(274,206)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(495)	(400)	(3,834)	(4,026)	(789)	(116)	(628)	(787)
Contingent deferred sales charges (note 2)	(11,535)	(3,470)	(8,844)	(6,002)	(9,881)	(1,533)	(277)	(348)
Adjustments to maintain reserves	(219)	(66)	(48)	1,811	(701)	(88)	(2)	(19)

Net equity transactions	(814,861)	857,500	(946,004)	1,852,308	4,792,217	4,876,540	(186,485)	(376,546)

Net change in contract owners’ equity	(638,568)	973,875	(284,536)	1,929,001	5,299,898	4,990,392	(220,071)	(350,433)
Contract owners’ equity beginning of period	3,205,101	2,231,226	8,950,781	7,021,780	4,990,392	–	833,304	1,183,737

Contract owners’ equity end of period	$2,566,533	3,205,101	8,666,245	8,950,781	10,290,290	4,990,392	613,233	833,304

CHANGES IN UNITS:
Beginning units	219,080	161,686	753,248	628,781	506,914	–	275,982	403,612

Units purchased	373	178,581	416,372	1,036,043	765,468	657,993	6	90
Units redeemed	(54,754)	(121,187)	(488,031)	(911,576)	(290,892)	(151,079)	(69,142)	(127,720)

Ending units	164,699	219,080	681,589	753,248	981,490	506,914	206,846	275,982

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITGlTech2		GVITGlTech3		GVITGlTech6		GVITGlUtl2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(25,651)	(55,441)	(64,464)	(108,555)	(42,899)	(14,885)	2,265	(6,487)
Realized gain (loss) on investments	(153,994)	(41,292)	(462,329)	566,483	19,038	(6,293)	62,194	111,530
Change in unrealized gain (loss) on investments	49,654	(96,487)	273,599	(772,856)	1,513	242,819	(146,713)	103,604
Reinvested capital gains	–	–	–	–	–	–	127,171	44,675

Net increase (decrease) in contract owners’ equity resulting from operations	(129,991)	(193,220)	(253,194)	(314,928)	(22,348)	221,641	44,917	253,322

Equity transactions:
Purchase payments received from contract owners (note 3)	634	2,780,537	360,487	724,658	1,190,478	1,469,567	–	328,764
Transfers between funds	(633,094)	(3,563,813)	(1,213,508)	(2,008,379)	(190,482)	1,073,032	(153,616)	(498,269)
Redemptions (note 3)	(67,185)	(145,730)	(913,030)	(1,380,847)	(132,683)	(48,897)	(53,046)	(108,880)
Annuity benefits	–	–	(957)	–	–	–	–	–
Annual contract maintenance charges (note 2)	(493)	(602)	(2,827)	(4,231)	(358)	(118)	(139)	(111)
Contingent deferred sales charges (note 2)	(1,424)	(6,494)	(7,557)	(7,470)	(1,174)	(1,454)	(1,919)	(486)
Adjustments to maintain reserves	(369)	(168)	1,374	4,676	(958)	(98)	(98)	(10)

Net equity transactions	(701,931)	(936,270)	(1,776,018)	(2,671,593)	864,823	2,492,032	(208,818)	(278,992)

Net change in contract owners’ equity	(831,922)	(1,129,490)	(2,029,212)	(2,986,521)	842,475	2,713,673	(163,901)	(25,670)
Contract owners’ equity beginning of period	2,408,354	3,537,844	6,459,815	9,446,336	2,713,673	–	1,066,556	1,092,226

Contract owners’ equity end of period	$1,576,432	2,408,354	4,430,603	6,459,815	3,556,148	2,713,673	902,655	1,066,556

CHANGES IN UNITS:
Beginning units	153,937	231,676	575,407	865,791	250,218	–	67,201	87,903

Units purchased	70	205,570	293,468	556,602	259,368	296,365	–	31,010
Units redeemed	(50,905)	(283,309)	(469,124)	(846,986)	(174,386)	(46,147)	(12,824)	(51,712)

Ending units	103,102	153,937	399,751	575,407	335,200	250,218	54,377	67,201

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITGlUtl3		GVITGvtBd		GVITGrowth		GVITIDAgg2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$52,084	12,525	6,426,449	12,850,339	(953,153)	(888,007)	405,279	463,880
Realized gain (loss) on investments	752,229	282,150	(1,038,940)	292,359	(1,376,619)	(8,581,531)	341,025	289,171
Change in unrealized gain (loss) on investments	(1,321,867)	589,683	(751,941)	(13,994,115)	5,877,457	14,814,040	17,114,788	15,565,323
Reinvested capital gains	943,328	325,940	490,924	6,397,478	–	–	7,759,032	3,511,878

Net increase (decrease) in contract owners’ equity resulting from operations	425,774	1,210,298	5,126,492	5,546,061	3,547,685	5,344,502	25,620,124	19,830,252

Equity transactions:
Purchase payments received from contract owners (note 3)	273,357	184,791	28,859,103	38,028,300	3,295,591	4,438,352	140,003,314	183,113,225
Transfers between funds	(7,928)	6,362,164	12,171,476	(38,899,044)	(4,551,367)	(5,795,404)	83,352,646	7,378,181
Redemptions (note 3)	(2,225,073)	(1,157,585)	(55,657,285)	(66,697,992)	(15,406,386)	(14,057,855)	(21,795,812)	(9,782,210)
Annuity benefits	–	–	(68,304)	(107,384)	(22,988)	(25,631)	–	–
Annual contract maintenance charges (note 2)	(2,522)	(930)	(118,276)	(141,464)	(75,762)	(86,925)	(41,324)	(11,872)
Contingent deferred sales charges (note 2)	(4,174)	(2,000)	(249,818)	(295,133)	(68,243)	(92,334)	(361,117)	(115,072)
Adjustments to maintain reserves	(81)	(110)	670	(167,578)	396	7,544	(29,295)	289

Net equity transactions	(1,966,421)	5,386,330	(15,062,434)	(68,280,295)	(16,828,759)	(15,612,253)	201,128,412	180,582,541

Net change in contract owners’ equity	(1,540,647)	6,596,628	(9,935,942)	(62,734,234)	(13,281,074)	(10,267,751)	226,748,536	200,412,793
Contract owners’ equity beginning of period	7,825,622	1,228,994	288,025,358	350,759,592	85,436,368	95,704,119	229,534,791	29,121,998

Contract owners’ equity end of period	$6,284,975	7,825,622	278,089,416	288,025,358	72,155,294	85,436,368	456,283,327	229,534,791

CHANGES IN UNITS:
Beginning units	578,802	116,517	13,067,914	14,721,778	5,607,355	6,721,760	15,370,206	2,319,152

Units purchased	390,356	680,816	5,524,040	5,979,394	330,122	471,194	16,852,360	15,417,302
Units redeemed	(526,794)	(218,531)	(4,590,238)	(7,633,258)	(1,447,244)	(1,585,599)	(3,570,757)	(2,366,248)

Ending units	442,364	578,802	14,001,716	13,067,914	4,490,233	5,607,355	28,651,809	15,370,206

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDCon2		GVITIDMod2		GVITIDModAg2		GVITIDModCon2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,383,292	723,536	5,496,477	2,487,397	2,956,996	1,228,102	2,446,272	1,121,821
Realized gain (loss) on investments	448,982	418,246	1,918,501	88,334	683,390	148,502	1,428,287	246,181
Change in unrealized gain (loss) on investments	(2,415,789)	636,607	8,746,714	26,949,139	20,443,897	25,270,977	(1,190,726)	5,598,080
Reinvested capital gains	2,550,231	765,855	12,933,987	1,641,809	14,253,753	4,198,248	4,297,554	740,664

Net increase (decrease) in contract owners’ equity resulting from operations	1,966,716	2,544,244	29,095,679	31,166,679	38,338,036	30,845,829	6,981,387	7,706,746

Equity transactions:
Purchase payments received from contract owners (note 3)	33,911,585	67,529,639	258,377,964	349,787,304	252,670,900	298,505,911	86,010,910	115,811,050
Transfers between funds	781,660	2,297,687	181,997,336	30,481,564	146,985,637	15,150,932	16,080,177	11,275,164
Redemptions (note 3)	(15,158,240)	(10,159,221)	(59,999,962)	(28,799,138)	(38,251,668)	(18,573,294)	(18,091,468)	(9,839,378)
Annuity benefits	(755)	–	(3,447)	(1,886)	–	–	(3,853)	(3,797)
Annual contract maintenance charges (note 2)	(16,854)	(8,090)	(96,466)	(34,534)	(91,862)	(27,204)	(30,457)	(11,894)
Contingent deferred sales charges (note 2)	(224,195)	(175,643)	(980,473)	(268,825)	(714,710)	(189,674)	(255,627)	(98,406)
Adjustments to maintain reserves	(5,440)	(214)	(43,193)	(13,487)	(38,322)	(12,952)	(9,891)	3,134

Net equity transactions	19,287,761	59,484,158	379,251,759	351,150,998	360,559,975	294,853,719	83,699,791	117,135,873

Net change in contract owners’ equity	21,254,477	62,028,402	408,347,438	382,317,677	398,898,011	325,699,548	90,681,178	124,842,619
Contract owners’ equity beginning of period	97,796,092	35,767,690	503,667,527	121,349,850	404,519,632	78,820,084	171,623,591	46,780,972

Contract owners’ equity end of period	$119,050,569	97,796,092	912,014,965	503,667,527	803,417,643	404,519,632	262,304,769	171,623,591

CHANGES IN UNITS:
Beginning units	8,879,736	3,354,319	39,171,967	10,453,015	28,932,284	6,494,549	14,377,462	4,202,278

Units purchased	4,846,234	7,713,978	38,670,877	34,576,156	31,664,782	26,555,433	10,813,205	12,185,059
Units redeemed	(3,095,007)	(2,188,561)	(9,808,406)	(5,857,204)	(6,410,305)	(4,117,698)	(3,852,862)	(2,009,875)

Ending units	10,630,963	8,879,736	68,034,438	39,171,967	54,186,761	28,932,284	21,337,805	14,377,462

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIntGro		GVITIntGro3		GVITJPBal		GVITMdCpGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(390)	(705)	(18,110)	(6,857)	15,683	4,187	(195,360)	(193,655)
Realized gain (loss) on investments	1,253	3,300	326,177	432,215	35,075	2,215	1,333,238	1,234,267
Change in unrealized gain (loss) on investments	31,569	11,573	1,661,605	(10,095)	(9,376)	41,329	(76,143)	792,411
Reinvested capital gains	326	–	28,253	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	32,758	14,168	1,997,925	415,263	41,382	47,731	1,061,735	1,833,023

Equity transactions:
Purchase payments received from contract owners (note 3)	–	–	527,101	188,742	472,485	276,853	1,011,377	1,092,179
Transfers between funds	(622)	(14,845)	7,324,401	1,769,874	1,638,873	579,751	2,001,803	(3,016,020)
Redemptions (note 3)	(1,913)	(17,057)	(1,177,450)	(594,886)	(529,804)	(25,608)	(3,071,893)	(2,756,107)
Annuity benefits	–	–	(3,577)	(2,663)	–	–	(2,926)	(1,767)
Annual contract maintenance charges (note 2)	(91)	(166)	(1,713)	(848)	(1,021)	(42)	(7,022)	(7,063)
Contingent deferred sales charges (note 2)	(44)	(436)	(1,761)	(969)	(1,033)	(20)	(16,473)	(12,978)
Adjustments to maintain reserves	68	79	29	(172)	(16)	(22)	1,352	538

Net equity transactions	(2,602)	(32,425)	6,667,030	1,359,078	1,579,484	830,912	(83,782)	(4,701,218)

Net change in contract owners’ equity	30,156	(18,257)	8,664,955	1,774,341	1,620,866	878,643	977,953	(2,868,195)
Contract owners’ equity beginning of period	116,027	134,284	4,086,433	2,312,092	878,643	–	14,997,288	17,865,483

Contract owners’ equity end of period	$146,183	116,027	12,751,388	4,086,433	2,499,509	878,643	15,975,241	14,997,288

CHANGES IN UNITS:
Beginning units	15,800	20,616	348,335	222,505	82,004	–	2,756,609	3,739,814

Units purchased	–	–	736,675	323,066	228,081	93,512	1,697,977	1,581,149
Units redeemed	(314)	(4,816)	(237,294)	(197,236)	(79,514)	(11,508)	(1,746,785)	(2,564,354)

Ending units	15,486	15,800	847,716	348,335	230,571	82,004	2,707,801	2,756,609

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITMdCpGr2		GVITMyMkt		GVITNWFund		GVITNWFund2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(275,263)	(136,210)	5,344,029	(2,930,711)	(1,659,469)	(373,492)	(69,993)	(13,495)
Realized gain (loss) on investments	402,055	228,638	–	–	(23,817,799)	(65,410,943)	155,719	67,825
Change in unrealized gain (loss) on investments	1,281,014	1,432,670	–	–	46,732,128	97,843,738	578,604	557,150
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,407,806	1,525,098	5,344,029	(2,930,711)	21,254,860	32,059,303	664,330	611,480

Equity transactions:
Purchase payments received from contract owners (note 3)	7,486,173	10,203,318	818,744,795	155,353,685	8,964,524	11,321,849	5,557,642	5,872,883
Transfers between funds	4,394,160	(659,522)	(479,523,487)	7,614,296	(10,189,911)	(14,119,221)	7,832,203	(315,034)
Redemptions (note 3)	(766,749)	(491,339)	(342,824,957)	(286,287,169)	(69,995,898)	(71,783,738)	(474,730)	(580,610)
Annuity benefits	–	–	(31,611)	(27,424)	(150,880)	(161,012)	–	–
Annual contract maintenance charges (note 2)	(1,935)	(631)	(198,222)	(236,812)	(261,690)	(297,516)	(2,303)	(990)
Contingent deferred sales charges (note 2)	(23,857)	(13,931)	(730,597)	(825,587)	(185,420)	(285,305)	(9,190)	(5,974)
Adjustments to maintain reserves	(1,223)	(949)	(60,834)	(30,400)	(29,852)	36,425	(789)	(321)

Net equity transactions	11,086,569	9,036,946	(4,624,913)	(124,439,411)	(71,789,423)	(75,288,518)	12,902,833	4,969,954

Net change in contract owners’ equity	12,494,375	10,562,044	719,116	(127,370,122)	(50,534,563)	(43,229,215)	13,567,163	5,581,434
Contract owners’ equity beginning of period	14,330,559	3,768,515	402,978,029	530,348,151	410,554,742	453,783,957	8,749,904	3,168,470

Contract owners’ equity end of period	$26,824,934	14,330,559	403,697,145	402,978,029	360,020,179	410,554,742	22,317,067	8,749,904

CHANGES IN UNITS:
Beginning units	1,007,022	299,970	24,692,825	31,545,544	9,363,974	11,608,699	618,825	241,206

Units purchased	1,245,022	1,125,199	126,208,674	62,522,347	191,470	268,077	1,026,556	529,602
Units redeemed	(496,819)	(418,147)	(124,907,107)	(69,375,066)	(2,083,855)	(2,512,802)	(142,267)	(151,983)

Ending units	1,755,225	1,007,022	25,994,392	24,692,825	7,471,589	9,363,974	1,503,114	618,825

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITLead3		GVITSmCapGr		GVITSmCapGr2		GVITSmCapVal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$3,945	(10,451)	(196,905)	(210,004)	(160,432)	(93,771)	(1,650,057)	(2,046,297)
Realized gain (loss) on investments	140,640	178,638	1,191,550	1,212,749	440,802	89,585	15,382,979	6,092,745
Change in unrealized gain (loss) on investments	(382,158)	(44,290)	(238,235)	642,261	432,050	1,085,719	(26,658,379)	6,101,388
Reinvested capital gains	630,685	18,483	–	–	–	–	13,846,743	10,482,441

Net increase (decrease) in contract owners’ equity resulting from operations	393,112	142,380	756,410	1,645,006	712,420	1,081,533	921,286	20,630,277

Equity transactions:
Purchase payments received from contract owners (note 3)	238,461	95,251	1,109,590	1,325,642	3,473,412	5,525,840	5,429,470	7,325,327
Transfers between funds	2,966,131	93,035	(1,455,010)	(1,112,635)	349,809	38,955	(14,979,259)	(7,084,567)
Redemptions (note 3)	(485,004)	(169,369)	(2,829,464)	(2,938,961)	(725,319)	(412,630)	(24,624,827)	(30,888,023)
Annuity benefits	–	–	(2,484)	(2,321)	–	–	(27,755)	(25,086)
Annual contract maintenance charges (note 2)	(1,116)	(533)	(7,376)	(8,351)	(1,285)	(506)	(59,805)	(69,919)
Contingent deferred sales charges (note 2)	(843)	(122)	(12,286)	(13,314)	(20,992)	(8,724)	(92,191)	(120,148)
Adjustments to maintain reserves	(16)	(41)	318	660	(604)	(67)	(15,036)	2,434

Net equity transactions	2,717,613	18,221	(3,196,712)	(2,749,280)	3,075,021	5,142,868	(34,369,403)	(30,859,982)

Net change in contract owners’ equity	3,110,725	160,601	(2,440,302)	(1,104,274)	3,787,441	6,224,401	(33,448,117)	(10,229,705)
Contract owners’ equity beginning of period	1,327,655	1,167,054	17,246,066	18,350,340	9,662,816	3,438,415	150,870,439	161,100,144

Contract owners’ equity end of period	$4,438,380	1,327,655	14,805,764	17,246,066	13,450,257	9,662,816	117,422,322	150,870,439

CHANGES IN UNITS:
Beginning units	109,158	112,472	2,492,775	2,968,907	638,942	253,671	7,841,197	9,693,103

Units purchased	343,220	92,032	1,643,831	2,359,677	571,089	665,217	1,162,647	2,814,365
Units redeemed	(117,137)	(95,346)	(2,131,114)	(2,835,809)	(376,182)	(279,946)	(3,006,140)	(4,666,271)

Ending units	335,241	109,158	2,005,492	2,492,775	833,849	638,942	5,997,704	7,841,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITSmCapVal2		GVITSmComp		GVITSmComp2		GVITTGroFoc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(478,342)	(309,164)	(2,795,321)	(2,903,170)	(692,603)	(379,208)	–	(4,298)
Realized gain (loss) on investments	953,417	468,956	10,785,427	7,091,009	119,432	1,044,427	–	46,325
Change in unrealized gain (loss) on investments	(3,760,659)	1,132,159	(11,597,826)	4,908,736	(1,598,665)	(499,782)	–	(2,061)
Reinvested capital gains	3,862,455	2,087,900	24,605,496	24,915,251	7,090,732	4,826,595	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	576,871	3,379,851	20,997,776	34,011,826	4,918,896	4,992,032	–	39,966

Equity transactions:
Purchase payments received from contract owners (note 3)	8,159,143	18,911,347	6,666,580	7,731,620	16,140,864	22,003,100	–	1
Transfers between funds	(3,779,362)	73,588	(1,868,361)	(3,102,310)	7,183,180	897,399	–	(1,193,977)
Redemptions (note 3)	(1,850,069)	(1,771,815)	(40,224,005)	(42,136,241)	(1,980,034)	(1,903,861)	–	(17,096)
Annuity benefits	(904)	–	(50,912)	(60,269)	–	–	–	–
Annual contract maintenance charges (note 2)	(4,784)	(1,995)	(97,684)	(104,125)	(4,388)	(1,257)	–	(212)
Contingent deferred sales charges (note 2)	(43,095)	(32,438)	(114,668)	(161,583)	(31,906)	(15,068)	–	(15)
Adjustments to maintain reserves	(1,215)	(670)	(3,365)	865	(1,893)	(900)	–	15

Net equity transactions	2,479,714	17,178,017	(35,692,415)	(37,832,043)	21,305,823	20,979,413	–	(1,211,284)

Net change in contract owners’ equity	3,056,585	20,557,868	(14,694,639)	(3,820,217)	26,224,719	25,971,445	–	(1,171,318)
Contract owners’ equity beginning of period	30,077,570	9,519,702	221,927,345	225,747,562	35,465,182	9,493,737	–	1,171,318

Contract owners’ equity end of period	$33,134,155	30,077,570	207,232,706	221,927,345	61,689,901	35,465,182	–	–

CHANGES IN UNITS:
Beginning units	1,569,325	573,102	7,419,392	8,866,029	2,079,601	652,337	–	366,483

Units purchased	976,893	1,547,430	782,644	1,224,383	1,957,050	2,844,893	–	–
Units redeemed	(834,248)	(551,207)	(1,952,768)	(2,671,020)	(754,622)	(1,417,629)	–	(366,483)

Ending units	1,711,970	1,569,325	6,249,268	7,419,392	3,282,029	2,079,601	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITTGroFoc3		GVITUSGro2		GVITUSGro3		GVITMltSec
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$–	(10,072)	(228,670)	(121,749)	(114,688)	(138,986)	1,246,190	1,309,878
Realized gain (loss) on investments	–	419,926	16,172	(38,927)	304,537	626,104	191,325	336,538
Change in unrealized gain (loss) on investments	–	(357,780)	(1,104,517)	753,967	(930,020)	(191,807)	(1,359,007)	207,116
Reinvested capital gains	–	–	2,858,981	299,997	1,572,012	480,681	294,042	–

Net increase (decrease) in contract owners’ equity resulting from operations	–	52,074	1,541,966	893,288	831,841	775,992	372,550	1,853,532

Equity transactions:
Purchase payments received from contract owners (note 3)	–	41,033	5,319,272	6,905,610	297,266	669,306	12,509,139	11,318,078
Transfers between funds	–	(2,526,991)	2,252,617	(398,025)	1,335,483	(2,603,801)	8,063,088	4,502,477
Redemptions (note 3)	–	(42,697)	(638,951)	(896,276)	(1,527,151)	(2,166,853)	(7,386,272)	(6,890,736)
Annuity benefits	–	–	–	–	(317)	–	(5,809)	(7,157)
Annual contract maintenance charges (note 2)	–	(296)	(1,467)	(636)	(2,991)	(3,394)	(9,236)	(7,892)
Contingent deferred sales charges (note 2)	–	(49)	(13,167)	(14,294)	(3,461)	(5,181)	(31,283)	(33,102)
Adjustments to maintain reserves	–	933	(1,095)	(58)	316	1,281	(1,347)	639

Net equity transactions	–	(2,528,067)	6,917,209	5,596,321	99,145	(4,108,642)	13,138,280	8,882,307

Net change in contract owners’ equity	–	(2,475,993)	8,459,175	6,489,609	930,986	(3,332,650)	13,510,830	10,735,839
Contract owners’ equity beginning of period	–	2,475,993	10,597,692	4,108,083	8,890,581	12,223,231	40,679,476	29,943,637

Contract owners’ equity end of period	$–	–	19,056,867	10,597,692	9,821,567	8,890,581	54,190,306	40,679,476

CHANGES IN UNITS:
Beginning units	–	222,768	643,867	275,354	652,165	994,663	3,294,635	2,474,699

Units purchased	–	61,201	608,915	631,217	267,442	337,099	2,333,284	2,047,262
Units redeemed	–	(283,969)	(198,808)	(262,704)	(268,224)	(679,597)	(1,196,106)	(1,227,326)

Ending units	–	–	1,053,974	643,867	651,383	652,165	4,431,813	3,294,635

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITVal2		GVITWLead3		JanBal		JanForty
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(72,035)	(30,751)	(9,850)	(1,278)	55,794	64,088	(526,406)	(507,453)
Realized gain (loss) on investments	715,628	245,962	106,201	(2,507)	121,705	456,644	3,406,748	1,732,623
Change in unrealized gain (loss) on investments	(750,276)	3,142,673	179,533	19,235	430,531	447,046	1,174,558	4,279,931
Reinvested capital gains	1,505,629	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,398,946	3,357,884	275,884	15,450	608,030	967,778	4,054,900	5,505,101

Equity transactions:
Purchase payments received from contract owners (note 3)	17,776,826	18,027,903	184,205	5,694	452,377	4,957,985	1,802,796	4,722,175
Transfers between funds	10,970,489	8,730,348	2,547,903	389,385	(861,360)	239,128	616,724	(2,324,899)
Redemptions (note 3)	(3,925,331)	(2,004,892)	(241,770)	(183,094)	(482,476)	(592,898)	(6,060,308)	(6,262,835)
Annuity benefits	(733)	–	–	–	–	–	(1,317)	(1,191)
Annual contract maintenance charges (note 2)	(4,728)	(1,118)	(309)	(3)	(1,281)	(859)	(20,795)	(22,435)
Contingent deferred sales charges (note 2)	(39,020)	(10,404)	(520)	–	(10,348)	(11,144)	(37,577)	(53,005)
Adjustments to maintain reserves	(2,293)	(78)	(24)	3	(662)	(514)	(681)	1,561

Net equity transactions	24,775,210	24,741,759	2,489,485	211,985	(903,750)	4,591,698	(3,701,158)	(3,940,629)

Net change in contract owners’ equity	26,174,156	28,099,643	2,765,369	227,435	(295,720)	5,559,476	353,742	1,564,472
Contract owners’ equity beginning of period	34,193,585	6,093,942	227,435	–	11,838,785	6,279,309	38,896,868	37,332,396

Contract owners’ equity end of period	$60,367,741	34,193,585	2,992,804	227,435	11,543,065	11,838,785	39,250,610	38,896,868

CHANGES IN UNITS:
Beginning units	2,181,509	447,441	19,645	–	965,605	546,262	5,056,803	5,884,690

Units purchased	2,437,010	2,043,386	293,837	39,102	101,912	1,787,109	1,297,272	1,751,516
Units redeemed	(845,949)	(309,318)	(93,902)	(19,457)	(178,060)	(1,367,766)	(1,867,936)	(2,579,403)

Ending units	3,772,570	2,181,509	219,580	19,645	889,457	965,605	4,486,139	5,056,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	JanGlTechS2		JanGlTech		JanIntGroS2		JanIntGro
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(67,651)	(83,296)	(73,974)	(102,074)	(11,133)	(38,472)	(43,018)	(81,465)
Realized gain (loss) on investments	386,181	749,691	(210,774)	(276,502)	1,312,563	506,744	577,650	1,648,299
Change in unrealized gain (loss) on investments	104,753	(754,627)	717,231	216,610	3,512,493	995,400	2,912,546	589,513
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	423,283	(88,232)	432,483	(161,966)	4,813,923	1,463,672	3,447,178	2,156,347

Equity transactions:
Purchase payments received from contract owners (note 3)	691,744	1,134,062	5,563	191	1,683,968	2,130,020	1,255	1,937,119
Transfers between funds	(1,189,235)	(398,334)	(979,767)	(982,219)	10,047,332	2,888,649	(1,339,668)	(3,480,721)
Redemptions (note 3)	(901,578)	(1,057,417)	(1,090,369)	(1,226,731)	(2,583,771)	(2,172,859)	(2,083,396)	(2,411,186)
Annuity benefits	–	–	(276)	–	(113)	(104)	(3,049)	(3,555)
Annual contract maintenance charges (note 2)	(3,749)	(4,379)	(4,596)	(6,111)	(7,002)	(5,682)	(7,375)	(8,217)
Contingent deferred sales charges (note 2)	(12,840)	(12,049)	(6,465)	(8,489)	(18,799)	(18,654)	(12,778)	(15,819)
Adjustments to maintain reserves	(192)	3,857	345	178	(307)	1,719	160	343

Net equity transactions	(1,415,850)	(334,260)	(2,075,565)	(2,223,181)	9,121,308	2,823,089	(3,444,851)	(3,982,036)

Net change in contract owners’ equity	(992,567)	(422,492)	(1,643,082)	(2,385,147)	13,935,231	4,286,761	2,327	(1,825,689)
Contract owners’ equity beginning of period	6,234,982	6,657,474	6,737,842	9,122,989	11,888,678	7,601,917	14,032,422	15,858,111

Contract owners’ equity end of period	$5,242,415	6,234,982	5,094,760	6,737,842	25,823,909	11,888,678	14,034,749	14,032,422

CHANGES IN UNITS:
Beginning units	608,518	646,612	1,940,791	2,607,410	995,810	739,921	1,822,897	2,390,414

Units purchased	140,302	361,045	–	75	1,202,870	768,655	109	1,166,759
Units redeemed	(283,246)	(399,139)	(609,361)	(666,694)	(531,931)	(512,766)	(443,732)	(1,734,276)

Ending units	465,574	608,518	1,331,430	1,940,791	1,666,749	995,810	1,379,274	1,822,897

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	JanRMgCore		JPMSTMidCap		MFSInvGrStS		MFSValS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(4,541)	4,098	(287,370)	(24,553)	(331,679)	(179,391)	(213,467)	(101,116)
Realized gain (loss) on investments	23,950	58,105	905,442	11,134	99,913	26,476	842,183	114,973
Change in unrealized gain (loss) on investments	(241,261)	43,945	872,512	627,753	1,042,120	1,319,766	(51,873)	1,098,129
Reinvested capital gains	441,302	117,354	306,583	–	–	–	539,475	115,966

Net increase (decrease) in contract owners’ equity resulting from operations	219,450	223,502	1,797,167	614,334	810,354	1,166,851	1,116,318	1,227,952

Equity transactions:
Purchase payments received from contract owners (note 3)	90,055	1,123,545	1,842,920	197,482	7,263,404	10,708,000	10,359,466	8,167,558
Transfers between funds	572,484	296,852	19,917,909	9,002,923	656,486	1,127,828	3,788,380	(737)
Redemptions (note 3)	(152,928)	(158,805)	(4,535,042)	(276,854)	(856,335)	(557,936)	(1,395,721)	(750,163)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(348)	(153)	(9,157)	(601)	(1,453)	(472)	(1,066)	(403)
Contingent deferred sales charges (note 2)	(3,636)	(5,422)	(14,610)	(1,239)	(15,280)	(5,319)	(32,869)	(8,039)
Adjustments to maintain reserves	(148)	(99)	140	78	(1,579)	(308)	(1,272)	112

Net equity transactions	505,479	1,255,918	17,202,160	8,921,789	7,045,243	11,271,793	12,716,918	7,408,328

Net change in contract owners’ equity	724,929	1,479,420	18,999,327	9,536,123	7,855,597	12,438,644	13,833,236	8,636,280
Contract owners’ equity beginning of period	1,972,978	493,558	9,536,123	–	17,804,034	5,365,390	12,731,984	4,095,704

Contract owners’ equity end of period	$2,697,907	1,972,978	28,535,450	9,536,123	25,659,631	17,804,034	26,565,220	12,731,984

CHANGES IN UNITS:
Beginning units	141,265	40,586	837,806	–	1,330,865	430,072	871,754	318,844

Units purchased	57,192	150,867	2,818,398	992,253	755,718	1,001,837	1,439,621	766,120
Units redeemed	(20,905)	(50,188)	(1,329,964)	(154,447)	(219,671)	(101,044)	(579,132)	(213,210)

Ending units	177,552	141,265	2,326,240	837,806	1,866,912	1,330,865	1,732,243	871,754

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	MTBAggGr2		MTBConGr2		MTBLgCapGr2		MTBLgCapV2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$186	–	380	–	(8,062)	(393)	(4,457)	759
Realized gain (loss) on investments	(581)	–	6	–	(1,247)	(114)	906	43
Change in unrealized gain (loss) on investments	1,585	–	(52)	–	1,220	25,527	31,924	31,955
Reinvested capital gains	–	–	–	–	21,505	–	60,470	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,190	–	334	–	13,416	25,020	88,843	32,757

Equity transactions:
Purchase payments received from contract owners (note 3)	84,596	–	29,229	–	320,810	581,155	382,467	517,449
Transfers between funds	35,442	–	8,140	–	674	7,209	(598)	30,475
Redemptions (note 3)	(670)	–	(341)	–	(16,951)	(1,734)	(11,304)	(1,164)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	(159)	–	(131)	–
Contingent deferred sales charges (note 2)	–	–	–	–	(975)	–	(209)	–
Adjustments to maintain reserves	1	–	(8)	–	273	(7)	(11)	(7)

Net equity transactions	119,369	–	37,020	–	303,672	586,623	370,214	546,753

Net change in contract owners’ equity	120,559	–	37,354	–	317,088	611,643	459,057	579,510
Contract owners’ equity beginning of period	–	–	–	–	611,643	–	579,510	–

Contract owners’ equity end of period	$120,559	–	37,354	–	928,731	611,643	1,038,567	579,510

CHANGES IN UNITS:
Beginning units	–	–	–	–	58,138	–	50,546	–

Units purchased	11,316	–	3,686	–	32,213	58,314	34,520	50,723
Units redeemed	(62)	–	(34)	–	(3,032)	(176)	(2,136)	(177)

Ending units	11,254	–	3,652	–	87,319	58,138	82,930	50,546

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	MTBModGr2		NBAMTFasc		NBAMTGro		NBAMTGuard
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$11,992	17,647	(74,629)	(38,557)	(2,063,131)	(2,167,272)	(268,922)	(296,746)
Realized gain (loss) on investments	(16,373)	(81)	47,594	96,114	(1,115,304)	(6,850,107)	2,370,518	(14,650)
Change in unrealized gain (loss) on investments	(283,276)	174,078	108,893	214,744	20,393,604	31,630,093	(739,926)	3,494,001
Reinvested capital gains	496,030	–	24,817	9,409	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	208,373	191,644	106,675	281,710	17,215,169	22,612,714	1,361,670	3,182,605

Equity transactions:
Purchase payments received from contract owners (note 3)	3,107,719	4,279,108	1,860,557	2,865,579	4,208,960	5,917,882	934,879	1,211,969
Transfers between funds	85,728	153	(115,683)	(471,116)	(6,342,369)	(6,701,685)	(1,605,444)	917,936
Redemptions (note 3)	(339,490)	(127,272)	(235,068)	(247,232)	(26,922,854)	(26,865,615)	(5,510,725)	(5,188,246)
Annuity benefits	–	–	–	–	(31,972)	(41,619)	(984)	(962)
Annual contract maintenance charges (note 2)	(1,296)	–	(362)	(128)	(104,683)	(116,829)	(11,748)	(12,272)
Contingent deferred sales charges (note 2)	(10,934)	(1,445)	(3,794)	(1,143)	(95,190)	(127,208)	(19,047)	(26,973)
Adjustments to maintain reserves	321	95	(415)	(37)	4,324	13,977	(113)	1,305

Net equity transactions	2,842,048	4,150,639	1,505,235	2,145,923	(29,283,784)	(27,921,097)	(6,213,182)	(3,097,243)

Net change in contract owners’ equity	3,050,421	4,342,283	1,611,910	2,427,633	(12,068,615)	(5,308,383)	(4,851,512)	85,362
Contract owners’ equity beginning of period	4,342,283	–	3,819,533	1,391,900	167,487,410	172,795,793	25,765,164	25,679,802

Contract owners’ equity end of period	$7,392,704	4,342,283	5,431,443	3,819,533	155,418,795	167,487,410	20,913,652	25,765,164

CHANGES IN UNITS:
Beginning units	396,790	–	257,470	102,949	5,418,656	6,552,886	2,342,770	2,668,163

Units purchased	337,664	437,492	154,642	232,641	400,081	665,589	434,701	569,912
Units redeemed	(75,345)	(40,702)	(50,616)	(78,120)	(1,410,964)	(1,799,819)	(999,724)	(895,305)

Ending units	659,109	396,790	361,496	257,470	4,407,773	5,418,656	1,777,747	2,342,770

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBAMTInt		NBAMTLMat		NBAMTMCGrS		NBAMTPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(11,822)	–	1,655,697	2,894,058	(124,071)	(104,520)	(836,393)	(2,755,638)
Realized gain (loss) on investments	757	–	(245,933)	(220,455)	534,603	162,771	5,518,247	1,497,156
Change in unrealized gain (loss) on investments	285,005	–	(1,394,290)	(3,439,057)	482,690	877,844	27,897,515	33,365,174
Reinvested capital gains	39,739	–	–	–	–	–	47,846	–

Net increase (decrease) in contract owners’ equity resulting from operations	313,679	–	15,474	(765,454)	893,222	936,095	32,627,215	32,106,692

Equity transactions:
Purchase payments received from contract owners (note 3)	2,688,893	–	17,959,329	25,383,067	180,974	2,951,731	6,120,068	5,718,951
Transfers between funds	6,515,722	–	(4,563,103)	2,355,243	(239,839)	(898,750)	21,493,047	(3,843,111)
Redemptions (note 3)	(39,089)	–	(22,193,556)	(30,537,490)	(644,838)	(532,393)	(42,163,310)	(39,471,589)
Annuity benefits	–	–	(11,700)	(31,819)	–	–	(61,536)	(62,516)
Annual contract maintenance charges (note 2)	(23)	–	(32,581)	(38,166)	(1,145)	(691)	(97,829)	(99,223)
Contingent deferred sales charges (note 2)	(273)	–	(63,677)	(65,664)	(18,381)	(4,253)	(103,475)	(147,556)
Adjustments to maintain reserves	(100)	–	1,254	1,911	(385)	(120)	(11,232)	16,413

Net equity transactions	9,165,130	–	(8,904,034)	(2,932,918)	(723,614)	1,515,524	(14,824,267)	(37,888,631)

Net change in contract owners’ equity	9,478,809	–	(8,888,560)	(3,698,372)	169,608	2,451,619	17,802,948	(5,781,939)
Contract owners’ equity beginning of period	–	–	125,724,879	129,423,251	7,797,293	5,345,674	207,515,270	213,297,209

Contract owners’ equity end of period	$9,478,809	–	116,836,319	125,724,879	7,966,901	7,797,293	225,318,218	207,515,270

CHANGES IN UNITS:
Beginning units	–	–	8,511,968	7,936,054	543,076	425,358	7,656,207	9,238,599

Units purchased	843,911	–	2,937,791	4,256,963	126,588	315,515	1,607,568	842,136
Units redeemed	(27,300)	–	(2,978,351)	(3,681,049)	(172,245)	(197,797)	(2,129,074)	(2,424,528)

Ending units	816,611	–	8,471,408	8,511,968	497,419	543,076	7,134,701	7,656,207

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBAMTRegS		NBAMSocRes		OppAggGro		OppBal
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(15,112)	–	(277,427)	(73,656)	(345,309)	(317,664)	757,006	(509,788)
Realized gain (loss) on investments	4,891	–	393,090	51,246	1,976,026	891,823	1,571,881	(1,711,119)
Change in unrealized gain (loss) on investments	128,294	–	1,002,264	834,734	782,075	3,354,420	(4,454,590)	16,380,895
Reinvested capital gains	–	–	52,372	–	–	–	6,068,433	–

Net increase (decrease) in contract owners’ equity resulting from operations	118,073	–	1,170,299	812,324	2,412,792	3,928,579	3,942,730	14,159,988

Equity transactions:
Purchase payments received from contract owners (note 3)	1,766,189	–	9,720,405	6,193,046	1,997,607	2,364,479	4,960,047	5,834,156
Transfers between funds	2,131,504	–	11,466,212	3,909,418	2,409,538	3,400,774	1,250,086	3,174,941
Redemptions (note 3)	(23,961)	–	(806,716)	(426,151)	(5,782,714)	(4,123,798)	(30,264,215)	(32,169,603)
Annuity benefits	–	–	–	–	–	(32)	(28,479)	(45,562)
Annual contract maintenance charges (note 2)	(25)	–	(2,456)	(247)	(19,828)	(19,889)	(77,477)	(84,681)
Contingent deferred sales charges (note 2)	(913)	–	(12,009)	(615)	(40,755)	(41,695)	(63,850)	(100,540)
Adjustments to maintain reserves	(106)	–	(1,436)	(1,472)	172	438	(1,825)	11,964

Net equity transactions	3,872,688	–	20,364,000	9,673,979	(1,435,980)	1,580,277	(24,225,713)	(23,379,325)

Net change in contract owners’ equity	3,990,761	–	21,534,299	10,486,303	976,812	5,508,856	(20,282,983)	(9,219,337)
Contract owners’ equity beginning of period	–	–	11,561,669	1,075,366	28,008,620	22,499,764	175,502,871	184,722,208

Contract owners’ equity end of period	$3,990,761	–	33,095,968	11,561,669	28,985,432	28,008,620	155,219,888	175,502,871

CHANGES IN UNITS:
Beginning units	–	–	851,027	87,804	5,103,889	4,845,750	6,601,220	7,605,940

Units purchased	368,224	–	1,989,434	857,655	2,237,981	3,116,847	469,127	685,181
Units redeemed	(22,292)	–	(522,330)	(94,432)	(2,576,487)	(2,858,708)	(1,422,572)	(1,689,901)

Ending units	345,932	–	2,318,131	851,027	4,765,383	5,103,889	5,647,775	6,601,220

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppBdFd		OppCapAp		OppCapApS		OppGlSec3
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,128,568	6,438,789	(452,581)	(1,574,430)	(479,669)	(409,037)	(302,622)	(143,939)
Realized gain (loss) on investments	(418,700)	1,932,904	11,795,293	4,566,001	697,608	599,201	2,014,628	483,845
Change in unrealized gain (loss) on investments	(3,868,180)	(1,313,873)	(7,528,707)	4,586,750	1,912,673	1,965,925	9,820,004	10,633,377
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,841,688	7,057,820	3,814,005	7,578,321	2,130,612	2,156,089	11,532,010	10,973,283

Equity transactions:
Purchase payments received from contract owners (note 3)	4,789,070	5,909,872	6,458,722	8,369,108	16,888,633	34,759,136	13,706,619	14,604,584
Transfers between funds	(2,811,009)	(10,658,369)	(14,127,381)	3,755,558	630,576	(5,000,178)	11,503,678	22,500,322
Redemptions (note 3)	(33,511,357)	(40,159,699)	(26,315,862)	(27,602,937)	(3,314,566)	(1,444,373)	(16,696,300)	(11,393,647)
Annuity benefits	(45,049)	(48,851)	(32,722)	(28,419)	–	–	(7,118)	(229)
Annual contract maintenance charges (note 2)	(66,040)	(80,920)	(79,349)	(91,494)	(6,733)	(2,450)	(36,339)	(24,370)
Contingent deferred sales charges (note 2)	(77,101)	(133,134)	(125,939)	(166,225)	(73,763)	(29,410)	(78,583)	(55,925)
Adjustments to maintain reserves	(22,007)	6,326	2,543	2,913	(2,779)	(486)	3,646	(12,192)

Net equity transactions	(31,743,493)	(45,164,775)	(34,219,988)	(15,761,496)	14,121,368	28,282,239	8,395,603	25,618,543

Net change in contract owners’ equity	(29,901,805)	(38,106,955)	(30,405,983)	(8,183,175)	16,251,980	30,438,328	19,927,613	36,591,826
Contract owners’ equity beginning of period	165,317,010	203,423,965	152,179,403	160,362,578	44,803,436	14,365,108	80,365,566	43,773,740

Contract owners’ equity end of period	$135,415,205	165,317,010	121,773,420	152,179,403	61,055,416	44,803,436	100,293,179	80,365,566

CHANGES IN UNITS:
Beginning units	8,037,160	10,449,202	10,200,109	11,344,613	3,161,586	1,061,170	4,802,654	3,077,238

Units purchased	514,781	1,032,809	1,757,681	3,725,781	2,015,916	2,996,793	2,038,186	3,077,914
Units redeemed	(2,118,764)	(3,444,851)	(4,091,857)	(4,870,285)	(1,004,394)	(896,377)	(1,532,091)	(1,352,498)

Ending units	6,433,177	8,037,160	7,865,933	10,200,109	4,173,108	3,161,586	5,308,749	4,802,654

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppGlSec4		OppGlSec		OppGlSecS		OppHighIncS
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(409,727)	(154,470)	(809,964)	(60,400)	(121,505)	(64,820)	1,631,723	767,787
Realized gain (loss) on investments	522,952	41,347	28,460,950	11,141,901	599,114	1,444,443	(782,015)	(282,762)
Change in unrealized gain (loss) on investments	7,460,487	3,855,272	9,143,589	44,895,759	1,966,157	1,590,523	(601,406)	1,095,881
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	7,573,712	3,742,149	36,794,575	55,977,260	2,443,766	2,970,146	248,302	1,580,906

Equity transactions:
Purchase payments received from contract owners (note 3)	26,099,813	19,857,572	5,487	6,250	441	16,113,107	10,262,631	16,962,729
Transfers between funds	13,585,381	5,798,836	(12,940,443)	(18,132,145)	(2,521,853)	(11,269,260)	(1,887,208)	3,823,877
Redemptions (note 3)	(2,619,209)	(507,621)	(63,462,987)	(68,708,863)	(907,799)	(1,896,489)	(2,768,049)	(2,848,981)
Annuity benefits	–	–	(75,205)	(101,883)	–	–	–	–
Annual contract maintenance charges (note 2)	(4,509)	(389)	(135,881)	(155,702)	(2,631)	(1,757)	(2,613)	(1,057)
Contingent deferred sales charges (note 2)	(43,490)	(7,616)	(149,846)	(218,194)	(16,560)	(22,094)	(42,767)	(10,193)
Adjustments to maintain reserves	(1,636)	(2,985)	(7,603)	14,877	(561)	(2,251)	(1,805)	41

Net equity transactions	37,016,350	25,137,797	(76,766,478)	(87,295,660)	(3,448,963)	2,921,256	5,560,189	17,926,416

Net change in contract owners’ equity	44,590,062	28,879,946	(39,971,903)	(31,318,400)	(1,005,197)	5,891,402	5,808,491	19,507,322
Contract owners’ equity beginning of period	28,879,946	–	356,154,630	387,473,030	23,100,094	17,208,692	33,693,872	14,186,550

Contract owners’ equity end of period	$73,470,008	28,879,946	316,182,727	356,154,630	22,094,897	23,100,094	39,502,363	33,693,872

CHANGES IN UNITS:
Beginning units	2,505,064	–	11,400,256	14,615,943	1,316,404	1,143,121	2,601,130	1,175,216

Units purchased	4,081,037	2,851,852	–	–	19	1,459,893	3,887,970	4,034,726
Units redeemed	(911,949)	(346,788)	(2,443,498)	(3,215,687)	(198,279)	(1,286,610)	(3,450,947)	(2,608,812)

Ending units	5,674,152	2,505,064	8,956,758	11,400,256	1,118,144	1,316,404	3,038,153	2,601,130

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppMSt		OppMStS		OppMStSCapS		PioSmCapV
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$23,206	(164,811)	(212,761)	(239,576)	(241,714)	(126,485)	(3,795)	(2,659)
Realized gain (loss) on investments	1,814,860	1,153,005	167,095	146,892	162,767	291,488	15,698	(5,454)
Change in unrealized gain (loss) on investments	(564,315)	1,451,855	1,877,496	2,150,519	1,149,880	1,492,985	97,910	53,931
Reinvested capital gains	–	–	–	–	360,742	–	575	7,577

Net increase (decrease) in contract owners’ equity resulting from operations	1,273,751	2,440,049	1,831,830	2,057,835	1,431,675	1,657,988	110,388	53,395

Equity transactions:
Purchase payments received from contract owners (note 3)	2,150,268	3,045,897	14,522,054	21,306,018	6,234,311	7,800,916	102,228	85,454
Transfers between funds	(1,040,113)	2,239,269	8,234,673	835,485	1,298,105	668,864	534,863	348,040
Redemptions (note 3)	(6,202,146)	(7,469,326)	(1,976,344)	(1,234,754)	(758,174)	(1,292,359)	(28,729)	–
Annuity benefits	(4,940)	(2,963)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(17,515)	(17,860)	(4,441)	(1,620)	(2,085)	(719)	(64)	(8)
Contingent deferred sales charges (note 2)	(35,693)	(39,707)	(49,302)	(17,422)	(12,942)	(8,210)	–	–
Adjustments to maintain reserves	442	348	(2,462)	(1,075)	(670)	(1,454)	(68)	2,697

Net equity transactions	(5,149,697)	(2,244,342)	20,724,178	20,886,632	6,758,545	7,167,038	608,230	436,183

Net change in contract owners’ equity	(3,875,946)	195,707	22,556,008	22,944,467	8,190,220	8,825,026	718,618	489,578
Contract owners’ equity beginning of period	33,008,544	32,812,837	33,173,754	10,229,287	12,914,027	4,089,001	519,026	29,448

Contract owners’ equity end of period	$29,132,598	33,008,544	55,729,762	33,173,754	21,104,247	12,914,027	1,237,644	519,026

CHANGES IN UNITS:
Beginning units	3,830,214	4,118,904	2,371,195	783,827	731,026	272,097	38,238	2,627

Units purchased	567,018	1,190,623	1,854,727	1,945,056	536,160	636,625	55,835	60,335
Units redeemed	(1,165,840)	(1,479,313)	(394,627)	(357,688)	(161,290)	(177,696)	(13,949)	(24,724)

Ending units	3,231,392	3,830,214	3,831,295	2,371,195	1,105,896	731,026	80,124	38,238

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	PVTGroInc		PVTIntEq		PVTVoyII		StIntStk2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(7,549)	(21,390)	1,281	13,140	(32,709)	(29,429)	–	–
Realized gain (loss) on investments	141,833	30,200	58,829	99,087	56,471	19,119	–	–
Change in unrealized gain (loss) on investments	213,822	450,774	84,494	130,977	135,681	126,894	–	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	348,106	459,584	144,604	243,204	159,443	116,584	–	–

Equity transactions:
Purchase payments received from contract owners (note 3)	2,194,635	4,079,661	–	1,259,366	641,460	2,030,567	–	–
Transfers between funds	332,482	693,391	(368,821)	(1,439,518)	(217,446)	(77,292)	–	(2)
Redemptions (note 3)	(525,240)	(239,858)	(122,206)	(550,067)	(266,841)	(100,338)	–	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,114)	(324)	(175)	(85)	(467)	(190)	–	–
Contingent deferred sales charges (note 2)	(13,324)	(5,459)	(3,962)	(197)	(3,673)	(4,157)	–	–
Adjustments to maintain reserves	(535)	(177)	(161)	(77)	(459)	(52)	–	–

Net equity transactions	1,986,904	4,527,234	(495,325)	(730,578)	152,574	1,848,538	–	(2)

Net change in contract owners’ equity	2,335,010	4,986,818	(350,721)	(487,374)	312,017	1,965,122	–	(2)
Contract owners’ equity beginning of period	6,602,053	1,615,235	1,836,698	2,324,072	3,144,631	1,179,509	–	2

Contract owners’ equity end of period	$8,937,063	6,602,053	1,485,977	1,836,698	3,456,648	3,144,631	–	–

CHANGES IN UNITS:
Beginning units	491,760	131,535	126,817	186,001	261,001	101,667	–	2

Units purchased	244,705	432,042	–	598,271	92,357	207,718	–	–
Units redeemed	(92,454)	(71,817)	(33,911)	(657,455)	(77,122)	(48,384)	–	(2)

Ending units	644,011	491,760	92,906	126,817	276,236	261,001	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	TRoeBlChip2		TRowEqInc2		TRowLtdTBd2		VEWrldBdR1
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(25,952)	–	22,910	–	18,954	–	320,862	(29,371)
Realized gain (loss) on investments	12,982	–	1,577	–	(1,629)	–	31,427	32,847
Change in unrealized gain (loss) on investments	228,429	–	(313,305)	–	(10,973)	–	(647,553)	416,050
Reinvested capital gains	–	–	510,443	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	215,459	–	221,625	–	6,352	–	(295,264)	419,526

Equity transactions:
Purchase payments received from contract owners (note 3)	4,691,958	–	9,225,205	–	3,547,765	–	831,072	581,102
Transfers between funds	1,889,664	–	4,319,107	–	(510,548)	–	2,517,663	5,047,582
Redemptions (note 3)	(120,726)	–	(193,713)	–	(62,732)	–	(1,585,830)	(510,485)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(12)	–	(69)	–	–	–	(1,707)	(582)
Contingent deferred sales charges (note 2)	(19)	–	(3,366)	–	(3,356)	–	(3,469)	(1,182)
Adjustments to maintain reserves	(202)	–	(305)	–	(303)	–	(103)	59

Net equity transactions	6,460,663	–	13,346,859	–	2,970,826	–	1,757,626	5,116,494

Net change in contract owners’ equity	6,676,122	–	13,568,484	–	2,977,178	–	1,462,362	5,536,020
Contract owners’ equity beginning of period	–	–	–	–	–	–	5,536,020	–

Contract owners’ equity end of period	$6,676,122	–	13,568,484	–	2,977,178	–	6,998,382	5,536,020

CHANGES IN UNITS:
Beginning units	–	–	–	–	–	–	494,491	–

Units purchased	642,389	–	1,368,433	–	425,058	–	419,148	592,904
Units redeemed	(45,843)	–	(79,638)	–	(127,785)	–	(259,731)	(98,413)

Ending units	596,546	–	1,288,795	–	297,273	–	653,908	494,491

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VEWrldBd		VEWrldEMktR1		VEWrldEMkt		VEWrldHAsR1
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,984,463	3,617,150	(76,208)	(25,826)	(175,050)	(280,593)	(197,893)	(46,335)
Realized gain (loss) on investments	363,585	1,381,620	1,018,667	27,898	4,113,344	8,001,289	1,464,932	194,860
Change in unrealized gain (loss) on investments	(3,779,609)	(2,593,789)	1,904,001	947,682	6,093,153	80,757	5,623,795	1,050,968
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	(1,431,561)	2,404,981	2,846,460	949,754	10,031,447	7,801,453	6,890,834	1,199,493

Equity transactions:
Purchase payments received from contract owners (note 3)	2,166	538,554	1,259,829	818,814	24,936	716,065	1,531,360	790,463
Transfers between funds	(1,877,467)	(9,565,011)	5,767,907	5,344,584	(2,959,728)	(11,536,686)	14,497,498	8,434,940
Redemptions (note 3)	(5,487,243)	(9,026,437)	(1,915,875)	(635,907)	(7,279,534)	(8,314,395)	(3,238,875)	(1,117,852)
Annuity benefits	(15,028)	(20,825)	(1,222)	–	(7,965)	(19,618)	(1,295)	–
Annual contract maintenance charges (note 2)	(16,194)	(22,421)	(4,010)	(687)	(19,920)	(23,603)	(5,637)	(980)
Contingent deferred sales charges (note 2)	(14,200)	(27,724)	(4,809)	(2,269)	(21,853)	(32,745)	(7,128)	(1,385)
Adjustments to maintain reserves	(11,711)	7,036	97	72	702	3,950	332	110

Net equity transactions	(7,419,677)	(18,116,828)	5,101,917	5,524,607	(10,263,362)	(19,207,032)	12,776,255	8,105,296

Net change in contract owners’ equity	(8,851,238)	(15,711,847)	7,948,377	6,474,361	(231,915)	(11,405,579)	19,667,089	9,304,789
Contract owners’ equity beginning of period	35,861,113	51,572,960	6,474,361	–	39,659,355	51,064,934	9,304,789	–

Contract owners’ equity end of period	$27,009,875	35,861,113	14,422,738	6,474,361	39,427,440	39,659,355	28,971,878	9,304,789

CHANGES IN UNITS:
Beginning units	1,831,299	2,862,991	513,201	–	3,491,296	5,585,517	746,021	–

Units purchased	–	187,063	918,165	779,539	–	1,723,310	1,653,937	1,048,889
Units redeemed	(390,840)	(1,218,755)	(553,547)	(266,338)	(828,194)	(3,817,531)	(847,973)	(302,868)

Ending units	1,440,459	1,831,299	877,819	513,201	2,663,102	3,491,296	1,551,985	746,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VEWrldHAs		VKCorPlus2		VKEmMkt		VKEmMkt2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(434,388)	(393,123)	206,177	97,354	873,890	1,097,860	169,669	214,705
Realized gain (loss) on investments	5,151,095	7,017,897	3,563	7,343	211,783	1,361,737	(15,386)	(19,347)
Change in unrealized gain (loss) on investments	13,522,689	1,481,464	2,763	15,716	58,642	(1,960,295)	70,779	(140,782)
Reinvested capital gains	–	–	85,092	10,305	224,689	637,064	45,227	126,283

Net increase (decrease) in contract owners’ equity resulting from operations	18,239,396	8,106,238	297,595	130,718	1,369,004	1,136,366	270,289	180,859

Equity transactions:
Purchase payments received from contract owners (note 3)	7,378	747,929	7,031,021	7,063,132	–	521,061	–	2,061,334
Transfers between funds	(3,301,557)	(9,512,161)	5,758,142	(40,367)	(1,342,236)	(5,633,344)	(866,086)	(1,405,923)
Redemptions (note 3)	(7,102,853)	(7,923,246)	(647,607)	(393,771)	(2,947,737)	(5,023,261)	(162,837)	(219,116)
Annuity benefits	(6,897)	(5,231)	–	–	(9,826)	(7,178)	–	–
Annual contract maintenance charges (note 2)	(21,674)	(24,060)	(700)	(173)	(7,531)	(10,799)	(437)	(346)
Contingent deferred sales charges (note 2)	(11,498)	(26,104)	(8,692)	(2,964)	(11,048)	(19,633)	(4,405)	(5,622)
Adjustments to maintain reserves	3,160	3,041	(975)	(200)	2,118	(201)	(109)	(750)

Net equity transactions	(10,433,941)	(16,739,832)	12,131,189	6,625,657	(4,316,260)	(10,173,355)	(1,033,874)	429,577

Net change in contract owners’ equity	7,805,455	(8,633,594)	12,428,784	6,756,375	(2,947,256)	(9,036,989)	(763,585)	610,436
Contract owners’ equity beginning of period	42,232,737	50,866,331	8,251,586	1,495,211	15,482,238	24,519,227	3,341,560	2,731,124

Contract owners’ equity end of period	$50,038,192	42,232,737	20,680,370	8,251,586	12,534,982	15,482,238	2,577,975	3,341,560

CHANGES IN UNITS:
Beginning units	2,157,026	3,205,129	797,097	147,979	992,232	1,706,650	246,266	217,082

Units purchased	–	642,491	1,335,234	777,349	–	453,197	813	390,525
Units redeemed	(457,968)	(1,690,594)	(173,305)	(128,231)	(266,740)	(1,167,615)	(76,064)	(361,341)

Ending units	1,699,058	2,157,026	1,959,026	797,097	725,492	992,232	171,015	246,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VKUSRealEst		VKUSRealEst2		VicDivrStk		WFDisc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(224,950)	347,108	(213,936)	725	(9,056)	28	(961,411)	(1,041,720)
Realized gain (loss) on investments	18,249,203	8,126,669	1,910,125	380,980	3,561	706	1,565,298	596,644
Change in unrealized gain (loss) on investments	2,788,992	36,356,899	5,239,548	7,721,914	57,946	22,689	(3,114,203)	10,468,572
Reinvested capital gains	4,922,427	2,893,723	1,532,785	436,261	–	–	6,905,488	–

Net increase (decrease) in contract owners’ equity resulting from operations	25,735,672	47,724,399	8,468,522	8,539,880	52,451	23,423	4,395,172	10,023,496

Equity transactions:
Purchase payments received from contract owners (note 3)	6,437,876	6,638,450	22,439,002	23,686,202	294,765	466,409	1,199,076	2,108,006
Transfers between funds	(589,719)	13,909,835	(3,177,939)	3,401,852	61,584	–	(2,420,398)	(343,977)
Redemptions (note 3)	(35,486,597)	(31,618,479)	(3,636,463)	(1,592,226)	(48,144)	(8,890)	(12,056,562)	(13,522,035)
Annuity benefits	(30,115)	(27,204)	(845)	–	–	–	(14,389)	(16,489)
Annual contract maintenance charges (note 2)	(75,127)	(64,975)	(6,826)	(2,011)	(151)	–	(39,572)	(45,179)
Contingent deferred sales charges (note 2)	(107,279)	(109,146)	(88,753)	(49,114)	(3,444)	–	(29,605)	(38,222)
Adjustments to maintain reserves	72,132	37,538	(1,159)	(1,591)	(13)	29	6,689	(80,533)

Net equity transactions	(29,778,829)	(11,233,981)	15,527,017	25,443,112	304,597	457,548	(13,354,761)	(11,938,429)

Net change in contract owners’ equity	(4,043,157)	36,490,418	23,995,539	33,982,992	357,048	480,971	(8,959,589)	(1,914,933)
Contract owners’ equity beginning of period	187,725,450	151,235,032	44,807,033	10,824,041	502,687	21,716	79,713,642	81,628,575

Contract owners’ equity end of period	$183,682,293	187,725,450	68,802,572	44,807,033	859,735	502,687	70,754,053	79,713,642

CHANGES IN UNITS:
Beginning units	5,160,818	5,597,622	2,479,086	801,715	40,476	1,741	3,008,430	3,528,905

Units purchased	1,104,200	2,080,364	1,900,386	2,307,920	28,988	39,515	172,979	400,611
Units redeemed	(1,896,522)	(2,517,168)	(1,069,278)	(630,549)	(4,612)	(780)	(695,070)	(921,086)

Ending units	4,368,496	5,160,818	3,310,194	2,479,086	64,852	40,476	2,486,339	3,008,430

(Continued)

NATIONWIDE VARIABLE ACCOUNT–II
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WFTrustOp		WFLrgCoGro		WFMnMrkt		WFTotRetBd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(5,234,477)	(5,786,724)	(1,469)	–	723	–	37	–
Realized gain (loss) on investments	(9,259,002)	(12,530,650)	(85)	–	–	–	–	–
Change in unrealized gain (loss) on investments	37,584,286	84,420,281	10,014	(6)	–	–	130	–
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	23,090,807	66,102,907	8,460	(6)	723	–	167	–

Equity transactions:
Purchase payments received from contract owners (note 3)	9,940,417	12,931,503	73,423	23,124	10,328,758	–	–	–
Transfers between funds	(21,710,516)	(15,935,945)	33,583	–	(8,472,986)	–	21,250	–
Redemptions (note 3)	(71,270,473)	(72,569,039)	(714)	–	(1,845,926)	–	–	–
Annuity benefits	(78,638)	(66,723)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(196,177)	(222,642)	(4)	–	–	–	–	–
Contingent deferred sales charges (note 2)	(213,228)	(282,487)	–	–	–	–	–	–
Adjustments to maintain reserves	3,613	86,544	(2)	(1)	129	–	2	–

Net equity transactions	(83,525,002)	(76,058,789)	106,286	23,123	9,975	–	21,252	–

Net change in contract owners’ equity	(60,434,195)	(9,955,882)	114,746	23,117	10,698	–	21,419	–
Contract owners’ equity beginning of period	434,154,524	444,110,406	23,117	–	–	–	–	–

Contract owners’ equity end of period	$373,720,329	434,154,524	137,863	23,117	10,698	–	21,419	–

CHANGES IN UNITS:
Beginning units	10,844,850	13,018,344	2,297	–	–	–	–	–

Units purchased	328,146	922,502	11,009	2,297	1,081,962	–	2,116	–
Units redeemed	(2,462,603)	(3,095,996)	(72)	–	(1,080,904)	–	–	–

Ending units	8,710,393	10,844,850	13,234	2,297	1,058	–	2,116	–

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-II

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

Portfolios of the AIM Variable Insurance Funds, Inc. (AIM VIF);
    AIM VIF – Basic Value Fund – Series II Shares (AIMBValue2)
    AIM VIF – Capital Appreciation Fund – Series II Shares (AIMCapAp2)
    AIM VIF – Capital Development Fund – Series II Shares (AIMCapDev2)
Alger American Balanced Portfolio – Class S (AlgerBal)
Alger American MidCap Growth Portfolio – Class S (AlgMidCapGr)
Portfolios of the AllianceBernstein Variable Products Series Fund, Inc. (Alliance VPSF);
    Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B (AlGrIncB)
    Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B (AlSmMdCpB)
        (formerly Alliance VPSF – AllianceBernstein Small Cap Value Portfolio – Class B)
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
    American Century VP – Balanced Fund – Class I (ACVPBal)
    American Century VP – Capital Appreciation Fund – Class I (ACVPCapAp)
    American Century VP – Income & Growth Fund – Class I (ACVPIncGr)
    American Century VP – Income & Growth Fund – Class II (ACVPIncGr2)
    American Century VP – Inflation Protection Fund – Class II (ACVPInflPro2)
    American Century VP – International Fund – Class I (ACVPInt)
    American Century VP – International Fund – Class II (ASVPInt2)
    American Century VP – International Fund – Class III (ASVPInt3)
    American Century VP – International Fund – Class IV (ACVPInt4)
    American Century VP – Mid Cap Value Fund – Class II (ACVPMdCpV2)
    American Century VP – Ultra® Fund – Class I (ACVPUltra)
    American Century VP – Ultra® Fund – Class II (ACVPUltra2)
    American Century VP – Value Fund – Class I (ACVPVal)
    American Century VP – Value Fund – Class II (ACVPVal2)
    American Century VP – VistaSM Fund – Class II (ACVPVista2)
Portfolios of the American Variable Insurance Series (American VIS);
    American VIS – Growth Fund – Class 1 (AmerGro)
    American VIS – High-Income Bond Fund – Class 1 (AmerHiInc)
        (formerly American VIS – High-Yield Bond Fund – Class 1)
    American VIS – U.S. Government/AAA-Rated Securities Fund – Class 1 (AmerUSGvt)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Charles Schwab Money Market Portfolio (ChScMM)
Portfolios of the Credit Suisse Trust;
    Credit Suisse Trust – Global Small Cap Portfolio (CSTGSmCp)
        (formerly Credit Suisse Trust – Global Post-Venture Capital Portfolio)
    Credit Suisse Trust – International Focus Portfolio (CSTIntFoc)
    Credit Suisse Trust – Small Cap Growth Portfolio (CSTSmCapGr)
Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
    Dreyfus IP – Small Cap Stock Index Portfolio – Service Class (DrySmCapIxS)
Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
Dreyfus Stock Index Fund, Inc. – Initial Shares (DryStkIx)
Dreyfus Stock Index Fund, Inc. – Service Shares (DryStklxS)
Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
    Dreyfus VIF – Appreciation Portfolio – Initial Shares (DryVIFApp)
    Dreyfus VIF – Appreciation Portfolio – Service Shares (DryVIFAppS)
    Dreyfus VIF – Developing Leaders Portfolio – Service Shares (DryVIFDevLdS)
    Dreyfus VIF – Growth and Income Portfolio – Initial Shares (DryVIFGrInc)
Portfolios of the Federated Insurance Series (Federated IS);
    Federated IS – American Leaders Fund II – Service Shares (FedAmLeadS)
    Federated IS – Capital Appreciation Fund II – Service Shares (FedCapApS)
    Federated IS – Quality Bond Fund II – Primary Shares (FedQualBd)
    Federated IS – Quality Bond Fund II – Service Shares (FedQualBdS)
Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);
    Fidelity® VIP – Equity-Income Portfolio – Initial Class (FidVIPEI)
    Fidelity® VIP – Equity-Income Portfolio – Service Class 2 (FidVIPEIS2)
    Fidelity® VIP – Growth Portfolio – Initial Class (FidVIPGr)
    Fidelity® VIP – Growth Portfolio – Service Class 2 (FidVIPGrS2)
    Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)
    Fidelity® VIP – Overseas Portfolio – Initial Class (FidVIPOv)
    Fidelity® VIP – Overseas Portfolio – Initial Class R (FidVIPOvR)
    Fidelity® VIP – Overseas Portfolio – Service Class 2 (FidVIPOvS2)
    Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)
Portfolios of the Fidelity® Variable Insurance Products Fund II (Fidelity® VIP II);
    Fidelity® VIP II – Asset Manager Portfolio – Initial Class (FidVIPAM)
    Fidelity® VIP II – Contrafund® Portfolio – Initial Class (FidVIPCon)
    Fidelity® VIP II – Contrafund® Portfolio – Service Class 2 (FidVIPConS2)
    Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class (FidVIPIGBdS)
    Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2 (FidVIPIGBdS2)
Portfolios of the Fidelity® Variable Insurance Products Fund III (Fidelity® VIP III);
    Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class (FidVIPGrOp)
    Fidelity® VIP III – Mid Cap Portfolio – Service Class 2 (FidVIPMCapS2)
    Fidelity® VIP III – Value Strategies Portfolio – Service Class (FidVIPVaIS)
    Fidelity® VIP III – Value Strategies Portfolio – Service Class 2 (FidVIPVaIS2)
Portfolios of the Fidelity® Variable Insurance Products Fund IV (Fidelity® VIP IV);
    Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2 (FidVIPFree10S2)
    Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2 (FidVIPFree20S2)
    Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2 (FidVIPFree30S2)
    Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2 (FidVIPNtRsS2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Financial Investors Variable Insurance Trust (Financial Investors VIT);
    Financial Investors VIT – First Horizon Capital Appreciation Portfolio (FICapAp)
    Financial Investors VIT – First Horizon Core Equity Portfolio (FICoreEq)
    Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
    Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2 (FrVIPRisDiv2)
    Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2 (FrVIPSmCapV2)
    Franklin Templeton VIP – Templeton Developing Markets Securities Fund –
        Class 3 (FrVIPDevMrk3)
    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2 (FrVIPForSec2)
    Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)
    Franklin Templeton VIP – Templeton Global Income Securities Fund – Class 3 (FrVIPGlInc3)
Portfolios of the Gartmore Variable Insurance Trust (Gartmore GVIT)
(Gartmore is an affiliate of the Company);
    Gartmore GVIT Dreyfus International Value Fund – Class II (GVITIntVal2)
    Gartmore GVIT Dreyfus International Value Fund – Class III (GVITIntVal3)
    Gartmore GVIT Dreyfus International Value Fund – Class VI (GVITIntVal6)
    Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I (GVITMidCap)
    Gartmore GVIT Emerging Markets Fund – Class I (GVITEmMrkts)
    Gartmore GVIT Emerging Markets Fund – Class II (GVITEmMrkts2)
    Gartmore GVIT Emerging Markets Fund – Class III (GVITEmMrkts3)
    Gartmore GVIT Emerging Markets Fund – Class VI (GVITEmMrkts6)
    Gartmore GVIT Federated High Income Bond Fund – Class I (GVITFHiInc)
    Gartmore GVIT Federated High Income Bond Fund – Class III (GVITFHiInc3)
    Gartmore GVIT Global Financial Services Fund – Class II (GVITGlFin2)
    Gartmore GVIT Global Financial Services Fund – Class III (GVITGlFin3)
    Gartmore GVIT Global Health Sciences Fund – Class II (GVITGlHlth2)
    Gartmore GVIT Global Health Sciences Fund – Class III (GVITGlHlth3)
    Gartmore GVIT Global Health Sciences Fund – Class VI (GVITGlHlth6)
    Gartmore GVIT Global Technology and Communications Fund – ClassI (GVITGlTech)
    Gartmore GVIT Global Technology and Communications Fund – Class II (GVITGlTech2)
    Gartmore GVIT Global Technology and Communications Fund – Class III (GVITGlTech3)
    Gartmore GVIT Global Technology and Communications Fund – Class VI (GVITGlTech6)
    Gartmore GVIT Global Utilities Fund – Class II (GVITGlUtl2)
    Gartmore GVIT Global Utilities Fund – Class III (GVITGlUtl3)
    Gartmore GVIT Government Bond Fund – Class I (GVITGvtBd)
    Gartmore GVIT Growth Fund – Class I (GVITGrowth)
    Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2)
    Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2)
    Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2)
    Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)
    Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)
    Gartmore GVIT International Growth Fund – Class I (GVITIntGro)
    Gartmore GVIT International Growth Fund – Class III (GVITIntGro3)
    Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal)
    Gartmore GVIT Mid Cap Growth Fund – Class I (GVITMdCpGr)
    Gartmore GVIT Mid Cap Growth Fund – Class II (GVITMdCpGr2)
    Gartmore GVIT Money Market Fund – Class I (GVITMyMkt)
    Gartmore GVIT Nationwide® Fund – Class I (GVITNWFund)
    Gartmore GVIT Nationwide® Fund – Class II (GVITNWFund2)
    Gartmore GVIT Nationwide® Leaders Fund – Class III (GVITLead3)
    Gartmore GVIT Small Cap Growth Fund – Class I (GVITSmCapGr)
    Gartmore GVIT Small Cap Growth Fund – Class II (GVITSmCapGr2)
    Gartmore GVIT Small Cap Value Fund – Class I (GVITSmCapVal)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

    Gartmore GVIT Small Cap Value Fund – Class II (GVITSmCapVal2)
    Gartmore GVIT Small Company Fund – Class I (GVITSmComp)
    Gartmore GVIT Small Company Fund – Class II (GVITSmComp2)
    Gartmore GVIT Turner Growth Focus Fund – Class I (GVITTGrF1)*
    Gartmore GVIT Turner Growth Focus Fund – Class III (GVITTGrF3)*
    Gartmore GVIT U.S. Growth Leaders Fund – Class II (GVITUSGro2)
    Gartmore GVIT U.S. Growth Leaders Fund – Class III (GVITUSGro3)
    Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I (GVITMltSec)
    Gartmore GVIT Van Kampen Value Fund – Class II (GVITVal2)
        (formerly Gartmore GVIT – Comstock Value Fund – Class II)
    Gartmore GVIT Worldwide Leaders Fund – Class III (GVITWLead3)
Portfolios of the Janus Aspen Series (Janus AS);
    Janus AS – Balanced Portfolio – Service Shares (JanBal)
    Janus AS – Forty Portfolio – Service Shares (JanForty)
        (formerly Janus AS – Capital Appreciation Portfolio – Service Shares)
    Janus AS – Global Technology Portfolio – Service II Shares (JanGlTechS2)
    Janus AS – Global Technology Portfolio – Service Shares (JanGlTech)
    Janus AS – International Growth Portfolio – Service II Shares (JanIntGroS2)
    Janus AS – International Growth Portfolio – Service Shares (JanIntGro)
    Janus AS – Risk-Managed Core Portfolio – Service Shares (JanRMgCore)
Portfolios of the JPMorgan Investment Trust (JPMorgan IT);
    JPMorgan IT Balanced Portfolio (JPMBal) (formerly One Group® IT Balanced Portfolio)*
    JPMorgan IT Bond Portfolio (JPMBond) (formerly One Group® IT Bond Portfolio)*
    JPMorgan IT Diversified Equity Portfolio (JPMDivEq)
        (formerly One Group® IT Diversified Equity Portfolio)*
    JPMorgan IT Diversified Mid Cap Portfolio (DivMidCap)
        (formerly One Group® IT Diversified Mid Cap Portfolio)*
    JPMorgan IT Equity Index Portfolio (JPMEqIndx)
        (formerly One Group® IT Equity Index Portfolio)*
    JPMorgan IT Government Bond Portfolio (JPMGvtBd)
        (formerly One Group® IT Government Bond Portfolio)*
    JPMorgan IT Large Cap Growth Portfolio (JPMLgCapGr)
        (formerly One Group® IT Large Cap Growth Portfolio)*
    JPMorgan IT Mid Cap Growth Portfolio (JPMMidCapGr)
        (formerly One Group® IT Mid Cap Growth Portfolio)*
    JPMorgan IT Mid Cap Value Portfolio (JPMMidCapV)
        (formerly One Group® IT Mid Cap Value Portfolio)*
Portfolios of the JPMorgan Series Trust II;
    JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio (JPMSTMidCap)
Portfolios of the MFS® Variable Insurance TrustSM (MFS® VIT);
    MFS® VIT – Investors Growth Stock Series – Service Class (MFSInvGrStS)
    MFS® VIT – Value Series – Service Class (MFSValS)
Portfolios of the MTB Group of Funds;
    MTB Group of Funds – Aggressive Growth II (MTBAggGr2)
    MTB Group of Funds – Conservative Growth II (MTBConGr2)
    MTB Group of Funds – Large Cap Growth Fund II (MTBLgCapGr2)
        (formerly VISION Group of Funds – Large Cap Growth Fund II)
    MTB Group of Funds – Large Cap Value Fund II (MTBLgCapV2)
        (formerly VISION Group of Funds – Large Cap Value Fund II)
    MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares (MTBModGr2)
        (formerly VISION Group of Funds – Managed Allocation Fund – Moderate Growth II)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
    Neuberger Berman AMT – Fasciano Portfolio – S Class (NBAMTFasc)
    Neuberger Berman AMT – Growth Portfolio®– I Class (NBAMTGro)
    Neuberger Berman AMT – Guardian Portfolio – I Class (NBAMTGuard)
    Neuberger Berman AMT – International Portfolio – S Class (NBAMTInt)
    Neuberger Berman AMT – Limited Maturity Bond Portfolio®– I Class (NBAMTLMat)
    Neuberger Berman AMT – Mid Cap Growth Portfolio®– S Class (NBAMTMCGrS)
    Neuberger Berman AMT – Partners Portfolio®– I Class (NBAMTPart)
    Neuberger Berman AMT – Regency Portfolio®– S Class (NBAMTRegS)
    Neuberger Berman AMT – Socially Responsive Portfolio®– I Class (NBAMSocRes)
Portfolios of the Oppenheimer Variable Annuity Funds;
    Oppenheimer Aggressive Growth Fund/VA – Initial Class (OppAggGro)
    Oppenheimer Balanced Fund/VA – Initial Class (OppBal)
    Oppenheimer Bond Fund/VA – Initial Class (OppBdFd)
    Oppenheimer Capital Appreciation Fund/VA – Initial Class (OppCapAp)
    Oppenheimer Capital Appreciation Fund/VA – Service Class (OppCapApS)
    Oppenheimer Global Securities Fund/VA – Class 3 (OppGlSec3)
    Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)
    Oppenheimer Global Securities Fund/VA – Initial Class (OppGlSec)
    Oppenheimer Global Securities Fund/VA – Service Class (OppGlSecS)
    Oppenheimer High Income Fund/VA – Service Class (OppHighIncS)
    Oppenheimer Main Street Fund®/VA – Initial Class (OppMSt)
    Oppenheimer Main Street Fund®/VA – Service Class (OppMStS)
    Oppenheimer Main Street Small Cap Fund®/VA – Service Class (OppMStSCapS)
Pioneer Small Cap Value II VCT Portfolio – Class I (PioSmCapV)
        (formerly SAFECO Resource Series Trust – Small Cap Value Portfolio)
Portfolios of the Putnam Variable Trust (Putnam VT);
    Putnam VT Growth & Income Fund – IB Shares (PTGroInc)
    Putnam VT International Equity Fund – IB Shares (PVTIntEq)
    Putnam VT Voyager II Fund – IB Shares (PVTVoyII)
Portfolios of the Strong Variable Insurance Funds, Inc. (Strong VIF);
    Strong VIF – Strong International Stock Fund II (StrIntSk2)*
T. Rowe Price Blue Chip Growth Portfolio – II (TRoeBlChip2)
T. Rowe Price Equity Income Portfolio – II (TRowEqInc2)
T. Rowe Price Limited Term Bond Fund – II (TRowLtdTBd2)
Portfolios of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
    Van Eck WIT – Worldwide Bond Fund – Class R1 (VEWrldBdR1)
    Van Eck WIT – Worldwide Bond Fund – Initial Class (VEWrldBd)
    Van Eck WIT – Worldwide Emerging Markets Fund – Class R1 (VEWrldEMktR1)
    Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class (VEWrldEMkt)
    Van Eck WIT – Worldwide Hard Assets Fund – Class R1 (VEWrldHAsR1)
    Van Eck WIT – Worldwide Hard Assets Fund – Initial Class (VEWrldHAs)
Portfolios of the Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
    Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II (VKCorPlus2)
    Van Kampen UIF – Emerging Markets Debt Portfolio – Class I (VKEmMkt)
    Van Kampen UIF – Emerging Markets Debt Portfolio – Class II (VKEmMkt2)
    Van Kampen UIF – U.S. Real Estate Portfolio – Class I (VKUSRealEst)
    Van Kampen UIF – U.S. Real Estate Portfolio – Class II (VKUSRealEst2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of the Victory Variable Insurance Funds (Victory VIF);
    Victory VIF – Diversified Stock Fund Class A Shares (VicDivrStk)
    Victory VIF – Investment Quality Bond Fund Class A Shares (VicInvQBd)*
    Victory VIF – Small Company Opportunity Fund Class A Shares (VicSmCpOp)*
Portfolios of the Wells Fargo Advantage Variable Trust;
    Wells Fargo Advantage Variable Trust – Discovery Fund (WFDisc)
        (formerly Strong VIF – Strong Discovery Fund II)
    Wells Fargo Advantage Variable Trust – Opportunity Fund (WFTrustOp)
        (formerly Strong Opportunity Fund II, Inc. – Investor Class)
Portfolios of the Wells Fargo Variable Trust;
    Wells Fargo Variable Trust – Asset Allocation Fund (WFAssetAll)*
    Wells Fargo Variable Trust – Large Company Growth Fund (WFLrgCoGro)
    Wells Fargo Variable Trust – Money Market Fund (WFMnMrkt)
    Wells Fargo Variable Trust – Small Cap Growth Fund (WFSmCapGr)*
    Wells Fargo Variable Trust – Total Return Bond Fund (WFTotRetBd)
*At December 31, 2005, contract owners were not invested in the fund.

Effective May 2002, due to the Dreyfus Investment Portfolio – European Equity Portfolio no longer being available within the Account, assets of contract owners invested in this sub-account were liquidated and exchanged into the Gartmore Variable Insurance Trust – Money Market Fund – Class I.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For BOA IV contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of purchase payments or the amount surrendered. For America’s Vision, America’s Future II, All American Gold, Future Venue, Choice Venue II and for BOA IV contracts issued on or after December 15, 1988, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 7 years this charge is 0%. For Achiever contracts, thi s charge will not exceed 8% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 8 years this charge is 0%. For Elite Venue contracts, the contingent deferred sales charge will not exceed 7% of purchase payments surrendered, such charge declining a specified percentage each year. After the purchase payment has been held in the contract for 4 years this charge is 0%. No contingent deferred sales charge is deducted on NEBA, Exclusive Venue or Schwab contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-II Options	BOA IV	America’s Vision	NEBA	America’s Future II	All American Gold	Achiever	Future Venue	Exclusive Venue	Elite Venue	Choice Venue II	Schwab
Variable Account Charges – Recurring	1.30%	1.40%	0.80%	1.15%	1.15%	1.55%	1.10%	1.60%	1.75%	1.50%	0.95%
CDSC Options:
Four Year CDSC	–	–	–	0.25%	0.25%	0.20%	–	–	–	–	–
No CDSC	–	–	–	0.30%	0.30%	0.25%	–	–	–	–	–
Death Benefit Options:
Allows enhanced provisions in place of the standard death benefit.
One-Year Enhanced II	–	–	–	0.20%(2)	0.20%(2)	–	0.15%(3)	–	–	–	–
One-Year Enhanced	–	–	–	0.10%(4)	0.10%(4)	–	0.10%(4)	–	–	–	0.10%
One-Month Enhanced II	–	–	–	–	–	–	0.35%(3)	0.20%(2)	0.20%(2)	0.20%(2)	–
One-Month Enhanced	–	–	–	–	0.35%(2)	0.20%(2)	0.30%(6)	0.20%(6)	0.20%(6)	0.20%(6)	–
Combination Enhanced II	–	–	–	–	–	–	0.45%(3)	0.35%(2)	0.35%(2)	0.35%(2)	–
Combination Enhanced	–	–	–	–	0.40%(5)	0.30%(5)	0.40%(7)	0.30%(7)	0.30%(7)	0.30%(7)	0.40%
Spousal Protection Annuity Option:
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Annuity Option II	–	–	–	–	–	–	0.20%(3)	–	–	–	–
Spousal Protection Annuity Option	–	–	–	–	–	–	0.10%(8)	0.20%	0.20%	0.20%	–
Beneficiary Protector II Option	–	–	–	–	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Capital Preservation Plus Option:
Provides a return of principle over the elected program period.
Plus Option	–	–	–	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Plus Lifetime Income Option	–	–	–	1.00%	1.00%	1.00%	1.00%	–	1.00%	1.00%	–
Extra Value Option (EV):
Fee assessed to assets of the
variable accountand to
allocations made to the fixed
account orguaranteed term
options in exchange forapplication
of Extra Value Credit of purchase
payments made during the first
12 monthscontract is in force.

3% Extra Value Credit Option	–	–	–	0.30%	0.45%(9)	0.10%	0.45%	–	–	–	–
4% Extra Value Credit Option	–	–	–	0.40%	–	0.25%	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	0.70%(2)	0.45%(10)	–	–	–	–	–
5% Extra Value Credit Option	–	–	–	–	–	0.55%(11)	–	–	–	–	–

Maximum Variable Account Charges(1):	1.30%	1.40%	0.80%	3.05%	3.90%	4.00%	3.55%	3.00%	3.65%	3.40%	2.20%

(1)	When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.
(2)	Available beginning May 1, 2004 or a later date if state law requires.
(3)	Available beginning September 1, 2004 or a later date if state law requires.
(4)	Available until state approval is received for the One-Year Enhanced Death Benefit II Option.
(5)	Available until state approval is received for the One-Month Enhanced Death Benefit Option.
(6)	Available until state approval is received for the One-Month Enhanced Death Benefit II Option.
(7)	Available until state approval is received for the Combination Enhanced Death Benefit II Option.
(8)	Available until state approval is received for the Spousal Protection Annuity II Option.
(9)	Available until state approval is received for the 5% Extra Value Option.
(10)	Non-NY residents.
(11)	NY residents.
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005:

	Total	AIMBValue2	AIMCapAp2	AIMCapDev2	AlgerBal	AlgMidCapGr	AlGrIncB	AlSmMdCpB
0.80%	$259,982	–	–	–	–	–	–	–
0.95%	206,579	693	580	306	2,892	1,318	733	656
1.05%	130,628	391	181	–	467	1,263	71	1,804
1.10%	113,762	4,244	466	104	–	–	538	316
1.15%	6,168,518	61,470	17,302	26,477	–	–	30,459	10,181
1.20%	109,049	1,595	44	12	–	–	1,019	131
1.25%	2,696,890	30,133	5,206	11,352	–	–	25,715	4,833
1.30%	77,772,688	1,292	–	503	–	–	2,352	–
1.35%	1,181,445	11,615	365	2,606	–	193	–	–
1.40%	44,934,892	8,259	2,930	2,952	–	53	10,102	836
1.45%	2,822,629	21,195	6,230	13,971	107	556	25,145	4,179
1.50%	1,929,960	45,476	7,776	13,824	–	–	23,121	6,821
1.55%	7,167,959	100,344	24,517	30,076	–	–	59,051	26,262
1.60%	791,853	12,411	1,331	2,379	–	–	7,830	4,112
1.65%	6,367,433	44,158	5,994	17,342	–	–	20,917	3,367
1.70%	1,128,498	28,249	7,054	4,298	–	–	18,973	11,471
1.75%	4,469,153	44,651	10,813	13,753	–	–	18,711	3,121
1.80%	4,126,202	83,292	22,536	13,090	–	34	40,800	27,685
1.85%	2,425,169	26,415	13,603	7,721	–	–	12,014	5,511
1.90%	1,834,181	10,671	2,624	3,272	–	–	9,974	1,009
1.95%	1,716,091	13,026	3,615	4,065	–	–	6,457	6,638
2.00%	2,414,963	22,686	4,236	5,325	–	–	3,995	1,501
2.05%	3,402,454	59,531	9,243	9,062	–	–	17,396	8,462
2.10%	1,515,166	11,573	15,539	2,263	–	–	5,145	740
2.15%	1,428,327	14,909	4,644	3,850	–	–	3,071	831
2.20%	840,523	3,925	2,024	1,480	–	–	1,603	113
2.25%	3,173,662	18,186	7,582	1,776	–	–	2,203	488
2.30%	876,989	10,188	4,283	3,281	–	–	4,248	–
2.35%	1,930,223	5,599	2,312	3,648	–	–	179	–
2.40%	195,832	2,581	861	1,979	–	–	959	252
2.45%	688,200	1,600	1,171	3,981	–	–	182	–
2.50%	392,094	3,033	1,635	1,507	–	–	173	–
2.55%	604,730	1,006	601	1,365	–	–	1,851	–
2.60%	399,676	2,567	1,501	318	–	–	806	–
2.65%	154,023	627	–	1,240	–	–	9	–
2.70%	305,147	328	156	4,305	–	–	–	–
2.75%	53,978	99	327	2,981	–	–	–	–
2.80%	107,696	473	417	–	–	–	187	–
2.85%	19,883	–	133	–	–	–	–	–
2.90%	47,598	–	–	–	–	–	369	–
2.95%	23,252	272	276	277	–	–	–	–
3.00%	24,355	–	–	152	–	–	–	–
3.05%	14,699	–	–	–	–	–	–	–
3.10%	29,219	–	–	–	–	–	–	–
3.15%	7,232	–	–	–	–	–	–	–
3.25%	1,908	–	–	–	–	–	–	–

Totals	$187,005,390	708,763	190,108	216,893	3,466	3,417	356,358	131,320

	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ASVPInt2	ASVPInt3
0.80%	$3,260	1,725	855	–	477	2,044	–	556
0.95%	–	–	–	4,959	9,081	–	106	–
1.05%	–	–	–	4,886	4,281	–	–	–
1.10%	–	–	–	267	1,891	–	150	–
1.15%	–	–	–	26,284	79,383	–	8,719	–
1.20%	–	–	–	423	511	–	338	–
1.25%	–	–	–	10,312	54,022	–	4,760	–
1.30%	792,194	1,269,493	393,694	–	129,763	501,073	159	256,694
1.35%	–	–	–	365	17,550	–	–	–
1.40%	577,407	354,433	234,853	3,657	115,262	415,929	731	104,330
1.45%	–	–	–	15,767	61,317	–	4,478	–
1.50%	–	–	–	7,751	40,021	–	4,949	–
1.55%	–	–	–	49,093	157,713	–	3,950	–
1.60%	–	–	–	2,653	14,759	–	2,324	–
1.65%	–	–	–	13,125	54,488	–	1,683	–
1.70%	–	–	–	4,207	13,521	–	1,357	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPBal	ACVPCapAp	ACVPIncGr	ACVPIncGr2	ACVPInflPro2	ACVPInt	ASVPInt2	ASVPInt3
1.75%	–	–	–	8,770	65,696	–	928	–
1.80%	–	–	–	21,380	93,696	–	2,846	–
1.85%	–	–	–	10,983	24,265	–	1,566	–
1.90%	–	–	–	3,677	6,925	–	360	–
1.95%	–	–	–	8,001	18,168	–	580	–
2.00%	–	–	–	4,488	29,888	–	–	–
2.05%	–	–	–	2,632	25,529	–	2,155	–
2.10%	–	–	–	10,841	21,227	–	591	–
2.15%	–	–	–	988	11,484	–	444	–
2.20%	–	–	–	1,854	6,325	–	–	–
2.25%	–	–	–	447	11,233	–	–	–
2.30%	–	–	–	364	9,845	–	–	–
2.35%	–	–	–	616	4,717	–	–	–
2.40%	–	–	–	182	749	–	–	–
2.45%	–	–	–	74	507	–	–	–
2.50%	–	–	–	181	1,836	–	–	–
2.55%	–	–	–	259	2,792	–	–	–
2.60%	–	–	–	762	331	–	–	–
2.65%	–	–	–	283	305	–	–	–
2.70%	–	–	–	3	1,333	–	–	–
2.75%	–	–	–	–	101	–	–	–
2.80%	–	–	–	33	127	–	–	–
2.85%	–	–	–	92	97	–	–	–
2.90%	–	–	–	–	187	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	307	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$1,372,861	1,625,651	629,402	220,659	1,091,710	919,046	43,174	361,580

	ACVPInt4	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2	AmerGro
0.80%	$–	–	118	–	5,656	–	–	–
0.95%	659	–	–	399	–	2,160	–	–
1.05%	913	–	–	1,554	–	3,101	–	–
1.10%	930	8	–	435	–	1,286	124	–
1.15%	19,972	2,737	–	15,847	–	115,957	345	–
1.20%	130	–	–	637	–	451	–	–
1.25%	7,306	401	–	10,968	–	52,619	41	–
1.30%	241	–	58,379	22	1,378,323	1,533	–	262,350
1.35%	5,020	553	–	3,611	–	26,447	211	–
1.40%	1,458	202	38,705	2,314	873,498	11,888	19	–
1.45%	8,760	2,358	–	12,645	–	70,094	60	–
1.50%	2,748	1,175	–	6,785	–	31,184	64	–
1.55%	22,352	6,541	–	24,048	–	135,539	302	–
1.60%	1,247	26	–	6,544	–	7,918	–	–
1.65%	5,758	998	–	16,955	–	91,820	656	–
1.70%	1,607	165	–	11,820	–	19,408	–	–
1.75%	6,904	2,058	–	12,326	–	51,867	955	–
1.80%	14,446	1,699	–	18,905	–	85,896	229	–
1.85%	5,131	589	–	8,327	–	32,604	500	–
1.90%	1,661	2	–	4,330	–	12,930	–	–
1.95%	3,825	484	–	6,410	–	14,465	5	–
2.00%	4,349	635	–	3,973	–	28,566	493	–
2.05%	3,527	399	–	15,595	–	32,975	20	–
2.10%	1,186	1,618	–	4,454	–	13,894	21	–
2.15%	543	2,643	–	7,656	–	15,927	1,303	–
2.20%	133	3	–	2,472	–	5,784	133	–
2.25%	–	95	–	9,499	–	12,926	64	–
2.30%	125	409	–	2,662	–	8,703	4	–
2.35%	–	1,038	–	3,075	–	10,197	108	–
2.40%	–	53	–	969	–	2,870	74	–
2.45%	59	–	–	1,018	–	5,957	–	–
2.50%	–	45	–	4,925	–	3,924	83	–
2.55%	–	9	–	1,871	–	1,253	–	–
2.60%	–	165	–	51	–	361	14	–
2.65%	278	–	–	186	–	430	–	–
2.70%	–	639	–	388	–	1,928	90	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	ACVPInt4	ACVPMdCpV2	ACVPUltra	ACVPUltra2	ACVPVal	ACVPVal2	ACVPVista2	AmerGro
2.75%	–	–	–	416	–	530	–	–
2.80%	–	–	–	385	–	628	–	–
2.85%	–	–	–	190	–	–	–	–
2.90%	–	19	–	24	–	–	147	–
2.95%	–	–	–	–	–	78	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$121,268	27,766	97,202	224,691	2,257,477	916,098	6,065	262,350

	AmerHiInc	AmerUSGvt	ChScMM	CSTGSmCp	CSTIntFoc	CSTSmCapGr	DrySmCapIxS	DrySRGro
0.80%	$–	–	–	220	481	3,888	401	3,569
0.95%	–	–	44,759	–	–	–	5,819	–
1.05%	–	–	33,659	–	–	–	2,217	–
1.10%	–	–	–	–	–	–	426	–
1.15%	–	–	–	–	–	–	56,627	–
1.20%	–	–	–	–	–	–	795	–
1.25%	–	–	–	–	–	–	23,744	–
1.30%	22,460	31,575	–	45,929	289,196	898,992	215,062	956,212
1.35%	–	–	2,333	–	–	–	10,303	–
1.40%	–	–	256	27,264	312,690	588,500	146,243	401,823
1.45%	–	–	2,919	–	–	–	26,171	–
1.50%	–	–	–	–	–	–	8,758	–
1.55%	–	–	347	–	–	–	63,340	–
1.60%	–	–	–	–	–	–	5,260	–
1.65%	–	–	–	–	–	–	19,773	–
1.70%	–	–	–	–	–	–	6,613	–
1.75%	–	–	–	–	–	–	17,828	–
1.80%	–	–	–	–	–	–	44,809	–
1.85%	–	–	119	–	–	–	15,322	–
1.90%	–	–	455	–	–	–	3,058	–
1.95%	–	–	–	–	–	–	8,580	–
2.00%	–	–	–	–	–	–	6,376	–
2.05%	–	–	–	–	–	–	5,704	–
2.10%	–	–	–	–	–	–	3,206	–
2.15%	–	–	–	–	–	–	2,926	–
2.20%	–	–	–	–	–	–	2,218	–
2.25%	–	–	–	–	–	–	604	–
2.30%	–	–	–	–	–	–	1,075	–
2.35%	–	–	–	–	–	–	738	–
2.40%	–	–	–	–	–	–	1,339	–
2.45%	–	–	–	–	–	–	38	–
2.50%	–	–	–	–	–	–	106	–
2.55%	–	–	–	–	–	–	–	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	12	–
2.75%	–	–	–	–	–	–	–	–
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$22,460	31,575	84,847	73,413	602,367	1,491,380	705,491	1,361,604

	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc	FedAmLeadS	FedCapApS
0.80%	$15,737	–	2,346	–	–	1,620	–	–
0.95%	–	25,746	–	2,210	1,106	–	5	–
1.05%	–	9,664	–	1,775	63	–	–	98
1.10%	–	4,261	–	155	209	–	–	2,920
1.15%	–	209,781	–	47,250	13,152	–	2,738	8,965
1.20%	–	5,088	–	250	–	–	–	452
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DryStkIx	DryStklxS	DryVIFApp	DryVIFAppS	DryVIFDevLdS	DryVIFGrInc	FedAmLeadS	FedCapApS
1.25%	–	78,353	–	17,447	4,330	–	2,265	3,032
1.30%	4,935,447	2,746	493,526	1,504	–	295,930	–	–
1.35%	–	24,168	–	3,984	99	–	–	–
1.40%	3,674,915	15,493	293,470	5,288	2,318	231,401	810	720
1.45%	–	73,197	–	24,194	4,874	–	2,504	1,507
1.50%	–	67,645	–	29,282	2,782	–	2,079	2,102
1.55%	–	179,654	–	61,061	17,652	–	9,528	6,281
1.60%	–	21,497	–	4,387	1,408	–	1,960	1,751
1.65%	–	104,700	–	29,179	3,212	–	2,575	5,646
1.70%	–	16,542	–	5,617	2,563	–	1,800	1,092
1.75%	–	73,281	–	16,735	3,378	–	273	883
1.80%	–	66,742	–	22,533	5,636	–	1,877	2,295
1.85%	–	46,914	–	11,706	1,635	–	423	1,600
1.90%	–	14,980	–	6,147	639	–	2,281	1,451
1.95%	–	19,844	–	4,961	2,973	–	2,314	1,221
2.00%	–	28,664	–	8,324	101	–	78	666
2.05%	–	52,956	–	7,420	2,058	–	3,882	4,029
2.10%	–	6,288	–	5,018	561	–	166	456
2.15%	–	11,882	–	2,009	–	–	1,791	158
2.20%	–	6,537	–	2,379	73	–	89	1,633
2.25%	–	17,575	–	4,063	4,189	–	1,241	2,736
2.30%	–	5,070	–	3,726	–	–	121	65
2.35%	–	9,560	–	1,730	–	–	38	231
2.40%	–	4,789	–	1,657	247	–	81	–
2.45%	–	1,546	–	489	–	–	–	37
2.50%	–	6,606	–	384	–	–	–	2
2.55%	–	994	–	–	–	–	192	439
2.60%	–	3,131	–	416	–	–	–	76
2.65%	–	282	–	181	–	–	–	–
2.70%	–	1,666	–	4,267	–	–	–	–
2.75%	–	249	–	–	–	–	23	–
2.80%	–	147	–	816	–	–	–	52
2.85%	–	–	–	130	–	–	–	–
2.90%	–	358	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	267	–	143	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	329
3.25%	–	–	–	–	–	–	–	–

Totals	$8,626,099	1,218,863	789,342	338,817	75,258	528,951	41,134	52,925

	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2	FidVIPHI	FidVIPOv
0.80%	$78	–	12,333	–	12,280	–	2,501	484
0.95%	–	4,111	–	–	–	–	–	–
1.05%	–	99	–	–	–	–	–	–
1.10%	–	588	–	4,302	–	2,039	–	–
1.15%	–	103,791	–	238,139	–	86,814	–	–
1.20%	–	2,751	–	4,719	–	352	–	–
1.25%	–	46,648	–	103,667	–	31,214	–	–
1.30%	150,696	–	8,349,404	3,158	8,802,378	481	1,339,639	1,589,399
1.35%	–	16,137	–	39,214	–	7,781	–	–
1.40%	149,838	6,259	5,105,296	21,976	3,196,758	11,325	1,173,727	514,412
1.45%	–	42,928	–	115,301	–	55,147	–	–
1.50%	–	27,028	–	63,033	–	21,748	–	–
1.55%	–	98,841	–	250,777	–	105,756	–	–
1.60%	–	10,198	–	30,200	–	7,160	–	–
1.65%	–	53,075	–	154,952	–	61,836	–	–
1.70%	–	17,874	–	27,530	–	16,037	–	–
1.75%	–	27,093	–	89,346	–	27,574	–	–
1.80%	–	68,554	–	128,980	–	54,860	–	–
1.85%	–	22,158	–	72,671	–	30,209	–	–
1.90%	–	9,185	–	19,945	–	11,097	–	–
1.95%	–	17,446	–	28,624	–	11,003	–	–
2.00%	–	13,718	–	63,580	–	20,878	–	–
2.05%	–	22,992	–	86,853	–	80,933	–	–
2.10%	–	8,725	–	27,462	–	9,851	–	–
2.15%	–	13,819	–	22,184	–	9,211	–	–
2.20%	–	5,813	–	23,568	–	2,024	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FedQualBd	FedQualBdS	FidVIPEI	FidVIPEIS2	FidVIPGr	FidVIPGrS2	FidVIPHI	FidVIPOv
2.25%	–	9,805	–	22,655	–	9,340	–	–
2.30%	–	7,095	–	12,305	–	3,732	–	–
2.35%	–	3,641	–	21,462	–	11,044	–	–
2.40%	–	580	–	3,138	–	3,127	–	–
2.45%	–	307	–	4,936	–	1,510	–	–
2.50%	–	1,606	–	4,380	–	1,812	–	–
2.55%	–	23	–	2,413	–	14,033	–	–
2.60%	–	682	–	1,398	–	831	–	–
2.65%	–	9	–	169	–	211	–	–
2.70%	–	924	–	496	–	736	–	–
2.75%	–	–	–	98	–	339	–	–
2.80%	–	381	–	127	–	127	–	–
2.85%	–	126	–	192	–	128	–	–
2.90%	–	–	–	161	–	135	–	–
2.95%	–	49	–	211	–	–	–	–
3.00%	–	–	–	–	–	304	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–

Totals	$300,612	665,059	13,467,033	1,694,322	12,011,416	712,739	2,515,867	2,104,295

	FidVIPOvR	FidVIPOvS2	FidVIPOvS2R	FidVIPAM	FidVIPCon	FidVIPConS2	FidVIPIGBdS	FidVIPIGBdS2
0.80%	$954	–	–	2,061	12,283	–	228	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	1,050	555	–	–	4,277	–	1,878
1.15%	–	27,967	59,854	–	–	310,676	–	127,753
1.20%	–	111	250	–	–	5,208	–	1,117
1.25%	–	10,687	18,886	–	–	160,245	–	52,858
1.30%	519,951	–	1,347	3,514,003	5,712,728	5,495	115,312	724
1.35%	–	–	7,167	–	–	89,678	–	23,100
1.40%	207,258	1,598	7,384	1,163,581	3,921,720	36,932	78,978	14,723
1.45%	–	5,500	30,987	–	–	165,342	–	55,343
1.50%	–	10,085	31,414	–	–	91,135	–	21,698
1.55%	–	13,972	49,711	–	–	335,531	–	129,542
1.60%	–	4,684	7,666	–	–	30,199	–	15,584
1.65%	–	8,773	17,998	–	–	167,871	–	47,000
1.70%	–	6,083	15,999	–	–	64,515	–	9,630
1.75%	–	3,296	22,386	–	–	147,050	–	58,778
1.80%	–	12,454	28,463	–	–	198,530	–	53,756
1.85%	–	6,403	12,634	–	–	104,265	–	21,256
1.90%	–	2,407	6,980	–	–	35,873	–	7,839
1.95%	–	1,657	5,487	–	–	55,854	–	10,667
2.00%	–	1,463	9,115	–	–	68,686	–	24,518
2.05%	–	2,624	4,492	–	–	134,609	–	20,460
2.10%	–	578	5,853	–	–	99,192	–	19,069
2.15%	–	1,747	5,304	–	–	44,953	–	8,989
2.20%	–	–	1,008	–	–	35,322	–	3,539
2.25%	–	32	906	–	–	47,744	–	3,808
2.30%	–	170	3,493	–	–	32,039	–	8,886
2.35%	–	10	2,393	–	–	36,503	–	5,868
2.40%	–	–	311	–	–	8,827	–	652
2.45%	–	–	369	–	–	11,214	–	474
2.50%	–	–	56	–	–	12,577	–	3,449
2.55%	–	–	–	–	–	6,752	–	264
2.60%	–	–	–	–	–	2,159	–	755
2.65%	–	–	1,097	–	–	1,617	–	–
2.70%	–	–	2,396	–	–	4,967	–	291
2.75%	–	–	196	–	–	2,591	–	3
2.80%	–	–	–	–	–	1,567	–	316
2.85%	–	–	–	–	–	97	–	364
2.90%	–	–	–	–	–	269	–	56
2.95%	–	–	–	–	–	307	–	–
3.00%	–	–	–	–	–	634	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	210	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$728,163	123,351	362,157	4,679,645	9,646,731	2,561,512	194,518	755,007

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	FidVIPGrOp	FidVIPMCapS2	FidVIPVaIS	FidVIPVaIS2	FidVIPFree10S2	FidVIPFree20S2	FidVIPFree30S2	FidVIPNtRsS2
0.80%	$816	–	1,768	–	–	–	–	–
0.95%	–	–	–	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	3,161	–	285	–	–	–	250
1.15%	–	179,976	–	42,992	1,336	1,932	673	8,910
1.20%	–	2,064	–	47	–	–	–	–
1.25%	–	79,648	–	17,670	–	1,201	–	3,800
1.30%	289,962	3,863	171,141	210	–	–	–	2
1.35%	–	43,873	–	5,926	428	1,843	534	1,919
1.40%	229,859	19,890	92,799	3,731	24	386	–	718
1.45%	–	74,247	–	11,990	736	872	29	3,974
1.50%	–	82,651	–	14,465	954	41	–	1,299
1.55%	–	203,004	–	57,586	1,567	6,278	1,616	11,275
1.60%	–	25,640	–	6,381	1,112	41	–	222
1.65%	–	103,357	–	38,334	546	3,221	834	2,936
1.70%	–	36,006	–	5,520	390	–	69	125
1.75%	–	122,391	–	12,781	3,883	17,950	8,614	2,058
1.80%	–	129,939	–	23,756	2,913	100	–	4,525
1.85%	–	71,642	–	14,742	4	1,629	71	1,318
1.90%	–	27,669	–	4,699	39	–	–	1,227
1.95%	–	40,540	–	11,932	550	10,980	460	3,124
2.00%	–	48,531	–	9,971	1,664	6,016	706	1,691
2.05%	–	153,575	–	17,516	–	206	801	2,695
2.10%	–	55,259	–	6,914	300	355	1,781	3,932
2.15%	–	35,000	–	8,344	10,519	6,021	4,283	1,190
2.20%	–	19,982	–	2,267	423	494	–	2,462
2.25%	–	40,506	–	8,850	44	125	7,372	142
2.30%	–	15,434	–	1,337	96	914	5,255	156
2.35%	–	29,078	–	5,624	6,544	10,574	3,502	284
2.40%	–	5,493	–	222	5	568	41	781
2.45%	–	15,898	–	1,842	1,315	52	809	1,154
2.50%	–	7,875	–	1,012	25	169	301	10
2.55%	–	8,558	–	1,408	1,728	1	1,124	731
2.60%	–	1,687	–	3,553	221	–	–	–
2.65%	–	2,836	–	574	–	–	–	1,702
2.70%	–	5,783	–	82	513	–	221	7,227
2.75%	–	5,702	–	–	–	–	–	2,778
2.80%	–	1,034	–	402	–	–	–	–
2.85%	–	167	–	–	–	–	–	–
2.90%	–	101	–	–	–	1,392	264	–
2.95%	–	288	–	271	–	–	–	–
3.00%	–	427	–	83	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	232	–	260	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$520,637	1,703,007	265,708	343,579	37,879	73,361	39,360	74,617

	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
0.80%	$–	–	–	–	–	–	–	–
0.95%	–	–	2,972	3,596	–	302	2,009	–
1.05%	–	–	2,039	3,048	–	32	897	–
1.10%	–	–	10,183	1,476	44	647	2,488	25
1.15%	–	–	174,963	71,487	3,271	24,107	46,574	3,019
1.20%	–	–	4,583	836	–	667	862	–
1.25%	–	–	76,280	27,869	958	15,757	17,115	442
1.30%	–	–	5,260	2,261	–	191	100	6
1.35%	–	–	33,789	15,801	650	–	14,360	1,378
1.40%	–	–	18,664	7,941	354	4,336	6,950	625
1.45%	–	–	67,990	38,040	1,879	9,407	27,558	4,686
1.50%	–	–	89,664	24,182	933	8,135	25,781	103
1.55%	97	1,078	221,546	102,039	4,648	25,330	47,563	2,569
1.60%	–	–	25,441	11,851	125	13,542	12,364	23
1.65%	40	–	135,990	47,725	1,161	9,681	21,909	1,368
1.70%	–	–	30,614	17,913	202	8,160	9,344	185
1.75%	78	86	113,103	39,648	2,823	6,767	32,643	3,054
1.80%	–	–	108,312	48,666	3,698	15,969	33,250	852
1.85%	633	775	75,684	27,458	656	6,483	11,205	153
1.90%	–	–	27,274	7,332	205	5,246	3,911	27
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FICapAp	FICoreEq	FrVIPRisDiv2	FrVIPSmCapV2	FrVIPDevMrk3	FrVIPForSec2	FrVIPForSec3	FrVIPGlInc3
1.95%	–	–	38,391	13,012	3,206	4,107	12,469	81
2.00%	–	–	48,039	18,002	656	2,237	17,265	597
2.05%	–	3,174	136,763	14,623	384	3,523	13,231	511
2.10%	–	–	45,727	8,173	2,086	2,609	6,231	2,185
2.15%	–	5,754	30,074	3,420	941	1,319	2,729	35
2.20%	–	–	32,656	11,361	2,079	207	3,445	63
2.25%	–	302	42,416	420	51	545	4,916	21
2.30%	138	97	26,151	2,326	173	–	6,549	175
2.35%	–	2,729	29,581	479	–	–	2,418	132
2.40%	–	–	5,414	633	–	–	556	–
2.45%	–	–	9,896	2,544	–	–	208	–
2.50%	–	–	12,777	53	10	–	72	–
2.55%	–	–	6,009	320	–	–	86	–
2.60%	–	–	7,741	–	–	–	54	–
2.65%	–	–	2,563	730	–	–	188	41
2.70%	–	–	1,590	3,352	45	–	650	–
2.75%	–	–	2,750	1,041	182	–	–	–
2.80%	–	–	982	–	–	–	–	–
2.85%	–	–	1,118	–	–	–	–	–
2.90%	–	–	28	–	–	–	35	–
2.95%	–	–	207	–	–	–	–	–
3.00%	–	–	143	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$986	13,995	1,705,367	579,658	31,420	169,306	387,985	22,356

	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6
0.80%	$–	1,461	–	4,481	43	–	1,409	–
0.95%	1,258	–	2,265	3,556	–	–	–	–
1.05%	79	–	2,480	66	–	–	–	–
1.10%	–	–	701	519	–	214	–	290
1.15%	6,654	–	53,310	87,422	–	17,673	–	37,025
1.20%	–	–	228	1,625	–	91	–	80
1.25%	2,639	–	12,062	42,335	–	3,255	–	7,090
1.30%	–	177,619	877	770,831	10,947	–	263,689	–
1.35%	–	–	8,165	14,129	–	–	–	6,280
1.40%	659	127,549	8,086	428,069	4,719	2,602	117,639	3,601
1.45%	1,184	–	31,770	31,949	–	3,197	–	17,589
1.50%	1,875	–	25,225	14,318	–	1,829	–	10,118
1.55%	12,609	–	64,885	91,488	–	18,151	–	46,578
1.60%	1,415	–	5,116	10,886	–	4,652	–	3,921
1.65%	1,411	–	10,255	54,112	–	3,718	–	12,812
1.70%	969	–	7,181	14,456	–	1,412	–	3,433
1.75%	484	–	25,323	25,718	–	1,778	–	18,330
1.80%	4,164	–	42,763	48,948	–	9,746	–	24,380
1.85%	3,893	–	28,500	19,865	–	4,060	–	9,838
1.90%	1,673	–	6,629	5,437	–	3,166	–	2,144
1.95%	732	–	10,994	14,848	–	2,271	–	12,574
2.00%	191	–	13,911	11,757	–	915	–	8,224
2.05%	2,074	–	11,269	39,523	–	3,074	–	6,097
2.10%	868	–	15,486	13,794	–	1,386	–	4,006
2.15%	262	–	3,321	5,608	–	1,569	–	3,373
2.20%	56	–	3,972	7,358	–	141	–	2,844
2.25%	–	–	155	5,217	–	1,952	–	3,014
2.30%	68	–	6,828	5,741	–	–	–	108
2.35%	–	–	2,829	3,409	–	–	–	388
2.40%	–	–	18	2,464	–	–	–	1,235
2.45%	–	–	140	965	–	679	–	1,870
2.50%	–	–	52	559	–	–	–	10
2.55%	–	–	104	1,320	–	–	–	771
2.60%	–	–	72	–	–	–	–	–
2.65%	–	–	254	335	–	–	–	1,339
2.70%	–	–	73	4,379	–	–	–	10,210
2.75%	–	–	–	107	–	–	–	2,091
2.80%	–	–	–	237	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	41	168	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIntVal2	GVITIntVal3	GVITIntVal6	GVITMidCap	GVITEmMrkts	GVITEmMrkts2	GVITEmMrkts3	GVITEmMrkts6
2.95%	–	–	–	304	–	–	–	–
3.00%	–	–	–	88	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$45,217	306,629	405,340	1,788,391	15,709	87,531	382,737	261,663

	GVITFHiInc	GVITFHiInc3	GVITGlFin2	GVITGlFin3	GVITGlHlth2	GVITGlHlth3	GVITGlHlth6	GVITGlTech
0.80%	$–	–	–	298	–	235	–	22
0.95%	7,124	820	276	–	328	–	556	–
1.05%	996	1,551	129	–	–	–	575	–
1.10%	572	–	–	–	71	–	158	–
1.15%	59,480	15,175	4,364	–	4,903	–	13,738	–
1.20%	1,402	–	647	–	90	–	–	–
1.25%	30,480	5,762	2,714	–	7,889	–	8,031	–
1.30%	33	–	–	26,481	20	75,686	49	7,093
1.35%	15,733	4,114	166	–	–	–	5,731	–
1.40%	7,865	1,118	326	19,030	293	45,516	1,073	1,091
1.45%	32,695	16,649	1,118	–	1,234	–	11,103	–
1.50%	16,622	5,261	265	–	1,678	–	4,144	–
1.55%	97,898	20,483	3,585	–	6,577	–	23,600	–
1.60%	8,592	1,143	627	–	275	–	1,149	–
1.65%	37,804	7,285	1,418	–	4,355	–	6,039	–
1.70%	11,616	1,321	712	–	2,512	–	1,671	–
1.75%	19,832	4,133	330	–	778	–	6,712	–
1.80%	40,054	5,517	7,378	–	5,848	–	11,304	–
1.85%	19,224	3,561	159	–	2,227	–	2,703	–
1.90%	7,137	1,560	–	–	747	–	968	–
1.95%	5,982	3,235	510	–	628	–	4,651	–
2.00%	6,059	3,128	31	–	–	–	5,384	–
2.05%	7,075	4,404	–	–	1,215	–	749	–
2.10%	9,044	1,535	115	–	274	–	2,566	–
2.15%	4,917	1,835	9	–	8	–	333	–
2.20%	2,155	509	–	–	187	–	1,004	–
2.25%	344	486	–	–	–	–	223	–
2.30%	155	897	420	–	265	–	953	–
2.35%	2,237	317	–	–	–	–	175	–
2.40%	27	–	–	–	48	–	575	–
2.45%	–	–	–	–	–	–	701	–
2.50%	–	–	–	–	–	–	17	–
2.55%	99	–	–	–	–	–	586	–
2.60%	–	–	–	–	–	–	–	–
2.65%	–	–	–	–	–	–	346	–
2.70%	117	–	–	–	–	–	3,895	–
2.75%	5	–	–	–	–	–	989	–
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$453,375	111,799	25,299	45,809	42,450	121,437	122,451	8,206

	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIDAgg2
0.80%	$–	145	–	–	113	4,775	10,281	4,516
0.95%	67	–	49	49	–	5,872	–	191
1.05%	–	–	177	–	–	1,942	–	1,536
1.10%	–	–	124	–	–	1,670	–	1,796
1.15%	4,417	–	5,688	2,307	–	136,473	–	123,803
1.20%	76	–	–	111	–	1,091	–	2,983
1.25%	3,692	–	2,736	2,553	–	52,899	–	52,737
1.30%	–	44,702	–	–	57,504	1,847,326	684,496	118,617
1.35%	–	–	928	–	–	18,572	–	33,338
1.40%	338	19,617	237	218	50,289	1,167,640	321,190	86,210
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITGlTech2	GVITGlTech3	GVITGlTech6	GVITGlUtl2	GVITGlUtl3	GVITGvtBd	GVITGrowth	GVITIDAgg2
1.45%	1,322	–	2,816	353	–	68,251	–	42,127
1.50%	935	–	502	117	–	28,660	–	52,848
1.55%	3,023	–	7,659	2,599	–	140,568	–	115,565
1.60%	1,164	–	448	44	–	7,071	–	31,071
1.65%	1,503	–	2,056	243	–	50,612	–	671,548
1.70%	780	–	1,027	778	–	11,984	–	31,944
1.75%	630	–	1,765	84	–	34,986	–	427,292
1.80%	2,009	–	5,110	1,466	–	55,431	–	61,713
1.85%	1,066	–	757	1,640	–	22,602	–	190,603
1.90%	1,503	–	531	1,398	–	7,666	–	364,975
1.95%	1,517	–	4,398	84	–	10,953	–	257,550
2.00%	91	–	539	–	–	20,244	–	419,047
2.05%	158	–	2,149	–	–	30,964	–	475,753
2.10%	272	–	935	533	–	20,425	–	147,968
2.15%	682	–	1,855	–	–	8,454	–	178,976
2.20%	–	–	19	–	–	5,703	–	87,320
2.25%	–	–	–	–	–	3,723	–	1,140,920
2.30%	–	–	63	–	–	4,945	–	223,763
2.35%	–	–	71	–	–	6,922	–	487,380
2.40%	–	–	244	–	–	2,656	–	26,167
2.45%	406	–	–	–	–	538	–	281,850
2.50%	–	–	10	–	–	631	–	34,779
2.55%	–	–	6	–	–	335	–	168,780
2.60%	–	–	–	–	–	531	–	193,224
2.65%	–	–	–	–	–	–	–	53,400
2.70%	–	–	–	–	–	858	–	74,075
2.75%	–	–	–	–	–	3	–	4,576
2.80%	–	–	–	–	–	377	–	39,413
2.85%	–	–	–	–	–	–	–	2,109
2.90%	–	–	–	–	–	57	–	15,441
2.95%	–	–	–	–	–	51	–	8,715
3.00%	–	–	–	–	–	–	–	13,812
3.05%	–	–	–	–	–	–	–	1,548
3.10%	–	–	–	–	–	–	–	6,134
3.15%	–	–	–	–	–	–	–	3,093
3.25%	–	–	–	–	–	–	–	–

Totals	$25,651	64,464	42,899	14,577	107,906	3,784,461	1,015,967	6,761,206

	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr
0.80%	$776	5,168	7,344	1,380	97	283	–	940
0.95%	17	3,466	2,027	315	–	–	–	–
1.05%	2	9,657	9,736	412	–	–	–	–
1.10%	53	14,846	6,131	451	–	–	–	–
1.15%	179,700	820,918	467,704	381,338	–	–	–	–
1.20%	1,840	16,846	32,294	2,425	–	–	–	–
1.25%	45,141	339,358	222,264	132,538	–	–	–	–
1.30%	86,828	436,412	288,853	138,853	–	44,411	14,954	130,261
1.35%	19,574	177,151	127,318	73,114	–	–	–	–
1.40%	126,238	496,096	282,634	195,634	1,547	35,335	8,364	64,159
1.45%	74,691	237,256	128,248	112,187	–	–	–	–
1.50%	39,736	203,428	106,302	98,309	–	–	–	–
1.55%	256,406	896,472	493,560	384,822	–	–	–	–
1.60%	17,561	108,071	54,836	33,380	–	–	–	–
1.65%	175,050	1,525,371	1,453,902	301,493	–	–	–	–
1.70%	20,684	184,451	90,400	40,873	–	–	–	–
1.75%	117,418	817,897	912,634	231,478	–	–	–	–
1.80%	163,071	509,244	340,668	290,717	–	–	–	–
1.85%	43,428	382,998	376,525	164,809	–	–	–	–
1.90%	60,451	394,617	417,454	121,458	–	–	–	–
1.95%	23,858	302,437	362,272	68,957	–	–	–	–
2.00%	61,014	459,071	465,211	119,400	–	–	–	–
2.05%	63,652	615,704	668,989	134,100	–	–	–	–
2.10%	19,780	190,849	303,199	82,390	–	–	–	–
2.15%	37,319	302,062	348,597	72,260	–	–	–	–
2.20%	15,003	138,967	212,737	41,502	–	–	–	–
2.25%	24,152	654,009	846,656	87,514	–	–	–	–
2.30%	18,008	131,125	180,735	32,489	–	–	–	–
2.35%	47,152	406,346	604,154	58,952	–	–	–	–
2.40%	232	35,379	46,817	5,564	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIDCon2	GVITIDMod2	GVITIDModAg2	GVITIDModCon2	GVITIntGro	GVITIntGro3	GVITJPBal	GVITMdCpGr
2.45%	26,065	109,705	160,706	4,851	–	–	–	–
2.50%	8,093	116,870	118,800	14,509	–	–	–	–
2.55%	8,402	151,072	161,142	29,869	–	–	–	–
2.60%	4,180	60,843	85,862	13,909	–	–	–	–
2.65%	6,614	27,406	44,561	–	–	–	–	–
2.70%	3,221	39,890	66,763	44,274	–	–	–	–
2.75%	–	3,328	14,225	1,850	–	–	–	–
2.80%	121	11,230	40,985	4,317	–	–	–	–
2.85%	880	7,180	4,786	308	–	–	–	–
2.90%	1,409	2,866	21,076	2,033	–	–	–	–
2.95%	–	6,654	3,756	284	–	–	–	–
3.00%	–	3,007	2,840	1,174	–	–	–	–
3.05%	–	2,610	10,541	–	–	–	–	–
3.10%	–	10,252	12,131	–	–	–	–	–
3.15%	–	1,864	1,600	–	–	–	–	–
3.25%	–	784	1,124	–	–	–	–	–

Totals	$1,797,820	11,371,233	10,611,099	3,526,492	1,644	80,029	23,318	195,360

	GVITMdCpGr2	GVITMyMkt	GVITNWFund	GVITNWFund2	GVITLead3	GVITSmCapGr	GVITSmCapGr2	GVITSmCapVal
0.80%	$–	13,843	38,458	–	251	462	–	7,767
0.95%	1,625	–	–	–	–	–	–	–
1.05%	1,553	–	–	–	–	–	–	–
1.10%	300	1,805	–	104	–	–	360	–
1.15%	41,207	171,882	–	39,145	–	–	27,311	–
1.20%	292	168	–	164	–	–	–	–
1.25%	13,545	59,676	–	9,718	–	–	8,420	–
1.30%	153	2,712,487	3,269,543	125	34,613	130,035	–	1,142,922
1.35%	4,943	27,148	–	2,453	–	–	3,807	–
1.40%	2,875	1,874,788	1,721,204	109	11,781	66,408	3,219	577,834
1.45%	17,501	208,974	–	4,698	–	–	12,978	–
1.50%	7,682	31,240	–	7,288	–	–	3,977	–
1.55%	34,575	227,318	–	35,361	–	–	24,715	–
1.60%	1,162	26,329	–	2,009	–	–	1,682	–
1.65%	22,390	75,832	–	16,136	–	–	8,025	–
1.70%	4,885	11,581	–	1,178	–	–	6,789	–
1.75%	17,848	70,767	–	9,239	–	–	10,814	–
1.80%	15,728	159,238	–	8,206	–	–	11,883	–
1.85%	11,540	55,976	–	10,348	–	–	3,652	–
1.90%	6,089	7,136	–	5,456	–	–	4,373	–
1.95%	8,940	21,463	–	3,242	–	–	12,657	–
2.00%	11,460	47,353	–	2,699	–	–	1,755	–
2.05%	11,845	43,146	–	3,962	–	–	7,123	–
2.10%	3,844	48,569	–	2,333	–	–	1,541	–
2.15%	8,556	16,614	–	2,577	–	–	1,766	–
2.20%	2,416	22,216	–	175	–	–	567	–
2.25%	7,555	13,097	–	1,527	–	–	1,844	–
2.30%	2,686	13,862	–	1,167	–	–	850	–
2.35%	5,185	10,467	–	4,791	–	–	260	–
2.40%	1,905	3,977	–	145	–	–	–	–
2.45%	1,317	1,391	–	290	–	–	–	–
2.50%	2,010	3,579	–	35	–	–	64	–
2.55%	437	9,389	–	200	–	–	–	–
2.60%	869	2,082	–	271	–	–	–	–
2.65%	36	141	–	–	–	–	–	–
2.70%	119	1,891	–	165	–	–	–	–
2.75%	83	1,026	–	–	–	–	–	–
2.80%	57	170	–	–	–	–	–	–
2.85%	–	931	–	–	–	–	–	–
2.90%	50	47	–	80	–	–	–	–
2.95%	–	–	–	291	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$275,263	5,997,599	5,029,205	175,687	46,645	196,905	160,432	1,728,523

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	GVITSmCapVal2	GVITSmComp	GVITSmComp2	GVITUSGro2	GVITUSGro3	GVITMltSec	GVITVal2	GVITWLead3
0.80%	$–	16,795	–	–	445	369	342	16
0.95%	1,149	–	3,938	–	–	4,251	1,335	–
1.05%	136	–	1,401	–	–	1,554	2	–
1.10%	432	–	838	218	–	176	783	–
1.15%	73,492	–	95,424	25,672	–	48,966	49,627	–
1.20%	212	–	838	–	–	13	138	–
1.25%	41,282	–	58,488	8,360	–	24,820	24,286	–
1.30%	88	1,639,466	2,569	–	59,173	174,764	60,013	9,798
1.35%	14,046	–	21,542	3,337	–	10,038	8,750	–
1.40%	6,116	1,139,060	7,108	1,653	55,070	147,732	33,774	7,051
1.45%	38,915	–	55,326	8,097	–	52,844	19,650	–
1.50%	13,996	–	31,786	10,428	–	13,841	70,239	–
1.55%	87,541	–	101,698	42,456	–	58,136	67,952	–
1.60%	9,087	–	7,913	2,349	–	5,195	13,300	–
1.65%	22,538	–	33,966	12,357	–	27,663	31,455	–
1.70%	8,931	–	20,304	3,483	–	11,227	35,779	–
1.75%	30,756	–	36,307	21,840	–	34,813	46,204	–
1.80%	33,542	–	74,063	24,285	–	25,293	38,756	–
1.85%	16,673	–	26,725	8,986	–	14,084	22,249	–
1.90%	9,513	–	13,822	7,385	–	5,583	17,103	–
1.95%	13,499	–	8,859	5,625	–	4,211	21,122	–
2.00%	7,134	–	18,625	2,562	–	9,739	17,666	–
2.05%	12,975	–	15,667	5,693	–	10,324	18,199	–
2.10%	17,803	–	30,281	8,378	–	6,593	17,240	–
2.15%	5,079	–	7,547	3,241	–	4,901	13,353	–
2.20%	3,387	–	8,436	6,578	–	592	12,464	–
2.25%	3,881	–	64	2,774	–	6,453	9,513	–
2.30%	4,370	–	5,290	1,026	–	62	11,784	–
2.35%	280	–	1,101	1,631	–	262	9,905	–
2.40%	121	–	269	274	–	–	2,842	–
2.45%	767	–	1,282	1,568	–	–	2,849	–
2.50%	13	–	39	5,995	–	–	4,023	–
2.55%	–	–	861	1,749	–	–	2,372	–
2.60%	–	–	18	60	–	–	437	–
2.65%	–	–	165	–	–	–	1,322	–
2.70%	707	–	27	24	–	–	152	–
2.75%	–	–	–	279	–	–	2,211	–
2.80%	–	–	–	–	–	–	881	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	16	–	–	–	359	–
2.95%	–	–	–	307	–	–	287	–
3.00%	–	–	–	–	–	–	752	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$478,461	2,795,321	692,603	228,670	114,688	704,499	691,470	16,865

	JanBal	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap
0.80%	$–	1,359	269	62	366	526	–	625
0.95%	275	2,969	–	–	9,096	768	838	–
1.05%	229	1,833	–	–	1,524	239	1,751	–
1.10%	87	–	–	–	131	48	–	–
1.15%	23,102	13,792	–	–	6,277	7,621	3,577	–
1.20%	385	189	–	–	–	–	–	–
1.25%	10,151	12,060	–	–	4,737	3,293	1,789	–
1.30%	–	263,415	55,481	44,299	125,545	87,153	–	205,799
1.35%	–	–	–	–	25	–	476	–
1.40%	2,792	137,850	11,901	29,613	38,358	50,969	627	122,413
1.45%	7,534	16,781	–	–	349	808	560	–
1.50%	8,683	2,360	–	–	944	1,398	9,127	–
1.55%	36,681	26,206	–	–	12,556	6,099	4,290	–
1.60%	2,966	2,464	–	–	221	3,977	527	–
1.65%	14,472	7,383	–	–	1,146	1,151	1,141	–
1.70%	4,743	10,810	–	–	3,610	2,754	1,132	–
1.75%	20,862	3,294	–	–	945	1,139	1,661	–
1.80%	11,972	10,269	–	–	3,470	5,357	1,597	–
1.85%	2,400	1,541	–	–	906	2,573	463	–
1.90%	520	854	–	–	1,016	10	15	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	JanBal	JanForty	JanGlTechS2	JanGlTech	JanIntGroS2	JanIntGro	JanRMgCore	JPMSTMidCap
1.95%	3,930	1,538	–	–	1,759	1,095	247	–
2.00%	3,150	1,925	–	–	120	629	361	–
2.05%	5,469	6,145	–	–	3,438	1,318	663	–
2.10%	1,723	235	–	–	326	546	423	–
2.15%	1,995	331	–	–	850	186	1,342	–
2.20%	116	1,692	–	–	118	–	706	–
2.25%	1,156	74	–	–	–	–	1,019	–
2.30%	1,205	1,594	–	–	–	–	551	–
2.35%	474	175	–	–	–	–	150	–
2.40%	–	52	–	–	–	–	234	–
2.45%	2,918	205	–	–	–	383	–	–
2.50%	18	110	–	–	–	–	19	–
2.55%	211	63	–	–	–	–	–	–
2.60%	–	146	–	–	–	–	–	–
2.65%	–	9	–	–	–	–	–	–
2.70%	–	–	–	–	–	–	–	–
2.75%	–	–	–	–	–	–	–	–
2.80%	–	146	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$170,219	529,869	67,651	73,974	217,833	180,040	35,286	328,837

	MFSInvGrStS	MFSValS	MTBAggGr2	MTBConGr2	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMTFasc
0.80%	$–	–	–	–	–	–	–	–
0.95%	996	–	–	–	–	–	–	524
1.05%	17	–	–	–	–	–	–	44
1.10%	1,361	6,865	–	–	–	–	–	298
1.15%	30,305	27,301	–	–	2,461	1,567	14,397	6,453
1.20%	1,500	446	–	–	–	–	–	30
1.25%	15,915	15,394	12	86	2,969	3,874	22,323	3,602
1.30%	1,088	–	–	–	–	–	–	814
1.35%	4,361	5,720	401	87	73	301	1,584	1,968
1.40%	3,986	6,842	–	–	112	90	1,721	979
1.45%	8,099	15,269	–	–	495	464	123	4,312
1.50%	42,221	18,577	–	–	983	556	1,010	2,477
1.55%	45,614	42,421	1	–	4	2	3,232	11,861
1.60%	9,499	5,276	–	–	1,929	1,557	17,185	1,681
1.65%	22,111	16,530	–	–	1,135	732	6,238	7,597
1.70%	10,267	7,283	–	–	551	1,174	10,129	911
1.75%	26,068	27,352	50	41	12	1,534	7,894	5,978
1.80%	31,082	33,298	–	–	–	–	–	3,516
1.85%	17,447	19,633	–	–	–	6	889	3,058
1.90%	7,434	6,619	–	–	449	123	630	2,216
1.95%	6,965	7,591	–	–	100	–	3,693	3,226
2.00%	13,877	13,320	–	–	–	–	172	4,067
2.05%	22,813	21,241	–	–	–	–	–	4,556
2.10%	9,049	18,839	–	–	–	–	3	1,072
2.15%	3,750	5,395	–	–	–	–	–	954
2.20%	4,984	7,578	–	–	–	71	452	1,642
2.25%	6,458	5,511	–	–	–	–	–	–
2.30%	5,082	7,113	–	–	–	–	–	263
2.35%	3,029	9,940	–	–	248	252	242	–
2.40%	1,881	3,268	–	–	–	–	–	438
2.45%	2,063	2,514	–	–	–	–	–	–
2.50%	1,034	791	–	–	–	–	–	92
2.55%	357	1,397	–	–	–	–	–	–
2.60%	125	3,070	–	–	–	–	310	–
2.65%	167	168	–	–	–	–	–	–
2.70%	248	1,869	–	–	–	–	–	–
2.75%	351	393	–	–	–	–	–	–
2.80%	50	518	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	–	–	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	MFSInvGrStS	MFSValS	MTBAggGr2	MTBConGr2	MTBLgCapGr2	MTBLgCapV2	MTBModGr2	NBAMTFasc
2.95%	215	51	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	168	178	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$362,037	365,571	464	214	11,521	12,303	92,227	74,629

	NBAMTGro	NBAMTGuard	NBAMTInt	NBAMTLMat	NBAMTMCGrS	NBAMTPart	NBAMTRegS	NBAMSocRes
0.80%	$3,033	852	–	348	–	6,002	–	–
0.95%	–	–	–	6,086	41	–	–	4,382
1.05%	–	–	–	3,392	48	–	–	2,967
1.10%	–	–	147	4,390	255	–	457	3,933
1.15%	–	–	2,021	70,245	18,032	–	1,635	27,069
1.20%	–	–	–	1,198	87	–	–	–
1.25%	–	–	633	25,388	9,148	–	182	6,439
1.30%	1,634,603	172,978	–	635,484	149	1,558,742	–	22,764
1.35%	–	–	207	6,988	–	–	640	4,681
1.40%	425,495	127,561	112	484,213	2,729	1,333,285	40	4,437
1.45%	–	–	549	64,220	12,276	–	988	16,408
1.50%	–	–	365	26,621	2,926	–	321	7,411
1.55%	–	–	2,166	93,698	18,653	–	2,162	30,644
1.60%	–	–	4	6,842	2,605	–	–	720
1.65%	–	–	413	41,189	10,409	–	477	20,441
1.70%	–	–	49	15,259	5,391	–	35	1,921
1.75%	–	–	3,147	63,968	4,660	–	1,094	29,231
1.80%	–	–	718	52,076	11,339	–	616	16,227
1.85%	–	–	270	24,921	4,801	–	200	9,534
1.90%	–	–	157	9,058	2,289	–	186	2,164
1.95%	–	–	2,663	6,290	2,956	–	2,665	6,117
2.00%	–	–	1,006	19,678	1,570	–	341	7,369
2.05%	–	–	556	15,864	6,773	–	354	10,350
2.10%	–	–	1,246	12,649	927	–	204	10,832
2.15%	–	–	1,840	3,941	1,261	–	1,365	4,669
2.20%	–	–	88	1,327	2,339	–	211	8,833
2.25%	–	–	21	6,019	731	–	16	899
2.30%	–	–	39	1,659	922	–	20	4,720
2.35%	–	–	1,918	3,309	192	–	370	5,869
2.40%	–	–	20	627	100	–	–	460
2.45%	–	–	122	483	189	–	325	755
2.50%	–	–	–	341	184	–	–	2,611
2.55%	–	–	115	2,943	–	–	164	356
2.60%	–	–	90	194	–	–	–	742
2.65%	–	–	–	–	–	–	26	208
2.70%	–	–	85	66	34	–	18	688
2.75%	–	–	–	22	–	–	–	1
2.80%	–	–	–	–	55	–	–	214
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	49	–	–	–	–	87
2.95%	–	–	–	–	–	–	–	52
3.00%	–	–	–	–	–	–	–	222
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$2,063,131	301,391	20,816	1,710,996	124,071	2,898,029	15,112	277,427

	OppAggGro	OppBal	OppBdFd	OppCapAp	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
0.80%	$1,026	2,849	1,521	5,133	–	1,452	–	3,199
0.95%	–	–	–	–	1,446	–	6,161	–
1.05%	–	–	–	–	342	–	4,378	–
1.10%	–	–	–	–	1,877	–	1,300	–
1.15%	–	–	–	–	106,418	–	117,722	–
1.20%	–	–	–	–	1,660	–	768	–
1.25%	–	–	–	–	62,483	–	52,546	–
1.30%	239,915	1,304,482	1,109,259	1,127,138	1,273	833,898	1,805	2,543,720
1.35%	–	–	–	–	22,265	–	37,684	–
1.40%	104,368	906,059	919,625	624,389	9,679	336,558	7,189	1,772,689
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppAggGro	OppBal	OppBdFd	OppCapAp	OppCapApS	OppGlSec3	OppGlSec4	OppGlSec
1.45%	–	–	–	–	55,205	–	63,829	–
1.50%	–	–	–	–	28,955	–	22,608	–
1.55%	–	–	–	–	133,139	–	123,444	–
1.60%	–	–	–	–	10,624	–	7,562	–
1.65%	–	–	–	–	66,065	–	42,615	–
1.70%	–	–	–	–	16,259	–	11,769	–
1.75%	–	–	–	–	39,371	–	40,286	–
1.80%	–	–	–	–	63,270	–	72,214	–
1.85%	–	–	–	–	27,917	–	29,003	–
1.90%	–	–	–	–	13,370	–	5,996	–
1.95%	–	–	–	–	16,200	–	11,983	–
2.00%	–	–	–	–	20,014	–	22,704	–
2.05%	–	–	–	–	45,295	–	11,887	–
2.10%	–	–	–	–	17,737	–	20,805	–
2.15%	–	–	–	–	11,700	–	6,379	–
2.20%	–	–	–	–	10,600	–	10,609	–
2.25%	–	–	–	–	15,371	–	217	–
2.30%	–	–	–	–	6,834	–	3,604	–
2.35%	–	–	–	–	11,735	–	1,361	–
2.40%	–	–	–	–	2,084	–	1,009	–
2.45%	–	–	–	–	3,630	–	–	–
2.50%	–	–	–	–	2,967	–	55	–
2.55%	–	–	–	–	763	–	289	–
2.60%	–	–	–	–	721	–	–	–
2.65%	–	–	–	–	137	–	–	–
2.70%	–	–	–	–	214	–	14	–
2.75%	–	–	–	–	73	–	–	–
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	–	–	–	130	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$345,309	2,213,390	2,030,405	1,756,660	827,823	1,171,908	739,795	4,319,608

	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	PioSmCapV	PVTGroInc	PVTIntEq
0.80%	$–	–	767	–	–	–	–	–
0.95%	953	3,032	–	908	189	3,983	1,469	–
1.05%	508	1,056	–	555	20	3,927	357	–
1.10%	490	640	–	1,442	581	–	572	–
1.15%	51,646	58,480	–	75,840	36,051	–	15,873	2,402
1.20%	1,047	1,205	–	630	101	–	–	–
1.25%	48,717	29,344	–	34,791	14,480	–	5,022	1,789
1.30%	2,656	36	264,054	551	25	–	–	–
1.35%	–	11,654	–	15,904	7,401	–	1,953	–
1.40%	9,878	11,535	141,423	9,313	2,187	83	698	1,532
1.45%	21,133	74,926	–	31,121	16,067	–	4,007	1,267
1.50%	10,907	10,535	–	24,050	10,561	–	4,388	2,332
1.55%	51,045	98,758	–	102,966	50,943	–	23,898	5,095
1.60%	4,315	8,819	–	12,253	5,126	–	1,716	112
1.65%	23,804	27,510	–	51,430	12,610	–	19,907	1,787
1.70%	7,270	8,861	–	19,867	5,864	–	1,815	1,497
1.75%	12,029	29,382	–	30,303	12,984	–	6,914	852
1.80%	31,123	49,578	–	64,072	34,149	–	9,200	2,408
1.85%	10,362	18,781	–	20,840	7,269	–	4,392	539
1.90%	6,323	7,390	–	9,585	2,468	–	1,084	585
1.95%	1,929	4,337	–	14,416	7,453	–	1,879	–
2.00%	1,876	15,607	–	22,497	4,243	–	5,872	151
2.05%	5,293	11,295	–	25,311	3,129	–	6,219	556
2.10%	7,814	8,563	–	12,923	3,243	–	3,404	77
2.15%	1,678	1,671	–	14,654	2,579	–	5,603	–
2.20%	–	3,814	–	4,859	669	–	701	–
2.25%	142	1,110	–	9,479	114	–	4,237	–
2.30%	242	405	–	6,429	95	–	569	–
2.35%	–	771	–	8,868	658	–	870	–
2.40%	–	–	–	340	6	–	606	366
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	OppGlSecS	OppHighIncS	OppMSt	OppMStS	OppMStSCapS	PioSmCapV	PVTGroInc	PVTIntEq
2.45%	–	54	–	1,931	296	–	314	–
2.50%	–	–	–	1,302	49	–	701	–
2.55%	–	–	–	785	39	–	–	–
2.60%	–	–	–	1,236	18	–	453	–
2.65%	–	–	–	739	–	–	–	56
2.70%	–	–	–	1,362	34	–	–	–
2.75%	–	–	–	739	–	–	76	–
2.80%	–	–	–	528	–	–	80	–
2.85%	–	–	–	770	–	–	–	–
2.90%	–	–	–	80	13	–	–	–
2.95%	–	–	–	49	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$313,180	499,149	406,244	635,718	241,714	7,993	134,849	23,403

	PVTVoyII	TRoeBlChip2	TRowEqInc2	TRowLtdTBd2	VEWrldBdR1	VEWrldBd	VEWrldEMktR1	VEWrldEMkt
0.80%	$–	–	–	–	19	137	476	1,127
0.95%	18	–	–	–	–	–	–	–
1.05%	508	–	–	–	–	–	–	–
1.10%	151	88	176	42	–	–	–	–
1.15%	5,775	4,256	9,817	2,007	–	–	–	–
1.20%	71	–	–	–	–	–	–	–
1.25%	3,990	614	2,784	178	–	–	–	–
1.30%	–	–	18	–	45,023	279,631	99,553	324,080
1.35%	317	966	4,499	590	–	–	–	–
1.40%	38	106	692	365	45,229	138,476	38,275	180,576
1.45%	1,509	373	2,955	353	–	–	–	–
1.50%	2,354	3,189	1,575	153	–	–	–	–
1.55%	7,808	5,767	9,328	2,175	–	–	–	–
1.60%	272	175	1,433	153	–	–	–	–
1.65%	8,777	463	2,385	882	–	–	–	–
1.70%	720	454	1,106	67	–	–	–	–
1.75%	2,017	3,266	7,188	2,641	–	–	–	–
1.80%	1,699	1,470	1,442	887	–	–	–	–
1.85%	2,733	595	1,587	59	–	–	–	–
1.90%	776	96	205	18	–	–	–	–
1.95%	527	341	5,340	49	–	–	–	–
2.00%	1,947	1,671	2,246	2,370	–	–	–	–
2.05%	5,829	203	374	20	–	–	–	–
2.10%	245	1,957	1,429	112	–	–	–	–
2.15%	825	1,938	2,822	1,074	–	–	–	–
2.20%	776	1,184	1,602	544	–	–	–	–
2.25%	1,364	204	215	–	–	–	–	–
2.30%	1,036	767	474	54	–	–	–	–
2.35%	662	1,604	3,252	751	–	–	–	–
2.40%	1,464	34	73	1	–	–	–	–
2.45%	314	100	276	–	–	–	–	–
2.50%	572	37	181	11	–	–	–	–
2.55%	52	16	34	2,745	–	–	–	–
2.60%	446	4	–	–	–	–	–	–
2.65%	29	22	22	–	–	–	–	–
2.70%	209	377	256	58	–	–	–	–
2.75%	73	–	–	–	–	–	–	–
2.80%	103	–	13	–	–	–	–	–
2.85%	–	–	–	–	–	–	–	–
2.90%	–	6	–	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$56,006	32,343	65,799	18,359	90,271	418,244	138,304	505,783

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	VEWrldHAsR1	VEWrldHAs	VKCorPlus2	VKEmMkt	VKEmMkt2	VKUSRealEst	VKUSRealEst2	VicDivrStk
0.80%	$517	2,232	–	236	–	7,004	–	–
0.95%	–	–	106	–	385	–	4,243	–
1.05%	–	–	27	–	–	–	419	–
1.10%	–	–	414	–	289	–	3,138	–
1.15%	–	–	18,300	–	6,705	–	138,061	506
1.20%	–	–	85	–	–	–	550	–
1.25%	–	–	7,724	–	4,699	–	49,055	4,125
1.30%	149,871	407,595	–	116,956	–	1,475,800	228	–
1.35%	–	–	6,136	–	–	–	31,077	109
1.40%	82,942	184,496	1,848	66,152	368	970,720	12,299	–
1.45%	–	–	15,223	–	4,606	–	51,913	1
1.50%	–	–	19,980	–	4,523	–	35,398	1,131
1.55%	–	–	19,486	–	6,926	–	176,583	51
1.60%	–	–	2,370	–	902	–	15,589	301
1.65%	–	–	11,826	–	873	–	51,353	277
1.70%	–	–	6,370	–	1,032	–	14,081	533
1.75%	–	–	15,000	–	733	–	46,093	623
1.80%	–	–	16,171	–	2,198	–	85,885	371
1.85%	–	–	7,818	–	2,518	–	44,112	314
1.90%	–	–	3,797	–	933	–	14,130	–
1.95%	–	–	4,654	–	345	–	11,567	945
2.00%	–	–	6,797	–	45	–	14,355	40
2.05%	–	–	5,822	–	1,100	–	22,158	–
2.10%	–	–	2,561	–	1,706	–	10,605	237
2.15%	–	–	6,221	–	1,118	–	4,217	–
2.20%	–	–	3,560	–	77	–	8,944	–
2.25%	–	–	2,849	–	–	–	6,476	–
2.30%	–	–	4,285	–	–	–	677	–
2.35%	–	–	3,265	–	–	–	392	–
2.40%	–	–	568	–	–	–	1,252	–
2.45%	–	–	1,402	–	265	–	2,534	–
2.50%	–	–	234	–	–	–	73	–
2.55%	–	–	366	–	–	–	459	–
2.60%	–	–	183	–	–	–	–	–
2.65%	–	–	–	–	–	–	963	–
2.70%	–	–	150	–	–	–	4,237	–
2.75%	–	–	2	–	–	–	1,069	–
2.80%	–	–	–	–	–	–	–	–
2.85%	–	–	85	–	–	–	–	–
2.90%	–	–	45	–	–	–	–	–
2.95%	–	–	–	–	–	–	–	–
3.00%	–	–	–	–	–	–	–	–
3.05%	–	–	–	–	–	–	–	–
3.10%	–	–	–	–	–	–	–	–
3.15%	–	–	–	–	–	–	–	–
3.25%	–	–	–	–	–	–	–	–

Totals	$233,330	594,323	195,730	183,344	42,346	2,453,524	864,185	9,564

	WFDisc	WFTrustOp	WFLrgCoGro	WFMnMrkt	WFTotRetBd
0.80%	$577	7,014	–	–	–
0.95%	–	–	–	–	–
1.05%	–	–	–	–	–
1.10%	–	–	–	–	–
1.15%	–	–	–	91	15
1.20%	–	–	–	–	–
1.25%	–	–	–	–	–
1.30%	663,804	3,696,357	–	–	–
1.35%	–	–	–	–	–
1.40%	297,030	1,531,106	7	1,022	–
1.45%	–	–	–	–	–
1.50%	–	–	–	–	–
1.55%	–	–	–	–	–
1.60%	–	–	–	–	–
1.65%	–	–	–	2	–
1.70%	–	–	–	–	–
1.75%	–	–	18	–	–
1.80%	–	–	–	–	–
1.85%	–	–	–	–	–
1.90%	–	–	310	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	WFDisc	WFTrustOp	WFLrgCoGro	WFMnMrkt	WFTotRetBd
1.95%	–	–	–	–	–
2.00%	–	–	56	–	–
2.05%	–	–	–	–	–
2.10%	–	–	598	–	–
2.15%	–	–	–	–	–
2.20%	–	–	628	–	–
2.25%	–	–	–	–	–
2.30%	–	–	–	–	–
2.35%	–	–	–	–	–
2.40%	–	–	–	–	–
2.45%	–	–	–	–	–
2.50%	–	–	–	–	–
2.55%	–	–	–	–	–
2.60%	–	–	–	–	–
2.65%	–	–	–	–	–
2.70%	–	–	–	–	–
2.75%	–	–	–	–	–
2.80%	–	–	–	–	–
2.85%	–	–	–	–	–
2.90%	–	–	–	–	–
2.95%	–	–	–	–	–
3.00%	–	–	–	–	–
3.05%	–	–	–	–	–
3.10%	–	–	–	–	–
3.15%	–	–	–	–	–
3.25%	–	–	–	–	–

Totals	$961,411	5,234,477	1,617	1,115	15

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $281,754,798 and $414,416,736 respectively, and total transfers from the Account to the fixed account were $86,585,725 and $105,143,370, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments receiv ed from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $11,235,861 and $12,885,852 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For guaranteed minimum death benefits, the Company contributed $1,705,112 and $3,760,175 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

For Purchase Payment Credits, the Company contributed $2,000,683 and $1,578,876 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclose d as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM VIF – Basic Value Fund – Series II Shares
2005	0.95% to 2.95%	3,126,816	$12.64 to 14.06	$49,174,442	0.00%	4.43% to 2.33%
2004	0.95% to 2.80%	2,372,812	12.11 to 13.78	35,865,728	0.00%	9.79% to 7.74%
2003	0.95% to 2.80%	725,730	11.03 to 12.79	9,990,108	0.00%	10.28% to 27.90%	(a) (b)

AIM VIF – Capital Appreciation Fund – Series II Shares
2005	0.95% to 2.95%	783,186	12.18 to 13.19	11,580,313	0.00%	7.55% to 5.38%
2004	0.95% to 2.85%	995,122	11.33 to 12.54	13,783,771	0.00%	5.32% to 3.30%
2003	0.95% to 2.80%	208,483	10.76 to 12.14	2,749,979	0.00%	7.56% to 21.42%	(a) (b)

AIM VIF – Capital Development Fund – Series II Shares
2005	0.95% to 3.00%	938,234	13.62 to 15.09	15,894,114	0.00%	8.23% to 6.00%
2004	0.95% to 2.70%	681,736	12.59 to 15.48	10,765,387	0.00%	14.17% to 12.16%
2003	1.15% to 2.65%	156,782	14.00 to 13.81	2,180,408	0.00%	39.96% to 38.10%	(a) (b)

Alger American Balanced Portfolio – Class S
2005	0.95% to 1.45%	37,454	11.73 to 11.60	439,160	1.78%	7.13% to 6.59%
2004	0.95% to 1.45%	11,877	10.95 to 10.88	129,991	1.97%	3.28% to 2.76%

Alger American MidCap Growth Portfolio – Class S
2005	0.95% to 1.80%	31,739	13.06 to 12.80	413,029	0.00%	8.50% to 7.57%
2004	0.95% to 1.45%	17,910	12.03 to 11.95	215,064	0.00%	11.69% to 11.13%
2003	0.95%	2,204	10.77	23,746	0.00%	7.74%	(a) (b)

Alliance VPSF – AllianceBernstein Growth & Income Portfolio – Class B
2005	0.95% to 2.90%	1,458,592	12.61 to 13.36	22,196,589	1.24%	3.60% to 1.57%
2004	0.95% to 2.90%	1,632,039	12.17 to 13.15	24,059,143	0.88%	10.17% to 8.00%
2003	0.95% to 2.90%	1,055,483	11.05 to 12.18	14,215,858	0.14%	10.51% to 21.78%	(a) (b)

Alliance VPSF – AllianceBernstein Small/Mid Cap Value Portfolio – Class B
2005	0.95% to 2.40%	472,597	14.34 to 17.73	8,416,951	0.55%	5.62% to 4.08%
2004	0.95% to 2.70%	497,373	13.58 to 16.94	8,511,826	0.09%	17.94% to 15.86%
2003	1.10% to 2.70%	282,978	14.83 to 14.62	4,130,159	0.05%	48.33% to 46.22%	(a) (b)

American Century VP – Balanced Fund – Class I
2005	0.80% to 1.40%	4,467,709	18.24 to 20.02	94,404,446	1.89%	4.10% to 3.47%
2004	0.80% to 1.40%	5,476,571	17.53 to 19.35	111,421,119	1.68%	8.90% to 8.24%
2003	0.80% to 1.40%	6,309,606	16.09 to 17.88	118,238,558	2.53%	18.50% to 17.79%
2002	0.80% to 1.40%	6,701,595	13.58 to 16.57	106,481,584	2.84%	-10.82% to -10.28%
2001	0.80% to 1.40%	7,936,316	15.14 to 18.56	141,082,423	2.85%	-4.90% to -4.32%

American Century VP – Capital Appreciation Fund – Class I
2005	0.80% to 1.40%	4,837,975	13.28 to 16.19	129,211,185	0.00%	21.09% to 20.36%
2004	0.80% to 1.40%	5,652,516	10.97 to 13.45	124,449,595	0.00%	6.72% to 6.08%
2003	0.80% to 1.40%	6,916,987	10.28 to 12.68	141,677,225	0.00%	19.51% to 18.79%
2002	0.80% to 1.40%	8,313,614	8.60 to 21.07	140,824,556	0.00%	-22.31% to -21.83%
2001	0.80% to 1.40%	10,868,054	11.00 to 27.09	231,878,049	0.00%	-29.08% to -28.65%

American Century VP – Income & Growth Fund – Class I
2005	0.80% to 1.40%	3,657,933	12.24 to 11.69	42,972,046	2.07%	3.80% to 3.17%
2004	0.80% to 1.40%	4,654,910	11.79 to 11.33	52,942,168	1.40%	12.09% to 11.41%
2003	0.80% to 1.40%	5,714,030	10.52 to 10.17	58,274,174	1.11%	28.32% to 27.54%
2002	0.80% to 1.40%	5,125,581	7.97 to 8.20	40,961,204	1.15%	-20.50% to -20.02%
2001	0.80% to 1.40%	6,383,548	10.03 to 10.25	64,124,490	0.93%	-9.64% to -9.09%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century VP – Income & Growth Fund – Class II
2005	0.95% to 2.85%	974,803	$12.97 to 11.33	$14,596,589	1.77%	3.53% to 1.59%
2004	0.95% to 2.85%	964,870	12.53 to 11.15	14,094,019	1.13%	11.50% to 9.46%
2003	0.95% to 2.80%	513,470	11.24 to 12.24	6,815,250	0.00%	12.35% to 22.37%	(a) (b)

American Century VP – Inflation Protection Fund – Class II
2005	0.80% to 3.00%	7,317,685	10.86 to 10.36	79,291,554	4.66%	0.75% to -1.48%
2004	0.80% to 3.00%	5,306,858	10.78 to 10.51	57,508,773	3.39%	4.96% to 2.64%
2003	0.80% to 2.55%	1,303,256	10.27 to 10.29	13,554,997	1.08%	2.69% to 2.92%	(a)

American Century VP – International Fund – Class I
2005	0.80% to 1.40%	3,664,642	19.21 to 18.13	66,905,080	1.18%	12.35% to 11.67%
2004	0.80% to 1.40%	4,655,031	17.10 to 16.24	76,046,364	0.57%	14.00% to 13.32%
2003	0.80% to 1.40%	6,008,220	15.00 to 14.33	86,550,127	0.75%	23.51% to 22.77%
2002	0.80% to 1.40%	7,997,923	11.67 to 12.14	93,782,519	0.88%	-21.49% to -21.01%
2001	0.80% to 1.40%	12,314,247	14.87 to 15.37	183,795,862	0.09%	-30.17% to -29.74%

American Century VP – International Fund – Class II
2005	0.95% to 2.15%	187,627	14.45 to 16.03	3,059,229	1.01%	12.03% to 10.68%
2004	0.95% to 2.15%	218,350	12.90 to 14.48	3,195,978	0.49%	13.68% to 12.31%
2003	0.95% to 2.70%	238,887	11.35 to 12.83	3,091,431	0.00%	13.46% to 28.33%	(a) (b)

American Century VP – International Fund – Class III
2005	0.80% to 1.40%	2,307,236	12.77 to 12.49	28,896,626	1.13%	12.20% to 11.52%
2004	0.80% to 1.40%	2,469,324	11.38 to 11.20	27,706,844	0.54%	14.16% to 13.47%
2003	0.80% to 1.40%	2,431,962	9.97 to 9.87	24,027,699	0.68%	23.51% to 22.77%
2002	0.80% to 1.40%	1,893,970	8.04 to 8.07	15,231,488	0.00%	-19.61% to -19.28%	(a) (b)

American Century VP – International Fund – Class IV
2005	0.95% to 2.65%	771,337	12.63 to 12.27	9,654,221	0.89%	11.90% to 9.99%
2004	0.95% to 2.30%	493,520	11.29 to 11.19	5,550,929	0.00%	12.89% to 11.87%	(a) (b)

American Century VP – Mid Cap Value Fund – Class II
2005	1.15% to 2.90%	483,218	11.22 to 11.09	5,404,126	1.28%	12.21% to 10.89%	(a) (b)

American Century VP – Ultra® Fund – Class I
2005	0.80% to 1.40%	704,273	11.02 to 10.78	7,610,398	0.00%	1.35% to 0.74%
2004	0.80% to 1.40%	671,844	10.88 to 10.70	7,201,616	0.00%	9.79% to 9.13%
2003	0.80% to 1.40%	596,069	9.91 to 9.81	5,850,738	0.00%	23.90% to 23.15%
2002	0.80% to 1.40%	144,545	7.96 to 8.00	1,151,365	0.33%	-20.37% to -20.05%	(a) (b)

American Century VP – Ultra® Fund – Class II
2005	0.95% to 2.90%	1,111,532	11.82 to 12.40	15,585,166	0.00%	1.01% to -0.97%
2004	0.95% to 2.85%	833,172	11.70 to 12.54	11,612,690	0.00%	9.54% to 7.44%
2003	1.15% to 2.75%	251,964	13.07 to 11.68	3,176,173	0.00%	30.66% to 16.77%	(a) (b)

American Century VP – Value Fund – Class I
2005	0.80% to 1.40%	7,260,905	22.30 to 21.11	154,247,554	0.93%	4.20% to 3.57%
2004	0.80% to 1.40%	8,834,706	21.40 to 20.39	181,034,811	1.06%	13.42% to 12.73%
2003	0.80% to 1.40%	9,070,068	18.87 to 18.08	164,712,767	1.01%	27.93% to 27.15%
2002	0.80% to 1.40%	10,608,306	14.22 to 14.75	151,374,824	0.98%	-13.84% to -13.32%
2001	0.80% to 1.40%	12,737,342	16.51 to 17.02	210,784,815	0.86%	11.23% to 11.91%

American Century VP – Value Fund – Class II
2005	0.95% to 2.95%	4,664,738	13.16 to 13.87	73,014,202	0.59%	3.86% to 1.77%
2004	0.95% to 2.80%	2,735,693	12.67 to 13.66	41,571,673	0.53%	13.09% to 10.98%
2003	1.10% to 2.80%	875,072	13.63 to 12.31	11,835,842	0.00%	36.27% to 23.13%	(a) (b)

American Century VP – Vista(SM) Fund – Class II
2005	1.10% to 2.90%	106,490	11.37 to 11.23	1,205,764	0.00%	13.72% to 12.35%	(a) (b)

American VIS – Growth Fund – Class 1
2005	1.30%	304,890	70.93	21,624,645	0.86%	14.99%
2004	1.30%	328,214	61.68	20,244,087	0.35%	11.28%
2003	1.30%	365,065	55.43	20,233,757	0.37%	35.36%
2002	1.30%	395,501	40.94	16,193,780	0.18%	-25.26%
2001	1.30%	473,727	54.78	25,950,752	0.61%	-19.01%

American VIS – High-Income Bond Fund – Class 1
2005	1.30%	51,290	37.04	1,899,949	5.71%	1.13%
2004	1.30%	56,446	36.63	2,067,573	5.70%	8.40%
2003	1.30%	79,839	33.79	2,697,763	10.29%	28.10%
2002	1.30%	52,094	26.38	1,374,108	8.77%	-2.79%
2001	1.30%	57,996	27.14	1,573,778	9.84%	6.60%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American VIS – U.S. Government/AAA-Rated Securities Fund – Class 1
2005	1.30%	88,729	$27.29	$2,421,277	3.90%	1.37%
2004	1.30%	91,982	26.92	2,476,082	4.87%	2.24%
2003	1.30%	110,931	26.33	2,920,820	3.56%	1.18%
2002	1.30%	125,824	26.02	3,274,314	4.55%	8.03%
2001	1.30%	121,523	24.09	2,927,289	5.81%	5.84%

Charles Schwab Money Market Portfolio
2005	0.95% to 1.90%	1,114,003	10.16 to 9.94	11,301,111	3.00%	1.77% to 0.80%
2004	0.95% to 1.85%	438,727	9.98 to 9.86	4,373,727	0.96%	-0.06% to -0.96%
2003	0.95% to 1.45%	245,954	9.99 to 9.97	2,456,759	0.09%	-0.11% to -0.27%	(a) (b)

Credit Suisse Trust – Global Small Cap Portfolio
2005	0.80% to 1.40%	377,164	14.38 to 13.62	5,168,448	0.00%	15.22% to 14.52%
2004	0.80% to 1.40%	509,005	12.48 to 11.89	6,084,949	0.00%	17.05% to 16.34%
2003	0.80% to 1.40%	665,511	10.67 to 10.22	6,834,165	0.00%	46.48% to 45.59%
2002	0.80% to 1.40%	871,300	7.02 to 7.28	6,140,841	0.00%	-35.08% to -34.68%
2001	0.80% to 1.40%	1,505,921	10.81 to 11.15	16,336,811	0.00%	-29.64% to -29.21%

Credit Suisse Trust – International Focus Portfolio
2005	0.80% to 1.40%	3,268,498	13.75 to 13.30	43,719,660	0.84%	16.50% to 15.80%
2004	0.80% to 1.40%	4,168,927	11.80 to 11.49	48,123,003	0.93%	13.82% to 13.14%
2003	0.80% to 1.40%	5,366,505	10.37 to 10.15	54,715,107	0.43%	32.03% to 31.23%
2002	0.80% to 1.40%	6,977,626	7.74 to 7.85	54,182,847	0.00%	-21.03% to -20.55%
2001	0.80% to 1.40%	10,217,779	9.80 to 9.88	100,414,080	0.00%	-23.37% to -22.90%

Credit Suisse Trust – Small Cap Growth Portfolio
2005	0.80% to 1.40%	5,728,799	16.28 to 17.07	98,399,267	0.00%	-3.46% to -4.04%
2004	0.80% to 1.40%	7,254,068	16.86 to 17.78	129,733,218	0.00%	9.98% to 9.32%
2003	0.80% to 1.40%	8,999,069	15.33 to 16.27	147,102,444	0.00%	47.36% to 46.47%
2002	0.80% to 1.40%	10,206,558	10.41 to 11.19	113,825,374	0.00%	-34.62% to -34.22%
2001	0.80% to 1.40%	13,924,081	15.82 to 17.10	237,323,291	0.00%	-17.19% to -16.69%

Dreyfus IP – Small Cap Stock Index Portfolio – Service Class
2005	0.80% to 2.50%	3,454,461	13.42 to 17.92	52,798,571	0.00%	6.38% to 4.56%
2004	0.80% to 2.70%	3,662,793	12.62 to 17.08	50,846,240	0.46%	20.91% to 18.60%
2003	0.80% to 2.35%	2,490,303	10.43 to 10.15	27,176,568	0.28%	36.68% to 44.44%	(b)
2002	0.80% to 1.40%	466,308	7.60 to 7.63	3,546,444	0.31%	-23.97% to -23.66%	(a) (b)

Dreyfus Socially Responsible Growth Fund, Inc., The
2005	0.80% to 1.40%	4,359,987	16.95 to 20.79	95,023,542	0.00%	2.79% to 2.17%
2004	0.80% to 1.40%	5,445,879	16.49 to 20.35	115,826,541	0.36%	5.36% to 4.72%
2003	0.80% to 1.40%	6,701,628	15.66 to 19.43	135,576,829	0.11%	25.00% to 24.24%
2002	0.80% to 1.40%	7,243,408	12.52 to 16.66	117,819,427	0.19%	-29.94% to -29.51%
2001	0.80% to 1.40%	9,331,556	17.77 to 23.76	215,882,811	0.06%	-23.67% to -23.20%

Dreyfus Stock Index Fund, Inc. – Initial Shares
2005	0.80% to 1.40%	21,479,216	22.61 to 27.26	590,648,682	1.54%	3.86% to 3.23%
2004	0.80% to 1.40%	27,047,637	21.77 to 26.41	719,718,796	1.71%	9.76% to 9.09%
2003	0.80% to 1.40%	32,699,415	19.84 to 24.21	796,781,905	1.40%	27.34% to 26.57%
2002	0.80% to 1.40%	38,520,995	15.58 to 19.36	740,960,376	1.27%	-23.45% to -22.98%
2001	0.80% to 1.40%	47,103,460	20.23 to 25.27	1,182,651,353	1.03%	-13.42% to -12.89%

Dreyfus Stock Index Fund, Inc. – Service Shares
2005	0.95% to 3.00%	6,341,787	12.49 to 13.00	93,210,382	1.41%	3.44% to 1.31%
2004	0.95% to 3.00%	5,049,202	12.07 to 12.84	72,127,749	1.74%	9.30% to 7.04%
2003	0.95% to 2.90%	1,563,084	11.04 to 12.00	20,724,193	0.73%	10.44% to 20.00%	(a) (b)

Dreyfus VIF – Appreciation Portfolio – Initial Shares
2005	0.80% to 1.40%	4,029,605	13.86 to 13.17	53,378,443	0.02%	3.55% to 2.92%
2004	0.80% to 1.40%	4,990,800	13.39 to 12.79	64,177,831	1.53%	4.21% to 3.58%
2003	0.80% to 1.40%	6,013,001	12.85 to 12.35	74,581,255	1.29%	20.20% to 19.47%
2002	0.80% to 1.40%	7,086,046	10.34 to 10.69	73,506,332	1.03%	-17.88% to -17.38%
2001	0.80% to 1.40%	8,242,002	12.59 to 12.94	104,038,905	0.74%	-10.59% to -10.04%

Dreyfus VIF – Appreciation Portfolio – Service Shares
2005	0.95% to 3.00%	1,814,647	11.77 to 11.87	24,136,811	0.00%	3.13% to 1.00%
2004	0.95% to 2.85%	1,357,385	11.42 to 11.78	17,648,287	2.09%	3.80% to 1.81%
2003	1.15% to 2.65%	396,749	12.70 to 12.54	4,997,749	1.99%	27.04% to 25.35%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus VIF – Developing Leaders Portfolio – Service Shares
2005	0.95% to 2.40%	339,465	$12.34 to 15.26	$5,241,910	0.00%	4.56% to 3.03%
2004	0.95% to 2.40%	327,297	11.80 to 14.81	4,907,676	0.00%	9.99% to 8.38%
2003	1.10% to 2.40%	131,238	13.83 to 13.67	1,800,570	0.00%	38.26% to 36.67%	(a) (b)

Dreyfus VIF – Growth and Income Portfolio – Initial Shares
2005	0.80% to 1.40%	2,832,165	13.42 to 12.71	36,194,164	1.29%	2.53% to 1.91%
2004	0.80% to 1.40%	3,540,729	13.09 to 12.47	44,355,941	1.18%	6.61% to 5.96%
2003	0.80% to 1.40%	4,245,970	12.28 to 11.77	50,156,353	0.77%	25.56% to 24.80%
2002	0.80% to 1.40%	4,941,819	9.43 to 9.78	46,735,460	0.59%	-26.38% to -25.93%
2001	0.80% to 1.40%	6,347,774	12.81 to 13.20	81,481,728	0.48%	-7.17% to -6.60%

Federated IS – American Leaders Fund II – Service Shares
2005	0.95% to 2.75%	177,529	12.68 to 13.39	2,536,537	1.27%	3.78% to 1.90%
2004	1.15% to 2.75%	191,712	14.45 to 13.14	2,665,097	1.22%	8.24% to 6.49%
2003	1.15% to 2.55%	77,357	13.35 to 13.18	1,001,093	0.00%	33.50% to 31.84%	(a) (b)

Federated IS – Capital Appreciation Fund II – Service Shares
2005	1.05% to 3.15%	236,710	11.67 to 12.06	3,170,136	0.84%	0.63% to -1.50%
2004	1.05% to 3.15%	262,174	11.60 to 12.24	3,512,976	0.53%	5.99% to 3.74%
2003	1.10% to 2.80%	177,660	13.00 to 11.83	2,254,950	0.00%	30.02% to 18.27%	(a) (b)

Federated IS – Quality Bond Fund II – Primary Shares
2005	0.80% to 1.40%	1,866,157	11.50 to 11.25	21,031,569	3.80%	0.49% to -0.12%
2004	0.80% to 1.40%	2,208,926	11.44 to 11.26	24,906,332	4.23%	2.79% to 2.17%
2003	0.80% to 1.40%	3,097,044	11.13 to 11.02	34,160,926	4.10%	3.81% to 3.18%
2002	0.80% to 1.40%	2,559,029	10.68 to 10.72	27,343,161	0.00%	6.82% to 7.25%	(a) (b)

Federated IS – Quality Bond Fund II – Service Shares
2005	0.95% to 2.95%	4,648,453	10.51 to 9.79	48,245,065	3.29%	0.03% to -1.98%
2004	0.95% to 2.85%	3,548,586	10.50 to 10.78	37,072,244	3.23%	2.34% to 0.39%
2003	0.95% to 2.60%	1,665,638	10.26 to 10.78	17,093,448	0.01%	2.63% to 1.48%	(a) (b)

Fidelity® VIP – Equity-Income Portfolio – Initial Class
2005	0.80% to 1.40%	24,111,620	22.66 to 28.49	951,276,572	1.68%	5.02% to 4.39%
2004	0.80% to 1.40%	29,628,395	21.58 to 27.29	1,103,365,925	1.58%	10.64% to 9.97%
2003	0.80% to 1.40%	35,119,867	19.50 to 24.82	1,172,481,617	1.79%	29.29% to 28.51%
2002	0.80% to 1.40%	41,305,904	15.08 to 33.74	1,060,581,302	1.87%	-18.11% to -17.61%
2001	0.80% to 1.40%	51,133,930	18.31 to 41.16	1,585,718,542	1.79%	-6.29% to -5.72%

Fidelity® VIP – Equity-Income Portfolio – Service Class 2
2005	1.10% to 2.95%	8,101,371	15.80 to 13.78	125,643,989	1.28%	4.41% to 2.47%
2004	1.10% to 2.95%	6,134,314	15.13 to 13.45	91,285,573	0.82%	10.01% to 7.95%
2003	1.10% to 2.80%	1,963,742	13.76 to 12.47	26,626,620	0.00%	37.56% to 24.68%	(a) (b)

Fidelity® VIP – Growth Portfolio – Initial Class
2005	0.80% to 1.40%	19,493,494	17.99 to 23.63	851,535,193	0.51%	4.95% to 4.32%
2004	0.80% to 1.40%	24,907,685	17.14 to 22.65	1,021,303,176	0.28%	2.55% to 1.93%
2003	0.80% to 1.40%	30,857,133	16.71 to 22.22	1,206,381,873	0.27%	31.79% to 30.99%
2002	0.80% to 1.40%	36,598,859	12.68 to 43.17	1,070,077,897	0.27%	-31.09% to -30.67%
2001	0.80% to 1.40%	48,260,844	18.29 to 62.58	1,993,120,208	0.08%	-18.81% to -18.31%

Fidelity® VIP – Growth Portfolio – Service Class 2
2005	1.10% to 3.00%	3,421,593	14.79 to 12.61	49,127,180	0.25%	4.35% to 2.35%
2004	1.10% to 2.85%	3,015,154	14.17 to 12.36	41,622,162	0.09%	1.99% to 0.18%
2003	1.10% to 2.80%	1,072,088	13.90 to 12.34	14,579,923	0.00%	38.99% to 23.39%	(a) (b)

Fidelity® VIP – High Income Portfolio – Initial Class
2005	0.80% to 1.40%	8,818,397	13.19 to 14.31	171,137,153	14.50%	1.88% to 1.27%
2004	0.80% to 1.40%	12,101,014	12.95 to 14.13	228,193,033	8.17%	8.72% to 8.06%
2003	0.80% to 1.40%	16,497,401	11.91 to 13.08	283,236,571	6.82%	26.25% to 25.48%
2002	0.80% to 1.40%	17,053,114	9.43 to 19.56	231,945,065	10.24%	2.00% to 2.62%
2001	0.80% to 1.40%	20,055,329	9.19 to 19.16	263,383,634	16.07%	-12.98% to -12.44%

Fidelity® VIP – Overseas Portfolio – Initial Class
2005	0.80% to 1.40%	6,764,235	19.38 to 19.82	164,441,055	0.66%	18.10% to 17.38%
2004	0.80% to 1.40%	8,332,810	16.41 to 16.88	172,049,779	1.18%	12.73% to 12.05%
2003	0.80% to 1.40%	10,235,114	14.55 to 15.07	187,955,327	0.83%	42.22% to 41.36%
2002	0.80% to 1.40%	12,965,489	10.23 to 13.97	167,732,039	0.89%	-21.40% to -20.92%
2001	0.80% to 1.40%	17,812,066	12.94 to 17.76	290,908,736	5.72%	-22.28% to -21.80%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP – Overseas Portfolio – Initial Class R
2005	0.80% to 1.40%	4,309,892	$14.69 to 14.37	$62,111,628	0.64%	18.16% to 17.45%
2004	0.80% to 1.40%	4,483,379	12.44 to 12.24	54,961,518	1.04%	12.68% to 12.00%
2003	0.80% to 1.40%	3,556,585	11.04 to 10.92	38,898,685	0.58%	42.18% to 41.32%
2002	0.80% to 1.40%	1,991,220	7.73 to 7.76	15,399,653	0.00%	-22.70% to -22.38%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class 2
2005	1.10% to 2.30%	445,790	19.55 to 18.87	8,474,142	0.53%	17.48% to 16.06%
2004	1.10% to 2.35%	579,313	16.64 to 16.25	9,439,417	1.00%	12.07% to 10.65%
2003	1.10% to 2.70%	759,076	14.85 to 14.64	11,143,294	0.00%	48.46% to 46.36%	(a) (b)

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2005	1.10% to 2.75%	2,671,311	12.98 to 12.62	34,592,870	0.39%	17.44% to 15.49%
2004	1.10% to 2.75%	1,455,683	11.05 to 10.93	16,113,454	0.00%	10.51% to 9.29%	(a) (b)

Fidelity® VIP II – Asset Manager Portfolio – Initial Class
2005	0.80% to 1.40%	12,409,816	18.70 to 18.45	329,413,384	2.78%	3.21% to 2.59%
2004	0.80% to 1.40%	15,144,673	18.12 to 17.98	387,934,534	2.80%	4.63% to 3.99%
2003	0.80% to 1.40%	18,528,814	17.32 to 17.29	450,130,622	3.64%	17.03% to 16.32%
2002	0.80% to 1.40%	21,172,985	14.80 to 24.49	440,820,954	4.16%	-10.01% to -9.46%
2001	0.80% to 1.40%	26,640,365	16.35 to 27.18	610,006,656	4.45%	-5.44% to -4.86%

Fidelity® VIP II – Contrafund® Portfolio – Initial Class
2005	0.80% to 1.40%	24,802,463	29.52 to 30.12	752,002,828	0.29%	16.00% to 15.31%
2004	0.80% to 1.40%	27,634,632	25.45 to 26.12	725,941,419	0.34%	14.55% to 13.86%
2003	0.80% to 1.40%	31,289,245	22.22 to 22.94	721,253,344	0.46%	27.44% to 26.67%
2002	0.80% to 1.40%	35,826,301	17.43 to 18.25	651,487,682	0.90%	-10.62% to -10.07%
2001	0.80% to 1.40%	43,074,426	19.39 to 20.40	875,745,551	0.83%	-13.48% to -12.95%

Fidelity® VIP II – Contrafund® Portfolio – Service Class 2
2005	1.10% to 3.10%	13,262,039	17.62 to 15.46	229,643,763	0.09%	15.37% to 13.04%
2004	1.10% to 3.10%	7,550,491	15.28 to 13.68	113,908,694	0.10%	13.89% to 11.59%
2003	1.10% to 2.80%	1,746,863	13.41 to 12.28	23,242,672	0.00%	34.14% to 22.81%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class
2005	0.80% to 1.40%	1,541,808	10.65 to 10.48	16,185,460	3.17%	1.27% to 0.65%
2004	0.80% to 1.40%	1,079,916	10.52 to 10.41	11,254,188	2.96%	3.48% to 2.86%
2003	0.80% to 1.40%	441,619	10.16 to 10.12	4,471,457	0.00%	1.63% to 1.22%	(a) (b)

Fidelity® VIP II – Investment Grade Bond Portfolio – Service Class 2
2005	1.10% to 2.90%	6,089,737	10.74 to 10.02	64,530,741	2.84%	0.78% to -1.05%
2004	1.10% to 2.85%	3,702,374	10.65 to 10.52	39,157,892	2.31%	3.04% to 1.24%
2003	1.10% to 2.60%	1,078,745	10.34 to 10.42	11,114,242	0.00%	3.40% to 2.05%	(a) (b)

Fidelity® VIP III – Growth Opportunities Portfolio – Initial Class
2005	0.80% to 1.40%	3,577,040	11.23 to 10.67	38,352,113	0.93%	8.02% to 7.37%
2004	0.80% to 1.40%	4,326,389	10.39 to 9.93	43,162,018	0.56%	6.33% to 5.69%
2003	0.80% to 1.40%	5,119,061	9.77 to 9.40	48,280,130	0.78%	28.83% to 28.06%
2002	0.80% to 1.40%	6,029,031	7.34 to 7.59	44,374,253	1.11%	-22.94% to -22.47%
2001	0.80% to 1.40%	7,361,823	9.52 to 9.79	70,269,192	0.40%	-15.63% to -15.11%

Fidelity® VIP III – Mid Cap Portfolio – Service Class 2
2005	1.10% to 3.10%	7,193,078	20.70 to 19.03	146,085,937	0.00%	16.72% to 14.37%
2004	1.10% to 3.10%	3,994,345	17.74 to 16.64	69,828,007	0.00%	23.29% to 20.79%
2003	1.10% to 2.65%	952,250	14.39 to 14.19	13,510,593	0.00%	43.87% to 41.90%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class
2005	0.80% to 1.40%	1,313,761	13.45 to 13.15	17,327,837	0.00%	1.74% to 1.12%
2004	0.80% to 1.40%	1,973,235	13.22 to 13.01	25,716,534	0.00%	13.08% to 12.39%
2003	0.80% to 1.40%	2,066,461	11.69 to 11.57	23,941,728	0.00%	56.53% to 55.58%
2002	0.80% to 1.40%	204,843	7.44 to 7.47	1,524,353	0.00%	-25.61% to -25.31%	(a) (b)

Fidelity® VIP III – Value Strategies Portfolio – Service Class 2
2005	1.10% to 3.10%	1,244,308	19.04 to 16.01	23,050,709	0.00%	1.30% to -0.74%
2004	1.10% to 3.10%	1,160,567	18.80 to 16.13	21,344,299	0.00%	12.59% to 10.31%
2003	1.10% to 2.65%	612,598	16.70 to 16.47	10,142,879	0.00%	66.98% to 64.69%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2010 Portfolio – Service Class 2
2005	1.15% to 2.70%	851,649	10.71 to 10.60	9,071,545	0.85%	7.14% to 6.02%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2020 Portfolio – Service Class 2
2005	1.15% to 2.90%	1,450,199	11.02 to 10.89	15,908,277	1.01%	10.21% to 8.91%	(a) (b)

Fidelity® VIP IV – Freedom Fund 2030 Portfolio – Service Class 2
2005	1.15% to 2.90%	626,404	11.23 to 11.10	6,999,070	0.99%	12.29% to 10.97%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® VIP IV – Natural Resources Portfolio – Service Class 2
2005	1.10% to 2.75%	1,080,443	$13.42 to 13.27	$14,439,718	0.70%	34.16% to 32.67%	(a) (b)
Financial Investors VIT – First Horizon Capital Appreciation Portfolio
2005	1.55% to 2.30%	4,666	11.89 to 11.69	55,110	0.00%	1.46% to 0.69%
2004	1.55% to 2.30%	4,651	11.72 to 11.60	54,300	0.00%	9.52% to 8.69%
Financial Investors VIT – First Horizon Core Equity Portfolio
2005	1.55% to 2.35%	56,260	10.89 to 10.68	604,067	1.26%	-4.24% to -5.02%
2004	1.55% to 2.35%	63,802	11.37 to 11.25	720,213	1.40%	3.84% to 3.00%
2003	1.55%	56	10.95	613	0.00%	9.47%	(a) (b)
Franklin Templeton VIP – Franklin Rising Dividends Securities Fund – Class 2
2005	0.95% to 3.00%	8,398,809	12.36 to 13.00	122,425,253	0.91%	2.45% to 0.33%
2004	0.95% to 2.95%	5,740,207	12.06 to 12.97	82,208,252	0.58%	9.94% to 7.72%
2003	1.10% to 2.70%	1,384,163	13.22 to 13.04	18,147,130	0.13%	32.24% to 30.37%	(a) (b)
Franklin Templeton VIP – Franklin Small Cap Value Securities Fund – Class 2
2005	0.95% to 2.65%	2,432,175	15.07 to 18.19	45,353,134	0.81%	7.74% to 5.89%
2004	0.95% to 2.75%	1,537,632	13.98 to 15.75	26,753,540	0.14%	22.57% to 20.35%
2003	1.10% to 2.70%	401,638	14.45 to 14.25	5,756,365	0.04%	44.54% to 42.49%	(a) (b)
Franklin Templeton VIP – Templeton Developing Markets Securites Fund – Class 3
2005	1.10% to 2.75%	588,613	12.71 to 12.57	7,454,753	0.17%	27.11% to 25.70%	(a) (b)
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 2
2005	0.95% to 2.25%	634,836	14.58 to 17.06	11,022,531	1.12%	9.13% to 7.70%
2004	0.95% to 2.25%	759,444	13.36 to 15.84	12,142,293	1.42%	17.40% to 15.86%
2003	0.95% to 2.70%	604,314	11.38 to 13.62	8,285,031	0.17%	13.81% to 36.17%	(a) (b)
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3
2005	0.95% to 2.90%	3,144,611	12.60 to 12.19	39,198,071	1.15%	9.09% to 6.95%
2004	0.95% to 2.70%	1,223,594	11.55 to 11.42	14,077,001	0.45%	15.52% to 14.17%	(a) (b)
Franklin Templeton VIP – Templeton Global Income Securites Fund – Class 3
2005	1.15% to 2.65%	501,187	9.81 to 9.71	4,902,407	0.88%	-1.94% to -2.93%	(a) (b)
Gartmore GVIT Dreyfus International Value Fund – Class II
2005	0.95% to 2.30%	159,058	15.43 to 17.53	2,822,637	1.12%	10.73% to 9.22%
2004	0.95% to 2.70%	207,842	13.93 to 15.94	3,356,473	3.40%	18.86% to 16.76%
2003	0.95% to 2.70%	77,090	11.75 to 13.56	1,047,743	0.00%	17.48% to 35.57%	(a) (b)
Gartmore GVIT Dreyfus International Value Fund – Class III
2005	0.80% to 1.40%	1,317,124	18.35 to 18.06	23,825,534	1.54%	11.16% to 10.49%
2004	0.80% to 1.40%	1,098,371	16.51 to 16.34	17,968,143	2.34%	19.30% to 18.58%
2003	0.80% to 1.40%	237,590	13.74 to 13.69	3,253,297	0.00%	37.43% to 36.88%	(a) (b)
Gartmore GVIT Dreyfus International Value Fund – Class VI
2005	0.95% to 2.90%	2,983,147	12.75 to 12.34	37,643,603	1.41%	10.74% to 8.57%
2004	0.95% to 2.65%	975,961	11.51 to 11.38	11,193,338	0.88%	15.15% to 13.84%	(a) (b)
Gartmore GVIT Dreyfus Mid Cap Index Fund – Class I
2005	0.80% to 3.00%	9,202,373	14.67 to 15.79	140,639,610	1.01%	11.20% to 8.75%
2004	0.80% to 3.00%	9,133,807	13.20 to 14.52	124,396,672	0.54%	14.81% to 12.26%
2003	0.80% to 2.80%	8,099,016	11.49 to 12.95	93,067,272	0.43%	33.57% to 29.50%	(b)
2002	0.80% to 1.40%	6,856,576	8.47 to 8.60	58,143,111	0.43%	-16.49% to -15.98%
2001	0.80% to 1.40%	6,105,234	10.14 to 10.24	61,955,222	0.00%	-2.70% to -2.10%
Gartmore GVIT Emerging Markets Fund – Class I
2005	0.80% to 1.40%	71,734	17.77 to 17.21	1,239,682	0.59%	31.58% to 30.79%
2004	0.80% to 1.40%	91,659	13.51 to 13.16	1,210,001	0.79%	19.78% to 19.05%
2003	0.80% to 1.40%	157,661	11.28 to 11.05	1,746,289	0.50%	63.94% to 62.95%
2002	0.80% to 1.40%	263,209	6.78 to 6.88	1,788,282	0.17%	-16.42% to -15.91%
2001	0.80% to 1.40%	657,996	8.12 to 8.18	5,343,630	0.45%	-6.52% to -5.95%
Gartmore GVIT Emerging Markets Fund – Class II
2005	1.10% to 2.45%	229,328	26.12 to 25.11	5,880,895	0.39%	30.88% to 29.10%
2004	1.10% to 2.45%	308,910	19.96 to 19.45	6,083,130	0.89%	19.11% to 17.49%
2003	1.10% to 2.70%	289,997	16.76 to 16.52	4,798,777	0.13%	67.55% to 65.18%	(a) (b)
Gartmore GVIT Emerging Markets Fund – Class III
2005	0.80% to 1.40%	2,370,880	19.46 to 19.03	45,251,879	0.50%	31.60% to 30.80%
2004	0.80% to 1.40%	1,392,714	14.79 to 14.55	20,303,030	1.15%	19.79% to 19.07%
2003	0.80% to 1.40%	991,282	12.34 to 12.22	12,125,928	0.38%	63.90%to 62.91%
2002	0.80% to 1.40%	203,046	7.50 to 7.53	1,523,661	0.51%	-24.99% to -24.69%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Emerging Markets Fund – Class VI
2005	1.10% to 2.75%	1,795,459	$ 15.42 to 15.00	$ 27,469,297	0.51%	31.03% to 28.86%
2004	1.10% to 2.75%	690,336	11.77 to 11.64	8,096,434	1.65%	17.71% to 16.41%	(a) (b)

Gartmore GVIT Federated High Income Bond Fund – Class I
2005	0.95% to 2.35%	1,835,081	11.84 to 12.73	23,862,058	7.21%	1.41% to -0.02%
2004	0.95% to 2.75%	2,793,276	11.68 to 11.69	36,076,240	7.36%	9.05% to 7.07%
2003	1.10% to 2.70%	1,610,041	11.97 to 11.80	19,212,252	6.18%	19.74% to 18.04%	(a) (b)

Gartmore GVIT Federated High Income Bond Fund – Class III
2005	0.95% to 2.35%	1,650,804	10.47 to 10.38	17,226,530	8.47%	4.74% to 3.76%	(a) (b)

Gartmore GVIT Global Financial Services Fund – Class II
2005	0.95% to 2.30%	91,491	15.38 to 18.07	1,683,814	1.68%	9.74% to 8.25%
2004	0.95% to 2.30%	111,302	14.02 to 16.69	1,878,091	1.63%	19.62% to 17.99%
2003	0.95% to 2.70%	67,705	11.72 to 14.01	958,244	0.62%	17.17% to 40.97%	(a) (b)

Gartmore GVIT Global Financial Services Fund – Class III
2005	0.80% to 1.40%	235,707	16.02 to 15.67	3,701,998	1.28%	10.28% to 9.62%
2004	0.80% to 1.40%	401,465	14.53 to 14.29	5,747,991	2.12%	20.16% to 19.43%
2003	0.80% to 1.40%	184,883	12.09 to 11.97	2,215,524	0.56%	40.33% to 39.48%
2002	0.80% to 1.40%	107,155	8.58 to 8.62	919,991	0.02%	-14.19% to -13.84%	(a) (b)

Gartmore GVIT Global Health Sciences Fund – Class II
2005	0.95% to 2.40%	164,699	12.32 to 15.23	2,566,533	0.00%	7.16% to 5.60%
2004	0.95% to 2.40%	219,080	11.50 to 14.42	3,205,101	0.00%	6.54% to 4.98%
2003	0.95% to 2.70%	161,686	10.79 to 13.70	2,231,226	0.00%	7.93% to 37.02%	(a) (b)

Gartmore GVIT Global Health Sciences Fund – Class III
2005	0.80% to 1.40%	681,589	12.97 to 12.68	8,666,245	0.00%	7.56% to 6.91%
2004	0.80% to 1.40%	753,248	12.06 to 11.86	8,950,781	0.00%	6.98% to 6.33%
2003	0.80% to 1.40%	628,781	11.27 to 11.16	7,021,780	0.00%	35.68% to 34.86%
2002	0.80% to 1.40%	171,383	8.27 to 8.31	1,418,210	0.00%	-17.28% to -16.95%	(a) (b)

Gartmore GVIT Global Health Sciences Fund – Class VI
2005	0.95% to 2.75%	981,490	10.59 to 10.28	10,290,290	0.00%	7.21% to 5.27%
2004	0.95% to 2.65%	506,914	9.88 to 9.77	4,990,392	0.00%	-1.18% to -2.31%	(a) (b)

Gartmore GVIT Global Technology and Communications Fund – Class I
2005	0.80% to 1.40%	206,846	3.05 to 2.95	613,233	0.00%	-1.31% to -1.91%
2004	0.80% to 1.40%	275,982	3.09 to 3.01	833,304	0.00%	3.48% to 2.85%
2003	0.80% to 1.40%	403,612	2.98 to 2.92	1,183,737	0.00%	53.99% to 53.06%
2002	0.80% to 1.40%	892,288	1.91 to 1.94	1,708,163	0.86%	-43.58% to -43.24%
2001	0.80% to 1.40%	798,837	3.39 to 3.41	2,707,606	0.00%	-43.53% to -43.18%

Gartmore GVIT Global Technology and Communications Fund – Class II
2005	0.95% to 2.45%	103,102	10.55 to 14.90	1,576,432	0.00%	-1.72% to -3.20%
2004	0.95% to 2.45%	153,937	10.73 to 15.39	2,408,354	0.00%	3.04% to 1.48%
2003	1.15% to 2.65%	231,676	15.34 to 15.14	3,537,844	0.00%	53.44% to 51.40%	(a) (b)

Gartmore GVIT Global Technology and Communications Fund – Class III
2005	0.80% to 1.40%	399,751	11.24 to 10.99	4,406,502	0.00%	-1.31% to -1.90%
2004	0.80% to 1.40%	575,407	11.39 to 11.20	6,459,815	0.00%	3.44% to 2.82%
2003	0.80% to 1.40%	865,791	11.01 to 10.90	9,446,336	0.00%	53.95% to 53.02%
2002	0.80% to 1.40%	298,373	7.12 to 7.15	2,125,940	0.11%	-28.78% to -28.49%	(a) (b)

Gartmore GVIT Global Technology and Communications Fund – Class VI
2005	0.95% to 2.50%	335,200	10.71 to 10.43	3,556,148	0.00%	-1.72% to -3.25%
2004	0.95% to 2.40%	250,218	10.89 to 10.79	2,713,673	0.00%	8.94% to 7.89%	(a) (b)

Gartmore GVIT Global Utilities Fund – Class II
2005	0.95% to 2.10%	54,377	15.61 to 16.32	902,655	1.71%	5.18% to 3.96%
2004	0.95% to 2.10%	67,201	14.84 to 15.70	1,066,556	1.00%	28.33% to 26.84%
2003	1.15% to 2.70%	87,903	12.48 to 12.31	1,092,226	0.43%	24.79% to 23.08%	(a) (b)

Gartmore GVIT Global Utilities Fund – Class III
2005	0.80% to 1.40%	442,364	14.49 to 14.18	6,284,975	2.27%	5.63% to 4.99%
2004	0.80% to 1.40%	578,802	13.72 to 13.50	7,825,622	1.25%	28.91% to 28.13%
2003	0.80% to 1.40%	116,517	10.64 to 10.54	1,228,994	0.62%	23.18% to 22.43%
2002	0.80% to 1.40%	62,563	8.61 to 8.64	538,730	0.73%	-13.93% to -13.58%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Government Bond Fund – Class I
2005	0.80% to 2.95%	11,094,727	$ 16.65 to 9.90	$ 145,003,624	3.61%	2.44% to 0.23%
2004	0.80% to 2.80%	9,699,069	16.26 to 9.90	136,685,517	5.37%	2.44% to 0.37%
2003	0.80% to 2.60%	10,401,281	15.87 to 10.61	160,274,272	3.27%	1.18% to -0.30%	(b)
2002	0.80% to 1.40%	15,387,215	15.69 to 16.40	252,312,055	4.37%	9.43% to 10.10%
2001	0.80% to 1.40%	11,948,339	14.25 to 14.99	179,032,738	5.17%	5.75% to 6.39%

Tax qualified
2005	1.30%	1,939,292	45.77	88,757,078	3.61%	1.92%
2004	1.30%	2,272,676	44.90	102,051,082	5.37%	1.92%
2003	1.30%	2,859,598	44.06	125,987,256	3.27%	0.67%
2002	1.30%	3,796,805	43.76	166,158,150	4.37%	9.54%
2001	1.30%	3,026,477	39.95	120,910,304	5.17%	5.85%

Non-tax qualified
2005	1.30%	967,697	45.65	44,172,372	3.61%	1.92%
2004	1.30%	1,096,169	44.78	49,091,808	5.37%	1.92%
2003	1.30%	1,460,899	43.94	64,193,822	3.27%	0.67%
2002	1.30%	2,262,829	43.65	98,765,786	4.37%	9.54%
2001	1.30%	2,026,602	39.85	80,750,598	5.17%	5.85%

Gartmore GVIT Growth Fund – Class I
2005	0.80% to 1.40%	4,490,233	13.14 to 14.72	72,042,518	0.08%	5.65% to 5.01%
2004	0.80% to 1.40%	5,607,355	12.44 to 14.02	85,306,314	0.30%	7.29% to 6.64%
2003	0.80% to 1.40%	6,721,760	11.59 to 13.14	95,565,258	0.02%	31.68% to 30.88%
2002	0.80% to 1.40%	7,527,420	8.80 to 11.40	81,445,432	0.00%	-29.72% to -29.29%
2001	0.80% to 1.40%	9,697,122	12.45 to 16.21	148,778,467	0.00%	-29.15% to -28.71%

Gartmore GVIT ID Aggressive Fund – Class II
2005	0.80% to 3.15%	28,651,809	13.10 to 14.48	456,283,327	2.09%	7.07% to 4.54%
2004	0.80% to 3.15%	15,370,206	12.24 to 13.85	229,534,791	2.08%	13.11% to 10.44%
2003	0.80% to 3.15%	2,319,152	10.82 to 12.54	29,121,998	0.96%	30.81% to 25.39%	(b)
2002	0.80% to 1.40%	222,189	8.22 to 8.27	1,828,268	1.09%	-17.77% to -17.30%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class II
2005	0.80% to 2.90%	10,630,963	11.36 to 10.61	119,046,011	2.93%	2.48% to 0.32%
2004	0.80% to 2.85%	8,879,736	11.09 to 10.58	97,796,092	2.75%	3.82% to 1.67%
2003	0.80% to 2.65%	3,354,319	10.68 to 10.64	35,767,690	2.15%	7.04% to 6.37%	(b)
2002	0.80% to 1.40%	1,455,743	9.92 to 9.98	14,443,651	2.79%	-0.81% to -0.24%	(a) (b)

Gartmore GVIT ID Moderate Fund – Class II
2005	0.80% to 3.25%	68,034,438	12.27 to 12.36	912,007,522	2.38%	4.50% to 1.93%
2004	0.80% to 3.10%	39,171,967	11.74 to 12.16	503,658,002	2.41%	8.66% to 6.14%
2003	0.80% to 3.00%	10,453,015	10.80 to 11.47	121,349,850	1.41%	19.09% to 14.66%	(b)
2002	0.80% to 1.40%	2,118,040	9.02 to 9.07	19,115,308	1.76%	-9.79% to -9.28%	(a) (b)

Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	0.80% to 3.25%	54,186,761	12.79 to 13.56	803,417,643	2.25%	6.22% to 3.60%
2004	0.80% to 3.25%	28,932,284	12.05 to 13.09	404,519,632	2.13%	11.20% to 8.45%
2003	0.80% to 2.85%	6,494,549	10.83 to 10.53	78,820,084	1.04%	25.63% to 29.11%	(b)
2002	0.80% to 1.40%	1,018,177	8.57 to 8.62	8,735,441	1.70%	-14.26% to -13.77%	(a) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	0.80% to 3.00%	21,337,805	11.89 to 11.49	262,262,110	2.75%	3.65% to 1.36%
2004	0.80% to 3.00%	14,377,462	11.47 to 11.34	171,579,370	2.61%	6.30% to 3.94%
2003	0.80% to 2.85%	4,202,278	10.79 to 10.41	46,736,320	1.81%	12.79% to 13.27%	(b)
2002	0.80% to 1.40%	830,335	9.52 to 9.57	7,906,829	2.34%	-4.83% to -4.29%	(a) (b)

Gartmore GVIT International Growth Fund – Class I
2005	0.80% to 1.40%	15,486	9.68 to 9.38	146,183	0.96%	29.17% to 28.39%
2004	0.80% to 1.40%	15,800	7.50 to 7.31	116,027	0.73%	13.28% to 12.60%
2003	0.80% to 1.40%	20,616	6.62 to 6.49	134,284	0.00%	34.54% to 33.73%
2002	0.80% to 1.40%	29,445	4.85 to 4.92	143,224	0.00%	-25.15% to -24.71%
2001	0.80% to 1.40%	34,979	6.48 to 6.53	227,067	0.38%	-29.66% to -29.22%

Gartmore GVIT International Growth Fund – Class III
2005	0.80% to 1.40%	847,716	15.33 to 14.99	12,738,956	0.74%	29.14% to 28.36%
2004	0.80% to 1.40%	348,335	11.87 to 11.68	4,073,360	1.00%	13.44% to 12.75%
2003	0.80% to 1.40%	222,505	10.46 to 10.36	2,306,595	0.00%	34.25% to 33.44%
2002	0.80% to 1.40%	89,607	7.76 to 7.79	695,629	0.00%	-22.38% to -22.06%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT J.P. Morgan Balanced Fund – Class I
2005	0.80% to 1.40%	230,571	$10.94 to 10.83	$2,499,509	2.31%	1.72% to 1.11%
2004	1.30% to 1.40%	82,004	10.72 to 10.71	878,643	1.67%	7.17% to 7.10%	(a) (b)

Gartmore GVIT Mid Cap Growth Fund – Class I
2005	0.80% to 1.40%	2,707,801	6.06 to 5.86	15,930,090	0.00%	8.87% to 8.21%
2004	0.80% to 1.40%	2,756,609	5.57 to 5.41	14,976,290	0.00%	14.42% to 13.72%
2003	0.80% to 1.40%	3,739,814	4.87 to 4.76	17,845,308	0.00%	39.02% to 38.18%
2002	0.80% to 1.40%	2,660,898	3.45 to 3.50	9,184,293	0.00%	-37.90% to -37.52%
2001	0.80% to 1.40%	3,055,759	5.55 to 5.60	16,970,224	0.00%	-31.29% to -30.87%

Gartmore GVIT Mid Cap Growth Fund – Class II
2005	0.95% to 2.90%	1,755,225	13.27 to 14.83	26,824,934	0.00%	8.56% to 6.43%
2004	0.95% to 2.80%	1,007,022	12.22 to 13.96	14,330,559	0.00%	14.12% to 11.99%
2003	1.15% to 2.80%	299,970	12.61 to 12.46	3,768,515	0.00%	26.05% to 24.65%	(a) (b)

Gartmore GVIT Money Market Fund – Class I
2005	0.80% to 2.90%	25,994,392	13.15 to 9.55	403,550,772	2.81%	1.85% to -0.30%
2004	0.80% to 2.85%	24,692,825	12.91 to 9.59	402,897,044	0.83%	0.00% to -2.06%
2003	0.80% to 2.45%	31,545,544	12.91 to 9.83	530,145,947	0.67%	-0.18% to -1.71%	(b)
2002	0.80% to 1.40%	41,511,317	12.93 to 26.43	755,818,167	1.22%	-0.21% to 0.40%
2001	0.80% to 1.40%	52,653,826	6.57 to 26.46	942,668,967	3.70%	-29.14% to 2.77%

Gartmore GVIT Nationwide® Fund – Class I
2005	0.80% to 1.40%	4,977,888	20.70 to 23.75	117,501,938	0.87%	6.58% to 5.94%
2004	0.80% to 1.40%	6,455,251	19.42 to 22.41	143,936,000	1.22%	8.87% to 8.22%
2003	0.80% to 1.40%	8,257,174	17.84 to 20.71	170,241,418	0.54%	26.49% to 25.73%
2002	0.80% to 1.40%	10,146,387	14.10 to 16.47	166,485,649	0.83%	-18.51% to -18.02%
2001	0.80% to 1.40%	13,185,196	17.20 to 20.22	265,553,730	0.72%	-13.06% to -12.53%

Tax qualified
2005	1.30%	1,654,420	97.71	161,661,582	0.87%	6.05%
2004	1.30%	1,922,412	92.14	177,133,737	1.22%	8.32%
2003	1.30%	2,184,289	85.06	185,796,420	0.54%	25.86%
2002	1.30%	2,441,029	67.59	164,977,267	0.83%	-18.43%
2001	1.30%	2,811,964	82.85	232,983,965	0.72%	-12.97%

Non-tax qualified
2005	1.30%	839,281	95.20	79,898,458	0.87%	6.05%
2004	1.30%	986,311	89.77	88,539,823	1.22%	8.32%
2003	1.30%	1,167,236	82.87	96,728,819	0.54%	25.86%
2002	1.30%	1,364,710	65.84	89,858,992	0.83%	-18.43%
2001	1.30%	1,664,242	80.72	134,339,234	0.72%	-12.97%

Gartmore GVIT Nationwide® Fund – Class II
2005	1.10% to 2.95%	1,503,114	15.12 to 13.16	22,317,067	0.68%	5.87% to 3.89%
2004	1.10% to 2.95%	618,825	14.29 to 12.67	8,749,904	1.25%	8.33% to 6.30%
2003	1.15% to 2.60%	241,206	13.18 to 13.01	3,168,470	0.12%	31.81% to 30.12%	(a) (b)

Gartmore GVIT Nationwide® Leaders Fund – Class III
2005	0.80% to 1.40%	335,241	13.49 to 13.20	4,438,380	1.75%	9.42% to 8.76%
2004	0.80% to 1.40%	109,158	12.33 to 12.13	1,327,655	0.41%	17.82% to 17.11%
2003	0.80% to 1.40%	112,472	10.47 to 10.36	1,167,054	0.19%	24.59% to 23.84%
2002	0.80% to 1.40%	140,893	8.37 to 8.40	1,179,449	1.10%	-16.33% to -15.99%	(a) (b)

Gartmore GVIT Small Cap Growth Fund – Class I
2005	0.80% to 1.40%	2,005,492	7.60 to 7.34	14,778,743	0.00%	7.23% to 6.58%
2004	0.80% to 1.40%	2,492,775	7.08 to 6.89	17,218,219	0.00%	12.51% to 11.83%
2003	0.80% to 1.40%	2,968,907	6.30 to 6.16	18,323,132	0.00%	33.19% to 32.39%
2002	0.80% to 1.40%	2,398,287	4.65 to 4.73	11,172,305	0.00%	-34.22% to -33.82%
2001	0.80% to 1.40%	2,774,965	7.07 to 7.14	19,637,744	0.00%	-12.10% to -11.56%

Gartmore GVIT Small Cap Growth Fund – Class II
2005	1.10% to 2.50%	833,849	16.47 to 15.81	13,450,257	0.00%	6.55% to 5.05%
2004	1.10% to 2.50%	638,942	15.45 to 15.05	9,662,816	0.00%	11.92% to 10.34%
2003	1.10% to 2.45%	253,671	13.81 to 13.64	3,438,415	0.00%	38.07% to 36.42%	(a) (b)

Gartmore GVIT Small Cap Value Fund – Class I
2005	0.80% to 1.40%	5,997,704	20.38 to 19.45	117,326,190	0.06%	2.25% to 1.63%
2004	0.80% to 1.40%	7,841,197	19.93 to 19.14	150,777,246	0.00%	16.36% to 15.66%
2003	0.80% to 1.40%	9,693,103	17.13 to 16.55	160,991,883	0.00%	55.60% to 54.66%
2002	0.80% to 1.40%	10,426,144	10.70 to 11.01	111,874,546	0.01%	-28.18% to -27.75%
2001	0.80% to 1.40%	15,189,321	14.90 to 15.23	226,764,114	0.04%	26.47% to 27.25%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT Small Cap Value Fund – Class II
2005	0.95% to 2.50%	1,711,970	$13.70 to 18.96	$33,130,471	0.00%	1.81% to 0.22%
2004	0.95% to 2.70%	1,569,325	13.45 to 18.85	30,077,570	0.00%	15.89% to 13.84%
2003	0.95% to 2.70%	573,102	11.61 to 16.55	9,519,702	0.00%	16.09% to 65.55%	(a) (b)

Gartmore GVIT Small Company Fund – Class I
2005	0.80% to 1.40%	6,249,268	34.96 to 32.89	206,998,058	0.00%	11.42% to 10.75%
2004	0.80% to 1.40%	7,419,392	31.38 to 29.70	221,665,394	0.00%	18.07% to 17.36%
2003	0.80% to 1.40%	8,866,029	26.57 to 25.31	225,469,321	0.00%	39.89% to 39.04%
2002	0.80% to 1.40%	10,259,753	18.20 to 19.00	187,503,638	0.00%	-18.49% to -17.99%
2001	0.80% to 1.40%	12,511,847	22.33 to 23.16	280,313,474	0.10%	-8.02% to -7.46%

Gartmore GVIT Small Company Fund – Class II
2005	0.95% to 2.90%	3,282,029	14.47 to 16.65	61,689,901	0.00%	10.95% to 8.77%
2004	0.95% to 2.65%	2,079,601	13.04 to 16.79	35,465,182	0.00%	17.66% to 15.64%
2003	0.95% to 2.70%	652,337	11.08 to 14.51	9,493,737	0.00%	10.84% to 45.11%	(a) (b)

Gartmore GVIT Turner Growth Focus Fund – Class I
2003	0.80% to 1.40%	366,483	3.25 to 3.19	1,171,318	0.00%	49.76% to 48.85%
2002	0.80% to 1.40%	471,889	2.14 to 2.17	1,012,335	0.00%	-43.66% to -43.32%
2001	0.80% to 1.40%	1,136,075	3.80 to 3.83	4,320,795	0.00%	-39.89% to -39.52%

Gartmore GVIT Turner Growth Focus Fund – Class III
2003	0.80% to 1.40%	222,768	11.22 to 11.10	2,475,993	0.00%	49.27% to 48.37%
2002	0.80% to 1.40%	131,428	7.48 to 7.51	983,837	0.00%	-25.17% to -24.87%	(a) (b)

Gartmore GVIT U.S. Growth Leaders Fund – Class II
2005	1.10% to 2.95%	1,053,974	18.36 to 15.47	19,056,867	0.00%	10.47% to 8.41%
2004	1.10% to 2.95%	643,867	16.62 to 14.27	10,597,692	0.00%	10.87% to 8.79%
2003	1.10% to 2.50%	275,354	14.99 to 14.81	4,108,083	0.00%	49.94% to 48.08%	(a) (b)

Gartmore GVIT U.S. Growth Leaders Fund – Class III
2005	0.80% to 1.40%	651,383	15.37 to 15.03	9,813,069	0.00%	11.10% to 10.43%
2004	0.80% to 1.40%	652,165	13.83 to 13.61	8,890,581	0.00%	11.55% to 10.87%
2003	0.80% to 1.40%	994,663	12.40 to 12.28	12,223,231	0.00%	51.18% to 50.26%
2002	0.80% to 1.40%	38,325	8.17 to 8.20	313,433	0.00%	-18.29% to -17.96%	(a) (b)

Gartmore GVIT Van Kampen GVIT Multi-Sector Bond Fund – Class I
2005	0.80% to 2.35%	4,431,813	13.67 to 11.25	54,176,221	4.11%	1.36% to -0.21%
2004	0.80% to 2.35%	3,294,635	13.48 to 11.28	40,671,999	5.14%	5.68% to 4.03%
2003	0.80% to 2.25%	2,474,699	12.76 to 10.85	29,929,422	5.67%	11.22% to 8.50%	(b)
2002	0.80% to 1.40%	1,720,805	11.29 to 11.47	19,448,829	6.23%	5.71% to 6.35%
2001	0.80% to 1.40%	1,227,820	10.68 to 10.79	13,121,043	6.75%	2.72% to 3.35%

Gartmore GVIT Van Kampen Value Fund – Class II
2005	0.80% to 3.00%	3,772,570	11.67 to 14.20	60,363,959	1.31%	3.12% to 0.84%
2004	0.80% to 3.00%	2,181,509	11.32 to 14.09	34,193,585	1.18%	13.17% to 13.57%	(a)
2003	1.10% to 2.50%	447,441	13.68 to 13.51	6,093,942	0.77%	36.80% to 35.10%	(a) (b)

Gartmore GVIT Worldwide Leaders Fund – Class III
2005	0.80% to 1.40%	219,580	13.75 to 13.62	2,992,804	0.44%	18.39% to 17.67%
2004	1.30% to 1.40%	19,645	11.58 to 11.57	227,435	0.00%	15.79% to 15.71%	(a) (b)

Janus AS – Balanced Portfolio – Service Shares
2005	0.95% to 2.55%	889,457	12.16 to 12.65	11,543,065	1.93%	6.64% to 4.92%
2004	0.95% to 2.55%	965,605	11.40 to 12.06	11,838,785	2.75%	7.26% to 5.53%
2003	1.10% to 2.55%	546,262	11.57 to 11.42	6,279,309	1.86%	15.72% to 14.23%	(a) (b)

Janus AS – Forty Portfolio – Service Shares
2005	0.80% to 2.80%	4,486,139	7.95 to 14.49	39,249,662	0.01%	11.66% to 9.41%
2004	0.80% to 2.80%	5,056,803	7.12 to 13.24	38,894,723	0.02%	17.02% to 14.67%
2003	0.80% to 2.80%	5,884,690	6.09 to 11.55	37,329,405	0.23%	19.27% to 15.50%	(b)
2002	0.80% to 1.40%	6,806,637	5.02 to 5.10	34,232,639	0.28%	-17.11% to -16.60%
2001	0.80% to 1.40%	9,548,813	6.06 to 6.12	57,892,929	0.88%	-22.93% to -22.40%

Janus AS – Global Technology Portfolio – Service II Shares
2005	0.80% to 1.40%	465,574	11.48 to 11.22	5,242,415	0.00%	10.44% to 9.77%
2004	0.80% to 1.40%	608,518	10.39 to 10.22	6,234,982	0.00%	0.03% to -0.58%
2003	0.80% to 1.40%	646,612	10.39 to 10.28	6,657,474	0.00%	45.96% to 45.08%
2002	0.80% to 1.40%	330,773	7.09 to 7.12	2,345,727	0.00%	-29.12% to -28.83%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Janus AS – Global Technology Portfolio – Service Shares
2005	0.80% to 1.40%	1,331,430	$ 3.94 to 3.81	$ 5,087,677	0.00%	10.66% to 9.99%
2004	0.80% to 1.40%	1,940,791	3.56 to 3.46	6,737,842	0.00%	-0.24% to -0.84%
2003	0.80% to 1.40%	2,607,410	3.57 to 3.49	9,122,989	0.00%	45.30% to 44.43%
2002	0.80% to 1.40%	3,550,055	2.42 to 2.46	8,594,761	0.00%	-41.76% to -41.41%
2001	0.80% to 1.40%	7,619,692	4.15 to 4.19	31,652,697	0.55%	-38.20% to -37.82%

Janus AS – International Growth Portfolio – Service II Shares
2005	0.80% to 2.20%	1,666,749	15.99 to 14.63	25,822,972	1.10%	30.96% to 29.12%
2004	0.80% to 2.20%	995,810	12.21 to 11.33	11,887,853	0.91%	17.76% to 13.29%	(b)
2003	0.80% to 1.40%	739,921	10.37 to 10.26	7,601,917	1.03%	33.47% to 32.66%
2002	0.80% to 1.40%	646,682	7.74 to 7.77	5,004,178	0.39%	-22.65% to -22.33%	(a) (b)

Janus AS – International Growth Portfolio – Service Shares
2005	0.80% to 2.45%	1,379,274	9.10 to 21.28	14,034,749	0.98%	30.89% to 28.72%
2004	0.80% to 2.45%	1,822,897	6.95 to 16.53	14,029,437	0.77%	17.74% to 15.78%
2003	0.80% to 2.15%	2,390,414	5.90 to 14.32	15,852,117	0.84%	33.46% to 43.16%	(b)
2002	0.80% to 1.40%	3,173,860	4.35 to 4.42	13,840,520	0.54%	-26.80% to -26.35%
2001	0.80% to 1.40%	5,559,505	5.95 to 6.01	33,096,406	0.73%	-24.51% to -24.05%

Janus AS – Risk-Managed Core Portfolio – Service Shares
2005	0.95% to 2.50%	177,552	14.26 to 14.98	2,697,907	1.32%	9.86% to 8.15%
2004	0.95% to 2.70%	141,265	12.98 to 13.81	1,972,978	2.26%	16.35% to 14.29%
2003	1.15% to 2.70%	40,586	12.21 to 12.08	493,558	0.14%	22.08% to 20.80%	(a) (b)

JPMorgan Series Trust II – JPMorgan Mid Cap Value Portfolio
2005	0.80% to 1.40%	2,326,240	12.38 to 12.25	28,535,450	0.22%	8.34% to 7.69%
2004	0.80% to 1.40%	837,806	11.42 to 11.38	9,536,123	0.00%	14.23% to 13.78%	(a) (b)

MFS® VIT – Investors Growth Stock Series – Service Class
2005	0.95% to 3.15%	1,866,912	11.61 to 12.08	25,659,631	0.14%	3.24% to 0.95%
2004	1.10% to 3.15%	1,330,865	13.65 to 11.97	17,804,034	0.00%	7.79% to 5.55%
2003	1.15% to 2.80%	430,072	12.66 to 11.36	5,365,390	0.00%	26.62% to 13.64%	(a) (b)

MFS® VIT – Value Series – Service Class
2005	1.10% to 3.15%	1,732,243	15.74 to 13.86	26,565,220	0.77%	5.30% to 3.12%
2004	1.10% to 3.15%	871,754	14.94 to 13.44	12,731,984	0.38%	13.56% to 11.21%
2003	1.10% to 2.75%	318,844	13.16 to 12.12	4,095,704	0.01%	31.60% to 21.20%	(a) (b)

MTB Group of Funds – Aggressive Growth II
2005	1.35% to 1.75%	11,254	10.72 to 10.69	120,559	1.08%	7.21% to 6.92%	(a) (b)

MTB Group of Funds – Conservative Growth II
2005	1.25% to 1.75%	3,652	10.24 to 10.20	37,354	3.18%	2.39% to 2.04%	(a) (b)

MTB Group of Funds – Large Cap Growth Fund II
2005	1.15% to 2.35%	87,319	10.53 to 10.32	928,731	0.45%	0.85% to -0.37%
2004	1.15% to 2.35%	58,138	10.44 to 10.36	611,643	0.75%	4.37% to 3.58%	(a) (b)

MTB Group of Funds – Large Cap Value Fund II
2005	1.15% to 2.35%	82,930	12.33 to 12.09	1,038,567	0.97%	9.02% to 7.70%
2004	1.15% to 2.35%	50,546	11.31 to 11.23	579,510	1.08%	13.12% to 12.26%	(a) (b)

MTB Group of Funds – Managed Allocation Fund – Moderate Growth – A Shares
2005	1.15% to 2.60%	659,109	11.07 to 10.81	7,392,704	1.78%	2.80% to 1.30%
2004	1.15% to 2.35%	396,790	10.77 to 10.68	4,342,283	1.60%	7.65% to 6.84%	(a) (b)

Neuberger Berman AMT – Fasciano Portfolio – S Class
2005	0.95% to 2.50%	361,496	12.43 to 14.71	5,431,443	0.00%	1.92% to 0.33%
2004	1.05% to 2.50%	257,470	12.18 to 14.66	3,819,533	0.00%	10.70% to 9.08%
2003	1.15% to 2.70%	102,949	13.60 to 13.41	1,391,900	0.00%	36.01% to 34.14%	(a) (b)

Neuberger Berman AMT – Growth Portfolio®– I Class
2005	0.80% to 1.40%	4,407,773	16.58 to 19.22	155,259,354	0.00%	12.59% to 11.91%
2004	0.80% to 1.40%	5,418,656	14.72 to 17.18	167,323,055	0.00%	15.67% to 14.97%
2003	0.80% to 1.40%	6,552,886	12.73 to 14.94	172,620,548	0.00%	30.35% to 29.56%
2002	0.80% to 1.40%	7,698,064	9.76 to 26.11	153,833,660	0.00%	-32.13% to -31.72%
2001	0.80% to 1.40%	10,799,050	14.30 to 38.43	306,052,926	0.00%	-31.34% to -30.92%

Neuberger Berman AMT – Guardian Portfolio – I Class
2005	0.80% to 1.40%	1,777,747	12.26 to 11.71	20,912,861	0.14%	7.53% to 6.88%
2004	0.80% to 1.40%	2,342,770	11.40 to 10.95	25,763,450	0.11%	14.89% to 14.19%
2003	0.80% to 1.40%	2,668,163	9.93 to 9.59	25,677,371	0.81%	30.71% to 29.92%
2002	0.80% to 1.40%	3,171,959	7.38 to 7.59	23,476,909	0.85%	-27.48% to -27.04%
2001	0.80% to 1.40%	4,484,103	10.18 to 10.41	45,734,504	0.60%	-2.90% to -2.30%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman AMT – International Portfolio – S Class
2005	1.10% to 2.90%	816,611	$11.66 to 11.52	$9,478,809	0.19%	16.64% to 15.23%	(a) (b)

Neuberger Berman AMT – Limited Maturity Bond Portfolio®– I Class
2005	0.80% to 2.75%	8,471,408	14.20 to 9.59	116,762,312	2.78%	0.63% to -1.34%
2004	0.80% to 2.75%	8,511,968	14.11 to 9.72	125,688,679	3.65%	-0.03% to -1.99%
2003	0.80% to 2.60%	7,936,054	14.11 to 10.21	129,353,531	4.54%	1.60% to -0.34%	(b)
2002	0.80% to 1.40%	8,258,426	13.89 to 21.48	142,681,972	4.63%	3.86% to 4.50%
2001	0.80% to 1.40%	8,080,794	13.29 to 20.66	132,414,159	5.72%	7.25% to 7.91%

Neuberger Berman AMT – Mid Cap Growth Portfolio®– S Class
2005	0.95% to 2.80%	497,419	13.72 to 15.43	7,966,901	0.00%	12.35% to 10.26%
2004	0.95% to 2.80%	543,076	12.22 to 13.99	7,797,293	0.00%	14.93% to 12.79%
2003	1.15% to 2.80%	425,358	12.62 to 12.41	5,345,674	0.00%	26.19% to 24.08%

Neuberger Berman AMT – Partners Portfolio®– I Class
2005	0.80% to 1.40%	7,134,701	26.14 to 31.36	225,087,003	0.95%	17.10% to 16.40%
2004	0.80% to 1.40%	7,656,207	22.32 to 26.94	207,292,280	0.01%	18.02% to 17.31%
2003	0.80% to 1.40%	9,238,599	18.91 to 22.97	213,058,281	0.00%	34.01% to 33.20%
2002	0.80% to 1.40%	10,763,542	14.11 to 17.39	186,221,915	0.57%	-25.21% to -24.75%
2001	0.80% to 1.40%	13,271,405	18.75 to 23.23	306,818,501	0.40%	-4.20% to -3.61%

Neuberger Berman AMT – Regency Portfolio®– S Class
2005	1.10% to 2.70%	345,932	11.58 to 11.45	3,990,761	0.00%	15.77% to 14.53%	(a) (b)

Neuberger Berman AMT – Socially Responsive Portfolio®– I Class
2005	0.80% to 3.00%	2,318,131	12.00 to 13.81	33,095,968	0.00%	6.00% to 3.66%
2004	0.95% to 3.00%	851,027	12.45 to 13.32	11,561,669	0.00%	12.20% to 9.88%
2003	1.10% to 2.15%	87,804	12.28 to 12.20	1,075,366	0.00%	22.84% to 21.97%	(a) (b)

Oppenheimer Aggressive Growth Fund/VA – Initial Class
2005	0.80% to 1.40%	4,765,383	6.27 to 6.06	28,985,432	0.00%	11.43% to 10.76%
2004	0.80% to 1.40%	5,103,889	5.63 to 5.47	28,008,620	0.00%	18.82% to 18.10%
2003	0.80% to 1.40%	4,845,750	4.74 to 4.63	22,499,732	0.00%	24.59% to 23.83%
2002	0.80% to 1.40%	4,980,792	3.74 to 3.80	18,660,610	0.67%	-28.80% to -28.37%
2001	0.80% to 1.40%	6,975,880	5.25 to 5.31	36,678,338	0.85%	-32.24% to -31.82%

Oppenheimer Balanced Fund/VA – Initial Class
2005	0.80% to 1.40%	5,647,775	21.38 to 22.98	155,150,510	1.80%	3.06% to 2.44%
2004	0.80% to 1.40%	6,601,220	20.75 to 22.43	175,416,139	1.04%	9.22% to 8.56%
2003	0.80% to 1.40%	7,605,940	19.00 to 20.66	184,623,097	2.85%	23.96% to 23.21%
2002	0.80% to 1.40%	8,670,954	15.33 to 22.73	169,953,878	3.70%	-11.66% to -11.12%
2001	0.80% to 1.40%	11,167,226	17.24 to 25.70	245,234,141	3.91%	0.78% to 1.40%

Oppenheimer Bond Fund/VA – Initial Class
2005	0.80% to 1.40%	6,433,177	16.48 to 16.93	135,323,164	5.43%	1.77% to 1.15%
2004	0.80% to 1.40%	8,037,160	16.19 to 16.74	165,175,386	4.84%	4.65% to 4.02%
2003	0.80% to 1.40%	10,449,202	15.47 to 16.09	203,238,653	6.01%	5.93% to 5.28%
2002	0.80% to 1.40%	13,606,303	14.61 to 23.00	247,141,316	7.33%	7.55% to 8.21%
2001	0.80% to 1.40%	15,690,317	13.50 to 21.36	263,233,422	7.50%	6.27% to 6.92%

Oppenheimer Capital Appreciation Fund/VA – Initial Class
2005	0.80% to 1.40%	7,865,933	16.16 to 15.36	121,515,526	0.95%	4.26% to 3.63%
2004	0.80% to 1.40%	10,200,109	15.50 to 14.82	151,901,981	0.31%	6.08% to 5.44%
2003	0.80% to 1.40%	11,344,613	14.62 to 14.05	160,093,105	0.40%	29.90% to 29.11%
2002	0.80% to 1.40%	12,583,296	10.88 to 11.25	137,424,259	0.64%	-27.88% to -27.44%
2001	0.80% to 1.40%	16,326,806	15.09 to 15.51	247,044,846	0.65%	-13.81% to -13.28%

Oppenheimer Capital Appreciation Fund/VA – Service Class
2005	0.95% to 2.90%	4,173,108	11.99 to 12.85	61,055,416	0.66%	3.87% to 1.83%
2004	0.95% to 2.75%	3,161,586	11.54 to 12.65	44,803,436	0.18%	5.60% to 3.68%
2003	1.10% to 2.70%	1,061,170	13.70 to 13.51	14,365,108	0.00%	37.02% to 35.08%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 3
2005	0.80% to 1.40%	5,308,749	19.15 to 18.84	100,226,186	0.96%	13.43% to 12.74%
2004	0.80% to 1.40%	4,802,654	16.88 to 16.71	80,353,321	1.07%	18.24% to 17.53%
2003	0.80% to 1.40%	3,077,238	14.28 to 14.22	43,773,740	0.00%	42.77% to 42.19%	(a) (b)

Oppenheimer Global Securities Fund/VA – Class 4
2005	0.95% to 2.50%	5,674,152	13.07 to 12.73	73,470,008	0.64%	12.97% to 11.20%
2004	0.95% to 2.70%	2,505,064	11.57 to 11.43	28,879,946	0.00%	15.69% to 14.33%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Oppenheimer Global Securities Fund/VA – Initial Class
2005	0.80% to 1.40%	8,956,758	$34.04 to 33.28	$315,862,240	1.04%	13.40% to 12.71%
2004	0.80% to 1.40%	11,400,256	30.02 to 29.53	355,783,572	1.28%	18.21% to 17.50%
2003	0.80% to 1.40%	14,615,943	25.40 to 25.13	387,057,516	0.78%	41.88% to 41.02%
2002	0.80% to 1.40%	19,239,592	17.82 to 19.54	360,616,517	0.58%	-23.23% to -22.76%
2001	0.80% to 1.40%	23,483,483	23.17 to 25.43	571,268,506	0.72%	-13.28% to -12.75%

Oppenheimer Global Securities Fund/VA – Service Class
2005	0.95% to 2.30%	1,118,144	15.72 to 19.46	22,094,897	0.85%	12.98% to 11.44%
2004	0.95% to 2.30%	1,316,404	13.91 to 17.46	23,100,094	1.49%	17.75% to 16.15%
2003	1.10% to 2.30%	1,143,121	15.19 to 15.03	17,208,692	0.00%	51.92% to 50.31%	(a) (b)

Oppenheimer High Income Fund/VA – Service Class
2005	0.95% to 2.45%	3,038,153	11.66 to 12.67	39,502,363	5.82%	1.04% to -0.49%
2004	0.95% to 2.35%	2,601,130	11.54 to 13.18	33,693,872	4.57%	7.70% to 6.24%
2003	0.95% to 2.70%	1,175,216	10.72 to 11.97	14,186,550	0.00%	7.17% to 19.74%	(a) (b)

Oppenheimer Main Street Fund® /VA – Initial Class
2005	0.80% to 1.40%	3,231,392	9.28 to 8.96	29,087,134	1.38%	5.13% to 4.50%
2004	0.80% to 1.40%	3,830,214	8.83 to 8.58	32,960,291	0.87%	8.58% to 7.93%
2003	0.80% to 1.40%	4,118,904	8.13 to 7.95	32,811,064	0.85%	25.71% to 24.95%
2002	0.80% to 1.40%	3,496,934	6.36 to 6.47	22,280,163	0.75%	-19.94% to -19.45%
2001	0.80% to 1.40%	2,949,192	7.95 to 8.03	23,454,073	0.48%	-11.43% to -10.88%

Oppenheimer Main Street Fund® /VA – Service Class
2005	0.95% to 2.95%	3,831,295	12.56 to 13.01	55,729,762	0.95%	4.74% to 2.63%
2004	0.95% to 2.85%	2,371,195	11.99 to 12.70	33,173,754	0.49%	8.11% to 6.04%
2003	1.10% to 2.80%	783,827	13.16 to 11.98	10,229,287	0.00%	31.60% to 19.83%	(a) (b)

Oppenheimer Main Street Small Cap Fund® /VA – Service Class
2005	0.95% to 2.90%	1,105,896	14.45 to 16.74	21,104,247	0.00%	8.68% to 6.54%
2004	0.95% to 2.70%	731,026	13.29 to 17.34	12,914,027	0.00%	18.05% to 15.96%
2003	0.95% to 2.65%	272,097	11.26 to 14.96	4,089,001	0.00%	12.62% to 49.59%	(a) (b)

Pioneer Small Cap Value II VCT Portfolio – Class I
2005	0.95% to 1.05%	80,124	15.46 to 15.43	1,237,644	0.48%	13.86% to 13.74%
2004	0.95% to 1.05%	38,238	13.58 to 13.56	519,026	0.00%	21.15% to 21.02%
2003	0.95%	2,627	11.21	29,448	0.60%	12.10%	(a) (b)

Putnam VT Growth & Income Fund – IB Shares
2005	0.95% to 2.80%	644,011	12.87 to 13.47	8,937,063	1.64%	4.23% to 2.29%
2004	1.05% to 2.80%	491,760	12.33 to 13.17	6,602,053	0.90%	9.94% to 8.00%
2003	1.15% to 2.50%	131,535	12.33 to 12.22	1,615,235	0.00%	23.30% to 22.17%	(a) (b)

Putnam VT International Equity Fund – IB Shares
2005	1.15% to 2.65%	92,906	16.18 to 15.53	1,485,977	1.49%	10.91% to 9.23%
2004	1.15% to 2.65%	126,817	14.59 to 14.22	1,836,698	2.11%	14.86% to 13.12%
2003	0.95% to 2.40%	186,001	11.65 to 12.59	2,324,072	0.00%	16.55% to 25.93%	(a) (b)

Putnam VT Voyager II Fund – IB Shares
2005	0.95% to 2.80%	276,236	11.69 to 12.20	3,456,648	0.71%	4.69% to 2.74%
2004	1.10% to 2.80%	261,001	12.22 to 11.87	3,144,631	0.17%	3.88% to 2.09%
2003	1.15% to 2.80%	101,667	11.76 to 11.63	1,179,509	0.00%	17.63% to 16.31%	(a) (b)

Strong VIF – Strong International Stock Fund II
2003	1.30%	2	1.04	2	2.56%	-81.09%
2002	0.80% to 1.40%	2,668,379	5.45 to 5.66	14,603,968	3.33%	-27.57% to -27.13%
2001	0.80% to 1.40%	3,252,169	7.53 to 7.77	24,558,447	0.00%	-23.24% to -22.77%

T. Rowe Price Blue Chip Growth Portfolio – II
2005	1.10% to 2.90%	596,546	11.23 to 11.10	6,676,122	0.19%	12.32% to 10.96%	(a) (b)

T. Rowe Price Equity Income Portfolio – II
2005	1.10% to 2.80%	1,288,795	10.56 to 10.44	13,568,484	1.31%	5.59% to 4.39%	(a) (b)

T. Rowe Price Limited Term Bond Fund – II
2005	1.10% to 2.70%	297,273	10.05 to 9.95	2,977,178	2.51%	0.54% to -0.54%	(a) (b)

Van Eck WIT – Worldwide Bond Fund – Class R1
2005	0.80% to 1.40%	653,908	10.80 to 10.69	6,998,382	6.56%	-3.89% to -4.47%
2004	0.80% to 1.40%	494,491	11.24 to 11.19	5,536,020	0.00%	12.37% to 11.92%	(a) (b)
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Van Eck WIT – Worldwide Bond Fund – Initial Class
2005	0.80% to 1.40%	1,440,459	$ 14.98 to 15.99	$ 26,984,368	7.64%	-3.81% to -4.39%
2004	0.80% to 1.40%	1,831,299	15.57 to 16.72	35,793,497	9.55%	8.28% to 7.62%
2003	0.80% to 1.40%	2,862,991	14.38 to 15.54	51,489,785	2.03%	17.22% to 16.51%
2002	0.80% to 1.40%	4,136,893	12.27 to 16.90	62,492,689	0.00%	19.95% to 20.68%
2001	0.80% to 1.40%	2,997,727	10.17 to 14.07	37,681,153	4.50%	-6.43% to -5.86%

Van Eck WIT – Worldwide Emerging Markets Fund – Class R1
2005	0.80% to 1.40%	877,819	16.56 to 16.40	14,412,087	0.59%	30.81% to 30.02%
2004	0.80% to 1.40%	513,201	12.66 to 12.61	6,474,361	0.00%	26.61% to 26.10%	(a) (b)

Van Eck WIT – Worldwide Emerging Markets Fund – Initial Class
2005	0.80% to 1.40%	2,663,102	15.53 to 14.70	39,392,769	0.84%	30.94% to 30.15%
2004	0.80% to 1.40%	3,491,296	11.86 to 11.29	39,648,217	0.64%	24.88% to 24.13%
2003	0.80% to 1.40%	5,585,517	9.50 to 9.01	51,038,448	0.10%	52.96% to 52.03%
2002	0.80% to 1.40%	5,964,059	5.98 to 6.21	35,821,395	0.25%	-4.26% to -3.68%
2001	0.80% to 1.40%	6,836,908	6.25 to 6.44	42,859,924	0.00%	-3.19% to -2.60%

Van Eck WIT – Worldwide Hard Assets Fund – Class R1
2005	0.80% to 1.40%	1,551,985	18.83 to 18.64	28,960,958	0.19%	50.41% to 49.50%
2004	0.80% to 1.40%	746,021	12.52 to 12.47	9,304,789	0.00%	25.17% to 24.67%	(a) (b)

Van Eck WIT – Worldwide Hard Assets Fund – Initial Class
2005	0.80% to 1.40%	1,699,058	26.17 to 25.51	49,998,755	0.35%	50.46% to 49.56%
2004	0.80% to 1.40%	2,157,026	17.39 to 17.05	42,204,825	0.43%	23.24% to 22.49%
2003	0.80% to 1.40%	3,205,129	14.14 to 13.95	50,839,940	0.41%	43.92% to 43.05%
2002	0.80% to 1.40%	3,463,167	9.75 to 11.96	38,122,503	0.82%	-4.19% to -3.61%
2001	0.80% to 1.40%	3,093,490	10.18 to 12.47	35,847,578	1.21%	-11.71% to -11.17%

Van Kampen UIF – Core Plus Fixed Income Portfolio – Class II
2005	0.95% to 2.90%	1,959,026	10.85 to 10.22	20,680,370	2.78%	2.95% to 0.93%
2004	1.10% to 2.85%	797,097	10.44 to 10.13	8,251,586	3.48%	2.93% to 1.12%
2003	1.15% to 2.60%	147,979	10.14 to 10.04	1,495,211	0.01%	1.37% to 0.38%	(a) (b)

Van Kamen UIF – Emerging Markets Debt Portfolio – Class I
2005	0.80% to 1.40%	725,492	18.08 to 17.18	12,534,982	7.55%	11.36% to 10.68%
2004	0.80% to 1.40%	992,232	16.24 to 15.52	15,474,285	6.82%	9.18% to 8.52%
2003	0.80% to 1.40%	1,706,650	14.87 to 14.30	24,503,530	0.00%	26.84% to 26.08%
2002	0.80% to 1.40%	1,362,649	11.34 to 11.72	15,504,147	8.08%	7.69% to 8.35%
2001	0.80% to 1.40%	945,006	10.53 to 10.82	9,974,855	8.46%	8.55% to 9.21%

Van Kampen UIF – Emerging Markets Debt Portfolio – Class II
2005	1.10% to 2.45%	171,015	15.26 to 14.64	2,577,975	7.16%	10.91% to 9.40%
2004	0.95% to 2.45%	246,266	11.80 to 13.38	3,341,560	8.89%	9.03% to 7.38%
2003	1.10% to 2.65%	217,082	12.64 to 12.44	2,731,124	0.00%	26.36% to 24.38%

Van Kampen UIF – U.S. Real Estate Portfolio – Class I
2005	0.80% to 1.40%	4,368,496	43.68 to 41.74	183,618,271	1.20%	16.12% to 15.42%
2004	0.80% to 1.40%	5,160,818	37.62 to 36.16	187,725,450	1.47%	35.30% to 34.49%
2003	0.80% to 1.40%	5,597,622	27.80 to 26.89	151,232,148	0.00%	36.41% to 35.59%
2002	0.80% to 1.40%	6,388,968	19.83 to 20.38	127,217,556	3.13%	-2.18% to -1.58%
2001	0.80% to 1.40%	6,412,848	20.27 to 20.71	130,424,768	3.79%	8.30% to 8.96%

Van Kampen UIF – U.S. Real Estate Portfolio – Class II
2005	0.95% to 2.70%	3,310,194	17.37 to 20.07	68,799,980	1.14%	15.65% to 13.61%
2004	0.95% to 2.75%	2,479,086	15.02 to 17.65	44,807,033	1.33%	34.78% to 32.33%
2003	0.95% to 2.70%	801,715	11.14 to 13.35	10,824,041	0.00%	11.44% to 33.46%	(a)

Victory VIF – Diversified Stock Fund Class A Shares
2005	1.15% to 2.10%	64,852	13.30 to 13.00	859,735	0.07%	7.50% to 6.47%
2004	1.15% to 2.00%	40,476	12.37 to 12.23	502,687	0.97%	8.40% to 7.47%
2003	1.25% to 1.70%	1,741	11.41 to 12.90	21,716	0.27%	14.11% to 13.95%	(a) (b)

Wells Fargo Advantage Variable Trust Discovery Fund
2005	0.80% to 1.40%	2,486,339	20.42 to 24.66	70,294,123	0.00%	7.41% to 6.76%
2004	0.80% to 1.40%	3,008,430	19.01 to 23.10	79,265,637	0.00%	14.79% to 14.10%
2003	0.80% to 1.40%	3,528,905	16.56 to 20.24	81,166,340	0.00%	38.31% to 37.48%
2002	0.80% to 1.40%	4,412,647	11.97 to 17.90	73,328,599	0.00%	-13.25% to -12.72%
2001	0.80% to 1.40%	5,530,289	13.72 to 20.61	105,645,293	0.71%	2.62% to 3.25%
(Continued)

NATIONWIDE VARIABLE ACCOUNT-II (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Wells Fargo Advantage Variable Trust Opportunity Fund
2005	0.80% to 1.40%	8,710,393	$ 29.12 to 34.39	$373,720,329	0.00%	7.02% to 6.38%
2004	0.80% to 1.40%	10,844,850	27.21 to 32.33	434,154,524	0.00%	17.27% to 16.57%
2003	0.80% to 1.40%	13,018,344	23.20 to 27.74	444,110,406	0.07%	35.91% to 35.09%
2002	0.80% to 1.40%	16,110,284	17.07 to 28.12	403,963,377	0.34%	-27.84% to -27.40%
2001	0.80% to 1.40%	20,735,773	23.51 to 38.94	714,099,312	0.58%	-5.06% to -4.48%

Wells Fargo Variable Trust – Large Company Growth Fund
2005	1.40% to 2.20%	13,234	10.50 to 10.40	137,863	0.18%	4.22% to 3.38%
2004	2.10%	2,297	10.06	23,117	0.00%	0.64%	(a) (b)

Wells Fargo Variable Trust – Money Market Fund
2005	1.40%	1,058	10.11	10,698	34.36%	1.11%

Wells Fargo Variable Trust – Total Return Bond Fund
2005	1.15%	2,116	10.12	21,419	0.49%	0.73%

2005 Reserves for annuity contracts in payout phase:				9,694,221

2005 Contract owners’ equity				$13,950,161,968

2004 Reserves for annuity contracts in payout phase:				9,554,595

2004 Contract owners’ equity				$12,749,242,735

2003 Reserves for annuity contracts in payout phase:				10,819,827

2003 Contract owners’ equity				$11,391,384,498

2002 Reserves for annuity contracts in payout phase:				10,470,739

2002 Contract owners’ equity				$9,986,015,760

2001 Reserves for annuity contracts in payout phase:				16,323,563

2001 Contract owners’ equity				$14,643,768,219

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholder
Nationwide Life Insurance Company:
We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2006

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Income
(in millions)

	Years ended December 31,
	2005	2004	2003
Revenues:
Policy charges	$1,055.1	$1,025.2	$924.1
Life insurance premiums	260.0	270.4	279.8
Net investment income	2,105.2	2,000.5	1,973.1
Net realized gains (losses) on investments, hedging instruments and hedged items	10.6	(36.4)	(85.2)
Other	2.2	9.8	12.8

Total revenues	3,433.1	3,269.5	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Other benefits and claims	377.5	369.2	380.0
Policyholder dividends on participating policies	33.1	36.2	41.2
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	66.3	59.8	48.4
Other operating expenses	538.8	582.0	515.5

Total benefits and expenses	2,813.0	2,734.5	2,670.2

Income from continuing operations before federal income tax expense	620.1	535.0	434.4
Federal income tax expense	95.6	120.0	96.2

Income from continuing operations	524.5	415.0	338.2
Cumulative effect of adoption of accounting principles, net of taxes	—	(3.3)	(0.6)

Net income	$524.5	$411.7	$337.6

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except per share amounts)

	December 31,
	2005	2004
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $26,958.9 in 2005; $26,708.7 in 2004)	$27,198.1	$27,652.0
Equity securities (cost $35.1 in 2005; $37.7 in 2004)	42.1	48.1
Mortgage loans on real estate, net	8,458.9	8,649.2
Real estate, net	84.9	83.9
Policy loans	604.7	644.5
Other long-term investments	641.5	539.6
Short-term investments, including amounts managed by a related party	1,596.6	1,645.8

Total investments	38,626.8	39,263.1

Cash	0.9	15.5
Accrued investment income	344.0	364.2
Deferred policy acquisition costs	3,597.9	3,416.6
Other assets	1,699.1	2,099.8
Assets held in separate accounts	62,689.8	60,798.7

Total assets	$106,958.5	$105,957.9

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$35,941.1	$36,383.1
Short-term debt	242.3	215.0
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	3,130.1	3,645.2
Liabilities related to separate accounts	62,689.8	60,798.7

Total liabilities	102,703.3	101,742.0

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	3,883.4	3,543.9
Accumulated other comprehensive income	93.6	393.8

Total shareholder’s equity	4,255.2	4,215.9

Total liabilities and shareholder’s equity	$106,958.5	$105,957.9

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Shareholder’s Equity
(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2002	$3.8	$171.1	$2,979.6	$394.3	$3,548.8
Comprehensive income:
Net income	—	—	337.6	—	337.6
Net unrealized gains on securities available-for-sale arising during the period, net of taxes	—	—	—	99.6	99.6
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(26.6)	(26.6)

Total comprehensive income					410.6

Capital contributed by NFS	—	200.2	—	—	200.2
Capital returned to NFS	—	(100.0)	—	—	(100.0)
Dividends to NFS	—	—	(60.0)	—	(60.0)

Balance as of December 31, 2003	3.8	271.3	3,257.2	467.3	3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(42.7)	(42.7)
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(30.8)	(30.8)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(327.3)	(327.3)
Accumulated net gains on cash flow hedges, net of taxes	—	—	—	27.1	27.1

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	$3.8	$274.4	$3,883.4	$93.6	$4,255.2

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Net income	$524.5	$411.7	$337.6
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(10.6)	36.4	85.2
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Capitalization of deferred policy acquisition costs	(460.5)	(496.4)	(567.2)
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Amortization and depreciation	65.6	73.0	69.3
Decrease (increase) in other assets	591.0	(303.5)	(735.9)
(Decrease) increase in policy and other liabilities	(511.1)	324.4	342.3
Other, net	(114.9)	1.5	45.4

Net cash provided by operating activities	1,881.3	1,734.4	1,261.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,198.5	3,099.4	4,101.6
Proceeds from sale of securities available-for-sale	2,619.7	2,485.5	2,220.5
Proceeds from repayments of mortgage loans on real estate	2,854.6	1,920.9	1,478.3
Cost of securities available-for-sale acquired	(6,924.1)	(6,291.4)	(9,366.7)
Cost of mortgage loans on real estate originated or acquired	(2,524.9)	(2,169.9)	(1,914.4)
Net decrease (increase) in short-term investments	56.9	205.9	(639.9)
Collateral received (paid) - securities lending, net	36.6	89.4	(26.1)
Other, net	121.6	(357.2)	280.3

Net cash provided by (used in) investing activities	438.9	(1,017.4)	(3,866.4)

Cash flows from financing activities:
Net proceeds from issuance of long-term debt to NFS	—	—	100.0
Net increase in short-term debt	27.3	15.2	199.8
Capital contributed by NFS	—	3.1	200.2
Capital returned to NFS	—	—	(100.0)
Cash dividends paid to NFS	(185.0)	(125.0)	(60.0)
Investment and universal life insurance product deposits	2,845.4	3,561.6	5,116.1
Investment and universal life insurance product withdrawals	(5,022.5)	(4,156.5)	(2,852.3)

Net cash (used in) provided by financing activities	(2,334.8)	(701.6)	2,603.8

Net (decrease) increase in cash	(14.6)	15.4	(0.8)
Cash, beginning of period	15.5	0.1	0.9

Cash, end of period	$0.9	$15.5	$0.1

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2005, 2004 and 2003

(1)	Organization and Description of Business
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.
All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.
Wholly-owned subsidiaries of NLIC as of December 31, 2005 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.
The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation (TBG Financial). The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.
The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment products and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; federal income tax provisions; the liability for future policy benefits; and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Effective December 31, 2003, the Company applied the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), to those variable interest entities (VIEs) with which it is associated. As a result, the Company deconsolidated certain VIEs which previously were consolidated, as of that date. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 8% from other sources compared to 70%, 21% and 9%, respectively, in 2004.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.
Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.
(c) Derivative Instruments
Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.
The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.
Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.
The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.
(d) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(e) Deferred Policy Acquisition Costs for Investment Products and Universal Life Insurance Products
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (referred to as DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.
(f) Separate Accounts
Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.
(g) Future Policy Benefits
The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).
The Company calculates its liability for future policy benefits for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance laws.
The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2005 and 2004, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).
(h) Participating Business
Participating business represented approximately 10% in 2005 (11% in 2004 and 13% in 2003) of the Company’s life insurance in force, 52% of the number of life insurance policies in force in 2005 (55% in 2004 and 56% in 2003) and 5% of life insurance statutory premiums in 2005 (7% in 2004 and 11% in 2003). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(i) Federal Income Taxes
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(j) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.
(k) Reclassification
Certain items in the 2004 and 2003 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)	Recently Issued Accounting Standards
On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. Although the Company is currently unable to quantify the impact of adoption, SFAS 155 could have a material impact on the Company’s financial position and/or results of operations once adopted.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations once adopted.
In May 2005, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.
In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company began applying this additional guidance beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.
On September 8, 2004, the FASB issued for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as nonaccrual or how to subsequently report income on a nonaccrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and United States Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(4)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it attempts to mitigate those risks:
Credit Risk: This is the risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.
Interest Rate Risk: This is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, such as increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company may be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Legal/Regulatory Risk: This is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, or additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.
Ratings Risk: This is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged in can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.
Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $267.5 million extending into 2006 were outstanding as of December 31, 2005 compared to $243.7 million extending into 2005 as of December 31, 2004. The Company also had $47.4 million and $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2005 and 2004, respectively
Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. The Company attempts to minimize potential credit losses through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2005, the Company’s credit risk from these derivative financial instruments was $63.5 million, net of $203.3 million of cash collateral and $53.2 million in securities pledged as collateral compared to $46.3 million, $415.7 million and $222.5 million, respectively, as of December 31, 2004.
Equity Market Risk:Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, approximately 83% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2004). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which may require the Company to accelerate the amortization of DAC.
Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.
In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2003, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to earnings volatility. This volatility was negligible in 2005. As of December 31, 2005 and 2004, the net amount at risk was $1.08 billion and $1.71 billion before reinsurance, respectively, and $178.4 million and $296.5 million net of reinsurance, respectively. As of December 31, 2005 and 2004, the Company’s reserve for GMDB claims was $26.9 million and $23.6 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by: (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge; or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.
The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Upon reaching scale, the Company anticipates the purchase of S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings; however, the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2005 and 2004. As of December 31, 2005 and 2004, the fair value of the GMAB embedded derivative was $67.9 million and $20.6 million, respectively. The increase in the fair value of the GMAB embedded derivative primarily was due to the value of new business sold during 2005.
Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed minimum withdrawal benefit (GMWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company shall continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GMWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with no more than 23.8% in any geographic region of the U.S. and no more than 1.6% with any one borrower, compared to 25.1% and 1.6%, respectively, as of December 31, 2004. As of December 31, 2005 and 2004, 32.0% and 30.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.
Significant Business Concentrations:As of December 31, 2005 and 2004, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Guarantee Risk:In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company’s risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company attempts to mitigate these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 17 for further discussion of Tax Credit Funds.
Reinsurance: The Company follows the industry practice of reinsuring a portion of its life insurance and annuity risks with other companies in order to reduce net liability on individual risks, to provide protection against large losses and to obtain greater diversification of risks. The maximum amount of individual ordinary life insurance retained by the Company on any one life is $5.0 million. The Company cedes insurance primarily on an automatic basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria, and on a facultative basis, under which the reinsurer’s prior approval is required for each risk reinsured. The Company also cedes insurance on a case-by-case basis particularly where the Company may be writing new risks or is unwilling to retain the full costs associated with new lines of business. The Company maintains catastrophic reinsurance coverage to protect against large losses related to a single event. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.
The Company has entered into reinsurance contracts with certain unaffiliated reinsurers to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $909.6 million and $894.3 million as of December 31, 2005 and 2004, respectively. The impact of these contracts on the Company’s results of operations is immaterial. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts. The Company has no other material reinsurance arrangements with unaffiliated reinsurers. The Company’s only material reinsurance agreements with affiliates are the modified coinsurance agreements pursuant to which NLIC ceded to other members of Nationwide all of its accident and health insurance business not ceded to unaffiliated reinsurers, as described in Note 15.
Collateral – Derivatives:The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company’s policy is to include a Credit Support Annex with each agreement in an effort to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.
Collateral – Securities Lending:The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(5)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.
Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:
Fixed maturity and equity securities available-for-sale: See Note 2(b).
Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.
Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.
Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.
Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.
Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.
Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.
Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.
The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2005		2004
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$27,198.1	$27,198.1	$27,652.0	$27,652.0
Equity securities	42.1	42.1	48.1	48.1
Mortgage loans on real estate, net	8,458.9	8,503.0	8,649.2	8,942.7
Policy loans	604.7	604.7	644.5	644.5
Short-term investments	1,596.6	1,596.6	1,645.8	1,645.8
Cash	0.9	0.9	15.5	15.5
Assets held in separate accounts	62,689.8	62,689.8	60,798.7	60,798.7

Liabilities
Investment contracts	(28,698.1)	(26,607.2)	(29,196.6)	(26,870.6)
Policy reserves on life insurance contracts	(7,243.0)	(7,173.1)	(7,186.5)	(7,153.9)
Short-term debt	(242.3)	(242.3)	(215.0)	(215.0)
Long-term debt, payable to NFS	(700.0)	(822.8)	(700.0)	(743.9)
Collateral received – securities lending and derivatives	(1,359.1)	(1,359.1)	(1,289.9)	(1,289.9)
Liabilities related to separate accounts	(62,689.8)	(61,483.5)	(60,798.7)	(59,651.2)

Derivative financial instruments
Interest rate swaps hedging assets	3.3	3.3	(72.1)	(72.1)
Cross-currency interest rate swaps	178.5	178.5	495.0	495.0
Interest rate futures contracts	1.6	1.6	(6.5)	(6.5)
Other derivatives	41.1	41.1	36.1	36.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(6)	Derivative Financial Instruments
Qualitative Disclosure
Interest Rate Risk Management
The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.
Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.
As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.
The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.
In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.
The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.
Foreign Currency Risk Management
In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.
The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.
Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.
Equity Market Risk Management
See Note 4 for a complete discussion of the Company’s equity market risk management.
Other Non-Hedging Derivatives
The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.
The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.
The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.
Quantitative Disclosure
Fair Value Hedges
During the years ended December 31, 2005, 2004 and 2003, a net gain of $4.1 million, a net loss of $11.3 million and a net gain of $4.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.
Cash Flow Hedges
For the years ended December 31, 2005, 2004 and 2003, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net gain of $1.0 million and a net loss of $5.4 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.
The Company anticipates reclassifying less than $0.5 million in net losses out of AOCI over the next 12-month period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company did enter into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index, where delivery of the shares will occur 30 years in the future. During 2005, 2004 and 2003, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.
Other Derivative Instruments, Including Embedded Derivatives
Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2005, 2004 and 2003 included a net loss of $9.1 million, a net gain of $8.1 million and a net gain of $11.8 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, Annuity Benefits included a gain of $5.1 million for the year ended December 31, 2005 related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2005, 2004 and 2003, a net loss of $80.7 million, a net loss of $5.9 million and a net gain of $4.2 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $78.3 million, $5.9 million and $0.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2005, 2004 and 2003, respectively.
The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2005	2004
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$2,040.1	$1,891.5
Pay variable/receive fixed rate swaps hedging investments	79.2	152.8
Pay variable/receive variable rate swaps hedging investments	—	145.0
Pay variable/receive fixed rate swaps hedging liabilities	550.0	275.0
Pay variable/receive variable rate swaps hedging liabilities	30.0	280.0
Pay fixed/receive variable rate swaps hedging liabilities	170.0	275.0
Other contracts hedging investments	10.0	43.9
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	439.8	400.9
Hedging foreign currency denominated liabilities	1,312.4	2,028.8
Credit default swaps and other non-hedging instruments	555.3	836.0
Equity option contracts	774.4	190.9
Interest rate futures contracts	120.5	387.0

Total	$6,081.7	$6,906.8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(7)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U.S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$81.1	$13.9	$0.1	$94.9
Agencies not backed by the full faith and credit of the U.S. Government	1,101.0	81.6	1.0	1,181.6
Obligations of states and political subdivisions	246.8	3.1	2.7	247.2
Debt securities issued by foreign governments	41.6	2.7	0.1	44.2
Corporate securities
Public	10,192.0	448.9	26.4	10,614.5
Private	6,633.6	342.9	24.1	6,952.4
Mortgage-backed securities – U.S. Government-backed	4,628.8	59.5	16.3	4,672.0
Asset-backed securities	3,783.8	87.7	26.3	3,845.2

Total fixed maturity securities	26,708.7	1,040.3	97.0	27,652.0
Equity securities	37.7	10.5	0.1	48.1

Total securities available-for-sale	$26,746.4	$1,050.8	$97.1	$27,700.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2005. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,902.1	$1,909.1
Due after one year through five years	6,212.8	6,285.3
Due after five years through ten years	6,160.3	6,246.3
Due after ten years	3,172.2	3,334.1

Subtotal	17,447.4	17,774.8
Mortgage-backed securities – U.S. Government-backed	6,048.3	5,958.8
Asset-backed securities	3,463.2	3,464.5

Total	$26,958.9	$27,198.1

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2005	2004
Net unrealized gains, before adjustments and taxes	$246.2	$953.7
Adjustment to DAC	42.4	(144.6)
Adjustment to future policy benefits and claims	(104.6)	(121.6)
Deferred federal income taxes	(64.4)	(240.6)

Net unrealized gains	$119.6	$446.9

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2005	2004	2003
Fixed maturity securities	$(704.1)	$(153.3)	$61.9
Equity securities	(3.4)	(1.2)	12.4

Net change	$(707.5)	$(154.5)	$74.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$5.7	$0.1	$0.2	$—	$5.9	$0.1
Agencies not backed by the full faith and credit of the U.S. Government	179.9	1.0	—	—	179.9	1.0
Obligations of states and political subdivisions	68.6	0.5	52.7	2.2	121.3	2.7
Debt securities issued by foreign governments	—	—	7.5	0.1	7.5	0.1
Corporate securities
Public	1,522.3	17.9	291.5	8.5	1,813.8	26.4
Private	994.2	16.3	184.2	7.8	1,178.4	24.1
Mortgage-backed securities – U.S.
Government-backed	1,271.5	10.5	225.1	5.8	1,496.6	16.3
Asset-backed securities	728.0	15.4	229.3	10.9	957.3	26.3

Total fixed maturity securities	4,770.2	61.7	990.5	35.3	5,760.7	97.0
Equity securities	0.7	0.1	—	—	0.7	0.1

Total	$4,770.9	$61.8	$990.5	$35.3	$5,761.4	$97.1

% of gross unrealized losses		64.0%		36.0%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Proceeds from the sale of securities available-for-sale during 2005, 2004 and 2003 were $2.62 billion, $2.49 billion and $2.22 billion, respectively. During 2005, gross gains of $71.9 million ($61.5 million and $104.0 million in 2004 and 2003, respectively) and gross losses of $22.6 million ($8.7 million and $27.6 million in 2004 and 2003, respectively) were realized on those sales.
The Company had $22.2 million and $18.0 million of real estate investments as of December 31, 2005 and 2004, respectively, that were non-income producing during the preceding twelve months.
Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 2005 ($20.9 million as of December 31, 2004). The carrying value of real estate held for disposal totaled $2.5 million and $2.8 million as of December 31, 2005 and 2004, respectively.
The recorded investment of mortgage loans on real estate considered to be impaired was $29.7 million as of December 31, 2005 ($30.0 million as of December 31, 2004), for which the related valuation allowance was $7.1 million ($7.6 million as of December 31, 2004). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2005, the average recorded investment in impaired mortgage loans on real estate was $7.4 million ($10.0 million in 2004). Interest income recognized on those loans, which is recognized on a cash basis, totaled $2.1 million in 2005 ($1.6 million in 2004).
The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2005	2004	2003
Allowance, beginning of period	$33.3	$29.1	$43.4
Net additions (reductions) charged (credited) to allowance	(2.2)	4.2	(14.3)

Allowance, end of period	$31.1	$33.3	$29.1

During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2005	2004	2003
Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale	$65.3	$57.5	$98.5
Hedging losses on fixed maturity sales	(6.8)	(15.2)	(42.4)
Equity securities available-for-sale	6.6	4.0	5.5
Mortgage loans on real estate	10.7	10.7	3.0
Mortgage loan hedging losses	(3.3)	(4.0)	(2.4)
Real estate	2.1	3.7	4.2
Other	1.0	8.3	—

Total realized gains on sales, net of hedging losses	75.6	65.0	66.4

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale	(22.5)	(7.8)	(27.2)
Hedging gains on fixed maturity sales	3.9	3.7	9.2
Equity securities available-for-sale	(0.1)	(0.9)	(0.4)
Mortgage loans on real estate	(10.4)	(6.8)	(5.0)
Mortgage loan hedging gains	7.8	2.2	0.5
Real estate	—	(1.2)	(0.3)
Other	(1.6)	(1.9)	(2.0)

Total realized losses on sales, net of hedging gains	(22.9)	(12.7)	(25.2)

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale	(28.1)	(79.7)	(159.4)
Equity securities available-for-sale	(0.9)	(0.6)	(8.0)
Mortgage loans on real estate, including valuation allowance adjustment	(4.5)	(7.1)	11.7
Real estate	(0.1)	(3.2)	(0.8)
Other	(3.2)	—	—

Total other-than-temporary and other investment impairments	(36.8)	(90.6)	(156.5)

Credit default swaps	(7.5)	0.3	13.3
Periodic net coupon settlements on non-qualifying derivatives	1.1	6.6	15.6
Other derivatives	1.1	(5.0)	1.2

Net realized gains (losses) on investments, hedging instruments and hedged items	$10.6	$(36.4)	$(85.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2005	2004	2003
Securities available-for-sale:
Fixed maturity securities	$1,466.2	$1,461.9	$1,453.1
Equity securities	2.4	1.2	1.4
Mortgage loans on real estate	577.3	577.4	579.7
Real estate	16.6	17.9	21.7
Short-term investments	18.8	8.9	9.3
Derivatives	(31.0)	(94.3)	(107.2)
Other	112.2	78.4	64.8

Gross investment income	2,162.5	2,051.4	2,022.8
Less investment expenses	57.3	50.9	49.7

Net investment income	$2,105.2	$2,000.5	$1,973.1

Fixed maturity securities with an amortized cost of $16.4 million and $52.3 million as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2005 and 2004, the Company had pledged fixed maturity securities with a fair value of $8.6 million and $51.4 million, respectively, as collateral to various derivative counterparties.
As of December 31, 2005 and 2004, the Company had received $1.10 billion and $874.2 million, respectively, of cash collateral on securities lending and $203.3 million and $415.7 million, respectively, of cash for derivative collateral. As of December 31, 2005, the Company had not received any non-cash collateral on securities lending compared to $191.8 million received at December 31, 2004. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2005 and 2004, the Company had loaned securities with a fair value of $1.07 billion and $1.04 billion, respectively. The Company also held $53.2 million and $222.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2005 and 2004, respectively.

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) GMIB; and (4) a hybrid guarantee with GMAB and GMWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.
The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 4 for a complete description of the Company’s hybrid GMAB/GMWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GMWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2005			2004
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,260.6	$32.5	60	$9,675.4	$54.1	59
Reset	16,932.1	58.7	63	17,315.9	153.2	62
Ratchet	11,020.6	28.9	65	9,621.0	42.3	64
Rollup	592.1	8.4	69	638.6	9.7	68
Combo	2,530.6	22.3	68	2,519.9	19.2	67

Subtotal	40,336.0	150.8	64	39,770.8	278.5	62
Earnings enhancement	418.5	27.6	61	310.1	18.0	60

Total - GMDB	$40,754.5	$178.4	63	$40,080.9	$296.5	62

GMAB[2]:
5 Year	$1,041.8	$0.5	N/A	$460.6	$0.1	N/A
7 Year	1,103.5	0.2	N/A	568.4	—	N/A
10 Year	595.5	0.1	N/A	304.0	—	N/A

Total - GMAB	$2,740.8	$0.8	N/A	$1,333.0	$0.1	N/A

GMIB[3]:
Ratchet	$444.7	$—	N/A	$437.7	$—	N/A
Rollup	1,189.3	—	N/A	1,188.2	—	N/A
Combo	0.5	—	N/A	1.0	—	N/A

Total - GMIB	$1,634.5	$—	N/A	$1,626.9	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GMWB rider had account values of $939.1 million as of December 31, 2005.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	Total
Balance as of December 31, 2003	$21.8	$4.3	$—	$26.1
Expense provision	25.0	—	0.8	25.8
Net claims paid	(23.2)	—	—	(23.2)
Value of new business sold	—	24.7	—	24.7
Change in fair value	—	(8.4)	—	(8.4)

Balance as of December 31, 2004	23.6	20.6	0.8	45.0
Expense provision	32.8	—	0.4	33.2
Net claims paid	(29.5)	—	—	(29.5)
Value of new business sold	—	53.4	—	53.4
Change in fair value		(6.1)	—	(6.1)

Balance as of December 31, 2005	$26.9	$67.9	$1.2	$96.0

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2005	2004
Mutual funds:
Bond	$3,857.3	$4,136.8
Domestic equity	28,011.3	27,402.4
International equity	2,161.4	1,831.3

Total mutual funds	34,030.0	33,370.5
Money market funds	1,350.4	1,313.6

Total	$35,380.4	$34,684.1

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates GMDB and GMIB claim reserve estimates used and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.50%	5.50%	6.50%	8.50%	10.50%	10.50%	10.50%	17.50%	17.50%	17.50%
Maximum	4.50%	8.50%	11.50%	17.50%	22.50%	22.50%	22.50%	22.50%	22.50%	19.50%
GMABs and hybrid GMABs/GMWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2005	2004
$800.0 million commercial paper program	$134.7	$134.7
$350.0 million securities lending program facility	75.0	47.7
$250.0 million securities lending program facility	32.6	32.6

Total short-term debt	$242.3	$215.0

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. Previously, the facility consisted of a 364-day agreement and a five-year agreement. In May 2005, the 364-day agreement was terminated, and the five-year agreement was amended and restated for a new five-year term. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2005 and 2004, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2005 and 2004. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million in commercial paper outstanding as of December 31, 2005 and 2004 at a weighted average effective interest rate of 4.22% in 2005 and 2.14% in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.0 million and $47.7 million outstanding under this agreement as of December 31, 2005 and 2004, respectively. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. Because NLIC has a variable interest in the profits from the securitization of these loans and is the primary beneficiary of this arrangement, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with current accounting guidance. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2005 and 2004. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
The Company paid interest on short-term debt totaling $11.5 million, $3.6 million and $1.3 million in 2005, 2004 and 2003, respectively, including less than $0.1 million to NFS during each year.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2005	2004
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2005, $50.7 million in 2004 and $47.1 million in 2003. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(11)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.
Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2005	2004
Deferred tax assets:
Future policy benefits	$630.5	$715.5
Other	185.9	117.0

Gross deferred tax assets	816.4	832.5
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	809.4	825.5

Deferred tax liabilities:
Fixed maturity securities	65.1	318.2
Equity securities and other investments	23.8	20.9
Derivatives	31.8	31.2
Deferred policy acquisition costs	970.5	908.1
Other	116.4	101.9

Gross deferred tax liabilities	1,207.6	1,380.3

Net deferred tax liability	$398.2	$554.8

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2005, 2004 and 2003.
The Company’s current federal income tax liability was $53.8 million and $145.3 million as of December 31, 2005 and 2004, respectively.
During the third quarter of 2005, the Company refined its separate account dividends received deduction (DRD) estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all open tax years (2000 – 2005). In addition, the Company recorded $5.6 million of net benefit adjustments in the third quarter of 2005, primarily related to differences between the estimated tax liability and the amounts reported on the Company’s tax returns and revised estimates of permanent income tax deductions expected to be generated in 2005. During the fourth quarter of 2005, the Company revised the estimate for the separate account DRD and recorded an additional federal income tax benefit of $8.0 million based on additional information available at year end.
The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2005	2004	2003
Current	$90.6	$181.5	$106.7
Deferred	5.0	(61.5)	(10.5)

Federal income tax expense	$95.6	$120.0	$96.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2005		2004		2003
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$217.0	35.0	$187.2	35.0	$152.0	35.0
Tax exempt interest and dividends received deduction	(107.5)	(17.3)	(47.2)	(8.8)	(45.7)	(10.5)
Income tax credits	(16.3)	(2.6)	(9.7)	(1.8)	(10.8)	(2.5)
Release of Phase III tax liability	—	—	(5.1)	(1.0)	—	—
Other, net	2.4	0.3	(5.2)	(1.0)	0.7	0.1

Total	$95.6	15.4	$120.0	22.4	$96.2	22.1

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see “Release of Phase III tax liability” above). The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.
Total federal income tax paid was $182.2 million, $142.3 million and $176.2 million during the years ended December 31, 2005, 2004 and 2003, respectively.

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.
State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2005 and 2004 was $2.60 billion and $2.39 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2005, 2004 and 2003 was $462.5 million, $317.7 million and $444.4 million, respectively. As of January 1, 2006, based on statutory financial results as of and for the year ended December 31, 2005, NLIC could pay dividends totaling $277.5 million without obtaining prior approval. On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(13)	Comprehensive Income
Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2005	2004	2003
Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustments	$(687.2)	$(182.0)	$(16.7)
Net adjustment to deferred policy acquisition costs	187.0	99.1	56.9
Net adjustment to future policy benefits and claims	17.0	(11.0)	22.6
Related federal income tax benefit (expense)	169.1	33.3	(22.4)

Net unrealized (losses) gains	(314.1)	(60.6)	40.4

Reclassification adjustment for net realized (gains) losses on securities available-for-sale realized during the period:
Net unrealized (gains) losses	(20.3)	27.5	91.0
Related federal income tax expense (benefit)	7.1	(9.6)	(31.8)

Net reclassification adjustment	(13.2)	17.9	59.2

Other comprehensive (loss) income on securities available-for-sale	(327.3)	(42.7)	99.6

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	41.7	(47.4)	(40.9)
Related federal income tax (expense) benefit	(14.6)	16.6	14.3

Other comprehensive income (loss) on cash flow hedges	27.1	(30.8)	(26.6)

Total other comprehensive (loss) income	$(300.2)	$(73.5)	$73.0

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2005, 2004 and 2003.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(14)	Employee Benefit Plans
Defined Benefit Plans
The Company and certain affiliated companies participate in a defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.
The Company’s portion of pension expense for this plan for the years ended December 31, 2005, 2004 and 2003 was $16.6 million, $13.7 million and $13.2 million, respectively. The Company recorded prepaid pension assets of $38.1 million and $14.6 million as of December 31, 2005 and 2004, respectively.
In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.
Two significant plan changes were enacted to the postretirement benefit plans at December 31, 2002. The first involved the postretirement medical plan, which was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that the pre-65 benefit caps will increase by 3% per year, at which time the cap will be frozen. The second involved the postretirement death benefit plan, which was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.
The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $47.6 million and $49.3 million, respectively. The net periodic benefit (income) cost for the postretirement benefit plans as a whole was $(0.1) million, $0.3 million and $1.1 million for 2005, 2004 and 2003, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes information regarding the funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole (all of which are U.S. plans), including amounts not related to the Company, as of the years ended December 31:

	Pension benefits		Postretirement benefits
(in millions)	2005	2004	2005	2004
Change in benefit obligation:
Benefit obligation at beginning of year	$2,733.1	$2,457.0	$291.9	$306.8
Service cost	133.5	121.8	9.7	9.2
Interest cost	134.9	134.0	16.0	17.5
Participant contributions	—	—	6.5	4.1
Plan amendment	—	—	—	(13.3)
Actuarial loss (gain)	261.6	125.7	3.0	(10.1)
Benefits paid	(117.3)	(105.4)	(25.9)	(22.3)

Benefit obligation at end of year	3,145.8	2,733.1	301.2	291.9

Change in plan assets:
Fair value of plan assets at beginning of year	2,454.3	2,242.4	135.6	127.5
Actual return on plan assets	184.1	187.3	6.3	6.2
Employer contributions[1]	249.8	130.0	19.1	20.1
Participant contributions	—	—	6.5	4.1
Benefits paid[1]	(117.3)	(105.4)	(25.9)	(22.3)

Fair value of plan assets at end of year	2,770.9	2,454.3	141.6	135.6

Funded status	(374.9)	(278.8)	(159.6)	(156.3)
Unrecognized prior service cost	21.4	25.8	(88.3)	(103.0)
Unrecognized net loss	544.6	298.2	52.1	48.0
Unrecognized net asset at transition	—	(1.2)	—	—

Prepaid (accrued) benefit cost, net	$191.1	$44.0	$(195.8)	$(211.3)

Accumulated benefit obligation	$2,510.3	$2,271.6

[1]	Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.
In 2004, the postretirement medical plan was amended to reflect the provisions of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act), which was signed into law on December 8, 2003. The amendment integrates prescription drug benefits with the coverage provisions provided in the Medicare Act. The impact of the amendment is reflected in the accumulated postretirement benefit obligations beginning December 31, 2004. The expense impact of the amendment was a $2.0 million decrease for 2005 for the plan as a whole.
The effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation was $0.1 million and $1.7 million at December 31, 2005 and 2004, respectively, for the plan as a whole.
NMIC and all participating employers, including the Company, expect to contribute $120.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

(in millions)	Pension benefits	Postretirement benefits
2006	$115.7	$20.7
2007	117.8	20.5
2008	120.2	19.8
2009	127.0	19.3
2010	133.8	19.9
2011-2015	817.1	111.6
The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole as of the December 31 measurement date for all plans:

	Pension benefits		Postretirement benefits
	2005	2004	2005	2004
Discount rate	4.75%	5.00%	5.45%	5.70%
Rate of increase in future compensation levels	4.25%	3.50%	—	—
Assumed health care cost trend rate:
Initial rate	—	—	9.00%	10.00%	[1]
Ultimate rate	—	—	5.50%	5.20%	[1]
Declining period	—	—	7 Years	10 Years

[1]	The 2005 initial rate was 9.00% for participants over age 65, with an ultimate rate of 5.5%, and the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%.
The NMIC pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The plan requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets based on current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the asset allocation for the NMIC pension plan as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	50%	48%	40 - 65%
Debt securities	50%	52%	25 - 50%
Real estate	—	—	0 - 10%

Total	100%	100%

The NMIC postretirement benefit plans employ a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.
The following table summarizes the asset allocation for the NMIC postretirement benefit plans as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	60%	60%	50 - 80%
Debt securities	37%	35%	20 - 50%
Other	3%	5%	0 - 10%

Total	100%	100%

The following table summarizes the components of net periodic benefit cost for the NMIC pension plan as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$133.5	$121.8	$104.0
Interest cost	134.9	134.0	131.7
Expected return on plan assets	(172.6)	(167.7)	(156.7)
Recognized net actuarial loss	—	—	0.1
Amortization of prior service cost	4.5	4.5	4.5
Amortization of unrecognized net losses	3.6	—	—
Amortization of unrecognized transition cost	(1.2)	(1.3)	(1.3)

Net periodic benefit cost	$102.7	$91.3	$82.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate net periodic benefit cost, set at the beginning of each year, for the NMIC pension plan as a whole:

	2005	2004	2003
Discount rate	5.00%	5.50%	6.00%
Rate of increase in future compensation levels	3.50%	4.00%	4.50%
Expected long-term rate of return on plan assets	6.75%	7.25%	7.75%
The NMIC pension plan employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase, which was 4.25% at December 31, 2005.
The following table summarizes the components of net periodic benefit cost for the NMIC postretirement benefit plans as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$9.7	$9.2	$9.9
Interest cost	16.0	17.5	19.5
Expected return on plan assets	(8.7)	(8.9)	(8.0)
Amortization of unrecognized net losses	1.4	—	—
Net amortization and deferral	(14.8)	(12.1)	(9.9)

Net periodic benefit cost	$3.6	$5.7	$11.5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate the Company’s net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

	2005	2004	2003
Discount rate	5.70%	6.10%	6.60%
Expected long-term rate of return on plan assets	6.50%	7.00%	7.50%
Assumed health care cost trend rate:
Initial rate	10.00%[1]	11.00%[1]	11.30%[1]
Ultimate rate	5.20%[1]	5.20%[1]	5.70%[1]
Declining period	10 Years	11 Years	11 Years

[1]
The initial rate was 11.00% for participants over 65, with an ultimate rate of 5.70%, the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%, and the 2003 initial rate was 12.00% for participants over age 65, with an ultimate rate of 5.60%.

Defined Contribution Plans
The Company and certain affiliated companies sponsor defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.2 million, $5.8 million and $5.5 million for 2005, 2004 and 2003, respectively.

(15)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2005, 2004 and 2003, the Company made payments to NMIC and NSC totaling $274.1 million, $194.6 million and $170.4 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $6.39 billion and $5.75 billion as of December 31, 2005 and 2004, respectively. Total revenues from these contracts were $136.2 million, $136.5 million and $138.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.3 million, $107.9 million and $111.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2005, 2004 and 2003, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $18.4 million and $17.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2005, 2004 and 2003 were $429.5 million, $335.6 million and $286.7 million, respectively, while benefits, claims and expenses ceded during these years were $398.8 million, $336.0 million and $247.5 million, respectively.
Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2005 and 2004, customer allocations to GGI funds totaled $15.70 billion and $14.06 billion, respectively. For the years ended December 31, 2005, 2004 and 2003, GGI paid the Company $51.6 million, $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.
Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.5 million, $23.2 million and $24.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.
The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2005 and 2004, the Company had no borrowings from affiliated entities under such agreements. During 2005, 2004 and 2003, the most the Company had outstanding at any given time was $55.3 million, $227.7 million and $126.0 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained from unaffiliated parties.
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $390.6 million and $498.4 million as of December 31, 2005 and 2004, respectively, and are included in short-term investments on the consolidated balance sheets. For the years ended December 31, 2005, 2004 and 2003, the Company paid NCMC fees totaling less than $0.1 million under this agreement.
Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2005, 2004 and 2003 were $59.0 million, $63.1 million and $62.0 million, respectively.
During the year ended December 31, 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million purchased during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.
An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $2.9 million, $2.6 million and $0.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to NMIC were $45.0 million, $37.4 million and $2.4 million in the years ended December 31, 2005, 2004 and 2003, respectively. These payments related to tax years prior to deconsolidation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.
On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In 2005, 2004 and 2003, NLIC paid dividends to NFS totaling $185.0 million, $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.
See Note 10 for information on surplus notes payable from NLIC to NFS. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million in 2005, 2004 and 2003. As of December 31, 2005, there were no outstanding balances on unsecured notes to NFS.

(16)	Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back MTN programs. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.
These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.
On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States who, during the class period from February 10, 1995 through February 2, 2006, purchased life insurance policies from NLIC that provided for guaranteed maximum premiums and who paid premiums on a modal basis to NLIC. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The case is currently set for trial on April 10, 2006. NLIC intends to defend this lawsuit vigorously.
On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer, and on December 30, 2005, the Company filed a motion for summary judgment. The Company intends to defend this lawsuit vigorously.
On October 31, 2003, NLIC and NLAIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.
On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The Company’s motion for summary judgment was denied with respect to all claims on February 24, 2006. The Company intends to defend this lawsuit vigorously.
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS, and the Company is currently under examination for the 2000-2002 tax years. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
A significant component of the tax reserve is related to the separate account DRD. The Company has not reached any final agreements with the IRS with respect to the DRD, and there can be no assurance that any such agreements will be reached. However, resolution of the separate account DRD and/or other identified issues could result in a potentially significant adjustment to the Company’s future results of operations.

(17)	Securitization Transactions
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2005, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.54 billion. The Company does not anticipate making any payments related to the guarantees.
At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2005, no stabilization collateral amounts were released into income, compared to $0.1 million released in 2004. As of December 31, 2005 and 2004, $2.2 million and $1.4 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.
To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(18)	Variable Interest Entities
As of December 31, 2005 and 2004, the Company had relationships with 19 and 14 VIEs, respectively, where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 17). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The net assets of these VIEs totaled $440.6 million and $366.4 million as of December 31, 2005 and December 31, 2004, respectively. The following table summarizes the components of net assets as of the dates indicated:

(in millions)	December 31, 2005	December 31, 2004
Mortgage loans on real estate	$31.5	$32.1
Other long-term investments	478.6	401.2
Short-term investments	42.3	31.7
Other assets	41.3	50.3
Short-term debt	32.6	32.6
Other liabilities	120.5	116.3
The total exposure to loss on these VIEs where the Company is the primary beneficiary was immaterial as of December 31, 2005 and December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.
In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $53.9 million and $36.3 million as of December 31, 2005 and 2004, respectively.

(19)	Segment Information
Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. The Company reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles to exclude: (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives; (2) net realized gains and losses related to securitizations; and (3) the adjustment to amortization of DAC related to net realized gains and losses.
Individual Investments
The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
Retirement Plans
The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector includes IRC Section 401(k) business, and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable group annuities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Individual Protection
The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.
Corporate and Other
The Corporate and Other segment includes certain structured products business; the MTN program; net investment income not allocated to product segments; periodic net coupon settlements on non-qualifying derivatives; unallocated expenses; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Life insurance premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Other benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Life insurance premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Other benefits and claims	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2003
Revenues:
Policy charges	$427.9	$150.0	$346.2	$—	$924.1
Life insurance premiums	89.8	—	190.0	—	279.8
Net investment income	807.9	640.2	324.3	200.7	1,973.1
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(100.8)	(100.8)
Other	—	—	—	28.4	28.4

Total revenues	1,325.6	790.2	860.5	128.3	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	602.5	443.2	185.6	77.9	1,309.2
Other benefits and claims	155.5	—	224.5	—	380.0
Policyholder dividends on participating policies	—	—	41.2	—	41.2
Amortization of DAC	228.4	45.6	101.9	—	375.9
Interest expense on debt	—	—	—	48.4	48.4
Other operating expenses	172.9	178.9	157.3	6.4	515.5

Total benefits and expenses	1,159.3	667.7	710.5	132.7	2,670.2

Income (loss) from continuing operations before federal income tax expense	166.3	122.5	150.0	(4.4)	$434.4

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	100.8

Pre-tax operating earnings	$166.3	$122.5	$150.0	$96.4

Assets as of period end	$49,419.2	$29,226.9	$11,286.6	$10,695.0	$100,627.7

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements:

Nationwide Variable Account-II:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2005.

Statements of Operations for the year
ended December 31, 2005.

Statements of Changes in Contract
Owners' Equity for the years
ended December 31, 2005 and 2004.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2005 and 2004.

Consolidated Statements of Income for the
years ended December 31, 2005, 2004 and
2003.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2005, 2004 and 2003.

Consolidated Statements of Cash Flows for
the years ended December 31, 2005, 2004
and 2003.

Notes to Consolidated Financial Statements.

Item 24.	(b) Exhibits

(1)
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

(2)	Not Applicable

(3)
Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

(4)	The form of the variable annuity contract - Filed previously with initial registration statement (SEC File No. 333-103093) and hereby incorporated by reference.

(5)	Variable Annuity Application - Filed previously with initial registration statement (SEC File No. 333-103093) and hereby incorporated by reference.

(6)	Articles of Incorporation of Depositor - Filed previously with Registration Statement (SEC File No. 2-75059) and hereby incorporated by reference.

(7)	Not Applicable

(8)	Not Applicable

(9)	Opinion of Counsel - Filed previously with initial registration statement (SEC File No. 333-103093) and hereby incorporated by reference.

(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto

(11)	Not Applicable

(12)	Not Applicable

Item 25.	Directors and Officers of the Depositor

Chairman of the Board	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Financial and Investment Officer	Robert A. Rosholt
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	Kathleen D. Ricord
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Technology Officer	Srinivas Koushik
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Consumer Finance	John S. Skubik
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Group Business Head	Duane C. Meek
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Investments Business Head	Mark D. Phelan
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Mark D. Torkos
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-Marketing, Strategy and Urban Operations	Katherine A. Mabe
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-P/C Strategic Planning and Operations	James R. Burke
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations	David K. Hollingsworth
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex (nmn) Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant.

*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas		The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas		The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa		The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa		The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California		The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware		The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware		The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware		The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware		The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware		The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales		The company is engaged in investment holding.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California		The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas		The company is currently inactive.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg		The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa		The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales		The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas		The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio		The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales		This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales		This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales		The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware		The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware		The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware		The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware		The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware		The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales		The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

Gartmore Investment Management plc*	England and Wales		The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Services GmbH	Germany		The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales		The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands		The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon		The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland		The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland		The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales		The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

Gartmore Riverview II, LLC	Delaware		The company is a holding company for Gartmore Riverview, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview Polyphony LLC*	Delaware		The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales		The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware		The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands		The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon		The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales		The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio		The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales		The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts		The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg		The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California		The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27.	Number of Contract Owners

The number of Contract Owners of Qualified and Non-Qualified Contracts as of February 14, 2006 was 15,397 and 9,254 respectively.

Item 28.	Indemnification

Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-5
Nationwide Variable Account-8	Nationwide VLI Separate Account-6
Nationwide Variable Account-9	Nationwide VLI Separate Account-7
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

Chairman of the Board and Director	Mark D. Phelan
President	Rhodes B. Baker
Senior Vice President	William G. Goslee, Jr.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Compliance Officer	Barbara J. Shane
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	E. Gary Berndt
Director	James D. Benson
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31.	Management Services

Not Applicable

Item 32.	Undertakings

The Registrant hereby undertakes to:

(a)
file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)
include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 21stday of April, 2006.

NATIONWIDE VARIABLE ACCOUNT-II
(Registrant)
NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/ Steven R. Savini
Steven R. Savini

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 21stday of April, 2006.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board

JOSEPH A. ALUTTO
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
Keith W. Eckel, Director

LYDIA M. MARSHALL
Lydia M. Marshall, Director

DONALD L. MCWHORTER
Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director

DAVID O. MILLER
David O. Miller, Director

JAMES F. PATTERSON
James F. Patterson, Director

GERALD D. PROTHRO
Gerald D. Prothro, Director

ALEX SHUMATE
Alex Shumate, Director

By /s/Steven R. Savini
Steven R. Savini
Attorney-in-Fact